UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	October 31, 2019
Date of reporting period:	January 31, 2019

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
California Municipal Fund
January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 0.02%	Shares Held Value (000's)			Principal
Exchange-Traded Funds - 0.02%			MUNICIPAL BONDS (continued)	Amount (000’s)	Value (000’s)
iShares California Muni Bond ETF	1,000	$59	California (continued)
TOTAL INVESTMENT COMPANIES		$59	California Statewide Communities Development
	Principal		Authority
MUNICIPAL BONDS - 101.09%	Amount (000's) Value (000's)		4.00%, 02/01/2022	$830	$861
California - 100.15%			4.00%, 02/01/2025	940	1,000
Abag Finance Authority for Nonprofit Corps			4.00%, 07/01/2048	1,800	1,788
5.00%, 08/01/2043	$1,500	$1,634	5.00%, 10/01/2028	1,875	2,059
Alameda Community Improvement Commission			5.00%, 02/01/2030	2,775	3,037
Successor Agency (credit support from BAM)			5.00%, 11/01/2032(e)	1,135	1,250
5.00%, 09/01/2031(a)	1,000	1,135	5.00%, 05/15/2034	4,855	5,402
Alameda Corridor Transportation Authority			5.00%, 12/01/2036(e)	5,000	5,311
5.00%, 10/01/2034	8,805	9,816	5.00%, 09/02/2038	3,000	3,210
5.00%, 10/01/2036	4,250	4,705	5.00%, 05/15/2040	3,500	3,816
Alameda Unified School District-Alameda			5.00%, 12/01/2041(e)	1,000	1,047
County/CA			5.00%, 10/01/2046	5,500	6,003
5.00%, 08/01/2032	1,795	2,096	5.25%, 12/01/2034	3,500	3,776
Alum Rock Union Elementary School District			5.25%, 12/01/2038(e)	1,000	1,086
5.25%, 08/01/2043	1,000	1,115	5.25%, 12/01/2043(e)	2,000	2,151
Anaheim Public Financing Authority			7.25%, 11/15/2041(e)	1,500	1,553
5.25%, 10/01/2034	1,000	1,006	California Statewide Communities Development
Bay Area Toll Authority			Authority (credit support from FHA INS)
5.13%, 04/01/2039	3,000	3,018	6.25%, 08/01/2024(a)	775	791
California Educational Facilities Authority			California Statewide Financing Authority
5.00%, 10/01/2036	1,000	1,155	6.00%, 05/01/2043	2,050	2,061
5.00%, 10/01/2045	1,000	1,131	6.00%, 05/01/2043	1,550	1,559
5.38%, 04/01/2034	1,000	1,044	Chino Valley Unified School District
California Health Facilities Financing Authority			5.25%, 08/01/2047	2,900	3,379
5.00%, 08/15/2031	2,700	3,179	City of Atwater CA Wastewater Revenue (credit
5.00%, 08/15/2033	1,750	2,014	support from AGM)
5.00%, 08/15/2034	2,000	2,313	5.00%, 05/01/2043(a)	1,000	1,128
5.00%, 02/01/2035	2,000	2,221	City of Compton CA Water Revenue
5.00%, 11/15/2046(b)	4,504	4,960	6.00%, 08/01/2039	1,250	1,266
5.00%, 08/15/2047	1,000	1,097	City of Irvine CA
5.00%, 11/15/2048	2,785	3,112	5.00%, 09/01/2049	2,000	2,114
5.75%, 09/01/2039	2,000	2,048	City of Los Angeles CA Wastewater System
6.00%, 07/01/2039	2,000	2,036	Revenue
California Health Facilities Financing			5.00%, 06/01/2034	2,000	2,301
Authority (credit support from CA MTG INS)			City of Los Angeles Department of Airports
5.00%, 07/01/2035(a)	1,000	1,150	5.00%, 05/15/2026	1,000	1,164
California Municipal Finance Authority			5.00%, 05/15/2026	3,500	4,135
5.00%, 05/15/2033	1,000	1,134	5.00%, 05/15/2028	3,000	3,612
5.00%, 05/15/2034	1,000	1,129	5.00%, 05/15/2036	1,500	1,687
5.00%, 12/31/2034	3,550	3,995	5.00%, 05/15/2042	1,200	1,327
5.00%, 12/31/2036	3,000	3,345	5.00%, 05/15/2044(b)	3,100	3,471
5.25%, 11/01/2036	4,000	4,297	5.00%, 05/15/2047	3,500	3,890
California Pollution Control Financing Authority			City of Riverside CA Sewer Revenue
3.00%, 11/01/2025	10,600	10,775	5.00%, 08/01/2040	4,000	4,524
3.25%, 12/01/2027(c)	2,000	2,056	City of San Francisco CA Public Utilities
4.30%, 07/01/2040	3,400	3,557	Commission Water Revenue
5.00%, 07/01/2029(d),(e)	1,000	1,191	5.00%, 11/01/2034	1,800	2,093
5.00%, 07/01/2030(e)	2,000	2,118	5.00%, 11/01/2036	2,010	2,192
5.00%, 07/01/2037(e)	10,000	10,468	City of Vernon CA Electric System Revenue
5.00%, 07/01/2039(d),(e)	1,000	1,117	5.13%, 08/01/2021	280	285
5.00%, 11/21/2045(d),(e)	1,500	1,655	5.13%, 08/01/2021	805	817
California Public Finance Authority			Coachella Valley Unified School District/
5.00%, 07/01/2047(e)	1,000	1,005	CA (credit support from AGM)
California School Finance Authority			0.00%, 08/01/2039(a),(f)	4,000	1,805
5.00%, 07/01/2035(e)	1,925	2,076	Compton Public Finance Authority
5.00%, 08/01/2036(e)	1,170	1,246	4.50%, 09/01/2032(e)	8,000	8,078
5.00%, 08/01/2038(e)	1,000	1,075	County of Sacramento CA Airport System
California State Public Works Board			Revenue
5.00%, 11/01/2037	1,375	1,506	5.00%, 07/01/2036	1,350	1,524
5.00%, 10/01/2039	4,500	5,037	5.00%, 07/01/2037	2,000	2,273
California State University			Dinuba Redevelopment Agency (credit support
5.00%, 11/01/2037	2,000	2,311	from BAM)
5.25%, 11/01/2038	2,000	2,018	5.00%, 09/01/2033(a)	2,000	2,281

See accompanying notes.

     Schedule of Investments California Municipal Fund January 31, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s)	Value (000’s)	MUNICIPAL BONDS (continued)	Amount (000’s)	Value (000’s)
California (continued)			California (continued)
East Bay Municipal Utility District Water System			Port Commission of the City & County of San
Revenue			Francisco
3.00%, 06/01/2037	$10	$9	4.00%, 03/01/2035	$1,000	$1,031
5.00%, 06/01/2036	1,000	1,046	Port of Los Angeles
El Monte Union High School District (credit			5.00%, 08/01/2032	1,740	1,969
support from AGC)			Poway Unified School District
5.50%, 06/01/2034(a)	2,000	2,026	0.00%, 08/01/2036(f)	4,000	2,114
Escondido Union High School District			Regents of the University of California Medical
0.00%, 08/01/2041(f)	1,000	410	Center Pooled Revenue
Foothill-De Anza Community College District			5.00%, 05/15/2035	4,540	5,165
5.00%, 08/01/2040	1,500	1,630	Rialto Redevelopment Agency
Golden State Tobacco Securitization Corp			5.00%, 09/01/2037	1,000	1,156
5.00%, 06/01/2026	1,000	1,138	Richmond Joint Powers Financing Authority
5.00%, 06/01/2028	7,000	7,963	6.25%, 07/01/2024	1,000	1,019
5.25%, 06/01/2047	10,000	9,839	Ripon Unified School District (credit support
5.30%, 06/01/2037	4,000	3,995	from BAM)
Golden State Tobacco Securitization Corp (credit			0.00%, 08/01/2033(a),(f)	855	452
support from ST APPROP)			Ripon Unified School District -
5.00%, 06/01/2033(a)	2,000	2,251	Unrefunded (credit support from BAM)
Indio Redevelopment Agency Successor Agency			0.00%, 08/01/2033(a),(f)	255	134
5.63%, 08/15/2035	330	331	Riverside Community Properties Development
Inland Valley Development Agency			Inc
5.25%, 09/01/2037	1,000	1,122	6.00%, 10/15/2038	1,000	1,200
Irvine Ranch Water District			Riverside County Public Financing
1.30%, 10/01/2041(c)	3,500	3,500	Authority (credit support from BAM)
La Verne Public Financing Authority			5.00%, 10/01/2029(a)	1,500	1,755
7.25%, 09/01/2026	650	651	Riverside County Transportation Commission
Lancaster Redevelopment Agency Successor			5.00%, 06/01/2032	1,500	1,568
Agency			Sacramento Area Flood Control Agency
6.88%, 08/01/2039	545	559	5.00%, 10/01/2033	2,000	2,333
Long Beach Bond Finance Authority			Salinas Valley Solid Waste Authority (credit
5.00%, 11/15/2035	2,915	3,454	support from AGM)
5.50%, 11/15/2030	1,010	1,246	5.50%, 08/01/2031(a)	1,500	1,735
Los Angeles County Public Works Financing			San Diego Association of Governments South
Authority			Bay Expressway Revenue
5.00%, 12/01/2033	2,000	2,304	5.00%, 07/01/2036	1,500	1,717
5.00%, 08/01/2042	1,400	1,531	5.00%, 07/01/2037	2,300	2,621
5.00%, 12/01/2045(b)	5,500	6,138	San Diego Convention Center Expansion
Los Angeles County Sanitation Districts			Financing Authority
Financing Authority			5.00%, 04/15/2025	5,000	5,518
5.00%, 10/01/2035	4,500	5,195	San Diego County Regional Airport Authority
Los Angeles Unified School District/CA			5.00%, 07/01/2042	5,000	5,554
5.00%, 07/01/2029	2,000	2,027	San Diego Public Facilities Financing Authority
Marin Healthcare District			5.38%, 08/01/2034	2,000	2,038
5.00%, 08/01/2034	1,000	1,161	San Diego Redevelopment Agency Successor
Merced Union High School District			Agency
0.00%, 08/01/2032(f)	3,380	2,159	6.40%, 09/01/2019	275	276
Norco Community Redevelopment Agency			San Francisco Bay Area Rapid Transit District
Successor Agency (credit support from BAM)			Sales Tax Revenue
5.00%, 03/01/2032(a)	1,000	1,129	5.00%, 07/01/2028	1,755	1,840
Norco Financing Authority (credit support from			San Francisco City & County Airport Comm-San
AGM)			Francisco International Airport
5.63%, 10/01/2034(a)	1,000	1,024	5.00%, 05/01/2031	1,000	1,173
Norman Y Mineta San Jose International Airport			5.00%, 05/01/2042	1,500	1,665
SJC			San Francisco City & County Redevelopment
5.00%, 03/01/2041	6,000	6,655	Agency Successor Agency
5.00%, 03/01/2047	1,500	1,682	5.00%, 08/01/2044	1,500	1,594
Oakland Unified School District/Alameda County			San Francisco City & County Redevelopment
5.00%, 08/01/2040	3,400	3,882	Financing Authority
Pittsburg Successor Agency Redevelopment			6.50%, 08/01/2039	1,000	1,025
Agency (credit support from AGM)			San Joaquin Hills Transportation Corridor Agency
5.00%, 09/01/2028(a)	1,000	1,175	5.00%, 01/15/2034	6,185	6,790
5.00%, 09/01/2029(a)	1,000	1,168	San Luis Obispo County Financing
Pittsburg Unified School District			Authority (credit support from AGM)
5.00%, 08/01/2043	2,900	3,249	5.00%, 08/01/2030(a)	1,000	1,073
Pomona Unified School District (credit support			San Luis Obispo County Financing
from NATL)			Authority (credit support from BAM)
6.15%, 08/01/2030(a)	1,000	1,135	5.00%, 09/01/2037(a)	1,000	1,136

See accompanying notes.

Schedule of Investments
California Municipal Fund
January 31, 2019 (unaudited)

	Principal			(a)	Credit support indicates investments that benefit from credit enhancement or
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)			liquidity support provided by a third party bank, institution, or government
California (continued)				agency.
Semitropic Improvement District				(b) Security or portion of underlying security related to Inverse Floaters
5.00%, 12/01/2038	$2,000		$2,056	entered into by the Fund. See Notes to Financial Statements for additional
Southern California Public Power Authority				information.
5.00%, 11/01/2028	2,000		2,314	(c)	Certain variable rate securities are not based on a published reference rate
5.00%, 11/01/2029	2,480		2,871	and spread but are determined by the issuer or agent and are based on current
5.25%, 07/01/2029	695		749	market conditions. These securities do not indicate a reference rate and
5.25%, 07/01/2031	695		749	spread in their description. Rate shown is the rate in effect as of period end.
State of California				(d) Security purchased on a when-issued basis.
2.45%, 12/01/2031	620		610	(e)	Security exempt from registration under Rule 144A of the Securities Act of
4.00%, 09/01/2033	2,080		2,233	1933. These securities may be resold in transactions exempt from registration,
5.00%, 09/01/2034	5,000		5,775	normally to qualified institutional buyers. At the end of the period, the value of
5.00%, 02/01/2038	1,450		1,583	these securities totaled $42,427 or 10.60% of net assets.
5.00%, 04/01/2043	3,380		3,671	(f) Non-income producing security
5.25%, 11/01/2040	1,500		1,581	(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at
5.75%, 04/01/2031	675		679	January 31, 2019.
6.00%, 03/01/2033	2,000		2,093
6.00%, 04/01/2038	1,940		1,953	Portfolio Summary (unaudited)
6.00%, 04/01/2038	1,060		1,068	Sector	Percent
Stockton East Water District (credit support from				Revenue Bonds	71.88%
NATL)				General Obligation Unlimited	9.95%
5.25%, 04/01/2022(a)	1,780		1,785	Prerefunded	7.75%
Stockton Unified School District (credit support				Insured	7.68%
from AGM)				Special Assessment	2.25%
5.00%, 08/01/2038(a)	1,500		1,674	Special Tax	0.93%
Tobacco Securitization Authority of Southern				Tax Allocation	0.65%
California				Investment Companies	0.02%
5.13%, 06/01/2046	1,500		1,500	Liability For Floating Rate Notes Issued	(1.64)%
Travis Unified School District (credit support				Other Assets and Liabilities	0.53%
from AGM)				TOTAL NET ASSETS	100.00%
5.00%, 09/01/2029(a)	1,000		1,170
Tulare County Transportation Authority
5.00%, 02/01/2029	1,000		1,140
Tustin Public Financing Authority
5.00%, 04/01/2041	1,000		1,075
University of California
5.00%, 05/15/2044	1,000		1,114
Walnut Energy Center Authority
5.00%, 01/01/2035	1,225		1,258
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700		1,737
Woodland-Davis Clean Water Agency (credit
support from AGM)
5.00%, 03/01/2039(a)	1,500		1,686
			$400,762
Guam - 0.94%
Guam Government Waterworks Authority
5.00%, 01/01/2046	2,525		2,654
Port Authority of Guam
5.00%, 07/01/2048	1,000		1,088
			$3,742
TOTAL MUNICIPAL BONDS			$404,504
Total Investments			$404,563
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (1.64)%
Notes with interest rates of 1.43% - 1.49% at	$(6,554	) $	(6,554)
January 31, 2019 and contractual maturity of
collateral of 2023-2025.(g)
Total Net Investments			$398,009
Other Assets and Liabilities - 0.53%			2,139
TOTAL NET ASSETS - 100.00%			$400,148

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2019 (unaudited)

COMMON STOCKS - 0.04%	Shares Held Value (000's)			Principal
Oil & Gas - 0.03%			BONDS (continued)	Amount (000’s)		Value (000’s)
Chaparral Energy Inc - A Shares (a)	73,263	$564	Agriculture (continued)
Patterson-UTI Energy Inc	29,049	352	BAT Capital Corp
		$916	3.20%, 08/14/2020		$110	$109
Retail - 0.01%			3 Month USD LIBOR + 0.59%
Claire's Holdings LLC (a),(b),(c)	232	174	3.22%, 08/15/2024		1,890	1,808
TOTAL COMMON STOCKS		$1,090	4.54%, 08/15/2047		605	497
INVESTMENT COMPANIES - 4.96%	Shares Held Value (000's)		BAT International Finance PLC
Exchange-Traded Funds - 0.01%			0.88%, 10/13/2023	EUR	250	282
SPDR Bloomberg Barclays High Yield Bond ETF	10,000	354	2.25%, 01/16/2030		600	645
Money Market Funds - 4.95%			6.00%, 11/24/2034	GBP	200	327
Principal Government Money Market Fund	153,923,288	153,923	Imperial Brands Finance PLC
2.32%(d),(e)			3.38%, 02/26/2026	EUR	150	186
TOTAL INVESTMENT COMPANIES		$154,277	3.75%, 07/21/2022(h)		$3,065	3,055
PREFERRED STOCKS - 0.16%	Shares Held Value (000's)		4.88%, 06/07/2032	GBP	150	217
			5.50%, 09/28/2026		100	150
Agriculture - 0.01%			JBS Investments II GmbH
Pinnacle Operating Corp 0.00% (a),(c),(f)	925,862	$148	7.00%, 01/15/2026(h)		$1,135	1,152
Retail - 0.00%			Philip Morris International Inc
Claire's Stores 0.00% (a),(b),(c)	61	61	1.88%, 02/25/2021		1,750	1,713
Sovereign - 0.11%			2.38%, 08/17/2022		1,745	1,704
CoBank ACB 6.20%, 01/01/2025 (g)	35,000	3,500	4.38%, 11/15/2041		280	261
3 Month USD LIBOR + 3.74%			Pinnacle Operating Corp
Telecommunications - 0.04%			9.00%, 05/15/2023(h)		1,329	718
Verizon Communications Inc 5.90%, 02/15/2054	50,000	1,303	Reynolds American Inc
TOTAL PREFERRED STOCKS		$5,012	5.70%, 08/15/2035		3,035	3,050
	Principal		5.85%, 08/15/2045		880	854
BONDS - 61.77%	Amount (000's)	Value (000's)	6.88%, 05/01/2020		9,940	10,362
Advertising - 0.01%			7.00%, 08/04/2041		1,475	1,524
Lamar Media Corp						$31,012
5.00%, 05/01/2023	$155	$156	Airlines - 0.87%
Outfront Media Capital LLC / Outfront Media			American Airlines 2013-1 Class B Pass Through
Capital Corp			Trust
5.25%, 02/15/2022	115	116	5.63%, 07/15/2022(h)		197	199
		$272	American Airlines 2013-2 Class A Pass Through
Aerospace & Defense - 1.15%			Trust
Air 2 US			4.95%, 07/15/2024		5,474	5,590
8.63%, 10/01/2020(h)	36	36	American Airlines 2014-1 Class A Pass Through
Arconic Inc			Trust
5.40%, 04/15/2021	250	254	3.70%, 04/01/2028		1,346	1,316
Bombardier Inc			American Airlines 2015-1 Class A Pass Through
6.13%, 01/15/2023(h)	55	53	Trust
7.50%, 03/15/2025(h)	2,745	2,646	3.38%, 11/01/2028		3,085	2,945
8.75%, 12/01/2021(h)	1,190	1,263	American Airlines 2015-1 Class B Pass Through
Lockheed Martin Corp			Trust
2.90%, 03/01/2025	3,775	3,704	3.70%, 11/01/2024		184	179
3.35%, 09/15/2021	2,360	2,395	American Airlines 2016-3 Class A Pass Through
3.55%, 01/15/2026	1,155	1,170	Trust
Rockwell Collins Inc			3.25%, 04/15/2030		1,180	1,113
3.50%, 03/15/2027	150	144	American Airlines 2017-1 Class AA Pass Through
TransDigm Inc			Trust
6.25%, 03/15/2026(h),(i)	675	685	3.65%, 08/15/2030		2,078	2,037
6.50%, 07/15/2024	110	108	Continental Airlines 2007-1 Class A Pass Through
Triumph Group Inc			Trust
5.25%, 06/01/2022	385	337	5.98%, 10/19/2023		1,419	1,480
7.75%, 08/15/2025	2,080	1,773	Continental Airlines 2012-1 Class A Pass Through
United Technologies Corp			Trust
2.80%, 05/04/2024	3,130	3,029	4.15%, 10/11/2025		3,723	3,722
3.10%, 06/01/2022	2,320	2,312	United Airlines 2014-2 Class A Pass Through
3.95%, 08/16/2025	4,235	4,333	Trust
4.13%, 11/16/2028	8,045	8,275	3.75%, 03/03/2028		2,015	1,974
4.45%, 11/16/2038	1,455	1,462	United Airlines 2016-1 Class AA Pass Through
4.63%, 11/16/2048	1,105	1,136	Trust
5.40%, 05/01/2035	585	637	3.10%, 01/07/2030		866	823
		$35,752	United Airlines 2018-1 Class A Pass Through
Agriculture - 1.00%			Trust
Altria Group Inc			3.70%, 09/01/2031		2,275	2,192
4.00%, 01/31/2024	165	166	United Airlines 2018-1 Class AA Pass Through
4.50%, 05/02/2043	2,070	1,746	Trust
5.38%, 01/31/2044	515	486	3.50%, 09/01/2031		2,280	2,209

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s)	Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Airlines (continued)			Automobile Asset Backed Securities (continued)
US Airways 2001-1G Pass Through Trust			GM Financial Automobile Leasing Trust 2017-3
7.08%, 09/20/2022	$67	$70	2.75%, 01/21/2020	$4,097	$4,098
US Airways 2013-1 Class A Pass Through Trust			1.00 x 1 Month USD LIBOR + 0.24%
3.95%, 05/15/2027	1,038	1,035	GM Financial Automobile Leasing Trust 2018-2
		$26,884	2.73%, 07/20/2020	4,685	4,684
Apparel - 0.00%			1.00 x 1 Month USD LIBOR + 0.22%
Hanesbrands Inc			GM Financial Consumer Automobile Receivables
4.88%, 05/15/2026(h)	35	34	Trust 2018-2
Under Armour Inc			3.31%, 12/18/2023	2,250	2,249
3.25%, 06/15/2026	15	13	Hertz Fleet Lease Funding LP
		$47	2.89%, 05/10/2032(h)	5,500	5,500
Automobile Asset Backed Securities - 5.34%			1.00 x 1 Month USD LIBOR + 0.50%
AmeriCredit Automobile Receivables 2015-4			3.04%, 04/10/2031(h)	7,202	7,213
2.11%, 01/08/2021	844	842	1.00 x 1 Month USD LIBOR + 0.65%
2.88%, 07/08/2021	1,950	1,947	Hyundai Auto Lease Securitization Trust 2017-C
AmeriCredit Automobile Receivables 2016-1			2.68%, 03/16/2020(h)	4,108	4,108
2.89%, 01/10/2022	5,700	5,692	1.00 x 1 Month USD LIBOR + 0.17%
Americredit Automobile Receivables Trust 2016-4			Nissan Auto Lease Trust 2017-A
2.41%, 07/08/2022	7,000	6,921	2.71%, 09/16/2019	730	730
AmeriCredit Automobile Receivables Trust			1.00 x 1 Month USD LIBOR + 0.20%
2017-1			Santander Drive Auto Receivables Trust 2016-2
2.71%, 08/18/2022	3,000	2,976	2.66%, 11/15/2021	3,500	3,494
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2017-1
2017-4			2.58%, 05/16/2022	5,000	4,977
2.69%, 05/18/2021	3,645	3,643	Santander Drive Auto Receivables Trust 2018-2
1.00 x 1 Month USD LIBOR + 0.18%			2.76%, 10/15/2020	2,684	2,684
Americredit Automobile Receivables Trust 2018-2			1.00 x 1 Month USD LIBOR + 0.25%
2.86%, 11/18/2021	7,670	7,660	3.35%, 07/17/2023	2,000	2,004
Capital Auto Receivables Asset Trust 2018-2			Santander Drive Auto Receivables Trust 2018-3
3.02%, 02/22/2021(h)	1,325	1,325	2.78%, 03/15/2021	9,723	9,723
CarMax Auto Owner Trust			1.00 x 1 Month USD LIBOR + 0.27%
2.71%, 10/15/2021	8,000	7,996	Santander Drive Auto Receivables Trust 2018-5
1.00 x 1 Month USD LIBOR + 0.20%			2.74%, 07/15/2021	17,100	17,101
CarMax Auto Owner Trust 2017-1			1.00 x 1 Month USD LIBOR + 0.23%
1.98%, 11/15/2021	173	172	Santander Retail Auto Lease Trust 2017-A
Carmax Auto Owner Trust 2018-4			2.68%, 01/20/2022(h)	2,625	2,608
2.71%, 02/15/2022	5,100	5,096	2.78%, 03/20/2020(h)	4,225	4,225
1.00 x 1 Month USD LIBOR + 0.20%			1.00 x 1 Month USD LIBOR + 0.27%
Chesapeake Funding II LLC			Tesla Auto Lease Trust 2018-A
3.66%, 03/15/2028(h)	1,730	1,734	2.97%, 04/20/2020(h)	500	499
1.00 x 1 Month USD LIBOR + 1.15%			3.30%, 05/20/2020(h)	563	562
Drive Auto Receivables Trust			Tesla Auto Lease Trust 2018-B
3.00%, 11/15/2021	1,955	1,954	3.71%, 08/20/2021(h)	2,426	2,442
Drive Auto Receivables Trust 2017-2			4.12%, 10/20/2021(h)	3,000	3,017
2.25%, 06/15/2021	340	339	World Omni Auto Receivables Trust 2019-A
Drive Auto Receivables Trust 2017-3			3.02%, 04/15/2022	7,000	7,006
2.30%, 05/17/2021	902	901			$166,117
Drive Auto Receivables Trust 2018-2			Automobile Floor Plan Asset Backed Securities - 0.73%
2.83%, 09/15/2020	906	906	Ford Credit Floorplan Master Owner Trust A
Drive Auto Receivables Trust 2018-5			3.08%, 01/15/2022	5,400	5,413
2.83%, 07/15/2021	9,500	9,492	1.00 x 1 Month USD LIBOR + 0.57%
1.00 x 1 Month USD LIBOR + 0.32%			GMF Floorplan Owner Revolving Trust
Drive Auto Receivables Trust 2019-1			1.96%, 05/17/2021(h)	250	249
2.90%, 09/15/2021	5,000	5,000	2.83%, 09/15/2022(h)	17,000	17,002
1.00 x 1 Month USD LIBOR + 0.39%			1.00 x 1 Month USD LIBOR + 0.32%
Enterprise Fleet Financing LLC					$22,664
2.13%, 05/22/2023(h)	1,488	1,476	Automobile Manufacturers - 0.83%
Ford Credit Auto Owner Trust 2016-A			BCD Acquisition Inc
1.39%, 07/15/2020	233	233	9.63%, 09/15/2023(h)	90	95
Ford Credit Auto Owner Trust 2017-REV2			Daimler Finance North America LLC
2.36%, 03/15/2029(h)	500	487	2.25%, 03/02/2020(h)	2,940	2,913
GM Financial Automobile Leasing Trust 2016-3			2.70%, 08/03/2020(h)	5,470	5,436
1.97%, 05/20/2020	2,100	2,094	2.85%, 01/06/2022(h)	2,175	2,137
2.38%, 05/20/2020	1,250	1,247	Ford Motor Credit Co LLC
GM Financial Automobile Leasing Trust 2017-1			2.60%, 11/04/2019	1,275	1,268
2.48%, 08/20/2020	3,500	3,476	3.34%, 03/28/2022	1,725	1,632
2.74%, 08/20/2020	3,600	3,584

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Automobile Manufacturers (continued)				Banks (continued)
General Motors Co				CIT Group Inc
6.25%, 10/02/2043		$1,020	$991	4.13%, 03/09/2021		$385	$386
6.60%, 04/01/2036		1,820	1,847	5.25%, 03/07/2025		185	191
General Motors Financial Co Inc				5.80%, 12/31/2049(g),(l)		605	578
3.79%, 01/05/2023		5,485	5,200	3 Month USD LIBOR + 3.97%
3 Month USD LIBOR + 0.99%				6.13%, 03/09/2028		955	1,012
3.85%, 01/05/2028		1,055	941	Citigroup Inc
3.95%, 04/13/2024		150	144	1.50%, 07/24/2026(l)	EUR	500	574
Jaguar Land Rover Automotive PLC				3 Month Euro Interbank Offered Rate +
4.50%, 10/01/2027(h)		735	544	1.07%
Mclaren Finance PLC				3.52%, 10/27/2028(l)		$7,215	6,963
5.75%, 08/01/2022(h)		385	356	3 Month USD LIBOR + 1.15%
Navistar International Corp				4.13%, 07/25/2028		5,355	5,309
6.63%, 11/01/2025(h)		1,913	1,913	4.65%, 07/23/2048		1,885	1,960
Tesla Inc				4.75%, 05/18/2046		1,695	1,698
5.30%, 08/15/2025(h)		200	178	Cooperatieve Rabobank UA
Toyota Motor Credit Corp				4.63%, 05/23/2029	GBP	250	362
2.95%, 04/13/2021		150	150	4.75%, 01/15/2020(h)		$5,966	6,074
			$25,745	5.50%, 12/31/2049(g),(l)	EUR	425	508
Automobile Parts & Equipment - 0.14%				EUR Swap Annual (VS 6 Month) 5 Year
American Axle & Manufacturing Inc				+ 5.25%
6.25%, 04/01/2025		2,125	2,067	Credit Suisse AG
Dana Inc				5.75%, 09/18/2025(l)		450	553
5.50%, 12/15/2024		850	833	EUR Swap Annual (VS 6 Month) 5 Year
Goodyear Tire & Rubber Co/The				+ 4.00%
5.13%, 11/15/2023		135	135	Credit Suisse Group AG
IHO Verwaltungs GmbH				2.13%, 09/12/2025(l)	GBP	150	189
4.75%, PIK 5.50%, 09/15/2026(h),(j),(k)		5	4	GBP Swap SA (VS 6 Month) 1 Year +
Schaeffler Finance BV				1.23%
4.75%, 05/15/2023(h)		845	837	DBS Group Holdings Ltd
Titan International Inc				4.52%, 12/11/2028(h),(l)		$4,155	4,252
6.50%, 11/30/2023		60	55	USD Swap Rate NY 5 Year + 1.59%
Weichai International Hong Kong Energy Group				Deutsche Bank AG
Co Ltd				4.50%, 04/01/2025		400	369
3.75%, 12/31/2049(g),(l)		390	363	Discover Bank
US Treasury Yield Curve Rate T Note				3.10%, 06/04/2020		450	449
Constant Maturity 5 Year + 6.08%				First Republic Bank/CA
			$4,294	4.38%, 08/01/2046		950	901
Banks - 6.81%				4.63%, 02/13/2047		5,100	5,030
AKCB Finance Ltd				Goldman Sachs Group Inc/The
4.75%, 10/09/2023		450	456	1.38%, 05/15/2024	EUR	500	573
Banco Bilbao Vizcaya Argentaria SA				2.91%, 06/05/2023(l)		$140	137
3.50%, 04/11/2024(l)	EUR	200	230	3 Month USD LIBOR + 1.05%
EUR Swap Annual (VS 6 Month) 5 Year				3.85%, 01/26/2027		11,123	10,975
+ 2.55%				4.25%, 01/29/2026	GBP	200	285
Banco General SA				5.38%, 12/31/2049(g),(l)		$7,270	7,288
4.13%, 08/07/2027(h)		$1,550	1,466	3 Month USD LIBOR + 3.92%
Banco Santander SA				5.95%, 01/15/2027		1,620	1,786
2.50%, 03/18/2025	EUR	100	117	6.75%, 10/01/2037		3,470	4,226
6.25%, 12/31/2049(g),(l)		600	673	HBOS PLC
EUR Swap Annual (VS 6 Month) 5 Year				4.50%, 03/18/2030(l)	EUR	500	612
+ 5.41%				3 Month Euro Interbank Offered Rate +
Bank of America Corp				1.37%
3.50%, 05/17/2022(l)		$1,300	1,310	HSBC Holdings PLC
3 Month USD LIBOR + 0.63%				4.25%, 03/14/2024		$400	406
4.20%, 08/26/2024		9,460	9,684	Industrial & Commercial Bank of China Ltd
4.25%, 10/22/2026		5,646	5,708	4.88%, 09/21/2025		200	207
Barclays PLC				ING Groep NV
3.25%, 01/17/2033	GBP	150	181	6.00%, 12/31/2049(g),(l)		625	624
4.84%, 05/09/2028		$910	874	USD Swap Semi-Annual 5 Year + 4.45%
7.75%, 12/31/2049(g),(l)		380	379	Intesa Sanpaolo SpA
USD Swap Semi-Annual 5 Year + 4.84%				3.93%, 09/15/2026	EUR	300	349
BDO Unibank Inc				JPMorgan Chase & Co
2.95%, 03/06/2023		415	400	4.35%, 08/15/2021		$685	706
BPCE SA				4.45%, 12/05/2029(l)		1,985	2,079
2.50%, 07/15/2019		5,495	5,479	3 Month USD LIBOR + 1.33%
5.25%, 04/16/2029	GBP	200	304	4.62%, 12/31/2049(g),(l)		825	761
				3 Month USD LIBOR + 2.58%

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Banks (continued)				Banks (continued)
JPMorgan Chase & Co (continued)				UBS AG
4.95%, 06/01/2045		$2,665	$2,856	4.75%, 02/12/2026(l)	EUR	250	$305
5.00%, 12/31/2049(g),(l)		40	40	EUR Swap Annual (VS 6 Month) 5 Year
3 Month USD LIBOR + 3.32%				+ 3.40%
5.50%, 10/15/2040		2,995	3,450	UBS AG/London
JPMorgan Chase Bank NA				4.50%, 06/26/2048(h)		$1,450	1,556
2.60%, 02/01/2021(l)		4,005	3,988	UBS AG/Stamford CT
3 Month USD LIBOR + 0.28%				2.35%, 03/26/2020		5,135	5,111
KeyBank NA/Cleveland OH				UBS Group Funding Switzerland AG
3.30%, 02/01/2022(i)		2,250	2,262	5.75%, 12/31/2049(g),(l)	EUR	675	836
Lloyds Banking Group PLC				EUR Swap Annual (VS 6 Month) 5 Year
7.00%, 12/31/2049(g),(l)	GBP	200	264	+ 5.29%
GBP Swap SA (VS 6 Month) 5 Year +				6.87%, 12/31/2049(g),(l)		$4,365	4,480
5.06%				USD Swap Rate NY 5 Year + 5.50%
Morgan Stanley				6.88%, 12/31/2049(g),(l)		2,675	2,679
4.43%, 01/23/2030(l)		$2,380	2,473	USD Swap Semi-Annual 5 Year + 4.59%
3 Month USD LIBOR + 1.63%				US Bancorp
5.00%, 11/24/2025		3,395	3,587	3.38%, 02/05/2024(i)		4,765	4,804
5.55%, 12/31/2049(g),(l)		1,651	1,659	Wells Fargo & Co
3 Month USD LIBOR + 3.81%				3.75%, 01/24/2024		5,410	5,504
5.75%, 01/25/2021		3,035	3,186	4.15%, 01/24/2029		4,455	4,575
6.38%, 07/24/2042		1,790	2,290	4.40%, 06/14/2046		1,565	1,529
Popular Inc				6.56%, 12/31/2049(g)		715	719
6.13%, 09/14/2023		850	872	3 Month USD LIBOR + 3.77%
Royal Bank of Canada				Zions Bancorp NA
3.70%, 10/05/2023		5,945	6,047	3.50%, 08/27/2021		5,982	5,992
Royal Bank of Scotland Group PLC							$211,801
3.63%, 03/25/2024(l)	EUR	700	802	Beverages - 1.04%
EUR Swap Annual (VS 6 Month) 5 Year				Anheuser-Busch Cos LLC / Anheuser-Busch
+ 2.65%				InBev Worldwide Inc
5.13%, 05/28/2024		$9,424	9,465	4.90%, 02/01/2046(h)		7,955	7,586
7.50%, 12/31/2049(g),(l)		6,291	6,433	Anheuser-Busch InBev Finance Inc
USD Swap Semi-Annual 5 Year + 5.80%				2.65%, 02/01/2021		2,393	2,383
Santander UK Group Holdings PLC				Anheuser-Busch InBev SA/NV
7.38%, 12/31/2049(g),(l)	GBP	200	270	2.75%, 03/17/2036	EUR	500	591
GBP Swap SA (VS 6 Month) 5 Year +				2.85%, 05/25/2037	GBP	200	241
5.54%				Anheuser-Busch InBev Worldwide Inc
Santander UK PLC				3.54%, 01/12/2024		$110	107
5.00%, 11/07/2023(h)		$5,235	5,269	3 Month USD LIBOR + 0.74%
Skandinaviska Enskilda Banken AB				4.38%, 04/15/2038		1,605	1,467
2.50%, 05/28/2026(l)	EUR	250	296	4.75%, 01/23/2029		3,125	3,243
EUR Swap Annual (VS 6 Month) 5 Year				4.75%, 04/15/2058		800	712
+ 1.45%				5.45%, 01/23/2039		2,360	2,466
2.63%, 03/15/2021		$250	247	5.55%, 01/23/2049		3,070	3,206
5.75%, 12/31/2049(g),(l)		7,197	7,170	Bacardi Ltd
USD Swap Semi-Annual 5 Year + 3.85%				4.70%, 05/15/2028(h)		1,505	1,460
State Street Corp				Central American Bottling Corp
4.14%, 12/03/2029(l)		3,875	4,101	5.75%, 01/31/2027		75	75
3 Month USD LIBOR + 1.03%				Constellation Brands Inc
SunTrust Bank/Atlanta GA				3.88%, 11/15/2019		320	322
4.05%, 11/03/2025		1,835	1,883	4.40%, 11/15/2025		3,795	3,911
Svenska Handelsbanken AB				5.25%, 11/15/2048		1,085	1,134
3.90%, 11/20/2023		3,875	3,967	Corp Lindley SA
Synchrony Bank				6.75%, 11/23/2021(h)		14	15
3.00%, 06/15/2022		4,525	4,326	6.75%, 11/23/2021		14	15
Toronto-Dominion Bank/The				Diageo Capital PLC
4.86%, 03/04/2031(l)	CAD	275	226	3.50%, 09/18/2023		1,775	1,806
Canada Bankers Acceptances 3 Month +				Keurig Dr Pepper Inc
3.49%				3.55%, 05/25/2021(h)		1,385	1,391
Turkiye Halk Bankasi AS				Molson Coors Brewing Co
3.88%, 02/05/2020		$280	269	1.25%, 07/15/2024	EUR	175	198
Turkiye Is Bankasi AS							$32,329
5.50%, 04/21/2022		200	188	Biotechnology - 0.17%
Turkiye Vakiflar Bankasi TAO				Amgen Inc
5.50%, 10/27/2021		200	192	2.20%, 05/11/2020		$3,780	3,746
				Celgene Corp
				5.00%, 08/15/2045		1,430	1,442
				5.25%, 08/15/2043		115	117

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Biotechnology (continued)				Chemicals (continued)
Gilead Sciences Inc				SASOL Financing USA LLC
1.85%, 09/20/2019		$65	$65	5.88%, 03/27/2024	$500	$516
2.50%, 09/01/2023		30	29	Starfruit Finco BV / Starfruit US Holdco LLC
			$5,399	8.00%, 10/01/2026(h)	920	918
Building Materials - 0.11%				Syngenta Finance NV
BMC East LLC				5.18%, 04/24/2028(h)	2,200	2,095
5.50%, 10/01/2024(h)		545	520			$23,317
CEMEX Finance LLC				Coal - 0.03%
6.00%, 04/01/2024		435	443	Alliance Resource Operating Partners LP /
Cemex SAB de CV				Alliance Resource Finance Corp
5.70%, 01/11/2025		500	506	7.50%, 05/01/2025(h)	945	982
Johnson Controls International plc				Commercial Mortgage Backed Securities - 5.19%
1.00%, 09/15/2023	EUR	400	457	BANK 2017-BNK5
Masco Corp				3.39%, 06/15/2060	2,350	2,334
3.50%, 04/01/2021		$50	50	BANK 2017-BNK9
Owens Corning				4.03%, 11/15/2054(j)	2,000	1,997
7.00%, 12/01/2036		1,170	1,255	BENCHMARK 2018-B4
Standard Industries Inc/NJ				4.12%, 07/15/2051	1,250	1,308
6.00%, 10/15/2025(h)		150	151	BENCHMARK 2018-B6 Mortgage Trust
			$3,382	4.62%, 10/10/2051(j)	2,250	2,367
Chemicals - 0.75%				4.62%, 10/10/2051(j)	2,000	2,022
Alpha 2 BV				Benchmark 2018-B8 Mortgage Trust
8.75%, PIK 9.50%, 06/01/2023(h),(j),(k)		465	450	4.53%, 01/15/2052(j)	2,000	2,113
Aruba Investments Inc				CFCRE Commercial Mortgage Trust 2011-C2
8.75%, 02/15/2023(h)		1,310	1,284	5.76%, 12/15/2047(h),(j)	1,125	1,187
Ashland LLC				Citigroup Commercial Mortgage Trust
4.75%, 08/15/2022		60	60	2015-GC29
Blue Cube Spinco LLC				4.14%, 04/10/2048(j)	2,000	1,984
9.75%, 10/15/2023		565	630	Citigroup Commercial Mortgage Trust
10.00%, 10/15/2025		495	565	2015-GC35
Braskem Finance Ltd				3.82%, 11/10/2048	1,000	1,030
6.45%, 02/03/2024		1,675	1,815	Citigroup Commercial Mortgage Trust
CF Industries Inc				2016-GC37
5.15%, 03/15/2034		1,380	1,270	3.58%, 04/10/2049	1,750	1,756
7.13%, 05/01/2020		243	251	Citigroup Commercial Mortgage Trust 2017-C4
CNAC HK Finbridge Co Ltd				1.12%, 10/12/2050(j),(m)	12,913	887
4.63%, 03/14/2023		350	357	COMM 2012-CCRE3 Mortgage Trust
Consolidated Energy Finance SA				4.75%, 10/15/2045(h),(j)	2,715	2,632
6.50%, 05/15/2026(h)		1,060	1,036	COMM 2012-CCRE5 Mortgage Trust
6.54%, 06/15/2022(h)		250	249	3.22%, 12/10/2045(h)	2,000	2,003
3 Month USD LIBOR + 3.75%				COMM 2013-CCRE11 Mortgage Trust
6.88%, 06/15/2025(h)		2,180	2,147	1.09%, 08/10/2050(j),(m)	52,083	1,961
Dow Chemical Co/The				4.72%, 08/10/2050(j)	5,000	5,280
5.55%, 11/30/2048(h)		595	629	COMM 2013-CCRE6 Mortgage Trust
DowDuPont Inc				4.08%, 03/10/2046(h),(j)	500	477
5.32%, 11/15/2038		2,105	2,269	COMM 2013-CCRE8 Mortgage Trust
5.42%, 11/15/2048		1,465	1,599	3.96%, 06/10/2046(h),(j)	3,000	3,062
Equate Petrochemical BV				COMM 2014-CCRE16 Mortgage Trust
3.00%, 03/03/2022(h)		925	903	4.05%, 04/10/2047	600	623
3.00%, 03/03/2022		375	366	COMM 2014-CCRE17 Mortgage Trust
Hexion Inc				4.74%, 05/10/2047(j)	2,400	2,408
6.63%, 04/15/2020		100	80	COMM 2014-LC17 Mortgage Trust
Israel Chemicals Ltd				4.49%, 10/10/2047(j)	5,000	5,148
6.38%, 05/31/2038(h)		100	103	COMM 2014-UBS5 Mortgage Trust
Mexichem SAB de CV				1.01%, 09/10/2047(j),(m)	67,893	2,220
5.88%, 09/17/2044		700	654	COMM 2015-CCRE22 Mortgage Trust
NOVA Chemicals Corp				4.12%, 03/10/2048(j)	1,611	1,578
5.25%, 08/01/2023(h)		385	374	COMM 2015-LC19 Mortgage Trust
5.25%, 06/01/2027(h)		870	794	3.83%, 02/10/2048(j)	1,075	1,075
Olin Corp				COMM 2015-LC23 Mortgage Trust
5.00%, 02/01/2030		320	295	3.77%, 10/10/2048	2,000	2,047
5.13%, 09/15/2027		40	39	COMM 2015-PC1 Mortgage Trust
Petkim Petrokimya Holding AS				4.29%, 07/10/2050(j)	2,000	2,057
5.88%, 01/26/2023		200	189	COMM 2018-COR3 Mortgage Trust
Platform Specialty Products Corp				4.23%, 05/10/2051	5,000	5,236
6.50%, 02/01/2022(h)		65	66	Credit Suisse Commercial Mortgage Trust Series
SABIC Capital II BV				2006-C5
4.00%, 10/10/2023(h)		1,300	1,314	1.08%, 12/15/2039(j),(m)	674	1

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s)	Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
CSAIL 2018-CX11 Commercial Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
4.03%, 04/15/2051(j)	$1,000	$1,033	Trust 2013-C11
DBUBS 2011-LC2 Mortgage Trust			0.40%, 08/15/2046(j),(m)	$21,416	$296
5.53%, 07/10/2044(h),(j)	5,000	5,150	Morgan Stanley Bank of America Merrill Lynch
GE Commercial Mortgage Corp Series 2007-C1			Trust 2013-C9
Trust			3.46%, 05/15/2046	1,781	1,785
5.61%, 12/10/2049(j)	2,341	2,107	Morgan Stanley Bank of America Merrill Lynch
GS Mortgage Securities Trust 2011-GC5			Trust 2014-C15
1.34%, 08/10/2044(h),(j),(m)	90,108	2,352	0.98%, 04/15/2047(j),(m)	45,023	1,826
GS Mortgage Securities Trust 2012-GCJ7			4.05%, 04/15/2047	3,000	3,111
2.21%, 05/10/2045(j),(m)	12,830	523	Morgan Stanley Bank of America Merrill Lynch
GS Mortgage Securities Trust 2013-GC16			Trust 2014-C16
1.04%, 11/10/2046(j),(m)	20,665	863	1.12%, 06/15/2047(j),(m)	23,741	895
5.31%, 11/10/2046(j)	800	852	4.75%, 06/15/2047(j)	4,250	4,131
GS Mortgage Securities Trust 2013-GCJ12			Morgan Stanley Bank of America Merrill Lynch
3.78%, 06/10/2046(j)	555	557	Trust 2014-C18
GS Mortgage Securities Trust 2014-GC26			4.44%, 10/15/2047(j)	3,864	3,972
1.01%, 11/10/2047(j),(m)	46,469	2,092	Morgan Stanley Bank of America Merrill Lynch
GS Mortgage Securities Trust 2015-GC34			Trust 2015-C20
3.51%, 10/10/2048	1,482	1,495	3.61%, 02/15/2048	2,000	2,019
GS Mortgage Securities Trust 2015-GS1			4.16%, 02/15/2048	1,975	1,995
3.73%, 11/10/2048	3,000	3,056	Morgan Stanley Bank of America Merrill Lynch
JP Morgan Chase Commercial Mortgage			Trust 2015-C26
Securities Trust 2010-C1			3.89%, 10/15/2048(j)	3,000	3,029
5.95%, 06/15/2043(h)	2,585	2,615	Morgan Stanley Bank of America Merrill Lynch
JP Morgan Chase Commercial Mortgage			Trust 2016-C30
Securities Trust 2011-C5			3.18%, 09/15/2049	1,571	1,520
5.37%, 08/15/2046(h),(j)	800	827	Morgan Stanley Capital I 2017-HR2
JP Morgan Chase Commercial Mortgage			3.59%, 12/15/2050	1,000	1,002
Securities Trust 2012-LC9			Morgan Stanley Capital I Trust 2016-UBS9
1.52%, 12/15/2047(j),(m)	13,612	576	3.59%, 03/15/2049	1,500	1,516
JP Morgan Chase Commercial Mortgage			MSBAM Commercial Mortgage Securities Trust
Securities Trust 2013-C16			2012-CKSV
0.95%, 12/15/2046(j),(m)	8,897	333	1.08%, 10/15/2030(h),(j),(m)	22,194	722
JP Morgan Chase Commercial Mortgage			UBS Commercial Mortgage Trust 2012-C1
Securities Trust 2016-JP4			3.40%, 05/10/2045	486	490
3.65%, 12/15/2049(j)	1,600	1,623	UBS-Barclays Commercial Mortgage Trust
JPMBB Commercial Mortgage Securities Trust			2012-C3
2013-C15			3.09%, 08/10/2049	1,210	1,210
1.09%, 11/15/2045(j),(m)	24,395	1,033	5.03%, 08/10/2049(h),(j)	1,500	1,536
JPMBB Commercial Mortgage Securities Trust			UBS-Barclays Commercial Mortgage Trust
2014-C18			2012-C4
4.82%, 02/15/2047(j)	1,000	1,043	1.64%, 12/10/2045(h),(j),(m)	20,107	972
4.82%, 02/15/2047(j)	2,700	2,759	3.32%, 12/10/2045(h)	2,300	2,300
JPMBB Commercial Mortgage Securities Trust			UBS-Barclays Commercial Mortgage Trust
2014-C19			2013-C5
1.12%, 04/15/2047(j),(m)	37,695	674	4.08%, 03/10/2046(h),(j)	1,090	1,003
JPMBB Commercial Mortgage Securities Trust			Wells Fargo Commercial Mortgage Trust
2014-C24			2015-NXS1
0.97%, 11/15/2047(j),(m)	8,783	309	3.66%, 05/15/2048(j)	2,665	2,640
3.89%, 11/15/2047(h),(j)	1,000	871	Wells Fargo Commercial Mortgage Trust
4.39%, 11/15/2047(j)	4,350	4,362	2015-NXS3
JPMBB Commercial Mortgage Securities Trust			4.49%, 09/15/2057(j)	1,400	1,446
2015-C28			Wells Fargo Commercial Mortgage Trust
3.99%, 10/15/2048	7,000	6,996	2016-C36
JPMBB Commercial Mortgage Securities Trust			3.07%, 11/15/2059	750	728
2015-C31			Wells Fargo Commercial Mortgage Trust
0.95%, 08/15/2048(j),(m)	41,438	1,850	2017-C38
JPMCC Commercial Mortgage Securities Trust			3.45%, 07/15/2050	3,000	2,976
2017-JP7			Wells Fargo Commercial Mortgage Trust
3.81%, 09/15/2050(j)	2,500	2,371	2018-C44
LB-UBS Commercial Mortgage Trust 2005-C3			4.21%, 05/15/2051	2,500	2,618
0.80%, 07/15/2040(h),(j),(m)	2,386	9	WFRBS Commercial Mortgage Trust 2013-C12
LB-UBS Commercial Mortgage Trust 2007-C1			1.27%, 03/15/2048(h),(j),(m)	44,962	1,870
0.37%, 02/15/2040(j),(m)	268	—	WFRBS Commercial Mortgage Trust 2014-C22
LB-UBS Commercial Mortgage Trust 2007-C6			4.07%, 09/15/2057(j)	5,000	5,149
6.11%, 07/15/2040(j)	162	161	4.37%, 09/15/2057(j)	2,000	2,049

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Commercial Mortgage Backed Securities (continued)				Consumer Products (continued)
WFRBS Commercial Mortgage Trust 2014-C23				Reckitt Benckiser Treasury Services PLC
0.62%, 10/15/2057(j),(m)		$51,794	$1,355	3.38%, 06/24/2022(h)		$240	$237
			$161,446	3 Month USD LIBOR + 0.56%
Commercial Services - 0.26%				Spectrum Brands Inc
ADT Security Corp/The				5.75%, 07/15/2025		820	808
6.25%, 10/15/2021		205	216	6.63%, 11/15/2022		375	384
Ahern Rentals Inc							$2,733
7.38%, 05/15/2023(h)		1,550	1,348	Cosmetics & Personal Care - 0.00%
APX Group Inc				Avon International Operations Inc
7.63%, 09/01/2023		60	49	7.88%, 08/15/2022(h)		80	81
Avis Budget Car Rental LLC / Avis Budget				Credit Card Asset Backed Securities - 0.69%
Finance Inc				Capital One Multi-Asset Execution Trust
5.50%, 04/01/2023		45	45	2.96%, 02/15/2022		500	500
DP World Ltd				1.00 x 1 Month USD LIBOR + 0.45%
6.85%, 07/02/2037		540	631	3.02%, 09/16/2024		510	513
Garda World Security Corp				1.00 x 1 Month USD LIBOR + 0.51%
8.75%, 05/15/2025(h)		945	876	3.14%, 02/15/2024		1,900	1,910
Garda World Security Corp/Old				1.00 x 1 Month USD LIBOR + 0.63%
7.25%, 11/15/2021(h)		220	219	Chase Issuance Trust
Hertz Corp/The				1.58%, 08/15/2021		3,000	2,981
7.63%, 06/01/2022(h)		70	70	2.81%, 01/15/2022		4,500	4,504
Jaguar Holding Co II / Pharmaceutical Product				1.00 x 1 Month USD LIBOR + 0.30%
Development LLC				2.92%, 05/15/2021		2,100	2,102
6.38%, 08/01/2023(h)		65	65	1.00 x 1 Month USD LIBOR + 0.41%
Nielsen Finance LLC / Nielsen Finance Co				First National Master Note Trust 2018-1
5.00%, 04/15/2022(h)		155	155	2.97%, 10/15/2024		9,000	8,970
Prime Security Services Borrower LLC / Prime				1.00 x 1 Month USD LIBOR + 0.46%
Finance Inc							$21,480
9.25%, 05/15/2023(h)		93	98	Distribution & Wholesale - 0.21%
Refinitiv US Holdings Inc				American Builders & Contractors Supply Co Inc
8.25%, 11/15/2026(h)		560	525	5.75%, 12/15/2023(h)		885	909
Service Corp International/US				5.88%, 05/15/2026(h)		470	471
5.38%, 05/15/2024		205	209	Ferguson Finance PLC
8.00%, 11/15/2021		225	245	4.50%, 10/24/2028(h)		3,360	3,324
TMS International Corp				Global Partners LP / GLP Finance Corp
7.25%, 08/15/2025(h)		1,105	1,039	7.00%, 06/15/2023		655	639
United Rentals North America Inc				H&E Equipment Services Inc
4.63%, 10/15/2025		910	873	5.63%, 09/01/2025		1,260	1,232
4.88%, 01/15/2028		310	294				$6,575
5.88%, 09/15/2026		700	710	Diversified Financial Services - 1.28%
6.50%, 12/15/2026		340	353	AerCap Ireland Capital DAC / AerCap Global
			$8,020	Aviation Trust
Computers - 1.11%				4.63%, 10/30/2020		265	268
Apple Inc				Aircastle Ltd
0.88%, 05/24/2025	EUR	420	491	5.13%, 03/15/2021		220	226
2.75%, 01/13/2025		$2,275	2,243	Ally Financial Inc
2.85%, 05/11/2024		5,745	5,722	4.25%, 04/15/2021		230	231
3.00%, 02/09/2024		4,950	4,975	5.75%, 11/20/2025		2,480	2,598
3.05%, 07/31/2029	GBP	125	176	8.00%, 11/01/2031		220	264
3.35%, 02/09/2027		$9,115	9,145	Avation Capital SA
4.25%, 02/09/2047		65	66	6.50%, 05/15/2021(h)		200	199
4.65%, 02/23/2046		1,390	1,524	Blackstone Holdings Finance Co LLC
Dell International LLC / EMC Corp				2.00%, 05/19/2025	EUR	250	294
3.48%, 06/01/2019(h)		105	105	Brookfield Finance Inc
5.88%, 06/15/2021(h)		365	371	3.90%, 01/25/2028		$2,895	2,733
7.13%, 06/15/2024(h)		3,839	4,050	4.70%, 09/20/2047		4,870	4,496
8.35%, 07/15/2046(h)		4,600	5,419	4.85%, 03/29/2029		1,110	1,106
EMC Corp				Brookfield Finance LLC
2.65%, 06/01/2020		155	153	4.00%, 04/01/2024		8,468	8,416
West Corp				Credit Acceptance Corp
8.50%, 10/15/2025(h)		80	67	6.13%, 02/15/2021		950	952
Western Digital Corp				7.38%, 03/15/2023		1,505	1,545
4.75%, 02/15/2026		100	93	Credito Real SAB de CV SOFOM ER
			$34,600	7.25%, 07/20/2023		250	246
Consumer Products - 0.09%				Curo Group Holdings Corp
Prestige Brands Inc				8.25%, 09/01/2025(h)		130	110
6.38%, 03/01/2024(h)		1,310	1,304

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Diversified Financial Services (continued)				Electric (continued)
Doric Nimrod Air Finance Alpha Ltd 2012-1				Electricite de France SA
Class B Pass Through Trust				2.35%, 10/13/2020(h)		$155	$153
6.50%, 05/30/2021(h)		$179	$181	5.63%, 12/31/2049(g),(h),(l)		2,940	2,800
E*TRADE Financial Corp				USD Swap Semi-Annual 10 Year + 3.04%
5.30%, 12/31/2049(g),(l)		1,940	1,762	6.00%, 12/29/2049(g),(l)	GBP	100	132
3 Month USD LIBOR + 3.16%				GBP Swap SA (VS 6 Month) 13 Year +
GE Capital International Funding Co Unlimited				3.96%
Co				Elwood Energy LLC
2.34%, 11/15/2020		200	195	8.16%, 07/05/2026		$490	529
4.42%, 11/15/2035		2,045	1,825	Enel Chile SA
GE Capital UK Funding Unlimited Co				4.88%, 06/12/2028		960	985
4.13%, 09/13/2023	GBP	120	163	Enel SpA
ILFC E-Capital Trust I				6.62%, 09/15/2076(l)	GBP	100	139
4.55%, 12/21/2065(h),(j)		$400	304	GBP Swap SA (VS 6 Month) 5 Year +
ILFC E-Capital Trust II				4.09%
4.80%, 12/21/2065(h),(j)		355	272	Exelon Corp
Lions Gate Capital Holdings LLC				3.50%, 06/01/2022		$1,740	1,727
5.88%, 11/01/2024(h)		1,000	983	5.10%, 06/15/2045		60	63
6.38%, 02/01/2024(h),(i)		745	752	Florida Power & Light Co
National Rural Utilities Cooperative Finance Corp				3.95%, 03/01/2048		1,735	1,738
2.40%, 04/25/2022		145	142	4.13%, 06/01/2048		1,140	1,156
4.75%, 04/30/2043(l)		855	822	Fortis Inc/Canada
3 Month USD LIBOR + 2.91%				2.10%, 10/04/2021		100	96
Navient Corp				3.06%, 10/04/2026		2,435	2,267
6.13%, 03/25/2024		1,395	1,335	Georgia Power Co
6.63%, 07/26/2021		395	406	4.30%, 03/15/2042		1,355	1,264
6.75%, 06/15/2026		1,110	1,046	4.30%, 03/15/2043		1,080	997
8.00%, 03/25/2020		210	219	Indiantown Cogeneration LP
Nuveen LLC				9.77%, 12/15/2020		266	281
4.00%, 11/01/2028(h)		3,550	3,705	Mexico Generadora de Energia S de rl
Quicken Loans Inc				5.50%, 12/06/2032		336	327
5.75%, 05/01/2025(h)		120	116	MidAmerican Energy Co
Springleaf Finance Corp				4.25%, 07/15/2049		550	565
5.25%, 12/15/2019		405	408	NRG Energy Inc
6.88%, 03/15/2025		1,015	971	6.25%, 05/01/2024		1,145	1,185
8.25%, 12/15/2020		145	155	6.63%, 01/15/2027		260	274
Vantiv LLC / Vantiv Issuer Corp				7.25%, 05/15/2026		620	670
4.38%, 11/15/2025(h)		235	226	Oncor Electric Delivery Co LLC
			$39,672	2.15%, 06/01/2019		190	190
Electric - 2.04%				5.25%, 09/30/2040		40	46
Abu Dhabi National Energy Co PJSC				PacifiCorp
4.38%, 06/22/2026(h)		675	684	3.85%, 06/15/2021		50	51
Alabama Power Co				Pampa Energia SA
3.85%, 12/01/2042		30	28	7.38%, 07/21/2023		250	237
Calpine Corp				PPL Electric Utilities Corp
5.75%, 01/15/2025		95	90	3.95%, 06/01/2047		40	39
Clearway Energy Operating LLC				4.75%, 07/15/2043		1,375	1,495
5.75%, 10/15/2025(h)		675	624	PPL WEM Ltd / Western Power Distribution Ltd
CMS Energy Corp				5.38%, 05/01/2021(h)		5,425	5,586
4.70%, 03/31/2043		910	911	Public Service Electric & Gas Co
4.88%, 03/01/2044		1,835	1,922	3.65%, 09/01/2042		20	19
Commonwealth Edison Co				Southern Co/The
3.80%, 10/01/2042		905	856	2.95%, 07/01/2023		1,010	992
Consolidated Edison Co of New York Inc				4.25%, 07/01/2036		60	57
4.00%, 12/01/2028		1,610	1,678	5.50%, 03/15/2057(l)		730	726
4.63%, 12/01/2054		1,940	1,941	3 Month USD LIBOR + 3.63%
4.65%, 12/01/2048		120	128	State Grid Overseas Investment 2016 Ltd
Dominion Energy Inc				3.50%, 05/04/2027		3,000	2,928
2.58%, 07/01/2020		10,740	10,646	Tucson Electric Power Co
3.90%, 10/01/2025		1,670	1,680	4.85%, 12/01/2048		710	748
4.25%, 06/01/2028		1,790	1,826	Virginia Electric & Power Co
DTE Energy Co				3.80%, 04/01/2028		1,875	1,893
6.38%, 04/15/2033		921	1,108	4.45%, 02/15/2044		60	61
Duke Energy Florida LLC				4.60%, 12/01/2048		1,020	1,068
3.80%, 07/15/2028		3,230	3,294	4.65%, 08/15/2043		70	73
Duke Energy Ohio Inc				Vistra Energy Corp
3.65%, 02/01/2029		375	379	7.38%, 11/01/2022		140	146
				8.13%, 01/30/2026(h)		200	216

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Electric (continued)				Environmental Control - 0.11%
Vistra Operations Co LLC				Clean Harbors Inc
5.50%, 09/01/2026(h)		$865	$876	5.13%, 06/01/2021		$320	$317
5.63%, 02/15/2027(h),(i)		760	764	Covanta Holding Corp
Western Power Distribution West Midlands PLC				6.00%, 01/01/2027		125	120
5.75%, 04/16/2032	GBP	100	170	Hulk Finance Corp
			$63,524	7.00%, 06/01/2026(h)		125	116
Electrical Components & Equipment - 0.01%				Waste Connections Inc
Energizer Holdings Inc				4.25%, 12/01/2028		2,770	2,863
5.50%, 06/15/2025(h)		$15	14				$3,416
6.38%, 07/15/2026(h)		334	325	Food - 1.24%
			$339	Albertsons Cos LLC / Safeway Inc / New
Electronics - 0.02%				Albertsons LP / Albertson's LLC
Ingram Micro Inc				7.50%, 03/15/2026(h),(i)		1,210	1,213
5.45%, 12/15/2024		200	195	Cencosud SA
Sanmina Corp				4.38%, 07/17/2027(h)		345	314
4.38%, 06/01/2019(h)		155	155	General Mills Inc
Sensata Technologies BV				1.00%, 04/27/2023	EUR	500	579
5.00%, 10/01/2025(h)		145	145	4.55%, 04/17/2038		$2,540	2,360
Tech Data Corp				4.70%, 04/17/2048		1,080	1,003
3.70%, 02/15/2022		80	79	Gruma SAB de CV
Tyco Electronics Group SA				4.88%, 12/01/2024(h)		1,175	1,196
7.13%, 10/01/2037		105	136	Ingles Markets Inc
			$710	5.75%, 06/15/2023		1,340	1,353
Energy - Alternate Sources - 0.00%				JBS USA LUX SA / JBS USA Finance Inc
TerraForm Power Operating LLC				5.75%, 06/15/2025(h)		605	604
5.00%, 01/31/2028(h)		85	79	7.25%, 06/01/2021(h)		1,775	1,792
Engineering & Construction - 0.07%				Kraft Heinz Foods Co
Aeropuerto Internacional de Tocumen SA				2.80%, 07/02/2020		3,975	3,962
6.00%, 11/18/2048(h)		975	1,008	Lamb Weston Holdings Inc
Delhi International Airport Ltd				4.88%, 11/01/2026(h)		80	79
6.13%, 10/31/2026		200	196	McCormick & Co Inc/MD
Hongkong International Qingdao Co Ltd				3.15%, 08/15/2024		3,580	3,488
4.75%, 02/12/2020		400	397	3.40%, 08/15/2027		2,590	2,471
MasTec Inc				Nestle Holdings Inc
4.88%, 03/15/2023		120	120	3.35%, 09/24/2023(h)		5,590	5,705
Zhaohai Investment BVI Ltd				3.50%, 09/24/2025(h)		5,810	5,948
4.00%, 07/23/2020		415	401	New Albertsons LP
			$2,122	7.45%, 08/01/2029		50	44
				Post Holdings Inc
Entertainment - 0.27%				5.00%, 08/15/2026(h)		1,705	1,612
AMC Entertainment Holdings Inc				5.75%, 03/01/2027(h)		15	15
5.75%, 06/15/2025		50	46	TreeHouse Foods Inc
Boyne USA Inc				4.88%, 03/15/2022		340	338
7.25%, 05/01/2025(h)		1,015	1,068	Want Want China Finance Ltd
Caesars Resort Collection LLC / CRC Finco Inc				2.88%, 04/27/2022		1,700	1,658
5.25%, 10/15/2025(h)		1,785	1,671	Wm Wrigley Jr Co
CCM Merger Inc				3.38%, 10/21/2020(h)		2,745	2,766
6.00%, 03/15/2022(h)		1,435	1,449				$38,500
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op				Forest Products & Paper - 0.14%
5.38%, 04/15/2027		40	40	Domtar Corp
Cinemark USA Inc				6.25%, 09/01/2042		1,550	1,469
4.88%, 06/01/2023		50	49	Fibria Overseas Finance Ltd
Eldorado Resorts Inc				5.50%, 01/17/2027		80	82
6.00%, 04/01/2025		10	10	International Paper Co
6.00%, 09/15/2026(h)		890	888	4.35%, 08/15/2048		2,150	1,904
7.00%, 08/01/2023		690	721	Suzano Austria GmbH
Enterprise Development Authority/The				6.00%, 01/15/2029(h)		875	916
12.00%, 07/15/2024(h)		1,130	1,065				$4,371
International Game Technology PLC				Gas - 0.30%
6.25%, 01/15/2027(h)		200	203	AmeriGas Partners LP / AmeriGas Finance Corp
6.50%, 02/15/2025(h)		1,095	1,140	5.50%, 05/20/2025		95	93
Six Flags Entertainment Corp				Boston Gas Co
4.88%, 07/31/2024(h)		90	89	3.15%, 08/01/2027(h)		125	119
WMG Acquisition Corp				Dominion Energy Gas Holdings LLC
5.00%, 08/01/2023(h)		20	20	2.80%, 11/15/2020		3,640	3,618
5.50%, 04/15/2026(h)		25	25	NGL Energy Partners LP / NGL Energy Finance
			$8,484	Corp
				7.50%, 11/01/2023		1,855	1,879

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Gas (continued)				Healthcare - Services (continued)
Southern Co Gas Capital Corp				Tenet Healthcare Corp
4.40%, 05/30/2047		$2,245	$2,109	4.63%, 07/15/2024		$1,125	$1,102
Talent Yield Investments Ltd				6.00%, 10/01/2020		455	470
4.50%, 04/25/2022(h)		1,500	1,521	6.25%, 02/01/2027(h),(i)		605	609
			$9,339	UnitedHealth Group Inc
Healthcare - Products - 0.94%				3.88%, 12/15/2028		4,685	4,872
Abbott Laboratories				WellCare Health Plans Inc
2.90%, 11/30/2021		2,875	2,873	5.25%, 04/01/2025		1,550	1,573
3.75%, 11/30/2026		1,840	1,878				$19,791
4.75%, 11/30/2036		215	231	Holding Companies - Diversified - 0.01%
4.90%, 11/30/2046		1,495	1,664	China Merchants Finance Co Ltd
Agiliti Health Inc				4.75%, 08/03/2025		290	297
7.63%, 08/15/2020		1,970	1,970	Home Builders - 0.22%
Avantor Inc				Beazer Homes USA Inc
9.00%, 10/01/2025(h)		40	41	8.75%, 03/15/2022		65	68
Becton Dickinson and Co				Century Communities Inc
1.40%, 05/24/2023	EUR	600	693	5.88%, 07/15/2025		2,010	1,849
3.02%, 05/24/2025	GBP	200	264	KB Home
3.36%, 06/06/2024		$2,065	2,024	4.75%, 05/15/2019		390	389
3.70%, 06/06/2027		3,265	3,184	7.00%, 12/15/2021		300	315
3.77%, 06/06/2022		2,235	2,199	Lennar Corp
3 Month USD LIBOR + 1.03%				4.50%, 04/30/2024		1,440	1,415
4.69%, 12/15/2044		930	919	4.75%, 11/15/2022		50	50
Covidien International Finance SA				8.38%, 01/15/2021		65	70
4.20%, 06/15/2020		5,710	5,811	LGI Homes Inc
DJO Finance LLC / DJO Finance Corp				6.88%, 07/15/2026(h)		690	664
8.13%, 06/15/2021(h)		775	805	PulteGroup Inc
Hill-Rom Holdings Inc				5.50%, 03/01/2026		90	90
5.75%, 09/01/2023(h)		610	627	Taylor Morrison Communities Inc / Taylor
Kinetic Concepts Inc / KCI USA Inc				Morrison Holdings II Inc
7.88%, 02/15/2021(h)		1,090	1,112	5.63%, 03/01/2024(h)		730	715
Mallinckrodt International Finance SA /				Toll Brothers Finance Corp
Mallinckrodt CB LLC				4.88%, 03/15/2027		60	58
5.75%, 08/01/2022(h)		95	86	TRI Pointe Group Inc
Medtronic Inc				4.88%, 07/01/2021		150	148
2.50%, 03/15/2020		35	35	TRI Pointe Group Inc / TRI Pointe Homes Inc
3.50%, 03/15/2025		240	245	5.88%, 06/15/2024		65	63
4.38%, 03/15/2035		990	1,043	Williams Scotsman International Inc
4.63%, 03/15/2045		1,355	1,480	7.88%, 12/15/2022(h)		985	995
Ortho-Clinical Diagnostics Inc / Ortho-Clinical							$6,889
Diagnostics SA				Home Equity Asset Backed Securities - 0.04%
6.63%, 05/15/2022(h)		60	58	First NLC Trust 2005-1
			$29,242	3.00%, 05/25/2035		235	217
Healthcare - Services - 0.64%				1.00 x 1 Month USD LIBOR + 0.50%
Acadia Healthcare Co Inc				JP Morgan Mortgage Acquisition Trust
5.63%, 02/15/2023		115	113	2006-CW2
AHP Health Partners Inc				2.66%, 08/25/2036		426	424
9.75%, 07/15/2026(h)		745	773	1.00 x 1 Month USD LIBOR + 0.15%
Centene Corp				Saxon Asset Securities Trust 2004-1
4.75%, 05/15/2022		300	305	3.26%, 03/25/2035		275	147
5.38%, 06/01/2026(h)		1,160	1,198	1.00 x 1 Month USD LIBOR + 1.70%
5.63%, 02/15/2021		450	457	Specialty Underwriting & Residential Finance
6.13%, 02/15/2024		655	686	Trust Series 2004-BC1
DaVita Inc				3.27%, 02/25/2035		303	302
5.13%, 07/15/2024		165	163	1.00 x 1 Month USD LIBOR + 0.77%
HCA Healthcare Inc							$1,090
6.25%, 02/15/2021		575	599	Housewares - 0.01%
HCA Inc				Turkiye Sise ve Cam Fabrikalari AS
4.50%, 02/15/2027		160	161	4.25%, 05/09/2020		200	198
4.75%, 05/01/2023		2,100	2,158	Insurance - 2.20%
5.00%, 03/15/2024		1,085	1,129	Acrisure LLC / Acrisure Finance Inc
5.25%, 04/15/2025		115	122	8.13%, 02/15/2024(h)		290	295
5.25%, 06/15/2026		350	367	Aegon NV
5.50%, 06/15/2047		490	510	4.00%, 04/25/2044(l)	EUR	250	298
5.88%, 03/15/2022		10	11	3 Month Euro Interbank Offered Rate +
5.88%, 02/01/2029		455	477	3.35%
MPH Acquisition Holdings LLC
7.13%, 06/01/2024(h)		1,950	1,936

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Insurance (continued)				Internet (continued)
AIA Group Ltd				Tencent Holdings Ltd
3.20%, 03/11/2025(h)		$2,655	$2,584	2.99%, 01/19/2023(h)	$200	$196
3.90%, 04/06/2028(h)		4,485	4,517	3.80%, 02/11/2025(h)	1,200	1,207
Allianz SE				Zayo Group LLC / Zayo Capital Inc
2.24%, 07/07/2045(l)	EUR	500	579	5.75%, 01/15/2027(h)	65	63
3 Month Euro Interbank Offered Rate +				6.00%, 04/01/2023	1,200	1,206
2.65%						$5,227
American International Group Inc				Investment Companies - 0.01%
3.30%, 03/01/2021		$2,140	2,155	Bright Galaxy International Ltd
3.90%, 04/01/2026		8,740	8,655	3.38%, 11/03/2021	420	399
4.50%, 07/16/2044		4,858	4,579	Iron & Steel - 0.14%
Arch Capital Finance LLC				AK Steel Corp
4.01%, 12/15/2026		2,845	2,896	6.38%, 10/15/2025	1,520	1,235
5.03%, 12/15/2046		1,205	1,279	7.50%, 07/15/2023	475	483
AssuredPartners Inc				7.63%, 10/01/2021	645	623
7.00%, 08/15/2025(h)		675	645	Allegheny Technologies Inc
Catlin Insurance Co Ltd				7.88%, 08/15/2023	65	69
5.74%, 07/29/2049(g),(h)		2,105	2,026	ArcelorMittal
3 Month USD LIBOR + 2.98%				5.50%, 03/01/2021	220	228
Chubb INA Holdings Inc				Big River Steel LLC / BRS Finance Corp
1.55%, 03/15/2028	EUR	650	749	7.25%, 09/01/2025(h)	95	100
CNO Financial Group Inc				Cleveland-Cliffs Inc
4.50%, 05/30/2020		$310	311	4.88%, 01/15/2024(h)	50	48
5.25%, 05/30/2025		70	71	CSN Resources SA
Genworth Holdings Inc				6.50%, 07/21/2020	435	428
7.63%, 09/24/2021		120	121	United States Steel Corp
Liberty Mutual Group Inc				6.25%, 03/15/2026	75	68
5.69%, 03/07/2067(h)		2,255	2,142	Vale Overseas Ltd
3 Month USD LIBOR + 2.91%				6.88%, 11/21/2036	1,051	1,167
Manulife Financial Corp						$4,449
3.05%, 08/20/2029(l)	CAD	325	244	Leisure Products & Services - 0.06%
Canada Bankers Acceptances 3 Month +				NCL Corp Ltd
1.05%				4.75%, 12/15/2021(h)	213	214
Markel Corp				Silversea Cruise Finance Ltd
3.50%, 11/01/2027		$1,600	1,499	7.25%, 02/01/2025(h)	1,440	1,543
4.30%, 11/01/2047		1,265	1,114			$1,757
5.00%, 04/05/2046		3,655	3,594
Nuveen Finance LLC				Lodging - 0.16%
4.13%, 11/01/2024(h)		7,085	7,307	Boyd Gaming Corp
Prudential Financial Inc				6.38%, 04/01/2026	60	61
5.63%, 06/15/2043(l)		4,260	4,412	Jack Ohio Finance LLC / Jack Ohio Finance 1
3 Month USD LIBOR + 3.92%				Corp
Voya Financial Inc				6.75%, 11/15/2021(h)	1,575	1,626
5.65%, 05/15/2053(l)		4,365	4,234	MGM Resorts International
3 Month USD LIBOR + 3.58%				6.63%, 12/15/2021	475	502
6.13%, 12/31/2049(g),(l)		250	248	Sands China Ltd
US Treasury Yield Curve Rate T Note				5.40%, 08/08/2028(h)	1,150	1,136
Constant Maturity 5 Year + 3.36%				Wyndham Destinations Inc
XLIT Ltd				5.75%, 04/01/2027	100	95
4.45%, 03/31/2025		7,000	7,148	Wynn Las Vegas LLC / Wynn Las Vegas Capital
5.24%, 12/31/2049(g)		590	562	Corp
3 Month USD LIBOR + 2.46%				5.25%, 05/15/2027(h)	1,000	935
5.50%, 03/31/2045		4,020	4,181	5.50%, 03/01/2025(h)	490	477
			$68,445			$4,832
Internet - 0.17%				Machinery - Diversified - 0.06%
Alibaba Group Holding Ltd				Cloud Crane LLC
3.13%, 11/28/2021		200	199	10.13%, 08/01/2024(h)	1,530	1,629
3.40%, 12/06/2027		475	453	CNH Industrial Capital LLC
Baidu Inc				4.88%, 04/01/2021	330	335
4.38%, 05/14/2024		375	382			$1,964
Match Group Inc				Media - 2.96%
5.00%, 12/15/2027(h)		60	59	21st Century Fox America Inc
Netflix Inc				3.00%, 09/15/2022	1,845	1,844
4.38%, 11/15/2026		1,125	1,065	4.75%, 09/15/2044	15	16
5.38%, 02/01/2021		200	205	5.40%, 10/01/2043	1,555	1,815
5.88%, 11/15/2028(h)		135	137	6.15%, 02/15/2041	605	762
Symantec Corp				6.20%, 12/15/2034	840	1,042
5.00%, 04/15/2025(h)		55	55	6.40%, 12/15/2035	4,570	5,805

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Media (continued)				Media (continued)
Altice Financing SA				Sirius XM Radio Inc
6.63%, 02/15/2023(h)		$1,070	$1,076	6.00%, 07/15/2024(h)		$280	$291
7.50%, 05/15/2026(h)		250	237	TEGNA Inc
Altice Finco SA				6.38%, 10/15/2023		140	142
8.13%, 01/15/2024(h)		520	512	Time Warner Cable LLC
Altice France SA/France				5.88%, 11/15/2040		1,780	1,760
8.13%, 02/01/2027(h)		690	678	8.75%, 02/14/2019		1,165	1,166
Altice Luxembourg SA				Univision Communications Inc
7.75%, 05/15/2022(h)		1,525	1,479	5.13%, 02/15/2025(h)		100	91
AMC Networks Inc				Viacom Inc
4.75%, 12/15/2022		120	120	4.25%, 09/01/2023		1,310	1,328
4.75%, 08/01/2025		970	937	4.38%, 03/15/2043		3,200	2,736
5.00%, 04/01/2024		645	640	Virgin Media Finance PLC
Cablevision SA				5.75%, 01/15/2025(h)		205	202
6.50%, 06/15/2021		225	220	Virgin Media Secured Finance PLC
Cablevision Systems Corp				5.25%, 01/15/2026(h)		380	374
5.88%, 09/15/2022		130	131	Warner Media LLC
CCO Holdings LLC / CCO Holdings Capital Corp				1.95%, 09/15/2023	EUR	250	297
5.13%, 05/01/2023(h)		4,225	4,282	2.10%, 06/01/2019		$1,080	1,077
5.13%, 05/01/2027(h)		270	261	3.60%, 07/15/2025		1,755	1,729
5.25%, 09/30/2022		490	495	3.88%, 01/15/2026		2,515	2,480
Charter Communications Operating LLC / Charter				4.05%, 12/15/2023		3,670	3,763
Communications Operating Capital				5.38%, 10/15/2041		1,065	1,072
3.58%, 07/23/2020		3,445	3,454	Ziggo Bond Co BV
5.75%, 04/01/2048		1,475	1,470	6.00%, 01/15/2027(h)		1,125	1,036
6.48%, 10/23/2045		950	1,022	Ziggo BV
Clear Channel Worldwide Holdings Inc				5.50%, 01/15/2027(h)		950	898
6.50%, 11/15/2022		75	77				$91,963
Comcast Corp				Metal Fabrication & Hardware - 0.02%
3.38%, 02/15/2025		6,605	6,629	Grinding Media Inc / Moly-Cop AltaSteel Ltd
3.95%, 10/15/2025		2,230	2,308	7.38%, 12/15/2023(h)		105	106
4.15%, 10/15/2028		4,560	4,722	Novelis Corp
4.20%, 08/15/2034		1,900	1,915	5.88%, 09/30/2026(h)		90	87
4.60%, 10/15/2038		4,455	4,605	Park-Ohio Industries Inc
4.60%, 08/15/2045		1,630	1,663	6.63%, 04/15/2027		480	467
4.70%, 10/15/2048		3,545	3,702				$660
5.50%, 11/23/2029	GBP	125	210	Mining - 0.62%
CSC Holdings LLC				AngloGold Ashanti Holdings PLC
5.50%, 04/15/2027(h)		$400	391	5.13%, 08/01/2022		365	372
6.50%, 02/01/2029(h)		1,206	1,222	BHP Billiton Finance USA Ltd
6.63%, 10/15/2025(h)		445	466	6.75%, 10/19/2075(h),(l)		1,835	1,989
7.75%, 07/15/2025(h)		325	340	USD Swap Semi-Annual 5 Year + 5.09%
8.63%, 02/15/2019		185	185	Constellium NV
10.13%, 01/15/2023(h)		1,250	1,350	5.88%, 02/15/2026(h)		435	416
Discovery Communications LLC				6.63%, 03/01/2025(h)		1,245	1,239
1.90%, 03/19/2027	EUR	500	564	Corp Nacional del Cobre de Chile
3.50%, 09/20/2019		$125	125	5.63%, 09/21/2035(h)		100	111
3 Month USD LIBOR + 0.71%				First Quantum Minerals Ltd
DISH DBS Corp				7.00%, 02/15/2021		400	399
5.13%, 05/01/2020		795	797	7.50%, 04/01/2025(h)		1,290	1,202
5.88%, 07/15/2022		1,230	1,169	FMG Resources August 2006 Pty Ltd
5.88%, 11/15/2024		1,570	1,301	5.13%, 03/15/2023(h)		815	811
7.75%, 07/01/2026		1,125	968	5.13%, 05/15/2024(h)		105	104
Fox Corp				Freeport-McMoRan Inc
5.58%, 01/25/2049(h)		95	101	3.88%, 03/15/2023		280	268
Grupo Televisa SAB				Glencore Finance Canada Ltd
6.63%, 01/15/2040		80	88	5.55%, 10/25/2042(h)		3,002	2,891
Meredith Corp				Glencore Finance Europe Ltd
6.88%, 02/01/2026(h)		2,050	2,112	1.88%, 09/13/2023	EUR	170	197
NBCUniversal Media LLC				Glencore Funding LLC
5.15%, 04/30/2020		4,935	5,070	3.00%, 10/27/2022(h)		$25	24
Nexstar Broadcasting Inc				Gold Fields Orogen Holdings BVI Ltd
5.63%, 08/01/2024(h)		55	53	4.88%, 10/07/2020		400	401
Radiate Holdco LLC / Radiate Finance Inc				IAMGOLD Corp
6.63%, 02/15/2025(h)		760	705	7.00%, 04/15/2025(h)		2,075	2,026
6.88%, 02/15/2023(h)		265	255	Indonesia Asahan Aluminium Persero PT
Sinclair Television Group Inc				6.53%, 11/15/2028(h)		300	329
5.38%, 04/01/2021		130	130

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Mining (continued)				Mortgage Backed Securities (continued)
Newmont Mining Corp				Freddie Mac REMICS
5.13%, 10/01/2019		$1,800	$1,821	2.00%, 02/15/2036	$531	$514
Northwest Acquisitions ULC / Dominion Finco				3.00%, 09/15/2025(m)	1,499	41
Inc				3.00%, 05/15/2027(m)	3,478	234
7.13%, 11/01/2022(h)		40	40	3.00%, 10/15/2027(m)	766	65
Southern Copper Corp				3.00%, 02/15/2029(m)	4,906	368
6.75%, 04/16/2040		395	453	3.49%, 04/15/2046(m)	10,855	2,029
Taseko Mines Ltd				(1.00) x 1 Month USD LIBOR + 6.00%
8.75%, 06/15/2022(h)		1,330	1,180	3.50%, 02/15/2028(m)	2,915	232
Teck Resources Ltd				3.50%, 01/15/2040(m)	3,563	368
4.75%, 01/15/2022		140	142	3.50%, 03/15/2041(m)	4,856	611
5.40%, 02/01/2043		540	513	3.54%, 02/15/2046(m)	8,945	1,516
6.25%, 07/15/2041		845	881	(1.00) x 1 Month USD LIBOR + 6.05%
8.50%, 06/01/2024(h)		215	232	4.00%, 04/15/2025(m)	2,012	70
Vedanta Resources PLC				4.14%, 05/15/2026(m)	2,194	185
6.38%, 07/30/2022(h)		900	869	(1.00) x 1 Month USD LIBOR + 6.65%
Volcan Cia Minera SAA				4.24%, 09/15/2034(m)	322	15
5.38%, 02/02/2022		240	244	(1.00) x 1 Month USD LIBOR + 6.75%
			$19,154	Freddie Mac Structured Agency Credit Risk Debt
Miscellaneous Manufacturers - 0.18%				Notes
General Electric Co				3.06%, 04/25/2030	5,900	5,895
1.25%, 05/26/2023	EUR	520	583	1.00 x 1 Month USD LIBOR + 0.55%
4.50%, 03/11/2044		$1,080	930	3.31%, 03/25/2029	261	261
5.30%, 02/11/2021		644	660	1.00 x 1 Month USD LIBOR + 0.80%
5.55%, 01/05/2026		2,285	2,292	5.36%, 04/25/2028	3,302	3,386
6.88%, 01/10/2039		765	844	1.00 x 1 Month USD LIBOR + 2.85%
LSB Industries Inc				Ginnie Mae
9.63%, 05/01/2023(h)		50	51	1.75%, 10/16/2037	181	179
Siemens Financieringsmaatschappij NV				3.14%, 08/16/2045(m)	8,423	1,048
2.70%, 03/16/2022(h)		250	247	(1.00) x 1 Month USD LIBOR + 5.65%
			$5,607	3.50%, 02/20/2040(m)	2,982	367
Mortgage Backed Securities - 4.00%				3.50%, 01/20/2043(m)	4,628	1,029
Fannie Mae Connecticut Avenue Securities				3.55%, 11/20/2040(m)	3,173	476
3.11%, 07/25/2030		10,381	10,360	(1.00) x 1 Month USD LIBOR + 6.05%
1.00 x 1 Month USD LIBOR + 0.60%				3.55%, 08/20/2042(m)	7,336	1,228
3.16%, 08/25/2030		3,377	3,375	(1.00) x 1 Month USD LIBOR + 6.05%
1.00 x 1 Month USD LIBOR + 0.65%				3.55%, 05/20/2046(m)	5,788	966
3.26%, 02/25/2030		2,253	2,253	(1.00) x 1 Month USD LIBOR + 6.05%
1.00 x 1 Month USD LIBOR + 0.75%				3.60%, 11/20/2041(m)	3,455	593
3.96%, 01/25/2029		2,403	2,412	(1.00) x 1 Month USD LIBOR + 6.10%
1.00 x 1 Month USD LIBOR + 1.45%				3.60%, 02/20/2046(m)	7,131	1,306
Fannie Mae REMIC Trust 2005-W2				(1.00) x 1 Month USD LIBOR + 6.10%
2.71%, 05/25/2035		201	200	3.60%, 06/20/2046(m)	9,473	1,722
1.00 x 1 Month USD LIBOR + 0.20%				(1.00) x 1 Month USD LIBOR + 6.10%
Fannie Mae REMICS				3.60%, 06/20/2046(m)	7,605	1,311
2.25%, 07/25/2040		113	111	(1.00) x 1 Month USD LIBOR + 6.10%
3.00%, 04/25/2027(m)		2,894	244	3.60%, 08/20/2046(m)	10,394	1,844
3.50%, 09/25/2027(m)		4,679	466	(1.00) x 1 Month USD LIBOR + 6.10%
3.50%, 11/25/2027(m)		1,227	109	3.60%, 09/20/2046(m)	8,210	1,529
3.50%, 05/25/2028(m)		1,746	145	(1.00) x 1 Month USD LIBOR + 6.10%
3.50%, 03/25/2031(m)		3,013	217	3.64%, 05/16/2047(m)	6,026	1,048
3.54%, 03/25/2047(m)		5,466	845	(1.00) x 1 Month USD LIBOR + 6.15%
(1.00) x 1 Month USD LIBOR + 6.05%				3.65%, 08/20/2044(m)	2,832	487
3.59%, 02/25/2043(m)		4,454	707	(1.00) x 1 Month USD LIBOR + 6.15%
(1.00) x 1 Month USD LIBOR + 6.10%				3.65%, 03/20/2047(m)	8,359	1,399
3.59%, 09/25/2046(m)		5,330	808	(1.00) x 1 Month USD LIBOR + 6.15%
(1.00) x 1 Month USD LIBOR + 6.10%				3.65%, 04/20/2047(m)	7,352	1,523
3.64%, 09/25/2047(m)		9,789	1,837	(1.00) x 1 Month USD LIBOR + 6.15%
(1.00) x 1 Month USD LIBOR + 6.15%				3.70%, 08/20/2042(m)	3,314	439
3.69%, 10/25/2048(m)		8,261	1,510	(1.00) x 1 Month USD LIBOR + 6.20%
(1.00) x 1 Month USD LIBOR + 6.20%				3.70%, 11/20/2045(m)	5,625	933
3.99%, 12/25/2021(m)		185	6	(1.00) x 1 Month USD LIBOR + 6.20%
(1.00) x 1 Month USD LIBOR + 6.50%				3.70%, 06/20/2047(m)	8,292	1,518
3.99%, 03/25/2022(m)		190	8	(1.00) x 1 Month USD LIBOR + 6.20%
(1.00) x 1 Month USD LIBOR + 6.50%				3.70%, 07/20/2047(m)	8,216	1,589
4.00%, 04/25/2043(m)		648	98	(1.00) x 1 Month USD LIBOR + 6.20%
14.90%, 08/25/2035(m)		4	—	3.70%, 07/20/2047(m)	6,570	1,121
(10.00) x 1 Month USD LIBOR + 40.00%				(1.00) x 1 Month USD LIBOR + 6.20%

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s)	Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Ginnie Mae (continued)			Antero Resources Corp
3.70%, 08/20/2047(m)	$4,185	$749	5.13%, 12/01/2022	$80	$80
(1.00) x 1 Month USD LIBOR + 6.20%			Ascent Resources Utica Holdings LLC / ARU
3.70%, 08/20/2047(m)	12,035	2,232	Finance Corp
(1.00) x 1 Month USD LIBOR + 6.20%			7.00%, 11/01/2026(h)	205	198
3.70%, 08/20/2047(m)	6,452	1,370	10.00%, 04/01/2022(h)	1,321	1,412
(1.00) x 1 Month USD LIBOR + 6.20%			BP Capital Markets America Inc
3.70%, 08/20/2047(m)	3,407	688	3.02%, 01/16/2027	95	91
(1.00) x 1 Month USD LIBOR + 6.20%			Brazos Valley Longhorn LLC / Brazos Valley
3.70%, 09/20/2047(m)	9,224	1,704	Longhorn Finance Corp
(1.00) x 1 Month USD LIBOR + 6.20%			6.88%, 02/01/2025	1,005	1,017
3.70%, 09/20/2047(m)	9,012	1,478	Callon Petroleum Co
(1.00) x 1 Month USD LIBOR + 6.20%			6.38%, 07/01/2026	100	100
3.70%, 11/20/2047(m)	6,484	1,081	Canadian Natural Resources Ltd
(1.00) x 1 Month USD LIBOR + 6.20%			3.85%, 06/01/2027	3,730	3,655
3.74%, 08/16/2045(m)	5,280	963	3.90%, 02/01/2025	2,005	2,022
(1.00) x 1 Month USD LIBOR + 6.25%			4.95%, 06/01/2047	215	224
3.75%, 06/20/2044(m)	14,580	1,690	Carrizo Oil & Gas Inc
(1.00) x 1 Month USD LIBOR + 6.25%			6.25%, 04/15/2023	50	49
3.75%, 07/20/2045(m)	5,905	1,070	Chesapeake Energy Corp
(1.00) x 1 Month USD LIBOR + 6.25%			7.00%, 10/01/2024	1,440	1,406
3.75%, 10/20/2047(m)	6,357	1,201	8.00%, 01/15/2025	985	991
(1.00) x 1 Month USD LIBOR + 6.25%			8.00%, 06/15/2027	560	536
4.00%, 03/16/2039(m)	2,591	317	Chesapeake Oil Op/Fin Escrow Shares
4.00%, 09/20/2040(m)	2,612	409	0.00%, 11/15/2019(a),(b),(c)	1,385	—
4.14%, 04/16/2042(m)	3,528	710	Chevron Corp
(1.00) x 1 Month USD LIBOR + 6.65%			1.99%, 03/03/2020	515	511
4.15%, 12/20/2040(m)	4,898	941	CNOOC Finance 2013 Ltd
(1.00) x 1 Month USD LIBOR + 6.65%			3.00%, 05/09/2023	1,850	1,802
4.15%, 02/20/2042(m)	4,500	891	CNOOC Petroleum North America ULC
(1.00) x 1 Month USD LIBOR + 6.65%			5.88%, 03/10/2035	170	197
4.25%, 11/20/2045(m)	2,873	531	CNX Resources Corp
(1.00) x 1 Month USD LIBOR + 6.75%			5.88%, 04/15/2022	65	65
4.34%, 04/20/2041(m)	1,629	322	Comstock Resources Inc
(1.10) x 1 Month USD LIBOR + 7.10%			9.75%, 08/15/2026(h)	85	79
4.50%, 05/16/2043(m)	2,212	484	Concho Resources Inc
4.50%, 04/16/2044(m)	625	122	3.75%, 10/01/2027	95	92
JP Morgan Mortgage Trust 2014-1			4.38%, 01/15/2025	3,515	3,544
3.50%, 01/25/2044(h),(j)	1,509	1,504	Continental Resources Inc/OK
JP Morgan Mortgage Trust 2016-2			3.80%, 06/01/2024	8,378	8,278
2.83%, 06/25/2046(h),(j)	6,492	6,448	4.38%, 01/15/2028	4,150	4,129
JP Morgan Mortgage Trust 2016-3			4.90%, 06/01/2044	4,990	4,752
3.50%, 10/25/2046(h),(j)	5,537	5,517	5.00%, 09/15/2022	148	149
JP Morgan Mortgage Trust 2017-3			CrownRock LP / CrownRock Finance Inc
3.50%, 08/25/2047(h),(j)	4,356	4,338	5.63%, 10/15/2025(h)	1,100	1,056
JP Morgan Mortgage Trust 2017-4			Denbury Resources Inc
3.50%, 11/25/2048(h),(j)	4,846	4,825	7.50%, 02/15/2024(h)	85	74
JP Morgan Mortgage Trust 2017-6			9.00%, 05/15/2021(h)	40	40
3.50%, 12/25/2048(h),(j)	5,240	5,218	Diamond Offshore Drilling Inc
JP Morgan Mortgage Trust 2018-1			4.88%, 11/01/2043	100	62
3.50%, 06/25/2048(h),(j)	5,314	5,284	Ecopetrol SA
Merrill Lynch Mortgage Investors Trust Series			5.88%, 05/28/2045	125	123
2005-A8			7.38%, 09/18/2043	770	893
2.86%, 08/25/2036	87	86	Encana Corp
1.00 x 1 Month USD LIBOR + 0.35%			5.15%, 11/15/2041	1,295	1,223
Sequoia Mortgage Trust 2016-3			6.50%, 05/15/2019	9,725	9,810
3.50%, 11/25/2046(h),(j)	3,270	3,257	6.50%, 02/01/2038	630	693
Sequoia Mortgage Trust 2018-CH4			EP Energy LLC / Everest Acquisition Finance Inc
4.50%, 10/25/2048(h),(j)	3,630	3,704	7.75%, 05/15/2026(h)	680	626
Wells Fargo Mortgage Backed Securities 2005-			8.00%, 11/29/2024(h)	1,265	1,012
AR16 Trust			9.38%, 05/01/2024(h)	100	53
4.26%, 03/25/2035(j)	59	58	Extraction Oil & Gas Inc
		$124,348	7.38%, 05/15/2024(h)	950	879
Oil & Gas - 3.07%			Exxon Mobil Corp
Alta Mesa Holdings LP / Alta Mesa Finance			2.22%, 03/01/2021	185	184
Services Corp			Gazprom OAO Via Gaz Capital SA
7.88%, 12/15/2024	200	138	8.63%, 04/28/2034	140	177

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s)	Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Oil & Gas (continued)			Oil & Gas (continued)
Gulfport Energy Corp			Valero Energy Corp
6.38%, 05/15/2025	$1,485	$1,407	4.35%, 06/01/2028	$990	$1,006
Hess Infrastructure Partners LP / Hess			Whiting Petroleum Corp
Infrastructure Partners Finance Corp			5.75%, 03/15/2021	995	995
5.63%, 02/15/2026(h)	735	728	6.25%, 04/01/2023	925	913
Jagged Peak Energy LLC			6.63%, 01/15/2026	290	284
5.88%, 05/01/2026(h)	785	758	YPF SA
Marathon Oil Corp			6.95%, 07/21/2027	280	251
4.40%, 07/15/2027	1,345	1,350	8.50%, 03/23/2021	155	158
5.20%, 06/01/2045	1,550	1,559			$95,498
6.60%, 10/01/2037	4,905	5,589	Oil & Gas Services - 0.39%
Marathon Petroleum Corp			Archrock Partners LP / Archrock Partners Finance
4.75%, 09/15/2044	222	206	Corp
MEG Energy Corp			6.00%, 10/01/2022	985	960
7.00%, 03/31/2024(h)	75	66	Baker Hughes a GE Co LLC / Baker Hughes Co-
Murphy Oil Corp			Obligor Inc
4.45%, 12/01/2022	105	103	2.77%, 12/15/2022	855	836
Nabors Industries Inc			3.34%, 12/15/2027	1,915	1,805
5.00%, 09/15/2020	285	281	4.08%, 12/15/2047	5,555	4,897
5.75%, 02/01/2025	700	609	Calfrac Holdings LP
Newfield Exploration Co			8.50%, 06/15/2026(h)	1,030	772
5.38%, 01/01/2026	5,020	5,158	Halliburton Co
5.63%, 07/01/2024	1,330	1,393	3.80%, 11/15/2025	794	797
Noble Holding International Ltd			Nine Energy Service Inc
7.88%, 02/01/2026(h)	50	46	8.75%, 11/01/2023(h)	80	80
Oasis Petroleum Inc			PHI Inc
6.25%, 05/01/2026(h)	420	399	5.25%, 03/15/2019	365	251
6.88%, 01/15/2023	1,345	1,333	SESI LLC
Pacific Drilling SA			7.13%, 12/15/2021	70	62
8.38%, 10/01/2023(h)	55	55	USA Compression Partners LP / USA
Parsley Energy LLC / Parsley Finance Corp			Compression Finance Corp
5.38%, 01/15/2025(h)	80	79	6.88%, 04/01/2026	670	670
Petrobras Global Finance BV			Weatherford International Ltd
6.00%, 01/27/2028	440	439	4.50%, 04/15/2022	500	318
6.25%, 03/17/2024	1,365	1,436	8.25%, 06/15/2023	535	341
7.38%, 01/17/2027	2,110	2,289	9.88%, 02/15/2024	370	241
Petroleos Mexicanos					$12,030
6.50%, 03/13/2027	1,700	1,631	Other Asset Backed Securities - 1.59%
6.50%, 01/23/2029	40	38	Chase Funding Trust Series 2003-5
QEP Resources Inc			3.11%, 07/25/2033	612	592
5.63%, 03/01/2026	90	86	1.00 x 1 Month USD LIBOR + 0.60%
Range Resources Corp			Chase Funding Trust Series 2004-1
5.00%, 03/15/2023	95	91	2.97%, 12/25/2033	22	22
Rowan Cos Inc			1.00 x 1 Month USD LIBOR + 0.46%
4.88%, 06/01/2022	50	44	Dell Equipment Finance Trust 2017-2
Sanchez Energy Corp			2.81%, 02/24/2020(h)	2,186	2,186
6.13%, 01/15/2023	100	18	1.00 x 1 Month USD LIBOR + 0.30%
7.25%, 02/15/2023(h)	815	687	Dell Equipment Finance Trust 2018-1
Shell International Finance BV			2.81%, 10/22/2020(h)	9,600	9,611
4.00%, 05/10/2046	1,050	1,058	1.00 x 1 Month USD LIBOR + 0.30%
Sinopec Group Overseas Development 2017 Ltd			DLL Securitization Trust 2017-A
2.50%, 09/13/2022(h)	3,850	3,715	1.89%, 07/15/2020(h)	5,022	5,007
Southwestern Energy Co			Ocwen Master Advance Receivables Trust Series
7.75%, 10/01/2027	1,345	1,385	2018-T1
Suncor Energy Inc			3.30%, 08/15/2049(b),(c),(h)	2,700	2,699
4.00%, 11/15/2047	1,045	968	Popular ABS Mortgage Pass-Through Trust
Sunoco LP / Sunoco Finance Corp			2005-1
4.88%, 01/15/2023	1,350	1,330	2.78%, 05/25/2035	104	104
5.50%, 02/15/2026	565	558	1.00 x 1 Month USD LIBOR + 0.27%
5.88%, 03/15/2028	50	49	Verizon Owner Trust 2017-1
Tengizchevroil Finance Co International Ltd			2.06%, 09/20/2021(h)	13,500	13,432
4.00%, 08/15/2026(h)	1,175	1,131	Verizon Owner Trust 2017-2
Transocean Inc			1.92%, 12/20/2021(h)	3,111	3,086
9.00%, 07/15/2023(h)	155	162	Verizon Owner Trust 2017-3
Ultra Resources Inc			2.06%, 04/20/2022(h)	3,000	2,969
6.88%, 04/15/2022(h)	820	328	2.78%, 04/20/2022(h)	9,720	9,720
Unit Corp			1.00 x 1 Month USD LIBOR + 0.27%
6.63%, 05/15/2021	960	907			$49,428

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s)	Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Packaging & Containers - 0.49%			Pharmaceuticals (continued)
ARD Securities Finance SARL			Endo Finance LLC / Endo Finco Inc
8.75%, PIK 8.75%, 01/31/2023(h),(j),(k)	$7	$6	5.38%, 01/15/2023(h)		$100	$82
Ardagh Packaging Finance PLC / Ardagh			Teva Pharmaceutical Finance Netherlands III BV
Holdings USA Inc			3.15%, 10/01/2026		330	274
4.63%, 05/15/2023(h)	200	200	4.10%, 10/01/2046		140	103
6.00%, 02/15/2025(h)	1,325	1,288	Valeant Pharmaceuticals International
7.25%, 05/15/2024(h)	475	491	8.50%, 01/31/2027(h)		400	418
Ball Corp			Wyeth LLC
5.25%, 07/01/2025	100	105	6.00%, 02/15/2036		565	694
Berry Global Inc			Zoetis Inc
5.13%, 07/15/2023	120	120	3.90%, 08/20/2028		3,455	3,446
BWAY Holding Co			4.45%, 08/20/2048		1,030	1,011
5.50%, 04/15/2024(h)	90	88				$40,964
7.25%, 04/15/2025(h)	1,795	1,656	Pipelines - 2.08%
Crown Americas LLC / Crown Americas Capital			Abu Dhabi Crude Oil Pipeline LLC
Corp IV			3.65%, 11/02/2029(h)		1,550	1,515
4.50%, 01/15/2023	75	75	Andeavor Logistics LP / Tesoro Logistics Finance
Crown Americas LLC / Crown Americas Capital			Corp
Corp V			3.50%, 12/01/2022		65	64
4.25%, 09/30/2026	443	421	4.25%, 12/01/2027		1,825	1,775
Crown Americas LLC / Crown Americas Capital			Blue Racer Midstream LLC / Blue Racer Finance
Corp VI			Corp
4.75%, 02/01/2026(i)	305	299	6.13%, 11/15/2022(h)		55	56
Crown Cork & Seal Co Inc			Cheniere Corpus Christi Holdings LLC
7.38%, 12/15/2026	1,615	1,762	5.88%, 03/31/2025		90	95
Flex Acquisition Co Inc			Columbia Pipeline Group Inc
6.88%, 01/15/2025(h)	1,395	1,304	3.30%, 06/01/2020		230	230
Owens-Brockway Glass Container Inc			DCP Midstream Operating LP
5.88%, 08/15/2023(h)	45	47	5.35%, 03/15/2020(h)		5,400	5,481
Packaging Corp of America			Enable Midstream Partners LP
4.50%, 11/01/2023	4,275	4,419	4.40%, 03/15/2027		1,940	1,860
Reynolds Group Issuer Inc / Reynolds			Enbridge Inc
Group Issuer LLC / Reynolds Group Issuer			6.00%, 01/15/2077(l)		2,295	2,192
(Luxembourg) S.A.			3 Month USD LIBOR + 3.89%
5.13%, 07/15/2023(h)	2,295	2,299	Energy Transfer Operating LP
5.75%, 10/15/2020	262	263	4.90%, 03/15/2035		1,420	1,310
6.29%, 07/15/2021(h)	225	226	5.15%, 03/15/2045		1,030	936
3 Month USD LIBOR + 3.50%			5.25%, 04/15/2029		3,100	3,209
		$15,069	6.25%, 04/15/2049		910	969
Pharmaceuticals - 1.32%			Enterprise Products Operating LLC
AbbVie Inc			4.85%, 03/15/2044		100	103
3.38%, 11/14/2021	1,990	2,004	5.38%, 02/15/2078(l)		2,960	2,572
4.25%, 11/14/2028	65	65	3 Month USD LIBOR + 2.57%
4.88%, 11/14/2048	15	14	Genesis Energy LP / Genesis Energy Finance
Allergan Funding SCS			Corp
4.55%, 03/15/2035	10	10	6.75%, 08/01/2022		115	115
Bausch Health Cos Inc			Kinder Morgan Energy Partners LP
5.63%, 12/01/2021(h)	490	491	4.70%, 11/01/2042		2,625	2,450
5.88%, 05/15/2023(h)	100	98	Kinder Morgan Inc/DE
Bayer US Finance II LLC			2.25%, 03/16/2027	EUR	275	319
3.88%, 12/15/2023(h)	2,070	2,067	3.05%, 12/01/2019		$1,575	1,575
4.38%, 12/15/2028(h)	3,255	3,193	5.05%, 02/15/2046		20	20
Cigna Corp			5.63%, 11/15/2023(h)		2,905	3,131
3.40%, 09/17/2021(h)	255	256	MPLX LP
3.75%, 07/15/2023(h)	2,110	2,138	4.00%, 03/15/2028		140	135
4.13%, 11/15/2025(h)	3,725	3,801	4.50%, 07/15/2023		3,995	4,129
4.38%, 10/15/2028(h)	6,130	6,294	4.80%, 02/15/2029		690	705
CVS Health Corp			5.20%, 03/01/2047		50	49
2.75%, 12/01/2022	170	166	NuStar Logistics LP
3.70%, 03/09/2023	1,575	1,589	5.63%, 04/28/2027		1,345	1,305
4.13%, 05/15/2021	130	132	ONEOK Partners LP
4.30%, 03/25/2028	640	649	3.80%, 03/15/2020		4,665	4,683
4.75%, 12/01/2022	3,125	3,256	Plains All American Pipeline LP / PAA Finance
4.78%, 03/25/2038	2,065	2,067	Corp
4.88%, 07/20/2035	1,355	1,363	4.50%, 12/15/2026		1,205	1,194
5.00%, 12/01/2024	4,935	5,211
5.05%, 03/25/2048	70	72

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Pipelines (continued)				REITs (continued)
Sabine Pass Liquefaction LLC				MGM Growth Properties Operating Partnership
4.20%, 03/15/2028		$785	$770	LP / MGP Finance Co-Issuer Inc
5.00%, 03/15/2027		2,975	3,075	5.63%, 05/01/2024		$860	$884
5.75%, 05/15/2024		6,085	6,542	MPT Operating Partnership LP / MPT Finance
Summit Midstream Holdings LLC / Summit				Corp
Midstream Finance Corp				6.38%, 03/01/2024		160	167
5.75%, 04/15/2025		965	905	Prologis Euro Finance LLC
Targa Resources Partners LP / Targa Resources				1.88%, 01/05/2029	EUR	400	463
Partners Finance Corp				RHP Hotel Properties LP / RHP Finance Corp
5.88%, 04/15/2026(h)		810	817	5.00%, 04/15/2021		$90	90
6.50%, 07/15/2027(h)		881	909	SBA Communications Corp
6.88%, 01/15/2029(h)		251	261	4.88%, 09/01/2024		125	125
TransCanada PipeLines Ltd				SBA Tower Trust
3.30%, 07/17/2025	CAD	320	244	2.90%, 10/11/2044(h)		135	135
4.63%, 03/01/2034		$25	26	Trust F/1401
5.00%, 10/16/2043		70	72	5.25%, 01/30/2026		600	595
Transportadora de Gas del Sur SA				Uniti Group LP / Uniti Group Finance Inc / CSL
6.75%, 05/02/2025		170	158	Capital LLC
Western Gas Partners LP				8.25%, 10/15/2023		100	93
5.45%, 04/01/2044		3,475	3,139	VEREIT Operating Partnership LP
Williams Cos Inc/The				4.13%, 06/01/2021		150	151
4.30%, 03/04/2024		1,420	1,455				$27,688
5.75%, 06/24/2044		3,840	4,048	Retail - 0.39%
			$64,598	1011778 BC ULC / New Red Finance Inc
Private Equity - 0.07%				5.00%, 10/15/2025(h)		1,325	1,279
Icahn Enterprises LP / Icahn Enterprises Finance				Claire's Stores Escrow - GCB
Corp				0.00%, 03/15/2019(a),(b),(c)		400	—
6.25%, 02/01/2022		1,095	1,125	Ferrellgas LP / Ferrellgas Finance Corp
6.38%, 12/15/2025		900	919	6.50%, 05/01/2021		100	87
			$2,044	Golden Nugget Inc
Real Estate - 0.03%				6.75%, 10/15/2024(h)		1,580	1,580
Alpha Star Holding III Ltd				Home Depot Inc/The
6.25%, 04/20/2022		200	176	4.50%, 12/06/2048		65	70
China Overseas Grand Oceans Finance IV				5.88%, 12/16/2036		1,590	1,949
Cayman Ltd				IRB Holding Corp
4.88%, 06/01/2021		400	402	6.75%, 02/15/2026(h)		790	739
Chouzhou International Investment Ltd				JC Penney Corp Inc
4.00%, 12/05/2020		410	397	5.88%, 07/01/2023(h)		40	33
Greystar Real Estate Partners LLC				8.63%, 03/15/2025(h)		175	98
5.75%, 12/01/2025(h)		75	75	KFC Holding Co/Pizza Hut Holdings LLC/Taco
			$1,050	Bell of America LLC
Regional Authority - 0.02%				5.25%, 06/01/2026(h)		105	106
Provincia de Buenos Aires/Argentina				L Brands Inc
7.88%, 06/15/2027		700	574	5.25%, 02/01/2028		60	53
REITs - 0.89%				5.63%, 02/15/2022		205	208
Alexandria Real Estate Equities Inc				6.69%, 01/15/2027		126	120
3.45%, 04/30/2025		11,095	10,843	6.88%, 11/01/2035		655	562
4.70%, 07/01/2030		2,695	2,767	McDonald's Corp
Camden Property Trust				1.13%, 05/26/2022	EUR	500	586
4.10%, 10/15/2028		5,135	5,242	2.75%, 12/09/2020		$110	110
CC Holdings GS V LLC / Crown Castle GS III				3.80%, 04/01/2028		165	165
Corp				4.45%, 09/01/2048		945	933
3.85%, 04/15/2023		2,320	2,329	4.88%, 12/09/2045		275	286
Equinix Inc				Walmart Inc
5.38%, 04/01/2023		730	738	3.13%, 06/23/2021		1,075	1,087
5.38%, 05/15/2027		50	50	3.40%, 06/26/2023		165	169
5.88%, 01/15/2026		925	955	3.95%, 06/28/2038		1,755	1,790
ESH Hospitality Inc				4.05%, 06/29/2048		115	118
5.25%, 05/01/2025(h)		55	54				$12,128
GLP Capital LP / GLP Financing II Inc				Savings & Loans - 0.23%
4.38%, 04/15/2021		325	327	Nationwide Building Society
Iron Mountain Inc				1.50%, 03/08/2026(l)	EUR	550	616
4.38%, 06/01/2021(h)		770	768	3 Month Euro Interbank Offered Rate +
5.25%, 03/15/2028(h)		100	93	0.93%
Iron Mountain US Holdings Inc				4.12%, 10/18/2032(h),(l)		$7,168	6,523
5.38%, 06/01/2026(h)		825	785	USD Swap Rate NY 5 Year + 1.85%
iStar Inc
5.00%, 07/01/2019		34	34

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Savings & Loans (continued)				Sovereign (continued)
Nationwide Building Society (continued)				CoBank ACB
6.88%, 12/31/2049(g),(l)	GBP	100	$132	6.25%, 12/31/2049(g),(l)	$1,270	$1,310
GBP Swap SA (VS 6 Month) 5 Year +				3 Month USD LIBOR + 4.66%
4.88%				Colombia Government International Bond
			$7,271	3.88%, 04/25/2027	925	913
Semiconductors - 0.54%				4.50%, 01/28/2026	390	402
NXP BV / NXP Funding LLC				Croatia Government International Bond
3.88%, 09/01/2022(h)		$3,800	3,786	5.50%, 04/04/2023	370	395
4.63%, 06/15/2022(h)		4,795	4,878	6.63%, 07/14/2020	150	157
4.63%, 06/01/2023(h)		3,675	3,744	Ecuador Government International Bond
4.88%, 03/01/2024(h)		130	133	10.75%, 01/31/2029(h)	775	791
Sensata Technologies UK Financing Co PLC				10.75%, 03/28/2022	850	898
6.25%, 02/15/2026(h)		1,160	1,204	Egypt Government International Bond
Texas Instruments Inc				5.58%, 02/21/2023(h)	825	800
4.15%, 05/15/2048		100	103	Export-Import Bank of India
Xilinx Inc				3.88%, 02/01/2028	420	398
2.95%, 06/01/2024		2,830	2,779	Export-Import Bank of Korea
			$16,627	3.65%, 01/25/2022	220	221
Software - 0.69%				3 Month USD LIBOR + 0.88%
CDK Global Inc				Guatemala Government Bond
4.88%, 06/01/2027		40	39	5.75%, 06/06/2022	350	366
Epicor Software Corp				Honduras Government International Bond
10.05%, 06/30/2023(h)		582	565	6.25%, 01/19/2027	200	205
3 Month USD LIBOR + 7.25%				7.50%, 03/15/2024	700	753
First Data Corp				Hungary Government International Bond
5.00%, 01/15/2024(h)		50	51	5.38%, 02/21/2023	666	711
Fiserv Inc				6.38%, 03/29/2021	380	403
3.80%, 10/01/2023		2,210	2,212	Indonesia Government International Bond
4.20%, 10/01/2028		835	835	5.38%, 10/17/2023(h)	3,350	3,580
Genesys Telecommunications Laboratories				6.63%, 02/17/2037	330	393
Inc/Greeneden Lux 3 Sarl				Instituto Costarricense de Electricidad
10.00%, 11/30/2024(h)		45	48	6.95%, 11/10/2021	380	366
Infor US Inc				Kazakhstan Government International Bond
6.50%, 05/15/2022		75	76	5.13%, 07/21/2025	550	592
IQVIA Inc				Mexico Government International Bond
4.88%, 05/15/2023(h)		150	152	4.15%, 03/28/2027	2,565	2,514
Microsoft Corp				4.75%, 03/08/2044	440	415
2.40%, 08/08/2026		3,060	2,918	Morocco Government International Bond
3.70%, 08/08/2046		2,950	2,930	4.25%, 12/11/2022	390	394
4.45%, 11/03/2045		1,060	1,178	Oman Government International Bond
4.50%, 02/06/2057		1,140	1,270	6.75%, 01/17/2048	200	170
MSCI Inc				Panama Government International Bond
5.75%, 08/15/2025(h)		65	67	3.88%, 03/17/2028	200	204
Open Text Corp				Perusahaan Penerbit SBSN Indonesia III
5.88%, 06/01/2026(h)		30	31	4.55%, 03/29/2026	390	395
Oracle Corp				Peruvian Government International Bond
2.50%, 10/15/2022		773	762	5.63%, 11/18/2050	325	396
2.95%, 11/15/2024		2,145	2,125	Philippine Government International Bond
3.13%, 07/10/2025	EUR	350	462	9.50%, 02/02/2030	270	407
3.80%, 11/15/2037		$2,995	2,884	Qatar Government International Bond
4.00%, 11/15/2047		110	106	3.25%, 06/02/2026	2,100	2,056
6.13%, 07/08/2039		1,985	2,461	3.88%, 04/23/2023(h)	1,775	1,808
Rackspace Hosting Inc				Republic of Cameroon International Bond
8.63%, 11/15/2024(h)		100	84	9.50%, 11/19/2025	380	406
Solera LLC / Solera Finance Inc				Republic of Poland Government International
10.50%, 03/01/2024(h)		65	71	Bond
			$21,327	3.25%, 04/06/2026	400	397
Sovereign - 1.39%				Republic of South Africa Government
Angolan Government International Bond				International Bond
8.25%, 05/09/2028		260	268	4.30%, 10/12/2028	875	816
Argentine Republic Government International				Romanian Government International Bond
Bond				4.88%, 01/22/2024	250	259
5.63%, 01/26/2022		3,320	3,013	5.13%, 06/15/2048	160	158
6.88%, 01/26/2027		1,620	1,371	Russian Foreign Bond - Eurobond
Brazilian Government International Bond				4.38%, 03/21/2029	400	391
7.13%, 01/20/2037		235	276	4.75%, 05/27/2026	3,000	3,055

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s)	Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Sovereign (continued)			Telecommunications (continued)
Saudi Government International Bond			AT&T Inc
4.00%, 04/17/2025(h)	$3,275	$3,311	2.85%, 05/25/2024	CAD	325	$239
4.38%, 04/16/2029(h)	900	916	3.15%, 09/04/2036	EUR	700	793
4.63%, 10/04/2047	420	395	4.30%, 02/15/2030		$7,996	7,923
Senegal Government International Bond			4.75%, 05/15/2046		30	28
6.25%, 05/23/2033	200	185	4.90%, 08/15/2037		4,665	4,536
Turkey Government International Bond			5.15%, 03/15/2042		145	142
4.88%, 10/09/2026	1,375	1,246	5.20%, 11/18/2033	GBP	100	154
5.75%, 03/22/2024	3,050	3,001	5.45%, 03/01/2047		$1,290	1,322
Ukraine Government International Bond			6.38%, 03/01/2041		725	816
9.75%, 11/01/2028(h)	575	570	British Telecommunications PLC
Uruguay Government International Bond			4.50%, 12/04/2023		1,425	1,467
5.10%, 06/18/2050	395	406	Cincinnati Bell Inc
Vietnam Government International Bond			7.00%, 07/15/2024(h)		75	64
4.80%, 11/19/2024	390	408	Cisco Systems Inc
		$43,261	5.50%, 01/15/2040		20	24
Student Loan Asset Backed Securities - 1.96%			Citizens Communications Co
Navient Private Education Loan Trust 2015-C			7.13%, 03/15/2019		185	182
4.01%, 01/16/2035(h)	42	42	Colombia Telecomunicaciones SA ESP
1.00 x 1 Month USD LIBOR + 1.50%			8.50%, 12/31/2049(g),(l)		310	321
Navient Private Education Loan Trust 2017-A			USD Swap Semi-Annual 5 Year + 6.96%
2.91%, 12/16/2058(h)	3,854	3,852	CommScope Technologies LLC
1.00 x 1 Month USD LIBOR + 0.40%			6.00%, 06/15/2025(h)		90	85
Navient Private Education Loan Trust 2018-B			Embarq Corp
2.86%, 12/15/2059(h)	5,440	5,433	8.00%, 06/01/2036		750	709
1.00 x 1 Month USD LIBOR + 0.35%			Frontier Communications Corp
Navient Private Education Refi Loan Trust			8.50%, 04/01/2026(h)		1,355	1,229
2018-C			11.00%, 09/15/2025		1,565	1,008
3.01%, 06/16/2042(h)	705	703	Goodman Networks Inc
Navient Student Loan Trust 2017-3			8.00%, 05/11/2022		257	122
2.81%, 07/26/2066(h)	1,802	1,802	GTT Communications Inc
1.00 x 1 Month USD LIBOR + 0.30%			7.88%, 12/31/2024(h)		840	739
3.11%, 07/26/2066(h)	6,750	6,758	HC2 Holdings Inc
1.00 x 1 Month USD LIBOR + 0.60%			11.50%, 12/01/2021(h)		100	95
Navient Student Loan Trust 2017-4			Hughes Satellite Systems Corp
3.01%, 09/27/2066(h)	3,500	3,500	6.63%, 08/01/2026		95	91
1.00 x 1 Month USD LIBOR + 0.50%			Intelsat Jackson Holdings SA
Navient Student Loan Trust 2018-1			5.50%, 08/01/2023		1,080	983
2.70%, 03/25/2067(h)	1,522	1,521	8.00%, 02/15/2024(h)		1,185	1,234
1.00 x 1 Month USD LIBOR + 0.19%			8.50%, 10/15/2024(h)		1,380	1,394
Navient Student Loan Trust 2019-1			Level 3 Financing Inc
2.84%, 12/27/2067(b),(c),(h)	13,000	13,000	5.13%, 05/01/2023		130	129
1.00 x 1 Month USD LIBOR + 0.33%			5.38%, 01/15/2024		25	25
SMB Private Education Loan Trust 2017-B			5.38%, 05/01/2025		90	89
2.78%, 06/17/2024(h)	4,698	4,696	Level 3 Parent LLC
1.00 x 1 Month USD LIBOR + 0.27%			5.75%, 12/01/2022		20	20
SMB Private Education Loan Trust 2018-B			Nokia OYJ
2.83%, 12/16/2024(h)	11,841	11,836	6.63%, 05/15/2039		70	73
1.00 x 1 Month USD LIBOR + 0.32%			Orange SA
Sofi Professional Loan Program 2016-A LLC			5.75%, 12/31/2049(g),(l)	GBP	125	174
4.26%, 08/25/2036(h)	1,543	1,568	GBP Swap SA (VS 6 Month) 5 Year +
1.00 x 1 Month USD LIBOR + 1.75%			3.35%
Sofi Professional Loan Program 2017-B LLC			SES SA
1.83%, 05/25/2040(h)	469	466	4.62%, 12/31/2049(g),(l)	EUR	300	353
SoFi Professional Loan Program 2017-D LLC			EUR Swap Annual (VS 6 Month) 5 Year
1.72%, 09/25/2040(h)	327	325	+ 4.66%
SoFi Professional Loan Program 2017-E LLC			Sprint Capital Corp
3.01%, 11/26/2040(h)	2,341	2,341	6.90%, 05/01/2019		$640	644
1.00 x 1 Month USD LIBOR + 0.50%			8.75%, 03/15/2032		705	774
Sofi Professional Loan Program 2018-A LLC			Sprint Communications Inc
2.86%, 02/25/2042(h)	2,975	2,976	6.00%, 11/15/2022		1,425	1,441
1.00 x 1 Month USD LIBOR + 0.35%			7.00%, 08/15/2020		40	41
		$60,819	Sprint Corp
Telecommunications - 1.55%			7.13%, 06/15/2024		1,645	1,683
America Movil SAB de CV			7.63%, 03/01/2026		425	441
6.38%, 03/01/2035	100	120	7.88%, 09/15/2023		1,730	1,838
Anixter Inc
5.13%, 10/01/2021	220	224

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Telecommunications (continued)				Trucking & Leasing - 0.13%
Telecom Italia Capital SA				Avolon Holdings Funding Ltd
6.38%, 11/15/2033		$285	$259	5.13%, 10/01/2023(h)	$360	$365
7.72%, 06/04/2038		80	80	5.50%, 01/15/2023(h)	1,620	1,651
Telecom Italia Finance SA				DAE Funding LLC
7.75%, 01/24/2033	EUR	150	207	4.50%, 08/01/2022(h)	960	948
Telecom Italia SpA/Milano				5.25%, 11/15/2021(h)	5	5
5.30%, 05/30/2024(h)		$680	646	5.75%, 11/15/2023(h)	680	687
5.88%, 05/19/2023	GBP	100	136	Park Aerospace Holdings Ltd
Telefonica Emisiones SA				5.25%, 08/15/2022(h)	145	147
5.21%, 03/08/2047		$1,765	1,710	5.50%, 02/15/2024(h)	315	320
T-Mobile USA Inc						$4,123
4.00%, 04/15/2022		205	202	TOTAL BONDS		$1,919,952
4.50%, 02/01/2026		395	385	SENIOR FLOATING RATE INTERESTS	Principal
5.13%, 04/15/2025		980	990	- 1.95%	Amount (000's)	Value (000's)
5.38%, 04/15/2027		50	50	Aerospace & Defense - 0.01%
6.00%, 04/15/2024		345	354	TransDigm Inc
6.50%, 01/15/2024		190	197	5.00%, 06/09/2023(n)	$220	$215
6.50%, 01/15/2026		1,515	1,602	US LIBOR + 2.50%
Turkcell Iletisim Hizmetleri AS				Automobile Manufacturers - 0.09%
5.75%, 10/15/2025		200	190	Navistar Financial Corp
VEON Holdings BV				6.25%, 07/30/2025(n)	1,726	1,700
3.95%, 06/16/2021(h)		1,175	1,152	US LIBOR + 3.75%
Verizon Communications Inc				Navistar Inc
4.50%, 08/10/2033		2,255	2,292	6.02%, 11/06/2024(n)	1,160	1,140
5.25%, 03/16/2037		3,030	3,257	US LIBOR + 3.50%
Wind Tre SpA						$2,840
5.00%, 01/20/2026(h)		755	621	Automobile Parts & Equipment - 0.02%
Windstream Services LLC / Windstream Finance				American Axle & Manufacturing Inc
Corp				4.76%, 04/06/2024(n)	539	519
9.00%, 06/30/2025(h)		41	31	US LIBOR + 2.25%
10.50%, 06/30/2024(h)		100	83
			$48,213	Chemicals - 0.12%
				Aruba Investments Inc
Toys, Games & Hobbies - 0.00%				5.75%, 02/02/2022(n)	415	408
Mattel Inc				US LIBOR + 3.25%
6.75%, 12/31/2025(h)		100	95	Consolidated Energy Finance SA
Transportation - 0.49%				5.01%, 05/07/2025(n)	1,114	1,070
Burlington Northern Santa Fe LLC				US LIBOR + 2.50%
4.15%, 12/15/2048		315	321	Emerald Performance Materials LLC
4.38%, 09/01/2042		870	909	10.25%, 08/01/2022(n)	1,635	1,619
Canadian National Railway Co				US LIBOR + 6.75%
4.45%, 01/20/2049		3,335	3,609	Starfruit US Holdco LLC
CSX Corp				5.75%, 10/01/2025(n)	600	586
4.75%, 11/15/2048		1,955	2,034	US LIBOR + 3.25%
Eletson Holdings Inc / Eletson Finance US LLC /						$3,683
Agathonissos Finance LLC				Commercial Services - 0.15%
9.62%, 01/15/2022(j)		1,749	682	Garda World Security Corp
FedEx Corp				6.26%, 05/24/2024(n)	817	801
0.70%, 05/13/2022	EUR	250	287	US LIBOR + 3.50%
Kazakhstan Temir Zholy National Co JSC				Prime Security Services Borrower LLC
4.85%, 11/17/2027(h)		$650	652	5.25%, 05/02/2022(n)	1,128	1,111
Navios Maritime Acquisition Corp / Navios				US LIBOR + 2.75%
Acquisition Finance US Inc				Refinitiv US Holdings Inc
8.13%, 11/15/2021(h)		2,990	2,258	6.25%, 09/18/2025(n)	2,175	2,087
Navios Maritime Holdings Inc / Navios Maritime				US LIBOR + 3.75%
Finance II US Inc				TMS International Corp
7.38%, 01/15/2022(h)		1,235	723	5.40%, 08/14/2024(n)	814	787
11.25%, 08/15/2022(h)		715	497	US LIBOR + 2.75%
Navios South American Logistics Inc / Navios						$4,786
Logistics Finance US Inc
7.25%, 05/01/2022(h)		725	678	Computers - 0.08%
Union Pacific Corp				Dell International LLC
3.20%, 06/08/2021		140	141	4.50%, 09/07/2023(n)	903	890
3.50%, 06/08/2023		2,400	2,430	US LIBOR + 2.00%
4.38%, 11/15/2065		35	31	McAfee LLC
XPO Logistics Inc				13.12%, 09/29/2025(n)	1,445	1,466
6.50%, 06/15/2022(h)		91	93	US LIBOR + 8.50%
			$15,345			$2,356

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s)	Value (000’s)	(continued)	Amount (000’s)	Value (000’s)
Consumer Products - 0.02%			Insurance - 0.13%
Prestige Brands Inc			Asurion LLC
4.50%, 01/26/2024(n)	$516	$509	5.50%, 11/03/2023(n)	$225	$221
US LIBOR + 2.00%			US LIBOR + 3.00%
Diversified Financial Services - 0.11%			9.00%, 08/04/2025(n)	1,080	1,086
Lions Gate Capital Holdings LLC			US LIBOR + 6.50%
4.75%, 03/24/2025(n)	763	750	Genworth Holdings Inc
US LIBOR + 2.25%			7.01%, 03/07/2023(n)	2,096	2,091
Russell Investments US Institutional Holdco Inc			US LIBOR + 4.50%
5.75%, 06/01/2023(n)	2,661	2,621	HUB International Ltd
US LIBOR + 3.25%			5.51%, 04/25/2025(n)	821	790
		$3,371	US LIBOR + 3.00%
Electric - 0.02%					$4,188
Vistra Operations Co LLC			Leisure Products & Services - 0.03%
4.51%, 12/14/2025(n)	635	623	ClubCorp Holdings Inc
US LIBOR + 2.00%			5.55%, 09/18/2024(n)	1,033	985
Electrical Components & Equipment - 0.06%			US LIBOR + 2.75%
Energizer Holdings Inc			Lodging - 0.04%
4.76%, 12/17/2025(n)	1,720	1,707	Caesars Resort Collection LLC
US LIBOR + 2.25%			5.25%, 12/22/2024(n)	540	532
Entertainment - 0.12%			US LIBOR + 2.75%
CCM Merger Inc			Golden Nugget LLC
4.75%, 08/06/2021(n)	785	776	5.25%, 10/04/2023(n)	442	435
US LIBOR + 2.25%			US LIBOR + 2.75%
Eldorado Resorts Inc			Marriott Ownership Resorts Inc
4.81%, 04/17/2024(n)	1,111	1,096	4.75%, 08/29/2025(n)	420	417
US LIBOR + 2.25%			US LIBOR + 2.25%
Stars Group Holdings BV					$1,384
6.30%, 07/10/2025(n)	517	511	Media - 0.02%
US LIBOR + 3.50%			Meredith Corp
WMG Acquisition Corp			5.25%, 01/31/2025(n)	547	543
4.62%, 11/01/2023(n)	1,478	1,449	US LIBOR + 2.75%
US LIBOR + 2.13%			Oil & Gas - 0.08%
		$3,832	California Resources Corp
Environmental Control - 0.01%			7.25%, 12/31/2022(n)	1,110	1,086
Filtration Group Corp			US LIBOR + 4.75%
5.50%, 03/31/2025(n)	263	261	12.87%, 12/31/2021(n)	1,425	1,487
US LIBOR + 3.00%			US LIBOR + 10.37%
Food - 0.05%					$2,573
JBS USA LUX SA			Packaging & Containers - 0.07%
5.26%, 10/30/2022(n)	600	593	Berry Global Inc
US LIBOR + 2.50%			4.52%, 10/01/2022(n)	313	310
Post Holdings Inc			US LIBOR + 2.00%
4.52%, 05/24/2024(n)	871	859	Caraustar Industries Inc
US LIBOR + 2.00%			8.30%, 03/14/2022(n)	1,023	1,022
		$1,452	US LIBOR + 5.50%
Healthcare - Products - 0.05%			CROWN Americas LLC
DJO Finance LLC			4.51%, 04/03/2025(n)	148	147
5.83%, 06/08/2020(n)	838	836	US LIBOR + 2.00%
US LIBOR + 3.25%			Flex Acquisition Co Inc
Kinetic Concepts Inc			5.52%, 12/29/2023(n)	415	402
6.05%, 02/02/2024(n)	680	674	US LIBOR + 3.00%
US LIBOR + 3.25%			Reynolds Group Holdings Inc
		$1,510	5.25%, 02/05/2023(n)	415	408
Healthcare - Services - 0.13%			US LIBOR + 2.75%
Acadia Healthcare Co Inc					$2,289
5.00%, 02/16/2023(n)	550	541	Pharmaceuticals - 0.14%
US LIBOR + 2.50%			Endo International PLC
AHP Health Partners Inc			6.81%, 04/29/2024(n)	215	213
7.00%, 06/16/2025(n)	651	645	US LIBOR + 4.25%
US LIBOR + 4.50%			Valeant Pharmaceuticals International
MPH Acquisition Holdings LLC			4.99%, 11/14/2025(n)	1,511	1,489
4.27%, 06/07/2023(n)	726	702	US LIBOR + 2.75%
US LIBOR + 3.00%			5.35%, 05/19/2025(n)	2,760	2,728
RegionalCare Hospital Partners Holdings Inc			US LIBOR + 3.00%
7.13%, 11/14/2025(n)	2,305	2,247			$4,430
US LIBOR + 4.50%
		$4,135

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000’s)	Value (000’s)	AGENCY OBLIGATIONS (continued)	Amount (000’s)	Value (000’s)
Pipelines - 0.02%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Centurion Pipeline Co LLC			3.50%, 11/01/2046	$4,582	$4,630
6.05%, 09/26/2025(n)	$630	$617	3.50%, 03/01/2048	1,085	1,092
US LIBOR + 3.25%			3.86%, 01/01/2034	42	43
REITs - 0.01%			1.00 x US Treasury Yield Curve Rate T
MGM Growth Properties Operating Partnership			Note Constant Maturity 1 Year + 2.37%
LP			4.00%, 02/01/2043(o)	7,000	7,169
4.41%, 04/25/2025(n)	415	408	4.00%, 04/01/2048	95	98
US LIBOR + 2.00%			4.50%, 04/01/2031	823	863
Retail - 0.18%			4.50%, 04/01/2041	5,320	5,588
Academy Ltd			4.50%, 12/01/2043	4,636	4,847
6.51%, 07/01/2022(n)	1,259	864	4.50%, 09/01/2044	6,114	6,378
US LIBOR + 4.00%			4.50%, 03/01/2046	1,147	1,214
Beacon Roofing Supply Inc			5.00%, 06/01/2031	647	684
4.77%, 01/02/2025(n)	421	409	5.00%, 09/01/2039	1,757	1,880
US LIBOR + 2.25%			5.50%, 08/01/2023	288	295
Claire's Stores Inc			5.50%, 05/01/2033	56	61
0.75%, 10/12/2022(n)	11	11	5.50%, 10/01/2033	44	47
US LIBOR + 7.50%			5.50%, 12/01/2033	624	675
Claire's Stores, Inc			5.50%, 11/01/2036	540	585
9.94%, 09/15/2038(n)	37	55	5.50%, 04/01/2038	176	190
US LIBOR + 7.25%			5.50%, 08/01/2038	402	436
GYP Holdings III Corp			5.50%, 03/01/2040	621	669
5.25%, 06/01/2025(n)	422	404	6.00%, 03/01/2022	7	8
US LIBOR + 2.75%			6.00%, 07/01/2023	129	140
IRB Holding Corp			6.00%, 06/01/2028	2	3
5.76%, 01/17/2025(n)	1,062	1,032	6.00%, 01/01/2029	1	1
US LIBOR + 3.25%			6.00%, 12/01/2031	27	30
JC Penney Corp Inc			6.00%, 12/01/2032	26	28
6.96%, 06/23/2023(n)	460	397	6.00%, 02/01/2033	124	134
US LIBOR + 4.25%			6.00%, 12/01/2033	31	34
KFC Holding Co			6.00%, 10/01/2036	206	226
4.26%, 04/03/2025(n)	520	515	6.00%, 01/01/2038	269	298
US LIBOR + 1.75%			6.00%, 01/01/2038	12	13
Michaels Stores Inc			6.00%, 07/01/2038	1,073	1,189
5.01%, 01/28/2023(n)	421	415	6.50%, 03/01/2029	5	6
US LIBOR + 2.50%			6.50%, 05/01/2029	7	8
PetSmart Inc			6.50%, 04/01/2031	3	3
5.52%, 03/11/2022(n)	1,639	1,370	6.50%, 09/01/2031	2	2
US LIBOR + 3.00%			6.50%, 02/01/2032	2	2
		$5,472	6.50%, 05/01/2032	9	11
Telecommunications - 0.15%			6.50%, 04/01/2035	68	76
Avaya Inc			6.50%, 10/01/2035	53	60
6.76%, 12/16/2024(n)	1,719	1,689	7.00%, 12/01/2029	6	6
US LIBOR + 4.25%			7.00%, 06/01/2030	12	13
Level 3 Parent LLC			7.00%, 12/01/2030	4	4
4.69%, 02/22/2024(n)	270	265	7.00%, 09/01/2031	1	1
US LIBOR + 2.25%			7.50%, 09/01/2030	1	1
Maxar Technologies Ltd			7.50%, 01/01/2031	6	7
5.25%, 10/05/2024(n)	3,192	2,782	7.50%, 03/01/2031	2	2
US LIBOR + 2.75%			7.50%, 02/01/2032	3	3
		$4,736	8.00%, 09/01/2030	46	48
					$66,580
Transportation - 0.01%			Federal National Mortgage Association (FNMA) - 19.61%
Navios Maritime Partners LP
7.78%, 09/14/2020(n)	308	305	2.50%, 04/01/2028	2,378	2,354
US LIBOR + 5.00%			2.50%, 06/01/2028	162	161
			2.50%, 09/01/2029	777	767
Trucking & Leasing - 0.03%			3.00%, 02/01/2027(o)	68,000	68,093
Avolon TLB Borrower 1 US LLC			3.00%, 07/01/2028	4,220	4,234
4.50%, 01/15/2025(n)	963	952	3.00%, 10/01/2029	106	106
US LIBOR + 2.00%			3.00%, 10/01/2030	4,186	4,195
TOTAL SENIOR FLOATING RATE INTERESTS		$60,681	3.00%, 08/01/2034	4,730	4,741
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 10/01/2034	2,489	2,495
AGENCY OBLIGATIONS - 40.25%	Amount (000's) Value (000's)		3.00%, 12/01/2040	181	178
Federal Home Loan Mortgage Corporation (FHLMC) - 2.14%			3.00%, 11/01/2042	562	556
3.00%, 01/01/2043	$2,875	$2,841	3.00%, 04/01/2043	23,026	22,741
3.00%, 02/01/2043	1,209	1,195	3.00%, 04/01/2043	582	575
3.00%, 03/01/2043	498	493	3.00%, 05/01/2043	5,071	5,008
3.00%, 01/01/2047	22,559	22,250	3.00%, 05/01/2043	874	863

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 08/01/2043	$3,775	$3,728	4.50%, 02/01/2043(o)	$57,250	$59,502
3.00%, 03/01/2048	12,611	12,412	4.50%, 06/01/2044	991	1,045
3.50%, 04/01/2030	6,617	6,753	4.50%, 12/01/2044	7,720	8,067
3.50%, 02/01/2033	45	46	4.75%, 04/01/2033	74	77
3.50%, 10/01/2033	2,749	2,804	1.00 x 6 Month USD LIBOR + 2.26%
3.50%, 08/01/2034	1,982	2,021	4.85%, 03/01/2035	1,937	2,058
3.50%, 08/01/2038	4,819	4,891	1.00 x US Treasury Yield Curve Rate T
3.50%, 01/01/2041	250	252	Note Constant Maturity 1 Year + 2.62%
3.50%, 02/01/2043(o)	20,000	20,099	5.00%, 05/01/2040	4,467	4,780
3.50%, 05/01/2043	390	395	5.00%, 02/01/2043(o)	10,000	10,520
3.50%, 07/01/2043	1,695	1,716	5.00%, 07/01/2044	2,627	2,799
3.50%, 09/01/2044	5,798	5,867	5.00%, 11/01/2048	4,912	5,172
3.50%, 11/01/2044	4,421	4,468	5.50%, 06/01/2020	30	30
3.50%, 03/01/2045	7,997	8,097	5.50%, 09/01/2020	199	201
3.50%, 04/01/2045	3,855	3,896	5.50%, 02/01/2023	25	27
3.50%, 08/01/2045	5,959	6,051	5.50%, 06/01/2023	85	90
3.50%, 11/01/2045	12,370	12,531	5.50%, 07/01/2023	2	2
3.50%, 01/01/2046	5,411	5,488	5.50%, 07/01/2033	117	127
3.50%, 10/01/2046	4,778	4,821	5.50%, 09/01/2033	159	174
3.50%, 11/01/2046	13,015	13,165	5.50%, 08/01/2036	1,277	1,391
3.50%, 12/01/2046	8,149	8,218	5.50%, 02/01/2037	43	46
3.50%, 12/01/2046	5,790	5,833	5.50%, 04/01/2038	1,982	2,142
3.50%, 01/01/2047	14,207	14,381	5.50%, 12/01/2038	1,067	1,152
3.50%, 04/01/2047	241	244	5.50%, 05/01/2040	478	511
3.50%, 08/01/2047	15,272	15,441	6.00%, 02/01/2023	9	10
3.50%, 10/01/2047	1,368	1,382	6.00%, 11/01/2035	1,018	1,116
3.50%, 10/01/2047	180	182	6.00%, 02/01/2038	428	463
3.50%, 11/01/2047	6,054	6,113	6.00%, 05/01/2038	86	93
3.50%, 11/01/2047	6,096	6,163	6.00%, 08/01/2038	221	239
3.50%, 12/01/2047	11,314	11,438	6.00%, 08/01/2038	316	341
3.50%, 01/01/2048	4,743	4,791	6.00%, 03/01/2040	2,696	2,955
3.50%, 03/01/2048	8,909	8,995	6.50%, 05/01/2022	6	6
3.50%, 04/01/2048	14,039	14,175	6.50%, 12/01/2031	2	3
3.50%, 04/01/2048	14,608	14,754	6.50%, 02/01/2032	2	2
3.57%, 02/01/2036	16	17	6.50%, 02/01/2032	2	2
1.00 x 12 Month USD LIBOR + 1.61%			6.50%, 04/01/2032	7	7
3.63%, 10/01/2034	49	49	6.50%, 06/01/2032	1	1
1.00 x 6 Month USD LIBOR + 1.13%			6.50%, 08/01/2032	8	8
3.73%, 04/01/2036	103	107	6.50%, 07/01/2037	187	207
1.00 x 12 Month USD LIBOR + 1.58%			6.50%, 07/01/2037	312	339
3.96%, 01/01/2033	46	48	6.50%, 12/01/2037	262	298
1.00 x US Treasury Yield Curve Rate T			6.50%, 02/01/2038	342	386
Note Constant Maturity 1 Year + 2.14%			6.50%, 03/01/2038	138	151
4.00%, 08/01/2020	254	262	6.50%, 09/01/2038	389	441
4.00%, 02/01/2031	310	319	7.00%, 03/01/2032	23	25
4.00%, 03/01/2034	774	804	7.50%, 08/01/2032	6	6
4.00%, 04/01/2034	4,231	4,394			$609,559
4.00%, 05/01/2044	3,996	4,126	Government National Mortgage Association (GNMA) - 6.78%
4.00%, 06/01/2044	6,557	6,758	3.00%, 06/20/2043	3,157	3,160
4.00%, 05/01/2045	17,069	17,536	3.00%, 01/20/2045	1,584	1,579
4.00%, 10/01/2045	5,244	5,395	3.00%, 01/20/2046	6,204	6,181
4.00%, 04/01/2047	6,987	7,194	3.00%, 06/20/2046	870	865
4.00%, 05/01/2047	17,787	18,258	3.00%, 07/20/2046	18,526	18,419
4.00%, 06/01/2047	1,807	1,855	3.00%, 12/20/2046	2,733	2,715
4.00%, 06/01/2047	18,245	18,778	3.00%, 11/20/2048	6,485	6,440
4.00%, 10/01/2047	7,054	7,240	3.50%, 03/15/2042	1,254	1,279
4.00%, 11/01/2047	16,660	17,162	3.50%, 04/15/2042	1,311	1,334
4.00%, 02/01/2048(o)	11,500	11,771	3.50%, 09/20/2044	84	85
4.00%, 04/01/2048	20,425	21,042	3.50%, 09/20/2047	1,697	1,723
4.00%, 04/01/2048	3,029	3,120	3.50%, 11/15/2047	382	387
4.00%, 06/01/2048	48	49	3.50%, 02/01/2048	29,500	29,874
4.00%, 10/01/2048	4,952	5,104	3.50%, 03/20/2048	4,742	4,805
4.25%, 07/01/2033	556	578	3.75%, 07/20/2043	317	323
1.00 x 12 Month USD LIBOR + 1.56%			1.00 x US Treasury Yield Curve Rate T
4.49%, 08/01/2035	105	110	Note Constant Maturity 1 Year + 1.50%
1.00 x 12 Month USD LIBOR + 1.74%			4.00%, 02/01/2042	14,000	14,404
4.50%, 04/01/2024	879	904	4.00%, 02/15/2042	918	950
4.50%, 09/01/2040	845	889	4.00%, 08/15/2045	3,641	3,756

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury Inflation-Indexed Obligations (continued)
4.00%, 06/20/2046	$870	$896	0.13%, 07/15/2026	$799	$765
4.00%, 06/20/2047	6,377	6,578	0.38%, 07/15/2023	466	461
4.00%, 01/20/2048	23,032	23,923	0.38%, 07/15/2025	563	553
4.00%, 10/15/2048	7,708	7,964	0.38%, 01/15/2027	663	642
4.50%, 06/20/2025	2,278	2,373	0.38%, 07/15/2027	735	713
4.50%, 09/15/2039	355	377	0.63%, 01/15/2024	367	366
4.50%, 03/15/2040	2,505	2,630	0.75%, 02/15/2045	444	410
4.50%, 08/15/2040	4,570	4,799	1.00%, 02/15/2046	245	239
4.50%, 02/01/2042	25,000	25,957	1.00%, 02/15/2048	87	85
4.50%, 01/20/2048	5,366	5,575	1.38%, 02/15/2044	335	356
4.50%, 06/20/2048	9,906	10,293	2.13%, 02/15/2041	196	237
5.00%, 11/15/2033	1,765	1,894	3.38%, 04/15/2032	61	80
5.00%, 06/15/2034	33	35	3.88%, 04/15/2029	636	825
5.00%, 10/20/2039	146	156			$10,107
5.00%, 07/20/2040	265	277	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 02/15/2042	1,233	1,324	OBLIGATIONS	$1,251,101
5.00%, 02/01/2048	15,000	15,664	Total Investments	$3,392,113
5.50%, 10/15/2033	617	677	Other Assets and Liabilities - (9.13)%		(283,671)
5.50%, 05/20/2035	67	73	TOTAL NET ASSETS - 100.00%	$3,108,442
5.50%, 02/15/2038	588	632
6.00%, 07/20/2028	25	28
6.00%, 11/20/2028	24	26	(a) Non-income producing security
6.00%, 01/20/2029	28	30	(b)	The value of these investments was determined using significant unobservable
6.00%, 07/20/2029	6	7	inputs.
6.00%, 08/15/2031	18	20	(c)	Fair value of these investments is determined in good faith by the Manager
6.00%, 01/15/2032	3	3	under procedures established and periodically reviewed by the Board of
6.00%, 02/15/2032	25	27	Directors. Certain inputs used in the valuation may be unobservable; however,
6.00%, 02/15/2033	31	33	each security is evaluated individually for purposes of ASC 820 which results
6.00%, 12/15/2033	40	44	in not all securities being identified as Level 3 of the fair value hierarchy.
6.50%, 03/20/2028	5	6	At the end of the period, the fair value of these securities totaled $16,082 or
6.50%, 05/20/2029	5	6	0.52% of net assets.
6.50%, 10/15/2032	15	17	(d)	Affiliated Security. Security is either an affiliate (and registered under the
6.50%, 12/15/2032	52	56	Investment Company Act of 1940) or an affiliate as defined by the Investment
7.00%, 06/15/2031	10	11	Company Act of 1940 (controls 5.0% or more of the outstanding voting
7.00%, 07/15/2031	2	2	shares of the security). Please see affiliated sub-schedule for transactional
7.00%, 06/15/2032	79	88	information.
8.00%, 01/20/2031	4	5	(e) Current yield shown is as of period end.
		$210,785	(f)	Restricted Security. Please see Restricted Security Sub-Schedule for more
U.S. Treasury - 10.75%			information.
1.25%, 10/31/2021	16,900	16,365	(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
1.38%, 03/31/2020	200	197	but they may be called by the issuer at an earlier date. Date shown, if any,
1.50%, 01/31/2022	2,025	1,970	reflects the next call date or final legal maturity date. Rate shown is as of
1.50%, 08/15/2026	1,000	928	period end.
1.63%, 10/31/2023	13,800	13,295	(h)	Security exempt from registration under Rule 144A of the Securities Act of
1.75%, 04/30/2022	125	122	1933. These securities may be resold in transactions exempt from registration,
2.00%, 05/31/2021	4,540	4,492	normally to qualified institutional buyers. At the end of the period, the value of
2.00%, 10/31/2022	35,000	34,453	these securities totaled $550,865 or 17.72% of net assets.
2.50%, 12/31/2020	35,000	35,019	(i) Security purchased on a when-issued basis.
2.50%, 05/15/2024	30,000	30,048	(j)	Certain variable rate securities are not based on a published reference rate
3.00%, 09/30/2025	26,000	26,767	and spread but are determined by the issuer or agent and are based on current
3.00%, 11/15/2044(p)	23,400	23,444	market conditions. These securities do not indicate a reference rate and
3.00%, 05/15/2045	35,045	35,107	spread in their description. Rate shown is the rate in effect as of period end.
3.00%, 11/15/2045	39,000	39,046	(k)	Payment in kind; the issuer has the option of paying additional securities in
3.13%, 05/15/2048	13,750	14,052	lieu of cash.
3.75%, 11/15/2043(q)	4,035	4,573	(l)	Rate shown is as of period end. The rate may be a variable or floating rate or
3.88%, 08/15/2040	44,545	51,375	a fixed rate which may convert to a variable or floating rate in the future.
4.75%, 02/15/2037	2,300	2,945	(m) Security is an Interest Only Strip.
		$334,198	(n)	Rate information disclosed is based on an average weighted rate of the
			underlying tranches as of period end.
U.S. Treasury Bill - 0.64%			(o)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
2.36%, 05/09/2019(r)	20,000	19,872	Notes to Financial Statements for additional information.
U.S. Treasury Inflation-Indexed Obligations - 0.33%			(p)	Security or a portion of the security was pledged to cover margin requirements
0.13%, 04/15/2020	700	690	for swap and/or swaption contracts. At the end of the period, the value of these
0.13%, 04/15/2021	1,063	1,046	securities totaled $2,076 or 0.07% of net assets.
0.13%, 01/15/2022	295	290	(q)	Security or a portion of the security was pledged to cover margin requirements
0.13%, 04/15/2022	580	568	for futures contracts. At the end of the period, the value of these securities
0.13%, 07/15/2022	236	232	totaled $2,369 or 0.08% of net assets.
0.13%, 01/15/2023	756	738	(r) Rate shown is the discount rate of the original purchase.
0.13%, 07/15/2024	833	811

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2019 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		37.72%
Government		13.24%
Financial		11.77%
Asset Backed Securities		10.35%
Consumer, Non-cyclical		7.25%
Energy		5.70%
Investment Companies		4.96%
Communications		4.90%
Consumer, Cyclical		3.65%
Industrial		3.03%
Technology		2.42%
Utilities		2.36%
Basic Materials		1.77%
Diversified		0.01%
Other Assets and Liabilities		(9.13)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		October 31, 2018			Purchases	Sales		January 31, 2019
		Value			Cost	Proceeds		Value
Principal Government Money Market Fund 2.32%		$193,677		$380,592		$420,346	$		153,923
		$193,677		$380,592		$420,346	$		153,923

			Realized Gain/Loss		Realized Gain from			Change in Unrealized
		Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.32%		$727 $	— $	— $					—
		$727 $	— $	— $					—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date			Cost	Value		Percent of Net Assets
Pinnacle Operating Corp - 0.00%		03/09/2017			$450		$148		0.00%
Total							$148		0.00%
Amounts in thousands.

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2019		Long	236		$28,903	$			109
US 10 Year Ultra Note; March 2019		Short	157		20,518				(746)
US 2 Year Note; March 2019		Long	119		25,267				173
US 5 Year Note; March 2019		Long	375		43,072				28
US Long Bond; March 2019		Long	185		27,137				1,381
US Ultra Bond; March 2019		Long	79		12,729				166
Total						$			1,111

Amounts in thousands except contracts.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept			Currency to Deliver		Asset		Liability
Barclays Bank PLC	02/04/2019	$	6,106	GBP		4,690	$	— $	(45)
Barclays Bank PLC	02/04/2019	GBP	4,690			$6,129		22	—
Barclays Bank PLC	02/04/2019	CAD	6,600			$5,000		23	—
Barclays Bank PLC	02/04/2019	$	4,015	CAD		5,300		—	(19)
Barclays Bank PLC	02/04/2019	EUR	5,500			$6,326		—	(31)
Barclays Bank PLC	02/04/2019		$26,109	EUR		22,700		127	—
Barclays Bank PLC	02/04/2019	JPY	155,500			$1,391		37	—
Barclays Bank PLC	02/04/2019	$	1,391	JPY		155,500		—	(37)
Barclays Bank PLC	02/04/2019	$	546	CHF		545		—	(2)
Barclays Bank PLC	02/04/2019	CHF	545			$546		2	—
Barclays Bank PLC	05/10/2019	$	5,544	GBP		4,220		—	(17)
Barclays Bank PLC	05/10/2019	GBP	470			$617		2	—
Barclays Bank PLC	05/10/2019	$	5,011	CAD		6,600		—	(24)
Barclays Bank PLC	05/10/2019	CAD	5,300			$4,024		19	—
Barclays Bank PLC	05/10/2019	$	551	CHF		545		—	(2)
Barclays Bank PLC	05/10/2019	CHF	545			$550		3	—
Goldman Sachs & Co	02/04/2019	$	5,058	CAD		6,600		35	—
Goldman Sachs & Co	02/04/2019	CAD	5,300			$4,062		—	(28)

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

										Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver					Asset		Liability
Goldman Sachs & Co	02/04/2019			$6,282		EUR		5,500	$	— $		(13)
Goldman Sachs & Co	02/04/2019		EUR	22,700 $				25,930		52		—
Goldman Sachs & Co	02/04/2019			$1,419		JPY		155,500		—		(9)
Goldman Sachs & Co	02/04/2019		JPY	155,500 $				1,419		9		—
Goldman Sachs & Co	02/04/2019			$549		CHF		545		1		—
Goldman Sachs & Co	02/04/2019		CHF	545 $				549		—		(1)
Goldman Sachs & Co	05/10/2019		EUR	5,500 $				6,334		12		—
Goldman Sachs & Co	05/10/2019			$26,142		EUR		22,700		—		(49)
Goldman Sachs & Co	05/10/2019			$1,430		JPY		155,500		—		(9)
Goldman Sachs & Co	05/10/2019		JPY	155,500 $				1,430		9		—
Total										$353		$(286)
Amounts in thousands.

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied Credit
	Spread as of		(Pay)/					Upfront		Unrealized
	January 31,		Receive Fixed	Payment			Notional	Payments/		Appreciation/
Reference Entity	2019	(a)	Rate	Frequency	Maturity Date		Amount	(Receipts)		(Depreciation)		Fair Value
CDX.NA.HY.31	N/A		(5.00)%	Quarterly	12/20/2023		$52,293	$(794	)$	(2,327	)$	(3,121)
Total								$(794	)$	(2,327	)$	(3,121)
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
Diversified International Fund
January 31, 2019 (unaudited)

COMMON STOCKS - 95.88%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.77%			Distribution & Wholesale - 3.68%
CAE Inc	1,565,800 $	33,271	Ferguson PLC	1,256,723	$84,154
Safran SA	856,900	112,587	ITOCHU Corp	5,822,300	106,805
Thales SA	458,215	50,674	Mitsubishi Corp	4,307,300	126,239
		$196,532	Sumitomo Corp	5,822,100	90,147
Agriculture - 0.46%					$407,345
Swedish Match AB	1,145,466	51,319	Diversified Financial Services - 1.73%
Apparel - 1.91%			Housing Development Finance Corp Ltd	2,092,219	56,696
Adidas AG	249,043	59,258	ORIX Corp	6,033,990	91,016
Kering SA	10,461	5,246	Shinhan Financial Group Co Ltd	1,142,172	44,177
LVMH Moet Hennessy Louis Vuitton SE	378,733	121,497			$191,889
Moncler SpA	681,167	25,636	Electric - 1.94%
		$211,637	Chubu Electric Power Co Inc	2,350,700	37,208
Automobile Manufacturers - 4.67%			Enel SpA	13,805,987	83,442
Ferrari NV	566,177	70,495	Iberdrola SA	11,339,089	93,723
Honda Motor Co Ltd	2,426,200	72,839			$214,373
Isuzu Motors Ltd	3,044,000	45,280	Electronics - 0.83%
Kia Motors Corp	2,274,862	74,384	Hoya Corp	1,584,604	91,966
Maruti Suzuki India Ltd	673,018	63,026	Engineering & Construction - 2.10%
Suzuki Motor Corp	593,100	30,972	ACS Actividades de Construccion y Servicios SA	2,015,234	83,399
Toyota Motor Corp	2,593,400	159,624	ACS Actividades de Construccion y Servicios	1,827,452	1,003
		$516,620	SA - Rights (a)
Banks - 11.06%			Larsen & Toubro Ltd	2,859,951	52,925
Banco do Brasil SA	3,211,300	45,697	Vinci SA	1,079,296	94,967
Bangkok Bank PCL	4,303,600	30,507			$232,294
Bank Leumi Le-Israel BM	7,113,930	47,033	Entertainment - 0.29%
Credicorp Ltd	339,899	82,521	GVC Holdings PLC	3,658,375	32,237
DBS Group Holdings Ltd	3,427,400	61,085	Food - 4.80%
DNB ASA	4,700,260	83,426	Nestle India Ltd	148,648	24,068
Erste Group Bank AG	2,068,752	72,210	Nestle SA	2,874,409	250,602
HDFC Bank Ltd ADR	469,488	46,113	Seven & i Holdings Co Ltd	1,561,300	67,984
ING Groep NV	3,259,985	38,682	Tesco PLC	30,702,353	89,879
Krung Thai Bank PCL	71,181,700	45,209	Uni-President Enterprises Corp	28,142,000	66,688
Lloyds Banking Group PLC	135,705,741	103,457	X5 Retail Group NV	1,206,772	31,834
Macquarie Group Ltd	1,257,437	106,942			$531,055
Mediobanca Banca di Credito Finanziario SpA	9,298,597	81,035	Food Service - 0.68%
Raiffeisen Bank International AG	1,843,417	48,763	Compass Group PLC	3,508,389	75,074
Swedbank AB	5,437,331	123,517
Toronto-Dominion Bank/The	2,688,800	151,430	Forest Products & Paper - 1.18%
United Overseas Bank Ltd	3,048,100	57,125	Mondi PLC	3,085,403	74,614
		$1,224,752	Suzano Papel e Celulose SA	2,949,400	37,182
			UPM-Kymmene OYJ	652,258	18,943
Beverages - 2.36%					$130,739
Coca-Cola Bottlers Japan Holdings Inc	1,487,700	45,953
Coca-Cola HBC AG (a)	1,474,699	49,563	Healthcare - Products - 1.34%
Diageo PLC	3,074,635	117,348	Carl Zeiss Meditec AG	431,963	39,206
Jiangsu Yanghe Brewery Joint-Stock Co Ltd	3,436,246	48,716	Lonza Group AG (a)	311,040	82,176
		$261,580	Straumann Holding AG	36,907	26,795
Biotechnology - 1.05%					$148,177
CSL Ltd	814,527	115,821	Healthcare - Services - 0.65%
Building Materials - 0.97%			ICON PLC (a)	514,750	72,003
Anhui Conch Cement Co Ltd	6,797,925	33,119	Home Builders - 0.80%
China National Building Material Co Ltd	62,268,000	49,690	Persimmon PLC	1,499,861	46,789
Rockwool International A/S	92,192	24,727	Taylor Wimpey PLC	19,321,867	41,894
		$107,536			$88,683
Chemicals - 0.96%			Home Furnishings - 1.59%
Nitto Denko Corp	691,900	39,137	Howden Joinery Group PLC	8,253,658	54,755
Nutrien Ltd	1,297,400	67,213	Sony Corp	2,423,500	121,434
		$106,350			$176,189
Commercial Services - 1.70%			Insurance - 6.42%
Ashtead Group PLC	1,624,339	41,201	ASR Nederland NV	1,279,811	53,980
Brambles Ltd	4,343,624	33,702	BB Seguridade Participacoes SA	6,369,250	54,251
CCR SA	9,337,800	38,116	Fairfax Financial Holdings Ltd	107,900	51,041
Wirecard AG	453,926	75,269	Hannover Rueck SE	662,555	95,629
		$188,288	Legal & General Group PLC	27,091,196	92,297
			NN Group NV	2,060,006	86,988
Computers - 1.56%			Prudential PLC	5,239,342	102,461
Capgemini SE	310,220	34,259	Swiss Life Holding AG (a)	241,190	99,503
Logitech International SA	2,383,008	86,939	Tokio Marine Holdings Inc	1,534,600	75,143
Obic Co Ltd	544,200	51,573			$711,293
		$172,771

See accompanying notes.

Schedule of Investments
Diversified International Fund
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Internet - 1.47%			Telecommunications - 4.33%
Tencent Holdings Ltd	3,654,832 $	162,693	Deutsche Telekom AG	4,425,226	$71,958
Investment Companies - 1.40%			Nice Ltd ADR(a)	432,688	47,574
EXOR NV	867,676	55,472	Orange SA	3,956,575	61,368
Investor AB	2,274,997	100,058	SK Telecom Co Ltd	305,441	70,712
		$155,530	SoftBank Group Corp	1,199,200	94,454
Iron & Steel - 0.51%			Telefonaktiebolaget LM Ericsson	9,541,215	85,045
POSCO	229,717	56,706	Telenor ASA	2,581,048	48,864
Machinery - Construction & Mining - 0.79%					$479,975
Hitachi Ltd	1,647,000	51,812	Toys, Games & Hobbies - 0.62%
Komatsu Ltd	1,345,800	35,438	Nintendo Co Ltd	226,300	68,634
		$87,250	Transportation - 1.37%
Machinery - Diversified - 0.28%			Canadian National Railway Co	1,816,448	151,584
Valmet OYJ	1,394,263	31,414	TOTAL COMMON STOCKS	$10,617,059
Mining - 1.74%			INVESTMENT COMPANIES - 3.88%	Shares Held Value (000's)
Anglo American PLC	629,519	16,088	Money Market Funds - 3.88%
Glencore PLC (a)	18,090,251	73,561	Principal Government Money Market Fund	429,625,224	429,625
Rio Tinto Ltd	1,628,462	103,546	2.32%(b),(c)
		$193,195	TOTAL INVESTMENT COMPANIES		$429,625
Oil & Gas - 7.18%			PREFERRED STOCKS - 0.50%	Shares Held Value (000's)
BP PLC	24,005,982	163,988	Holding Companies - Diversified - 0.50%
China Petroleum & Chemical Corp	87,722,000	73,353	Itausa - Investimentos Itau SA 0.08%	14,949,589	$55,374
Husky Energy Inc	2,934,500	34,818	TOTAL PREFERRED STOCKS		$55,374
JXTG Holdings Inc	12,530,300	68,442	Total Investments	$11,102,058
LUKOIL PJSC ADR	746,213	59,919	Other Assets and Liabilities - (0.26)%		(28,764)
Neste Oyj	1,072,745	98,285	TOTAL NET ASSETS - 100.00%	$11,073,294
PTT PCL	52,668,000	82,701
Reliance Industries Ltd	7,207,251	124,845	(a) Non-income producing security
Suncor Energy Inc	2,736,400	88,259	(b)	Affiliated Security. Security is either an affiliate (and registered under the
		$794,610	Investment Company Act of 1940) or an affiliate as defined by the Investment
Pharmaceuticals - 4.82%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Novartis AG	1,847,241	161,266	shares of the security). Please see affiliated sub-schedule for transactional
Novo Nordisk A/S	2,124,358	99,560	information.
Roche Holding AG	833,160	221,650	(c) Current yield shown is as of period end.
Teva Pharmaceutical Industries Ltd ADR(a)	2,571,813	51,051
		$533,527
Private Equity - 2.95%
3i Group PLC	10,128,939	113,046
Brookfield Asset Management Inc	4,083,702	175,724
Intermediate Capital Group PLC	2,842,178	37,941
		$326,711
Real Estate - 2.36%
CK Asset Holdings Ltd	6,943,500	58,456
LEG Immobilien AG	388,070	45,587
Vonovia SE	1,851,716	93,065
Wharf Real Estate Investment Co Ltd	9,343,000	63,915
		$261,023
REITs - 0.41%
Dexus	5,413,746	45,330
Retail - 2.74%
Alimentation Couche-Tard Inc	2,617,946	142,219
ANTA Sports Products Ltd	7,186,000	37,173
Pan Pacific International Holdings Corp	611,800	35,577
Wal-Mart de Mexico SAB de CV	33,675,578	88,459
		$303,428
Semiconductors - 3.56%
Samsung Electronics Co Ltd	4,702,384	196,062
Taiwan Semiconductor Manufacturing Co Ltd	26,645,544	197,656
		$393,718
Software - 2.85%
Amadeus IT Group SA	1,205,065	87,630
Capcom Co Ltd	2,035,500	43,815
Dassault Systemes SE	530,947	66,544
Tech Mahindra Ltd	3,916,176	40,407
Ubisoft Entertainment SA (a)	865,523	76,812
		$315,208

See accompanying notes.

Schedule of Investments
Diversified International Fund
January 31, 2019 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		14.93%
United Kingdom		11.48%
Switzerland		10.25%
Canada		8.09%
France		5.63%
Germany		4.33%
Korea, Republic Of		3.99%
United States		3.88%
India		3.70%
China		3.66%
Sweden		3.25%
Australia		2.74%
Spain		2.40%
Taiwan, Province Of China		2.39%
Italy		2.35%
Netherlands		2.13%
Brazil		2.08%
Thailand		1.44%
Finland		1.34%
Israel		1.31%
Norway		1.19%
Denmark		1.12%
Hong Kong		1.11%
Austria		1.09%
Singapore		1.07%
Russian Federation		0.83%
Mexico		0.80%
Peru		0.74%
Ireland		0.65%
Isle of Man		0.29%
Other Assets and Liabilities		(0.26)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2018		Purchases	Sales	January 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%		$269,817	$1,016,164	$856,356	$429,625
		$269,817	$1,016,164	$856,356	$429,625

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$904	$	— $	— $	—
	$904	$	— $	— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Equity Income Fund
January 31, 2019 (unaudited)

COMMON STOCKS - 98.35%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.46%			Miscellaneous Manufacturers - 2.02%
Boeing Co/The	82,640	$31,868	3M Co	211,789	$42,421
Airlines - 1.31%			Parker-Hannifin Corp	598,164	98,584
Delta Air Lines Inc	1,850,565	91,473			$141,005
Apparel - 0.86%			Oil & Gas - 7.60%
VF Corp	714,724	60,158	Chevron Corp	627,666	71,962
Automobile Manufacturers - 1.64%			Cimarex Energy Co	1,086,830	81,882
PACCAR Inc	1,754,059	114,926	Exxon Mobil Corp	813,630	59,623
Automobile Parts & Equipment - 1.56%			Marathon Petroleum Corp	1,858,806	123,164
Magna International Inc	2,066,208	109,323	Occidental Petroleum Corp	1,036,449	69,214
			Royal Dutch Shell PLC - B shares ADR	1,996,862	125,403
Banks - 9.62%					$531,248
Bank of Nova Scotia/The	2,384,382	135,767
JPMorgan Chase & Co	1,826,510	189,044	Pharmaceuticals - 8.20%
PNC Financial Services Group Inc/The	1,335,044	163,770	Johnson & Johnson	506,952	67,465
SunTrust Banks Inc	912,700	54,232	Merck & Co Inc	1,958,384	145,763
US Bancorp	2,539,955	129,944	Novartis AG ADR	1,035,311	90,611
		$672,757	Pfizer Inc	2,851,454	121,044
			Roche Holding AG ADR	4,453,524	148,302
Beverages - 0.97%					$573,185
Coca-Cola Co/The	1,409,336	67,831	Pipelines - 1.96%
Chemicals - 3.20%			Enterprise Products Partners LP	4,958,042	137,189
Air Products & Chemicals Inc	435,375	71,571
Albemarle Corp	497,341	40,150	Private Equity - 2.21%
DowDuPont Inc	1,182,094	63,609	KKR & Co Inc	6,897,806	154,856
PPG Industries Inc	459,024	48,400	REITs - 4.37%
		$223,730	Alexandria Real Estate Equities Inc	314,430	41,413
Computers - 2.89%			Digital Realty Trust Inc	1,115,035	120,803
Accenture PLC - Class A	322,575	49,532	Host Hotels & Resorts Inc	1,509,118	27,255
Apple Inc	918,008	152,793	Simon Property Group Inc	637,919	116,178
		$202,325			$305,649
Diversified Financial Services - 4.09%			Retail - 3.37%
BlackRock Inc	318,932	132,382	Costco Wholesale Corp	547,729	117,559
Discover Financial Services	2,272,472	153,369	Starbucks Corp	1,736,910	118,353
		$285,751			$235,912
Electric - 7.25%			Semiconductors - 3.95%
Eversource Energy	1,426,650	99,024	Applied Materials Inc	1,926,995	75,307
NextEra Energy Inc	499,909	89,474	Maxim Integrated Products Inc	515,335	27,967
Sempra Energy	947,361	110,822	Microchip Technology Inc	1,303,500	104,762
WEC Energy Group Inc	1,363,364	99,566	Taiwan Semiconductor Manufacturing Co Ltd	1,816,000	68,318
Xcel Energy Inc	2,058,262	107,771	ADR
		$506,657			$276,354
Electronics - 1.05%			Software - 2.88%
Honeywell International Inc	513,348	73,732	Fidelity National Information Services Inc	665,536	69,569
			Microsoft Corp	755,358	78,882
Food - 4.13%			SAP SE ADR	513,152	53,070
Hormel Foods Corp	2,009,782	85,054			$201,521
Kraft Heinz Co/The	1,159,584	55,730
Kroger Co/The	3,298,754	93,454	Telecommunications - 3.60%
Tyson Foods Inc	879,450	54,455	BCE Inc	2,799,213	121,766
		$288,693	Verizon Communications Inc	2,366,654	130,308
					$252,074
Healthcare - Products - 5.49%			Toys, Games & Hobbies - 2.24%
Abbott Laboratories	1,787,249	130,434
Becton Dickinson and Co	447,408	111,610	Hasbro Inc	1,728,896	156,569
Medtronic PLC	1,600,691	141,485	Transportation - 1.57%
		$383,529	Union Pacific Corp	688,945	109,590
Healthcare - Services - 0.64%			TOTAL COMMON STOCKS		$6,876,522
HCA Healthcare Inc	319,454	44,541	INVESTMENT COMPANIES - 1.53%	Shares Held Value (000's)
Insurance - 6.61%			Money Market Funds - 1.53%
Allstate Corp/The	1,163,191	102,209	Principal Government Money Market Fund	106,907,658	106,908
Chubb Ltd	1,161,771	154,574	2.32%(a),(b)
			TOTAL INVESTMENT COMPANIES		$106,908
Fidelity National Financial Inc	3,351,019	121,173	Total Investments		$6,983,430
Swiss Re AG ADR	3,500,210	83,970	Other Assets and Liabilities - 0.12%		8,555
		$461,926	TOTAL NET ASSETS - 100.00%		$6,991,985
Machinery - Diversified - 1.18%
Deere & Co	502,222	82,364
Media - 1.43%
Walt Disney Co/The	894,778	99,786

See accompanying notes.

     Schedule of Investments Equity Income Fund January 31, 2019 (unaudited)

(a)	Affiliated Security. Security is either an affiliate (and registered under the		Portfolio Summary (unaudited)
Investment Company Act of 1940) or an affiliate as defined by the Investment			Sector		Percent
Company Act of 1940 (controls 5.0% or more of the outstanding voting			Financial		26.90%
shares of the security). Please see affiliated sub-schedule for transactional			Consumer, Non-cyclical		19.43%
information.			Consumer, Cyclical		10.98%
(b) Current yield shown is as of period end.			Technology		9.72%
			Energy		9.56%
			Utilities		7.25%
			Industrial		6.28%
			Communications		5.03%
			Basic Materials		3.20%
			Investment Companies		1.53%
			Other Assets and Liabilities		0.12%
			TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2018		Purchases	Sales	January 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$97,178		$257,665	$247,935	$106,908
	$97,178		$257,665	$247,935	$106,908

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.32%	$541	$	— $	— $	—
	$541	$	— $	— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments

Finisterre Unconstrained Emerging Markets Bond Fund January 31, 2019 (unaudited)

	Principal				Principal
BONDS - 88.83%	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000’s)		Value (000’s)
Banks - 3.67%				Sovereign (continued)
HSBC Holdings PLC				Ecuador Government International Bond
6.25%, 12/31/2049(a),(b)		$975	$970	7.88%, 01/23/2028		$1,200	$1,064
USD Swap Rate NY 5 Year + 3.45%				Indonesia Treasury Bond
Yapi ve Kredi Bankasi AS				6.13%, 05/15/2028	IDR	8,165,000	506
13.88%, 12/31/2049(a),(b),(c)		400	419	8.38%, 03/15/2024	11,535,000		838
USD Swap Semi-Annual 5 Year + 11.25%				8.38%, 03/15/2034	13,000,000		920
			$1,389	Iraq International Bond
Chemicals - 3.98%				6.75%, 03/09/2023		$900	897
Braskem America Finance Co				Ivory Coast Government International Bond
7.13%, 07/22/2041		200	225	5.75%, 12/31/2032(e)		1,081	996
Braskem Netherlands Finance BV				Kenya Government International Bond
4.50%, 01/10/2028		575	560	7.25%, 02/28/2028		700	683
SASOL Financing USA LLC				Malaysia Government Bond
5.88%, 03/27/2024		700	722	3.73%, 06/15/2028	MYR	6,300	1,497
			$1,507	Nigeria Government International Bond
Commercial Services - 2.64%				6.50%, 11/28/2027		$800	764
Atento Luxco 1 SA				7.14%, 02/23/2030		350	336
6.13%, 08/10/2022		1,025	1,002	Peru Government Bond
Diversified Financial Services - 1.97%				6.15%, 08/12/2032(c)	PEN	2,800	853
Unifin Financiera SAB de CV SOFOM ENR				Peruvian Government International Bond
7.25%, 09/27/2023		775	748	6.35%, 08/12/2028(c)		1,250	396
				6.35%, 08/12/2028		2,175	689
Food - 4.44%				Qatar Government International Bond
JBS Investments GmbH				5.10%, 04/23/2048		$1,150	1,234
6.25%, 02/05/2023		980	985	Republic of South Africa Government Bond
Marfrig Holdings Europe BV				7.00%, 02/28/2031	ZAR	12,000	761
8.00%, 06/08/2023		675	696	Russian Federal Bond - OFZ
			$1,681	7.05%, 01/19/2028	RUB	78,600	1,132
Media - 1.00%				Turkey Government International Bond
Altice Financing SA				7.63%, 04/26/2029		$1,000	1,050
7.50%, 05/15/2026(c)		125	118	Ukraine Government International Bond
7.50%, 05/15/2026		275	261	0.00%, 05/31/2040(d),(e)		1,030	628
			$379				$20,066
Oil & Gas - 6.51%				Supranational Bank - 1.80%
Odebrecht Drilling Norbe VIII/IX Ltd				Banque Ouest Africaine de Developpement
6.35%, 12/01/2021		394	382	5.00%, 07/27/2027(c)		275	269
Odebrecht Offshore Drilling Finance Ltd				5.00%, 07/27/2027		425	415
6.72%, 12/01/2022		65	61				$684
Petrobras Global Finance BV				Telecommunications - 5.32%
4.38%, 05/20/2023		475	474	Bharti Airtel International Netherlands BV
5.75%, 02/01/2029		675	662	5.35%, 05/20/2024		845	849
Tengizchevroil Finance Co International Ltd				C&W Senior Financing DAC
4.00%, 08/15/2026		925	890	7.50%, 10/15/2026(c)		400	397
			$2,469	7.50%, 10/15/2026		200	197
Pipelines - 1.83%				Digicel Ltd
Southern Gas Corridor CJSC				6.75%, 03/01/2023		700	572
6.88%, 03/24/2026		625	694				$2,015
Real Estate - 2.73%				TOTAL BONDS			$33,669
Country Garden Holdings Co Ltd					Principal
5.13%, 01/17/2025		545	486	CONVERTIBLE BONDS - 3.48%	Amount (000's)		Value (000's)
8.00%, 01/27/2024		350	354	Investment Companies - 3.48%
Wanda Properties International Co Ltd				Aabar Investments PJSC
7.25%, 01/29/2024		200	195	0.50%, 03/27/2020	EUR	500	539
			$1,035	1.00%, 03/27/2022		800	779
Sovereign - 52.94%							$1,318
Argentina Treasury Bill				TOTAL CONVERTIBLE BONDS			$1,318
0.00%, 06/28/2019(d)	ARS	29,000	824	U.S. GOVERNMENT & GOVERNMENT	Principal
Argentine Republic Government International				AGENCY OBLIGATIONS - 5.79%	Amount (000's)		Value (000's)
Bond				U.S. Treasury Bill - 5.79%
5.88%, 01/11/2028		$500	398	2.36%, 03/14/2019(f)		$2,200	$2,194
6.63%, 07/06/2028		625	514	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Brazil Notas do Tesouro Nacional Serie F				OBLIGATIONS			$2,194
10.00%, 01/01/2029	BRL	3,900	1,146	Total Investments			$37,181
Costa Rica Government International Bond				Other Assets and Liabilities - 1.90%			720
4.37%, 05/22/2019		$850	844	TOTAL NET ASSETS - 100.00%			$37,901
Croatia Government International Bond
6.63%, 07/14/2020		1,050	1,096

See accompanying notes.

Schedule of Investments

Finisterre Unconstrained Emerging Markets Bond Fund January 31, 2019 (unaudited)

(a)		Perpetual security. Perpetual securities pay an indefinite stream of interest,		Portfolio Summary (unaudited)
but they may be called by the issuer at an earlier date. Date shown, if any,			Country					Percent
reflects the next call date or final legal maturity date. Rate shown is as of			Netherlands					8.55%
period end.			United States					8.29%
(b)		Rate shown is as of period end. The rate may be a variable or floating rate or	Indonesia					5.97%
a fixed rate which may convert to a variable or floating rate in the future.			Peru					5.11%
(c)		Security exempt from registration under Rule 144A of the Securities Act of	Argentina					4.58%
1933. These securities may be resold in transactions exempt from registration,			Malaysia					3.95%
normally to qualified institutional buyers. At the end of the period, the value of			Turkey					3.88%
these securities totaled $2,452 or 6.47% of net assets.			Bermuda					3.86%
(d) Non-income producing security			Luxembourg					3.64%
(e)		Certain variable rate securities are not based on a published reference rate	United Arab Emirates					3.48%
and spread but are determined by the issuer or agent and are based on current			Cayman Islands					3.38%
market conditions. These securities do not indicate a reference rate and			Qatar					3.25%
spread in their description. Rate shown is the rate in effect as of period end.			Brazil					3.02%
(f)	Rate shown is the discount rate of the original purchase.		Russian Federation					2.99%
			Nigeria					2.90%
			Croatia					2.89%
			Ecuador					2.81%
			Cote d'Ivoire					2.63%
			Austria					2.60%
			United Kingdom					2.56%
			Iraq					2.37%
			Costa Rica					2.23%
			South Africa					2.01%
			Mexico					1.97%
			Azerbaijan					1.83%
			Supranational					1.80%
			Kenya					1.80%
			Ukraine					1.66%
			Ireland					1.57%
			Virgin Islands, British					0.52%
			Other Assets and Liabilities					1.90%
			TOTAL NET ASSETS					100.00%

Foreign Currency Contracts

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept		Currency to Deliver			Asset	Liability
Bank of New York Mellon	02/05/2019	BRL	4,209		$1,156	$	— $	(2)
Citigroup Inc	02/28/2019	COP	2,850,000		$912		6	—
Goldman Sachs & Co	02/13/2019	EUR	398		$457		—	(2)
Goldman Sachs & Co	02/13/2019		$103	EUR	90		—	—
HSBC Securities Inc	02/13/2019		$1,636	EUR	1,436		—	(8)
HSBC Securities Inc	02/28/2019	BRL	5,700		$1,542		19	—
HSBC Securities Inc	02/28/2019		$1,150	BRL	4,200		—	—
HSBC Securities Inc	02/28/2019	CLP	750,000		$1,134		10	—
HSBC Securities Inc	02/28/2019	CNH	7,600		$1,131		2	—
HSBC Securities Inc	02/28/2019		$1,120	CNH	7,600		—	(13)
HSBC Securities Inc	02/28/2019	COP	20,000		$6		—	—
HSBC Securities Inc	02/28/2019		$1,102	EUR	965		—	(4)
HSBC Securities Inc	02/28/2019	EUR	965		$1,115		—	(9)
HSBC Securities Inc	02/28/2019		$1,115	HUF	310,000		—	(11)
HSBC Securities Inc	02/28/2019	HUF	310,000		$1,110		16	—
HSBC Securities Inc	02/28/2019		$914	MXN	17,500		2	—
HSBC Securities Inc	02/28/2019	MXN	17,500		$919		—	(7)
HSBC Securities Inc	02/28/2019	ZAR	10,500		$753		37	—
HSBC Securities Inc	02/28/2019		$1,494	ZAR	20,800		—	(71)
HSBC Securities Inc	02/28/2019	KRW	1,680,000		$1,497		15	—
HSBC Securities Inc	02/28/2019		$1,062	TRY	6,000		—	(87)
HSBC Securities Inc	02/28/2019	TRY	6,000		$1,091		58	—
JPMorgan Chase	02/13/2019		$31	EUR	27		—	—
JPMorgan Chase	02/28/2019		$1,099	IDR	15,600,000		—	(18)
Total							$165	$(232)
Amounts in thousands.

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2019 (unaudited)

Credit Default Swaps

Buy Protection
		Implied Credit
		Spread as of	(Pay)/				Upfront		Unrealized
		January 31,	Receive Fixed	Payment		Notional	Payments/		Appreciation/	Fair Value
Counterparty	Reference Entity	2019 (a)	Rate	Frequency	Maturity Date	Amount	(Receipts)		(Depreciation)	Asset ----Liability
Barclays Bank PLC	ITRAXX.ASIA	0.80%	(1.00)%	Quarterly	12/20/2023	$3,275	$(20	)$	(10)$	— $	(30)
Barclays Bank PLC	ITRAXX.ASIA	0.80%	(1.00)%	Quarterly	12/20/2023	200	—		(2)	—	(2)
HSBC Securities Inc	Saudi Government	0.89%	(1.00)%	Quarterly	12/20/2023	275	1		(2)	—	(1)
	International Bond,
	2.38%, 10/26/2021
JPMorgan Chase	Saudi Government	0.89%	(1.00)%	Quarterly	12/20/2023	1,125	1		(7)	—	(6)
	International Bond,
	2.38%, 10/26/2021
Total							$(18	)$	(21)$	— $	(39)
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps

									Value and
									Unrealized
								Upfront	Appreciation/
			Pay/Receive		Payment	Expiration	Notional	Payments/	(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return Financing Rate		Frequency	Date	Amount	(Receipts)	Asset----Liability
HSBC Securities Inc Egypt Treasury Bill,		6,491,741	Receive	3 Month USD	Quarterly	04/19/2019	$350	$ — $	5	$—
	0.00%, 04/16/2019			LIBOR
HSBC Securities Inc Egypt Treasury Bill,		17,000,000	Receive	3 Month USD	Quarterly	04/24/2019	904	—	22	—
	0.00%, 04/23/2019			LIBOR
HSBC Securities Inc Egypt Treasury Bill,		7,000,000	Receive	3 Month USD	Quarterly	04/17/2019	373	—	9	—
	0.00%, 04/16/2019			LIBOR
HSBC Securities Inc Nigeria Treasury Bill,		450,000,000	Receive	3 Month USD	Quarterly	10/04/2019	1,121	—	—	(24)
	0.00%, 10/03/2019			LIBOR + 0.75%
Total							$	— $	36	$(24)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

COMMON STOCKS - 15.62%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.04%			Biotechnology - 0.07%
CAE Inc	46,700	$992	Amgen Inc	14,962	$2,799
Meggitt PLC	116,996	793	Biogen Inc (a)	4,980	1,662
TransDigm Group Inc (a)	2,855	1,116	Loxo Oncology Inc (a)	1,908	448
		$2,901			$4,909
Agriculture - 0.05%			Building Materials - 0.10%
Philip Morris International Inc	51,218	3,929	Anhui Conch Cement Co Ltd	181,000	987
Airlines - 0.02%			Buzzi Unicem SpA	41,978	802
Delta Air Lines Inc	29,300	1,448	China National Building Material Co Ltd	1,370,000	1,093
Apparel - 0.06%			Ibstock PLC (b)	295,843	942
Capri Holdings Ltd (a)	43,262	1,838	Masco Corp	27,273	884
Fila Korea Ltd	21,824	938	Summit Materials Inc (a)	65,251	996
Moncler SpA	32,324	1,217	US Concrete Inc (a)	47,345	1,686
Ralph Lauren Corp	1,967	228	Xinyi Glass Holdings Ltd	130,000	158
		$4,221			$7,548
Automobile Manufacturers - 0.16%			Chemicals - 0.12%
Guangzhou Automobile Group Co Ltd	960,000	1,043	Cabot Corp	17,008	797
Honda Motor Co Ltd	103,600	3,110	Denka Co Ltd	34,700	1,116
Hyundai Motor Co	1,863	217	Eastman Chemical Co	17,834	1,438
Kia Motors Corp	67,349	2,203	LG Chem Ltd	1,560	518
Toyota Motor Corp	95,700	5,890	LyondellBasell Industries NV	20,084	1,747
		$12,463	Nutrien Ltd	42,700	2,212
Automobile Parts & Equipment - 0.06%			Sumitomo Bakelite Co Ltd	28,800	1,074
Dana Inc	46,656	822			$8,902
Denso Corp	14,700	676	Coal - 0.04%
FCC Co Ltd	28,000	712	China Shenhua Energy Co Ltd	188,500	480
Tower International Inc	31,196	907	Foresight Energy LP	695,156	2,294
Weichai Power Co Ltd	1,086,000	1,466			$2,774
		$4,583	Commercial Services - 0.09%
Banks - 0.73%			Ashtead Group PLC	33,153	841
Agricultural Bank of China Ltd	2,719,000	1,287	Brambles Ltd	208,714	1,619
Bank Leumi Le-Israel BM	213,888	1,414	CCR SA	139,700	570
Bank of America Corp	98,464	2,803	Cengage Learning Holdings II Inc (a),(d)	34,465	129
Cathay General Bancorp	23,435	870	H&R Block Inc	75,709	1,786
CIMB Group Holdings Bhd	393,300	541	K12 Inc (a)	27,372	863
Citizens Financial Group Inc	26,788	909	QinetiQ Group PLC	128,636	512
Comerica Inc	11,653	918	Sixt SE	8,130	740
Credicorp Ltd	2,145	521			$7,060
Cullen/Frost Bankers Inc	10,718	1,043	Computers - 0.12%
DNB ASA	104,584	1,856	Appen Ltd	64,835	759
Erste Group Bank AG	50,526	1,764	CyberArk Software Ltd (a)	8,589	754
ICICI Bank Ltd ADR	42,948	439	Infosys Ltd ADR	410,150	4,429
JPMorgan Chase & Co	69,772	7,221	Obic Co Ltd	6,200	588
KeyCorp	184,659	3,041	Perspecta Inc	21,928	440
Lloyds Banking Group PLC	5,369,359	4,093	Western Digital Corp	47,753	2,148
Macquarie Group Ltd	37,142	3,159			$9,118
Malayan Banking Bhd	236,300	551	Distribution & Wholesale - 0.26%
Mediobanca Banca di Credito Finanziario SpA	317,358	2,766	ATD New Holdings Inc (a),(c),(e)	385,347	8,250
OFG Bancorp	49,449	958	Fastenal Co	16,867	1,020
PacWest Bancorp	21,548	832	HD Supply Holdings Inc (a)	35,675	1,496
Paragon Banking Group PLC	147,241	802	KAR Auction Services Inc	30,627	1,593
Postal Savings Bank of China Co Ltd (b)	1,680,000	945	Mitsubishi Corp	112,800	3,306
Regions Financial Corp	233,220	3,538	Sumitomo Corp	288,200	4,462
Resona Holdings Inc	111,800	565			$20,127
TCF Financial Corp	48,765	1,081	Diversified Financial Services - 0.14%
Toronto-Dominion Bank/The	47,900	2,698	Aareal Bank AG	9,082	294
Union Bankshares Corp	27,358	863	Aruhi Corp	44,900	953
United Overseas Bank Ltd	103,200	1,934	Burford Capital Ltd	57,779	1,395
Wells Fargo & Co	45,611	2,231	Hana Financial Group Inc	53,795	1,935
Woori Bank (c)	38,946	518	LPL Financial Holdings Inc	25,921	1,824
Zions Bancorp NA	84,888	4,040	Mebuki Financial Group Inc	201,500	565
		$56,201	ORIX Corp	90,400	1,364
Beverages - 0.07%			Piper Jaffray Cos	15,781	1,089
Coca-Cola Co/The	28,267	1,361	Shinhan Financial Group Co Ltd	35,406	1,369
Coca-Cola HBC AG (a)	45,394	1,526			$10,788
Molson Coors Brewing Co	30,917	2,059	Electric - 1.90%
		$4,946	Ameren Corp	15,601	1,082
			CenterPoint Energy Inc	34,140	1,056
			China Longyuan Power Group Corp Ltd	1,541,000	1,154

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Electric (continued)			Home Builders - 0.04%
Clearway Energy Inc - Class C	1,086,420	$16,394	Persimmon PLC	37,390	$1,166
CMS Energy Corp	158,016	8,239	PulteGroup Inc	37,089	1,032
Dominion Energy Inc	87,250	6,128	Toll Brothers Inc	24,534	906
DTE Energy Co	189,768	22,345			$3,104
Entergy Corp	61,295	5,467	Home Furnishings - 0.02%
Eversource Energy	135,700	9,419	Haier Electronics Group Co Ltd	163,000	468
FirstEnergy Corp	140,026	5,489	LG Electronics Inc	18,195	1,092
Fortis Inc/Canada	635,000	22,646	Targus Group International Inc (a),(c),(d),(e)	75,880	69
Hera SpA	133,627	452			$1,629
Infraestructura Energetica Nova SAB de CV	170,000	667	Insurance - 0.42%
NextEra Energy Inc	66,000	11,813	Allstate Corp/The	35,289	3,101
Portland General Electric Co	51,612	2,494	American Financial Group Inc/OH	41,690	3,977
Public Service Enterprise Group Inc	175,000	9,546	Arthur J Gallagher & Co	11,967	894
Sempra Energy	140,000	16,377	ASR Nederland NV	77,613	3,274
WEC Energy Group Inc	62,500	4,564	Athene Holding Ltd (a)	69,968	3,001
		$145,332	Fidelity National Financial Inc	38,025	1,375
Electrical Components & Equipment - 0.02%			Hanover Insurance Group Inc/The	7,553	861
Delta Electronics Inc	219,000	1,094	Legal & General Group PLC	1,063,087	3,622
Electronics - 0.05%			National General Holdings Corp	46,742	1,129
Honeywell International Inc	19,194	2,757	NN Group NV	47,555	2,008
Mycronic AB	55,108	705	Prudential Financial Inc	31,864	2,936
		$3,462	Swiss Life Holding AG (a)	10,300	4,249
Energy - Alternate Sources - 0.34%			Tokio Marine Holdings Inc	37,000	1,812
NextEra Energy Partners LP	653,185	26,232			$32,239
Engineering & Construction - 0.11%			Internet - 0.02%
ACS Actividades de Construccion y Servicios SA	65,465	2,709	VeriSign Inc (a)	9,467	1,602
ACS Actividades de Construccion y Servicios	65,465	36	Iron & Steel - 0.36%
SA - Rights (a)			Material Sciences Corp - Warrants (a),(c),(d),(e)	1,131,541	5,047
Badger Daylighting Ltd	36,200	963	POSCO	6,723	1,660
China Communications Services Corp Ltd	1,640,000	1,540	Specialty Steel Holdings, Inc. (a),(c),(e)	87	20,603
China Railway Construction Corp Ltd	1,081,000	1,501	Steel Dynamics Inc	10,532	385
Eiffage SA	4,928	462			$27,695
Kyowa Exeo Corp	36,900	907	Leisure Products & Services - 0.03%
Kyudenko Corp	13,300	478	Norwegian Cruise Line Holdings Ltd (a)	33,122	1,703
		$8,596	Planet Fitness Inc (a)	12,655	733
Entertainment - 0.02%					$2,436
GVC Holdings PLC	208,933	1,841	Lodging - 0.15%
Food - 0.07%			City Developments Ltd	258,900	1,772
General Mills Inc	56,909	2,529	Extended Stay America Inc	300,256	5,134
J Sainsbury PLC	424,147	1,589	Hilton Grand Vacations Inc (a)	38,207	1,160
Sonae SGPS SA	425,789	444	Hilton Worldwide Holdings Inc	19,630	1,462
WH Group Ltd (b)	611,500	524	Las Vegas Sands Corp	37,200	2,171
		$5,086			$11,699
Forest Products & Paper - 0.05%			Machinery - Construction & Mining - 0.02%
Interfor Corp (a)	44,032	600	Oshkosh Corp	6,550	492
Mondi PLC	76,936	1,861	United Tractors Tbk PT	602,700	1,111
UPM-Kymmene OYJ	56,638	1,645			$1,603
		$4,106	Machinery - Diversified - 0.06%
Gas - 0.67%			Deutz AG	56,202	400
Atmos Energy Corp	4,555	445	Gates Industrial Corp PLC (a)	60,299	899
NiSource Inc	783,902	21,385	Roper Technologies Inc	1,779	504
South Jersey Industries Inc	679,811	20,245	Sumitomo Heavy Industries Ltd	43,300	1,469
Southwest Gas Holdings Inc	117,578	9,208	Valmet OYJ	66,336	1,495
		$51,283			$4,767
Hand & Machine Tools - 0.01%			Media - 1.03%
Rhi Magnesita NV	10,643	596	Altice USA Inc	1,300,000	25,532
Healthcare - Products - 0.02%			CBS Corp	31,599	1,563
Carl Zeiss Meditec AG	10,982	997	Charter Communications Inc (a)	86,235	28,548
STERIS PLC	3,809	434	Cogeco Communications Inc	279,700	15,946
		$1,431	Comcast Corp - Class A	127,847	4,675
Healthcare - Services - 0.01%			Viacom Inc - B Shares	74,746	2,199
Encompass Health Corp	6,597	441			$78,463
Quest Diagnostics Inc	6,518	569	Mining - 0.40%
		$1,010	Anglo American PLC	100,803	2,576
Holding Companies - Diversified - 0.00%			BHP Group PLC	215,182	4,808
Seven Group Holdings Ltd	25,380	293	Lundin Mining Corp	318,700	1,455
			Northern Star Resources Ltd	125,248	801
			Real Alloy Holding Inc (a),(c),(e)	362	13,697

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Mining (continued)			Real Estate (continued)
Rio Tinto PLC	109,046	$6,033	Leopalace21 Corp	738,600	$3,499
Teck Resources Ltd	48,000	1,169	Mitsubishi Estate Co Ltd	260,900	4,621
		$30,539	Mitsui Fudosan Co Ltd	241,470	5,866
Office & Business Equipment - 0.02%			New World Development Co Ltd	3,038,580	4,792
Konica Minolta Inc	144,800	1,458	Nexity SA	9,823	459
Oil & Gas - 1.36%			Propertylink Group	2,784,180	2,351
Aker BP ASA	28,930	964	Propnex Ltd (a)	779,630	299
Beach Energy Ltd	720,832	948	Shimao Property Holdings Ltd	394,500	1,123
BP PLC	685,773	4,685	Sun Hung Kai Properties Ltd	184,000	3,086
BP PLC ADR	250,000	10,280	Sunac China Holdings Ltd	337,000	1,342
Chaparral Energy Inc - A Shares (a)	308,027	2,369	TAG Immobilien AG	21,193	536
Chevron Corp	144,292	16,543	Times China Holdings Ltd	611,000	800
China Petroleum & Chemical Corp	1,652,000	1,381	TLG Immobilien AG	55,456	1,703
CNOOC Ltd	798,000	1,334	Vonovia SE	8,753	440
ConocoPhillips	59,974	4,060	Wihlborgs Fastigheter AB	65,439	854
DCC PLC	8,862	725			$54,642
EOG Resources Inc	100,000	9,920	REITs - 3.59%
Exxon Mobil Corp	49,364	3,617	AIMS AMP Capital Industrial REIT	512,590	526
Frontera Energy Corp	71,984	645	Alexandria Real Estate Equities Inc	25,667	3,381
Helmerich & Payne Inc	13,988	783	Altarea SCA	4,113	851
Husky Energy Inc	112,300	1,332	American Homes 4 Rent	153,040	3,384
LUKOIL PJSC ADR	22,505	1,807	Americold Realty Trust	37,824	1,109
Marathon Oil Corp	64,458	1,018	Apartment Investment & Management Co	59,616	2,952
Marathon Petroleum Corp	26,557	1,760	Arena REIT	651,741	1,274
Milagro Oil & Gas Inc (a),(c),(d),(e)	1,874	193	AvalonBay Communities Inc	34,940	6,741
Parsley Energy Inc (a)	24,990	464	Blackstone Mortgage Trust Inc	31,942	1,102
Pioneer Natural Resources Co	71,000	10,105	Brandywine Realty Trust	41,303	622
PTT PCL	1,374,600	2,158	Camden Property Trust	4,623	448
Royal Dutch Shell PLC ADR	220,000	13,581	CapitaLand Commercial Trust	833,200	1,166
Royal Dutch Shell PLC - A Shares	70,000	2,170	CapitaLand Retail China Trust	611,720	682
Royal Dutch Shell PLC - B Shares	177,058	5,497	CareTrust REIT Inc	50,192	1,103
TORC Oil & Gas Ltd	136,000	489	Champion REIT	986,090	750
TOTAL SA	60,866	3,337	Charter Hall Group	129,027	773
Valero Energy Corp	21,043	1,848	City Office REIT Inc	341,445	3,947
		$104,013	CoreSite Realty Corp	147,500	14,572
Packaging & Containers - 0.02%			Corporate Office Properties Trust	92,240	2,277
Westrock Co	44,863	1,826	Covivio	21,674	2,215
Pharmaceuticals - 0.31%			Cromwell Property Group	4,376,526	3,377
Hypera SA	52,400	457	Crown Castle International Corp	22,240	2,603
Johnson & Johnson	55,025	7,323	CubeSmart	107,490	3,327
Merck & Co Inc	68,732	5,116	CyrusOne Inc	215,000	11,653
Pfizer Inc	176,536	7,494	Daiwa Office Investment Corp	139	930
Roche Holding AG	9,736	2,590	Dexus	248,645	2,082
Towa Pharmaceutical Co Ltd	14,300	1,005	Dream Global Real Estate Investment Trust	84,000	829
		$23,985	Dream Industrial Real Estate Investment Trust	505,530	4,159
			Duke Realty Corp	33,706	986
Pipelines - 0.69%			EPR Properties	52,444	3,832
Enterprise Products Partners LP	438,300	12,128	Equinix Inc	42,413	16,711
ONEOK Inc	132,341	8,497	Essential Properties Realty Trust Inc	537,506	8,546
Targa Resources Corp	271,533	11,679	Essex Property Trust Inc	12,604	3,418
Williams Cos Inc/The	770,370	20,746	Far East Hospitality Trust	2,120,130	1,048
		$53,050	Frasers Logistics & Industrial Trust	1,005,575	809
Private Equity - 0.03%			Gecina SA	12,231	1,797
Brookfield Asset Management Inc	42,300	1,820	Goodman Group	356,011	3,030
Intermediate Capital Group PLC	53,394	713	HCP Inc	40,884	1,289
		$2,533	Healthcare Trust of America Inc	124,292	3,532
Real Estate - 0.71%			Highwoods Properties Inc	17,535	777
ADO Properties SA (b)	37,000	2,221	Hudson Pacific Properties Inc	46,952	1,525
APAC Realty Ltd	815,620	297	Independence Realty Trust Inc	670,726	7,009
Aroundtown SA	363,004	3,211	Industrial & Infrastructure Fund Investment Corp	740	791
Atrium European Real Estate Ltd (a)	329,755	1,273	Industrial Logistics Properties Trust	243,558	5,234
CA Immobilien Anlagen AG	20,907	748	InfraREIT Inc	374,763	7,907
Castellum AB	105,958	2,009	Inmobiliaria Colonial Socimi SA	165,848	1,697
CK Asset Holdings Ltd	188,500	1,587	InterRent Real Estate Investment Trust	55,902	571
Deutsche Wohnen SE	89,552	4,474	Invincible Investment Corp	3,099	1,349
Echo Investment SA	421,170	388	Invitation Homes Inc	247,436	5,565
Entra ASA (b)	70,294	1,019	Irish Residential Properties REIT PLC	412,445	708
Fabege AB	72,166	1,053	Japan Hotel REIT Investment Corp	5,109	3,919
LEG Immobilien AG	39,081	4,591	Japan Rental Housing Investments Inc	752	591

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Software (continued)
Kenedix Office Investment Corp	172	$1,181	Synopsys Inc (a)	17,004	$1,587
Kenedix Residential Next Investment Corp	226	374	TIS Inc	12,400	558
Kenedix Retail REIT Corp	508	1,210			$8,706
Kilroy Realty Corp	25,626	1,806	Storage & Warehousing - 0.03%
Klepierre SA	68,875	2,360	Safestore Holdings PLC	275,917	2,088
Liberty Property Trust	94,773	4,468	Telecommunications - 0.53%
Link REIT	462,900	5,088	AT&T Inc	67,341	2,024
LondonMetric Property PLC	941,018	2,318	CenturyLink Inc	600,000	9,192
Macerich Co/The	34,672	1,600	China Mobile Ltd	182,000	1,914
Macquarie Mexico Real Estate Management SA	1,503,750	1,637	Cisco Systems Inc	147,673	6,984
de CV (a),(b)			Deutsche Telekom AG	134,865	2,193
Mapletree Logistics Trust	2,360,330	2,405	HKT Trust & HKT Ltd	634,000	935
MCUBS MidCity Investment Corp	6,509	5,497	Motorola Solutions Inc	11,627	1,359
Merlin Properties Socimi SA	309,841	4,157	Service Stream Ltd	1,295,936	1,825
Mitsui Fudosan Logistics Park Inc (a)	340	1,080	Spark New Zealand Ltd	459,685	1,292
New Residential Investment Corp	248,044	4,211	Telstra Corp Ltd	212,689	482
NewRiver REIT PLC	587,369	1,702	TELUS Corp	45,200	1,583
NexPoint Residential Trust Inc	25,249	945	TELUS Corp	140,000	4,904
Park Hotels & Resorts Inc	137,476	4,134	Verizon Communications Inc	105,619	5,815
Pebblebrook Hotel Trust	14,159	454			$40,502
Physicians Realty Trust	242,469	4,391	Transportation - 0.02%
PLA Administradora Industrial S de RL de CV	821,435	1,168	Sankyu Inc	25,800	1,258
Primary Health Properties PLC	325,483	492
Prologis Inc	109,456	7,570	Water - 0.01%
Segro PLC	277,600	2,360	Pennon Group PLC	47,358	474
Sekisui House Reit Inc	1,552	1,088	TOTAL COMMON STOCKS		$1,195,988
Simon Property Group Inc	25,531	4,650	INVESTMENT COMPANIES - 4.58%	Shares Held Value (000's)
SITE Centers Corp	66,436	868	Exchange-Traded Funds - 0.01%
Spirit Realty Capital Inc	108,401	4,305	iShares iBoxx $ Investment Grade Corporate	12,500	1,458
STAG Industrial Inc	57,376	1,582	Bond ETF
STORE Capital Corp	48,717	1,575	Money Market Funds - 4.57%
Sun Communities Inc	33,548	3,687	Principal Government Money Market Fund	349,640,999	349,641
Sunstone Hotel Investors Inc	61,093	874	2.32%(f),(g)
Tanger Factory Outlet Centers Inc	169,878	3,865	TOTAL INVESTMENT COMPANIES		$351,099
Taubman Centers Inc	25,613	1,276	CONVERTIBLE PREFERRED STOCKS
Two Harbors Investment Corp	151,009	2,203	- 0.07%	Shares Held Value (000's)
UNITE Group PLC/The	95,375	1,139	Banks - 0.07%
Uniti Group Inc	768,635	15,303	Wells Fargo & Co 7.50% (h)	3,971	$5,092
VICI Properties Inc (d)	105,746	2,277	TOTAL CONVERTIBLE PREFERRED STOCKS		$5,092
Vicinity Centres	806,864	1,536	PREFERRED STOCKS - 0.81%	Shares Held Value (000's)
Weyerhaeuser Co	96,356	2,528	Banks - 0.29%
WPT Industrial Real Estate Investment Trust	157,641	2,240	AgriBank FCB 6.88%, 01/01/2024 (h)	33,000	3,432
		$275,080	3 Month USD LIBOR + 4.23%
Retail - 0.12%			Banco do Estado do Rio Grande do Sul SA	96,959	625
Advance Auto Parts Inc	4,309	686	0.05%
American Eagle Outfitters Inc	35,470	749	Citigroup Inc 6.88%, 11/15/2023 (h)	78,695	2,046
Best Buy Co Inc	6,406	380	3 Month USD LIBOR + 4.13%
Collins Foods Ltd	184,572	845	Citizens Financial Group Inc 6.35%, 04/06/2024	2,600	66
Darden Restaurants Inc	3,397	357	(h)
Kohl's Corp	3,682	253	3 Month USD LIBOR + 3.64%
Matsumotokiyoshi Holdings Co Ltd	10,000	309	Fifth Third Bancorp 6.63%, 12/31/2023 (h)	100,000	2,685
Ruth's Hospitality Group Inc	15,593	360	3 Month USD LIBOR + 3.71%
Tapestry Inc	8,042	311	Goldman Sachs Group Inc/The 5.50%,	32,200	808
Target Corp	29,074	2,122	05/10/2023 (h)
Tiffany & Co	3,789	336	3 Month USD LIBOR + 3.64%
Tsuruha Holdings Inc	3,500	324	Huntington Bancshares Inc/OH 6.25%,	70,000	1,819
Wal-Mart de Mexico SAB de CV	806,200	2,118	04/15/2021 (h)
		$9,150	KeyCorp 6.13%, 12/15/2026 (h)	40,000	1,086
Semiconductors - 0.12%			3 Month USD LIBOR + 3.89%
Cabot Microelectronics Corp	10,582	1,078	Morgan Stanley 5.85%, 04/15/2027 (h)	60,000	1,523
Intel Corp	53,589	2,525	3 Month USD LIBOR + 3.49%
Microchip Technology Inc	14,133	1,136	PNC Financial Services Group Inc/The 6.13%,	50,000	1,317
Novatek Microelectronics Corp	148,000	778	05/01/2022 (h)
Samsung Electronics Co Ltd	87,542	3,650	3 Month USD LIBOR + 4.07%
		$9,167	Regions Financial Corp 6.38%, 09/15/2024 (h)	4,493	119
Software - 0.11%			3 Month USD LIBOR + 3.54%
Aspect Software Inc (a),(c),(d),(e)	514,301	—	State Street Corp 5.35%, 03/15/2026 (h)	3,704	94
InterXion Holding NV (a)	68,629	4,121	3 Month USD LIBOR + 3.71%
Microsoft Corp	23,364	2,440

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

PREFERRED STOCKS (continued)		Shares Held Value (000’s)			Principal
Banks (continued)				BONDS (continued)	Amount (000’s)		Value (000’s)
State Street Corp 5.90%, 03/15/2024 (h)		65,000	$1,707	Aerospace & Defense (continued)
3 Month USD LIBOR + 3.11%				Leonardo SpA
US Bancorp 6.50%, 01/15/2022 (h)		200	5	4.88%, 03/24/2025	EUR	500	$643
3 Month USD LIBOR + 4.47%				TransDigm Inc
Valley National Bancorp 6.25%, 06/30/2025 (h)		120,000	3,144	6.00%, 07/15/2022		$5,975	6,020
3 Month USD LIBOR + 3.85%				6.25%, 03/15/2026(b),(i)		5,900	5,988
Wells Fargo & Co 5.63%, 06/15/2022 (h)		78,727	1,954	6.38%, 06/15/2026		4,450	4,283
			$22,430	6.50%, 07/15/2024		8,875	8,753
Diversified Financial Services - 0.02%				United Technologies Corp
Charles Schwab Corp/The 6.00%, 12/01/2020 (h)		59,400	1,558	3.10%, 06/01/2022		1,800	1,794
Electric - 0.11%							$28,934
Alabama Power Co 5.00%, 10/01/2022 (h)		75,000	1,870	Agriculture - 0.31%
Dominion Energy Inc 5.25%, 07/30/2076		76,941	1,898	Adecoagro SA
DTE Energy Co 5.25%, 12/01/2077		35,000	865	6.00%, 09/21/2027(b)		9,711	8,497
Entergy Louisiana LLC 4.70%, 06/01/2063		99,900	2,351	Altria Group Inc
Entergy New Orleans LLC 5.00%, 12/01/2052		20,000	483	3.88%, 09/16/2046		3,000	2,327
SCE Trust V 5.45%, 03/15/2026 (h)		1,837	38	Kernel Holding SA
3 Month USD LIBOR + 3.79%				8.75%, 01/31/2022		1,500	1,486
Southern Co/The 5.25%, 12/01/2077		31,100	754	Philip Morris International Inc
			$8,259	6.38%, 05/16/2038		1,500	1,769
Food - 0.01%				Reynolds American Inc
Dairy Farmers of America Inc 7.88%,		10,000	993	4.00%, 06/12/2022		3,800	3,829
12/01/2025 (b)	,(h)			Tereos Finance Groupe I SA
Insurance - 0.09%				4.13%, 06/16/2023	EUR	5,600	5,575
Allstate Corp/The 6.63%, 04/15/2019 (h)		100,000	2,537				$23,483
Arch Capital Group Ltd 5.25%, 09/29/2021 (h)		30,800	695	Airlines - 0.16%
Hartford Financial Services Group Inc/The		100,000	2,857	Gol Finance Inc
7.88%, 04/15/2042				7.00%, 01/31/2025(b)		$13,382	12,395
3 Month USD LIBOR + 5.60%				Apparel - 0.01%
Reinsurance Group of America Inc 6.20%,		20,000	525	Levi Strauss & Co
09/15/2042				3.38%, 03/15/2027	EUR	200	234
3 Month USD LIBOR + 4.37%				PVH Corp
			$6,614	3.13%, 12/15/2027		500	556
REITs - 0.14%							$790
Digital Realty Trust Inc 7.38%, 03/26/2019 (h)		8,320	209	Automobile Manufacturers - 0.09%
Equity Residential 8.29%, 12/10/2026 (h)		20,702	1,263	Daimler AG
Kimco Realty Corp 5.25%, 12/20/2022 (h)		63,000	1,385	1.40%, 01/12/2024		2,000	2,333
Prologis Inc 8.54%, 11/13/2026 (h)		92,034	5,534	Fiat Chrysler Finance Europe SA
PS Business Parks Inc 5.75%, 03/08/2019 (h)		10,000	233	4.75%, 07/15/2022		900	1,131
Public Storage 5.05%, 08/09/2022 (h)		2,000	46	General Motors Financial Co Inc
Public Storage 5.88%, 12/02/2019 (h)		57,851	1,465	5.75%, 12/31/2049(h),(j)		$1,000	857
Public Storage 6.00%, 06/04/2019 (h)		18,393	473	3 Month USD LIBOR + 3.60%
SITE Centers Corp 6.38%, 06/05/2022 (h)		15,702	345	Tesla Inc
			$10,953	5.30%, 08/15/2025(b)		3,250	2,884
Savings & Loans - 0.00%							$7,205
People's United Financial Inc 5.63%, 12/15/2026		1,100	29	Automobile Parts & Equipment - 0.08%
(h)				American Axle & Manufacturing Inc
3 Month USD LIBOR + 4.02%				6.25%, 04/01/2025		2,195	2,135
Sovereign - 0.08%				Cie Generale des Etablissements Michelin SCA
CoBank ACB 6.20%, 01/01/2025 (h)		7,000	700	1.75%, 09/03/2030	EUR	2,500	2,971
3 Month USD LIBOR + 3.74%				LKQ European Holdings BV
CoBank ACB 6.25%, 10/01/2022 (h)		51,000	5,228	3.63%, 04/01/2026		600	675
3 Month USD LIBOR + 4.56%				Weichai International Hong Kong Energy Group
			$5,928	Co Ltd
Telecommunications - 0.07%				3.75%, 12/31/2049(h),(j)		$700	652
Centaur Funding Corp 9.08%, 04/21/2020 (b)		2,071	2,195	US Treasury Yield Curve Rate T Note
Telephone & Data Systems Inc 6.88%,		10,496	254	Constant Maturity 5 Year + 6.08%
11/15/2059							$6,433
Telephone & Data Systems Inc 7.00%,		90,412	2,243	Banks - 4.36%
03/15/2060				Australia & New Zealand Banking Group Ltd/
Verizon Communications Inc 5.90%, 02/15/2054		35,797	933	United Kingdom
			$5,625	6.75%, 12/31/2049(b),(h),(j)		4,000	4,130
TOTAL PREFERRED STOCKS			$62,389	USD Swap Rate NY 5 Year + 5.17%
		Principal		Banco Bilbao Vizcaya Argentaria SA
BONDS - 69.85%		Amount (000's) Value (000's)		3.00%, 10/20/2020		3,500	3,486
Aerospace & Defense - 0.38%
Embraer Netherlands Finance BV
5.05%, 06/15/2025		$1,400	$1,453

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Banks (continued)				Banks (continued)
Banco Mercantil del Norte SA/Grand Cayman				Credit Suisse Group Funding Guernsey Ltd
5.75%, 10/04/2031(b),(j)		$6,705	$6,287	1.25%, 04/14/2022	EUR	1,250	$1,447
US Treasury Yield Curve Rate T Note				Development Bank of Kazakhstan JSC
Constant Maturity 5 Year + 4.45%				8.95%, 05/04/2023(b)	KZT	1,078,750	2,439
Banco Santander SA				DNB Bank ASA
2.75%, 09/12/2023	GBP	1,000	1,311	6.50%, 12/31/2049(h),(j)		$3,000	3,023
Bank of America Corp				USD Swap Semi-Annual 5 Year + 5.08%
4.13%, 01/22/2024		$3,000	3,116	Dresdner Funding Trust I
6.25%, 12/31/2049(h),(j)		5,000	5,265	8.15%, 06/30/2031(b)		1,400	1,694
3 Month USD LIBOR + 3.71%				Fifth Third Bancorp
6.30%, 12/31/2049(h),(j)		14,700	15,827	5.10%, 12/31/2049(h),(j)		15,000	14,081
3 Month USD LIBOR + 4.55%				3 Month USD LIBOR + 3.03%
Bank of China Ltd				8.25%, 03/01/2038		900	1,221
5.00%, 11/13/2024		1,400	1,457	FirstRand Bank Ltd
Bank of Montreal				6.25%, 04/23/2028(j)		550	561
1.61%, 10/28/2021	CAD	4,250	3,160	USD Swap Semi-Annual 5 Year + 3.56%
Bank of New York Mellon Corp/The				Goldman Sachs Group Inc/The
4.95%, 12/31/2049(h),(j)		$4,420	4,470	4.22%, 05/01/2029(j)		1,750	1,758
3 Month USD LIBOR + 3.42%				3 Month USD LIBOR + 1.30%
Barclays PLC				5.38%, 12/31/2049(h),(j)		16,375	16,416
3.65%, 03/16/2025		4,000	3,821	3 Month USD LIBOR + 3.92%
7.88%, 12/31/2049(h),(j)		10,300	10,723	HSBC Capital Funding Dollar 1 LP
USD Swap Semi-Annual 5 Year + 6.77%				10.18%, 12/29/2049(h),(j)		2,800	4,018
BNP Paribas SA				3 Month USD LIBOR + 4.98%
7.37%, 12/31/2049(b),(h),(j)		3,000	3,116	10.18%, 12/29/2049(b),(h),(j)		5,200	7,462
USD Swap Semi-Annual 5 Year + 5.15%				3 Month USD LIBOR + 4.98%
7.63%, 12/31/2049(b),(h),(j)		5,000	5,264	HSBC Holdings PLC
USD Swap Semi-Annual 5 Year + 6.31%				4.38%, 11/23/2026		3,800	3,812
Canadian Imperial Bank of Commerce				6.87%, 12/31/2049(h),(j)		4,000	4,160
3.30%, 05/26/2025	CAD	700	545	USD Swap Rate NY 5 Year + 5.51%
Capital One NA				Huntington Bancshares Inc/OH
2.25%, 09/13/2021		$850	824	5.70%, 12/31/2049(h),(j)		3,000	2,832
CIT Group Inc				3 Month USD LIBOR + 2.88%
5.80%, 12/31/2049(h),(j)		2,285	2,184	ING Groep NV
3 Month USD LIBOR + 3.97%				6.50%, 12/31/2049(h),(j)		5,000	4,879
6.13%, 03/09/2028		295	313	USD Swap Semi-Annual 5 Year + 4.45%
Citibank NA				Itau Unibanco Holding SA/Cayman Island
2.13%, 10/20/2020		1,750	1,726	6.13%, 12/31/2049(b),(h),(j)		3,136	3,050
Citigroup Capital III				US Treasury Yield Curve Rate T Note
7.63%, 12/01/2036		8,600	10,806	Constant Maturity 5 Year + 3.98%
Citigroup Inc				JPMorgan Chase & Co
4.65%, 07/23/2048		2,000	2,079	4.50%, 01/24/2022		3,350	3,490
5.90%, 12/29/2049(h),(j)		3,043	3,073	4.62%, 12/31/2049(h),(j)		1,510	1,392
3 Month USD LIBOR + 4.23%				3 Month USD LIBOR + 2.58%
5.95%, 12/29/2049(h),(j)		900	898	6.75%, 12/31/2049(h),(j)		11,200	12,071
3 Month USD LIBOR + 4.07%				3 Month USD LIBOR + 3.78%
6.13%, 12/31/2049(h),(j)		4,025	4,085	KeyCorp Capital III
3 Month USD LIBOR + 4.48%				7.75%, 07/15/2029		795	972
Citizens Financial Group Inc				Lloyds Bank PLC
5.50%, 12/31/2049(h),(j)		6,750	6,780	12.00%, 12/29/2049(h),(j)		3,000	3,608
3 Month USD LIBOR + 3.96%				3 Month USD LIBOR + 11.76%
6.38%, 12/31/2049(h),(j)		5,013	4,928	12.00%, 12/29/2049(b),(h),(j)		3,000	3,608
3 Month USD LIBOR + 3.16%				3 Month USD LIBOR + 11.76%
Cooperatieve Rabobank UA				Lloyds Banking Group PLC
11.00%, 12/29/2049(b),(h),(j)		3,700	3,816	0.63%, 01/15/2024(j)	EUR	2,100	2,322
3 Month USD LIBOR + 10.87%				EUR Swap Annual (VS 6 Month) 1 Year
Credit Agricole SA				+ 0.47%
7.88%, 12/31/2049(b),(h),(j)		6,000	6,292	2.25%, 10/16/2024	GBP	400	509
USD Swap Semi-Annual 5 Year + 4.90%				M&T Bank Corp
Credit Suisse AG/New York NY				6.45%, 12/31/2049(h),(j)		$535	562
3.63%, 09/09/2024		1,900	1,907	3 Month USD LIBOR + 3.61%
Credit Suisse Group AG				Morgan Stanley
6.25%, 12/31/2049(b),(h),(j)		3,000	2,966	2.63%, 03/09/2027	GBP	1,600	2,084
USD Swap Semi-Annual 5 Year + 3.46%				5.45%, 12/31/2049(h),(j)		$1,593	1,595
7.50%, 12/31/2049(b),(h),(j)		3,300	3,500	3 Month USD LIBOR + 3.61%
USD Swap Semi-Annual 5 Year + 4.60%				5.55%, 12/31/2049(h),(j)		8,385	8,427
7.50%, 12/31/2049(h),(j)		5,000	5,304	3 Month USD LIBOR + 3.81%
USD Swap Semi-Annual 5 Year + 4.60%

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s)		Value (000’s)	BONDS (continued)	Amount (000’s)		Value (000’s)
Banks (continued)				Building Materials (continued)
National Australia Bank Ltd/New York				Standard Industries Inc/NJ
2.50%, 07/12/2026		$2,000	$1,846	4.75%, 01/15/2028(b)		$1,015	$919
Noor Sukuk Co Ltd							$4,721
4.47%, 04/24/2023		700	700	Chemicals - 0.47%
Popular Inc				Alpek SAB de CV
6.13%, 09/14/2023		1,100	1,129	4.50%, 11/20/2022		1,300	1,300
Provident Funding Associates LP / PFG Finance				Alpha 2 BV
Corp				8.75%, PIK 9.50%, 06/01/2023(b),(k),(l)		895	866
6.38%, 06/15/2025(b)		12,110	10,687	Axalta Coating Systems Dutch Holding B BV
QNB Finansbank AS				3.75%, 01/15/2025	EUR	400	458
4.88%, 05/19/2022(b)		6,200	5,953	Braskem America Finance Co
Royal Bank of Scotland Group PLC				7.13%, 07/22/2041(b)		$3,070	3,457
8.00%, 12/31/2049(h),(j)		300	314	Braskem Netherlands Finance BV
USD Swap Semi-Annual 5 Year + 5.72%				4.50%, 01/10/2028(b)		4,620	4,499
8.62%, 12/29/2049(h),(j)		7,000	7,453	CF Industries Inc
USD Swap Semi-Annual 5 Year + 7.60%				5.15%, 03/15/2034		1,640	1,509
Santander UK Group Holdings PLC				Cornerstone Chemical Co
3.82%, 11/03/2028(j)		2,000	1,879	6.75%, 08/15/2024(b)		10,632	10,021
3 Month USD LIBOR + 1.40%				DowDuPont Inc
Standard Chartered PLC				4.21%, 11/15/2023		700	725
7.01%, 07/29/2049(b),(h),(j)		750	773	Israel Chemicals Ltd
3 Month USD LIBOR + 1.46%				6.38%, 05/31/2038(b)		2,945	3,024
7.75%, 12/31/2049(b),(h),(j)		7,000	7,298	Kronos International Inc
USD Swap Semi-Annual 5 Year + 5.72%				3.75%, 09/15/2025	EUR	200	209
State Savings Bank of Ukraine Via SSB #1 PLC				Mexichem SAB de CV
9.62%, 03/20/2025(k)		21,147	20,513	5.88%, 09/17/2044		$500	467
Swedbank AB				NOVA Chemicals Corp
6.00%, 12/31/2049(h),(j)		10,000	9,975	5.25%, 06/01/2027(b)		1,375	1,255
USD Swap Semi-Annual 5 Year + 4.11%				OCI NV
Turkiye Halk Bankasi AS				5.00%, 04/15/2023	EUR	400	480
3.88%, 02/05/2020		500	480	Petkim Petrokimya Holding AS
Turkiye Is Bankasi AS				5.88%, 01/26/2023		$700	661
6.13%, 04/25/2024(b)		4,000	3,565	PSPC Escrow Corp
Turkiye Vakiflar Bankasi TAO				6.00%, 02/01/2023	EUR	850	1,003
5.50%, 10/27/2021		1,200	1,152	SASOL Financing USA LLC
5.75%, 01/30/2023(b)		4,600	4,246	5.88%, 03/27/2024		$700	722
Wells Fargo & Co				6.50%, 09/27/2028		4,500	4,751
5.87%, 12/31/2049(h),(j)		5,100	5,291	Solvay Finance SA
3 Month USD LIBOR + 3.99%				5.87%, 12/31/2049(h),(j)	EUR	400	509
Wells Fargo Bank NA				EUR Swap Annual (VS 6 Month) 5 Year
6.60%, 01/15/2038		1,750	2,214	+ 5.22%
Yapi ve Kredi Bankasi AS							$35,916
5.50%, 12/06/2022		600	534	Coal - 0.46%
Yes Bank Ifsc Banking Unit Branch				Alliance Resource Operating Partners LP /
3.75%, 02/06/2023		700	656	Alliance Resource Finance Corp
			$333,610	7.50%, 05/01/2025(b)		$2,085	2,166
Beverages - 0.13%				Eterna Capital Pte Ltd
Anheuser-Busch InBev SA/NV				7.50%, PIK 6.00%, 12/11/2022(k),(l)		4,195	4,138
1.50%, 04/18/2030	EUR	700	770	8.00%, PIK 8.00%, 12/11/2022(k),(l)		2,399	2,066
Anheuser-Busch InBev Worldwide Inc				Foresight Energy LLC / Foresight Energy Finance
3.50%, 01/12/2024		$2,600	2,609	Corp
Cott Corp				11.50%, 04/01/2023(b)		31,600	27,097
5.50%, 07/01/2024	EUR	3,700	4,447				$35,467
Molson Coors Brewing Co				Commercial Mortgage Backed Securities - 16.97%
2.10%, 07/15/2021		$1,900	1,852	Banc of America Merrill Lynch Commercial
			$9,678	Mortgage Inc
Biotechnology - 0.07%				5.49%, 11/10/2042(k)		2,536	2,511
Celgene Corp				BANK 2017-BNK4
4.63%, 05/15/2044		2,000	1,906	0.82%, 05/15/2050(k),(m)		13,843	828
Gilead Sciences Inc				BANK 2017-BNK5
3.65%, 03/01/2026		3,250	3,258	1.18%, 06/15/2060(b),(k),(m)		36,903	2,991
			$5,164	3.08%, 06/15/2060(b),(k)		18,288	15,033
Building Materials - 0.06%				4.26%, 06/15/2060(b),(k)		8,356	5,627
Cemex SAB de CV				BANK 2017-BNK6
5.70%, 01/11/2025		1,400	1,417	3.10%, 07/15/2060(b)		2,500	2,037
HeidelbergCement AG				BANK 2017-BNK9
2.25%, 03/30/2023	EUR	2,000	2,385	1.42%, 11/15/2054(b),(k),(m)		15,200	1,587
				2.80%, 11/15/2054(b)		10,000	7,835

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s)	Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
BANK 2018-BNK10			Citigroup Commercial Mortgage Trust
1.75%, 02/15/2061(b),(k),(m)	$31,334	$4,043	2016-GC37
BANK 2018-BNK12			1.78%, 04/10/2049(k),(m)	$15,069	$1,455
1.42%, 05/15/2061(b),(k),(m)	18,728	2,069	Citigroup Commercial Mortgage Trust 2018-B2
3.00%, 05/15/2061(b)	6,000	4,856	1.50%, 03/10/2051(b),(k),(m)	13,247	1,432
BANK 2018-BNK13			3.17%, 03/10/2051(b),(k)	2,500	1,953
1.54%, 08/15/2061(b),(k),(m)	41,485	4,680	Citigroup Commercial Mortgage Trust 2018-C6
3.00%, 08/15/2061(b)	7,000	5,601	5.07%, 11/10/2051(b),(k)	10,000	9,653
4.22%, 08/15/2061(k)	8,500	8,942	COMM 2012-CCRE1 Mortgage Trust
4.68%, 08/15/2061(k)	6,000	6,251	2.46%, 05/15/2045(b)	13,993	10,884
BANK 2018-BNK14			5.32%, 05/15/2045(b),(k)	8,889	8,985
1.60%, 09/15/2060(b),(k),(m)	11,466	1,455	COMM 2012-CCRE4 Mortgage Trust
3.00%, 09/15/2060(b)	8,000	6,611	4.57%, 10/15/2045(b),(k)	5,000	2,042
BBCMS Mortgage Trust 2018-C2			COMM 2012-CCRE5 Mortgage Trust
4.97%, 12/15/2051(k)	10,000	10,209	4.32%, 12/10/2045(b),(k)	3,475	3,438
BENCHMARK 2018-B1 Mortgage Trust			4.32%, 12/10/2045(b),(k)	7,500	7,193
1.12%, 01/15/2051(k),(m)	12,667	1,099	Comm 2013-CCRE13 Mortgage Trust
1.37%, 01/15/2051(b),(k),(m)	30,260	3,187	4.90%, 11/10/2046(b),(k)	6,421	6,133
2.75%, 01/15/2051(b)	6,500	5,069	4.90%, 11/10/2046(b),(k)	5,660	4,718
3.67%, 01/15/2051(k)	10,000	10,128	COMM 2013-CCRE6 Mortgage Trust
BENCHMARK 2018-B3 Mortgage Trust			1.06%, 03/10/2046(k),(m)	57,088	1,582
1.50%, 04/10/2051(b),(k),(m)	5,520	605	4.08%, 03/10/2046(b),(k)	13,215	12,594
3.06%, 04/10/2051(b)	3,000	2,549	4.08%, 03/10/2046(b),(k)	10,500	8,894
Benchmark 2018-B5 Mortgage Trust			COMM 2013-CCRE7 Mortgage Trust
0.50%, 07/15/2051(k),(m)	97,427	3,518	4.39%, 03/10/2046(b),(k)	7,500	5,667
3.11%, 07/15/2051(b),(k)	4,500	3,826	COMM 2014-CCRE15 Mortgage Trust
4.21%, 07/15/2051	20,000	21,060	4.21%, 02/10/2047(b),(k)	5,414	4,561
4.57%, 07/15/2051	5,000	5,239	COMM 2014-CCRE17 Mortgage Trust
BENCHMARK 2018-B6 Mortgage Trust			0.33%, 05/10/2047(b),(k),(m)	44,717	645
1.50%, 10/10/2051(b),(k),(m)	37,790	4,460	4.80%, 05/10/2047(b),(k)	12,469	11,940
3.12%, 10/10/2051(b),(k)	3,750	2,949	Comm 2014-UBS2 Mortgage Trust
3.12%, 10/10/2051(b),(k)	10,000	8,445	5.00%, 03/10/2047(b),(k)	13,690	12,307
BENCHMARK 2018-B7 Mortgage Trust			COMM 2014-UBS3 Mortgage Trust
1.86%, 05/15/2053(b),(k)	16,962	2,572	4.81%, 06/10/2047(b),(k)	21,861	20,368
3.00%, 05/15/2053(b),(k)	5,000	4,153	COMM 2014-UBS5 Mortgage Trust
Benchmark 2018-B8 Mortgage Trust			3.50%, 09/10/2047(b)	6,500	5,425
1.88%, 01/15/2052(b),(k),(m)	6,900	1,005	COMM 2015-LC19 Mortgage Trust
3.00%, 01/15/2052(b)	5,000	4,029	4.26%, 02/10/2048(b),(k)	8,000	6,315
4.23%, 01/15/2052	5,000	5,278	4.26%, 02/10/2048(k)	2,500	2,489
4.73%, 01/15/2052	5,000	5,280	COMM 2015-LC23 Mortgage Trust
4.88%, 01/15/2052(k)	7,961	8,187	3.65%, 10/10/2048(b),(k)	6,000	5,574
CD 2006-CD2 Mortgage Trust			COMM 2016-COR1 Mortgage Trust
5.54%, 01/15/2046(k)	2,498	1,895	1.47%, 10/10/2049(k),(m)	45,029	3,499
CD 2017-CD5 Mortgage Trust			4.39%, 10/10/2049(k)	5,000	4,958
3.35%, 08/15/2050(b)	7,000	5,829	COMM 2017-COR2 Mortgage Trust
CD 2018-CD7 Mortgage Trust			1.18%, 09/10/2050(k),(m)	43,266	3,440
1.75%, 08/15/2051(b),(k),(m)	20,444	2,662	COMM 2018-COR3 Mortgage Trust
3.10%, 08/15/2051(b),(k)	10,000	8,238	1.75%, 05/10/2051(b),(k),(m)	15,800	2,049
4.28%, 08/15/2051	20,000	21,092	2.96%, 05/10/2051(b)	8,500	6,758
5.01%, 08/15/2051(k)	5,182	5,282	4.23%, 05/10/2051	10,750	11,258
CFCRE Commercial Mortgage Trust 2016-C6			4.56%, 05/10/2051(k)	4,875	4,882
1.19%, 11/10/2049(k),(m)	44,576	3,125	Credit Suisse Commercial Mortgage Trust Series
4.22%, 11/10/2049(k)	4,000	3,920	2007-C1
CGMS Commercial Mortgage Trust 2017-B1			5.46%, 02/15/2040(k)	22,962	10,771
3.00%, 08/15/2050(b)	7,435	5,774	CSAIL 2018-CX12 Commercial Mortgage Trust
Citigroup Commercial Mortgage Trust 2007-C6			1.50%, 08/15/2051(b),(k),(m)	8,985	1,022
5.62%, 12/10/2049(k)	4,878	3,236	3.27%, 08/15/2051(b),(k)	3,500	3,021
Citigroup Commercial Mortgage Trust 2012-GC8			4.22%, 08/15/2051	5,000	5,238
4.87%, 09/10/2045(b),(k)	1,875	1,637	DBGS 2018-BIOD Mortgage Trust
Citigroup Commercial Mortgage Trust			1.75%, 10/15/2051(b),(k),(m)	9,496	1,257
2013-GC15			2.89%, 10/15/2051(b),(k)	1,750	1,391
4.25%, 09/10/2046(b),(k)	16,492	12,787	2.89%, 10/15/2051(b),(k)	1,750	1,352
5.22%, 09/10/2046(b),(k)	7,700	7,682	4.47%, 10/15/2051	5,500	5,889
Citigroup Commercial Mortgage Trust			DBJPM 17-C6 Mortgage Trust
2015-GC27			1.04%, 06/10/2050(k),(m)	99,463	6,036
4.43%, 02/10/2048(k)	10,000	9,915	3.24%, 06/10/2050(b),(k)	15,000	12,352
Citigroup Commercial Mortgage Trust 2016-C1			DBUBS 2011-LC1 Mortgage Trust
1.91%, 05/10/2049(k),(m)	36,890	3,909	0.31%, 11/10/2046(b),(k),(m)	142,384	834

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s)	Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
DBUBS 2011-LC2 Mortgage Trust			JP Morgan Chase Commercial Mortgage
1.06%, 07/10/2044(b),(k),(m)	$9,555	$184	Securities Trust 2007-CIBC19
Freddie Mac Multifamily Structured Pass			5.92%, 02/12/2049(k)	$27,581	$20,287
Through Certificates			JP Morgan Chase Commercial Mortgage
1.27%, 08/25/2020(k),(m)	23,611	363	Securities Trust 2011-C5
1.44%, 05/25/2040(k),(m)	35,000	431	4.00%, 08/15/2046(b),(k)	6,000	5,618
1.46%, 04/25/2041(k),(m)	86,714	1,557	5.37%, 08/15/2046(b),(k)	4,844	4,829
1.48%, 01/25/2043(k),(m)	79,054	6,142	JP Morgan Chase Commercial Mortgage
1.62%, 11/25/2042(k),(m)	83,688	3,389	Securities Trust 2012-C6
1.65%, 11/25/2040(k),(m)	16,936	933	2.97%, 05/15/2045(b),(k)	7,500	5,597
1.66%, 06/25/2041(k),(m)	20,000	1,235	JP Morgan Chase Commercial Mortgage
1.66%, 10/25/2041(k),(m)	43,000	2,890	Securities Trust 2012-C8
1.66%, 06/25/2042(k),(m)	13,000	43	2.75%, 10/15/2045(b),(k)	8,553	6,815
1.97%, 11/25/2044(k),(m)	16,293	1,589	JP Morgan Chase Commercial Mortgage
2.02%, 02/25/2041(k),(m)	33,968	1,327	Securities Trust 2013-C16
2.04%, 02/25/2045(k),(m)	27,900	2,900	3.74%, 12/15/2046(b),(k)	10,000	8,524
2.09%, 05/25/2025(k),(m)	43,706	4,831	5.03%, 12/15/2046(b),(k)	5,000	4,944
2.11%, 08/25/2042(k),(m)	98,038	10,605	JP Morgan Chase Commercial Mortgage
2.17%, 05/25/2046(k),(m)	75,770	9,094	Securities Trust 2013-LC11
2.19%, 01/25/2026(k),(m)	70,234	8,634	1.27%, 04/15/2046(k),(m)	52,431	2,334
2.20%, 12/25/2039(k),(m)	25,654	1,521	JP Morgan Chase Commercial Mortgage
2.21%, 06/25/2046(k),(m)	17,800	2,914	Securities Trust 2016-JP3
2.23%, 09/25/2046(k),(m)	14,690	2,505	3.40%, 08/15/2049(k)	3,250	3,134
2.25%, 01/25/2041(k),(m)	15,544	648	JPMBB Commercial Mortgage Securities Trust
2.26%, 07/25/2046(k),(m)	17,686	2,952	2013-C12
2.27%, 08/25/2045(k),(m)	37,838	6,368	4.10%, 07/15/2045(k)	7,286	6,767
2.32%, 04/25/2029(m)	17,584	3,145	JPMBB Commercial Mortgage Securities Trust
3.61%, 06/25/2041(k),(m)	4,400	340	2013-C15
4.62%, 11/25/2044(k),(m)	1,800	135	3.50%, 11/15/2045(b)	9,191	7,095
GS Mortgage Securities Corp II			5.20%, 11/15/2045(b),(k)	23,750	23,657
1.41%, 07/10/2051(b),(k),(m)	8,017	924	JPMBB Commercial Mortgage Securities Trust
3.00%, 07/10/2051(b)	2,500	2,106	2014-C18
4.16%, 07/10/2051(k)	5,500	5,757	0.87%, 02/15/2047(k),(m)	48,627	1,738
GS Mortgage Securities Trust 2010-C2			4.82%, 02/15/2047(b),(k)	7,850	7,149
5.18%, 12/10/2043(b),(k)	5,000	5,135	JPMBB Commercial Mortgage Securities Trust
GS Mortgage Securities Trust 2011-GC5			2014-C19
5.39%, 08/10/2044(b),(k)	3,660	3,185	4.66%, 04/15/2047(b),(k)	1,359	1,231
GS Mortgage Securities Trust 2012-GCJ7			4.66%, 04/15/2047(k)	15,096	15,330
5.70%, 05/10/2045(b),(k)	7,429	7,213	JPMBB Commercial Mortgage Securities Trust
GS Mortgage Securities Trust 2012-GCJ9			2014-C21
4.75%, 11/10/2045(b),(k)	5,000	4,969	1.02%, 08/15/2047(k),(m)	41,809	1,837
4.75%, 11/10/2045(b),(k)	8,500	7,770	JPMBB Commercial Mortgage Securities Trust
GS Mortgage Securities Trust 2013-GC16			2014-C23
3.50%, 11/10/2046(b)	2,500	1,860	0.73%, 09/15/2047(k),(m)	240,794	6,521
5.31%, 11/10/2046(b),(k)	3,544	3,689	JPMBB Commercial Mortgage Securities Trust
GS Mortgage Securities Trust 2013-GCJ14			2014-C24
4.75%, 08/10/2046(b),(k)	10,460	10,060	3.89%, 11/15/2047(b),(k)	20,500	17,854
4.75%, 08/10/2046(b),(k)	7,742	6,454	JPMBB Commercial Mortgage Securities Trust
4.75%, 08/10/2046(b),(k)	2,500	2,100	2014-C26
GS Mortgage Securities Trust 2014-GC26			4.42%, 01/15/2048(k)	5,000	5,020
1.20%, 11/10/2047(b),(k),(m)	29,811	1,822	JPMBB Commercial Mortgage Securities Trust
4.51%, 11/10/2047(b),(k)	2,570	2,236	2015-C28
GS Mortgage Securities Trust 2017-GS7			0.50%, 10/15/2048(b),(k),(m)	54,005	1,382
1.14%, 08/10/2050(k),(m)	28,989	2,091	1.12%, 10/15/2048(k),(m)	58,857	2,526
GS Mortgage Securities Trust 2018-GS9			JPMBB Commercial Mortgage Securities Trust
1.36%, 03/10/2051(b),(k),(m)	8,353	847	2015-C29
3.99%, 03/10/2051(k)	7,500	7,751	3.67%, 05/15/2048(k)	5,270	4,232
JP Morgan Chase Commercial Mortgage			JPMBB Commercial Mortgage Securities Trust
Securities Trust 2005-CIBC12			2015-C30
4.99%, 09/12/2037(k)	18	19	0.57%, 07/15/2048(k),(m)	77,125	2,133
JP Morgan Chase Commercial Mortgage			JPMBB Commercial Mortgage Securities Trust
Securities Trust 2006-CIBC17			2015-C31
5.49%, 12/12/2043(k)	10,380	8,520	0.50%, 08/15/2048(b),(k),(m)	42,377	1,130
JP Morgan Chase Commercial Mortgage			JPMCC Commercial Mortgage Securities Trust
Securities Trust 2006-LDP9			2017-JP5
5.34%, 05/15/2047	1,000	922	1.10%, 03/15/2050(k),(m)	98,554	5,868

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust			UBS Commercial Mortgage Trust 2018-C15
2017-JP6			4.92%, 12/15/2051(k)	$10,000	$10,499
1.32%, 07/15/2050(k),(m)	$23,770	$1,502	UBS-Barclays Commercial Mortgage Trust
JPMCC Commercial Mortgage Securities Trust			2012-C2
2017-JP7			1.32%, 05/10/2063(b),(k),(m)	26,215	963
4.05%, 09/15/2050	2,500	2,512	UBS-Barclays Commercial Mortgage Trust
4.41%, 09/15/2050(b),(k)	14,484	13,770	2012-C3
LB Commercial Mortgage Trust 2007-C3			5.00%, 08/10/2049(b),(k)	20,994	18,001
6.09%, 07/15/2044(k)	829	838	5.03%, 08/10/2049(b),(k)	25,827	25,279
6.09%, 07/15/2044(k)	12,738	11,394	UBS-Barclays Commercial Mortgage Trust
LB-UBS Commercial Mortgage Trust 2006-C7			2012-C4
5.41%, 11/15/2038	12,114	9,204	4.48%, 12/10/2045(b),(k)	12,000	11,327
LB-UBS Commercial Mortgage Trust 2007-C6			4.48%, 12/10/2045(b),(k)	17,981	14,695
6.31%, 07/15/2040(k)	13,250	13,345	UBS-Barclays Commercial Mortgage Trust
6.31%, 07/15/2040(k)	8,841	8,313	2013-C5
ML-CFC Commercial Mortgage Trust 2007-5			4.08%, 03/10/2046(b),(k)	9,150	8,423
5.45%, 08/12/2048(k)	4,528	3,263	4.08%, 03/10/2046(b),(k)	5,759	4,963
Morgan Stanley Bank of America Merrill Lynch			Wachovia Bank Commercial Mortgage Trust
Trust 2012-C5			Series 2006-C26
4.69%, 08/15/2045(b),(k)	6,787	6,787	6.38%, 06/15/2045(k)	202	201
Morgan Stanley Bank of America Merrill Lynch			Wells Fargo Commercial Mortgage Trust 2010-C1
Trust 2013-C8			0.57%, 11/15/2043(b),(k),(m)	13,501	130
4.06%, 12/15/2048(b),(k)	18,500	17,119	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill Lynch			2014-LC18
Trust 2014-C14			1.09%, 12/15/2047(k),(m)	80,148	3,736
4.88%, 02/15/2047(k)	6,750	6,967	3.96%, 12/15/2047(b),(k)	13,500	12,111
4.88%, 02/15/2047(b),(k)	10,331	9,393	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill Lynch			2015-C28
Trust 2014-C15			4.13%, 05/15/2048(k)	10,000	8,825
4.91%, 04/15/2047(b),(k)	4,000	3,686	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill Lynch			2015-C31
Trust 2014-C16			3.85%, 11/15/2048	5,136	4,472
4.25%, 06/15/2047(b),(k)	17,104	12,392	Wells Fargo Commercial Mortgage Trust
4.75%, 06/15/2047(b),(k)	10,598	8,351	2015-NXS1
Morgan Stanley Bank of America Merrill Lynch			2.88%, 05/15/2048(b),(k)	7,116	5,048
Trust 2014-C18			4.10%, 05/15/2048(k)	3,580	3,348
4.49%, 10/15/2047(k)	4,408	4,397	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill Lynch			2015-NXS3
Trust 2015-C20			1.15%, 09/15/2057(k),(m)	26,295	1,179
1.34%, 02/15/2048(k),(m)	50,587	2,878	3.15%, 09/15/2057(b)	5,000	4,013
1.39%, 02/15/2048(b),(k),(m)	41,500	2,982	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill Lynch			2016-C34
Trust 2015-C21			2.16%, 06/15/2049(k),(m)	35,536	3,690
0.93%, 03/15/2048(k),(m)	33,126	1,416	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill Lynch			2016-C35
Trust 2015-C26			1.98%, 07/15/2048(k),(m)	38,888	4,252
3.06%, 10/15/2048(b)	2,185	1,846	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill Lynch			2016-C36
Trust 2016-C29			4.19%, 11/15/2059(k)	4,000	3,779
1.62%, 05/15/2049(k),(m)	42,333	3,571	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill Lynch			2016-C37
Trust 2016-C31			4.32%, 12/15/2049(k)	1,800	1,825
1.32%, 11/15/2049(b),(k),(m)	21,213	1,841	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Capital I Trust 2011-C3			2016-NXS5
0.78%, 07/15/2049(b),(k),(m)	22,885	294	4.88%, 01/15/2059(k)	4,254	4,080
Morgan Stanley Capital I Trust 2018-H3			Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/2051(b),(k),(m)	7,682	1,041	2017-C38
Morgan Stanley Capital I Trust 2018-L1			1.08%, 07/15/2050(k),(m)	97,392	6,469
3.00%, 10/15/2051(b)	5,000	4,149	Wells Fargo Commercial Mortgage Trust
SG Commercial Mortgage Securities Trust			2017-C40
2016-C5			4.33%, 10/15/2050(k)	10,000	9,789
0.91%, 10/10/2048(k),(m)	17,960	1,098	Wells Fargo Commercial Mortgage Trust
UBS Commercial Mortgage Trust 2012-C1			2017-C42
5.00%, 05/10/2045(b),(k)	8,000	7,119	1.57%, 12/15/2050(b),(k),(m)	20,343	2,255
UBS Commercial Mortgage Trust 2018-C12			Wells Fargo Commercial Mortgage Trust
4.30%, 08/15/2051	6,000	6,321	2018-C43
4.79%, 08/15/2051(k)	5,000	5,293	1.62%, 03/15/2051(b),(k),(m)	6,614	802

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)				Computers (continued)
Wells Fargo Commercial Mortgage Trust				West Corp
2018-C44				8.50%, 10/15/2025(b)		$17,560	$14,641
1.84%, 05/15/2051(b),(k),(m)		$8,022	$1,103				$22,457
3.00%, 05/15/2051(b)		5,000	3,932	Consumer Products - 0.05%
4.21%, 05/15/2051		7,500	7,853	Prestige Brands Inc
Wells Fargo Commercial Mortgage Trust				5.38%, 12/15/2021(b)		4,160	4,160
2018-C45				Cosmetics & Personal Care - 0.20%
1.88%, 06/15/2051(b),(k),(m)		2,647	368	Avon International Operations Inc
3.00%, 06/15/2051(b)		1,250	998	7.88%, 08/15/2022(b)		6,500	6,565
Wells Fargo Commercial Mortgage Trust				High Ridge Brands Co
2018-C46				8.88%, 03/15/2025(b)		15,607	6,711
5.15%, 08/15/2051		6,000	6,070	Procter & Gamble Co/The
Wells Fargo Commercial Mortgage Trust				1.13%, 11/02/2023	EUR	1,800	2,137
2018-C47							$15,413
1.94%, 09/15/2061(b),(k),(m)		14,133	2,139	Distribution & Wholesale - 0.24%
3.00%, 09/15/2061(b)		6,000	4,856	KAR Auction Services Inc
4.94%, 09/15/2061(k)		4,500	4,558	5.13%, 06/01/2025(b)		$7,200	6,938
Wells Fargo Commercial Mortgage Trust				LKQ Corp
2018-C48				4.75%, 05/15/2023		10,980	11,035
0.96%, 01/15/2052(k),(m)		69,092	5,020	Rexel SA
5.12%, 01/15/2052(k)		10,000	10,132	3.50%, 06/15/2023	EUR	300	352
WFRBS Commercial Mortgage Trust 2011-C5							$18,325
0.12%, 11/15/2044(b),(k),(m)		121,416	444
WFRBS Commercial Mortgage Trust 2013-C11				Diversified Financial Services - 1.60%
4.27%, 03/15/2045(b),(k)		10,000	9,035	Alliance Data Systems Corp
WFRBS Commercial Mortgage Trust 2014-C20				5.38%, 08/01/2022(b)		$10,841	10,841
3.99%, 05/15/2047(b)		10,000	8,058	Ally Financial Inc
4.51%, 05/15/2047(k)		1,000	973	5.75%, 11/20/2025		3,565	3,735
WFRBS Commercial Mortgage Trust 2014-C22				Avation Capital SA
3.90%, 09/15/2057(b),(k)		10,000	7,909	6.50%, 05/15/2021(b)		855	852
WFRBS Commercial Mortgage Trust 2014-C24				Capital One Financial Corp
3.69%, 11/15/2047(b)		11,047	8,366	5.55%, 12/31/2049(h),(j)		18,140	18,285
			$1,299,748	3 Month USD LIBOR + 3.80%
				Charles Schwab Corp/The
Commercial Services - 0.88%				7.00%, 02/28/2049(h),(j)		4,198	4,439
Atento Luxco 1 SA				3 Month USD LIBOR + 4.82%
6.13%, 08/10/2022(b)		1,615	1,579	Credit Acceptance Corp
Blitz F18-674 GmbH				7.38%, 03/15/2023		2,994	3,073
6.00%, 07/30/2026	EUR	200	229	Credito Real SAB de CV SOFOM ER
CAR Inc				7.25%, 07/20/2023		1,400	1,377
6.13%, 02/04/2020		$1,500	1,484	E*TRADE Financial Corp
Jaguar Holding Co II / Pharmaceutical Product				5.30%, 12/31/2049(h),(j)		1,805	1,639
Development LLC				3 Month USD LIBOR + 3.16%
6.38%, 08/01/2023(b)		4,500	4,478	goeasy Ltd
Loxam SAS				7.88%, 11/01/2022(b)		2,000	2,095
6.00%, 04/15/2025	EUR	500	589	International Personal Finance PLC
Mersin Uluslararasi Liman Isletmeciligi AS				5.75%, 04/07/2021	EUR	1,000	1,039
5.88%, 08/12/2020		$2,820	2,823	Ladder Capital Finance Holdings LLLP / Ladder
Midas Intermediate Holdco II LLC / Midas				Capital Finance Corp
Intermediate Holdco II Finance Inc				5.25%, 10/01/2025(b)		$11,800	10,944
7.88%, 10/01/2022(b)		7,988	7,389	Lincoln Finance Ltd
Nielsen Finance LLC / Nielsen Finance Co				7.38%, 04/15/2021(b)		5,150	5,202
5.00%, 04/15/2022(b)		3,975	3,969	Lions Gate Capital Holdings LLC
Refinitiv US Holdings Inc				5.88%, 11/01/2024(b)		1,315	1,292
6.25%, 05/15/2026(b)		14,850	14,590	LoanCore Capital Markets LLC / JLC Finance
8.25%, 11/15/2026(b)		680	637	Corp
ServiceMaster Co LLC/The				6.88%, 06/01/2020(b)		2,275	2,281
5.13%, 11/15/2024(b)		11,225	10,972	Mongolian Mortgage Corp Hfc LLC
Team Health Holdings Inc				9.75%, 01/29/2022(b)		3,300	3,299
6.38%, 02/01/2025(b)		22,820	18,598	National Rural Utilities Cooperative Finance Corp
			$67,337	5.25%, 04/20/2046(j)		2,200	2,138
Computers - 0.29%				3 Month USD LIBOR + 3.63%
Apple Inc				NFP Corp
0.35%, 06/10/2020	JPY	130,000	1,199	6.88%, 07/15/2025(b)		28,945	27,498
Banff Merger Sub Inc				Oxford Finance LLC / Oxford Finance Co-Issuer
9.75%, 09/01/2026(b)		$6,000	5,715	II Inc
International Business Machines Corp				6.38%, 12/15/2022(b)		6,075	6,151
5.60%, 11/30/2039		800	902	Quicken Loans Inc
				5.75%, 05/01/2025(b)		4,489	4,332

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Diversified Financial Services (continued)				Electric (continued)
Springleaf Finance Corp				Southern Co/The
6.88%, 03/15/2025		$2,795	$2,673	2.95%, 07/01/2023		$2,000	$1,964
Swiss Insured Brazil Power Finance Sarl				Termocandelaria Power Ltd
9.85%, 07/16/2032(b)	BRL	25,030	7,103	7.88%, 01/30/2029(b)		2,200	2,263
Vantiv LLC / Vantiv Issuer Corp				Vistra Energy Corp
3.88%, 11/15/2025	GBP	600	760	7.38%, 11/01/2022		1,410	1,466
4.38%, 11/15/2025(b)		$1,820	1,747	8.13%, 01/30/2026(b)		345	373
			$122,795	Vistra Operations Co LLC
Electric - 1.13%				5.50%, 09/01/2026(b)		890	901
Acwa Power Management And Investments One							$86,500
Ltd				Electrical Components & Equipment - 0.08%
5.95%, 12/15/2039(b)		9,637	9,444	Belden Inc
Brookfield Infrastructure Finance ULC				2.88%, 09/15/2025	EUR	500	557
3.32%, 02/22/2024	CAD	3,800	2,862	Energizer Gamma Acquisition BV
Calpine Corp				4.63%, 07/15/2026		550	617
5.75%, 01/15/2025		$7,100	6,692	Energizer Holdings Inc
Clearway Energy Operating LLC				5.50%, 06/15/2025(b)		$505	481
5.75%, 10/15/2025(b)		580	536	6.38%, 07/15/2026(b)		610	593
Cometa Energia SA de CV				WESCO Distribution Inc
6.38%, 04/24/2035(b)		3,948	3,790	5.38%, 06/15/2024		3,861	3,813
Comision Federal de Electricidad							$6,061
4.88%, 01/15/2024		1,250	1,247	Electronics - 0.04%
Duke Energy Corp				Resideo Funding Inc
3.75%, 09/01/2046		1,000	897	6.13%, 11/01/2026(b)		2,950	3,038
Emera Inc				Energy - Alternate Sources - 0.12%
6.75%, 06/15/2076(j)		4,400	4,488	Azure Power Energy Ltd
3 Month USD LIBOR + 5.44%				5.50%, 11/03/2022		700	679
Emera US Finance LP				Rio Energy SA / UGEN SA / UENSA SA
4.75%, 06/15/2046		800	778	6.88%, 02/01/2025(b)		10,841	8,646
Enel Chile SA							$9,325
4.88%, 06/12/2028		200	205	Engineering & Construction - 0.22%
Enel SpA				Aeropuerto Internacional de Tocumen SA
8.75%, 09/24/2073(b),(j)		2,500	2,675	6.00%, 11/18/2048(b)		4,835	4,998
USD Swap Semi-Annual 5 Year + 5.88%				Aeropuertos Dominicanos Siglo XXI SA
Eskom Holdings SOC Ltd				6.75%, 03/30/2029(b)		1,750	1,744
5.75%, 01/26/2021(b)		1,715	1,680	Hongkong International Qingdao Co Ltd
6.35%, 08/10/2028(b)		2,330	2,387	4.75%, 02/12/2020		600	596
7.13%, 02/11/2025(b)		181	178	Indo Energy Finance II BV
7.85%, 04/02/2026	ZAR	77,500	5,259	6.38%, 01/24/2023		2,746	2,665
8.45%, 08/10/2028(b)		$4,559	4,711	MasTec Inc
FirstEnergy Corp				4.88%, 03/15/2023		1,220	1,223
7.38%, 11/15/2031		1,250	1,596	Mexico City Airport Trust
Fortis Inc/Canada				5.50%, 07/31/2047(b)		3,775	3,344
3.06%, 10/04/2026		2,000	1,862	Tutor Perini Corp
Genneia SA				6.88%, 05/01/2025(b)		1,240	1,226
8.75%, 01/20/2022(b)		1,685	1,562	Zhaohai Investment BVI Ltd
Lamar Funding Ltd				4.00%, 07/23/2020		1,000	966
3.96%, 05/07/2025		500	420				$16,762
LLPL Capital Pte Ltd
6.88%, 02/04/2039(b),(i)		2,000	2,089	Entertainment - 0.83%
Minejesa Capital BV				AMC Entertainment Holdings Inc
4.63%, 08/10/2030(b)		4,327	4,065	5.88%, 11/15/2026		13,595	12,236
Naturgy Finance BV				6.13%, 05/15/2027		4,080	3,631
3.38%, 12/31/2049(h),(j)	EUR	300	337	Boyne USA Inc
EUR Swap Annual (VS 6 Month) 9 Year				7.25%, 05/01/2025(b)		8,975	9,446
+ 3.08%				Caesars Resort Collection LLC / CRC Finco Inc
Origin Energy Finance Ltd				5.25%, 10/15/2025(b)		13,270	12,424
3.50%, 10/04/2021		3,250	3,983	Cinemark USA Inc
Pampa Energia SA				4.88%, 06/01/2023		7,575	7,499
7.38%, 07/21/2023		$1,000	948	Eldorado Resorts Inc
7.38%, 07/21/2023(b)		2,600	2,464	6.00%, 09/15/2026(b)		635	633
7.50%, 01/24/2027(b)		12,546	11,135	7.00%, 08/01/2023		430	449
Perusahaan Listrik Negara PT				International Game Technology PLC
4.13%, 05/15/2027		700	675	6.25%, 02/15/2022(b)		9,300	9,626
RWE AG				6.25%, 01/15/2027(b)		4,900	4,967
3.50%, 04/21/2075(j)	EUR	500	568	6.50%, 02/15/2025(b)		1,415	1,473
EUR Swap Annual (VS 6 Month) 5 Year				Sisal Group SpA
+ 3.25%				7.00%, 07/31/2023	EUR	300	344

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Entertainment (continued)				Gas (continued)
WMG Acquisition Corp				Perusahaan Gas Negara Persero Tbk
4.13%, 11/01/2024	EUR	630	$750	5.13%, 05/16/2024		$1,400	$1,429
			$63,478				$3,571
Environmental Control - 0.21%				Hand & Machine Tools - 0.27%
Covanta Holding Corp				Apex Tool Group LLC / BC Mountain Finance
6.00%, 01/01/2027		$3,875	3,710	Inc
GFL Environmental Inc				9.00%, 02/15/2023(b)		22,820	20,538
5.38%, 03/01/2023(b)		8,000	7,480	Healthcare - Products - 0.24%
5.63%, 05/01/2022(b)		4,000	3,844	Abbott Ireland Financing DAC
Waste Pro USA Inc				0.00%, 09/27/2020(a)	EUR	2,900	3,310
5.50%, 02/15/2026(b)		875	849	Avantor Inc
			$15,883	9.00%, 10/01/2025(b)		$10,700	11,021
Food - 0.83%				Boston Scientific Corp
Arcor SAIC				4.00%, 03/01/2028		800	805
6.00%, 07/06/2023		250	241	Medtronic Inc
Boparan Finance PLC				3.50%, 03/15/2025		3,500	3,565
5.50%, 07/15/2021	GBP	200	198				$18,701
Casino Guichard Perrachon SA				Healthcare - Services - 3.27%
4.50%, 03/07/2024	EUR	500	552	Acadia Healthcare Co Inc
Cencosud SA				5.63%, 02/15/2023		6,400	6,288
4.38%, 07/17/2027(b)		$3,000	2,732	Anthem Inc
Grupo Bimbo SAB de CV				3.65%, 12/01/2027		1,700	1,672
5.95%, 12/31/2049(b),(h),(j)		3,250	3,213	Centene Corp
US Treasury Yield Curve Rate T Note				5.38%, 06/01/2026(b)		785	811
Constant Maturity 5 Year + 3.28%				6.13%, 02/15/2024		1,880	1,969
Ingles Markets Inc				DaVita Inc
5.75%, 06/15/2023		1,830	1,848	5.00%, 05/01/2025		5,000	4,812
JBS Investments GmbH				5.13%, 07/15/2024		14,750	14,570
6.25%, 02/05/2023(b)		3,915	3,935	Eagle Holding Co II LLC
JBS USA LUX SA / JBS USA Finance Inc				7.63%, PIK 8.38%, 05/15/2022(b),(k),(l)		8,500	8,500
5.75%, 06/15/2025(b)		150	150	Encompass Health Corp
7.25%, 06/01/2021(b)		2,315	2,337	5.75%, 11/01/2024		13,837	13,993
KeHE Distributors LLC / KeHE Finance Corp				5.75%, 09/15/2025		1,350	1,363
7.63%, 08/15/2021(b)		4,395	4,153	Envision Healthcare Corp
MARB BondCo PLC				8.75%, 10/15/2026(b)		30,795	28,082
6.88%, 01/19/2025(b)		8,598	8,215	HCA Inc
Minerva Luxembourg SA				5.38%, 09/01/2026		4,075	4,171
5.88%, 01/19/2028(b)		5,250	4,725	5.63%, 09/01/2028		4,725	4,886
6.50%, 09/20/2026(b)		8,464	8,104	5.88%, 05/01/2023		5,725	6,054
Nestle Holdings Inc				MPH Acquisition Holdings LLC
4.00%, 09/24/2048(b)		1,350	1,363	7.13%, 06/01/2024(b)		6,000	5,958
Post Holdings Inc				One Call Corp
5.00%, 08/15/2026(b)		7,505	7,094	7.50%, 07/01/2024(b)		33,182	31,191
5.50%, 03/01/2025(b)		4,400	4,356	10.00%, 10/01/2024(b)		23,838	18,474
Sigma Holdco BV				Parkway Pantai Ltd
7.88%, 05/15/2026(b)		1,925	1,710	4.25%, 12/31/2049(h),(j)		750	708
Tesco PLC				US Treasury Yield Curve Rate T Note
6.13%, 02/24/2022	GBP	900	1,305	Constant Maturity 5 Year + 4.43%
US Foods Inc				Polaris Intermediate Corp
5.88%, 06/15/2024(b)		$6,918	7,038	8.50%, PIK 9.25%, 12/01/2022(b),(k),(l)		40,207	38,900
			$63,269	RegionalCare Hospital Partners Holdings Inc
Food Service - 0.01%				8.25%, 05/01/2023(b)		17,150	18,093
Aramark International Finance Sarl				RegionalCare Hospital Partners Holdings Inc /
3.13%, 04/01/2025	EUR	400	469	LifePoint Health Inc
Forest Products & Paper - 0.17%				9.75%, 12/01/2026(b)		2,800	2,794
Smurfit Kappa Acquisitions ULC				Surgery Center Holdings Inc
2.75%, 02/01/2025		400	474	6.75%, 07/01/2025(b)		21,328	19,728
Suzano Austria GmbH				Tenet Healthcare Corp
6.00%, 01/15/2029		$1,400	1,465	4.63%, 07/15/2024		2,650	2,596
6.00%, 01/15/2029(b)		2,800	2,929	5.13%, 05/01/2025		11,400	11,139
7.00%, 03/16/2047(b)		7,705	8,341	UnitedHealth Group Inc
			$13,209	6.88%, 02/15/2038		1,250	1,675
Gas - 0.05%				WellCare Health Plans Inc
NGL Energy Partners LP / NGL Energy Finance				5.25%, 04/01/2025		2,160	2,192
Corp							$250,619
7.50%, 11/01/2023		2,115	2,142	Holding Companies - Diversified - 0.25%
				CK Hutchison Finance 16 Ltd
				1.25%, 04/06/2023	EUR	2,700	3,137

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Holding Companies - Diversified (continued)				Insurance (continued)
ProGroup AG				Fortune Star BVI Ltd
3.00%, 03/31/2026	EUR	450	$512	5.25%, 03/23/2022		$1,500	$1,411
Trident Merger Sub Inc				Great-West Life & Annuity Insurance Capital LP
6.63%, 11/01/2025(b)		$16,791	15,616	6.63%, 11/15/2034(b)		2,400	2,642
			$19,265	Hartford Financial Services Group Inc/The
Home Builders - 0.06%				4.74%, 02/12/2067(b)		3,000	2,565
Lennar Corp				3 Month USD LIBOR + 2.13%
4.50%, 04/30/2024		1,790	1,759	HUB International Ltd
Taylor Morrison Communities Inc / Taylor				7.00%, 05/01/2026(b)		32,300	31,332
Morrison Holdings II Inc				Legal & General Group PLC
5.63%, 03/01/2024(b)		1,755	1,720	5.25%, 03/21/2047(j)		3,000	2,853
Williams Scotsman International Inc				USD Swap Semi-Annual 5 Year + 3.69%
7.88%, 12/15/2022(b)		1,200	1,212	Liberty Mutual Group Inc
			$4,691	4.85%, 08/01/2044(b)		1,500	1,476
Home Furnishings - 0.10%				7.80%, 03/07/2087(b)		9,861	11,131
Arcelik AS				3 Month USD LIBOR + 3.58%
5.00%, 04/03/2023		7,500	7,095	Liberty Mutual Insurance Co
Panasonic Corp				7.70%, 10/15/2097(b)		946	1,270
0.39%, 03/19/2020	JPY	100,000	921	Lincoln National Corp
			$8,016	4.80%, 04/20/2067		5,584	4,579
Insurance - 3.71%				3 Month USD LIBOR + 2.04%
Acrisure LLC / Acrisure Finance Inc				Mapfre SA
7.00%, 11/15/2025(b)		$20,525	17,857	1.63%, 05/19/2026	EUR	2,000	2,283
AIG Life Holdings Inc				Meiji Yasuda Life Insurance Co
8.50%, 07/01/2030		5,400	6,588	5.20%, 10/20/2045(b),(j)		$3,500	3,583
Alliant Holdings Intermediate LLC / Alliant				USD Swap Semi-Annual 5 Year + 4.23%
Holdings Co-Issuer				MetLife Inc
8.25%, 08/01/2023(b)		45,477	46,159	5.25%, 12/31/2049(h),(j)		8,000	8,024
Allstate Corp/The				3 Month USD LIBOR + 3.58%
5.75%, 08/15/2053(j)		4,808	4,784	9.25%, 04/08/2068(b)		11,000	14,217
3 Month USD LIBOR + 2.94%				3 Month USD LIBOR + 5.54%
American International Group Inc				10.75%, 08/01/2069		900	1,350
5.75%, 04/01/2048(j)		3,700	3,459	Provident Financing Trust I
3 Month USD LIBOR + 2.87%				7.41%, 03/15/2038		700	721
8.18%, 05/15/2068(j)		4,850	5,672	Prudential Financial Inc
3 Month USD LIBOR + 4.20%				5.88%, 09/15/2042		4,250	4,420
Assicurazioni Generali SpA				3 Month USD LIBOR + 8.35%
5.13%, 09/16/2024	EUR	2,650	3,615	Scottish Widows Ltd
AssuredPartners Inc				5.50%, 06/16/2023	GBP	1,000	1,447
7.00%, 08/15/2025(b)		$44,853	42,834	Talanx AG
AXA SA				2.25%, 12/05/2047(j)	EUR	200	215
6.38%, 12/29/2049(b),(h),(j)		3,500	3,569	3 Month Euro Interbank Offered Rate +
3 Month USD LIBOR + 2.26%				2.45%
Berkshire Hathaway Inc				USIS Merger Sub Inc
1.13%, 03/16/2027	EUR	2,500	2,849	6.88%, 05/01/2025(b)		$8,085	7,762
Brighthouse Financial Inc				Voya Financial Inc
3.70%, 06/22/2027		$3,000	2,624	5.65%, 05/15/2053		9,605	9,317
Caisse Nationale de Reassurance Mutuelle				3 Month USD LIBOR + 7.16%
Agricole Groupama				6.13%, 12/31/2049(h),(j)		800	792
6.38%, 12/31/2049(h),(j)	EUR	600	756	US Treasury Yield Curve Rate T Note
3 Month Euro Interbank Offered Rate +				Constant Maturity 5 Year + 3.36%
5.77%				XLIT Ltd
Catlin Insurance Co Ltd				5.24%, 12/31/2049(h)		1,130	1,076
5.74%, 07/29/2049(b),(h)		$8,670	8,344	3 Month USD LIBOR + 2.46%
3 Month USD LIBOR + 5.95%							$283,701
CCB Life Insurance Co Ltd				Internet - 0.50%
4.50%, 04/21/2077(j)		1,000	908	Alibaba Group Holding Ltd
US Treasury Yield Curve Rate T Note				3.40%, 12/06/2027		3,700	3,533
Constant Maturity 5 Year + 2.68%				Baidu Inc
China Life Insurance Co Ltd				4.88%, 11/14/2028		4,280	4,450
4.00%, 07/03/2075(j)		800	777	Booking Holdings Inc
US Treasury Yield Curve Rate T Note				3.60%, 06/01/2026		1,200	1,180
Constant Maturity 5 Year + 2.29%				JD.com Inc
Cloverie PLC for Zurich Insurance Co Ltd				3.13%, 04/29/2021		1,400	1,369
5.63%, 06/24/2046(j)		5,300	5,518	Netflix Inc
3 Month USD LIBOR + 4.92%				3.63%, 05/15/2027	EUR	500	570
Fidelity & Guaranty Life Holdings Inc				4.38%, 11/15/2026		$1,885	1,785
5.50%, 05/01/2025(b)		13,425	12,922	5.50%, 02/15/2022		6,260	6,498

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Internet (continued)				Media - 2.35%
Zayo Group LLC / Zayo Capital Inc				Altice Financing SA
5.75%, 01/15/2027(b)		$5,500	$5,314	6.63%, 02/15/2023(b)		$10,440	$10,495
6.00%, 04/01/2023		13,525	13,593	Altice Finco SA
			$38,292	4.75%, 01/15/2028	EUR	1,600	1,510
Iron & Steel - 1.65%				Altice France SA/France
ArcelorMittal				7.38%, 05/01/2026(b)		$7,550	7,276
6.25%, 02/25/2022		3,070	3,259	8.13%, 02/01/2027(b)		1,350	1,326
Baffinland Iron Mines Corp / Baffinland Iron				Altice Luxembourg SA
Mines LP				7.63%, 02/15/2025(b)		6,375	5,419
8.75%, 07/15/2026(b)		23,730	23,552	AMC Networks Inc
Big River Steel LLC / BRS Finance Corp				4.75%, 08/01/2025		2,745	2,652
7.25%, 09/01/2025(b)		3,550	3,727	5.00%, 04/01/2024		9,675	9,602
CSN Resources SA				Cablevision SA
6.50%, 07/21/2020		12,378	12,189	6.50%, 06/15/2021		500	488
GTL Trade Finance Inc				CCO Holdings LLC / CCO Holdings Capital Corp
7.25%, 04/16/2044(b)		4,820	5,180	5.13%, 05/01/2023(b)		4,450	4,510
JSW Steel Ltd				5.50%, 05/01/2026(b)		2,905	2,898
5.25%, 04/13/2022		650	645	5.88%, 04/01/2024(b)		12,975	13,302
Material Sciences Corp				Charter Communications Operating LLC / Charter
10.64%, 01/09/2024(c),(d),(e)		22,010	22,010	Communications Operating Capital
Metinvest BV				4.46%, 07/23/2022		2,450	2,499
7.75%, 04/23/2023		7,150	6,810	CSC Holdings LLC
Samarco Mineracao SA				5.25%, 06/01/2024		10,410	9,993
0.00%, 11/01/2022(a),(b)		2,800	1,684	5.38%, 02/01/2028(b)		4,676	4,495
0.00%, 10/24/2023(a),(b)		2,405	1,496	DISH DBS Corp
Specialty Steel				5.88%, 11/15/2024		1,565	1,297
12.85%, 11/15/2022(c),(e)		41,564	41,564	7.75%, 07/01/2026		3,010	2,589
thyssenkrupp AG				Grupo Televisa SAB
1.38%, 03/03/2022	EUR	700	795	5.00%, 05/13/2045		600	547
Vale Overseas Ltd				Meredith Corp
6.88%, 11/10/2039		$3,000	3,330	6.88%, 02/01/2026(b)		2,430	2,503
			$126,241	Midcontinent Communications / Midcontinent
Leisure Products & Services - 0.04%				Finance Corp
Constellation Merger Sub Inc				6.88%, 08/15/2023(b)		1,700	1,751
8.50%, 09/15/2025(b)		3,000	2,884	Quebecor Media Inc
Lodging - 0.67%				5.75%, 01/15/2023		13,800	14,214
Boyd Gaming Corp				Shaw Communications Inc
6.00%, 08/15/2026		8,200	8,200	6.75%, 11/09/2039	CAD	1,100	1,027
Gohl Capital Ltd				Sirius XM Radio Inc
4.25%, 01/24/2027		600	575	4.63%, 05/15/2023(b)		$2,875	2,871
Jack Ohio Finance LLC / Jack Ohio Finance 1				6.00%, 07/15/2024(b)		8,050	8,362
Corp				Sky Ltd
10.25%, 11/15/2022(b)		12,280	13,232	2.50%, 09/15/2026	EUR	2,000	2,450
MGM Resorts International				SportsNet New York
5.75%, 06/15/2025		8,225	8,266	10.25%, 01/15/2025(c),(d),(e)		$20,090	21,094
Sands China Ltd				Telenet Finance VI Luxembourg SCA
5.40%, 08/08/2028		4,000	3,950	4.88%, 07/15/2027	EUR	630	774
5.40%, 08/08/2028(b)		2,195	2,168	Townsquare Media Inc
Station Casinos LLC				6.50%, 04/01/2023(b)		$9,252	8,558
5.00%, 10/01/2025(b)		9,675	9,240	UPC Holding BV
Wynn Las Vegas LLC / Wynn Las Vegas Capital				3.88%, 06/15/2029	EUR	500	541
Corp				Virgin Media Finance PLC
5.25%, 05/15/2027(b)		1,840	1,720	5.75%, 01/15/2025(b)		$9,600	9,460
Wynn Macau Ltd				6.00%, 10/15/2024(b)		5,275	5,343
5.50%, 10/01/2027(b)		4,700	4,289	Virgin Media Secured Finance PLC
			$51,640	5.50%, 01/15/2025(b)		1,500	1,515
				Walt Disney Co/The
Machinery - Diversified - 0.43%				2.95%, 06/15/2027		4,000	3,885
Cloud Crane LLC				Ziggo Bond Co BV
10.13%, 08/01/2024(b)		1,220	1,299	4.63%, 01/15/2025	EUR	750	867
JPW Industries Holding Corp				5.88%, 01/15/2025(b)		$3,180	2,981
9.00%, 10/01/2024(b)		17,080	17,080	6.00%, 01/15/2027(b)		4,400	4,054
Mueller Water Products Inc				7.13%, 05/15/2024	EUR	300	361
5.50%, 06/15/2026(b)		1,175	1,181	Ziggo BV
Titan Acquisition Ltd / Titan Co-Borrower LLC				5.50%, 01/15/2027(b)		$6,625	6,261
7.75%, 04/15/2026(b)		15,320	13,405				$179,770
			$32,965

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Metal Fabrication & Hardware - 0.42%				Oil & Gas (continued)
Novelis Corp				Energy Ventures Gom LLC / EnVen Finance Corp
6.25%, 08/15/2024(b)		$3,800	$3,824	11.00%, 02/15/2023(b)		$6,270	$6,709
Optimas OE Solutions Holding LLC / Optimas				Extraction Oil & Gas Inc
OE Solutions Inc				5.63%, 02/01/2026(b)		7,225	5,924
8.63%, 06/01/2021(b)		29,884	27,643	7.38%, 05/15/2024(b)		6,370	5,892
Park-Ohio Industries Inc				Geopark Ltd
6.63%, 04/15/2027		885	860	6.50%, 09/21/2024(b)		5,493	5,314
			$32,327	Gran Tierra Energy International Holdings Ltd
Mining - 1.11%				6.25%, 02/15/2025(b)		3,666	3,455
Century Aluminum Co				Gulfport Energy Corp
7.50%, 06/01/2021(b)		7,335	7,317	6.00%, 10/15/2024		9,716	9,133
Constellium NV				6.38%, 05/15/2025		6,650	6,300
5.88%, 02/15/2026(b)		2,890	2,767	Hess Infrastructure Partners LP / Hess
First Quantum Minerals Ltd				Infrastructure Partners Finance Corp
6.88%, 03/01/2026(b)		6,265	5,678	5.63%, 02/15/2026(b)		4,835	4,787
7.25%, 05/15/2022(b)		646	636	HollyFrontier Corp
7.50%, 04/01/2025(b)		6,610	6,160	5.88%, 04/01/2026		1,500	1,555
Freeport-McMoRan Inc				Jagged Peak Energy LLC
5.45%, 03/15/2043		2,898	2,492	5.88%, 05/01/2026(b)		9,805	9,462
Glencore Finance Europe Ltd				KazMunayGas National Co JSC
1.88%, 09/13/2023	EUR	2,000	2,322	6.38%, 10/24/2048(b)		5,000	5,337
Hudbay Minerals Inc				Matador Resources Co
7.63%, 01/15/2025(b)		$955	981	5.88%, 09/15/2026		8,692	8,659
IAMGOLD Corp				Medco Platinum Road Pte Ltd
7.00%, 04/15/2025(b)		1,982	1,935	6.75%, 01/30/2025(b)		3,190	2,909
Indonesia Asahan Aluminium Persero PT				MEG Energy Corp
6.53%, 11/15/2028(b)		9,003	9,883	6.38%, 01/30/2023(b)		12,435	11,005
Newmont Mining Corp				7.00%, 03/31/2024(b)		16,797	14,823
4.88%, 03/15/2042		1,000	985	Nostrum Oil & Gas Finance BV
Northwest Acquisitions ULC / Dominion Finco				7.00%, 02/16/2025(b)		4,421	2,900
Inc				Oasis Petroleum Inc
7.13%, 11/01/2022(b)		10,190	10,151	6.25%, 05/01/2026(b)		670	636
Petropavlovsk 2016 Ltd				6.88%, 01/15/2023		2,430	2,409
8.13%, 11/14/2022		500	431	Odebrecht Drilling Norbe VIII/IX Ltd
Real Alloy Holding Inc				6.35%, 12/01/2021		2,573	2,496
0.00%, 01/15/2019(a),(b),(c),(e)		9,569	—	Oil and Gas Holding Co BSCC/The
12.39%, 11/30/2023(c),(d),(e)		20,356	20,356	7.63%, 11/07/2024(b)		3,020	3,204
Southern Copper Corp				PDC Energy Inc
5.88%, 04/23/2045		300	317	5.75%, 05/15/2026		4,725	4,430
Teck Resources Ltd				Pertamina Persero PT
6.25%, 07/15/2041		1,065	1,110	6.00%, 05/03/2042		4,273	4,503
Vale Canada Ltd				6.00%, 05/03/2042(b)		3,000	3,162
7.20%, 09/15/2032		2,505	2,605	Petroamazonas EP
Vedanta Resources PLC				4.63%, 02/16/2020(b)		1,830	1,789
6.13%, 08/09/2024(b)		9,696	8,820	4.63%, 11/06/2020(b)		5,750	5,497
7.13%, 05/31/2023(b)		99	96	Petrobras Global Finance BV
			$85,042	6.00%, 01/27/2028		1,100	1,098
Oil & Gas - 4.04%				Petroleos de Venezuela SA
Anadarko Petroleum Corp				0.00%, 11/17/2021(a)		17,250	4,968
6.60%, 03/15/2046		800	952	0.00%, 05/16/2024(a)		38,002	9,349
Antero Resources Corp				0.00%, 11/15/2026(a)		12,045	2,650
5.13%, 12/01/2022		4,200	4,195	0.00%, 04/12/2027(a)		425	107
Brazos Valley Longhorn LLC / Brazos Valley				0.00%, 05/17/2035(a)		536	153
Longhorn Finance Corp				0.00%, 04/12/2037(a)		12,840	3,249
6.88%, 02/01/2025		2,450	2,480	8.50%, 10/27/2020		1,028	963
Callon Petroleum Co				Petroleos Mexicanos
6.13%, 10/01/2024		6,876	6,893	4.50%, 01/23/2026		8,950	7,876
Chevron Corp				5.35%, 02/12/2028		12,068	10,559
1.96%, 03/03/2020		3,500	3,474	6.38%, 01/23/2045		4,915	4,186
CNOOC Petroleum North America ULC				6.42%, 03/11/2022		2,535	2,558
5.88%, 03/10/2035		100	116	3 Month USD LIBOR + 3.65%
Continental Resources Inc/OK				6.50%, 03/13/2027		7,756	7,442
5.00%, 09/15/2022		3,250	3,266	6.50%, 01/23/2029		4,685	4,414
CrownRock LP / CrownRock Finance Inc				6.75%, 09/21/2047		7,270	6,336
5.63%, 10/15/2025(b)		375	360	6.88%, 08/04/2026		1,624	1,610
Ecopetrol SA				7.19%, 09/12/2024	MXN	420,000	17,242
5.88%, 05/28/2045		400	394	7.47%, 11/12/2026		300,000	11,688
				9.50%, 09/15/2027		$1,204	1,375

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)				Packaging & Containers (continued)
Petron Corp				Reynolds Group Issuer Inc / Reynolds
4.60%, 12/31/2049(h),(j)		$750	$703	Group Issuer LLC / Reynolds Group Issuer
US Treasury Yield Curve Rate T Note				(Luxembourg) S.A.
Constant Maturity 5 Year + 4.77%				5.13%, 07/15/2023(b)		$12,240	$12,263
Petronas Capital Ltd				Silgan Holdings Inc
4.50%, 03/18/2045		350	363	3.25%, 03/15/2025	EUR	600	705
Repsol International Finance BV				W/S Packaging Holdings Inc
4.50%, 03/25/2075(j)	EUR	300	363	9.00%, 04/15/2023(b)		$14,920	14,995
EUR Swap Annual (VS 6 Month) 10 Year							$51,397
+ 4.20%				Pharmaceuticals - 0.64%
SandRidge Energy Inc				Allergan Funding SCS
0.00%, 03/15/2021(a),(c),(e)		$3,450	—	3.85%, 06/15/2024		3,300	3,310
SEPLAT Petroleum Development Co Plc				AstraZeneca PLC
9.25%, 04/01/2023(b)		4,000	4,080	4.00%, 01/17/2029		1,150	1,162
Southwestern Energy Co				Bausch Health Cos Inc
7.75%, 10/01/2027		2,130	2,194	5.63%, 12/01/2021(b)		883	884
SRC Energy Inc				5.88%, 05/15/2023(b)		6,000	5,872
6.25%, 12/01/2025		9,175	8,143	Bayer Capital Corp BV
Sunoco LP / Sunoco Finance Corp				2.13%, 12/15/2029	EUR	2,000	2,272
4.88%, 01/15/2023		5,020	4,945	Grifols SA
5.50%, 02/15/2026		7,145	7,056	3.20%, 05/01/2025		450	514
Tecpetrol SA				Johnson & Johnson
4.88%, 12/12/2022		8,000	7,441	3.55%, 03/01/2036		$3,250	3,205
TOTAL SA				Mylan NV
2.63%, 12/31/2049(h),(j)	EUR	2,000	2,312	3.95%, 06/15/2026		2,500	2,362
EUR Swap Annual (VS 6 Month) 5 Year				NVA Holdings Inc/United States
+ 2.15%				6.88%, 04/01/2026(b)		25,620	24,460
Tullow Oil PLC				Takeda Pharmaceutical Co Ltd
7.00%, 03/01/2025(b)		$3,250	3,166	0.38%, 11/21/2020	EUR	2,900	3,315
Tupras Turkiye Petrol Rafinerileri AS				Teva Pharmaceutical Finance Netherlands III BV
4.50%, 10/18/2024		600	546	4.10%, 10/01/2046		$1,200	881
Ultrapar International SA				Valeant Pharmaceuticals International
5.25%, 10/06/2026		200	201	8.50%, 01/31/2027(b)		505	528
Unit Corp							$48,765
6.63%, 05/15/2021		2,190	2,070	Pipelines - 0.30%
Valero Energy Corp				AI Candelaria Spain SLU
6.63%, 06/15/2037		900	1,047	7.50%, 12/15/2028(b)		3,500	3,444
YPF SA				Antero Midstream Partners LP / Antero
8.50%, 03/23/2021		300	306	Midstream Finance Corp
8.50%, 03/23/2021(b)		2,080	2,118	5.38%, 09/15/2024		4,765	4,670
8.50%, 07/28/2025(b)		4,135	4,048	Energy Transfer Operating LP
8.50%, 07/28/2025		750	734	4.95%, 06/15/2028		1,500	1,519
8.75%, 04/04/2024(b)		5,070	5,099	Holly Energy Partners LP / Holly Energy Finance
			$309,178	Corp
Oil & Gas Services - 0.02%				6.00%, 08/01/2024(b)		8,950	9,017
USA Compression Partners LP / USA				Summit Midstream Holdings LLC / Summit
Compression Finance Corp				Midstream Finance Corp
6.88%, 04/01/2026		1,180	1,180	5.75%, 04/15/2025		1,110	1,041
Packaging & Containers - 0.67%				Sunoco Logistics Partners Operations LP
Ardagh Packaging Finance PLC / Ardagh				5.40%, 10/01/2047		750	708
Holdings USA Inc				Transportadora de Gas del Sur SA
4.75%, 07/15/2027	GBP	600	714	6.75%, 05/02/2025		800	746
6.00%, 02/15/2025(b)		$1,9 15	1,862	Williams Cos Inc/The
6.75%, 05/15/2024	EUR	4,100	4,957	3.60%, 03/15/2022		1,000	1,001
Ball Corp				6.30%, 04/15/2040		700	800
4.38%, 12/15/2023		800	1,033				$22,946
Crown Americas LLC / Crown Americas Capital				Private Equity - 0.03%
Corp VI				Icahn Enterprises LP / Icahn Enterprises Finance
4.75%, 02/01/2026(i)		$325	319	Corp
Crown Cork & Seal Co Inc				5.88%, 02/01/2022		2,365	2,383
7.38%, 12/15/2026		3,685	4,021	Real Estate - 0.13%
Crown European Holdings SA				Chouzhou International Investment Ltd
3.38%, 05/15/2025	EUR	300	358	4.00%, 12/05/2020		1,000	969
OI European Group BV				Country Garden Holdings Co Ltd
3.13%, 11/15/2024		600	703	8.00%, 01/27/2024		1,500	1,518
Plastipak Holdings Inc				Ronshine China Holdings Ltd
6.25%, 10/15/2025(b)		$10,490	9,467	8.25%, 02/01/2021		1,500	1,465

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Real Estate (continued)				Semiconductors (continued)
Sino-Ocean Land Treasure IV Ltd				QUALCOMM Inc
5.04%, 07/31/2021		$700	$699	4.80%, 05/20/2045		$500	$487
3 Month USD LIBOR + 2.30%							$2,524
Vonovia Finance BV				Software - 1.16%
2.25%, 12/15/2023	EUR	3,300	3,971	ACI Worldwide Inc
Wanda Properties International Co Ltd				5.75%, 08/15/2026(b)		8,400	8,665
7.25%, 01/29/2024		$1,500	1,461	Ascend Learning LLC
			$10,083	6.88%, 08/01/2025(b)		12,473	12,473
Regional Authority - 0.17%				Camelot Finance SA
Provincia de Buenos Aires/Argentina				7.88%, 10/15/2024(b)		1,500	1,545
5.75%, 06/15/2019		3,257	3,270	Change Healthcare Holdings LLC / Change
6.50%, 02/15/2023(b)		7,865	6,803	Healthcare Finance Inc
Provincia del Chaco Argentina				5.75%, 03/01/2025(b)		15,444	14,788
9.38%, 08/18/2024		3,321	2,557	Epicor Software Corp
			$12,630	10.05%, 06/30/2023(b)		2,534	2,458
REITs - 1.14%				3 Month USD LIBOR + 7.25%
CoreCivic Inc				Genesys Telecommunications Laboratories
4.63%, 05/01/2023		10,000	9,375	Inc/Greeneden Lux 3 Sarl
Equinix Inc				10.00%, 11/30/2024(b)		15,500	16,624
2.88%, 02/01/2026	EUR	800	900	Infor US Inc
5.38%, 04/01/2023		$2,400	2,427	6.50%, 05/15/2022		4,658	4,739
5.88%, 01/15/2026		1,895	1,957	Informatica LLC
ESH Hospitality Inc				7.13%, 07/15/2023(b)		7,242	7,260
5.25%, 05/01/2025(b)		12,535	12,392	InterXion Holding NV
GLP Capital LP / GLP Financing II Inc				4.75%, 06/15/2025	EUR	300	359
4.88%, 11/01/2020		3,250	3,296	IQVIA Inc
Iron Mountain Inc				3.25%, 03/15/2025		700	811
5.25%, 03/15/2028(b)		2,165	2,013	Oracle Corp
Iron Mountain UK PLC				4.13%, 05/15/2045		$1,400	1,374
3.88%, 11/15/2025	GBP	600	748	PTC Inc
MGM Growth Properties Operating Partnership				6.00%, 05/15/2024		2,500	2,591
LP / MGP Finance Co-Issuer Inc				Sophia LP / Sophia Finance Inc
5.75%, 02/01/2027(b)		$6,150	6,203	9.00%, 09/30/2023(b)		14,375	14,734
Uniti Group LP / Uniti Fiber Holdings Inc / CSL							$88,421
Capital LLC				Sovereign - 11.80%
7.13%, 12/15/2024(b)		23,310	20,571	1MDB Global Investments Ltd
Uniti Group LP / Uniti Group Finance Inc / CSL				4.40%, 03/09/2023		28,600	26,704
Capital LLC				Abu Dhabi Government International Bond
8.25%, 10/15/2023		25,960	24,014	3.13%, 10/11/2027		1,000	977
Welltower Inc				Angolan Government International Bond
4.00%, 06/01/2025		3,100	3,104	8.25%, 05/09/2028		500	515
			$87,000	8.25%, 05/09/2028(b)		3,500	3,604
Retail - 0.57%				Argentina Treasury Bill
1011778 BC ULC / New Red Finance Inc				0.00%, 05/31/2019(a)	ARS	104,975	3,215
4.25%, 05/15/2024(b)		1,050	1,016	0.00%, 10/31/2019(a)		56,000	1,750
5.00%, 10/15/2025(b)		10,968	10,584	0.00%, 04/30/2020(a)		58,000	1,782
Dollar Tree Inc				0.00%, 07/31/2020(a)		85,869	2,288
4.20%, 05/15/2028		1,900	1,801	Argentine Republic Government International
El Puerto de Liverpool SAB de CV				Bond
3.88%, 10/06/2026		500	467	0.00%, 12/15/2035(a),(k)		$23,615	1,183
GOME Retail Holdings Ltd				2.26%, 12/31/2038(k)	EUR	11,600	7,907
5.00%, 03/10/2020		1,500	1,427	2.50%, 12/31/2038(k)		$16,555	9,809
JC Penney Corp Inc				5.63%, 01/26/2022		3,590	3,258
8.63%, 03/15/2025(b)		205	115	6.63%, 07/06/2028		8,532	7,022
L Brands Inc				6.88%, 04/22/2021		419	400
6.75%, 07/01/2036		1,095	925	6.88%, 01/11/2048		234	179
Reliance Intermediate Holdings LP				7.13%, 07/06/2036		7,750	6,119
6.50%, 04/01/2023(b)		3,375	3,476	7.82%, 12/31/2033	EUR	9,179	9,527
SRS Distribution Inc				7.82%, 12/31/2033		37,323	38,334
8.25%, 07/01/2026(b)		23,740	22,909	Bahrain Government International Bond
Walmart Inc				6.75%, 09/20/2029(b)		$1,393	1,409
5.63%, 03/27/2034	GBP	500	940	7.00%, 10/12/2028(b)		5,367	5,545
			$43,660	7.50%, 09/20/2047(b)		926	923
Semiconductors - 0.03%				Bonos De La Nacion Argentina En Moneda Dua
Intel Corp				4.50%, 02/13/2020		2,848	2,745
4.10%, 05/19/2046		$2,000	2,037	Bonos de la Tesoreria de la Republica en pesos
				4.50%, 03/01/2021	CLP	5,830,000	9,056
				4.50%, 03/01/2026	5,945,000		9,253

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)				Sovereign (continued)
Brazil Letras do Tesouro Nacional				Indonesia Government International Bond
0.00%, 07/01/2020(a)	BRL	10,100	$2,530	4.35%, 01/08/2027(b)		$10,432	$10,527
Brazil Notas do Tesouro Nacional Serie F				5.25%, 01/08/2047(b)		3,910	4,131
10.00%, 01/01/2025		44,870	13,104	6.63%, 02/17/2037		700	834
10.00%, 01/01/2029		30,125	8,854	Indonesia Treasury Bond
10.00%, 01/01/2021		41,773	12,030	6.63%, 05/15/2033	IDR	78,140,000	4,737
10.00%, 01/01/2023		31,000	9,024	7.50%, 08/15/2032	98,936,000		6,488
Brazilian Government International Bond				8.25%, 06/15/2032	60,140,000		4,201
4.25%, 01/07/2025		$700	707	8.25%, 05/15/2036	231,100,000		16,201
4.63%, 01/13/2028		3,917	3,899	8.38%, 03/15/2024	76,609,000		5,565
5.00%, 01/27/2045		2,225	2,049	8.38%, 09/15/2026	144,000,000		10,368
5.63%, 01/07/2041		902	910	8.38%, 03/15/2034	59,889,000		4,239
5.63%, 02/21/2047		2,552	2,537	8.75%, 05/15/2031	68,915,000		5,043
7.13%, 01/20/2037		650	764	9.00%, 03/15/2029	47,850,000		3,585
Colombia Government International Bond				Instituto Costarricense de Electricidad
4.50%, 01/28/2026		1,400	1,442	6.95%, 11/10/2021		$1,400	1,349
4.50%, 03/15/2029		2,025	2,073	Israel Government International Bond
5.20%, 05/15/2049		13,559	14,026	4.50%, 01/30/2043		750	781
Colombian TES				Ivory Coast Government International Bond
6.25%, 11/26/2025	COP 12,752,900		4,088	5.25%, 03/22/2030(b)	EUR	1,183	1,254
7.00%, 05/04/2022	17,564,600		5,902	5.25%, 03/22/2030		1,786	1,893
7.50%, 08/26/2026	9,675,000		3,312	5.75%, 12/31/2032(b),(k)		$2,263	2,084
Croatia Government International Bond				6.13%, 06/15/2033		4,400	3,927
5.50%, 04/04/2023		$1,350	1,441	6.13%, 06/15/2033(b)		18,302	16,335
Dominican Republic International Bond				6.63%, 03/22/2048	EUR	844	861
6.00%, 07/19/2028(b)		1,798	1,852	KazAgro National Management Holding JSC
6.85%, 01/27/2045(b)		1,605	1,657	4.63%, 05/24/2023(b)		$1,244	1,260
Ecuador Government International Bond				Kenya Government International Bond
7.88%, 01/23/2028		450	399	6.88%, 06/24/2024		5,194	5,183
7.88%, 01/23/2028(b)		1,635	1,450	6.88%, 06/24/2024(b)		647	646
8.88%, 10/23/2027(b)		3,505	3,273	8.25%, 02/28/2048(b)		9,698	9,324
8.88%, 10/23/2027		3,000	2,801	Kuwait International Government Bond
10.75%, 01/31/2029(b)		8,335	8,504	3.50%, 03/20/2027		750	751
10.75%, 03/28/2022		2,000	2,113	Lebanon Government International Bond
Egypt Government International Bond				5.45%, 11/28/2019		607	594
4.75%, 04/16/2026(b)	EUR	1,896	2,025	6.15%, 06/19/2020		509	474
5.63%, 04/16/2030(b)		8,641	8,951	6.25%, 11/04/2024		3,002	2,497
6.88%, 04/30/2040(b)		$876	753	6.38%, 03/09/2020		5,048	4,840
7.90%, 02/21/2048(b)		890	819	8.25%, 04/12/2021		6,438	6,116
7.90%, 02/21/2048		2,437	2,243	Mexican Bonos
8.50%, 01/31/2047(b)		7,468	7,180	6.50%, 06/09/2022	MXN	185,690	9,222
8.50%, 01/31/2047		400	385	8.00%, 11/07/2047		99,300	4,764
El Salvador Government International Bond				8.50%, 05/31/2029		142,610	7,447
7.38%, 12/01/2019		1,565	1,581	10.00%, 11/20/2036		69,040	4,020
7.65%, 06/15/2035		610	610	Mexico Government International Bond
Export Credit Bank of Turkey				4.75%, 03/08/2044		$1,100	1,036
6.13%, 05/03/2024(b)		5,000	4,722	Morocco Government International Bond
Export-Import Bank of India				4.25%, 12/11/2022		1,400	1,414
3.88%, 02/01/2028		1,000	948	Nigeria Government International Bond
Gabon Government International Bond				6.50%, 11/28/2027(b)		2,640	2,522
6.38%, 12/12/2024(b)		7,350	7,024	6.50%, 11/28/2027		4,878	4,660
6.95%, 06/16/2025(b)		1,453	1,395	7.70%, 02/23/2038		8,116	7,791
Ghana Government International Bond				8.75%, 01/21/2031(b)		2,650	2,801
7.63%, 05/16/2029(b)		4,615	4,389	9.25%, 01/21/2049(b)		5,560	5,891
10.75%, 10/14/2030		3,437	4,040	Oman Government International Bond
10.75%, 10/14/2030(b)		4,264	5,012	4.13%, 01/17/2023(b)		12,471	11,749
Guatemala Government Bond				5.38%, 03/08/2027(b)		906	819
5.75%, 06/06/2022		1,400	1,463	5.63%, 01/17/2028(b)		924	840
Honduras Government International Bond				6.50%, 03/08/2047(b)		739	620
6.25%, 01/19/2027		750	770	6.75%, 01/17/2048		475	405
Hungary Government Bond				6.75%, 01/17/2048(b)		2,025	1,725
2.50%, 10/24/2024	HUF	3,111,690	11,391	Oman Sovereign Sukuk SAOC
3.00%, 06/26/2024	1,727,370		6,550	4.40%, 06/01/2024		1,100	1,018
3.00%, 10/27/2027	1,138,180		4,190	Panama Government International Bond
Hungary Government International Bond				4.50%, 04/16/2050		2,410	2,418
6.38%, 03/29/2021		$200	212	Papua New Guinea Government International
				Bond
				8.38%, 10/04/2028(b)		5,534	5,921

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)				Sovereign (continued)
Peru Government Bond				Ukraine Government International Bond
5.94%, 02/12/2029(b)	PEN	12,100	$3,716	0.00%, 05/31/2040(a),(k)		$12,826	$7,824
Perusahaan Penerbit SBSN Indonesia III				7.75%, 09/01/2019(b)		9,015	9,017
4.40%, 03/01/2028(b)		$5,400	5,407	7.75%, 09/01/2020		11,085	10,974
4.55%, 03/29/2026		1,150	1,164	7.75%, 09/01/2026(b)		2,157	1,960
Peruvian Government International Bond				7.75%, 09/01/2027		2,499	2,253
5.63%, 11/18/2050		700	852	8.99%, 02/01/2024(b)		1,371	1,347
5.70%, 08/12/2024(b)	PEN	17,571	5,488	9.75%, 11/01/2028(b)		4,660	4,622
8.20%, 08/12/2026(b)		14,969	5,291	Ukreximbank Via Biz Finance PLC
Philippine Government International Bond				9.75%, 01/22/2025		4,010	3,882
9.50%, 02/02/2030		$900	1,356	Uruguay Government International Bond
Qatar Government International Bond				5.10%, 06/18/2050		750	771
5.10%, 04/23/2048(b)		1,632	1,751	9.88%, 06/20/2022	UYU	579,030	17,849
5.10%, 04/23/2048		1,170	1,255	Venezuela Government International Bond
5.75%, 01/20/2042(b)		753	884	0.00%, 10/13/2019(a)		$15,701	4,749
Republic of Angola Via Avenir II BV				0.00%, 05/07/2023(a)		9,395	2,966
10.37%, 07/01/2023		23,165	25,250	0.00%, 09/15/2027(a)		13,395	4,470
6 Month USD LIBOR + 7.50%				0.00%, 08/05/2031(a)		6,825	2,257
Republic of Angola Via Northern Lights III BV				Vietnam Government International Bond
7.00%, 08/17/2019		1,319	1,322	4.80%, 11/19/2024		1,200	1,255
Republic of Cameroon International Bond				Zambia Government International Bond
9.50%, 11/19/2025(b)		4,009	4,288	5.38%, 09/20/2022(b)		5,282	4,130
9.50%, 11/19/2025		2,516	2,691	5.38%, 09/20/2022		1,972	1,542
Republic of Poland Government Bond				8.50%, 04/14/2024(b)		8,631	7,121
3.25%, 07/25/2025	PLN	28,089	7,932				$903,823
4.00%, 10/25/2023		22,600	6,603	Supranational Bank - 0.41%
Republic of Poland Government International				Africa Finance Corp
Bond				3.88%, 04/13/2024(b)		3,400	3,240
3.25%, 04/06/2026		$900	893	Asian Development Bank
Republic of South Africa Government Bond				6.45%, 08/08/2021	INR	451,240	6,217
6.25%, 03/31/2036	ZAR	459,160	25,352	Banque Ouest Africaine de Developpement
8.75%, 01/31/2044		69,538	4,800	5.00%, 07/27/2027(b)		$3,000	2,933
8.88%, 02/28/2035		95,642	6,859	Eastern & Southern African Trade &
10.50%, 12/21/2026		275,904	23,002	Development Bank
Romania Government Bond				5.38%, 03/14/2022		5,340	5,380
5.80%, 07/26/2027	RON	15,350	3,951	European Bank for Reconstruction &
Romanian Government International Bond				Development
4.88%, 01/22/2024		$1,000	1,038	7.38%, 04/15/2019	IDR	136,270,000	9,731
5.13%, 06/15/2048		500	493	European Investment Bank
Russian Federal Bond - OFZ				7.20%, 07/09/2019	53,020,000		3,776
6.98%, 08/16/2023	RUB	340,512	5,042				$31,277
7.05%, 01/19/2028	1,470,100		21,167	Telecommunications - 2.83%
7.10%, 10/16/2024		250,000	3,689	AT&T Inc
8.50%, 09/17/2031	1,571,500		24,858	2.45%, 03/15/2035	EUR	250	260
Russian Foreign Bond - Eurobond				4.38%, 09/14/2029	GBP	950	1,350
4.38%, 03/21/2029		$800	781	7.00%, 04/30/2040		200	375
4.50%, 04/04/2022		200	204	Axtel SAB de CV
5.25%, 06/23/2047		4,200	4,149	6.38%, 11/14/2024(b)		$3,736	3,587
5.63%, 04/04/2042		800	855	6.38%, 11/14/2024		6,500	6,186
5.88%, 09/16/2043		5,200	5,748	Bharti Airtel Ltd
Saudi Government International Bond				4.38%, 06/10/2025(b)		3,385	3,172
4.38%, 04/16/2029(b)		10,314	10,503	C&W Senior Financing DAC
4.50%, 10/26/2046		487	454	6.88%, 09/15/2027(b)		6,045	5,758
4.63%, 10/04/2047		1,500	1,412	7.50%, 10/15/2026(b)		1,000	993
5.00%, 04/17/2049		1,468	1,454	CenturyLink Inc
5.25%, 01/16/2050(b)		9,500	9,739	5.80%, 03/15/2022		11,126	11,150
Senegal Government International Bond				CommScope Technologies LLC
6.25%, 05/23/2033(b)		972	901	6.00%, 06/15/2025(b)		12,885	12,144
6.75%, 03/13/2048		1,292	1,149	Comunicaciones Celulares SA Via Comcel Trust
Sri Lanka Government International Bond				6.88%, 02/06/2024(b)		3,705	3,829
5.13%, 04/11/2019(b)		4,435	4,434	Consolidated Communications Inc
6.20%, 05/11/2027		1,336	1,244	6.50%, 10/01/2022		7,500	6,862
6.75%, 04/18/2028(b)		4,052	3,886	Digicel Group One Ltd
Turkey Government Bond				8.25%, 12/30/2022(b)		6,522	5,381
12.20%, 01/18/2023	TRY	67,860	11,893	Digicel Group Two Ltd
10.50%, 08/11/2027		11,450	1,854	8.25%, 09/30/2022(b)		7,292	3,902
Turkey Government International Bond				9.13%, PIK 0.00%, 04/01/2024(b),(k),(l)		11,723	5,158
7.25%, 12/23/2023		$3,540	3,711

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)				Transportation (continued)
Embarq Corp				FedEx Corp
8.00%, 06/01/2036		$1,155	$1,091	4.55%, 04/01/2046		$2,650	$2,475
Frontier Communications Corp				Hidrovias International Finance SARL
7.13%, 01/15/2023		1,700	1,011	5.95%, 01/24/2025		700	659
GTT Communications Inc				Lima Metro Line 2 Finance Ltd
7.88%, 12/31/2024(b)		21,468	18,892	5.88%, 07/05/2034(b)		2,415	2,463
Hughes Satellite Systems Corp				Navios Maritime Acquisition Corp / Navios
7.63%, 06/15/2021		15,000	15,900	Acquisition Finance US Inc
IHS Netherlands Holdco BV				8.13%, 11/15/2021(b)		2,453	1,852
9.50%, 10/27/2021(b)		4,170	4,294	Pelabuhan Indonesia II PT
Koninklijke KPN NV				5.38%, 05/05/2045(b)		4,725	4,489
5.75%, 09/17/2029	GBP	1,950	2,931				$16,917
7.00%, 03/28/2073(b),(j)		$400	414	Trucking & Leasing - 0.12%
USD Swap Semi-Annual 10 Year + 5.33%				Avolon Holdings Funding Ltd
7.00%, 03/28/2073(j)		2,000	2,070	5.13%, 10/01/2023(b)		695	706
USD Swap Semi-Annual 10 Year + 5.33%				5.50%, 01/15/2023(b)		765	780
Level 3 Financing Inc				DAE Funding LLC
5.13%, 05/01/2023		11,100	11,003	5.00%, 08/01/2024		750	737
5.38%, 08/15/2022		1,750	1,764	5.00%, 08/01/2024(b)		5,300	5,210
Millicom International Cellular SA				5.25%, 11/15/2021(b)		1,210	1,219
6.63%, 10/15/2026(b)		665	680	Park Aerospace Holdings Ltd
MTN Mauritius Investments Ltd				5.50%, 02/15/2024(b)		500	507
6.50%, 10/13/2026(b)		5,000	5,034				$9,159
Nokia OYJ				TOTAL BONDS			$5,348,479
2.00%, 03/15/2024	EUR	400	469			Principal
Oi SA				CONVERTIBLE BONDS - 0.03%	Amount (000's) Value (000's)
10.00%, PIK 4.00%, 07/27/2025(k),(l)		$3,765	3,812	Mining - 0.03%
Oztel Holdings SPC Ltd				Mirabela Nickel Ltd
6.63%, 04/24/2028(b)		2,720	2,563	0.00%, 06/24/2019(a),(b)		6,966	2,159
Sixsigma Networks Mexico SA de CV				TOTAL CONVERTIBLE BONDS			$2,159
7.50%, 05/02/2025(b)		3,298	3,141	CREDIT LINKED STRUCTURED NOTES		Principal
Sprint Capital Corp				- 0.30%	Amount (000's) Value (000's)
8.75%, 03/15/2032		2,255	2,475	Sovereign - 0.30%
Sprint Communications Inc				Egypt Treasury Bill - Goldman Sachs & Co
6.00%, 11/15/2022		7,590	7,676	0.00%, 04/18/2019(a),(c)	EGP	372,600	20,374
Sprint Corp				Republic of Iraq - Merrill Lynch
7.13%, 06/15/2024		12,875	13,173	2.54%, 01/07/2028(c),(e)	JPY	402,715	2,521
7.88%, 09/15/2023		7,485	7,953				$22,895
Sprint Spectrum Co LLC / Sprint Spectrum Co II				TOTAL CREDIT LINKED STRUCTURED NOTES			$22,895
LLC / Sprint Spectrum Co III LLC				SENIOR FLOATING RATE INTERESTS		Principal
3.36%, 03/20/2023(b)		2,922	2,906	- 7.63%	Amount (000's) Value (000's)
Telecom Italia SpA/Milano
3.25%, 01/16/2023	EUR	500	575	Aerospace & Defense - 0.01%
3.63%, 05/25/2026		500	550	Jazz Acquisition Inc
5.30%, 05/30/2024(b)		$2,415	2,294	9.55%, 06/19/2022(n)		$790	$735
Telefonica Celular del Paraguay SA				US LIBOR + 6.75%
6.75%, 12/13/2022(b)		2,690	2,720	Automobile Parts & Equipment - 0.56%
Telefonica Europe BV				Dexko Global Inc
3.75%, 12/31/2049(h),(j)	EUR	1,000	1,171	11.05%, 07/24/2025(n)		21,140	21,034
EUR Swap Annual (VS 6 Month) 5 Year				US LIBOR + 8.25%
+ 3.86%				Truck Hero Inc
T-Mobile USA Inc				10.75%, 05/16/2025(n)		22,010	21,735
5.13%, 04/15/2025		$1,575	1,591	US LIBOR + 8.25%
6.50%, 01/15/2026		2,130	2,252				$42,769
Turk Telekomunikasyon AS				Building Materials - 0.03%
4.88%, 06/19/2024		1,000	915	NCI Building Systems Inc
Turkcell Iletisim Hizmetleri AS				6.55%, 04/12/2025(n)		2,637	2,508
5.80%, 04/11/2028		2,200	2,015	US LIBOR + 3.75%
5.80%, 04/11/2028(b)		5,150	4,718	Commercial Services - 0.42%
ViaSat Inc				KUEHG Corp
5.63%, 09/15/2025(b)		17,925	16,849	11.05%, 08/22/2025(n)		14,160	14,019
Vodafone Group PLC				Learning Care Group US No 2 Inc
5.00%, 05/30/2038		1,900	1,839	10.02%, 03/13/2026(n)		14,850	14,664
			$216,848	US LIBOR + 7.50%
Transportation - 0.22%				Refinitiv US Holdings Inc
BNSF Funding Trust I				6.27%, 09/18/2025(n)		3,175	3,046
6.61%, 12/15/2055(j)		4,610	4,979	US LIBOR + 3.75%
3 Month USD LIBOR + 2.35%							$31,729

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Computers - 0.43%			Investment Companies (continued)
Optiv Security Inc			Zest Acquisition Corp
9.77%, 01/13/2025(n)	$7,710	$7,093	10.02%, 03/06/2026(n)	$11,260	$10,697
US LIBOR + 7.25%			US LIBOR + 7.50%
Peak 10 Holding Corp					$24,030
9.79%, 07/24/2025(n)	21,350	18,441	Iron & Steel - 0.02%
US LIBOR + 7.25%			Miami Valley Steel Services Inc
TierPoint LLC			10.00%, 01/20/2023(c),(n)	1,834	1,834
9.77%, 05/05/2025(n)	7,760	7,318	Lodging - 0.33%
US LIBOR + 7.25%			Parq Holdings LP
		$32,852	10.06%, 12/17/2020(n)	25,102	24,914
Cosmetics & Personal Care - 0.25%			US LIBOR + 7.50%
Wellness Merger Sub Inc			Machinery - Diversified - 0.27%
11.56%, 06/27/2025(n)	19,410	19,434	Engineered Machinery Holdings Inc
Electric - 0.03%			10.05%, 07/25/2025(n)	21,223	20,675
Panda Liberty LLC			US LIBOR + 7.25%
9.30%, 08/21/2020(n)	2,235	1,944	Mining - 0.04%
US LIBOR + 6.50%			Aleris International Inc
Electronics - 0.06%			7.25%, 02/08/2023(n)	2,734	2,730
Deliver Buyer Inc			US LIBOR + 4.75%
7.71%, 05/01/2024(n)	4,460	4,415	Miscellaneous Manufacturers - 0.40%
US LIBOR + 5.00%			UTEX Industries Inc
Healthcare - Services - 1.73%			6.54%, 05/21/2021(n)	11,782	11,090
Aveanna Healthcare LLC			US LIBOR + 4.00%
8.02%, 03/18/2024(n)	5,447	5,392	9.77%, 05/22/2022(n)	21,490	19,314
US LIBOR + 5.50%			US LIBOR + 7.25%
10.52%, 03/16/2025(n)	23,880	22,940			$30,404
US LIBOR + 8.00%			Pharmaceuticals - 0.80%
Dentalcorp Perfect Smile ULC			Lanai Holdings III Inc
6.27%, 06/01/2025(n)	1,788	1,747	11.03%, 08/14/2023(n)	25,190	22,671
US LIBOR + 3.75%			US LIBOR + 8.50%
6.27%, 06/06/2025(n)	329	322	Packaging Coordinators Midco Inc
US LIBOR + 3.75%			11.56%, 06/29/2024(n)	24,050	23,930
10.02%, 06/08/2026(n)	2,248	2,192	US LIBOR + 8.75%
US LIBOR + 7.50%			PharMerica Corp
10.02%, 06/01/2026(n)	12,120	11,817	10.26%, 12/07/2025(n)	15,140	14,988
US LIBOR + 7.50%			US LIBOR + 7.75%
Envision Healthcare Corp					$61,589
6.27%, 09/26/2025(n)	12,500	11,756	Software - 0.90%
US LIBOR + 3.75%			Evergreen Skills Lux Sarl
One Call Corp			7.27%, 04/23/2021(n)	31,884	25,929
7.76%, 11/27/2022(n)	16,993	14,986	US LIBOR + 4.75%
US LIBOR + 5.25%			10.77%, 04/28/2022(n)	19,520	9,994
Sound Inpatient Physicians Inc			US LIBOR + 8.25%
9.27%, 06/26/2026(n)	6,550	6,452	MH Sub I LLC
US LIBOR + 6.75%			10.02%, 09/15/2025(n)	18,920	18,163
US Renal Care Inc			US LIBOR + 7.50%
10.80%, 11/17/2023(n)	57,095	54,811	Vertafore Inc
US LIBOR + 8.00%			10.05%, 06/04/2026(n)	15,625	15,134
		$132,415	US LIBOR + 7.25%
Home Furnishings - 0.00%					$69,220
Targus Group International Inc			TOTAL SENIOR FLOATING RATE INTERESTS		$584,169
0.00%, 05/24/2016(a),(c),(e),(n)	880	—	U.S. GOVERNMENT & GOVERNMENT	Principal
US LIBOR + 9.50%			AGENCY OBLIGATIONS - 0.05%	Amount (000's) Value (000's)
Insurance - 0.58%			U.S. Treasury - 0.05%
Asurion LLC			1.38%, 01/31/2020	$4,000	$3,954
9.02%, 08/04/2025(n)	14,500	14,573	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
US LIBOR + 6.50%			OBLIGATIONS		$3,954
9.02%, 08/04/2025(n)	29,810	29,959	Total Investments		$7,576,224
US LIBOR + 6.50%			Other Assets and Liabilities - 1.06%		81,106
Internet - 0.46%			TOTAL NET ASSETS - 100.00%		$7,657,330
Ten-X LLC
10.52%, 09/29/2025(c),(e),(n)	35,440	35,440
Investment Companies - 0.31%
Masergy Holdings Inc
10.31%, 12/16/2024(n)	13,674	13,333
US LIBOR + 7.50%

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

January 31, 2019 (unaudited)

(a)	Non-income producing security		Portfolio Summary (unaudited)
(b)	Security exempt from registration under Rule 144A of the Securities Act of	Country		Percent
	1933. These securities may be resold in transactions exempt from registration,	United States		65.61%
	normally to qualified institutional buyers. At the end of the period, the value of	Canada		3.41%
	these securities totaled $2,754,264 or 35.97% of net assets.	United Kingdom		2.53%
(c)	Fair value of these investments is determined in good faith by the Manager	Argentina		2.01%
	under procedures established and periodically reviewed by the Board of	Mexico		1.89%
	Directors. Certain inputs used in the valuation may be unobservable; however,	Netherlands		1.78%
	each security is evaluated individually for purposes of ASC 820 which results	Luxembourg		1.47%
	in not all securities being identified as Level 3 of the fair value hierarchy. At	Indonesia		1.41%
	the end of the period, the fair value of these securities totaled $213,570 or	Japan		0.99%
	2.79% of net assets.	South Africa		0.97%
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more	Brazil		0.90%
	information.	Russian Federation		0.88%
(e)	The value of these investments was determined using significant unobservable	Cayman Islands		0.83%
	inputs.	Turkey		0.75%
(f)	Affiliated Security. Security is either an affiliate (and registered under the	France		0.71%
	Investment Company Act of 1940) or an affiliate as defined by the Investment	Supranational		0.65%
	Company Act of 1940 (controls 5.0% or more of the outstanding voting	Egypt		0.56%
	shares of the security). Please see affiliated sub-schedule for transactional	Australia		0.53%
	information.	Ukraine		0.50%
(g)	Current yield shown is as of period end.	Virgin Islands, British		0.49%
(h)	Perpetual security. Perpetual securities pay an indefinite stream of interest,	Venezuela		0.46%
	but they may be called by the issuer at an earlier date. Date shown, if any,	Colombia		0.43%
	reflects the next call date or final legal maturity date. Rate shown is as of	Bermuda		0.40%
	period end.	Nigeria		0.36%
(i)	Security purchased on a when-issued basis.	Cote d'Ivoire		0.34%
(j)	Rate shown is as of period end. The rate may be a variable or floating rate or	Ecuador		0.33%
	a fixed rate which may convert to a variable or floating rate in the future.	Germany		0.33%
(k)	Certain variable rate securities are not based on a published reference rate	Ireland		0.31%
	and spread but are determined by the issuer or agent and are based on current	Saudi Arabia		0.31%
	market conditions. These securities do not indicate a reference rate and	Singapore		0.30%
	spread in their description. Rate shown is the rate in effect as of period end.	Hungary		0.29%
(l)	Payment in kind; the issuer has the option of paying additional securities in	Chile		0.28%
	lieu of cash.	Switzerland		0.28%
(m)	Security is an Interest Only Strip.	Hong Kong		0.28%
(n)	Rate information disclosed is based on an average weighted rate of the	China		0.27%
	underlying tranches as of period end.	Jersey, Channel Islands		0.26%
		Austria		0.26%
		Spain		0.26%
		Uruguay		0.24%
		Oman		0.22%
		Peru		0.21%
		Italy		0.21%
		Poland		0.20%
		Kenya		0.20%
		Korea, Republic Of		0.19%
		Sweden		0.19%
		Lebanon		0.19%
		Ghana		0.18%
		United Arab Emirates		0.17%
		Zambia		0.17%
		India		0.14%
		Bahrain		0.14%
		Sri Lanka		0.13%
		Kazakhstan		0.12%
		Gabon		0.11%
		Panama		0.10%
		Cameroon		0.09%
		Mauritius		0.08%
		Israel		0.08%
		Norway		0.08%
		Papua New Guinea		0.08%
		Romania		0.07%
		Angola		0.06%
		Dominican Republic		0.06%
		Finland		0.05%
		Qatar		0.05%
		Mongolia		0.04%
		Paraguay		0.04%
		Philippines		0.03%
		Malaysia		0.03%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2019 (unaudited)

Portfolio Summary (unaudited) (continued)
Country (continued)		Percent (continued)
Taiwan, Province Of China		0.03%
Isle of Man		0.03%
El Salvador		0.03%
Iraq		0.03%
Thailand		0.03%
Croatia		0.02%
Puerto Rico		0.02%
Vietnam		0.02%
Senegal		0.02%
Costa Rica		0.02%
Guernsey		0.02%
New Zealand		0.02%
Morocco		0.02%
Guatemala		0.02%
Portugal		0.01%
Kuwait		0.01%
Honduras		0.01%
Belgium		0.01%
Other Assets and Liabilities		1.06%
TOTAL NET ASSETS		100.00%

Affiliated Securities		October 31, 2018	Purchases			Sales		January 31, 2019
		Value	Cost			Proceeds			Value
Principal Government Money Market Fund 2.32%		$296,134		$1,769,042		$1,715,535	$		349,641
		$296,134		$1,769,042		$1,715,535	$		349,641

		Realized Gain/Loss				Realized Gain from		Change in Unrealized
		Income		on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%		$1,252 $		— $		— $			—
		$1,252 $		— $		— $			—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date				Cost		Value	Percent of Net Assets
Aspect Software Inc		05/25/2016-11/25/2016				$5,426		$—	0.00%
Cengage Learning Holdings II Inc		03/31/2014				1,099		129	0.00%
Material Sciences Corp - 10.64%, 01/09/2024		12/22/2016-06/29/2018				23,123		22,010	0.29%
Material Sciences Corp - Warrants		12/22/2016				2,011		5,047	0.07%
Milagro Oil & Gas Inc		12/02/2016				761		193	0.00%
Real Alloy Holding Inc - 12.39%, 11/30/2023		05/31/2018				20,356		20,356	0.27%
SportsNet New York - 10.25%, 01/15/2025		12/27/2017				19,789		21,094	0.28%
Targus Group International Inc		03/15/2016				154		69	0.00%
VICI Properties Inc		01/17/2019-01/30/2019				2,229		2,277	0.03%
Total								$71,175	0.94%
Amounts in thousands.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept		Currency to Deliver				Asset	Liability
Barclays Bank PLC	02/04/2019	EUR	6,690			$7,664	$	— $	(6)
Barclays Bank PLC	02/28/2019	CZK	96,616			$4,290		8	—
Barclays Bank PLC	02/28/2019	PLN	53,014			$14,107		151	—
Citigroup Inc	02/04/2019	GBP	1,293			$1,698		—	(2)
Goldman Sachs & Co	02/22/2019		$1,345		CLP	903,565		—	(33)
Goldman Sachs & Co	02/22/2019	CLP	17,230,460			$25,239		1,048	—
Goldman Sachs & Co	03/15/2019		$4,516		RUB	305,674		—	(133)
Goldman Sachs & Co	03/15/2019		$4,460		RUB	292,787		7	—
JPMorgan Chase	02/04/2019		$9,489		BRL	35,277		—	(183)
JPMorgan Chase	02/04/2019	BRL	35,277			$9,022		650	—
JPMorgan Chase	02/13/2019	ARS	298,490			$7,247		686	—
JPMorgan Chase	02/22/2019	ARS	14,227			$340		35	—
JPMorgan Chase	02/28/2019	TRY	44,923			$8,328		273	—
JPMorgan Chase	03/06/2019	BRL	74,732			$20,254		209	—
JPMorgan Chase	03/11/2019		$2,731		JPY	292,883		35	—
JPMorgan Chase	03/22/2019		$21,059		MXN	403,170		111	—
JPMorgan Chase	03/27/2019	ARS	311,540			$7,739		194	—
Standard Chartered Bank, Hong Kong	02/04/2019	BRL	26,915			$6,954		426	—

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date		Currency to Accept		Currency to Deliver					Asset		Liability
Standard Chartered Bank, Hong Kong		02/04/2019			$7,156		BRL		26,944	$	— $			(232)
Standard Chartered Bank, Hong Kong		02/08/2019		COP	13,696,200	$			4,200		211			—
Standard Chartered Bank, Hong Kong		02/11/2019		INR	551,245	$			7,767		—			(18)
Standard Chartered Bank, Hong Kong		02/19/2019			$1,001		CLP		665,700		—			(15)
Standard Chartered Bank, Hong Kong		02/19/2019		CLP	6,219,619	$			9,225		263			—
Standard Chartered Bank, Hong Kong		02/20/2019		RUB	223,530	$			3,358		55			—
Standard Chartered Bank, Hong Kong		02/28/2019			$4,656		TRY		24,539		—			(42)
Standard Chartered Bank, Hong Kong		02/28/2019		TRY	24,904	$			4,659		109			—
Toronton Dominion Bank		02/28/2019			$6,866		MXN		130,973		38			—
Toronton Dominion Bank		02/28/2019		MXN	44,413	$			2,328		—			(13)
Total											$4,509			$(677)
Amounts in thousands.

Credit Default Swaps

Sell Protection
		Implied Credit
		Spread as of		(Pay)/					Upfront		Unrealized
		January 31,		Receive Fixed	Payment			Notional	Payments/		Appreciation/		Fair Value (c)
Counterparty	Reference Entity	2019	(a)	Rate	Frequency	Maturity Date		Amount (b)	(Receipts)		(Depreciation)		Asset---- Liability
Credit Suisse	Republic of Ecuador	5.10%		5.00%	Quarterly	12/20/2019		$6,700	$(98	)$	92	$	— $	(6)
	International Bond,
	7.88%, 01/23/2028
Total									$(98	)$	92	$	— $	(6)
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $6,700.

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps

						Notional Amount		Notional Amount	Upfront	Unrealized
			Payment			of Currency		of Currency	Payments/	Appreciation/		Fair Value
Counterparty	Fund Receives	Fund Pays	Frequency		Maturity Date	Received		Delivered	(Receipts)	(Depreciation)		Asset ----Liability
Goldman Sachs	8.67%	3.75%	Semiannual		01/11/2028	MXN	346,305	$17,570	$(308)$	(356)$			— $	(664)
& Co
Total									$(308)$	(356)$			— $	(664)
Amounts in thousands.

Exchange Cleared Interest Rate Swaps

			(Pay)/						Unrealized			Upfront
			Receive		Payment				Appreciation/			Payments/
Floating Rate Index			Floating Rate	Fixed Rate	Frequency		Maturity Date	Notional Amount		(Depreciation)		(Receipts)		Fair Value
3 Month Johannesburg Interbank Agreed Rate			Pay	7.23%	Quarterly		04/30/2023	ZAR 373,000 $		(98	)$	(4	)$	(102)
Total										$(98	)$	(4	)$	(102)
Amounts in thousands.

See accompanying notes.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2019 (unaudited)

COMMON STOCKS - 97.53%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Holding Companies - Diversified - 0.04%			REITs (continued)
Keppel Corp Ltd	328,700	$1,495	Physicians Realty Trust	1,011,789	$18,323
Lodging - 3.62%			PLA Administradora Industrial S de RL de CV	3,357,050	4,775
City Developments Ltd	6,380,000	43,667	Prologis Inc	1,715,165	118,621
Extended Stay America Inc	699,769	11,966	Prologis Property Mexico SA de CV	2,600,110	4,532
Hilton Grand Vacations Inc (a)	547,611	16,615	Public Storage	91,472	19,440
Hilton Worldwide Holdings Inc	659,866	49,147	Regency Centers Corp	872,772	56,730
		$121,395	Rexford Industrial Realty Inc	1,254,663	42,157
Real Estate - 20.56%			Saul Centers Inc	170,874	9,049
Aroundtown SA	3,127,205	27,662	Segro PLC	8,556,937	72,740
Castellum AB	1,142,968	21,668	Simon Property Group Inc	595,360	108,427
Deutsche Wohnen SE	2,531,504	126,467	Spirit Realty Capital Inc	839,841	33,358
Entra ASA (b)	1,559,320	22,596	STORE Capital Corp	1,779,931	57,527
Fabege AB	1,908,844	27,854	Sun Communities Inc	456,979	50,227
Heiwa Real Estate Co Ltd	959,200	17,724	Sunstone Hotel Investors Inc	2,163,519	30,938
Hongkong Land Holdings Ltd	6,594,285	47,439	Tanger Factory Outlet Centers Inc	568,906	12,943
LEG Immobilien AG	278,149	32,674	Taubman Centers Inc	343,250	17,094
Leopalace21 Corp	4,351,400	20,617	Unibail-Rodamco-Westfield	98,252	17,671
Mitsubishi Estate Co Ltd	5,404,400	95,720	UNITE Group PLC/The	3,293,610	39,335
Mitsui Fudosan Co Ltd	3,510,193	85,280	VICI Properties Inc (c)	244,018	5,254
New World Development Co Ltd	38,553,000	60,804	Vicinity Centres	13,426,004	25,561
Sino Land Co Ltd	11,686,000	21,015	Welltower Inc	1,210,746	93,821
Sun Hung Kai Properties Ltd	3,106,000	52,095	Weyerhaeuser Co	417,874	10,965
TLG Immobilien AG	598,807	18,385			$2,397,036
Wihlborgs Fastigheter AB	881,792	11,504	Software - 1.25%
		$689,504	InterXion Holding NV (a)	695,526	41,759
REITs - 71.48%			Storage & Warehousing - 0.58%
Alexandria Real Estate Equities Inc	642,744	84,656	Safestore Holdings PLC	2,585,281	19,568
Allied Properties Real Estate Investment Trust	503,430	18,084	TOTAL COMMON STOCKS		$3,270,757
American Homes 4 Rent	1,591,657	35,192	INVESTMENT COMPANIES - 1.65%	Shares Held Value (000's)
American Tower Corp	100,776	17,418	Money Market Funds - 1.65%
Apartment Investment & Management Co	1,217,246	60,278	Principal Government Money Market Fund	55,454,950	55,455
AvalonBay Communities Inc	564,519	108,907	2.32%(d),(e)
Big Yellow Group PLC	923,059	11,611	TOTAL INVESTMENT COMPANIES		$55,455
Boston Properties Inc	363,880	47,985	Total Investments		$3,326,212
Camden Property Trust	293,852	28,489	Other Assets and Liabilities - 0.82%		27,387
Canadian Apartment Properties REIT	620,680	22,107	TOTAL NET ASSETS - 100.00%		$3,353,599
CapitaLand Mall Trust	9,294,900	16,598
Corporate Office Properties Trust	343,898	8,491
Crown Castle International Corp	164,598	19,268	(a) Non-income producing security
CubeSmart	1,254,088	38,814	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Daiwa Office Investment Corp	4,429	29,622	1933. These securities may be resold in transactions exempt from registration,
Dexus	4,705,791	39,402	normally to qualified institutional buyers. At the end of the period, the value of
Duke Realty Corp	1,080,526	31,595	these securities totaled $28,898 or 0.86% of net assets.
EPR Properties	532,890	38,933	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Equinix Inc	44,825	17,661	information.
Equity Residential	352,814	25,600	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Essex Property Trust Inc	305,702	82,906	Investment Company Act of 1940) or an affiliate as defined by the Investment
Extra Space Storage Inc	593,491	58,524	Company Act of 1940 (controls 5.0% or more of the outstanding voting
First Industrial Realty Trust Inc	512,450	16,767	shares of the security). Please see affiliated sub-schedule for transactional
Gecina SA	250,531	36,819	information.
Goodman Group	9,873,611	84,033	(e) Current yield shown is as of period end.
GPT Group/The	1,481,006	6,262
Great Portland Estates PLC	1,439,774	13,831
HCP Inc	601,450	18,970
Healthcare Trust of America Inc	1,746,288	49,629
Hudson Pacific Properties Inc	743,737	24,149
Industrial & Infrastructure Fund Investment Corp	11,743	12,547
Inmobiliaria Colonial Socimi SA	3,866,661	39,557
Invincible Investment Corp	45,025	19,595
Invitation Homes Inc	3,385,697	76,144
Japan Hotel REIT Investment Corp	79,573	61,042
Japan Retail Fund Investment Corp	19,208	39,403
Kenedix Retail REIT Corp	5,416	12,902
Kilroy Realty Corp	571,912	40,297
Klepierre SA	718,160	24,611
Link REIT	7,645,000	84,035
Macquarie Mexico Real Estate Management SA	5,788,050	6,302
de CV (a),(b)
Merlin Properties Socimi SA	2,870,650	38,512

See accompanying notes.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2019 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
United States	52.16%
Japan	11.74%
Hong Kong	7.92%
Germany	5.29%
United Kingdom	4.68%
Australia	4.63%
France	2.36%
Spain	2.33%
Singapore	1.83%
Sweden	1.82%
Netherlands	1.25%
Canada	1.20%
Luxembourg	0.83%
Norway	0.67%
Mexico	0.47%
Other Assets and Liabilities	0.82%
TOTAL NET ASSETS	100.00%

Affiliated Securities		October 31, 2018	Purchases	Sales	January 31, 2019
		Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$37,882		$173,897	$156,324	$55,455
	$37,882		$173,897	$156,324	$55,455

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$175 $	— $		— $	—
	$175 $	— $		— $	—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date		Cost	Value	Percent of Net Assets
VICI Properties Inc	01/08/2019-01/28/2019		$4,872	$5,254	0.16%
Total				$5,254	0.16%
Amounts in thousands.

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 0.28%	Shares Held Value (000's)			Principal
Money Market Funds - 0.28%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	4,078,396	$4,078	Commercial Mortgage Backed Securities (continued)
2.32%(a),(b)			Wells Fargo Commercial Mortgage Trust
TOTAL INVESTMENT COMPANIES		$4,078	2015-C31
	Principal		4.61%, 11/15/2048(c)	$6,000	$6,015
BONDS - 29.96%	Amount (000's) Value (000's)		Wells Fargo Commercial Mortgage Trust
Commercial Mortgage Backed Securities - 12.55%			2016-LC25
CD 2017-CD3 Mortgage Trust			4.42%, 12/15/2059(c)	1,000	1,034
3.98%, 02/10/2050(c)	$4,500	$4,492	WFRBS Commercial Mortgage Trust 2013-C14
Citigroup Commercial Mortgage Trust			3.98%, 06/15/2046(c),(e)	2,500	2,302
2016-GC36			WFRBS Commercial Mortgage Trust 2014-C23
4.76%, 02/10/2049(c)	4,400	4,407	4.37%, 10/15/2057(c)	9,700	10,056
COMM 2014-CCRE19 Mortgage Trust			WFRBS Commercial Mortgage Trust 2014-LC14
4.71%, 08/10/2047(c)	3,700	3,778	4.34%, 03/15/2047(c)	8,000	7,952
COMM 2014-UBS5 Mortgage Trust					$180,917
4.61%, 09/10/2047(c)	11,680	11,714	Home Equity Asset Backed Securities - 0.34%
Freddie Mac Multifamily Structured Pass			ACE Securities Corp Mortgage Loan Trust Series
Through Certificates			2007-D1
2.65%, 08/25/2026	7,680	7,443	6.93%, 02/25/2038(c),(e)	5,198	4,904
3.19%, 09/25/2027(c)	9,710	9,696	Mortgage Backed Securities - 16.19%
3.29%, 11/25/2027	6,800	6,834	Citigroup Mortgage Loan Trust 2015-PS1
3.44%, 12/25/2027	7,640	7,775	5.25%, 09/25/2042(c),(e)	7,325	7,853
3.60%, 01/25/2028	8,340	8,581	CSMC Trust 2015-1
3.65%, 02/25/2028(c)	3,250	3,357	3.94%, 01/25/2045(c),(e)	7,501	7,456
3.90%, 04/25/2028	5,300	5,583	EverBank Mortgage Loan Trust 18-1
Ginnie Mae			3.50%, 02/25/2048(c),(e)	4,802	4,750
0.38%, 10/16/2053(c),(d)	14,857	481	Fannie Mae Interest Strip
0.49%, 06/16/2052(c),(d)	26,727	577	3.50%, 12/25/2043(c),(d)	4,561	830
0.52%, 10/16/2054(c),(d)	41,567	1,156	7.00%, 04/25/2024(d)	27	3
0.52%, 06/16/2060(c),(d)	36,103	2,040	Fannie Mae REMICS
0.57%, 12/16/2059(c),(d)	46,982	2,728	1.54%, 06/25/2045(c),(d)	20,304	1,141
0.58%, 08/16/2051(c),(d)	71,935	2,898	2.50%, 02/25/2028(d)	13,086	975
0.58%, 12/16/2053(c),(d)	31,617	1,210	3.00%, 07/25/2032(d)	11,311	1,417
0.58%, 03/16/2060(c),(d)	24,525	1,466	3.00%, 04/25/2042	7,371	7,309
0.61%, 04/16/2047(c),(d)	69,672	2,636	3.00%, 02/25/2043	4,882	4,876
0.61%, 10/16/2054(c),(d)	42,496	1,247	3.00%, 01/25/2046	8,151	8,110
0.64%, 11/16/2045(c),(d)	26,959	958	3.11%, 04/25/2027	8	8
0.69%, 06/16/2054(c),(d)	54,252	1,684	1.00 x 1 Month USD LIBOR + 0.60%
0.72%, 11/16/2052(c),(d)	48,849	2,165	3.50%, 06/25/2033(d)	13,088	1,459
0.76%, 10/16/2054(c),(d)	57,476	2,103	3.50%, 04/25/2034(d)	14,098	1,811
0.78%, 02/16/2053(c),(d)	40,598	1,960	3.50%, 02/25/2036(d)	8,659	1,366
0.78%, 10/16/2059(c),(d)	15,742	1,059	3.50%, 01/25/2040(d)	13,927	1,495
0.80%, 09/16/2053(c),(d)	43,327	1,792	3.50%, 11/25/2042	9,708	10,013
0.81%, 02/16/2053(c),(d)	104,816	5,633	3.50%, 02/25/2043	969	994
0.82%, 01/16/2056(c),(d)	20,372	1,058	3.50%, 02/25/2043(d)	15,931	2,248
0.87%, 02/16/2046(c),(d)	43,784	2,173	3.50%, 07/25/2043(d)	12,260	1,573
0.90%, 03/16/2052(c),(d)	49,874	2,802	3.50%, 08/25/2045	2,931	2,929
0.90%, 06/16/2057(c),(d)	14,551	998	3.50%, 03/25/2048(d)	21,455	2,843
2.60%, 05/16/2059	4,104	3,881	4.00%, 06/25/2039	10,000	10,220
2.60%, 03/16/2060	7,572	7,177	4.00%, 12/25/2039(d)	7,000	840
GS Mortgage Securities Trust 2013-GC13			4.00%, 03/25/2045	6,411	6,884
4.08%, 07/10/2046(c),(e)	5,000	4,722	4.00%, 04/25/2047	3,228	3,468
GS Mortgage Securities Trust 2014-GC20			4.50%, 04/25/2045(d)	23,407	5,415
4.97%, 04/10/2047(c)	2,000	2,005	7.00%, 04/25/2032	840	940
GS Mortgage Securities Trust 2014-GC24			9.00%, 05/25/2020	4	4
4.53%, 09/10/2047(c)	4,200	4,157	Freddie Mac REMICS
JP Morgan Chase Commercial Mortgage			2.50%, 11/15/2032	4,703	4,574
Securities Trust 2013-C16			2.50%, 02/15/2043	2,521	2,451
4.96%, 12/15/2046(c)	8,000	8,425	3.00%, 11/15/2030(d)	5,140	319
JPMDB Commercial Mortgage Securities Trust			3.00%, 06/15/2040	4,815	4,824
2017-C5			3.00%, 10/15/2042	1,570	1,577
4.01%, 03/15/2050(c)	4,420	4,440	3.00%, 05/15/2044	1,588	1,533
JPMDB Commercial Mortgage Securities Trust			3.00%, 04/15/2046	2,896	2,891
2018-C8			3.00%, 11/15/2046	3,584	3,580
4.75%, 06/15/2051(c)	3,700	3,770	3.41%, 02/15/2021	1	1
Wells Fargo Commercial Mortgage Trust			1.00 x 1 Month USD LIBOR + 0.90%
2014-LC16			3.50%, 03/15/2029	4,139	4,272
4.46%, 08/15/2050	500	497	3.50%, 04/15/2040(d)	7,792	635
			3.50%, 07/15/2042	2,972	2,973
			3.50%, 05/15/2043	3,387	3,465

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2019 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Freddie Mac REMICS (continued)			3.50%, 07/01/2046	$9,787	$9,912
3.50%, 09/15/2043	$7,680	$7,771	3.50%, 01/01/2047	13,537	13,675
4.00%, 05/15/2039	4,825	4,955	3.50%, 01/01/2048	10,418	10,539
4.00%, 11/15/2042(d)	9,639	1,656	4.00%, 12/01/2041	4,375	4,544
4.00%, 01/15/2045	7,016	7,542	4.00%, 07/01/2042	3,105	3,225
4.00%, 04/15/2045	2,962	3,141	4.00%, 09/15/2042	2,443	2,551
6.50%, 08/15/2027	78	80	4.00%, 07/01/2043	4,072	4,229
Ginnie Mae			4.00%, 09/01/2044	5,097	5,294
3.00%, 05/16/2037	14,000	13,928	4.00%, 10/01/2045	8,490	8,800
3.00%, 04/20/2047	3,287	2,969	4.00%, 08/01/2047	12,241	12,688
3.25%, 05/20/2045	5,367	5,522	4.00%, 01/01/2048	8,356	8,662
3.50%, 08/20/2039(d)	18,750	1,885	4.00%, 06/01/2048	11,096	11,482
3.50%, 01/20/2043(d)	16,168	3,326	4.50%, 04/01/2041	4,572	4,854
3.50%, 05/20/2043(d)	10,540	2,027	4.50%, 11/01/2043	4,619	4,904
3.50%, 10/20/2044(d)	20,117	3,148	4.85%, 10/01/2032	1	1
3.50%, 11/20/2045	4,500	4,511	1.00 x 12 Month USD LIBOR + 1.98%
4.00%, 11/16/2038	398	404	5.00%, 10/01/2025	48	51
4.00%, 10/20/2043(d)	19,825	2,723	5.00%, 12/01/2032	56	60
4.00%, 04/20/2044(d)	6,033	1,035	5.00%, 02/01/2033	431	460
4.00%, 01/20/2048(d)	9,612	1,852	5.00%, 01/01/2034	4,006	4,281
5.00%, 11/20/2039	3,306	3,583	5.00%, 05/01/2034	87	93
JP Morgan Mortgage Trust 2016-4			5.00%, 07/01/2035	2	2
3.50%, 10/25/2046(c),(e)	4,457	4,392	5.00%, 07/01/2035	36	38
JP Morgan Mortgage Trust 2018-8			5.00%, 10/01/2035	8	9
4.00%, 01/25/2049(c),(e)	4,959	4,931	5.00%, 11/01/2035	319	340
New Residential Mortgage Loan Trust 2015-2			5.00%, 07/01/2044	2,996	3,206
5.55%, 08/25/2055(c),(e)	5,782	6,203	5.00%, 03/01/2048	5,042	5,457
Sequoia Mortgage Trust 2013-2			5.50%, 03/01/2029	1	1
3.64%, 02/25/2043(c)	7,372	7,326	5.50%, 05/01/2033	8	9
Sequoia Mortgage Trust 2017-5			5.50%, 10/01/2033	12	13
3.50%, 08/25/2047(c),(e)	1,483	1,454	5.50%, 12/01/2033	306	333
Sequoia Mortgage Trust 2018-5			5.50%, 07/01/2037	17	19
3.50%, 05/25/2048(c),(e)	4,760	4,664	5.50%, 04/01/2038	7	8
		$233,353	5.50%, 05/01/2038	42	45
Other Asset Backed Securities - 0.88%			6.00%, 01/01/2021	18	18
CNH Equipment Trust 2016-C			6.00%, 06/01/2028	6	7
1.76%, 09/15/2023	1,600	1,571	6.00%, 05/01/2031	75	83
TAL Advantage V LLC			6.00%, 10/01/2031	2	2
3.33%, 05/20/2039(e)	3,117	3,103	6.00%, 02/01/2032	15	17
Towd Point Mortgage Trust			6.00%, 09/01/2032	49	53
4.25%, 10/25/2053(c),(e)	5,000	5,161	6.00%, 11/01/2033	152	164
Towd Point Mortgage Trust 2017-6			6.00%, 11/01/2033	369	400
3.25%, 10/25/2057(c),(e)	3,200	2,850	6.00%, 09/01/2034	64	70
		$12,685	6.00%, 02/01/2035	61	67
TOTAL BONDS		$431,859	6.00%, 10/01/2036	41	45
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 03/01/2037	76	82
AGENCY OBLIGATIONS - 69.49%	Amount (000's) Value (000's)		6.00%, 05/01/2037	112	125
Federal Home Loan Mortgage Corporation (FHLMC) - 15.59%			6.00%, 01/01/2038	10	11
2.50%, 08/01/2027	$1,287	$1,273	6.00%, 03/01/2038	36	39
2.50%, 02/01/2028	3,965	3,921	6.00%, 04/01/2038	97	105
3.00%, 02/01/2027	3,476	3,494	6.00%, 07/01/2038	137	148
3.00%, 01/01/2033	5,064	5,076	6.00%, 10/01/2038	95	104
3.00%, 04/01/2035	2,405	2,412	6.50%, 12/01/2021	77	79
3.00%, 10/01/2042	6,203	6,133	6.50%, 04/01/2022	83	86
3.00%, 10/01/2042	7,282	7,199	6.50%, 05/01/2022	47	47
3.00%, 05/01/2043	2,661	2,629	6.50%, 08/01/2022	23	24
3.00%, 07/01/2045	7,129	7,032	6.50%, 05/01/2023	58	59
3.00%, 10/01/2046	8,521	8,414	6.50%, 07/01/2023	2	2
3.00%, 01/01/2047	7,061	6,973	6.50%, 07/01/2025	1	1
3.50%, 11/01/2026	1,917	1,952	6.50%, 09/01/2025	1	1
3.50%, 02/01/2032	3,987	4,068	6.50%, 10/01/2025	1	1
3.50%, 04/01/2032	3,498	3,569	6.50%, 03/01/2029	36	40
3.50%, 12/01/2041	2,543	2,577	6.50%, 04/01/2031	147	160
3.50%, 04/01/2042	7,543	7,644	6.50%, 10/01/2031	51	57
3.50%, 07/01/2042	8,447	8,559	6.50%, 02/01/2032	8	8
3.50%, 08/01/2043	5,726	5,802	6.50%, 04/01/2032	7	8
3.50%, 02/01/2044	6,445	6,509	6.50%, 04/01/2035	5	6
3.50%, 08/01/2045	6,802	6,900	6.50%, 02/01/2037	28	31

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund January 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
7.00%, 07/01/2024	$2	$2	4.00%, 01/01/2034	$1,256	$1,304
7.00%, 01/01/2028	244	259	4.00%, 10/01/2037	6,668	6,873
7.00%, 06/01/2029	78	86	4.00%, 09/01/2040	2,707	2,796
7.00%, 01/01/2031	1	1	4.00%, 02/01/2042	2,114	2,188
7.00%, 04/01/2031	53	57	4.00%, 01/01/2043	2,051	2,131
7.00%, 10/01/2031	83	91	4.00%, 03/01/2043	3,781	3,912
7.00%, 04/01/2032	140	159	4.00%, 08/01/2043	7,025	7,310
7.50%, 12/01/2030	3	3	4.00%, 04/01/2044	2,811	2,925
7.50%, 02/01/2031	1	2	4.00%, 08/01/2044	9,876	10,276
7.50%, 02/01/2031	15	16	4.00%, 08/01/2044	3,769	3,921
8.00%, 08/01/2030	1	1	4.00%, 11/01/2044	2,959	3,079
8.50%, 07/01/2029	73	77	4.00%, 12/01/2044	6,094	6,341
		$224,825	4.00%, 02/01/2045	5,084	5,290
Federal National Mortgage Association (FNMA) - 40.97%			4.00%, 07/01/2045	5,781	5,956
2.00%, 08/01/2028	2,377	2,307	4.00%, 08/01/2045	5,975	6,218
2.00%, 07/01/2030	6,064	5,825	4.00%, 09/01/2045	10,269	10,685
2.50%, 06/01/2027	4,768	4,719	4.00%, 05/01/2046	12,034	12,486
2.50%, 05/01/2028	2,080	2,058	4.00%, 07/01/2046	7,615	7,911
2.50%, 08/01/2028	2,804	2,775	4.00%, 07/01/2047	7,889	8,168
2.50%, 03/01/2030	6,323	6,239	4.00%, 10/01/2047	6,474	6,696
2.50%, 12/01/2031	8,203	8,075	4.00%, 12/01/2047	5,367	5,560
3.00%, 04/01/2027	3,224	3,241	4.00%, 02/01/2048	7,768	8,028
3.00%, 05/01/2029	5,372	5,387	4.48%, 12/01/2033	86	89
3.00%, 01/01/2030	465	466	1.00 x 12 Month USD LIBOR + 1.60%
3.00%, 08/01/2031	9,402	9,424	4.50%, 12/01/2019	5	5
3.00%, 10/01/2036	6,333	6,312	4.50%, 01/01/2020	19	19
3.00%, 11/01/2042	7,612	7,520	4.50%, 09/01/2025	1,377	1,419
3.00%, 12/01/2042	5,882	5,810	4.50%, 08/01/2039	2,894	3,059
3.00%, 12/01/2042	5,722	5,652	4.50%, 03/01/2041	3,612	3,796
3.00%, 01/01/2043	5,461	5,394	4.50%, 03/01/2042	7,969	8,456
3.00%, 02/01/2043	5,814	5,742	4.50%, 09/01/2043	6,525	6,924
3.00%, 04/01/2043	6,843	6,771	4.50%, 09/01/2043	3,716	3,944
3.00%, 06/01/2043	10,433	10,307	4.50%, 11/01/2043	5,929	6,292
3.00%, 08/01/2043	6,821	6,738	4.50%, 09/01/2044	4,838	5,134
3.00%, 07/01/2045	2,814	2,778	4.50%, 10/01/2044	3,385	3,591
3.00%, 01/01/2046	5,490	5,425	4.50%, 12/01/2044	8,196	8,696
3.00%, 05/01/2046	5,442	5,376	4.50%, 05/01/2045	3,620	3,841
3.00%, 07/01/2046	7,690	7,567	4.50%, 09/01/2045	5,405	5,718
3.00%, 09/01/2046	6,390	6,309	4.50%, 10/01/2045	6,887	7,307
3.00%, 10/01/2046	7,306	7,197	4.50%, 11/01/2045	8,648	9,143
3.00%, 11/01/2046	11,502	11,353	4.50%, 09/01/2048	12,575	13,329
3.00%, 12/01/2046	8,481	8,346	4.75%, 11/01/2033	9	10
3.00%, 01/01/2047	6,470	6,386	1.00 x 6 Month USD LIBOR + 2.26%
3.50%, 08/01/2031	4,703	4,800	5.00%, 01/01/2026	51	54
3.50%, 02/01/2033	9,306	9,496	5.00%, 04/01/2035	146	157
3.50%, 02/01/2042	6,093	6,163	5.00%, 05/01/2035	71	76
3.50%, 06/01/2042	3,171	3,207	5.00%, 07/01/2035	24	26
3.50%, 07/01/2042	4,820	4,881	5.00%, 02/01/2038	1,914	2,061
3.50%, 09/01/2042	8,323	8,427	5.00%, 03/01/2038	1,276	1,374
3.50%, 11/01/2042	4,860	4,921	5.00%, 02/01/2040	6,471	6,975
3.50%, 02/01/2043	1,984	2,014	5.00%, 05/01/2040	2,561	2,761
3.50%, 05/01/2043	4,877	4,945	5.00%, 07/01/2040	1,686	1,817
3.50%, 05/01/2043	2,576	2,614	5.00%, 07/01/2041	7,409	7,988
3.50%, 09/01/2044	14,486	14,701	5.00%, 02/01/2044	3,320	3,570
3.50%, 10/01/2044	6,449	6,544	5.00%, 06/01/2044	3,332	3,584
3.50%, 11/01/2044	5,650	5,754	5.00%, 05/01/2048	5,740	6,214
3.50%, 03/01/2045	3,119	3,157	5.50%, 06/01/2019	2	2
3.50%, 03/01/2045	5,262	5,335	5.50%, 07/01/2019	1	1
3.50%, 06/01/2045	6,530	6,625	5.50%, 07/01/2019	3	3
3.50%, 08/01/2045	5,730	5,815	5.50%, 08/01/2019	1	1
3.50%, 09/01/2045	5,066	5,126	5.50%, 09/01/2019	1	1
3.50%, 10/01/2045	5,749	5,833	5.50%, 06/01/2026	56	59
3.50%, 11/01/2045	10,717	10,856	5.50%, 05/01/2033	79	81
3.50%, 01/01/2046	5,051	5,122	5.50%, 07/01/2033	578	629
3.50%, 03/01/2046	7,112	7,211	5.50%, 02/01/2037	5	5
3.50%, 04/01/2046	7,571	7,671	5.50%, 12/01/2037	794	858
3.50%, 12/01/2046	8,371	8,458	5.50%, 03/01/2038	208	226
3.50%, 10/01/2047	5,372	5,434	6.00%, 12/01/2022	7	8

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 03/01/2029	$37	$40	3.50%, 10/20/2047	$5,191	$5,259
6.00%, 12/01/2031	2	2	3.50%, 11/20/2047	4,955	5,019
6.00%, 12/01/2031	2	2	4.00%, 08/15/2041	4,050	4,204
6.00%, 01/01/2032	126	132	4.00%, 09/15/2041	6,360	6,620
6.00%, 11/01/2032	6	7	4.00%, 03/15/2044	3,997	4,155
6.00%, 04/01/2033	177	187	4.00%, 10/20/2044	3,631	3,747
6.00%, 03/01/2034	134	145	5.00%, 02/15/2034	119	128
6.00%, 09/01/2034	430	455	5.00%, 10/15/2039	2,543	2,729
6.00%, 11/01/2037	11	12	5.50%, 07/20/2033	998	1,091
6.00%, 02/01/2038	49	53	5.50%, 03/20/2034	1,022	1,116
6.00%, 03/01/2038	53	58	5.50%, 05/20/2035	107	117
6.00%, 04/01/2039	626	691	6.00%, 10/15/2023	62	67
6.50%, 09/01/2024	132	143	6.00%, 11/15/2023	24	25
6.50%, 08/01/2028	18	20	6.00%, 11/15/2023	10	11
6.50%, 12/01/2028	33	36	6.00%, 12/15/2023	6	7
6.50%, 02/01/2029	17	18	6.00%, 03/15/2024	10	11
6.50%, 03/01/2029	25	27	6.00%, 04/20/2026	33	35
6.50%, 04/01/2029	23	25	6.00%, 10/20/2028	5	5
6.50%, 06/01/2031	63	68	6.00%, 02/20/2029	58	64
6.50%, 06/01/2031	69	74	6.00%, 09/15/2032	60	64
6.50%, 06/01/2031	71	79	6.00%, 02/15/2033	17	19
6.50%, 12/01/2031	2	2	6.00%, 07/20/2033	791	868
6.50%, 01/01/2032	30	33	6.00%, 08/15/2038	67	72
6.50%, 04/01/2032	195	213	6.50%, 09/15/2023	9	9
6.50%, 04/01/2032	20	21	6.50%, 09/15/2023	14	15
6.50%, 08/01/2032	75	81	6.50%, 09/15/2023	3	4
6.50%, 11/01/2032	358	388	6.50%, 10/15/2023	12	13
6.50%, 11/01/2032	98	105	6.50%, 12/15/2023	12	13
6.50%, 02/01/2033	144	158	6.50%, 12/15/2023	12	13
6.50%, 04/01/2036	5	6	6.50%, 12/15/2023	7	8
6.50%, 08/01/2036	81	94	6.50%, 12/15/2023	3	3
6.50%, 08/01/2036	46	52	6.50%, 01/15/2024	20	22
6.50%, 10/01/2036	35	40	6.50%, 01/15/2024	1	1
6.50%, 11/01/2036	26	30	6.50%, 01/15/2024	4	5
6.50%, 07/01/2037	23	25	6.50%, 01/15/2024	10	11
6.50%, 07/01/2037	14	15	6.50%, 01/15/2024	3	3
6.50%, 08/01/2037	392	446	6.50%, 01/15/2024	2	2
6.50%, 08/01/2037	34	39	6.50%, 03/15/2024	7	7
6.50%, 02/01/2038	25	28	6.50%, 04/15/2024	8	9
6.50%, 05/01/2038	3	3	6.50%, 04/20/2024	4	5
7.00%, 05/01/2022	5	5	6.50%, 07/15/2024	20	22
7.00%, 08/01/2028	53	58	6.50%, 01/15/2026	5	5
7.00%, 12/01/2028	56	62	6.50%, 03/15/2026	7	8
7.00%, 07/01/2029	55	62	6.50%, 07/20/2026	1	1
7.00%, 11/01/2031	141	152	6.50%, 10/20/2028	7	7
7.00%, 07/01/2032	125	135	6.50%, 03/20/2031	52	60
7.50%, 12/01/2024	74	78	6.50%, 04/20/2031	43	48
7.50%, 07/01/2029	6	6	6.50%, 07/15/2031	1	1
7.50%, 02/01/2030	63	66	6.50%, 10/15/2031	10	11
7.50%, 01/01/2031	1	1	6.50%, 07/15/2032	3	3
7.50%, 08/01/2032	8	8	6.50%, 05/20/2034	530	601
8.50%, 09/01/2025	1	1	6.80%, 04/20/2025	25	25
9.00%, 09/01/2030	2	2	7.00%, 11/15/2022	2	2
		$590,655	7.00%, 12/15/2022	18	19
Government National Mortgage Association (GNMA) - 8.00%			7.00%, 01/15/2023	2	2
3.00%, 11/15/2042	6,544	6,520	7.00%, 01/15/2023	5	5
3.00%, 11/15/2042	4,489	4,469	7.00%, 01/15/2023	6	6
3.00%, 12/15/2042	4,446	4,431	7.00%, 02/15/2023	14	14
3.00%, 02/15/2043	5,046	5,028	7.00%, 07/15/2023	5	5
3.00%, 09/20/2046	7,268	7,238	7.00%, 07/15/2023	3	3
3.00%, 11/20/2046	4,991	4,964	7.00%, 07/15/2023	5	5
3.50%, 08/20/2042	4,595	4,663	7.00%, 08/15/2023	10	11
3.50%, 05/15/2043	7,584	7,718	7.00%, 10/15/2023	2	2
3.50%, 06/20/2043	5,374	5,460	7.00%, 12/15/2023	10	10
3.50%, 08/15/2043	6,355	6,464	7.00%, 12/15/2023	4	5
3.50%, 04/20/2045	4,770	4,836	7.00%, 01/15/2026	7	7
3.50%, 02/20/2047	2,313	2,340	7.00%, 01/15/2027	11	11
3.50%, 05/20/2047	13,847	14,114	7.00%, 10/15/2027	7	7

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund January 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(a)	Affiliated Security. Security is either an affiliate (and registered under the
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)			Investment Company Act of 1940) or an affiliate as defined by the Investment
Government National Mortgage Association (GNMA) (continued)				Company Act of 1940 (controls 5.0% or more of the outstanding voting
7.00%, 10/15/2027	$1	$1		shares of the security). Please see affiliated sub-schedule for transactional
7.00%, 10/15/2027	1	1		information.
7.00%, 12/15/2027	3	3	(b)	Current yield shown is as of period end.
7.00%, 12/15/2027	1	1	(c)	Certain variable rate securities are not based on a published reference rate
7.00%, 02/15/2028	1	1		and spread but are determined by the issuer or agent and are based on current
7.00%, 04/15/2028	2	2		market conditions. These securities do not indicate a reference rate and
7.00%, 06/15/2028	96	103		spread in their description. Rate shown is the rate in effect as of period end.
7.00%, 12/15/2028	56	60	(d)	Security is an Interest Only Strip.
7.00%, 01/15/2029	38	40	(e)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 03/15/2029	22	22		1933. These securities may be resold in transactions exempt from registration,
7.00%, 04/15/2029	7	7		normally to qualified institutional buyers. At the end of the period, the value of
7.00%, 04/15/2029	149	160		these securities totaled $64,745 or 4.49% of net assets.
7.00%, 05/15/2031	6	7	(f)	Non-income producing security
7.00%, 07/15/2031	1	1	(g)	Security is a Principal Only Strip.
7.00%, 09/15/2031	1	1
7.50%, 12/15/2021	9	9		Portfolio Summary (unaudited)
7.50%, 03/15/2022	4	4	Sector	Percent
7.50%, 04/15/2022	1	1	Mortgage Securities	93.30%
7.50%, 04/15/2022	13	13	Government	4.93%
7.50%, 08/15/2022	1	1	Asset Backed Securities	1.22%
7.50%, 08/15/2022	9	9	Investment Companies	0.28%
7.50%, 08/15/2022	2	2	Other Assets and Liabilities	0.27%
7.50%, 02/15/2023	5	5	TOTAL NET ASSETS	100.00%
7.50%, 05/15/2023	5	5
7.50%, 05/15/2023	1	1
7.50%, 06/15/2023	3	3
7.50%, 03/15/2024	8	9
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	5	4
7.50%, 05/15/2027	13	13
7.50%, 06/15/2027	8	8
7.50%, 08/15/2029	23	23
7.50%, 10/15/2029	15	16
7.50%, 11/15/2029	42	43
8.00%, 02/15/2022	6	6
8.00%, 04/15/2022	2	2
8.00%, 12/15/2030	5	6
9.00%, 11/15/2021	14	14
9.50%, 08/15/2021	9	9
		$115,344
U.S. Treasury - 4.47%
1.13%, 03/31/2020	6,400	6,298
2.00%, 02/15/2025	3,700	3,596
2.13%, 12/31/2022	4,920	4,862
3.13%, 05/15/2021	16,000	16,233
4.25%, 11/15/2040	8,710	10,577
4.50%, 02/15/2036	6,000	7,427
5.25%, 11/15/2028	7,740	9,464
6.25%, 08/15/2023	5,100	5,923
		$64,380
U.S. Treasury Strip - 0.46%
0.00%, 05/15/2020(f),(g)	6,800	6,587
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,001,791
Total Investments		$1,437,728
Other Assets and Liabilities - 0.27%		3,910
TOTAL NET ASSETS - 100.00%		$1,441,638

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases	Sales	January 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$15,236		$67,356	$78,514		$4,078
	$15,236		$67,356	$78,514		$4,078

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.32%	$36	$	— $	— $	—
	$36	$	— $	— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Government Money Market Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 8.90%	Shares Held Value (000's)		U.S. GOVERNMENT & GOVERNMENT	Principal
Money Market Funds - 8.90%			AGENCY OBLIGATIONS - 5.16%	Amount (000's) Value (000's)
DWS Government Money Market Series 2.43%(a)	91,200,000	$91,200	U.S. Treasury Bill - 5.16%
Goldman Sachs Financial Square Funds -	58,900,000	58,900	2.30%, 02/07/2019	$25,000	$24,991
Government Fund 2.36%(a)			2.34%, 02/12/2019	90,000	89,935
Morgan Stanley Institutional Liquidity Funds -	81,800,000	81,800	2.35%, 02/05/2019	50,000	49,987
Government Portfolio 2.37%(a)					$164,913
STIT - Government & Agency Portfolio 2.33%(a)	52,500,000	52,500	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
		$284,400	OBLIGATIONS		$164,913
TOTAL INVESTMENT COMPANIES		$284,400		Maturity
	Principal		REPURCHASE AGREEMENTS - 27.08%	Amount (000's) Value (000's)
BONDS - 59.01%	Amount (000's) Value (000's)		Banks- 27.08%
Finance - Mortgage Loan/Banker - 59.01%			Bank of Montreal Repurchase Agreement; 2.52% $	100,007	$100,000
Fannie Mae Discount Notes			dated 01/31/2019 maturing 02/01/2019
2.39%, 03/25/2019	$45,000	$44,845	(collateralized by US Government Securities;
Federal Home Loan Bank Discount Notes			$102,000,066; 0.00%-3.63%; dated
2.34%, 02/06/2019	47,250	47,235	05/15/2019-02/15/2046)
2.35%, 02/22/2019	16,300	16,278	Bank of New York Mellon Repurchase	140,010	140,000
2.36%, 02/01/2019	75,000	75,000	Agreement; 2.52% dated 01/31/2019 maturing
2.36%, 02/13/2019	50,000	49,961	02/01/2019 (collateralized by US Government
2.36%, 02/27/2019	35,000	34,940	Securities; $142,800,052; 2.00%-2.13%; dated
2.37%, 02/08/2019	83,077	83,039	09/30/2020-02/29/2024)
2.37%, 02/11/2019	45,000	44,970	Barclays Capital Inc Repurchase Agreement;	100,007	100,000
2.37%, 02/20/2019	35,000	34,956	2.52% dated 01/31/2019 maturing 02/01/2019
2.37%, 03/27/2019	35,000	34,876	(collateralized by US Government Security;
2.38%, 02/07/2019	25,000	24,990	$102,000,030; 2.88%; dated 08/15/2028)
2.38%, 02/14/2019	50,000	49,957	BNP Paribas Securities Corp Repurchase	100,007	100,000
2.38%, 02/15/2019	63,800	63,741	Agreement; 2.58% dated 01/31/2019 maturing
2.38%, 02/19/2019	30,000	29,964	02/01/2019 (collateralized by US Government
2.38%, 02/28/2019	35,000	34,937	Securities; $102,000,000; 0.00%-4.75%; dated
2.38%, 03/01/2019	24,504	24,459	02/28/2019-02/15/2045)
2.38%, 03/15/2019	40,000	39,889	Goldman Sachs Repurchase Agreement; 2.51%	125,009	125,000
2.39%, 02/04/2019	40,000	39,992	dated 01/31/2019 maturing 02/01/2019
2.39%, 02/25/2019	25,000	24,960	(collateralized by US Government Securities;
2.39%, 03/06/2019	30,000	29,934	$127,500,010; 1.13%-6.63%; dated
2.39%, 03/12/2019	30,000	29,922	09/12/2019-03/09/2044)
2.39%, 03/20/2019	50,000	49,844	Merrill Lynch Repurchase Agreement; 2.54%	100,007	100,000
2.40%, 02/26/2019	50,000	49,917	dated 01/31/2019 maturing 02/01/2019
2.40%, 03/04/2019	40,000	39,917	(collateralized by US Government Securities;
2.40%, 03/05/2019	50,000	49,893	$102,000,366; 0.00%-2.00%; dated
2.40%, 03/08/2019	40,000	39,907	04/26/2019-10/05/2022)
2.40%, 03/13/2019	64,000	63,830	Mizuho Securities Repurchase Agreement;	100,007	100,000
2.40%, 03/14/2019	40,000	39,891	2.54% dated 01/31/2019 maturing 02/01/2019
2.40%, 03/18/2019	29,900	29,810	(collateralized by US Government Security;
2.40%, 03/22/2019	50,000	49,836	$102,000,072; 0.00%; dated 07/05/2019)
2.40%, 04/01/2019	30,000	29,882	Royal Bank of Canada Repurchase Agreement;	100,007	100,000
2.41%, 04/03/2019	40,000	39,837	2.53% dated 01/31/2019 maturing 02/01/2019
2.41%, 04/04/2019	45,000	44,813	(collateralized by US Government Security;
2.41%, 04/15/2019	50,000	49,756	$102,000,007; 2.13%; dated 12/31/2022)
2.41%, 04/24/2019	50,000	49,726			$865,000
2.42%, 04/22/2019	50,000	49,731	TOTAL REPURCHASE AGREEMENTS		$865,000
2.42%, 04/23/2019	50,000	49,728	Total Investments		$3,199,599
2.43%, 04/05/2019	40,000	39,830	Other Assets and Liabilities - (0.15)%		(4,725)
2.44%, 05/06/2019	40,000	39,746	TOTAL NET ASSETS - 100.00%		$3,194,874
2.50%, 03/07/2019	30,000	29,932
Freddie Mac
2.42%, 06/19/2019	15,000	15,000	(a) Current yield shown is as of period end.
United States Secured Overnight Financing
Rate + 0.03%			Portfolio Summary (unaudited)
Freddie Mac Discount Notes			Sector		Percent
2.34%, 02/13/2019	13,263	13,253	Government		64.17%
2.36%, 02/20/2019	30,000	29,963	Financial		27.08%
2.38%, 02/01/2019	30,000	30,000	Investment Companies		8.90%
2.38%, 03/04/2019	30,000	29,939	Other Assets and Liabilities		(0.15)%
2.40%, 04/17/2019	32,800	32,636	TOTAL NET ASSETS		100.00%
2.41%, 04/08/2019	40,000	39,824
		$1,885,286
TOTAL BONDS		$1,885,286

See accompanying notes.

Schedule of Investments
High Yield Fund
January 31, 2019 (unaudited)

COMMON STOCKS - 0.51%	Shares Held Value (000's)			Principal
Energy - Alternate Sources - 0.00%			BONDS (continued)	Amount (000’s) Value (000’s)
Ogden Corp (a),(b),(c)	5,000,000	$—	Banks (continued)
Oil & Gas - 0.41%			ING Groep NV
Chaparral Energy Inc - A Shares (a)	986,642	7,587	6.00%, 12/31/2049(k),(l)	$5,330	$5,326
Patterson-UTI Energy Inc	338,411	4,105	USD Swap Semi-Annual 5 Year + 4.45%
		$11,692	JPMorgan Chase & Co
Retail - 0.10%			4.62%, 12/31/2049(k),(l)	10,025	9,244
Claire's Holdings LLC (a),(b),(c)	4,036	3,027	3 Month USD LIBOR + 2.58%
TOTAL COMMON STOCKS		$14,719	Lloyds Banking Group PLC
INVESTMENT COMPANIES - 3.59%	Shares Held Value (000's)		7.50%, 12/31/2049(k),(l)	4,450	4,506
Money Market Funds - 3.59%			USD Swap Semi-Annual 5 Year + 4.50%
Principal Government Money Market Fund	103,130,683	103,131	Popular Inc
2.32%(d),(e)			6.13%, 09/14/2023	8,720	8,947
TOTAL INVESTMENT COMPANIES		$103,131			$58,056
PREFERRED STOCKS - 0.10%	Shares Held Value (000's)		Building Materials - 0.67%
Agriculture - 0.06%			BMC East LLC
Pinnacle Operating Corp 0.00% (a),(c),(f)	11,469,815 $	1,835	5.50%, 10/01/2024(g)	11,835	11,287
			Standard Industries Inc/NJ
Retail - 0.04%			4.75%, 01/15/2028(g)	8,820	7,985
Claire's Stores 0.00% (a),(b),(c)	1,064	1,064			$19,272
TOTAL PREFERRED STOCKS		$2,899
	Principal		Chemicals - 3.16%
BONDS - 85.37%	Amount (000's) Value (000's)		Alpha 2 BV
			8.75%, PIK 9.50%, 06/01/2023(g),(i),(j)	6,300	6,095
Aerospace & Defense - 2.28%			Aruba Investments Inc
Air 2 US			8.75%, 02/15/2023(g)	11,725	11,491
8.63%, 10/01/2020(g)	$831	$840	Blue Cube Spinco LLC
BBA US Holdings Inc			9.75%, 10/15/2023	5,350	5,965
5.38%, 05/01/2026(g)	2,890	2,890	CF Industries Inc
Bombardier Inc			5.15%, 03/15/2034	13,265	12,204
7.50%, 03/15/2025(g)	35,735	34,439	Consolidated Energy Finance SA
TransDigm Inc			6.50%, 05/15/2026(g)	13,785	13,475
6.25%, 03/15/2026(g),(h)	7,415	7,526	6.88%, 06/15/2025(g)	20,910	20,596
Triumph Group Inc			NOVA Chemicals Corp
7.75%, 08/15/2025	23,120	19,710	5.25%, 06/01/2027(g)	10,415	9,504
		$65,405	Olin Corp
Agriculture - 0.31%			5.00%, 02/01/2030	3,545	3,270
Pinnacle Operating Corp			Starfruit Finco BV / Starfruit US Holdco LLC
9.00%, 05/15/2023(g)	16,469	8,893	8.00%, 10/01/2026(g)	8,150	8,130
Airlines - 0.06%					$90,730
American Airlines 2015-1 Class B Pass Through			Coal - 0.30%
Trust			Alliance Resource Operating Partners LP /
3.70%, 11/01/2024	1,906	1,854	Alliance Resource Finance Corp
Automobile Manufacturers - 1.29%			7.50%, 05/01/2025(g)	8,415	8,741
Jaguar Land Rover Automotive PLC			Commercial Services - 2.10%
3.50%, 03/15/2020(g)	7,400	7,252	Ahern Rentals Inc
4.50%, 10/01/2027(g)	7,565	5,598	7.38%, 05/15/2023(g)	17,235	14,994
Mclaren Finance PLC			Garda World Security Corp
5.75%, 08/01/2022(g)	1,480	1,369	8.75%, 05/15/2025(g)	14,630	13,569
Navistar International Corp			Refinitiv US Holdings Inc
6.63%, 11/01/2025(g)	22,808	22,808	8.25%, 11/15/2026(g)	4,745	4,448
		$37,027	TMS International Corp
Automobile Parts & Equipment - 1.03%			7.25%, 08/15/2025(g)	11,135	10,467
American Axle & Manufacturing Inc			United Rentals North America Inc
6.25%, 04/01/2025	19,180	18,653	4.63%, 10/15/2025	6,135	5,887
Dana Inc			4.88%, 01/15/2028	2,815	2,671
5.50%, 12/15/2024	8,530	8,359	5.88%, 09/15/2026	2,720	2,761
IHO Verwaltungs GmbH			6.50%, 12/15/2026	5,225	5,421
4.75%, PIK 5.50%, 09/15/2026(g),(i),(j)	2,985	2,701			$60,218
		$29,713	Computers - 1.23%
Banks - 2.02%			Dell International LLC / EMC Corp
Barclays PLC			7.13%, 06/15/2024(g)	33,590	35,439
4.84%, 05/09/2028	7,865	7,555	Consumer Products - 0.60%
7.75%, 12/31/2049(k),(l)	4,830	4,816	Prestige Brands Inc
USD Swap Semi-Annual 5 Year + 4.84%			6.38%, 03/01/2024(g)	9,095	9,050
CIT Group Inc			Spectrum Brands Inc
5.00%, 08/15/2022	8,500	8,712	5.75%, 07/15/2025	8,205	8,084
5.25%, 03/07/2025	1,270	1,308			$17,134
5.80%, 12/31/2049(k),(l)	5,180	4,950
3 Month USD LIBOR + 3.97%
6.13%, 03/09/2028	2,540	2,692

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Distribution & Wholesale - 1.21%			Entertainment - 3.35%
American Builders & Contractors Supply Co Inc			Boyne USA Inc
5.75%, 12/15/2023(g)	$7,220	$7,419	7.25%, 05/01/2025(g)	$6,939	$7,303
5.88%, 05/15/2026(g)	6,930	6,945	Caesars Resort Collection LLC / CRC Finco Inc
Global Partners LP / GLP Finance Corp			5.25%, 10/15/2025(g)	18,190	17,031
7.00%, 06/15/2023	9,225	8,994	CCM Merger Inc
H&E Equipment Services Inc			6.00%, 03/15/2022(g)	14,220	14,362
5.63%, 09/01/2025	11,750	11,486	Eldorado Resorts Inc
		$34,844	6.00%, 04/01/2025	3,340	3,359
Diversified Financial Services - 4.17%			6.00%, 09/15/2026(g)	14,030	13,995
Ally Financial Inc			Enterprise Development Authority/The
5.75%, 11/20/2025	26,340	27,598	12.00%, 07/15/2024(g)	14,350	13,525
Avation Capital SA			International Game Technology PLC
6.50%, 05/15/2021(g)	5,900	5,878	6.25%, 01/15/2027(g)	2,030	2,058
Credit Acceptance Corp			6.50%, 02/15/2025(g)	11,815	12,297
6.13%, 02/15/2021	12,090	12,120	Scientific Games International Inc
7.38%, 03/15/2023	8,140	8,354	5.00%, 10/15/2025(g)	8,485	8,042
Doric Nimrod Air Finance Alpha Ltd 2012-1			10.00%, 12/01/2022	4,100	4,310
Class B Pass Through Trust					$96,282
6.50%, 05/30/2021(g)	466	470	Food - 2.65%
E*TRADE Financial Corp			Albertsons Cos LLC / Safeway Inc / New
5.30%, 12/31/2049(k),(l)	15,680	14,237	Albertsons LP / Albertson's LLC
3 Month USD LIBOR + 3.16%			7.50%, 03/15/2026(g),(h)	17,225	17,268
Lions Gate Capital Holdings LLC			Ingles Markets Inc
5.88%, 11/01/2024(g)	8,635	8,484	5.75%, 06/15/2023	15,890	16,049
6.38%, 02/01/2024(g),(h)	8,885	8,974	JBS USA LUX SA / JBS USA Finance Inc
Navient Corp			5.75%, 06/15/2025(g)	7,835	7,815
6.13%, 03/25/2024	5,490	5,253	7.25%, 06/01/2021(g)	13,258	13,383
6.63%, 07/26/2021	4,245	4,362	Post Holdings Inc
6.75%, 06/15/2026	4,900	4,618	5.00%, 08/15/2026(g)	18,185	17,189
Springleaf Finance Corp			5.75%, 03/01/2027(g)	4,490	4,399
6.88%, 03/15/2025	11,390	10,892			$76,103
Vantiv LLC / Vantiv Issuer Corp			Forest Products & Paper - 0.20%
4.38%, 11/15/2025(g)	8,780	8,429	Sappi Papier Holding GmbH
		$119,669	7.50%, 06/15/2032(g)	5,985	5,656
Electric - 1.94%			Gas - 0.57%
Clearway Energy Operating LLC			NGL Energy Partners LP / NGL Energy Finance
5.75%, 10/15/2025(g)	4,095	3,783	Corp
Elwood Energy LLC			7.50%, 11/01/2023	16,082	16,288
8.16%, 07/05/2026	5,378	5,809	Healthcare - Products - 1.12%
Indiantown Cogeneration LP			Agiliti Health Inc
9.77%, 12/15/2020	946	999	7.63%, 08/15/2020	15,905	15,905
NRG Energy Inc			DJO Finance LLC / DJO Finance Corp
6.25%, 05/01/2024	12,590	13,031	8.13%, 06/15/2021(g)	8,045	8,360
6.63%, 01/15/2027	1,960	2,063	Kinetic Concepts Inc / KCI USA Inc
7.25%, 05/15/2026	8,070	8,722	7.88%, 02/15/2021(g)	7,745	7,900
Vistra Energy Corp					$32,165
8.13%, 01/30/2026(g)	1,840	1,987	Healthcare - Services - 4.84%
Vistra Operations Co LLC			AHP Health Partners Inc
5.50%, 09/01/2026(g)	10,735	10,869	9.75%, 07/15/2026(g)	9,500	9,856
5.63%, 02/15/2027(g),(h)	8,335	8,377	Centene Corp
		$55,640	4.75%, 05/15/2022	2,695	2,743
Electrical Components & Equipment - 0.40%			5.38%, 06/01/2026(g)	6,460	6,670
Energizer Holdings Inc			6.13%, 02/15/2024	9,525	9,977
5.50%, 06/15/2025(g)	4,600	4,382	HCA Inc
6.38%, 07/15/2026(g)	7,407	7,203	4.75%, 05/01/2023	21,400	21,988
		$11,585	5.00%, 03/15/2024	14,905	15,509
Electronics - 0.14%			5.50%, 06/15/2047	6,070	6,324
Sensata Technologies BV			5.88%, 03/15/2022	2,165	2,295
5.00%, 10/01/2025(g)	3,905	3,925	5.88%, 02/01/2029	5,100	5,342
Engineering & Construction - 0.46%			MPH Acquisition Holdings LLC
MasTec Inc			7.13%, 06/01/2024(g)	17,212	17,091
4.88%, 03/15/2023	6,400	6,416	RegionalCare Hospital Partners Holdings Inc /
Tutor Perini Corp			LifePoint Health Inc
6.88%, 05/01/2025(g)	6,750	6,676	9.75%, 12/01/2026(g)	100	100
		$13,092	Tenet Healthcare Corp
			4.63%, 07/15/2024	13,860	13,576
			6.25%, 02/01/2027(g),(h)	6,805	6,848

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Machinery - Diversified - 0.49%
WellCare Health Plans Inc			Cloud Crane LLC
5.25%, 04/01/2025	$20,275	$20,579	10.13%, 08/01/2024(g)	$13,095	$13,946
		$138,898	Media - 7.79%
Home Builders - 2.13%			Altice Financing SA
Century Communities Inc			6.63%, 02/15/2023(g)	15,100	15,180
5.88%, 07/15/2025	18,005	16,565	Altice France SA/France
Lennar Corp			8.13%, 02/01/2027(g)	9,145	8,984
4.50%, 04/30/2024	4,537	4,458	Altice Luxembourg SA
4.75%, 11/15/2022	7,561	7,589	7.75%, 05/15/2022(g)	12,260	11,892
4.88%, 12/15/2023	5,060	5,060	AMC Networks Inc
LGI Homes Inc			4.75%, 08/01/2025	11,380	10,996
6.88%, 07/15/2026(g)	8,735	8,407	5.00%, 04/01/2024	7,435	7,379
Taylor Morrison Communities Inc / Taylor			CCO Holdings LLC / CCO Holdings Capital Corp
Morrison Holdings II Inc			5.13%, 05/01/2023(g)	34,210	34,668
5.63%, 03/01/2024(g)	8,500	8,330	5.50%, 05/01/2026(g)	2,840	2,833
Williams Scotsman International Inc			CSC Holdings LLC
7.88%, 12/15/2022(g)	10,795	10,903	5.50%, 04/15/2027(g)	3,195	3,123
		$61,312	6.50%, 02/01/2029(g)	12,688	12,855
Insurance - 3.57%			6.63%, 10/15/2025(g)	4,225	4,420
Acrisure LLC / Acrisure Finance Inc			10.13%, 01/15/2023(g)	13,135	14,183
8.13%, 02/15/2024(g)	3,110	3,164	DISH DBS Corp
AssuredPartners Inc			5.88%, 07/15/2022	12,915	12,269
7.00%, 08/15/2025(g)	7,725	7,377	5.88%, 11/15/2024	11,985	9,933
Catlin Insurance Co Ltd			7.75%, 07/01/2026	8,255	7,099
5.74%, 07/29/2049(g),(k)	12,565	12,094	Meredith Corp
3 Month USD LIBOR + 2.98%			6.88%, 02/01/2026(g)	21,640	22,289
Liberty Mutual Group Inc			Radiate Holdco LLC / Radiate Finance Inc
5.69%, 03/07/2067(g)	18,417	17,496	6.63%, 02/15/2025(g)	3,925	3,640
3 Month USD LIBOR + 2.91%			6.88%, 02/15/2023(g)	4,515	4,340
Voya Financial Inc			Virgin Media Finance PLC
5.65%, 05/15/2053(l)	45,717	44,346	5.75%, 01/15/2025(g)	5,000	4,927
3 Month USD LIBOR + 3.58%			6.00%, 10/15/2024(g)	2,940	2,978
6.13%, 12/31/2049(k),(l)	6,630	6,564	Virgin Media Secured Finance PLC
US Treasury Yield Curve Rate T Note			5.25%, 01/15/2026(g)	3,965	3,906
Constant Maturity 5 Year + 3.36%			Ziggo Bond Co BV
XLIT Ltd			6.00%, 01/15/2027(g)	13,705	12,626
5.24%, 12/31/2049(k)	12,160	11,582	Ziggo BV
3 Month USD LIBOR + 2.46%			5.50%, 01/15/2027(g)	14,095	13,320
		$102,623			$223,840
Internet - 1.07%			Metal Fabrication & Hardware - 0.22%
Netflix Inc			Park-Ohio Industries Inc
4.38%, 11/15/2026	14,505	13,734	6.63%, 04/15/2027	6,640	6,457
Zayo Group LLC / Zayo Capital Inc			Mining - 3.09%
6.00%, 04/01/2023	16,915	17,000	Constellium NV
		$30,734	5.88%, 02/15/2026(g)	11,785	11,284
Iron & Steel - 0.93%			6.63%, 03/01/2025(g)	8,550	8,507
AK Steel Corp			First Quantum Minerals Ltd
6.38%, 10/15/2025	12,870	10,457	7.25%, 05/15/2022(g)	5,824	5,737
7.50%, 07/15/2023	5,570	5,667	7.50%, 04/01/2025(g)	4,635	4,319
7.63%, 10/01/2021	2,465	2,379	FMG Resources August 2006 Pty Ltd
Commercial Metals Co			5.13%, 03/15/2023(g)	5,950	5,920
4.88%, 05/15/2023	8,468	8,129	5.13%, 05/15/2024(g)	3,885	3,836
		$26,632	Hudbay Minerals Inc
Leisure Products & Services - 0.43%			7.63%, 01/15/2025(g)	6,600	6,782
Silversea Cruise Finance Ltd			IAMGOLD Corp
7.25%, 02/01/2025(g)	11,655	12,485	7.00%, 04/15/2025(g)	20,355	19,872
Lodging - 1.12%			Midwest Vanadium Pty Ltd
Jack Ohio Finance LLC / Jack Ohio Finance 1			0.00%, 02/15/2018(a),(g)	10,465	20
Corp			Taseko Mines Ltd
6.75%, 11/15/2021(g)	15,360	15,859	8.75%, 06/15/2022(g)	11,715	10,397
Wynn Las Vegas LLC / Wynn Las Vegas Capital			Teck Resources Ltd
Corp			6.25%, 07/15/2041	9,345	9,742
5.25%, 05/15/2027(g)	12,065	11,281	8.50%, 06/01/2024(g)	2,085	2,247
5.50%, 03/01/2025(g)	5,050	4,911			$88,663
		$32,051

See accompanying notes.

Schedule of Investments
High Yield Fund
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas - 7.03%			Packaging & Containers - 3.75%
Ascent Resources Utica Holdings LLC / ARU			ARD Securities Finance SARL
Finance Corp			8.75%, PIK 8.75%, 01/31/2023(g),(i),(j)	$80	$70
7.00%, 11/01/2026(g)	$6,360	$6,137	Ardagh Packaging Finance PLC / Ardagh
10.00%, 04/01/2022(g)	8,256	8,824	Holdings USA Inc
Brazos Valley Longhorn LLC / Brazos Valley			6.00%, 02/15/2025(g)	16,190	15,745
Longhorn Finance Corp			7.25%, 05/15/2024(g)	5,010	5,179
6.88%, 02/01/2025	10,535	10,664	BWAY Holding Co
Chesapeake Energy Corp			5.50%, 04/15/2024(g)	2,015	1,968
7.00%, 10/01/2024	11,205	10,939	7.25%, 04/15/2025(g)	19,130	17,647
8.00%, 01/15/2025	8,930	8,986	Crown Americas LLC / Crown Americas Capital
8.00%, 06/15/2027	11,010	10,542	Corp V
Chesapeake Oil Op/Fin Escrow Shares			4.25%, 09/30/2026	2,000	1,900
0.00%, 11/15/2019(a),(b),(c)	11,835	—	Crown Americas LLC / Crown Americas Capital
CrownRock LP / CrownRock Finance Inc			Corp VI
5.63%, 10/15/2025(g)	9,680	9,293	4.75%, 02/01/2026(h)	8,490	8,320
Endeavor Energy Resources LP / EER Finance			Crown Cork & Seal Co Inc
Inc			7.38%, 12/15/2026	16,099	17,568
5.50%, 01/30/2026(g)	7,665	7,991	Flex Acquisition Co Inc
EP Energy LLC / Everest Acquisition Finance Inc			6.88%, 01/15/2025(g)	16,340	15,278
7.75%, 05/15/2026(g)	2,770	2,552	Reynolds Group Issuer Inc / Reynolds
8.00%, 11/29/2024(g)	10,150	8,120	Group Issuer LLC / Reynolds Group Issuer
Extraction Oil & Gas Inc			(Luxembourg) S.A.
7.38%, 05/15/2024(g)	8,405	7,775	5.13%, 07/15/2023(g)	15,260	15,288
Gulfport Energy Corp			6.29%, 07/15/2021(g)	6,620	6,637
6.38%, 05/15/2025	8,585	8,134	3 Month USD LIBOR + 3.50%
Hess Infrastructure Partners LP / Hess			7.00%, 07/15/2024(g)	1,950	1,994
Infrastructure Partners Finance Corp					$107,594
5.63%, 02/15/2026(g)	10,520	10,415	Pharmaceuticals - 0.30%
Jagged Peak Energy LLC			Bausch Health Cos Inc
5.88%, 05/01/2026(g)	8,305	8,014	5.63%, 12/01/2021(g)	5,075	5,082
Nabors Industries Inc			Valeant Pharmaceuticals International
5.75%, 02/01/2025	8,415	7,321	8.50%, 01/31/2027(g)	3,450	3,605
Oasis Petroleum Inc					$8,687
6.25%, 05/01/2026(g)	6,270	5,949	Pipelines - 1.48%
6.88%, 01/15/2023	11,825	11,721	Antero Midstream Partners LP / Antero
Sanchez Energy Corp			Midstream Finance Corp
7.25%, 02/15/2023(g)	4,840	4,078	5.38%, 09/15/2024	5,790	5,674
Southwestern Energy Co			NuStar Logistics LP
7.75%, 10/01/2027	14,815	15,259	5.63%, 04/28/2027	10,009	9,709
Sunoco LP / Sunoco Finance Corp			Summit Midstream Holdings LLC / Summit
4.88%, 01/15/2023	10,615	10,456	Midstream Finance Corp
5.50%, 02/15/2026	8,170	8,068	5.75%, 04/15/2025	8,665	8,123
Ultra Resources Inc			Targa Resources Partners LP / Targa Resources
6.88%, 04/15/2022(g)	7,440	2,976	Partners Finance Corp
Unit Corp			5.88%, 04/15/2026(g)	6,382	6,438
6.63%, 05/15/2021	8,600	8,127	6.50%, 07/15/2027(g)	9,407	9,701
Whiting Petroleum Corp			6.88%, 01/15/2029(g)	2,667	2,775
6.25%, 04/01/2023	7,170	7,080			$42,420
6.63%, 01/15/2026	2,520	2,470	Private Equity - 0.67%
		$201,891	Icahn Enterprises LP / Icahn Enterprises Finance
Oil & Gas Services - 1.18%			Corp
Archrock Partners LP / Archrock Partners Finance			5.88%, 02/01/2022	7,100	7,154
Corp			6.25%, 02/01/2022	5,585	5,737
6.00%, 10/01/2022	7,955	7,756	6.38%, 12/15/2025	6,240	6,373
Calfrac Holdings LP					$19,264
8.50%, 06/15/2026(g)	8,080	6,060	REITs - 1.43%
PHI Inc			Equinix Inc
5.25%, 03/15/2019	4,375	3,008	5.38%, 05/15/2027	255	256
USA Compression Partners LP / USA			5.88%, 01/15/2026	15,400	15,905
Compression Finance Corp			Iron Mountain Inc
6.88%, 04/01/2026	7,980	7,980	4.38%, 06/01/2021(g)	6,430	6,414
Weatherford International Ltd			5.25%, 03/15/2028(g)	385	358
4.50%, 04/15/2022	3,855	2,448	Iron Mountain US Holdings Inc
8.25%, 06/15/2023	5,345	3,407	5.38%, 06/01/2026(g)	9,655	9,184
9.88%, 02/15/2024	4,975	3,234	MGM Growth Properties Operating Partnership
		$33,893	LP / MGP Finance Co-Issuer Inc
			5.63%, 05/01/2024	8,640	8,878
					$40,995

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Retail - 1.68%			Telecommunications (continued)
1011778 BC ULC / New Red Finance Inc			Wind Tre SpA
5.00%, 10/15/2025(g)	$14,895	$14,373	5.00%, 01/20/2026(g)		$9,495	$7,810
Claire's Stores Escrow - GCB						$212,744
0.00%, 03/15/2019(a),(b),(c)	6,962	—	Transportation - 1.90%
Golden Nugget Inc			Eletson Holdings Inc / Eletson Finance US LLC /
6.75%, 10/15/2024(g)	15,595	15,595	Agathonissos Finance LLC
IRB Holding Corp			9.62%, 01/15/2022(i)		18,905	7,373
6.75%, 02/15/2026(g)	8,665	8,102	Navios Maritime Acquisition Corp / Navios
JC Penney Corp Inc			Acquisition Finance US Inc
8.63%, 03/15/2025(g)	3,065	1,724	8.13%, 11/15/2021(g)		31,710	23,941
L Brands Inc			Navios Maritime Holdings Inc / Navios Maritime
6.88%, 11/01/2035	9,945	8,528	Finance II US Inc
		$48,322	7.38%, 01/15/2022(g)		16,245	9,503
Savings & Loans - 0.00%			11.25%, 08/15/2022(g)		8,545	5,939
Washington Mutual Bank / Henderson NV			Navios South American Logistics Inc / Navios
0.00%, 06/15/2011(a),(b),(c)	3,500	—	Logistics Finance US Inc
0.00%, 01/15/2013(a)	3,000	—	7.25%, 05/01/2022(g)		8,470	7,919
0.00%, 01/15/2015(a),(b),(c)	2,000	—				$54,675
3 Month USD LIBOR + 0.65%			Trucking & Leasing - 0.99%
		$—	Avolon Holdings Funding Ltd
Semiconductors - 0.42%			5.13%, 10/01/2023(g)		4,825	4,898
Sensata Technologies UK Financing Co PLC			5.50%, 01/15/2023(g)		5,190	5,289
6.25%, 02/15/2026(g)	11,500	11,931	DAE Funding LLC
Software - 0.19%			4.50%, 08/01/2022(g)		5,235	5,169
Epicor Software Corp			5.75%, 11/15/2023(g)		8,890	8,979
10.05%, 06/30/2023(g)	5,658	5,488	Park Aerospace Holdings Ltd
3 Month USD LIBOR + 7.25%			5.50%, 02/15/2024(g)		4,040	4,101
Telecommunications - 7.41%						$28,436
Embarq Corp			TOTAL BONDS			$2,451,712
8.00%, 06/01/2036	8,035	7,593		Principal
Frontier Communications Corp			CONVERTIBLE BONDS - 0.00%	Amount (000's) Value (000's)
8.50%, 04/01/2026(g)	20,540	18,635	Food - 0.00%
11.00%, 09/15/2025	12,760	8,222	Fresh Express Delivery Holding Group Co Ltd
Goodman Networks Inc			0.00%, 11/09/2009(a)	HKD	46,500	3
8.00%, 05/11/2022	4,557	2,164	0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	—
GTT Communications Inc						$3
7.88%, 12/31/2024(g)	8,560	7,533	TOTAL CONVERTIBLE BONDS			$3
Intelsat Jackson Holdings SA			SENIOR FLOATING RATE INTERESTS	Principal
5.50%, 08/01/2023	16,140	14,687	- 9.78%	Amount (000's) Value (000's)
8.00%, 02/15/2024(g)	3,235	3,368	Automobile Manufacturers - 0.45%
8.50%, 10/15/2024(g)	9,715	9,815	Navistar Financial Corp
Intelsat Luxembourg SA			6.25%, 07/30/2025(m)		$7,716	$7,600
7.75%, 06/01/2021	5,955	5,694	US LIBOR + 3.75%
Level 3 Financing Inc			Navistar Inc
5.13%, 05/01/2023	4,440	4,401	6.02%, 11/06/2024(m)		5,445	5,353
5.38%, 01/15/2024	6,895	6,861	US LIBOR + 3.50%
Level 3 Parent LLC						$12,953
5.75%, 12/01/2022	5,470	5,470	Chemicals - 0.22%
Sprint Capital Corp			Emerald Performance Materials LLC
8.75%, 03/15/2032	9,640	10,580	10.25%, 08/01/2022(m)		6,495	6,430
Sprint Communications Inc			US LIBOR + 6.75%
6.00%, 11/15/2022	13,755	13,910	Commercial Services - 0.87%
7.00%, 08/15/2020	7,000	7,263	Garda World Security Corp
Sprint Corp			6.26%, 05/24/2024(m)		4,022	3,945
7.13%, 06/15/2024	8,840	9,044	US LIBOR + 3.50%
7.63%, 03/01/2026	3,110	3,231	Prime Security Services Borrower LLC
7.88%, 09/15/2023	14,995	15,932	5.25%, 05/02/2022(m)		8,404	8,277
Telecom Italia Capital SA			US LIBOR + 2.75%
6.38%, 11/15/2033	3,120	2,833	Refinitiv US Holdings Inc
Telecom Italia SpA/Milano			6.25%, 09/18/2025(m)		13,440	12,894
5.30%, 05/30/2024(g)	13,065	12,412	US LIBOR + 3.75%
T-Mobile USA Inc						$25,116
4.00%, 04/15/2022	1,740	1,718	Computers - 0.36%
4.50%, 02/01/2026	3,515	3,427	McAfee LLC
5.13%, 04/15/2025	13,770	13,908	13.12%, 09/29/2025(m)		10,094	10,246
6.00%, 04/15/2024	300	308	US LIBOR + 8.50%
6.50%, 01/15/2024	4,025	4,166
6.50%, 01/15/2026	11,120	11,759

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Consumer Products - 0.19%			Oil & Gas - 0.65%
Prestige Brands Inc			California Resources Corp
4.50%, 01/26/2024(m)	$5,530	$5,447	7.25%, 12/31/2022(m)	$7,570	$7,406
US LIBOR + 2.00%			US LIBOR + 4.75%
Diversified Financial Services - 0.69%			12.87%, 12/31/2021(m)	10,680	11,147
Lions Gate Capital Holdings LLC			US LIBOR + 10.37%
4.75%, 03/24/2025(m)	5,479	5,378			$18,553
US LIBOR + 2.25%			Packaging & Containers - 0.30%
Russell Investments US Institutional Holdco Inc			Caraustar Industries Inc
5.75%, 06/01/2023(m)	14,779	14,558	8.30%, 03/14/2022(m)	8,681	8,670
US LIBOR + 3.25%			US LIBOR + 5.50%
		$19,936	Pharmaceuticals - 1.29%
Electrical Components & Equipment - 0.04%			Endo International PLC
Energizer Holdings Inc			6.81%, 04/29/2024(m)	2,125	2,102
4.76%, 12/17/2025(m)	1,120	1,112	US LIBOR + 4.25%
US LIBOR + 2.25%			Valeant Pharmaceuticals International
Entertainment - 0.51%			4.99%, 11/14/2025(m)	10,640	10,484
CCM Merger Inc			US LIBOR + 2.75%
4.75%, 08/06/2021(m)	3,983	3,936	5.35%, 05/19/2025(m)	24,784	24,497
US LIBOR + 2.25%			US LIBOR + 3.00%
Eldorado Resorts Inc					$37,083
0.00%, 04/17/2024(m),(n)	10,910	10,767	Retail - 0.83%
US LIBOR + 2.25%			Academy Ltd
		$14,703	6.51%, 07/01/2022(m)	11,655	7,998
Environmental Control - 0.10%			US LIBOR + 4.00%
Filtration Group Corp			Claire's Stores Inc
5.50%, 03/31/2025(m)	2,943	2,915	0.75%, 10/12/2022(m)	192	190
US LIBOR + 3.00%			US LIBOR + 7.50%
Food - 0.10%			Claire's Stores, Inc
Post Holdings Inc			9.94%, 09/15/2038(m)	638	957
4.52%, 05/24/2024(m)	2,857	2,818	US LIBOR + 7.25%
US LIBOR + 2.00%			IRB Holding Corp
Healthcare - Products - 0.17%			5.76%, 01/17/2025(m)	4,154	4,039
Kinetic Concepts Inc			US LIBOR + 3.25%
6.05%, 02/02/2024(m)	4,792	4,756	PetSmart Inc
US LIBOR + 3.25%			5.52%, 03/11/2022(m)	12,605	10,535
			US LIBOR + 3.00%
Healthcare - Services - 0.75%					$23,719
MPH Acquisition Holdings LLC
4.27%, 06/07/2023(m)	7,357	7,111	Telecommunications - 1.33%
US LIBOR + 3.00%			Avaya Inc
RegionalCare Hospital Partners Holdings Inc			6.76%, 12/16/2024(m)	15,969	15,689
7.13%, 11/14/2025(m)	14,785	14,412	US LIBOR + 4.25%
US LIBOR + 4.50%			Level 3 Parent LLC
		$21,523	4.69%, 02/22/2024(m)	5,125	5,029
			US LIBOR + 2.25%
Insurance - 0.76%			Maxar Technologies Ltd
Asurion LLC			5.25%, 10/05/2024(m)	19,958	17,395
5.50%, 11/03/2023(m)	5,163	5,076	US LIBOR + 2.75%
US LIBOR + 3.00%					$38,113
9.00%, 08/04/2025(m)	2,085	2,095	TOTAL SENIOR FLOATING RATE INTERESTS		$280,802
US LIBOR + 6.50%			U.S. GOVERNMENT & GOVERNMENT	Principal
Genworth Holdings Inc			AGENCY OBLIGATIONS - 0.85%	Amount (000's) Value (000's)
7.01%, 03/07/2023(m)	10,124	10,099
US LIBOR + 4.50%			U.S. Treasury Bill - 0.85%
HUB International Ltd			2.53%, 01/02/2020(o)	$25,000	$24,428
5.51%, 04/25/2025(m)	4,846	4,666	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
			OBLIGATIONS		$24,428
US LIBOR + 3.00%			Total Investments		$2,877,694
		$21,936	Other Assets and Liabilities - (0.20)%		(5,830)
Lodging - 0.06%			TOTAL NET ASSETS - 100.00%		$2,871,864
Golden Nugget LLC
5.25%, 10/04/2023(m)	1,669	1,640
US LIBOR + 2.75%
Media - 0.11%
CSC Holdings LLC
5.01%, 01/25/2026(m)	3,211	3,133
US LIBOR + 2.50%

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2019 (unaudited)

(a)	Non-income producing security		(k)						Perpetual security. Perpetual securities pay an indefinite stream of interest,
(b)	The value of these investments was determined using significant unobservable		but they may be called by the issuer at an earlier date. Date shown, if any,
	inputs.		reflects the next call date or final legal maturity date. Rate shown is as of
(c)	Fair value of these investments is determined in good faith by the Manager		period end.
	under procedures established and periodically reviewed by the Board of		(l)						Rate shown is as of period end. The rate may be a variable or floating rate or
	Directors. Certain inputs used in the valuation may be unobservable; however,		a fixed rate which may convert to a variable or floating rate in the future.
	each security is evaluated individually for purposes of ASC 820 which results		(m)						Rate information disclosed is based on an average weighted rate of the
	in not all securities being identified as Level 3 of the fair value hierarchy. At		underlying tranches as of period end.
	the end of the period, the fair value of these securities totaled $5,926 or 0.21%		(n)						This Senior Floating Rate Note will settle after January 31, 2019, at which
	of net assets.		time the interest rate will be determined.
(d)	Affiliated Security. Security is either an affiliate (and registered under the		(o)						Rate shown is the discount rate of the original purchase.
	Investment Company Act of 1940) or an affiliate as defined by the Investment
	Company Act of 1940 (controls 5.0% or more of the outstanding voting
	shares of the security). Please see affiliated sub-schedule for transactional			Portfolio Summary (unaudited)
	information.		Sector							Percent
(e)	Current yield shown is as of period end.		Communications							17.71%
(f)	Restricted Security. Please see Restricted Security Sub-Schedule for more		Consumer, Non-cyclical							15.35%
			Consumer, Cyclical							14.29%
	information.		Financial							13.31%
(g)	Security exempt from registration under Rule 144A of the Securities Act of		Industrial							11.74%
	1933. These securities may be resold in transactions exempt from registration,		Energy							11.05%
	normally to qualified institutional buyers. At the end of the period, the value of		Basic Materials							7.60%
	these securities totaled $1,369,945 or 47.70% of net assets.		Investment Companies							3.59%
(h)	Security purchased on a when-issued basis.		Utilities							2.51%
(i)	Certain variable rate securities are not based on a published reference rate		Technology							2.20%
	and spread but are determined by the issuer or agent and are based on current		Government							0.85%
	market conditions. These securities do not indicate a reference rate and		Other Assets and Liabilities							(0.20)%
	spread in their description. Rate shown is the rate in effect as of period end.		TOTAL NET ASSETS							100.00%
(j)	Payment in kind; the issuer has the option of paying additional securities in
	lieu of cash.

Affiliated Securities	October 31, 2018		Purchases			Sales			January 31, 2019
		Value		Cost		Proceeds				Value
Principal Government Money Market Fund 2.32%		$12,827		$309,054			$218,750	$		103,131
		$12,827		$309,054			$218,750	$		103,131

		Realized Gain/Loss				Realized Gain from			Change in Unrealized
	Income		on Investments	Capital Gain Distributions					Gain/Loss
Principal Government Money Market Fund 2.32%	$238	$	— $				— $			—
	$238	$	— $				— $			—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date				Cost	Value		Percent of Net Assets
Pinnacle Operating Corp - 0.00%		03/09/2017				$5,569		$1,835		0.06%
Total								$1,835		0.06%
Amounts in thousands.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date			Currency to Accept			Currency to Deliver		Asset	Liability
Barclays Bank PLC	02/19/2019 $		3		HKD		23	$	— $	—
Total							$		— $	—
Amounts in thousands.

Exchange Cleared Credit Default Swaps

Sell Protection
	Implied Credit
	Spread as of (Pay)/						Upfront		Unrealized
	January 31,	Receive Fixed	Payment			Notional	Payments/		Appreciation/
Reference Entity	2019 (a)	Rate	Frequency	Maturity Date		Amount (b)	(Receipts)		(Depreciation)	Fair Value (c)
CDX.NA.HY.31	N/A	5.00%	Quarterly	12/20/2023		$24,500	$915		$547	$1,462
Total							$915		$547	$1,462
Amounts in thousands.

See accompanying notes.

Schedule of Investments
High Yield Fund
January 31, 2019 (unaudited)

Exchange Cleared Credit Default Swaps (continued)

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $24,500.

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2019 (unaudited)

COMMON STOCKS - 0.06%	Shares Held Value (000's)			Principal
Distribution & Wholesale - 0.06%			BONDS (continued)	Amount (000’s) Value (000’s)
ATD New Holdings Inc (a),(b),(c)	101,514	$2,174	Aerospace & Defense (continued)
Electric - 0.00%			TransDigm Inc (continued)
Vistra Energy Corp - Rights (a),(b),(c)	164,087	127	6.50%, 07/15/2024	$2,451	$2,417
Oil & Gas - 0.00%			6.50%, 05/15/2025	1,554	1,507
Sabine Oil & Gas Holdings Inc	246	11	TransDigm UK Holdings PLC
Sabine Oil & Gas Holdings Inc - Warrants (a)	759	4	6.88%, 05/15/2026(g)	625	606
Sabine Oil & Gas Holdings Inc - Warrants (a)	172	1	Triumph Group Inc
		$16	4.88%, 04/01/2021	550	509
Retail - 0.00%			5.25%, 06/01/2022	2,255	1,973
Neebo, Inc - Warrants (a),(d)	3,508	—	7.75%, 08/15/2025	1,331	1,135
Neebo, Inc - Warrants (a),(d)	7,519	—			$52,805
		$—	Agriculture - 0.04%
Telecommunications - 0.00%			Pyxus International Inc
Goodman Networks Inc (a),(b),(c)	15,207	—	9.88%, 07/15/2021	200	165
TOTAL COMMON STOCKS		$2,317	Vector Group Ltd
INVESTMENT COMPANIES - 3.34%	Shares Held Value (000's)		6.13%, 02/01/2025(g)	1,000	876
			10.50%, 11/01/2026(g)	385	367
Money Market Funds - 3.34%					$1,408
Principal Government Money Market Fund	122,159,958	122,160
2.32%(e),(f)			Airlines - 0.12%
TOTAL INVESTMENT COMPANIES		$122,160	Air Canada
PREFERRED STOCKS - 0.00%	Shares Held Value (000's)		7.75%, 04/15/2021(g)	250	267
			American Airlines Group Inc
Telecommunications - 0.00%			4.63%, 03/01/2020(g)	300	300
Goodman Networks Inc 0.00% (a),(b),(c)	18,092	$13	UAL 2007-1 Pass Through Trust
TOTAL PREFERRED STOCKS		$13	6.64%, 01/02/2024	221	228
	Principal		United Continental Holdings Inc
BONDS - 82.45%	Amount (000's) Value (000's)		4.25%, 10/01/2022	500	494
Advertising - 0.36%			5.00%, 02/01/2024	1,737	1,724
Acosta Inc			6.00%, 12/01/2020	1,009	1,035
7.75%, 10/01/2022(g)	$1,980	$272	Virgin Australia Holdings Ltd
Lamar Media Corp			7.88%, 10/15/2021(g)	200	197
5.00%, 05/01/2023	1,070	1,078			$4,245
5.38%, 01/15/2024	506	515	Apparel - 0.09%
5.75%, 02/01/2026	1,851	1,917	Hanesbrands Inc
MDC Partners Inc			4.63%, 05/15/2024(g)	1,045	1,025
6.50%, 05/01/2024(g)	795	724	4.88%, 05/15/2026(g)	1,250	1,197
Outfront Media Capital LLC / Outfront Media			Levi Strauss & Co
Capital Corp			5.00%, 05/01/2025	150	151
5.25%, 02/15/2022	980	990	Under Armour Inc
5.63%, 02/15/2024	2,779	2,817	3.25%, 06/15/2026	500	442
5.88%, 03/15/2025	4,780	4,828	William Carter Co/The
		$13,141	5.25%, 08/15/2021	400	401
Aerospace & Defense - 1.44%			Wolverine World Wide Inc
Arconic Inc			5.00%, 09/01/2026(g)	80	76
5.13%, 10/01/2024	3,020	3,042			$3,292
5.40%, 04/15/2021	295	300	Automobile Manufacturers - 0.69%
5.87%, 02/23/2022	1,148	1,186	Allison Transmission Inc
5.90%, 02/01/2027	129	129	4.75%, 10/01/2027(g)	25	23
5.95%, 02/01/2037	771	734	5.00%, 10/01/2024(g)	1,500	1,476
6.15%, 08/15/2020	125	129	Aston Martin Capital Holdings Ltd
6.75%, 01/15/2028	876	880	6.50%, 04/15/2022(g)	1,674	1,640
BBA US Holdings Inc			BCD Acquisition Inc
5.38%, 05/01/2026(g)	2,705	2,705	9.63%, 09/15/2023(g)	12,828	13,566
Bombardier Inc			Deck Chassis Acquisition Inc
5.75%, 03/15/2022(g)	300	286	10.00%, 06/15/2023(g)	68	66
6.00%, 10/15/2022(g)	1,450	1,397	Fiat Chrysler Automobiles NV
6.13%, 01/15/2023(g)	1,512	1,461	4.50%, 04/15/2020	1,900	1,907
7.50%, 12/01/2024(g)	400	388	5.25%, 04/15/2023	1,867	1,888
7.50%, 03/15/2025(g)	1,768	1,704	General Motors Co
7.75%, 03/15/2020(g)	569	586	0.00%, 12/01/2020(a),(b),(c),(d)	25	—
8.75%, 12/01/2021(g)	1,000	1,062	0.00%, 12/01/2020(a),(b),(c),(d)	50	—
Moog Inc			0.00%, 07/15/2023(a),(b),(c),(d)	1,000	—
5.25%, 12/01/2022(g)	30	30	0.00%, 09/01/2025(a),(b),(c),(d)	700	—
Pioneer Holdings LLC / Pioneer Finance Corp			0.00%, 05/01/2028(a),(b),(c),(d)	150	—
9.00%, 11/01/2022(g)	100	101	0.00%, 03/06/2032(a),(b),(c),(d)	75	—
TransDigm Inc			0.00%, 07/15/2033(a),(b),(c),(d)	100	—
6.00%, 07/15/2022	1,378	1,388	0.00%, 07/15/2033(a),(b),(c),(d)	5,050	—
6.25%, 03/15/2026(g),(h)	5,865	5,953	0.00%, 03/15/2036(a),(b),(c),(d)	725	—
6.38%, 06/15/2026	22,023	21,197

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)			Banks (continued)
Jaguar Land Rover Automotive PLC			RBS Capital Trust II
3.50%, 03/15/2020(g)	$200	$196	6.43%, 12/29/2049(k),(l)	$150	$179
4.50%, 10/01/2027(g)	960	710	3 Month USD LIBOR + 1.94%
Navistar International Corp			Royal Bank of Scotland Group PLC
6.63%, 11/01/2025(g)	1,600	1,600	7.65%, 08/29/2049(k),(l)	700	853
Tesla Inc			3 Month USD LIBOR + 2.50%
5.30%, 08/15/2025(g)	1,930	1,713	Standard Chartered PLC
Wabash National Corp			7.01%, 07/29/2049(g),(k),(l)	600	619
5.50%, 10/01/2025(g)	392	357	3 Month USD LIBOR + 1.46%
		$25,142	Synovus Financial Corp
Automobile Parts & Equipment - 0.42%			5.75%, 12/15/2025(l)	500	506
Adient Global Holdings Ltd			3 Month USD LIBOR + 4.18%
4.88%, 08/15/2026(g)	1,500	1,125	UniCredit SpA
American Axle & Manufacturing Inc			5.86%, 06/19/2032(g),(l)	1,250	1,116
6.25%, 04/01/2025	1,083	1,053	USD Swap Rate NY 5 Year + 3.70%
6.25%, 03/15/2026	649	623			$36,787
6.50%, 04/01/2027	802	768	Beverages - 0.07%
6.63%, 10/15/2022	134	136	Ajecorp BV
Cooper-Standard Automotive Inc			6.50%, 05/14/2022(g)	200	146
5.63%, 11/15/2026(g)	626	565	Cott Holdings Inc
Dana Financing Luxembourg Sarl			5.50%, 04/01/2025(g)	2,505	2,480
5.75%, 04/15/2025(g)	910	889			$2,626
6.50%, 06/01/2026(g)	537	540	Biotechnology - 0.04%
Dana Inc			Advanz Pharma Corp
6.00%, 09/15/2023	6	6	8.00%, 09/06/2024	91	86
Delphi Technologies PLC			Sotera Health Topco Inc
5.00%, 10/01/2025(g)	1,150	986	8.13%, PIK 8.88%, 11/01/2021(g),(i),(j)	1,310	1,307
Goodyear Tire & Rubber Co/The					$1,393
4.88%, 03/15/2027	755	677	Building Materials - 0.53%
5.00%, 05/31/2026	700	643	American Woodmark Corp
5.13%, 11/15/2023	2,500	2,494	4.88%, 03/15/2026(g)	1,000	927
IHO Verwaltungs GmbH			BMC East LLC
4.13%, PIK 4.88%, 09/15/2021(g),(i),(j)	200	195	5.50%, 10/01/2024(g)	240	229
4.50%, PIK 5.25%, 09/15/2023(g),(i),(j)	3,580	3,410	Boise Cascade Co
4.75%, PIK 5.50%, 09/15/2026(g),(i),(j)	950	860	5.63%, 09/01/2024(g)	165	160
Tenneco Inc			Builders FirstSource Inc
5.00%, 07/15/2026	434	369	5.63%, 09/01/2024(g)	1,775	1,693
		$15,339	CPG Merger Sub LLC
Banks - 1.01%			8.00%, 10/01/2021(g)	910	887
Barclays PLC			Griffon Corp
4.38%, 09/11/2024	2,700	2,645	5.25%, 03/01/2022	720	706
4.84%, 05/09/2028	2,550	2,449	James Hardie International Finance DAC
5.20%, 05/12/2026	2,300	2,302	5.00%, 01/15/2028(g)	700	630
CIT Group Inc			JELD-WEN Inc
4.13%, 03/09/2021	6,890	6,907	4.63%, 12/15/2025(g)	1,280	1,162
4.75%, 02/16/2024	3,265	3,302	4.88%, 12/15/2027(g)	371	328
5.00%, 08/15/2022	5,494	5,632	Louisiana-Pacific Corp
5.00%, 08/01/2023	905	925	4.88%, 09/15/2024	6	6
5.25%, 03/07/2025	1,475	1,519	Masonite International Corp
Citigroup Capital III			5.63%, 03/15/2023(g)	951	961
7.63%, 12/01/2036	500	628	5.75%, 09/15/2026(g)	220	214
Citizens Financial Group Inc			NCI Building Systems Inc
5.50%, 12/31/2049(k),(l)	250	251	8.00%, 04/15/2026(g)	1,175	1,112
3 Month USD LIBOR + 3.96%			Northwest Hardwoods Inc
Deutsche Bank AG			7.50%, 08/01/2021(g)	223	163
4.30%, 05/24/2028(l)	750	666	Omnimax International Inc
USD Swap Semi-Annual 5 Year + 2.25%			12.00%, 08/15/2020(g)	100	101
4.50%, 04/01/2025	1,275	1,175	St Marys Cement Inc Canada
Deutsche Bank AG/New York NY			5.75%, 01/28/2027(g)	675	694
4.88%, 12/01/2032(l)	645	544	Standard Industries Inc/NJ
USD Swap Rate NY 5 Year + 2.55%			4.75%, 01/15/2028(g)	500	453
Dresdner Funding Trust I			5.00%, 02/15/2027(g)	1,150	1,075
8.15%, 06/30/2031(g)	850	1,028	5.38%, 11/15/2024(g)	1,275	1,265
Freedom Mortgage Corp			5.50%, 02/15/2023(g)	1,400	1,425
8.25%, 04/15/2025(g)	900	823	6.00%, 10/15/2025(g)	765	769
Intesa Sanpaolo SpA
5.02%, 06/26/2024(g)	1,750	1,606
5.71%, 01/15/2026(g)	1,200	1,112

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Building Materials (continued)			Chemicals (continued)
Summit Materials LLC / Summit Materials			Perstorp Holding AB
Finance Corp			8.50%, 06/30/2021(g)	$225	$233
5.13%, 06/01/2025(g)	$508	$477	11.00%, 09/30/2021(g)	200	214
6.13%, 07/15/2023	755	760	Platform Specialty Products Corp
US Concrete Inc			6.50%, 02/01/2022(g)	1,000	1,014
6.38%, 06/01/2024	698	678	PolyOne Corp
USG Corp			5.25%, 03/15/2023	855	859
4.88%, 06/01/2027(g)	1,100	1,118	PQ Corp
5.50%, 03/01/2025(g)	1,415	1,440	6.75%, 11/15/2022(g)	2,575	2,692
		$19,433	Rain CII Carbon LLC / CII Carbon Corp
Chemicals - 2.02%			7.25%, 04/01/2025(g)	1,432	1,268
Ashland LLC			Rayonier AM Products Inc
4.75%, 08/15/2022	405	408	5.50%, 06/01/2024(g)	840	759
6.88%, 05/15/2043	500	500	SPCM SA
Axalta Coating Systems LLC			4.88%, 09/15/2025(g)	850	799
4.88%, 08/15/2024(g)	1,380	1,347	Starfruit Finco BV / Starfruit US Holdco LLC
Blue Cube Spinco LLC			8.00%, 10/01/2026(g)	1,325	1,322
9.75%, 10/15/2023	875	976	TPC Group Inc
10.00%, 10/15/2025	1,038	1,186	8.75%, 12/15/2020(g)	550	545
CF Industries Inc			Trinseo Materials Operating SCA / Trinseo
3.45%, 06/01/2023	1,200	1,158	Materials Finance Inc
4.95%, 06/01/2043	1,000	829	5.38%, 09/01/2025(g)	1,018	922
5.15%, 03/15/2034	687	632	Tronox Finance PLC
5.38%, 03/15/2044	1,696	1,474	5.75%, 10/01/2025(g)	380	329
7.13%, 05/01/2020	182	188	Tronox Inc
Chemours Co/The			6.50%, 04/15/2026(g)	1,075	941
5.38%, 05/15/2027	592	568	Valvoline Inc
6.63%, 05/15/2023	1,052	1,088	4.38%, 08/15/2025	323	308
7.00%, 05/15/2025	870	908	5.50%, 07/15/2024	450	457
Consolidated Energy Finance SA			Venator Finance Sarl / Venator Materials LLC
6.88%, 06/15/2025(g)	300	295	5.75%, 07/15/2025(g)	15	12
Cornerstone Chemical Co			Versum Materials Inc
6.75%, 08/15/2024(g)	14,087	13,277	5.50%, 09/30/2024(g)	360	365
CVR Partners LP / CVR Nitrogen Finance Corp			WR Grace & Co-Conn
9.25%, 06/15/2023(g)	300	313	5.13%, 10/01/2021(g)	4,200	4,315
Element Solutions Inc			5.63%, 10/01/2024(g)	60	62
5.88%, 12/01/2025(g)	3,365	3,357			$74,037
GCP Applied Technologies Inc			Coal - 0.80%
5.50%, 04/15/2026(g)	600	596	Cloud Peak Energy Resources LLC / Cloud Peak
HB Fuller Co			Energy Finance Corp
4.00%, 02/15/2027	350	301	12.00%, 11/01/2021	304	122
Hexion Inc			CONSOL Energy Inc
6.63%, 04/15/2020	1,606	1,280	11.00%, 11/15/2025(g)	295	324
10.38%, 02/01/2022(g)	180	144	Foresight Energy LLC / Foresight Energy Finance
10.00%, 04/15/2020	106	87	Corp
Huntsman International LLC			11.50%, 04/01/2023(g)	28,790	24,688
4.88%, 11/15/2020	3,860	3,927	Peabody Energy Corp
5.13%, 11/15/2022	4,991	5,166	6.00%, 03/31/2022(g)	461	460
INEOS Group Holdings SA			6.38%, 03/31/2025(g)	1,100	1,061
5.63%, 08/01/2024(g)	2,505	2,404	SunCoke Energy Partners LP / SunCoke Energy
Kraton Polymers LLC / Kraton Polymers Capital			Partners Finance Corp
Corp			7.50%, 06/15/2025(g)	1,850	1,795
7.00%, 04/15/2025(g)	900	878	Warrior Met Coal Inc
Momentive Performance Materials Inc			8.00%, 11/01/2024(g)	1,000	1,009
3.88%, 10/24/2021	1,095	1,174			$29,459
NOVA Chemicals Corp			Commercial Services - 3.05%
4.88%, 06/01/2024(g)	2,660	2,527	ACE Cash Express Inc
5.00%, 05/01/2025(g)	1,975	1,817	12.00%, 12/15/2022(g)	3	3
5.25%, 08/01/2023(g)	2,165	2,105	ADT Security Corp/The
5.25%, 06/01/2027(g)	1,520	1,387	3.50%, 07/15/2022	270	260
Nufarm Australia Ltd / Nufarm Americas Inc			4.13%, 06/15/2023	1,275	1,227
5.75%, 04/30/2026(g)	600	555	4.88%, 07/15/2032(g)	2,700	2,187
OCI NV			6.25%, 10/15/2021	2,000	2,102
6.63%, 04/15/2023(g)	1,075	1,105	Ahern Rentals Inc
Olin Corp			7.38%, 05/15/2023(g)	155	135
5.00%, 02/01/2030	1,850	1,707	AMN Healthcare Inc
5.13%, 09/15/2027	982	957	5.13%, 10/01/2024(g)	423	420

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Services (continued)			Commercial Services (continued)
Aptim Corp			RR Donnelley & Sons Co
7.75%, 06/15/2025(g)	$300	$236	6.00%, 04/01/2024	$55	$53
APX Group Inc			6.50%, 11/15/2023	61	59
7.63%, 09/01/2023	200	165	7.88%, 03/15/2021	605	609
7.88%, 12/01/2022	2,150	2,080	Service Corp International/US
8.75%, 12/01/2020	825	804	4.63%, 12/15/2027	450	439
Atento Luxco 1 SA			5.38%, 01/15/2022	1,125	1,134
6.13%, 08/10/2022(g)	100	98	5.38%, 05/15/2024	7,270	7,425
Avis Budget Car Rental LLC / Avis Budget			8.00%, 11/15/2021	370	402
Finance Inc			ServiceMaster Co LLC/The
5.25%, 03/15/2025(g)	2,510	2,253	5.13%, 11/15/2024(g)	2,785	2,722
5.50%, 04/01/2023	870	865	Team Health Holdings Inc
6.38%, 04/01/2024(g)	118	117	6.38%, 02/01/2025(g)	17,964	14,641
Brink's Co/The			United Rentals North America Inc
4.63%, 10/15/2027(g)	1,100	1,045	4.63%, 07/15/2023	740	749
Cimpress NV			4.63%, 10/15/2025	584	560
7.00%, 06/15/2026(g)	1,300	1,268	4.88%, 01/15/2028	2,015	1,912
Emeco Pty Ltd			5.50%, 07/15/2025	1,777	1,799
9.25%, 03/31/2022	400	417	5.50%, 05/15/2027	905	892
Flexi-Van Leasing Inc			5.75%, 11/15/2024	3,540	3,628
10.00%, 02/15/2023(g)	400	333	5.88%, 09/15/2026	2,060	2,091
Garda World Security Corp			6.50%, 12/15/2026	75	78
8.75%, 05/15/2025(g)	1,600	1,484	Verscend Escrow Corp
Gartner Inc			9.75%, 08/15/2026(g)	1,950	1,963
5.13%, 04/01/2025(g)	1,630	1,622	Weight Watchers International Inc
Graham Holdings Co			8.63%, 12/01/2025(g)	17	17
5.75%, 06/01/2026(g)	29	30	WEX Inc
Herc Rentals Inc			4.75%, 02/01/2023(g)	575	568
7.50%, 06/01/2022(g)	469	491			$111,495
7.75%, 06/01/2024(g)	541	576	Computers - 1.28%
Hertz Corp/The			Banff Merger Sub Inc
5.50%, 10/15/2024(g)	8,545	7,007	9.75%, 09/01/2026(g)	2,700	2,572
5.88%, 10/15/2020	3,166	3,134	Booz Allen Hamilton Inc
6.25%, 10/15/2022	300	272	5.13%, 05/01/2025(g)	174	171
7.38%, 01/15/2021	200	198	Dell Inc
7.63%, 06/01/2022(g)	2,510	2,498	4.63%, 04/01/2021	500	503
Jaguar Holding Co II / Pharmaceutical Product			5.40%, 09/10/2040	150	126
Development LLC			6.50%, 04/15/2038	674	634
6.38%, 08/01/2023(g)	1,613	1,605	Dell International LLC / EMC Corp
Jurassic Holdings III Inc			5.88%, 06/15/2021(g)	2,155	2,190
6.88%, 02/15/2021(g)	635	578	7.13%, 06/15/2024(g)	2,365	2,495
Laureate Education Inc			EMC Corp
8.25%, 05/01/2025(g)	2,628	2,851	2.65%, 06/01/2020	1,642	1,617
Matthews International Corp			3.38%, 06/01/2023	415	394
5.25%, 12/01/2025(g)	255	240	Everi Payments Inc
Midas Intermediate Holdco II LLC / Midas			7.50%, 12/15/2025(g)	7	7
Intermediate Holdco II Finance Inc			Exela Intermediate LLC / Exela Finance Inc
7.88%, 10/01/2022(g)	3,550	3,284	10.00%, 07/15/2023(g)	735	735
Monitronics International Inc			GCI LLC
9.13%, 04/01/2020	125	35	6.88%, 04/15/2025	800	794
Nielsen Co Luxembourg SARL/The			Harland Clarke Holdings Corp
5.00%, 02/01/2025(g)	5,189	5,150	6.88%, 03/01/2020(g)	320	317
5.50%, 10/01/2021(g)	4,255	4,288	8.38%, 08/15/2022(g)	1,934	1,813
Nielsen Finance LLC / Nielsen Finance Co			9.25%, 03/01/2021(g)	1,925	1,862
4.50%, 10/01/2020	3,275	3,267	Leidos Holdings Inc
5.00%, 04/15/2022(g)	4,326	4,319	4.45%, 12/01/2020	1,000	1,017
Prime Security Services Borrower LLC / Prime			5.95%, 12/01/2040	345	321
Finance Inc			Leidos Inc
9.25%, 05/15/2023(g)	3,742	3,958	5.50%, 07/01/2033	100	85
Refinitiv US Holdings Inc			NCR Corp
8.25%, 11/15/2026(g)	1,950	1,828	4.63%, 02/15/2021	100	99
Rent-A-Center Inc/TX			5.00%, 07/15/2022	3,100	3,047
4.75%, 05/01/2021	129	124	5.88%, 12/15/2021	285	286
6.63%, 11/15/2020	319	317	6.38%, 12/15/2023	1,700	1,704
Ritchie Bros Auctioneers Inc			West Corp
5.38%, 01/15/2025(g)	4,560	4,583	8.50%, 10/15/2025(g)	21,640	18,042

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Computers (continued)			Diversified Financial Services (continued)
Western Digital Corp			Ally Financial Inc
4.75%, 02/15/2026	$6,625	$6,161	4.13%, 03/30/2020	$1,050	$1,051
		$46,992	4.13%, 02/13/2022	1,700	1,706
Consumer Products - 0.36%			4.25%, 04/15/2021	6,445	6,477
ACCO Brands Corp			4.63%, 05/19/2022	592	604
5.25%, 12/15/2024(g)	316	309	4.63%, 03/30/2025	1,527	1,555
Central Garden & Pet Co			5.13%, 09/30/2024	745	772
5.13%, 02/01/2028	642	599	5.75%, 11/20/2025	1,600	1,676
6.13%, 11/15/2023	2,325	2,377	7.50%, 09/15/2020	6,020	6,344
Kronos Acquisition Holdings Inc			8.00%, 03/15/2020	9,876	10,333
9.00%, 08/15/2023(g)	651	552	8.00%, 11/01/2031	285	342
Prestige Brands Inc			8.00%, 11/01/2031	1,775	2,130
5.38%, 12/15/2021(g)	525	525	ASP AMC Merger Sub Inc
6.38%, 03/01/2024(g)	3,395	3,378	8.00%, 05/15/2025(g)	225	112
Spectrum Brands Inc			Credit Acceptance Corp
5.75%, 07/15/2025	4,715	4,645	7.38%, 03/15/2023	310	318
6.13%, 12/15/2024	815	811	Curo Group Holdings Corp
		$13,196	8.25%, 09/01/2025(g)	330	280
Cosmetics & Personal Care - 0.35%			E*TRADE Financial Corp
Avon International Operations Inc			5.88%, 12/31/2049(k),(l)	1,500	1,462
7.88%, 08/15/2022(g)	1,038	1,048	3 Month USD LIBOR + 4.44%
Avon Products Inc			goeasy Ltd
6.60%, 03/15/2020	377	377	7.88%, 11/01/2022(g)	125	131
7.00%, 03/15/2023	6	5	Intrepid Aviation Group Holdings LLC / Intrepid
8.95%, 03/15/2043	200	162	Finance Co
Coty Inc			8.50%, 08/15/2021(g)	300	303
6.50%, 04/15/2026(g)	1,033	930	Jefferies Finance LLC / JFIN Co-Issuer Corp
Edgewell Personal Care Co			6.88%, 04/15/2022(g)	875	864
4.70%, 05/19/2021	1,590	1,602	7.50%, 04/15/2021(g)	200	202
4.70%, 05/24/2022	3,020	3,020	Ladder Capital Finance Holdings LLLP / Ladder
First Quality Finance Co Inc			Capital Finance Corp
4.63%, 05/15/2021(g)	695	692	5.25%, 03/15/2022(g)	503	506
5.00%, 07/01/2025(g)	1,265	1,221	5.25%, 10/01/2025(g)	994	922
High Ridge Brands Co			5.88%, 08/01/2021(g)	365	369
8.88%, 03/15/2025(g)	4,938	2,123	Lions Gate Capital Holdings LLC
Revlon Consumer Products Corp			5.88%, 11/01/2024(g)	2,400	2,358
5.75%, 02/15/2021	1,813	1,450	LPL Holdings Inc
		$12,630	5.75%, 09/15/2025(g)	7,074	6,956
Distribution & Wholesale - 0.40%			Nationstar Mortgage Holdings Inc
American Builders & Contractors Supply Co Inc			8.13%, 07/15/2023(g)	1,650	1,670
5.75%, 12/15/2023(g)	2,740	2,815	9.13%, 07/15/2026(g)	875	886
5.88%, 05/15/2026(g)	450	451	Nationstar Mortgage LLC / Nationstar Capital
Core & Main LP			Corp
6.13%, 08/15/2025(g)	1,000	953	6.50%, 07/01/2021	660	658
Global Partners LP / GLP Finance Corp			Navient Corp
6.25%, 07/15/2022	530	514	4.88%, 06/17/2019	6,269	6,277
7.00%, 06/15/2023	90	88	5.00%, 10/26/2020	1,392	1,397
H&E Equipment Services Inc			5.63%, 08/01/2033	122	93
5.63%, 09/01/2025	661	646	5.88%, 03/25/2021	3,440	3,508
HD Supply Inc			5.88%, 10/25/2024	1,975	1,856
5.38%, 10/15/2026(g)	3,120	3,136	6.13%, 03/25/2024	2,235	2,139
KAR Auction Services Inc			6.50%, 06/15/2022	1,900	1,941
5.13%, 06/01/2025(g)	902	869	6.63%, 07/26/2021	2,720	2,794
LKQ Corp			6.75%, 06/25/2025	1,250	1,202
4.75%, 05/15/2023	2,083	2,093	6.75%, 06/15/2026	2,335	2,201
Performance Food Group Inc			7.25%, 01/25/2022	100	104
5.50%, 06/01/2024(g)	2,800	2,758	7.25%, 09/25/2023	600	610
Univar USA Inc			8.00%, 03/25/2020	5,595	5,826
6.75%, 07/15/2023(g)	443	455	NFP Corp
		$14,778	6.88%, 07/15/2025(g)	12,531	11,905
			Ocwen Loan Servicing LLC
Diversified Financial Services - 3.54%			8.38%, 11/15/2022(g)	250	228
Aircastle Ltd			Oxford Finance LLC / Oxford Finance Co-Issuer
5.13%, 03/15/2021	1,725	1,768	II Inc
6.25%, 12/01/2019	1,070	1,093	6.38%, 12/15/2022(g)	50	51
Alliance Data Systems Corp			Quicken Loans Inc
5.88%, 11/01/2021(g)	170	171	5.25%, 01/15/2028(g)	1,250	1,128
			5.75%, 05/01/2025(g)	1,424	1,374

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Diversified Financial Services (continued)			Electrical Components & Equipment - 0.16%
SLM Corp			Energizer Holdings Inc
5.13%, 04/05/2022	$1,200	$1,164	5.50%, 06/15/2025(g)	$1,155	$1,100
Springleaf Finance Corp			6.38%, 07/15/2026(g)	475	462
5.63%, 03/15/2023	950	936	7.75%, 01/15/2027(g)	2,615	2,694
6.00%, 06/01/2020	120	122	EnerSys
6.13%, 05/15/2022	5,700	5,859	5.00%, 04/30/2023(g)	838	832
6.88%, 03/15/2025	5,405	5,169	WESCO Distribution Inc
7.13%, 03/15/2026	5,214	4,966	5.38%, 12/15/2021	580	584
7.75%, 10/01/2021	6,288	6,618	5.38%, 06/15/2024	11	11
8.25%, 12/15/2020	1,982	2,116			$5,683
Stearns Holdings LLC			Electronics - 0.20%
9.38%, 08/15/2020(g)	250	233	Ingram Micro Inc
Tempo Acquisition LLC / Tempo Acquisition			5.00%, 08/10/2022	800	784
Finance Corp			5.45%, 12/15/2024	250	244
6.75%, 06/01/2025(g)	1,336	1,319	Resideo Funding Inc
Travelport Corporate Finance PLC			6.13%, 11/01/2026(g)	1,490	1,535
6.00%, 03/15/2026(g)	785	812	Sensata Technologies BV
Vantiv LLC / Vantiv Issuer Corp			4.88%, 10/15/2023(g)	175	175
4.38%, 11/15/2025(g)	675	648	5.00%, 10/01/2025(g)	1,546	1,554
VFH Parent LLC / Orchestra Co-Issuer Inc			5.63%, 11/01/2024(g)	2,750	2,853
6.75%, 06/15/2022(g)	575	584			$7,145
Werner FinCo LP / Werner FinCo Inc			Energy - Alternate Sources - 0.08%
8.75%, 07/15/2025(g)	375	330	Enviva Partners LP / Enviva Partners Finance
		$129,529	Corp
Electric - 2.00%			8.50%, 11/01/2021	500	521
AES Corp/VA			Pattern Energy Group Inc
4.00%, 03/15/2021	600	598	5.88%, 02/01/2024(g)	329	322
4.50%, 03/15/2023	100	100	TerraForm Power Operating LLC
4.88%, 05/15/2023	100	101	4.25%, 01/31/2023(g)	500	489
5.13%, 09/01/2027	600	612	5.00%, 01/31/2028(g)	1,325	1,230
5.50%, 04/15/2025	693	714	6.63%, 06/15/2025(g),(i)	210	220
6.00%, 05/15/2026	1,125	1,185			$2,782
Calpine Corp			Engineering & Construction - 0.19%
5.25%, 06/01/2026(g)	1,150	1,092	AECOM
5.38%, 01/15/2023	3,485	3,389	5.13%, 03/15/2027	2,500	2,356
5.50%, 02/01/2024	1,300	1,230	5.88%, 10/15/2024	16	17
5.75%, 01/15/2025	2,615	2,464	AECOM Global II LLC / URS Fox US LP
5.88%, 01/15/2024(g)	373	373	5.00%, 04/01/2022	337	337
6.00%, 01/15/2022(g)	5,645	5,688	Brand Industrial Services Inc
Clearway Energy Operating LLC			8.50%, 07/15/2025(g)	1,460	1,305
5.00%, 09/15/2026	405	352	frontdoor Inc
5.38%, 08/15/2024	475	441	6.75%, 08/15/2026(g)	205	203
InterGen NV			Great Lakes Dredge & Dock Corp
7.00%, 06/30/2023(g)	750	656	8.00%, 05/15/2022	1,200	1,236
NextEra Energy Operating Partners LP			MasTec Inc
4.25%, 09/15/2024(g)	600	572	4.88%, 03/15/2023	137	137
4.50%, 09/15/2027(g)	650	591	New Enterprise Stone & Lime Co Inc
NRG Energy Inc			6.25%, 03/15/2026(g)	274	262
5.75%, 01/15/2028	1,300	1,317	TopBuild Corp
6.25%, 05/01/2024	850	880	5.63%, 05/01/2026(g)	258	241
6.63%, 01/15/2027	7,708	8,115	Tutor Perini Corp
7.25%, 05/15/2026	7,880	8,517	6.88%, 05/01/2025(g)	671	664
Talen Energy Supply LLC			Weekley Homes LLC / Weekley Finance Corp
6.50%, 06/01/2025	272	212	6.63%, 08/15/2025	27	25
9.50%, 07/15/2022(g)	5,810	5,926			$6,783
10.50%, 01/15/2026(g)	4,475	4,139	Entertainment - 1.48%
Vistra Energy Corp			AMC Entertainment Holdings Inc
5.88%, 06/01/2023	4,357	4,455	5.75%, 06/15/2025	6,978	6,437
7.38%, 11/01/2022	2,215	2,304	5.88%, 02/15/2022	275	275
7.63%, 11/01/2024	8,499	9,030	5.88%, 11/15/2026	920	828
Vistra Operations Co LLC			6.13%, 05/15/2027	2,870	2,554
5.50%, 09/01/2026(g)	2,750	2,785	Boyne USA Inc
5.63%, 02/15/2027(g),(h)	5,465	5,493	7.25%, 05/01/2025(g)	175	184
		$73,331	Caesars Resort Collection LLC / CRC Finco Inc
			5.25%, 10/15/2025(g)	1,100	1,030
			CCM Merger Inc
			6.00%, 03/15/2022(g)	122	123

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Entertainment (continued)			Environmental Control (continued)
Cedar Fair LP / Canada's Wonderland Co /			GFL Environmental Inc
Magnum Management Corp			5.38%, 03/01/2023(g)	$800	$748
5.38%, 06/01/2024	$100	$101	5.63%, 05/01/2022(g)	260	250
Cedar Fair LP / Canada's Wonderland Co /			Hulk Finance Corp
Magnum Management Corp / Millennium Op			7.00%, 06/01/2026(g)	1,445	1,337
5.38%, 04/15/2027	3,500	3,478	Tervita Escrow Corp
Churchill Downs Inc			7.63%, 12/01/2021(g)	275	270
4.75%, 01/15/2028(g)	1,655	1,587	Waste Pro USA Inc
Cinemark USA Inc			5.50%, 02/15/2026(g)	300	291
4.88%, 06/01/2023	650	644			$6,306
Cirsa Finance International Sarl			Food - 1.01%
7.88%, 12/20/2023(g)	425	431	Albertsons Cos LLC / Safeway Inc / New
Eldorado Resorts Inc			Albertsons LP / Albertson's LLC
6.00%, 04/01/2025	1,130	1,137	5.75%, 03/15/2025	1,800	1,685
6.00%, 09/15/2026(g)	5,120	5,107	6.63%, 06/15/2024	979	967
7.00%, 08/01/2023	165	172	B&G Foods Inc
EMI Music Publishing Group North America			5.25%, 04/01/2025	1,893	1,856
Holdings Inc			Chobani LLC / Chobani Finance Corp Inc
7.63%, 06/15/2024(g)	745	790	7.50%, 04/15/2025(g)	975	834
Enterprise Development Authority/The			Darling Ingredients Inc
12.00%, 07/15/2024(g)	80	75	5.38%, 01/15/2022	575	578
Gateway Casinos & Entertainment Ltd			Dean Foods Co
8.25%, 03/01/2024(g)	210	217	6.50%, 03/15/2023(g)	320	249
International Game Technology PLC			Dole Food Co Inc
6.25%, 02/15/2022(g)	1,815	1,879	7.25%, 06/15/2025(g)	788	717
6.25%, 01/15/2027(g)	675	684	Ingles Markets Inc
6.50%, 02/15/2025(g)	1,530	1,592	5.75%, 06/15/2023	100	101
Live Nation Entertainment Inc			JBS Investments GmbH
4.88%, 11/01/2024(g)	5,175	5,097	7.25%, 04/03/2024	1,000	1,034
5.38%, 06/15/2022(g)	7	7	JBS USA LUX SA / JBS USA Finance Inc
5.63%, 03/15/2026(g)	205	207	5.75%, 06/15/2025(g)	1,441	1,437
Merlin Entertainments PLC			5.88%, 07/15/2024(g)	1,181	1,193
5.75%, 06/15/2026(g)	1,210	1,234	6.75%, 02/15/2028(g)	1,455	1,488
Mohegan Gaming & Entertainment			Lamb Weston Holdings Inc
7.88%, 10/15/2024(g)	1,025	989	4.63%, 11/01/2024(g)	1,550	1,542
National CineMedia LLC			4.88%, 11/01/2026(g)	1,780	1,765
6.00%, 04/15/2022	516	520	New Albertsons LP
Penn National Gaming Inc			7.45%, 08/01/2029	1,000	877
5.63%, 01/15/2027(g)	700	658	8.00%, 05/01/2031	300	269
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh			8.70%, 05/01/2030	265	246
Finance Corp			Pilgrim's Pride Corp
6.13%, 08/15/2021(g)	360	359	5.75%, 03/15/2025(g)	3,095	3,033
Scientific Games International Inc			5.88%, 09/30/2027(g)	950	917
5.00%, 10/15/2025(g)	1,005	953	Post Holdings Inc
6.25%, 09/01/2020	43	42	5.00%, 08/15/2026(g)	2,148	2,030
10.00%, 12/01/2022	2,320	2,439	5.50%, 03/01/2025(g)	4,528	4,482
Six Flags Entertainment Corp			5.63%, 01/15/2028(g)	2,160	2,071
4.88%, 07/31/2024(g)	5,179	5,127	5.75%, 03/01/2027(g)	2,969	2,909
5.50%, 04/15/2027(g)	1,250	1,241	Safeway Inc
Stars Group Holdings BV / Stars Group US Co-			7.25%, 02/01/2031	1,115	998
Borrower LLC			Sigma Holdco BV
7.00%, 07/15/2026(g)	1,450	1,472	7.88%, 05/15/2026(g)	975	866
WMG Acquisition Corp			Simmons Foods Inc
4.88%, 11/01/2024(g)	150	147	5.75%, 11/01/2024(g)	640	523
5.00%, 08/01/2023(g)	3,971	3,941	Tesco PLC
5.50%, 04/15/2026(g)	21	21	6.15%, 11/15/2037(g)	250	259
5.63%, 04/15/2022(g)	523	528	TreeHouse Foods Inc
		$54,307	4.88%, 03/15/2022	565	561
Environmental Control - 0.17%			6.00%, 02/15/2024(g)	775	796
Advanced Disposal Services Inc			US Foods Inc
5.63%, 11/15/2024(g)	900	902	5.88%, 06/15/2024(g)	695	707
Clean Harbors Inc					$36,990
5.13%, 06/01/2021	138	137	Food Service - 0.24%
Covanta Holding Corp			Aramark Services Inc
5.88%, 03/01/2024	145	145	4.75%, 06/01/2026	300	295
6.00%, 01/01/2027	2,325	2,226	5.00%, 04/01/2025(g)	550	553
			5.00%, 02/01/2028(g)	2,025	1,977

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Food Service (continued)			Healthcare - Products (continued)
Aramark Services Inc (continued)			Ortho-Clinical Diagnostics Inc / Ortho-Clinical
5.13%, 01/15/2024	$5,970	$6,032	Diagnostics SA
		$8,857	6.63%, 05/15/2022(g)	$2,100	$2,026
Forest Products & Paper - 0.05%			Sotera Health Holdings LLC
Cascades Inc			6.50%, 05/15/2023(g)	1,605	1,617
5.50%, 07/15/2022(g)	100	99	Teleflex Inc
5.75%, 07/15/2023(g)	230	224	4.63%, 11/15/2027	1,015	990
Mercer International Inc			4.88%, 06/01/2026	955	959
6.50%, 02/01/2024	1,275	1,288	5.25%, 06/15/2024	462	465
NewPage Corp					$46,756
0.00%, 12/31/2014(a),(b),(c)	3,413	—	Healthcare - Services - 6.81%
Resolute Forest Products Inc			Acadia Healthcare Co Inc
5.88%, 05/15/2023	100	99	5.13%, 07/01/2022	456	449
Smurfit Kappa Treasury Funding DAC			5.63%, 02/15/2023	1,552	1,525
7.50%, 11/20/2025	150	171	6.13%, 03/15/2021	173	173
		$1,881	6.50%, 03/01/2024	429	423
Gas - 0.26%			AHP Health Partners Inc
AmeriGas Partners LP / AmeriGas Finance Corp			9.75%, 07/15/2026(g)	1,000	1,037
5.50%, 05/20/2025	2,040	1,999	Air Medical Group Holdings Inc
5.63%, 05/20/2024	1,061	1,048	6.38%, 05/15/2023(g)	274	237
5.75%, 05/20/2027	856	818	Catalent Pharma Solutions Inc
5.88%, 08/20/2026	892	879	4.88%, 01/15/2026(g)	3,019	2,928
LBC Tank Terminals Holding Netherlands BV			Centene Corp
6.88%, 05/15/2023(g)	2,125	1,982	4.75%, 05/15/2022	5,705	5,807
NGL Energy Partners LP / NGL Energy Finance			4.75%, 01/15/2025	710	720
Corp			5.38%, 06/01/2026(g)	3,715	3,835
6.13%, 03/01/2025	1,466	1,325	5.63%, 02/15/2021	1,490	1,512
7.50%, 11/01/2023	1,125	1,139	6.13%, 02/15/2024	4,150	4,347
Southern Star Central Corp			Charles River Laboratories International Inc
5.13%, 07/15/2022(g)	158	154	5.50%, 04/01/2026(g)	300	306
		$9,344	CHS/Community Health Systems Inc
Hand & Machine Tools - 0.53%			5.13%, 08/01/2021	800	769
Apex Tool Group LLC / BC Mountain Finance			6.25%, 03/31/2023	3,502	3,344
Inc			6.88%, 02/01/2022	2,558	1,454
9.00%, 02/15/2023(g)	18,825	16,943	8.13%, 06/30/2024(g)	800	634
CFX Escrow Corp			8.63%, 01/15/2024(g)	1,195	1,231
6.00%, 02/15/2024(c),(g),(h)	1,300	1,300	11.00%, 06/30/2023(g),(i)	2,000	1,710
6.38%, 02/15/2026(c),(g),(h)	1,055	1,055	DaVita Inc
		$19,298	5.00%, 05/01/2025	2,675	2,575
Healthcare - Products - 1.28%			5.13%, 07/15/2024	1,920	1,897
Agiliti Health Inc			5.75%, 08/15/2022	3,199	3,251
7.63%, 08/15/2020	566	566	Eagle Holding Co II LLC
Avanos Medical Inc			7.63%, PIK 8.38%, 05/15/2022(g),(i),(j)	10,750	10,750
6.25%, 10/15/2022	1,000	1,018	Encompass Health Corp
Avantor Inc			5.13%, 03/15/2023	900	905
6.00%, 10/01/2024(g)	1,850	1,892	5.75%, 11/01/2024	116	117
9.00%, 10/01/2025(g)	21,720	22,372	5.75%, 09/15/2025	1,800	1,818
DJO Finance LLC / DJO Finance Corp			Envision Healthcare Corp
8.13%, 06/15/2021(g)	800	831	8.75%, 10/15/2026(g)	27,020	24,638
10.75%, 04/15/2020	346	347	HCA Healthcare Inc
Hill-Rom Holdings Inc			6.25%, 02/15/2021	619	645
5.75%, 09/01/2023(g)	2,800	2,877	HCA Inc
Hologic Inc			4.50%, 02/15/2027	1,705	1,718
4.38%, 10/15/2025(g)	4,380	4,302	4.75%, 05/01/2023	7,545	7,753
4.63%, 02/01/2028(g)	1,650	1,592	5.00%, 03/15/2024	5,369	5,587
Immucor Inc			5.25%, 04/15/2025	2,681	2,838
11.13%, 02/15/2022(g)	294	300	5.25%, 06/15/2026	1,835	1,926
Kinetic Concepts Inc / KCI USA Inc			5.38%, 02/01/2025	2,382	2,459
7.88%, 02/15/2021(g)	345	352	5.38%, 09/01/2026	8,515	8,715
12.50%, 11/01/2021(g)	660	714	5.50%, 06/15/2047	1,129	1,176
Mallinckrodt International Finance SA			5.63%, 09/01/2028	4,365	4,513
4.75%, 04/15/2023	193	148	5.88%, 03/15/2022	3,536	3,749
Mallinckrodt International Finance SA /			5.88%, 05/01/2023	491	519
Mallinckrodt CB LLC			5.88%, 02/15/2026	1,780	1,878
4.88%, 04/15/2020(g)	450	445	5.88%, 02/01/2029	2,815	2,949
5.50%, 04/15/2025(g)	965	748	6.50%, 02/15/2020	4,877	5,011
5.63%, 10/15/2023(g)	689	581	7.50%, 02/15/2022	3,475	3,805
5.75%, 08/01/2022(g)	1,778	1,614	7.50%, 11/15/2095	215	214

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Home Builders (continued)
HCA Inc (continued)			K Hovnanian Enterprises Inc
7.69%, 06/15/2025	$765	$841	10.50%, 07/15/2024(g)	$1,250	$988
Magellan Health Inc			10.00%, 07/15/2022(g)	1,500	1,268
4.40%, 09/22/2024	1,800	1,697	KB Home
MEDNAX Inc			7.00%, 12/15/2021	340	357
5.25%, 12/01/2023(g)	2,616	2,623	7.50%, 09/15/2022	200	212
6.25%, 01/15/2027(g)	3,515	3,541	7.63%, 05/15/2023	30	32
Molina Healthcare Inc			8.00%, 03/15/2020	355	370
4.88%, 06/15/2025(g)	423	415	Lennar Corp
5.38%, 11/15/2022	3,200	3,264	2.95%, 11/29/2020	200	196
MPH Acquisition Holdings LLC			4.13%, 01/15/2022	900	896
7.13%, 06/01/2024(g)	1,009	1,002	4.50%, 04/30/2024	1,450	1,425
One Call Corp			4.75%, 04/01/2021	1,000	1,011
7.50%, 07/01/2024(g)	10,646	10,007	4.75%, 11/15/2022	6,550	6,575
10.00%, 10/01/2024(g)	9,300	7,207	4.75%, 05/30/2025	1,100	1,075
Polaris Intermediate Corp			4.75%, 11/29/2027	500	474
8.50%, PIK 9.25%, 12/01/2022(g),(i),(j)	26,364	25,507	4.88%, 12/15/2023	3,450	3,450
Quorum Health Corp			5.00%, 06/15/2027	457	433
11.63%, 04/15/2023	500	460	5.25%, 06/01/2026	2,257	2,200
RegionalCare Hospital Partners Holdings Inc			5.38%, 10/01/2022	598	609
8.25%, 05/01/2023(g)	1,050	1,108	5.88%, 11/15/2024	882	903
Surgery Center Holdings Inc			6.25%, 12/15/2021	187	195
6.75%, 07/01/2025(g)	7,919	7,325	6.63%, 05/01/2020	84	87
8.88%, 04/15/2021(g)	400	408	8.38%, 01/15/2021	320	344
Syneos Health Inc / inVentiv Health Inc / inVentiv			M/I Homes Inc
Health Clinical Inc			5.63%, 08/01/2025	301	277
7.50%, 10/01/2024(g)	119	125	Mattamy Group Corp
Tenet Healthcare Corp			6.50%, 10/01/2025(g)	600	557
4.38%, 10/01/2021	637	636	6.88%, 12/15/2023(g)	197	192
4.50%, 04/01/2021	1,130	1,133	MDC Holdings Inc
4.63%, 07/15/2024	4,439	4,348	5.50%, 01/15/2024	25	25
4.75%, 06/01/2020	750	756	5.63%, 02/01/2020	290	297
5.13%, 05/01/2025	695	679	6.00%, 01/15/2043	600	497
6.00%, 10/01/2020	2,646	2,733	Meritage Homes Corp
6.25%, 02/01/2027(g),(h)	7,380	7,426	6.00%, 06/01/2025	1,475	1,460
6.75%, 02/01/2020	3	3	7.00%, 04/01/2022	955	1,004
6.75%, 06/15/2023	3,565	3,507	7.15%, 04/15/2020	870	900
6.88%, 11/15/2031	920	814	New Home Co Inc/The
7.00%, 08/01/2025	2,042	1,976	7.25%, 04/01/2022	731	671
7.50%, 01/01/2022(g)	2,120	2,203	PulteGroup Inc
8.13%, 04/01/2022	5,508	5,763	4.25%, 03/01/2021	3,660	3,711
WellCare Health Plans Inc			5.00%, 01/15/2027	1,525	1,467
5.25%, 04/01/2025	1,480	1,502	5.50%, 03/01/2026	400	402
5.38%, 08/15/2026(g)	4,835	4,920	6.00%, 02/15/2035	632	555
West Street Merger Sub Inc			7.88%, 06/15/2032	879	932
6.38%, 09/01/2025(g)	12,850	11,629	Shea Homes LP / Shea Homes Funding Corp
		$249,405	5.88%, 04/01/2023(g)	125	119
Holding Companies - Diversified - 0.36%			6.13%, 04/01/2025(g)	651	602
Stena AB			Taylor Morrison Communities Inc
7.00%, 02/01/2024(g)	1,300	1,199	6.63%, 05/15/2022	620	631
Stena International SA			Taylor Morrison Communities Inc / Taylor
5.75%, 03/01/2024(g)	600	552	Morrison Holdings II Inc
Trident Merger Sub Inc			5.25%, 04/15/2021(g)	2,640	2,643
6.63%, 11/01/2025(g)	12,340	11,476	5.63%, 03/01/2024(g)	2,601	2,549
		$13,227	5.88%, 04/15/2023(g)	566	560
Home Builders - 1.67%			Toll Brothers Finance Corp
Beazer Homes USA Inc			4.35%, 02/15/2028	1,490	1,356
5.88%, 10/15/2027	245	208	4.38%, 04/15/2023	3,371	3,303
6.75%, 03/15/2025	31	28	4.88%, 03/15/2027	1,935	1,862
8.75%, 03/15/2022	425	444	5.63%, 01/15/2024	1,550	1,588
Brookfield Residential Properties Inc			5.88%, 02/15/2022	430	447
6.38%, 05/15/2025(g)	596	560	TRI Pointe Group Inc
Brookfield Residential Properties Inc / Brookfield			4.88%, 07/01/2021	840	827
Residential US Corp			5.25%, 06/01/2027	1,655	1,432
6.13%, 07/01/2022(g)	1,654	1,621	TRI Pointe Group Inc / TRI Pointe Homes Inc
Century Communities Inc			5.88%, 06/15/2024	1,426	1,374
5.88%, 07/15/2025	538	495
6.88%, 05/15/2022	1,114	1,119

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Home Builders (continued)			Internet (continued)
William Lyon Homes Inc			EIG Investors Corp
5.88%, 01/31/2025	$600	$528	10.88%, 02/01/2024	$1,000	$1,050
6.00%, 09/01/2023	275	251	Match Group Inc
7.00%, 08/15/2022	72	72	6.38%, 06/01/2024	1,717	1,794
Williams Scotsman International Inc			Netflix Inc
7.88%, 12/15/2022(g)	330	333	4.38%, 11/15/2026	2,861	2,709
		$60,999	4.88%, 04/15/2028	2,716	2,584
Home Furnishings - 0.08%			5.38%, 02/01/2021	1,215	1,244
Tempur Sealy International Inc			5.50%, 02/15/2022	4,890	5,076
5.50%, 06/15/2026	588	562	5.75%, 03/01/2024	1,125	1,171
5.63%, 10/15/2023	2,486	2,467	5.88%, 02/15/2025	825	855
		$3,029	5.88%, 11/15/2028(g)	2,700	2,737
Housewares - 0.07%			6.38%, 05/15/2029(g)	1,985	2,045
Scotts Miracle-Gro Co/The			Symantec Corp
5.25%, 12/15/2026	1,647	1,552	3.95%, 06/15/2022	50	49
6.00%, 10/15/2023	877	895	4.20%, 09/15/2020	200	200
		$2,447	5.00%, 04/15/2025(g)	739	736
Insurance - 2.34%			VeriSign Inc
Acrisure LLC / Acrisure Finance Inc			4.75%, 07/15/2027	1,035	1,031
7.00%, 11/15/2025(g)	1,750	1,522	5.25%, 04/01/2025	885	912
Alliant Holdings Intermediate LLC / Alliant			Zayo Group LLC / Zayo Capital Inc
Holdings Co-Issuer			5.75%, 01/15/2027(g)	6,453	6,235
8.25%, 08/01/2023(g)	33,505	34,007	6.00%, 04/01/2023	3,615	3,633
American Equity Investment Life Holding Co			6.38%, 05/15/2025	2,375	2,319
5.00%, 06/15/2027	200	200			$36,964
Ardonagh Midco 3 PLC			Investment Companies - 0.01%
8.63%, 07/15/2023(g)	225	195	Compass Group Diversified Holdings LLC
Assurant Inc			8.00%, 05/01/2026(g)	265	269
7.00%, 03/27/2048(l)	1,300	1,254	FS Energy & Power Fund
3 Month USD LIBOR + 4.14%			7.50%, 08/15/2023(g)	155	154
AssuredPartners Inc					$423
7.00%, 08/15/2025(g)	21,302	20,344	Iron & Steel - 1.64%
CNO Financial Group Inc			AK Steel Corp
4.50%, 05/30/2020	6	6	6.38%, 10/15/2025	20	16
5.25%, 05/30/2025	1,192	1,207	7.00%, 03/15/2027	393	319
Fidelity & Guaranty Life Holdings Inc			7.50%, 07/15/2023	1,236	1,258
5.50%, 05/01/2025(g)	393	378	7.63%, 10/01/2021	50	48
Genworth Holdings Inc			Allegheny Technologies Inc
4.90%, 08/15/2023	125	110	5.95%, 01/15/2021	600	608
6.50%, 06/15/2034	50	41	7.88%, 08/15/2023	754	804
7.20%, 02/15/2021	939	939	Baffinland Iron Mines Corp / Baffinland Iron
7.63%, 09/24/2021	250	251	Mines LP
7.70%, 06/15/2020	250	255	8.75%, 07/15/2026(g)	22,940	22,767
HUB International Ltd			Big River Steel LLC / BRS Finance Corp
7.00%, 05/01/2026(g)	19,210	18,634	7.25%, 09/01/2025(g)	9,418	9,890
Liberty Mutual Group Inc			Cleveland-Cliffs Inc
7.80%, 03/07/2087(g)	386	436	4.88%, 01/15/2024(g)	40	38
3 Month USD LIBOR + 3.58%			5.75%, 03/01/2025	1,850	1,790
MGIC Investment Corp			6.25%, 10/01/2040	200	164
5.75%, 08/15/2023	1,335	1,368	Commercial Metals Co
Provident Financing Trust I			4.88%, 05/15/2023	2,781	2,670
7.41%, 03/15/2038	100	103	5.38%, 07/15/2027	154	140
Radian Group Inc			Specialty Steel
4.50%, 10/01/2024	1,353	1,318	12.85%, 11/15/2022(b),(c)	8,680	8,680
5.25%, 06/15/2020	24	24	Steel Dynamics Inc
7.00%, 03/15/2021	229	241	4.13%, 09/15/2025	6	6
USIS Merger Sub Inc			5.00%, 12/15/2026	66	66
6.88%, 05/01/2025(g)	1,337	1,284	5.13%, 10/01/2021	810	816
Voya Financial Inc			5.25%, 04/15/2023	703	712
4.70%, 01/23/2048(l)	1,000	830	5.50%, 10/01/2024	5,806	5,993
3 Month USD LIBOR + 2.08%			United States Steel Corp
5.65%, 05/15/2053(l)	550	534	6.25%, 03/15/2026	1,345	1,219
3 Month USD LIBOR + 3.58%			6.65%, 06/01/2037	15	13
		$85,481	6.88%, 08/15/2025	2,050	1,942
Internet - 1.01%					$59,959
Cogent Communications Group Inc			Leisure Products & Services - 0.54%
5.38%, 03/01/2022(g)	575	584	24 Hour Fitness Worldwide Inc
			8.00%, 06/01/2022(g)	900	885

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Leisure Products & Services (continued)			Lodging (continued)
Carlson Travel Inc			Wynn Las Vegas LLC / Wynn Las Vegas Capital
6.75%, 12/15/2023(g)	$240	$238	Corp
9.50%, 12/15/2024(g)	8,629	8,057	4.25%, 05/30/2023(g)	$300	$293
Constellation Merger Sub Inc			5.25%, 05/15/2027(g)	1,150	1,075
8.50%, 09/15/2025(g)	315	303	5.50%, 03/01/2025(g)	6,915	6,725
NCL Corp Ltd			Wynn Macau Ltd
4.75%, 12/15/2021(g)	5,810	5,846	4.88%, 10/01/2024(g)	425	395
Sabre GLBL Inc			5.50%, 10/01/2027(g)	1,450	1,323
5.25%, 11/15/2023(g)	1,036	1,051			$74,229
5.38%, 04/15/2023(g)	425	430	Machinery - Construction & Mining - 0.13%
Silversea Cruise Finance Ltd			BWX Technologies Inc
7.25%, 02/01/2025(g)	575	616	5.38%, 07/15/2026(g)	1,006	1,016
Viking Cruises Ltd			Terex Corp
5.88%, 09/15/2027(g)	1,125	1,100	5.63%, 02/01/2025(g)	2,218	2,146
Vista Outdoor Inc			Vertiv Group Corp
5.88%, 10/01/2023	125	116	9.25%, 10/15/2024(g)	905	842
VOC Escrow Ltd			Vertiv Intermediate Holding Corp
5.00%, 02/15/2028(g)	1,275	1,243	12.00%, PIK 13.00%, 02/15/2022(g),(i),(j)	950	905
		$19,885			$4,909
Lodging - 2.03%			Machinery - Diversified - 1.16%
Boyd Gaming Corp			ATS Automation Tooling Systems Inc
6.00%, 08/15/2026	900	900	6.50%, 06/15/2023(g)	526	536
6.38%, 04/01/2026	7,010	7,150	Cleaver-Brooks Inc
6.88%, 05/15/2023	1,888	1,962	7.88%, 03/01/2023(g)	416	412
Diamond Resorts International Inc			Cloud Crane LLC
7.75%, 09/01/2023(g)	300	295	10.13%, 08/01/2024(g)	600	639
10.75%, 09/01/2024(g)	1,175	1,069	CNH Industrial Capital LLC
Hilton Domestic Operating Co Inc			3.38%, 07/15/2019	525	526
4.25%, 09/01/2024	1,460	1,431	4.88%, 04/01/2021	430	436
5.13%, 05/01/2026(g)	2,705	2,726	JPW Industries Holding Corp
Hilton Grand Vacations Borrower LLC / Hilton			9.00%, 10/01/2024(g)	12,565	12,565
Grand Vacations Borrower Inc			Mueller Water Products Inc
6.13%, 12/01/2024	194	196	5.50%, 06/15/2026(g)	524	527
Hilton Worldwide Finance LLC / Hilton			RBS Global Inc / Rexnord LLC
Worldwide Finance Corp			4.88%, 12/15/2025(g)	3,366	3,248
4.63%, 04/01/2025	3,238	3,190	SPX FLOW Inc
4.88%, 04/01/2027	1,474	1,457	5.63%, 08/15/2024(g)	1,511	1,481
Jack Ohio Finance LLC / Jack Ohio Finance 1			5.88%, 08/15/2026(g)	1,810	1,783
Corp			Stevens Holding Co Inc
6.75%, 11/15/2021(g)	5,185	5,353	6.13%, 10/01/2026(g)	1,375	1,389
10.25%, 11/15/2022(g)	12,180	13,124	Tennant Co
Marriott Ownership Resorts Inc / ILG LLC			5.63%, 05/01/2025	239	236
6.50%, 09/15/2026(g)	900	911	Titan Acquisition Ltd / Titan Co-Borrower LLC
MGM Resorts International			7.75%, 04/15/2026(g)	20,606	18,030
4.63%, 09/01/2026	1,104	1,038	Welbilt Inc
5.25%, 03/31/2020	3,465	3,517	9.50%, 02/15/2024	755	810
5.75%, 06/15/2025	1,555	1,562			$42,618
6.00%, 03/15/2023	1,485	1,541	Media - 6.71%
6.63%, 12/15/2021	5,290	5,588	Altice Financing SA
6.75%, 10/01/2020	150	157	6.63%, 02/15/2023(g)	3,400	3,418
7.75%, 03/15/2022	513	557	7.50%, 05/15/2026(g)	3,275	3,103
8.63%, 02/01/2019	1,700	1,700	Altice Finco SA
Seminole Hard Rock Entertainment Inc /			8.13%, 01/15/2024(g)	1,700	1,674
Seminole Hard Rock International LLC			Altice France SA/France
5.88%, 05/15/2021(g)	405	411	6.25%, 05/15/2024(g)	4,812	4,717
Station Casinos LLC			7.38%, 05/01/2026(g)	12,346	11,898
5.00%, 10/01/2025(g)	2,683	2,562	8.13%, 02/01/2027(g)	4,415	4,337
Studio City Co Ltd			Altice Luxembourg SA
7.25%, 11/30/2021(g)	500	516	7.63%, 02/15/2025(g)	5,124	4,355
Wyndham Destinations Inc			7.75%, 05/15/2022(g)	9,444	9,161
3.90%, 03/01/2023	1,325	1,249	AMC Networks Inc
4.25%, 03/01/2022	1,200	1,200	4.75%, 12/15/2022	250	251
5.40%, 04/01/2024	1,245	1,205	4.75%, 08/01/2025	2,677	2,586
5.75%, 04/01/2027	1,100	1,051	5.00%, 04/01/2024	3,090	3,067
Wyndham Hotels & Resorts Inc			Belo Corp
5.38%, 04/15/2026(g)	800	800	7.25%, 09/15/2027	600	619
			Block Communications Inc
			6.88%, 02/15/2025(g)	675	692

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)			Media (continued)
Cable One Inc			Quebecor Media Inc
5.75%, 06/15/2022(g)	$225	$229	5.75%, 01/15/2023	$180	$185
Cablevision Systems Corp			Radiate Holdco LLC / Radiate Finance Inc
5.88%, 09/15/2022	603	606	6.63%, 02/15/2025(g)	518	480
8.00%, 04/15/2020	155	161	Sinclair Television Group Inc
CBS Radio Inc			5.13%, 02/15/2027(g)	1,765	1,606
7.25%, 11/01/2024(g)	2,557	2,410	5.38%, 04/01/2021	290	290
CCO Holdings LLC / CCO Holdings Capital Corp			5.63%, 08/01/2024(g)	1,079	1,045
4.00%, 03/01/2023(g)	1,300	1,268	6.13%, 10/01/2022	330	336
5.00%, 02/01/2028(g)	4,630	4,398	Sirius XM Radio Inc
5.13%, 02/15/2023	412	416	3.88%, 08/01/2022(g)	1,208	1,190
5.13%, 05/01/2023(g)	8,100	8,208	4.63%, 05/15/2023(g)	2,680	2,676
5.13%, 05/01/2027(g)	4,569	4,415	5.00%, 08/01/2027(g)	2,836	2,741
5.25%, 03/15/2021	580	581	5.38%, 04/15/2025(g)	970	982
5.25%, 09/30/2022	9,940	10,048	5.38%, 07/15/2026(g)	5,820	5,769
5.38%, 05/01/2025(g)	1,475	1,483	6.00%, 07/15/2024(g)	7,440	7,728
5.50%, 05/01/2026(g)	880	878	SportsNet New York
5.75%, 01/15/2024	500	510	10.25%, 01/15/2025(b),(c),(d)	4,130	4,337
5.75%, 02/15/2026(g)	9,057	9,193	TEGNA Inc
5.88%, 04/01/2024(g)	3,156	3,235	4.88%, 09/15/2021(g)	1,020	1,017
5.88%, 05/01/2027(g)	1,380	1,384	5.13%, 10/15/2019	910	911
Cengage Learning Inc			5.13%, 07/15/2020	870	872
9.50%, 06/15/2024(g)	718	487	5.50%, 09/15/2024(g)	2,269	2,235
Clear Channel Worldwide Holdings Inc			6.38%, 10/15/2023	550	558
6.50%, 11/15/2022	650	665	Telenet Finance Luxembourg Notes Sarl
6.50%, 11/15/2022	2,550	2,607	5.50%, 03/01/2028(g)	2,200	2,079
7.63%, 03/15/2020	980	979	Townsquare Media Inc
CSC Holdings LLC			6.50%, 04/01/2023(g)	5,070	4,690
5.13%, 12/15/2021(g)	1,275	1,277	Tribune Media Co
5.13%, 12/15/2021(g)	4,300	4,307	5.88%, 07/15/2022	750	763
5.25%, 06/01/2024	1,630	1,565	Unitymedia GmbH
5.38%, 07/15/2023(g)	3,025	3,058	6.13%, 01/15/2025(g)	2,025	2,091
5.38%, 02/01/2028(g)	1,100	1,057	Unitymedia Hessen GmbH & Co KG /
5.50%, 05/15/2026(g)	4,528	4,483	Unitymedia NRW GmbH
5.50%, 04/15/2027(g)	3,441	3,364	5.00%, 01/15/2025(g)	4,570	4,645
6.50%, 02/01/2029(g)	1,770	1,793	Univision Communications Inc
6.63%, 10/15/2025(g)	3,860	4,039	5.13%, 05/15/2023(g)	980	917
6.75%, 11/15/2021	605	635	5.13%, 02/15/2025(g)	2,059	1,876
7.50%, 04/01/2028(g)	2,120	2,178	6.75%, 09/15/2022(g)	678	680
7.75%, 07/15/2025(g)	3,635	3,807	UPC Holding BV
10.88%, 10/15/2025(g)	7,040	8,115	5.50%, 01/15/2028(g)	2,175	2,001
DISH DBS Corp			UPCB Finance IV Ltd
5.00%, 03/15/2023	1,779	1,548	5.38%, 01/15/2025(g)	2,110	2,031
5.13%, 05/01/2020	1,506	1,510	Urban One Inc
5.88%, 07/15/2022	2,875	2,731	7.38%, 04/15/2022(g)	2,540	2,438
5.88%, 11/15/2024	7,054	5,846	Viacom Inc
6.75%, 06/01/2021	4,114	4,190	5.87%, 02/28/2057(l)	1,438	1,388
7.75%, 07/01/2026	2,281	1,962	3 Month USD LIBOR + 3.90%
EW Scripps Co/The			6.25%, 02/28/2057(l)	825	795
5.13%, 05/15/2025(g)	142	136	3 Month USD LIBOR + 3.90%
Gray Television Inc			Videotron Ltd
5.13%, 10/15/2024(g)	1,000	972	5.00%, 07/15/2022	200	206
5.88%, 07/15/2026(g)	400	393	5.13%, 04/15/2027(g)	535	536
7.00%, 05/15/2027(g)	1,995	2,066	5.38%, 06/15/2024(g)	667	697
Liberty Interactive LLC			Virgin Media Finance PLC
8.50%, 07/15/2029	1,450	1,472	6.00%, 10/15/2024(g)	1,590	1,610
McGraw-Hill Global Education Holdings LLC /			Virgin Media Secured Finance PLC
McGraw-Hill Global Education Finance			5.25%, 01/15/2021	625	628
7.88%, 05/15/2024(g)	500	373	5.25%, 01/15/2026(g)	500	493
Meredith Corp			5.50%, 01/15/2025(g)	200	202
6.88%, 02/01/2026(g)	1,625	1,674	5.50%, 08/15/2026(g)	4,920	4,834
Midcontinent Communications / Midcontinent			Ziggo Bond Co BV
Finance Corp			5.88%, 01/15/2025(g)	260	244
6.88%, 08/15/2023(g)	650	670	6.00%, 01/15/2027(g)	600	553
Nexstar Broadcasting Inc			Ziggo BV
5.63%, 08/01/2024(g)	1,670	1,616	5.50%, 01/15/2027(g)	3,020	2,854
5.88%, 11/15/2022	169	171			$245,704
6.13%, 02/15/2022(g)	445	448

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Metal Fabrication & Hardware - 0.61%			Mining (continued)
Grinding Media Inc / Moly-Cop AltaSteel Ltd			Taseko Mines Ltd
7.38%, 12/15/2023(g)	$1,550	$1,566	8.75%, 06/15/2022(g)	$100	$89
Hillman Group Inc/The			Teck Resources Ltd
6.38%, 07/15/2022(g)	903	736	3.75%, 02/01/2023	800	782
Novelis Corp			4.75%, 01/15/2022	1,045	1,058
5.88%, 09/30/2026(g)	6,100	5,886	5.20%, 03/01/2042	295	269
6.25%, 08/15/2024(g)	1,965	1,977	5.40%, 02/01/2043	397	377
Optimas OE Solutions Holding LLC / Optimas			6.00%, 08/15/2040	385	386
OE Solutions Inc			6.13%, 10/01/2035	400	418
8.63%, 06/01/2021(g)	11,735	10,855	6.25%, 07/15/2041	1,600	1,668
TriMas Corp			8.50%, 06/01/2024(g)	1,253	1,350
4.88%, 10/15/2025(g)	1,000	970			$76,522
Zekelman Industries Inc			Miscellaneous Manufacturers - 0.12%
9.88%, 06/15/2023(g)	145	154	Amsted Industries Inc
		$22,144	5.00%, 03/15/2022(g)	1,900	1,881
Mining - 2.09%			FXI Holdings Inc
Alcoa Nederland Holding BV			7.88%, 11/01/2024(g)	157	148
6.13%, 05/15/2028(g)	700	709	Gates Global LLC / Gates Global Co
6.75%, 09/30/2024(g)	1,993	2,076	6.00%, 07/15/2022(g)	239	240
7.00%, 09/30/2026(g)	200	211	Koppers Inc
Aleris International Inc			6.00%, 02/15/2025(g)	2,354	2,095
10.75%, 07/15/2023(g)	250	259	LSB Industries Inc
Barminco Finance Pty Ltd			9.63%, 05/01/2023(g)	100	102
6.63%, 05/15/2022(g)	450	443			$4,466
Century Aluminum Co			Office & Business Equipment - 0.25%
7.50%, 06/01/2021(g)	7,605	7,586	CDW LLC / CDW Finance Corp
Constellium NV			5.00%, 09/01/2023	2,543	2,549
5.75%, 05/15/2024(g)	466	456	5.00%, 09/01/2025	1,840	1,826
5.88%, 02/15/2026(g)	500	479	5.50%, 12/01/2024	340	352
6.63%, 03/01/2025(g)	1,670	1,662	Lexmark International Inc
Eldorado Gold Corp			7.13%, 03/15/2020	108	90
6.13%, 12/15/2020(g)	200	190	Pitney Bowes Inc
Ferroglobe PLC / Globe Specialty Metals Inc			3.88%, 09/15/2020	335	330
9.38%, 03/01/2022(g)	325	278	3.88%, 10/01/2021	375	367
FMG Resources August 2006 Pty Ltd			4.38%, 05/15/2022	101	94
4.75%, 05/15/2022(g)	3,393	3,383	4.63%, 03/15/2024	300	269
5.13%, 03/15/2023(g)	300	298	4.95%, 04/01/2023	261	241
5.13%, 05/15/2024(g)	2,862	2,826	Xerox Corp
Freeport-McMoRan Inc			3.63%, 03/15/2023	1,200	1,143
3.10%, 03/15/2020	1,055	1,043	4.50%, 05/15/2021	1,650	1,652
3.55%, 03/01/2022	1,130	1,093	4.80%, 03/01/2035	200	154
3.88%, 03/15/2023	7,005	6,699	6.75%, 12/15/2039	100	91
4.00%, 11/14/2021	3,330	3,288			$9,158
4.55%, 11/14/2024	1,600	1,534	Oil & Gas - 6.66%
5.40%, 11/14/2034	5,578	4,951	Aker BP ASA
5.45%, 03/15/2043	2,105	1,810	5.88%, 03/31/2025(g)	550	564
6.88%, 02/15/2023	1,100	1,149	6.00%, 07/01/2022(g)	400	409
Hecla Mining Co			Alta Mesa Holdings LP / Alta Mesa Finance
6.88%, 05/01/2021	568	569	Services Corp
Hudbay Minerals Inc			7.88%, 12/15/2024	300	207
7.25%, 01/15/2023(g)	990	1,020	Antero Resources Corp
7.63%, 01/15/2025(g)	3,235	3,324	5.00%, 03/01/2025	941	908
IAMGOLD Corp			5.13%, 12/01/2022	8,420	8,409
7.00%, 04/15/2025(g)	1,295	1,264	5.38%, 11/01/2021	1,965	1,975
International Wire Group Inc			5.63%, 06/01/2023	700	698
10.75%, 08/01/2021(g)	25	23	Ascent Resources Utica Holdings LLC / ARU
Joseph T Ryerson & Son Inc			Finance Corp
11.00%, 05/15/2022(g)	550	569	7.00%, 11/01/2026(g)	6,205	5,988
JW Aluminum Continuous Cast Co			10.00%, 04/01/2022(g)	2,782	2,973
10.25%, 06/01/2026(g)	435	434	Athabasca Oil Corp
Kaiser Aluminum Corp			9.88%, 02/24/2022(g)	95	91
5.88%, 05/15/2024	234	238	Baytex Energy Corp
Northwest Acquisitions ULC / Dominion Finco			5.13%, 06/01/2021(g)	272	267
Inc			5.63%, 06/01/2024(g)	938	844
7.13%, 11/01/2022(g)	15,490	15,431	Berry Petroleum Co LLC
Real Alloy Holding Inc			7.00%, 02/15/2026(g)	265	257
12.39%, 11/30/2023(b),(c),(d)	4,830	4,830

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Oil & Gas (continued)
Brazos Valley Longhorn LLC / Brazos Valley			Ensco PLC
Longhorn Finance Corp			4.50%, 10/01/2024	$1,775	$1,318
6.88%, 02/01/2025	$2,075	$2,101	5.20%, 03/15/2025	871	649
Bruin E&P Partners LLC			5.75%, 10/01/2044	550	359
8.88%, 08/01/2023(g)	265	252	7.75%, 02/01/2026	700	562
California Resources Corp			8.00%, 01/31/2024	39	34
8.00%, 12/15/2022(g)	2,436	1,966	EP Energy LLC / Everest Acquisition Finance Inc
Callon Petroleum Co			6.38%, 06/15/2023	8,955	3,492
6.13%, 10/01/2024	1,783	1,787	7.75%, 09/01/2022	500	225
6.38%, 07/01/2026	765	767	7.75%, 05/15/2026(g)	600	553
Calumet Specialty Products Partners LP / Calumet			8.00%, 11/29/2024(g)	29	23
Finance Corp			8.00%, 02/15/2025(g)	305	151
6.50%, 04/15/2021	850	797	9.38%, 05/01/2020	260	207
7.63%, 01/15/2022	125	117	9.38%, 05/01/2024(g)	4,709	2,507
7.75%, 04/15/2023	375	328	Extraction Oil & Gas Inc
Canadian Oil Sands Ltd			5.63%, 02/01/2026(g)	1,075	881
4.50%, 04/01/2022(g)	700	700	7.38%, 05/15/2024(g)	300	277
Carrizo Oil & Gas Inc			Global Marine Inc
6.25%, 04/15/2023	786	776	7.00%, 06/01/2028	300	263
8.25%, 07/15/2025	125	129	Great Western Petroleum LLC / Great Western
Centennial Resource Production LLC			Finance Corp
5.38%, 01/15/2026(g)	423	408	9.00%, 09/30/2021(g)	350	312
Chaparral Energy Inc			Gulfport Energy Corp
8.75%, 07/15/2023(g)	800	616	6.00%, 10/15/2024	1,567	1,473
Chesapeake Energy Corp			6.38%, 05/15/2025	1,285	1,218
4.88%, 04/15/2022	1,590	1,510	6.63%, 05/01/2023	918	909
5.38%, 06/15/2021	202	197	Halcon Resources Corp
5.75%, 03/15/2023	400	376	6.75%, 02/15/2025	1,140	878
6.13%, 02/15/2021	2,606	2,599	Hess Infrastructure Partners LP / Hess
6.63%, 08/15/2020	505	509	Infrastructure Partners Finance Corp
7.50%, 10/01/2026	250	239	5.63%, 02/15/2026(g)	476	471
8.00%, 01/15/2025	5,950	5,988	HighPoint Operating Corp
8.00%, 06/15/2027	4,805	4,601	7.00%, 10/15/2022	1,700	1,628
CNX Resources Corp			Hilcorp Energy I LP / Hilcorp Finance Co
5.88%, 04/15/2022	2,200	2,189	5.00%, 12/01/2024(g)	1,666	1,583
Comstock Resources Inc			5.75%, 10/01/2025(g)	900	875
9.75%, 08/15/2026(g)	500	462	6.25%, 11/01/2028(g)	1,050	1,024
Covey Park Energy LLC / Covey Park Finance			Indigo Natural Resources LLC
Corp			6.88%, 02/15/2026(g)	825	722
7.50%, 05/15/2025(g)	1,325	1,226	Jones Energy Holdings LLC / Jones Energy
CrownRock LP / CrownRock Finance Inc			Finance Corp
5.63%, 10/15/2025(g)	2,556	2,454	9.25%, 03/15/2023(g)	60	47
CVR Refining LLC / Coffeyville Finance Inc			Kosmos Energy Ltd
6.50%, 11/01/2022	460	461	7.88%, 08/01/2021(g)	200	200
Denbury Resources Inc			Laredo Petroleum Inc
5.50%, 05/01/2022	755	551	5.63%, 01/15/2022	100	97
9.00%, 05/15/2021(g)	900	891	Magnolia Oil & Gas Operating LLC / Magnolia
9.25%, 03/31/2022(g)	571	561	Oil & Gas Finance Corp
Diamond Offshore Drilling Inc			6.00%, 08/01/2026(g)	285	282
3.45%, 11/01/2023	1,000	842	Matador Resources Co
4.88%, 11/01/2043	1,075	661	5.88%, 09/15/2026	400	399
7.88%, 08/15/2025	1,597	1,509	MEG Energy Corp
Diamondback Energy Inc			6.38%, 01/30/2023(g)	17,974	15,907
4.75%, 11/01/2024	998	996	6.50%, 01/15/2025(g)	945	928
5.38%, 05/31/2025	700	717	7.00%, 03/31/2024(g)	20,137	17,771
Eclipse Resources Corp			Moss Creek Resources Holdings Inc
8.88%, 07/15/2023	2,145	1,941	7.50%, 01/15/2026(g)	725	649
Endeavor Energy Resources LP / EER Finance			Murphy Oil Corp
Inc			4.00%, 06/01/2022	720	704
5.50%, 01/30/2026(g)	757	789	4.45%, 12/01/2022	600	590
5.75%, 01/30/2028(g)	565	600	5.75%, 08/15/2025	730	733
Energy Ventures Gom LLC / EnVen Finance Corp			5.87%, 12/01/2042	200	166
11.00%, 02/15/2023(g)	2,180	2,333	6.88%, 08/15/2024	300	315
ENSCO International Inc			Murphy Oil USA Inc
7.20%, 11/15/2027	176	136	5.63%, 05/01/2027	2,700	2,660
			6.00%, 08/15/2023	935	949

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Oil & Gas (continued)
Nabors Industries Inc			Sanchez Energy Corp
4.63%, 09/15/2021	$365	$345	6.13%, 01/15/2023	$5,190	$908
5.00%, 09/15/2020	375	369	7.75%, 06/15/2021	750	139
5.50%, 01/15/2023	218	196	Seven Generations Energy Ltd
5.75%, 02/01/2025	125	109	5.38%, 09/30/2025(g)	3,130	3,020
Neptune Energy Bondco PLC			6.75%, 05/01/2023(g)	125	128
6.63%, 05/15/2025(g)	800	773	6.88%, 06/30/2023(g)	650	655
Newfield Exploration Co			SM Energy Co
5.38%, 01/01/2026	400	411	5.00%, 01/15/2024	3,409	3,221
5.63%, 07/01/2024	757	793	5.63%, 06/01/2025	200	191
5.75%, 01/30/2022	150	156	6.13%, 11/15/2022	2,577	2,583
Noble Holding International Ltd			6.63%, 01/15/2027	1,485	1,448
5.25%, 03/15/2042	320	192	6.75%, 09/15/2026	925	911
6.05%, 03/01/2041	500	310	Southwestern Energy Co
6.20%, 08/01/2040	736	456	6.20%, 01/23/2025	1,317	1,277
7.75%, 01/15/2024	1,900	1,596	7.50%, 04/01/2026	300	308
7.88%, 02/01/2026(g)	700	648	7.75%, 10/01/2027	800	824
7.95%, 04/01/2025	1,770	1,434	SRC Energy Inc
Oasis Petroleum Inc			6.25%, 12/01/2025	1,300	1,154
6.25%, 05/01/2026(g)	2,250	2,135	Sunoco LP / Sunoco Finance Corp
6.88%, 03/15/2022	4,576	4,564	5.50%, 02/15/2026	800	790
Pacific Drilling SA			5.88%, 03/15/2028	316	308
8.38%, 10/01/2023(g)	1,000	993	Teine Energy Ltd
Parkland Fuel Corp			6.88%, 09/30/2022(g)	915	910
6.00%, 04/01/2026(g)	1,200	1,146	Transocean Guardian Ltd
Parsley Energy LLC / Parsley Finance Corp			5.88%, 01/15/2024(g)	960	965
5.25%, 08/15/2025(g)	395	391	Transocean Inc
5.38%, 01/15/2025(g)	1,430	1,419	6.80%, 03/15/2038	1,252	942
5.63%, 10/15/2027(g)	2,090	2,072	7.25%, 11/01/2025(g)	1,000	945
6.25%, 06/01/2024(g)	50	51	7.50%, 01/15/2026(g)	1,100	1,046
PBF Holding Co LLC / PBF Finance Corp			7.50%, 04/15/2031	690	564
7.00%, 11/15/2023	367	368	9.00%, 07/15/2023(g)	255	266
7.25%, 06/15/2025	1,215	1,209	9.35%, 12/15/2041	200	186
PDC Energy Inc			Transocean Pontus Ltd
5.75%, 05/15/2026	2,855	2,677	6.13%, 08/01/2025(g)	900	904
6.13%, 09/15/2024	620	605	Trinidad Drilling Ltd
Precision Drilling Corp			6.63%, 02/15/2025(g)	246	248
5.25%, 11/15/2024	4,183	3,587	Ultra Resources Inc
6.50%, 12/15/2021	668	645	6.88%, 04/15/2022(g)	550	220
7.13%, 01/15/2026(g)	450	412	7.13%, 04/15/2025(g)	41	12
7.75%, 12/15/2023	3,260	3,113	Unit Corp
Pride International LLC			6.63%, 05/15/2021	244	231
7.88%, 08/15/2040	300	237	Vermilion Energy Inc
Puma International Financing SA			5.63%, 03/15/2025(g)	400	381
5.13%, 10/06/2024(g)	400	349	Vine Oil & Gas LP / Vine Oil & Gas Finance
QEP Resources Inc			Corp
5.25%, 05/01/2023	142	137	8.75%, 04/15/2023(g)	425	350
5.38%, 10/01/2022	593	583	W&T Offshore Inc
5.63%, 03/01/2026	446	428	9.75%, 11/01/2023(g)	229	223
Range Resources Corp			Whiting Petroleum Corp
4.88%, 05/15/2025	472	426	5.75%, 03/15/2021	4,858	4,858
5.00%, 08/15/2022	3,659	3,554	6.25%, 04/01/2023	3,200	3,160
5.00%, 03/15/2023	4,489	4,291	6.63%, 01/15/2026	2,995	2,935
5.75%, 06/01/2021	860	864	WPX Energy Inc
Resolute Energy Corp			5.25%, 09/15/2024	3,643	3,589
8.50%, 05/01/2020	17,460	17,504	5.75%, 06/01/2026	1,599	1,591
Rowan Cos Inc			6.00%, 01/15/2022	1,697	1,723
4.75%, 01/15/2024	2	2	8.25%, 08/01/2023	300	334
4.88%, 06/01/2022	400	354			$243,743
5.40%, 12/01/2042	5	3	Oil & Gas Services - 0.44%
5.85%, 01/15/2044	430	284	Apergy Corp
7.38%, 06/15/2025	2,470	2,124	6.38%, 05/01/2026	500	492
Sable Permian Resources Land LLC / AEPB			Archrock Partners LP / Archrock Partners Finance
Finance Corp			Corp
7.13%, 11/01/2020(g)	450	148	6.00%, 10/01/2022	286	279
7.38%, 11/01/2021(g)	200	66	Calfrac Holdings LP
13.00%, 11/30/2020(g)	100	103	8.50%, 06/15/2026(g)	215	161

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas Services (continued)			Packaging & Containers (continued)
CSI Compressco LP / CSI Compressco Finance			Crown Americas LLC / Crown Americas Capital
Inc			Corp V
7.25%, 08/15/2022	$848	$751	4.25%, 09/30/2026	$1,400	$1,330
Exterran Energy Solutions LP / EES Finance Corp			Crown Americas LLC / Crown Americas Capital
8.13%, 05/01/2025	31	30	Corp VI
Forum Energy Technologies Inc			4.75%, 02/01/2026(h)	3,215	3,151
6.25%, 10/01/2021	355	314	Flex Acquisition Co Inc
FTS International Inc			6.88%, 01/15/2025(g)	818	765
6.25%, 05/01/2022	125	117	7.88%, 07/15/2026(g)	475	451
KCA Deutag UK Finance PLC			Graphic Packaging International LLC
7.25%, 05/15/2021(g)	400	316	4.75%, 04/15/2021	120	121
9.63%, 04/01/2023(g)	325	245	4.88%, 11/15/2022	363	365
9.88%, 04/01/2022(g)	328	254	Multi-Color Corp
McDermott Technology Americas Inc /			4.88%, 11/01/2025(g)	625	594
McDermott Technology US Inc			6.13%, 12/01/2022(g)	700	705
10.63%, 05/01/2024(g)	1,100	985	Owens-Brockway Glass Container Inc
Oceaneering International Inc			5.00%, 01/15/2022(g)	4,283	4,326
4.65%, 11/15/2024	2,008	1,707	5.38%, 01/15/2025(g)	200	199
SESI LLC			5.88%, 08/15/2023(g)	1,223	1,266
7.13%, 12/15/2021	265	235	6.38%, 08/15/2025(g)	83	87
7.75%, 09/15/2024	1,250	978	Plastipak Holdings Inc
Telford Offshore Ltd			6.25%, 10/15/2025(g)	20,567	18,561
10.00%, PIK 13.00%, 02/12/2024(i),(j)	293	143	Reynolds Group Issuer Inc / Reynolds
Transocean Phoenix 2 Ltd			Group Issuer LLC / Reynolds Group Issuer
7.75%, 10/15/2024(g)	480	499	(Luxembourg) S.A.
Transocean Proteus Ltd			5.13%, 07/15/2023(g)	7,235	7,249
6.25%, 12/01/2024(g)	657	660	5.75%, 10/15/2020	2,277	2,286
Weatherford International LLC			6.88%, 02/15/2021	225	226
9.88%, 03/01/2025	770	491	7.00%, 07/15/2024(g)	966	988
Weatherford International Ltd			Sealed Air Corp
4.50%, 04/15/2022	3,736	2,372	5.13%, 12/01/2024(g)	80	81
5.13%, 09/15/2020	513	395	5.25%, 04/01/2023(g)	2,285	2,325
5.95%, 04/15/2042	5	3	5.50%, 09/15/2025(g)	1,208	1,235
6.50%, 08/01/2036	169	96	6.50%, 12/01/2020(g)	493	513
6.75%, 09/15/2040	373	213	Silgan Holdings Inc
7.00%, 03/15/2038	820	472	5.50%, 02/01/2022	348	349
7.75%, 06/15/2021	2,100	1,790	W/S Packaging Holdings Inc
8.25%, 06/15/2023	1,790	1,141	9.00%, 04/15/2023(g)	14,945	15,020
9.88%, 02/15/2024	1,700	1,105			$104,006
		$16,244	Pharmaceuticals - 1.94%
Packaging & Containers - 2.84%			Bausch Health Cos Inc
ARD Finance SA			5.50%, 03/01/2023(g)	3,357	3,256
7.13%, PIK 7.88%, 09/15/2023(i),(j)	930	897	5.50%, 11/01/2025(g)	4,645	4,616
Ardagh Packaging Finance PLC / Ardagh			5.63%, 12/01/2021(g)	810	811
Holdings USA Inc			5.88%, 05/15/2023(g)	5,264	5,152
4.25%, 09/15/2022(g)	3,350	3,316	6.13%, 04/15/2025(g)	6,245	5,902
4.63%, 05/15/2023(g)	1,780	1,780	6.50%, 03/15/2022(g)	3,265	3,375
6.00%, 02/15/2025(g)	5,800	5,640	7.00%, 03/15/2024(g)	2,717	2,855
7.25%, 05/15/2024(g)	2,025	2,093	9.00%, 12/15/2025(g)	1,000	1,066
Ball Corp			BioScrip Inc
4.00%, 11/15/2023	1,080	1,083	8.88%, 02/15/2021	560	542
4.38%, 12/15/2020	1,625	1,648	Elanco Animal Health Inc
4.88%, 03/15/2026	1,440	1,463	3.91%, 08/27/2021(g)	1,075	1,076
5.00%, 03/15/2022	3,997	4,131	4.27%, 08/28/2023(g)	900	906
5.25%, 07/01/2025	755	790	4.90%, 08/28/2028(g)	2,083	2,156
Berry Global Inc			Endo Dac / Endo Finance LLC / Endo Finco Inc
4.50%, 02/15/2026(g)	200	188	5.88%, 10/15/2024(g)	200	196
5.13%, 07/15/2023	4,070	4,081	6.00%, 07/15/2023(g)	2,395	1,957
5.50%, 05/15/2022	400	403	6.00%, 02/01/2025(g)	4,200	3,245
6.00%, 10/15/2022	420	429	Endo Finance LLC
BWAY Holding Co			5.75%, 01/15/2022(g)	700	635
5.50%, 04/15/2024(g)	7,129	6,964	Endo Finance LLC / Endo Finco Inc
7.25%, 04/15/2025(g)	4,100	3,782	5.38%, 01/15/2023(g)	3,145	2,567
Crown Americas LLC / Crown Americas Capital			7.25%, 01/15/2022(g)	480	453
Corp IV			HLF Financing Sarl LLC / Herbalife International
4.50%, 01/15/2023	3,110	3,125	Inc
			7.25%, 08/15/2026(g)	318	322

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pharmaceuticals (continued)			Pipelines (continued)
Horizon Pharma USA Inc			Genesis Energy LP / Genesis Energy Finance
8.75%, 11/01/2024(g)	$700	$740	Corp
NVA Holdings Inc/United States			5.63%, 06/15/2024	$669	$615
6.88%, 04/01/2026(g)	12,293	11,736	6.00%, 05/15/2023	1,000	960
Owens & Minor Inc			6.25%, 05/15/2026	1,490	1,366
3.88%, 09/15/2021	515	447	6.50%, 10/01/2025	361	341
4.38%, 12/15/2024	597	460	6.75%, 08/01/2022	1,570	1,577
Valeant Pharmaceuticals International			Holly Energy Partners LP / Holly Energy Finance
8.50%, 01/31/2027(g)	870	909	Corp
9.25%, 04/01/2026(g)	1,555	1,672	6.00%, 08/01/2024(g)	1,518	1,529
Vizient Inc			IFM US Colonial Pipeline 2 LLC
10.38%, 03/01/2024(g)	12,840	13,915	6.45%, 05/01/2021(g)	100	103
		$70,967	Martin Midstream Partners LP / Martin Midstream
Pipelines - 3.13%			Finance Corp
American Midstream Partners LP / American			7.25%, 02/15/2021	340	330
Midstream Finance Corp			NGPL PipeCo LLC
9.50%, 12/15/2021(g)	700	651	4.38%, 08/15/2022(g)	395	398
Antero Midstream Partners LP / Antero			4.88%, 08/15/2027(g)	1,481	1,466
Midstream Finance Corp			7.77%, 12/15/2037(g)	300	358
5.38%, 09/15/2024	6,625	6,492	NuStar Logistics LP
Blue Racer Midstream LLC / Blue Racer Finance			4.75%, 02/01/2022	965	941
Corp			4.80%, 09/01/2020	3,454	3,466
6.13%, 11/15/2022(g)	1,030	1,040	5.63%, 04/28/2027	1,490	1,445
Buckeye Partners LP			6.75%, 02/01/2021	2,090	2,148
6.37%, 01/22/2078(l)	1,650	1,435	PBF Logistics LP / PBF Logistics Finance Corp
3 Month USD LIBOR + 4.02%			6.88%, 05/15/2023	1,432	1,459
Cheniere Corpus Christi Holdings LLC			SemGroup Corp
5.13%, 06/30/2027	800	808	6.38%, 03/15/2025	1,000	938
5.88%, 03/31/2025	3,190	3,361	7.25%, 03/15/2026	260	248
7.00%, 06/30/2024	1,330	1,458	SemGroup Corp / Rose Rock Finance Corp
Cheniere Energy Partners LP			5.63%, 07/15/2022	889	845
5.25%, 10/01/2025	7,228	7,264	5.63%, 11/15/2023	2,480	2,306
5.63%, 10/01/2026(g)	3,790	3,799	Summit Midstream Holdings LLC / Summit
CNX Midstream Partners LP / CNX Midstream			Midstream Finance Corp
Finance Corp			5.50%, 08/15/2022	920	888
6.50%, 03/15/2026(g)	1,060	1,043	5.75%, 04/15/2025	4,937	4,629
Crestwood Midstream Partners LP / Crestwood			Tallgrass Energy Partners LP / Tallgrass Energy
Midstream Finance Corp			Finance Corp
5.75%, 04/01/2025	1,572	1,541	4.75%, 10/01/2023(g)	375	374
6.25%, 04/01/2023	2,515	2,537	5.50%, 09/15/2024(g)	2,010	2,015
DCP Midstream Operating LP			5.50%, 01/15/2028(g)	2,205	2,149
2.70%, 04/01/2019	1,115	1,114	Targa Resources Partners LP / Targa Resources
3.88%, 03/15/2023	1,153	1,121	Partners Finance Corp
4.75%, 09/30/2021(g)	581	584	4.13%, 11/15/2019	780	780
4.95%, 04/01/2022	1,398	1,412	4.25%, 11/15/2023	525	508
5.35%, 03/15/2020(g)	173	176	5.00%, 01/15/2028	4,660	4,377
5.38%, 07/15/2025	1,520	1,551	5.13%, 02/01/2025	2,510	2,466
5.60%, 04/01/2044	1,335	1,212	5.25%, 05/01/2023	650	651
5.85%, 05/21/2043(g)	3,360	2,890	5.38%, 02/01/2027	1,484	1,432
3 Month USD LIBOR + 7.70%			5.88%, 04/15/2026(g)	1,800	1,816
6.45%, 11/03/2036(g)	170	171	6.50%, 07/15/2027(g)	2,275	2,346
6.75%, 09/15/2037(g)	490	500	6.75%, 03/15/2024	6,990	7,270
8.13%, 08/16/2030	45	52	6.88%, 01/15/2029(g)	695	723
Delek Logistics Partners LP / Delek Logistics					$114,511
Finance Corp			Private Equity - 0.15%
6.75%, 05/15/2025	636	630	Icahn Enterprises LP / Icahn Enterprises Finance
Energy Transfer LP			Corp
4.25%, 03/15/2023	900	907	5.88%, 02/01/2022	1,883	1,897
5.50%, 06/01/2027	1,100	1,141	6.00%, 08/01/2020	200	202
5.88%, 01/15/2024	2,370	2,518	6.25%, 02/01/2022	1,187	1,219
7.50%, 10/15/2020	7,434	7,889	6.38%, 12/15/2025	1,175	1,200
EnLink Midstream Partners LP			6.75%, 02/01/2024	857	883
4.15%, 06/01/2025	1,000	935			$5,401
4.40%, 04/01/2024	1,950	1,872	Real Estate - 0.31%
4.85%, 07/15/2026	580	544	Five Point Operating Co LP / Five Point Capital
5.45%, 06/01/2047	700	600	Corp
			7.88%, 11/15/2025(g)	1,736	1,667

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Real Estate (continued)			REITs (continued)
Greystar Real Estate Partners LLC			Sabra Health Care LP / Sabra Capital Corp
5.75%, 12/01/2025(g)	$936	$929	5.50%, 02/01/2021	$1,600	$1,616
Howard Hughes Corp/The			SBA Communications Corp
5.38%, 03/15/2025(g)	1,350	1,343	4.00%, 10/01/2022	1,350	1,333
Hunt Cos Inc			4.88%, 07/15/2022	1,288	1,304
6.25%, 02/15/2026(g)	1,175	1,057	4.88%, 09/01/2024	1,723	1,725
Kennedy-Wilson Inc			Starwood Property Trust Inc
5.88%, 04/01/2024	1,350	1,320	3.63%, 02/01/2021	4,420	4,357
Realogy Group LLC / Realogy Co-Issuer Corp			4.75%, 03/15/2025	1,706	1,638
4.50%, 04/15/2019(g)	2,660	2,660	5.00%, 12/15/2021	1,715	1,732
4.88%, 06/01/2023(g)	800	722	Uniti Group LP / Uniti Fiber Holdings Inc / CSL
5.25%, 12/01/2021(g)	1,150	1,150	Capital LLC
WeWork Cos Inc			7.13%, 12/15/2024(g)	21,120	18,638
7.88%, 05/01/2025(g)	640	579	Uniti Group LP / Uniti Group Finance Inc / CSL
		$11,427	Capital LLC
REITs - 3.11%			6.00%, 04/15/2023(g)	1,197	1,134
CBL & Associates LP			8.25%, 10/15/2023	19,605	18,134
5.25%, 12/01/2023	25	21	VICI Properties 1 LLC / VICI FC Inc
5.95%, 12/15/2026	500	398	8.00%, 10/15/2023	5,060	5,465
CoreCivic Inc					$113,829
4.63%, 05/01/2023	948	889	Retail - 2.16%
4.75%, 10/15/2027	836	712	1011778 BC ULC / New Red Finance Inc
CyrusOne LP / CyrusOne Finance Corp			4.25%, 05/15/2024(g)	9,496	9,187
5.00%, 03/15/2024	702	707	4.63%, 01/15/2022(g)	2,880	2,887
5.38%, 03/15/2027	619	621	5.00%, 10/15/2025(g)	3,645	3,518
Equinix Inc			Asbury Automotive Group Inc
5.38%, 01/01/2022	404	412	6.00%, 12/15/2024	300	302
5.38%, 04/01/2023	1,450	1,466	Beacon Roofing Supply Inc
5.38%, 05/15/2027	1,785	1,789	4.88%, 11/01/2025(g)	985	917
5.75%, 01/01/2025	2,206	2,278	Bed Bath & Beyond Inc
5.88%, 01/15/2026	3,503	3,618	5.17%, 08/01/2044	1,124	829
ESH Hospitality Inc			Brinker International Inc
5.25%, 05/01/2025(g)	3,864	3,820	5.00%, 10/01/2024(g)	1,050	1,003
GEO Group Inc/The			Caleres Inc
5.13%, 04/01/2023	640	584	6.25%, 08/15/2023	1,110	1,143
5.88%, 01/15/2022	700	682	Carvana Co
5.88%, 10/15/2024	1,000	905	8.88%, 10/01/2023(g)	700	670
6.00%, 04/15/2026	1,100	983	Cumberland Farms Inc
GLP Capital LP / GLP Financing II Inc			6.75%, 05/01/2025(g)	127	129
4.88%, 11/01/2020	2,195	2,226	DriveTime Automotive Group Inc / Bridgecrest
Iron Mountain Inc			Acceptance Corp
4.38%, 06/01/2021(g)	1,000	998	8.00%, 06/01/2021(g)	230	229
4.88%, 09/15/2027(g)	1,546	1,425	Ferrellgas LP / Ferrellgas Finance Corp
5.25%, 03/15/2028(g)	2,530	2,353	6.50%, 05/01/2021	191	167
5.75%, 08/15/2024	2,175	2,164	6.75%, 01/15/2022	450	394
6.00%, 08/15/2023	2,780	2,849	6.75%, 06/15/2023	110	96
Iron Mountain US Holdings Inc			Ferrellgas Partners LP / Ferrellgas Partners
5.38%, 06/01/2026(g)	2,820	2,683	Finance Corp
iStar Inc			8.63%, 06/15/2020	100	75
4.63%, 09/15/2020	25	25	FirstCash Inc
5.25%, 09/15/2022	500	492	5.38%, 06/01/2024(g)	114	114
6.00%, 04/01/2022	681	679	GameStop Corp
6.50%, 07/01/2021	400	406	6.75%, 03/15/2021(g)	200	201
Mack-Cali Realty LP			Gap Inc/The
3.15%, 05/15/2023	320	273	5.95%, 04/12/2021	1,050	1,088
MGM Growth Properties Operating Partnership			Golden Nugget Inc
LP / MGP Finance Co-Issuer Inc			6.75%, 10/15/2024(g)	1,661	1,661
4.50%, 09/01/2026	900	853	8.75%, 10/01/2025(g)	1,475	1,512
5.63%, 05/01/2024	1,315	1,351	Group 1 Automotive Inc
MPT Operating Partnership LP / MPT Finance			5.00%, 06/01/2022	350	347
Corp			5.25%, 12/15/2023(g)	284	273
5.00%, 10/15/2027	1,640	1,597	Guitar Center Escrow Issuer Inc
5.25%, 08/01/2026	5,498	5,526	9.50%, 10/15/2021(g)	1,175	1,103
5.50%, 05/01/2024	4,625	4,717	IRB Holding Corp
6.38%, 03/01/2024	4,935	5,157	6.75%, 02/15/2026(g)	135	126
RHP Hotel Properties LP / RHP Finance Corp
5.00%, 04/15/2023	1,090	1,094

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Retail (continued)			Semiconductors (continued)
JC Penney Corp Inc			NXP BV / NXP Funding LLC
5.88%, 07/01/2023(g)	$85	$71	4.13%, 06/01/2021(g)	$3,340	$3,352
6.38%, 10/15/2036	200	64	Qorvo Inc
8.63%, 03/15/2025(g)	400	225	5.50%, 07/15/2026(g)	425	422
KFC Holding Co/Pizza Hut Holdings LLC/Taco			Sensata Technologies UK Financing Co PLC
Bell of America LLC			6.25%, 02/15/2026(g)	3,588	3,723
4.75%, 06/01/2027(g)	1,940	1,879			$12,102
5.00%, 06/01/2024(g)	900	902	Software - 1.92%
5.25%, 06/01/2026(g)	4,600	4,658	Ascend Learning LLC
L Brands Inc			6.88%, 08/01/2025(g)	2,491	2,491
5.25%, 02/01/2028	1,100	965	Camelot Finance SA
5.63%, 02/15/2022	1,000	1,016	7.88%, 10/15/2024(g)	1,610	1,658
5.63%, 10/15/2023	165	164	CDK Global Inc
6.69%, 01/15/2027	988	939	3.80%, 10/15/2019	545	544
6.75%, 07/01/2036	450	380	4.88%, 06/01/2027	984	955
6.88%, 11/01/2035	361	310	5.00%, 10/15/2024	1,981	1,976
7.60%, 07/15/2037	500	393	5.88%, 06/15/2026	1,515	1,552
Men's Wearhouse Inc/The			Change Healthcare Holdings LLC / Change
7.00%, 07/01/2022	16	16	Healthcare Finance Inc
Neiman Marcus Group Ltd LLC			5.75%, 03/01/2025(g)	1,550	1,484
8.00%, 10/15/2021(g)	1,095	496	Fair Isaac Corp
Party City Holdings Inc			5.25%, 05/15/2026(g)	75	75
6.63%, 08/01/2026(g)	400	389	First Data Corp
Penske Automotive Group Inc			5.00%, 01/15/2024(g)	6,275	6,412
3.75%, 08/15/2020	4,365	4,338	5.38%, 08/15/2023(g)	1,405	1,432
5.50%, 05/15/2026	836	817	5.75%, 01/15/2024(g)	3,032	3,117
5.75%, 10/01/2022	965	979	Genesys Telecommunications Laboratories Inc/
PetSmart Inc			Greeneden Lux 3 Sarl
5.88%, 06/01/2025(g)	1,592	1,250	10.00%, 11/30/2024(g)	1,962	2,104
7.13%, 03/15/2023(g)	1,505	944	Infor Software Parent LLC / Infor Software Parent
8.88%, 06/01/2025(g)	650	410	Inc
PriSo Acquisition Corp			7.13%, PIK 7.88%, 05/01/2021(g),(i),(j)	4,004	4,034
9.00%, 05/15/2023(g)	75	75	Infor US Inc
QVC Inc			5.75%, 08/15/2020(g)	216	219
4.85%, 04/01/2024	500	499	6.50%, 05/15/2022	2,087	2,124
5.45%, 08/15/2034	835	750	Informatica LLC
Rite Aid Corp			7.13%, 07/15/2023(g)	1,975	1,980
6.13%, 04/01/2023(g)	1,850	1,561	IQVIA Inc
Sally Holdings LLC / Sally Capital Inc			4.88%, 05/15/2023(g)	1,350	1,370
5.50%, 11/01/2023	50	50	5.00%, 10/15/2026(g)	4,562	4,568
5.63%, 12/01/2025	1,103	1,075	j2 Cloud Services LLC / j2 Global Co-Obligor Inc
Signet UK Finance PLC			6.00%, 07/15/2025(g)	2,134	2,140
4.70%, 06/15/2024	106	91	MSCI Inc
Sonic Automotive Inc			4.75%, 08/01/2026(g)	1,235	1,230
6.13%, 03/15/2027	801	699	5.25%, 11/15/2024(g)	2,160	2,198
SRS Distribution Inc			5.38%, 05/15/2027(g)	300	305
8.25%, 07/01/2026(g)	18,720	18,064	5.75%, 08/15/2025(g)	2,365	2,453
Staples Inc			Nuance Communications Inc
8.50%, 09/15/2025(g)	2,390	2,295	5.38%, 08/15/2020(g)	506	508
Suburban Propane Partners LP/Suburban Energy			5.63%, 12/15/2026	2,480	2,430
Finance Corp			6.00%, 07/01/2024	5,305	5,358
5.50%, 06/01/2024	1,073	1,054	Open Text Corp
5.88%, 03/01/2027	750	709	5.63%, 01/15/2023(g)	235	240
Yum! Brands Inc			5.88%, 06/01/2026(g)	5,339	5,513
3.75%, 11/01/2021	1,510	1,487	PTC Inc
3.88%, 11/01/2020	210	208	6.00%, 05/15/2024	550	570
3.88%, 11/01/2023	20	19	Rackspace Hosting Inc
6.88%, 11/15/2037	750	744	8.63%, 11/15/2024(g)	6,635	5,573
		$78,956	Riverbed Technology Inc
Semiconductors - 0.33%			8.88%, 03/01/2023(g)	1,095	799
Advanced Micro Devices Inc			Solera LLC / Solera Finance Inc
7.00%, 07/01/2024	106	111	10.50%, 03/01/2024(g)	2,115	2,295
7.50%, 08/15/2022	2,700	2,929	Veritas US Inc / Veritas Bermuda Ltd
Entegris Inc			10.50%, 02/01/2024(g)	850	619
4.63%, 02/10/2026(g)	411	399			$70,326
Micron Technology Inc			Storage & Warehousing - 0.02%
5.50%, 02/01/2025	1,150	1,166	Algeco Global Finance Plc
			8.00%, 02/15/2023(g)	600	584

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Storage & Warehousing (continued)			Telecommunications (continued)
Mobile Mini Inc			Intelsat Luxembourg SA
5.88%, 07/01/2024	$230	$231	8.13%, 06/01/2023	$2,930	$2,437
		$815	Iridium Communications Inc
Telecommunications - 6.60%			10.25%, 04/15/2023(g)	116	125
Anixter Inc			Koninklijke KPN NV
5.13%, 10/01/2021	500	508	7.00%, 03/28/2073(g),(l)	405	419
5.50%, 03/01/2023	511	521	USD Swap Semi-Annual 10 Year + 5.33%
C&W Senior Financing DAC			Level 3 Financing Inc
6.88%, 09/15/2027(g)	750	714	5.13%, 05/01/2023	3,402	3,372
CenturyLink Inc			5.25%, 03/15/2026	480	466
5.63%, 04/01/2020	1,110	1,120	5.38%, 08/15/2022	2,400	2,419
5.63%, 04/01/2025	2,400	2,172	5.38%, 01/15/2024	6,465	6,432
5.80%, 03/15/2022	1,215	1,218	5.38%, 05/01/2025	383	378
6.45%, 06/15/2021	1,300	1,323	5.63%, 02/01/2023	1,753	1,762
6.75%, 12/01/2023	455	458	Level 3 Parent LLC
6.88%, 01/15/2028	12,022	10,937	5.75%, 12/01/2022	864	864
7.50%, 04/01/2024	1,050	1,066	Nokia OYJ
7.60%, 09/15/2039	500	410	3.38%, 06/12/2022	520	512
7.65%, 03/15/2042	1,000	829	4.38%, 06/12/2027	495	479
Cincinnati Bell Inc			6.63%, 05/15/2039	716	745
7.00%, 07/15/2024(g)	904	777	Plantronics Inc
8.00%, 10/15/2025(g)	140	121	5.50%, 05/31/2023(g)	336	321
CommScope Inc			Qwest Capital Funding Inc
5.00%, 06/15/2021(g)	250	248	6.88%, 07/15/2028	379	318
5.50%, 06/15/2024(g)	752	703	7.75%, 02/15/2031	415	350
CommScope Technologies LLC			Qwest Corp
5.00%, 03/15/2027(g)	3,390	2,890	6.75%, 12/01/2021	705	753
6.00%, 06/15/2025(g)	7,783	7,336	6.88%, 09/15/2033	5,065	4,771
Consolidated Communications Inc			7.25%, 09/15/2025	1,458	1,539
6.50%, 10/01/2022	1,275	1,167	Sable International Finance Ltd
DKT Finance ApS			6.88%, 08/01/2022(g)	547	568
9.38%, 06/17/2023(g)	125	132	Sprint Capital Corp
Embarq Corp			6.88%, 11/15/2028	2,692	2,672
8.00%, 06/01/2036	5,222	4,935	8.75%, 03/15/2032	1,793	1,968
Frontier Communications Corp			Sprint Communications Inc
6.25%, 09/15/2021	10	7	6.00%, 11/15/2022	7,139	7,220
6.88%, 01/15/2025	1,300	686	7.00%, 03/01/2020(g)	414	426
7.13%, 01/15/2023	835	497	7.00%, 08/15/2020	1,739	1,804
7.63%, 04/15/2024	1,225	665	9.25%, 04/15/2022	300	347
7.88%, 01/15/2027	200	101	11.50%, 11/15/2021	1,159	1,343
8.50%, 04/01/2026(g)	1,950	1,769	Sprint Corp
8.75%, 04/15/2022	760	509	7.13%, 06/15/2024	14,003	14,327
9.00%, 08/15/2031	7,803	4,272	7.25%, 09/15/2021	3,188	3,347
11.00%, 09/15/2025	10,089	6,501	7.63%, 02/15/2025	2,632	2,751
10.50%, 09/15/2022	3,619	2,592	7.63%, 03/01/2026	6,505	6,757
Frontier Florida LLC			7.88%, 09/15/2023	9,400	9,988
6.86%, 02/01/2028	1,206	1,052	Telecom Italia Capital SA
Gogo Intermediate Holdings LLC / Gogo Finance			6.00%, 09/30/2034	2,149	1,871
Co Inc			6.38%, 11/15/2033	1,115	1,012
12.50%, 07/01/2022(g)	800	868	7.20%, 07/18/2036	1,532	1,479
GTT Communications Inc			7.72%, 06/04/2038	550	547
7.88%, 12/31/2024(g)	34,215	30,109	Telecom Italia SpA/Milano
Hughes Satellite Systems Corp			5.30%, 05/30/2024(g)	2,400	2,280
5.25%, 08/01/2026	1,054	1,009	Telefonaktiebolaget LM Ericsson
6.50%, 06/15/2019	1,928	1,948	4.13%, 05/15/2022	1,100	1,099
6.63%, 08/01/2026	1,060	1,020	Telesat Canada / Telesat LLC
7.63%, 06/15/2021	320	339	8.88%, 11/15/2024(g)	425	446
Inmarsat Finance PLC			T-Mobile USA Inc
4.88%, 05/15/2022(g)	1,500	1,451	4.50%, 02/01/2026	3,000	2,925
Intelsat Connect Finance SA			4.75%, 02/01/2028	2,400	2,301
9.50%, 02/15/2023(g)	1,700	1,590	5.13%, 04/15/2025	500	505
Intelsat Jackson Holdings SA			5.38%, 04/15/2027	519	523
5.50%, 08/01/2023	13,315	12,117	6.00%, 03/01/2023	3,662	3,754
8.00%, 02/15/2024(g)	1,565	1,630	6.00%, 04/15/2024	7,097	7,275
8.50%, 10/15/2024(g)	3,970	4,010	6.38%, 03/01/2025	2,742	2,845
9.50%, 09/30/2022(g)	400	465	6.50%, 01/15/2024	312	323
9.75%, 07/15/2025(g)	1,700	1,770	6.50%, 01/15/2026	3,650	3,860

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2019 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		- 13.56%	Amount (000's) Value (000's)
Telecommunications (continued)			Aerospace & Defense - 0.00%
Trilogy International Partners LLC / Trilogy			Jazz Acquisition Inc
International Finance Inc			9.55%, 06/19/2022(m)	$170	$158
8.88%, 05/01/2022(g)	$100	$96	US LIBOR + 6.75%
United States Cellular Corp			Automobile Parts & Equipment - 0.70%
6.70%, 12/15/2033	300	309	Dexko Global Inc
ViaSat Inc			11.05%, 07/24/2025(m)	10,412	10,360
5.63%, 09/15/2025(g)	4,690	4,408	US LIBOR + 8.25%
Wind Tre SpA			Truck Hero Inc
5.00%, 01/20/2026(g)	4,120	3,389	10.75%, 05/16/2025(m)	15,632	15,436
Windstream Services LLC / Windstream Finance			US LIBOR + 8.25%
Corp					$25,796
6.38%, 08/01/2023(g)	241	116	Chemicals - 0.10%
8.63%, 10/31/2025(g)	710	669	PQ Corp
9.00%, 06/30/2025(g)	219	164	5.03%, 02/08/2025(m)	1,422	1,383
10.50%, 06/30/2024(g)	300	249	US LIBOR + 2.50%
WTT Investment Ltd/Hong Kong			Starfruit US Holdco LLC
5.50%, 11/21/2022(g)	650	639	5.75%, 10/01/2025(m)	2,150	2,101
		$241,626	US LIBOR + 3.25%
Toys, Games & Hobbies - 0.13%					$3,484
Mattel Inc			Commercial Services - 1.03%
2.35%, 08/15/2021	1,000	927	KUEHG Corp
3.15%, 03/15/2023	1,000	870	11.05%, 08/22/2025(m)	8,306	8,223
4.35%, 10/01/2020	365	359	Learning Care Group US No 2 Inc
5.45%, 11/01/2041	214	159	10.02%, 03/13/2026(m)	3,400	3,357
6.20%, 10/01/2040	150	117	US LIBOR + 7.50%
6.75%, 12/31/2025(g)	2,650	2,504	Refinitiv US Holdings Inc
		$4,936	6.27%, 09/18/2025(m)	20,430	19,600
Transportation - 0.10%			US LIBOR + 3.75%
Hornbeck Offshore Services Inc			RR Donnelley & Sons Co
5.88%, 04/01/2020	270	167	7.51%, 01/04/2024(m)	1,825	1,802
Navios Maritime Acquisition Corp / Navios			US LIBOR + 5.00%
Acquisition Finance US Inc			ServiceMaster Co LLC/The
8.13%, 11/15/2021(g)	200	151	5.02%, 11/08/2023(m)	854	849
Neovia Logistics Services LLC / SPL Logistics			US LIBOR + 2.50%
Finance Corp			Team Health Holdings Inc
8.88%, 08/01/2020(g)	125	109	5.27%, 02/06/2024(m)	4,135	3,711
Teekay Offshore Partners LP/Teekay Offshore			US LIBOR + 2.75%
Finance Corp					$37,542
8.50%, 07/15/2023(g)	775	744	Computers - 0.91%
Watco Cos LLC / Watco Finance Corp			CDW LLC
6.38%, 04/01/2023(g)	270	271	4.28%, 08/17/2023(m)	1,012	1,007
XPO CNW Inc			US LIBOR + 1.75%
6.70%, 05/01/2034	347	316	Dell International LLC
XPO Logistics Inc			4.51%, 09/07/2023(m)	1,382	1,361
6.13%, 09/01/2023(g)	620	630	US LIBOR + 2.00%
6.50%, 06/15/2022(g)	1,389	1,419	Optiv Security Inc
		$3,807	5.77%, 02/01/2024(m)	1,940	1,794
Trucking & Leasing - 0.72%			US LIBOR + 3.25%
AerCap Global Aviation Trust			9.77%, 01/13/2025(m)	5,820	5,354
6.50%, 06/15/2045(g),(l)	400	388	US LIBOR + 7.25%
3 Month USD LIBOR + 4.30%			Peak 10 Holding Corp
Avolon Holdings Funding Ltd			9.79%, 07/24/2025(m)	15,795	13,643
5.13%, 10/01/2023(g)	3,455	3,507	US LIBOR + 7.25%
Fly Leasing Ltd			Presidio LLC
5.25%, 10/15/2024	1,000	930	5.54%, 02/02/2024(m)	1,740	1,718
Fortress Transportation & Infrastructure Investors			US LIBOR + 2.75%
LLC			TierPoint LLC
6.50%, 10/01/2025(g)	500	480	9.77%, 05/05/2025(m)	8,835	8,332
6.75%, 03/15/2022(g)	1,250	1,254	US LIBOR + 7.25%
Park Aerospace Holdings Ltd					$33,209
4.50%, 03/15/2023(g)	1,832	1,798	Cosmetics & Personal Care - 0.12%
5.25%, 08/15/2022(g)	11,768	11,948	Wellness Merger Sub Inc
5.50%, 02/15/2024(g)	5,802	5,889	11.56%, 06/27/2025(m)	4,330	4,335
		$26,194
TOTAL BONDS		$3,017,649

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.10%			Insurance - 1.38%
American Tire Distributors Inc			Asurion LLC
8.50%, 09/01/2023(m)	$2,297	$2,210	9.02%, 08/04/2025(m)	$48,215	$48,456
US LIBOR + 6.00%			US LIBOR + 6.50%
10.02%, 08/30/2024(m)	1,531	1,358	Sedgwick Claims Management Services Inc
US LIBOR + 7.50%			5.77%, 11/06/2025(m)	1,990	1,937
		$3,568	US LIBOR + 3.25%
Electric - 0.07%					$50,393
Calpine Corp			Investment Companies - 0.21%
5.31%, 01/15/2023(m)	2,003	1,968	Masergy Holdings Inc
US LIBOR + 2.50%			10.31%, 12/16/2024(m)	5,393	5,258
Vistra Operations Co LLC			US LIBOR + 7.50%
4.75%, 12/14/2023(m)	738	730	Zest Acquisition Corp
US LIBOR + 2.25%			10.02%, 03/06/2026(m)	2,580	2,451
		$2,698	US LIBOR + 7.50%
Electronics - 0.31%					$7,709
Deliver Buyer Inc			Lodging - 0.61%
7.71%, 05/01/2024(m)	11,552	11,436	Boyd Gaming Corp
US LIBOR + 5.00%			4.66%, 09/15/2023(m)	1,774	1,749
Entertainment - 0.24%			US LIBOR + 2.25%
Crown Finance US Inc			Parq Holdings LP
5.02%, 02/07/2025(m)	2,284	2,226	10.06%, 12/17/2020(m)	20,918	20,761
US LIBOR + 2.50%			US LIBOR + 7.50%
Mohegan Gaming & Entertainment					$22,510
6.52%, 09/30/2023(m)	2,134	1,976	Machinery - Diversified - 0.50%
US LIBOR + 4.00%			Engineered Machinery Holdings Inc
SeaWorld Parks & Entertainment Inc			10.05%, 07/25/2025(m)	16,681	16,250
5.52%, 04/01/2024(m)	4,570	4,476	US LIBOR + 7.25%
US LIBOR + 3.00%			Welbilt Inc
		$8,678	5.02%, 10/23/2025(m)	2,123	2,073
Environmental Control - 0.02%			US LIBOR + 2.50%
Advanced Disposal Services Inc					$18,323
4.66%, 11/10/2023(m)	890	879	Media - 0.19%
US LIBOR + 2.25%			Altice France SA/France
Healthcare - Products - 0.05%			6.51%, 08/14/2026(m)	4,494	4,232
Mallinckrodt International Finance SA			US LIBOR + 4.00%
5.55%, 09/24/2024(m)	1,745	1,621	CSC Holdings LLC
US LIBOR + 2.75%			4.76%, 01/10/2026(m)	2,045	1,962
5.62%, 02/24/2025(m)	327	306	US LIBOR + 2.25%
US LIBOR + 3.00%			Univision Communications Inc
		$1,927	5.27%, 03/15/2024(m)	1,007	936
Healthcare - Services - 2.56%			US LIBOR + 2.75%
Aveanna Healthcare LLC					$7,130
8.02%, 03/18/2024(m)	5,470	5,415	Metal Fabrication & Hardware - 0.48%
US LIBOR + 5.50%			Crosby US Acquisition Corp
10.52%, 03/16/2025(m)	6,940	6,667	5.50%, 11/23/2020(m)	18,860	17,446
US LIBOR + 8.00%			US LIBOR + 3.00%
Dentalcorp Perfect Smile ULC			Miscellaneous Manufacturers - 0.78%
10.02%, 06/08/2026(m)	1,199	1,168	UTEX Industries Inc
US LIBOR + 7.50%			6.54%, 05/21/2021(m)	10,756	10,124
10.02%, 06/01/2026(m)	6,451	6,290	US LIBOR + 4.00%
US LIBOR + 7.50%			9.77%, 05/22/2022(m)	20,650	18,559
MPH Acquisition Holdings LLC			US LIBOR + 7.25%
5.55%, 05/25/2023(m)	2,495	2,411			$28,683
US LIBOR + 3.00%			Packaging & Containers - 0.27%
One Call Corp			Berlin Packaging LLC
7.76%, 11/27/2022(m)	34,753	30,648	5.54%, 11/07/2025(m)	6,546	6,284
US LIBOR + 5.25%			US LIBOR + 3.00%
RegionalCare Hospital Partners Holdings Inc			BWAY Holding Co
7.13%, 11/14/2025(m)	790	770	6.03%, 04/03/2024(m)	1,656	1,595
US LIBOR + 4.50%			US LIBOR + 3.25%
US Renal Care Inc			Reynolds Group Holdings Inc
7.05%, 12/30/2022(m)	23,299	22,739	5.26%, 02/05/2023(m)	2,013	1,982
US LIBOR + 4.25%			US LIBOR + 2.75%
10.80%, 11/17/2023(m)	18,185	17,458			$9,861
US LIBOR + 8.00%
		$93,566

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		(a)	Non-income producing security
(continued)	Amount (000’s) Value (000’s)		(b)	The value of these investments was determined using significant unobservable
Pharmaceuticals - 0.99%				inputs.
Lanai Holdings III Inc			(c)	Fair value of these investments is determined in good faith by the Manager
7.28%, 08/29/2022(m)	$13,548	$12,871		under procedures established and periodically reviewed by the Board of
US LIBOR + 4.75%				Directors. Certain inputs used in the valuation may be unobservable; however,
11.03%, 08/14/2023(m)	5,170	4,653		each security is evaluated individually for purposes of ASC 820 which results
US LIBOR + 8.50%				in not all securities being identified as Level 3 of the fair value hierarchy.
Packaging Coordinators Midco Inc				At the end of the period, the fair value of these securities totaled $22,516 or
11.56%, 06/29/2024(m)	5,740	5,711		0.62% of net assets.
US LIBOR + 8.75%			(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more
PharMerica Corp				information.
10.26%, 12/07/2025(m)	10,155	10,053	(e)	Affiliated Security. Security is either an affiliate (and registered under the
US LIBOR + 7.75%				Investment Company Act of 1940) or an affiliate as defined by the Investment
Valeant Pharmaceuticals International				Company Act of 1940 (controls 5.0% or more of the outstanding voting
0.00%, 11/14/2025(m),(n)	2,000	1,971		shares of the security). Please see affiliated sub-schedule for transactional
US LIBOR + 2.75%				information.
5.49%, 05/19/2025(m)	821	811	(f)	Current yield shown is as of period end.
US LIBOR + 3.00%			(g)	Security exempt from registration under Rule 144A of the Securities Act of
		$36,070		1933. These securities may be resold in transactions exempt from registration,
Real Estate - 0.03%				normally to qualified institutional buyers. At the end of the period, the value of
Realogy Group LLC				these securities totaled $1,667,369 or 45.56% of net assets.
4.76%, 02/08/2025(m)	1,107	1,077	(h)	Security purchased on a when-issued basis.
US LIBOR + 2.25%			(i)	Certain variable rate securities are not based on a published reference rate
REITs - 0.14%				and spread but are determined by the issuer or agent and are based on current
Iron Mountain Inc				market conditions. These securities do not indicate a reference rate and
4.27%, 01/02/2026(m)	5,187	5,019		spread in their description. Rate shown is the rate in effect as of period end.
US LIBOR + 1.75%			(j)	Payment in kind; the issuer has the option of paying additional securities in
Retail - 0.10%				lieu of cash.
1011778 BC ULC			(k)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
4.76%, 02/16/2024(m)	2,494	2,450		but they may be called by the issuer at an earlier date. Date shown, if any,
US LIBOR + 2.25%				reflects the next call date or final legal maturity date. Rate shown is as of
Bass Pro Group LLC				period end.
7.52%, 09/25/2024(m)	1,321	1,305	(l)	Rate shown is as of period end. The rate may be a variable or floating rate or
US LIBOR + 5.00%				a fixed rate which may convert to a variable or floating rate in the future.
		$3,755	(m)	Rate information disclosed is based on an average weighted rate of the
				underlying tranches as of period end.
Software - 1.50%			(n)	This Senior Floating Rate Note will settle after January 31, 2019, at which
Evergreen Skills Lux Sarl				time the interest rate will be determined.
7.27%, 04/23/2021(m)	24,670	20,062
US LIBOR + 4.75%
10.77%, 04/28/2022(m)	14,447	7,397		Portfolio Summary (unaudited)
US LIBOR + 8.25%			Sector	Percent
First Data Corp			Consumer, Non-cyclical	19.70%
4.52%, 07/08/2022(m)	4,147	4,129	Communications	15.04%
US LIBOR + 2.00%			Financial	12.23%
MH Sub I LLC			Consumer, Cyclical	11.95%
10.02%, 09/15/2025(m)	19,719	18,930	Industrial	11.26%
US LIBOR + 7.50%			Energy	11.11%
SS&C European Holdings Sarl			Technology	6.19%
4.78%, 02/28/2025(m)	890	872	Basic Materials	5.90%
US LIBOR + 2.25%			Investment Companies	3.34%
SS&C Technologies Inc			Utilities	2.33%
4.76%, 04/16/2025(m)	1,217	1,193	Diversified	0.36%
US LIBOR + 2.25%			Other Assets and Liabilities	0.59%
4.80%, 02/28/2025(m)	2,310	2,261	TOTAL NET ASSETS	100.00%
US LIBOR + 2.25%
		$54,844
Telecommunications - 0.17%
CenturyLink Inc
5.26%, 01/31/2025(m)	4,356	4,159
US LIBOR + 2.75%
Intelsat Jackson Holdings SA
6.25%, 11/27/2023(m)	2,010	1,990
US LIBOR + 3.75%
		$6,149
TOTAL SENIOR FLOATING RATE INTERESTS		$496,245
Total Investments		$3,638,384
Other Assets and Liabilities - 0.59%		21,575
TOTAL NET ASSETS - 100.00%		$3,659,959

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$218,558			$449,468	$545,866	$122,160
	$218,558			$449,468	$545,866	$122,160

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$649	$	— $		— $	—
	$649	$	— $		— $	—

Amounts in thousands

Restricted Securities

Security Name				Acquisition Date			Cost	Value	Percent of Net Assets
General Motors Co - 0.00%, 7/15/2023				01/31/2013	$		— $	—	0.00%
General Motors Co - 0.00%, 12/1/2020				04/11/2013			—	—	0.00%
General Motors Co - 0.00%, 3/15/2036				01/31/2013			—	—	0.00%
General Motors Co - 0.00%, 7/15/2033				01/31/2013			—	—	0.00%
General Motors Co - 0.00%, 5/1/2028				01/31/2013			—	—	0.00%
General Motors Co - 0.00%, 12/1/2020				04/11/2013			—	—	0.00%
General Motors Co - 0.00%, 9/1/2025				01/31/2013			—	—	0.00%
General Motors Co - 0.00%, 3/6/2032				04/11/2013			—	—	0.00%
General Motors Co - 0.00%, 7/15/2033				04/11/2013			—	—	0.00%
Neebo, Inc - Warrants				07/05/2012			—	—	0.00%
Neebo, Inc - Warrants				07/05/2012			—	—	0.00%
Real Alloy Holding Inc - 12.39%, 11/30/2023				05/31/2018			4,830	4,830	0.13%
SportsNet New York - 10.25%, 1/15/2025				12/27/2017			4,068	4,337	0.12%
Total							$	9,167	0.25%
Amounts in thousands.

Exchange Cleared Credit Default Swaps

Sell Protection
	Implied Credit
	Spread as of		(Pay)/				Upfront	Unrealized
	January 31,	Receive Fixed		Payment	Notional		Payments/	Appreciation/
Reference Entity	2019	(a)	Rate	Frequency	Maturity Date	Amount (b)	(Receipts)	(Depreciation)	Fair Value (c)
CDX.NA.HY.31	N/A		5.00%	Quarterly	12/20/2023	$78,890	$4,452	$257	$4,709
Total							$4,452	$257	$4,709
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $78,890.

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
Income Fund
January 31, 2019 (unaudited)

COMMON STOCKS - 1.31%	Shares Held Value (000's)			Principal
Diversified Financial Services - 0.00%			BONDS (continued)	Amount (000’s) Value (000’s)
Adelphia Recovery Trust (a),(b),(c)	658,740	$—	Banks (continued)
Electric - 0.11%			Morgan Stanley
GenOn Energy - Class A (a),(b)	23,170	3,244	2.65%, 01/27/2020	$5,000	$4,984
Oil & Gas - 0.23%			3.95%, 04/23/2027	10,000	9,758
Riviera Resources Inc/Linn (a)	258,490	3,968	4.00%, 07/23/2025	5,000	5,121
Roan Resources Inc (a)	258,490	2,776	4.88%, 11/01/2022	2,000	2,095
		$6,744	5.50%, 07/28/2021	5,000	5,285
Transportation - 0.97%			PNC Bank NA
Trailer Bridge Inc (a),(b),(c),(d)	152,807	28,144	2.95%, 02/23/2025	10,000	9,806
TOTAL COMMON STOCKS		$38,132	3.10%, 10/25/2027	4,750	4,626
INVESTMENT COMPANIES - 0.94%	Shares Held Value (000's)		PNC Financial Services Group Inc/The
			6.75%, 07/29/2049(h),(i)	18,000	18,855
Money Market Funds - 0.94%			3 Month USD LIBOR + 3.68%
Principal Government Money Market Fund	27,482,387	27,482	SunTrust Bank/Atlanta GA
2.32%(e),(f)			2.75%, 05/01/2023	15,000	14,612
TOTAL INVESTMENT COMPANIES		$27,482	3.30%, 05/15/2026	5,000	4,816
	Principal		SunTrust Banks Inc
BONDS - 63.64%	Amount (000's) Value (000's)		2.70%, 01/27/2022	9,000	8,846
Airlines - 0.27%			US Bancorp
United Airlines 2013-1 Class A Pass Through			2.95%, 07/15/2022	5,000	4,981
Trust			3.00%, 03/15/2022	2,000	1,995
4.30%, 02/15/2027	$7,728	$7,875	3.60%, 09/11/2024	9,500	9,656
Apparel - 0.43%			4.13%, 05/24/2021	3,000	3,074
Under Armour Inc			US Bank NA/Cincinnati OH
3.25%, 06/15/2026	14,250	12,610	2.80%, 01/27/2025	5,000	4,877
Automobile Floor Plan Asset Backed Securities - 1.24%			Wells Fargo & Co
Ally Master Owner Trust			3.07%, 01/24/2023	16,000	15,913
2.94%, 06/15/2022	15,000	15,029	6.56%, 12/31/2049(i)	15,000	15,075
1.00 x 1 Month USD LIBOR + 0.43%			3 Month USD LIBOR + 3.77%
Ford Credit Floorplan Master Owner Trust A					$297,985
3.41%, 02/15/2021	15,000	15,003	Beverages - 1.29%
1.00 x 1 Month USD LIBOR + 0.90%			Anheuser-Busch Cos LLC / Anheuser-Busch
Navistar Financial Dealer Note Master Owner			InBev Worldwide Inc
Trust II			3.65%, 02/01/2026(g)	7,500	7,369
3.14%, 09/25/2023(g)	6,000	5,998	4.70%, 02/01/2036(g)	11,500	11,051
1.00 x 1 Month USD LIBOR + 0.63%			Anheuser-Busch InBev Worldwide Inc
		$36,030	2.50%, 07/15/2022	9,000	8,770
Automobile Manufacturers - 0.50%			4.90%, 01/23/2031	10,000	10,413
American Honda Finance Corp					$37,603
2.30%, 09/09/2026	4,750	4,380	Biotechnology - 2.22%
3.80%, 09/20/2021(g)	10,000	10,125	Amgen Inc
		$14,505	3.63%, 05/15/2022	4,500	4,571
Banks - 10.23%			3.88%, 11/15/2021	13,000	13,247
Bank of America Corp			Celgene Corp
2.88%, 04/24/2023(h)	15,000	14,818	3.45%, 11/15/2027	5,000	4,780
3 Month USD LIBOR + 1.02%			3.90%, 02/20/2028	10,000	9,912
3.88%, 08/01/2025	7,000	7,137	Gilead Sciences Inc
6.75%, 06/01/2028	2,000	2,396	3.50%, 02/01/2025	4,750	4,771
Bank of New York Mellon Corp/The			3.65%, 03/01/2026	18,000	18,047
2.20%, 08/16/2023	9,500	9,164	4.40%, 12/01/2021	9,000	9,294
2.60%, 08/17/2020	9,500	9,462			$64,622
2.80%, 05/04/2026	4,500	4,321	Chemicals - 0.90%
3.00%, 10/30/2028	7,000	6,607	Airgas Inc
Citigroup Inc			2.38%, 02/15/2020	7,000	6,951
3.88%, 03/26/2025	20,000	19,895	3.65%, 07/15/2024	6,750	6,854
4.45%, 09/29/2027	8,000	8,117	OCI NV
4.50%, 01/14/2022	4,000	4,159	6.63%, 04/15/2023(g)	1,600	1,644
Cullen/Frost Bankers Inc			Westlake Chemical Corp
4.50%, 03/17/2027	11,000	10,790	3.60%, 08/15/2026	11,500	10,771
Goldman Sachs Group Inc/The					$26,220
3.50%, 11/16/2026	9,000	8,671	Commercial Services - 0.57%
3.63%, 01/22/2023	4,000	4,049	ERAC USA Finance LLC
5.25%, 07/27/2021	13,000	13,633	3.30%, 10/15/2022(g)	2,000	1,973
JPMorgan Chase & Co			4.50%, 08/16/2021(g)	6,000	6,138
3.25%, 09/23/2022	5,000	5,040	7.00%, 10/15/2037(g)	7,000	8,651
3.63%, 05/13/2024	15,000	15,200			$16,762
3.90%, 07/15/2025	5,000	5,100
6.22%, 04/29/2049(i)	5,021	5,051
3 Month USD LIBOR + 3.47%

See accompanying notes.

     Schedule of Investments Income Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Computers - 0.78%			Electronics - 0.65%
Apple Inc			Corning Inc
2.40%, 05/03/2023	$13,000	$12,796	2.90%, 05/15/2022	$5,000	$4,909
3.25%, 02/23/2026	10,000	10,001	4.25%, 08/15/2020	10,000	10,151
		$22,797	4.75%, 03/15/2042	4,000	3,806
Credit Card Asset Backed Securities - 0.28%					$18,866
Cabela's Credit Card Master Note Trust			Environmental Control - 1.36%
3.18%, 07/17/2023	8,000	8,037	Advanced Disposal Services Inc
1.00 x 1 Month USD LIBOR + 0.67%			5.63%, 11/15/2024(g)	11,500	11,529
Diversified Financial Services - 0.73%			Republic Services Inc
Jefferies Group LLC			3.20%, 03/15/2025	10,000	9,815
5.13%, 01/20/2023	1,500	1,556	3.55%, 06/01/2022	6,000	6,091
6.25%, 01/15/2036	9,000	8,833	5.00%, 03/01/2020	12,000	12,265
8.50%, 07/15/2019	4,000	4,092			$39,700
Jefferies Group LLC / Jefferies Group Capital			Food - 0.67%
Finance Inc			Kraft Heinz Foods Co
4.15%, 01/23/2030	6,000	5,260	3.50%, 07/15/2022	5,000	5,005
4.85%, 01/15/2027	1,750	1,682	3.95%, 07/15/2025	14,500	14,490
		$21,423			$19,495
Electric - 7.74%			Gas - 0.07%
Black Hills Corp			NiSource Inc
3.15%, 01/15/2027	7,500	6,978	3.85%, 02/15/2023	2,000	2,023
4.35%, 05/01/2033	7,500	7,357	Healthcare - Services - 2.62%
Entergy Louisiana LLC			Encompass Health Corp
3.25%, 04/01/2028	8,000	7,731	5.75%, 11/01/2024	7,000	7,079
4.20%, 09/01/2048	5,500	5,516	5.75%, 09/15/2025	1,000	1,010
Entergy Texas Inc			HCA Inc
2.55%, 06/01/2021	14,500	14,266	5.63%, 09/01/2028	2,000	2,068
GenOn Energy Inc - Escrow			5.88%, 05/01/2023	4,500	4,759
0.00%, 10/15/2020(a),(b),(c)	8,550	—	7.50%, 02/15/2022	3,000	3,285
GenOn Energy Inc / NRG Americas Inc			7.50%, 11/06/2033	1,700	1,878
9.39%, 12/01/2023	1,854	1,840	Roche Holdings Inc
3 Month USD LIBOR + 6.50%			3.14%, 09/30/2019(g)	26,000	26,023
LG&E & KU Energy LLC			3 Month USD LIBOR + 0.34%
3.75%, 11/15/2020	5,000	5,028	Surgery Center Holdings Inc
4.38%, 10/01/2021	5,000	5,097	6.75%, 07/01/2025(g)	3,000	2,775
Louisville Gas & Electric Co			8.88%, 04/15/2021(g)	27,000	27,540
3.30%, 10/01/2025	3,000	2,987			$76,417
Metropolitan Edison Co			Housewares - 0.35%
3.50%, 03/15/2023(g)	9,000	8,961	Newell Brands Inc
4.30%, 01/15/2029(g)	7,000	7,123	3.85%, 04/01/2023	6,000	5,901
Monongahela Power Co			4.20%, 04/01/2026	4,500	4,324
3.55%, 05/15/2027(g)	5,000	4,920			$10,225
Oncor Electric Delivery Co LLC			Insurance - 2.40%
2.95%, 04/01/2025	4,000	3,907	Berkshire Hathaway Inc
4.10%, 11/15/2048	5,000	5,000	3.00%, 02/11/2023	5,000	5,036
5.75%, 03/15/2029	17,000	19,829	3.75%, 08/15/2021	5,000	5,110
PacifiCorp			Fidelity National Financial Inc
5.25%, 06/15/2035	5,000	5,533	4.50%, 08/15/2028(g)	14,000	13,908
6.25%, 10/15/2037	2,000	2,467	5.50%, 09/01/2022	5,000	5,303
Solar Star Funding LLC			First American Financial Corp
3.95%, 06/30/2035(g)	6,350	6,135	4.30%, 02/01/2023	20,000	20,127
5.38%, 06/30/2035(g)	20,797	22,347	4.60%, 11/15/2024	5,000	5,078
Southwestern Electric Power Co			Prudential Financial Inc
2.75%, 10/01/2026	10,000	9,275	3.88%, 03/27/2028	7,000	7,166
3.55%, 02/15/2022	12,000	12,007	4.50%, 11/16/2021	2,000	2,072
3.85%, 02/01/2048	7,000	6,233	5.38%, 06/21/2020	2,000	2,064
Talen Energy Supply LLC			7.38%, 06/15/2019	4,000	4,061
4.60%, 12/15/2021	11,750	10,751			$69,925
TransAlta Corp
4.50%, 11/15/2022	18,000	17,826	Internet - 0.49%
Tucson Electric Power Co			Amazon.com Inc
3.05%, 03/15/2025	2,000	1,926	4.05%, 08/22/2047	14,000	14,257
3.85%, 03/15/2023	14,000	14,167	Iron & Steel - 0.90%
4.85%, 12/01/2048	7,000	7,377	Allegheny Technologies Inc
5.15%, 11/15/2021	3,000	3,119	5.95%, 01/15/2021	11,000	11,149
		$225,703	7.88%, 08/15/2023	14,250	15,194
					$26,343

See accompanying notes.

Schedule of Investments
Income Fund
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media - 2.22%			Other Asset Backed Securities (continued)
21st Century Fox America Inc			Drug Royalty III LP 1 (continued)
4.50%, 02/15/2021	$5,000	$5,125	5.29%, 04/15/2027(g)	$2,341	$2,364
6.40%, 12/15/2035	8,000	10,163	1.00 x 3 Month USD LIBOR + 2.50%
Comcast Corp			PFS Financing Corp
2.85%, 01/15/2023	10,000	9,926	3.09%, 03/15/2021(g)	16,000	15,992
3.13%, 07/15/2022	2,000	2,007	1.00 x 1 Month USD LIBOR + 0.58%
3.30%, 02/01/2027	10,000	9,795	Trafigura Securitisation Finance PLC 2017-1
4.25%, 10/15/2030	4,500	4,664	3.36%, 12/15/2020(g)	16,000	16,077
5.15%, 03/01/2020	2,000	2,049	1.00 x 1 Month USD LIBOR + 0.85%
Time Warner Cable LLC			Verizon Owner Trust 2017-3
6.55%, 05/01/2037	6,000	6,305	2.78%, 04/20/2022(g)	12,500	12,500
6.75%, 06/15/2039	5,500	5,925	1.00 x 1 Month USD LIBOR + 0.27%
7.30%, 07/01/2038	7,750	8,626			$62,153
		$64,585	Packaging & Containers - 0.28%
Miscellaneous Manufacturers - 0.06%			Sealed Air Corp
General Electric Co			5.50%, 09/15/2025(g)	2,000	2,045
3.79%, 03/15/2023	2,000	1,889	6.88%, 07/15/2033(g)	6,000	6,060
3 Month USD LIBOR + 1.00%					$8,105
Oil & Gas - 4.63%			Pharmaceuticals - 0.47%
BP Capital Markets America Inc			AbbVie Inc
3.12%, 05/04/2026	7,000	6,812	2.90%, 11/06/2022	13,750	13,577
3.94%, 09/21/2028	7,000	7,170	Pipelines - 3.39%
BP Capital Markets PLC			Buckeye Partners LP
2.50%, 11/06/2022	3,000	2,933	3.95%, 12/01/2026	10,000	9,049
4.75%, 03/10/2019	14,000	14,030	4.15%, 07/01/2023	10,000	9,874
Canadian Natural Resources Ltd			4.35%, 10/15/2024	7,500	7,416
3.80%, 04/15/2024	7,000	7,033	Columbia Pipeline Group Inc
Helmerich & Payne Inc			4.50%, 06/01/2025	11,000	11,216
4.65%, 03/15/2025(g)	7,000	7,209	El Paso Natural Gas Co LLC
Marathon Petroleum Corp			7.50%, 11/15/2026	9,500	11,233
5.38%, 10/01/2022(g)	8,750	8,802	NGPL PipeCo LLC
Nabors Industries Inc			4.88%, 08/15/2027(g)	500	495
5.00%, 09/15/2020	14,000	13,790	Plains All American Pipeline LP / PAA Finance
5.10%, 09/15/2023	5,000	4,338	Corp
5.50%, 01/15/2023	9,000	8,100	4.50%, 12/15/2026	13,000	12,884
Petro-Canada			Southeast Supply Header LLC
9.25%, 10/15/2021	8,500	9,684	4.25%, 06/15/2024(g)	14,000	14,064
Phillips 66			Southern Natural Gas Co LLC
4.30%, 04/01/2022	9,000	9,327	8.00%, 03/01/2032	4,000	5,185
Rowan Cos Inc			Tennessee Gas Pipeline Co LLC
4.88%, 06/01/2022	8,000	7,084	8.38%, 06/15/2032	2,000	2,523
Suncor Energy Inc			TransCanada PipeLines Ltd
4.00%, 11/15/2047	4,500	4,170	6.10%, 06/01/2040	5,000	5,808
W&T Offshore Inc			7.25%, 08/15/2038	7,000	8,967
9.75%, 11/01/2023(g)	6,500	6,321			$98,714
Whiting Petroleum Corp			REITs - 7.77%
5.75%, 03/15/2021	18,000	18,000	Alexandria Real Estate Equities Inc
		$134,803	4.30%, 01/15/2026	9,000	9,060
Oil & Gas Services - 2.10%			4.60%, 04/01/2022	20,500	21,157
Archrock Partners LP / Archrock Partners Finance			CBL & Associates LP
Corp			5.95%, 12/15/2026	13,250	10,534
6.00%, 04/01/2021	24,000	23,670	CubeSmart LP
Schlumberger Holdings Corp			4.00%, 11/15/2025	5,000	4,975
3.63%, 12/21/2022(g)	6,500	6,536	4.38%, 12/15/2023	8,000	8,229
4.00%, 12/21/2025(g)	9,500	9,641	4.38%, 02/15/2029	2,000	2,003
Weatherford International Ltd			4.80%, 07/15/2022	15,000	15,538
4.50%, 04/15/2022	16,500	10,478	Duke Realty LP
5.13%, 09/15/2020	14,000	10,780	3.25%, 06/30/2026	5,000	4,803
		$61,105	3.88%, 10/15/2022	3,000	3,030
Other Asset Backed Securities - 2.13%			4.38%, 06/15/2022	4,000	4,132
Drug Royalty II LP 2			HCP Inc
3.48%, 07/15/2023(g)	2,589	2,580	2.63%, 02/01/2020	5,000	4,976
Drug Royalty III LP 1			Healthcare Realty Trust Inc
3.60%, 04/15/2027(g)	2,634	2,612	3.88%, 05/01/2025	5,000	4,913
3.98%, 04/15/2027(g)	2,228	2,230	Hospitality Properties Trust
4.27%, 10/15/2031(g)	4,364	4,404	4.50%, 06/15/2023	5,000	4,990
4.39%, 10/15/2031(g)	3,394	3,394	4.65%, 03/15/2024	5,000	4,978
1.00 x 3 Month USD LIBOR + 1.60%			4.95%, 02/15/2027	5,000	4,844

See accompanying notes.

Schedule of Investments
Income Fund
January 31, 2019 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Hospitality Properties Trust (continued)			3.00%, 06/01/2043	$11,731	$11,581
5.00%, 08/15/2022	$14,000	$14,279	3.00%, 12/01/2046	17,866	17,567
Omega Healthcare Investors Inc			3.50%, 10/01/2041	4,395	4,454
4.75%, 01/15/2028	7,000	6,942	3.50%, 04/01/2042	5,010	5,077
5.25%, 01/15/2026	7,500	7,676	3.50%, 04/01/2042	6,857	6,949
Physicians Realty LP			3.50%, 04/01/2045	10,218	10,328
4.30%, 03/15/2027	17,000	16,388	3.50%, 03/01/2048	19,784	19,988
Simon Property Group LP			4.00%, 04/01/2039	3,896	4,028
2.75%, 02/01/2023	7,000	6,860	4.00%, 02/01/2045	5,784	5,945
4.38%, 03/01/2021	3,000	3,078	4.00%, 02/01/2046	11,114	11,425
Ventas Realty LP			4.00%, 06/01/2046	11,025	11,323
3.85%, 04/01/2027	21,000	20,531	4.50%, 07/01/2039	4,939	5,209
Ventas Realty LP / Ventas Capital Corp			4.50%, 12/01/2040	4,922	5,177
3.25%, 08/15/2022	8,000	7,937	4.50%, 10/01/2041	6,160	6,478
Welltower Inc			5.00%, 08/01/2039	2,801	2,980
3.75%, 03/15/2023	3,000	3,003			$156,953
4.25%, 04/15/2028	4,000	4,027	Federal National Mortgage Association (FNMA) - 13.19%
4.50%, 01/15/2024	5,000	5,152	3.00%, 03/01/2042	7,034	6,951
4.95%, 01/15/2021	3,000	3,079	3.00%, 03/01/2042	7,648	7,557
6.13%, 04/15/2020	2,000	2,060	3.00%, 05/01/2042	8,359	8,260
Weyerhaeuser Co			3.00%, 06/01/2042	7,656	7,565
3.25%, 03/15/2023	5,000	4,916	3.00%, 06/01/2042	7,525	7,436
4.70%, 03/15/2021	12,000	12,328	3.50%, 12/01/2040	5,199	5,259
		$226,418	3.50%, 01/01/2041	3,907	3,952
Savings & Loans - 0.23%			3.50%, 01/01/2041	4,130	4,177
First Niagara Financial Group Inc			3.50%, 12/01/2041	3,448	3,488
7.25%, 12/15/2021	6,000	6,626	3.50%, 01/01/2042	5,632	5,697
Software - 1.05%			3.50%, 03/01/2042	5,850	5,917
Oracle Corp			3.50%, 04/01/2042	7,969	8,061
2.50%, 05/15/2022	12,000	11,858	3.50%, 02/01/2043	9,618	9,734
2.95%, 05/15/2025	19,000	18,729	3.50%, 03/01/2045	10,371	10,496
		$30,587	3.50%, 06/01/2045	14,191	14,337
Telecommunications - 2.62%			3.50%, 07/01/2045	12,007	12,127
Crown Castle Towers LLC			3.50%, 11/01/2045	14,582	14,719
4.24%, 07/15/2048(g)	13,000	13,035	3.50%, 05/01/2046	12,720	12,824
Qwest Corp			3.50%, 06/01/2046	11,477	11,570
6.75%, 12/01/2021	19,000	20,306	4.00%, 09/01/2040	5,123	5,292
Sprint Corp			4.00%, 11/01/2040	2,835	2,919
7.88%, 09/15/2023	7,500	7,969	4.00%, 10/01/2041	3,981	4,110
Sprint Spectrum Co LLC / Sprint Spectrum Co II			4.00%, 10/01/2041	2,734	2,823
LLC / Sprint Spectrum Co III LLC			4.00%, 11/01/2041	8,293	8,561
3.36%, 03/20/2023(g)	4,984	4,957	4.00%, 04/01/2042	5,276	5,447
5.15%, 03/20/2028(g)	16,000	16,115	4.00%, 08/01/2043	7,839	8,093
T-Mobile USA Inc			4.00%, 08/01/2043	9,670	10,014
6.38%, 03/01/2025	13,500	14,006	4.00%, 11/01/2043	9,837	10,181
		$76,388	4.00%, 11/01/2043	8,107	8,371
Transportation - 0.00%			4.00%, 02/01/2044	9,495	9,835
Trailer Bridge Inc			4.00%, 07/01/2044	7,345	7,546
0.00%, 11/15/2019(a),(b),(c)	12,000	—	4.00%, 09/01/2044	7,238	7,436
TOTAL BONDS		$1,854,373	4.00%, 11/01/2044	9,060	9,315
SENIOR FLOATING RATE INTERESTS	Principal		4.00%, 09/01/2045	18,407	18,886
- 0.69%	Amount (000's) Value (000's)		4.00%, 08/01/2046	13,129	13,511
			4.00%, 01/01/2047	13,252	13,585
Pipelines - 0.31%			4.50%, 08/01/2040	7,324	7,698
BCP Renaissance Parent LLC			4.50%, 10/01/2040	4,723	4,964
6.03%, 10/31/2024(j)	$9,204	$9,099	4.50%, 12/01/2040	5,874	6,174
US LIBOR + 3.50%			4.50%, 08/01/2041	6,423	6,752
Software - 0.38%			4.50%, 10/01/2043	4,155	4,342
Ivanti Software Inc			4.50%, 05/01/2044	8,206	8,573
11.51%, 01/20/2025(j)	11,500	10,968	4.50%, 06/01/2046	9,191	9,575
US LIBOR + 9.00%			4.50%, 05/01/2047	15,550	16,172
TOTAL SENIOR FLOATING RATE INTERESTS		$20,067	4.50%, 05/01/2047	13,492	14,032
U.S. GOVERNMENT & GOVERNMENT	Principal				$384,334
AGENCY OBLIGATIONS - 32.68%	Amount (000's) Value (000's)		U.S. Treasury - 14.11%
Federal Home Loan Mortgage Corporation (FHLMC) - 5.38%			1.25%, 10/31/2019	15,000	14,856
3.00%, 10/01/2042	$9,683	$9,571	1.50%, 08/15/2026	15,000	13,917
3.00%, 10/01/2042	9,523	9,414	1.63%, 06/30/2020	15,000	14,817
3.00%, 11/01/2042	9,570	9,459	1.63%, 11/15/2022	15,000	14,561

See accompanying notes.

     Schedule of Investments Income Fund January 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				(d)				Restricted Security. Please see Restricted Security Sub-Schedule for more
AGENCY OBLIGATIONS (continued)	Amount (000’s)		Value (000’s)		information.
U.S. Treasury (continued)					(e)				Affiliated Security. Security is either an affiliate (and registered under the
1.75%, 05/15/2022	$15,000		$14,676		Investment Company Act of 1940) or an affiliate as defined by the Investment
1.75%, 05/15/2023	15,000		14,575		Company Act of 1940 (controls 5.0% or more of the outstanding voting
2.00%, 11/15/2021	15,000		14,822		shares of the security). Please see affiliated sub-schedule for transactional
2.25%, 11/15/2024	5,000		4,936		information.
2.25%, 08/15/2027	15,000		14,596		(f)	Current yield shown is as of period end.
2.50%, 05/15/2024	15,000		15,024		(g)				Security exempt from registration under Rule 144A of the Securities Act of
2.63%, 11/15/2020	15,000		15,034		1933. These securities may be resold in transactions exempt from registration,
2.75%, 11/15/2023	15,000		15,203		normally to qualified institutional buyers. At the end of the period, the value of
2.75%, 02/15/2028	15,000		15,155		these securities totaled $341,643 or 11.72% of net assets.
2.75%, 11/15/2047	15,000		14,236		(h)				Rate shown is as of period end. The rate may be a variable or floating rate or
2.88%, 05/15/2043	15,000		14,706		a fixed rate which may convert to a variable or floating rate in the future.
2.88%, 08/15/2045	15,000		14,662		(i)				Perpetual security. Perpetual securities pay an indefinite stream of interest,
2.88%, 11/15/2046	15,000		14,641		but they may be called by the issuer at an earlier date. Date shown, if any,
3.00%, 11/15/2044	15,000		15,028		reflects the next call date or final legal maturity date. Rate shown is as of
3.00%, 11/15/2045	15,000		15,018		period end.
3.00%, 02/15/2048	15,000		14,961		(j)	Rate information disclosed is based on an average weighted rate of the
3.13%, 05/15/2021	15,000		15,219		underlying tranches as of period end.
3.13%, 08/15/2044	15,000		15,359
3.38%, 05/15/2044	15,000		16,024			Portfolio Summary (unaudited)
3.38%, 11/15/2048	15,000		16,087		Sector				Percent
3.50%, 02/15/2039	15,000		16,482		Financial				21.36%
3.63%, 02/15/2044	15,000		16,676		Mortgage Securities				18.57%
3.75%, 11/15/2043	10,000		11,334		Government				14.11%
4.38%, 02/15/2038	15,000		18,468		Energy				10.66%
			$411,073		Utilities				7.92%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					Consumer, Non-cyclical				7.84%
OBLIGATIONS			$952,360		Communications				5.33%
Total Investments			$2,892,414
Other Assets and Liabilities - 0.74%			21,469		Asset Backed Securities				3.65%
TOTAL NET ASSETS - 100.00%			$2,913,883		Industrial				3.32%
					Technology				2.21%
					Basic Materials				1.80%
(a) Non-income producing security					Consumer, Cyclical				1.55%
(b)	The value of these investments was determined using significant unobservable				Investment Companies				0.94%
inputs.					Other Assets and Liabilities				0.74%
(c)	Fair value of these investments is determined in good faith by the Manager				TOTAL NET ASSETS				100.00%
under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $28,144 or
0.97% of net assets.

Affiliated Securities	October 31, 2018				Purchases		Sales		January 31, 2019
	Value				Cost	Proceeds			Value
Principal Government Money Market Fund 2.32%			$36,132		$144,314		$152,964		$27,482
			$36,132		$144,314		$152,964		$27,482

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income		on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.32%	$141	$		— $			— $		—
	$141	$		— $			— $		—
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date			Cost		Value	Percent of Net Assets
Trailer Bridge Inc			05/07/2012-12/22/2016			$16,579		$28,144	0.97%
Total								$28,144	0.97%
Amounts in thousands.

See accompanying notes.

Schedule of Investments

Inflation Protection Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 2.45%	Shares Held Value (000's)			Principal
Money Market Funds - 2.45%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	38,390,733	$38,391	Sovereign - 9.15%
2.32%(a),(b)			French Republic Government Bond OAT
TOTAL INVESTMENT COMPANIES		$38,391	0.10%, 07/25/2047(e)	EUR	4,708	$5,632
	Principal		1.85%, 07/25/2027		22,997	32,374
BONDS - 9.24%	Amount (000's) Value (000's)		Italy Buoni Poliennali Del Tesoro
Commercial Mortgage Backed Securities - 0.00%			1.25%, 10/27/2020(e)		3,154	3,693
CD 2007-CD4 Commercial Mortgage Trust			1.30%, 05/15/2028(e)		8,431	9,333
0.79%, 12/11/2049(c),(d),(e)	$20	$—	1.65%, 04/23/2020(e)		5,889	6,892
Commercial Mortgage Trust 2007-GG9			Japanese Government CPI Linked Bond
0.41%, 03/10/2039(c),(d),(e)	2,655	3	0.10%, 03/10/2027	JPY	2,685,284	25,491
Ginnie Mae			0.10%, 03/10/2028		2,437,599	23,088
1.35%, 03/16/2047(c),(d)	221	9	New Zealand Government Inflation Linked Bond
ML-CFC Commercial Mortgage Trust 2006-3			2.60%, 09/20/2040	NZD	3,392	2,832
0.78%, 07/12/2046(c),(d),(e)	67	—	2.63%, 09/20/2035		7,175	5,982
		$12	3.00%, 09/20/2030		28,258	24,569
Home Equity Asset Backed Securities - 0.00%			United Kingdom Gilt
Option One Mortgage Loan Trust 2005-1			1.50%, 07/22/2047	GBP	2,925	3,643
4.01%, 02/25/2035	23	9				$143,529
1.00 x 1 Month USD LIBOR + 1.50%			TOTAL BONDS			$145,001
Mortgage Backed Securities - 0.09%			U.S. GOVERNMENT & GOVERNMENT	Principal
Alternative Loan Trust 2006-OA6			AGENCY OBLIGATIONS - 89.60%	Amount (000's) Value (000's)
2.77%, 07/25/2046	1	1	U.S. Treasury Inflation-Indexed Obligations - 89.60%
1.00 x 1 Month USD LIBOR + 0.26%			0.13%, 04/15/2021		$3,610	$3,550
Chase Mortgage Finance Trust Series 2007-A2			0.13%, 01/15/2022		79,528	78,066
4.26%, 07/25/2037(d)	49	49	0.13%, 04/15/2022		88,410	86,544
Fannie Mae REMIC Trust 2004-W5			0.13%, 07/15/2022		19,153	18,835
2.96%, 02/25/2047	22	22	0.13%, 01/15/2023		8,668	8,470
1.00 x 1 Month USD LIBOR + 0.45%			0.13%, 07/15/2024		81,238	79,036
Fannie Mae REMIC Trust 2005-W2			0.13%, 07/15/2026		66,475	63,672
2.71%, 05/25/2035	9	9	0.25%, 01/15/2025(f)		67,871	66,028
1.00 x 1 Month USD LIBOR + 0.20%			0.38%, 07/15/2023		15,074	14,923
Impac CMB Trust Series 2004-5			0.38%, 07/15/2025		62,176	61,031
4.84%, 10/25/2034	13	12	0.38%, 01/15/2027		104,756	101,569
1.00 x 1 Month USD LIBOR + 2.33%			0.38%, 07/15/2027		39,590	38,427
Impac CMB Trust Series 2004-6			0.50%, 01/15/2028		43,553	42,453
3.49%, 10/25/2034	10	10	0.63%, 07/15/2021		70,099	70,116
1.00 x 1 Month USD LIBOR + 0.98%			0.63%, 04/15/2023		49,464	49,230
Impac CMB Trust Series 2005-1			0.63%, 01/15/2024		97,390	97,112
3.13%, 04/25/2035	84	80	0.63%, 01/15/2026(f)		113,316	112,395
1.00 x 1 Month USD LIBOR + 0.62%			0.63%, 02/15/2043		4,007	3,615
Impac CMB Trust Series 2005-5			0.75%, 07/15/2028		14,954	14,954
3.27%, 08/25/2035	16	13	0.75%, 02/15/2042(g)		39,147	36,551
1.00 x 1 Month USD LIBOR + 0.77%			0.75%, 02/15/2045		41,854	38,595
Merrill Lynch Alternative Note Asset Trust Series			0.88%, 01/15/2029		21,500	21,683
2007-A3			0.88%, 02/15/2047		1,222	1,157
2.72%, 04/25/2037	2,105	1,140	1.00%, 02/15/2046		23,982	23,444
1.00 x 1 Month USD LIBOR + 0.21%			1.00%, 02/15/2048(g)		50,170	49,042
WaMu Mortgage Pass-Through Certificates Series			1.38%, 02/15/2044		29,261	31,085
2005-AR2 Trust			1.75%, 01/15/2028		17,956	19,427
2.88%, 01/25/2045	45	45	2.00%, 01/15/2026		16,019	17,378
1.00 x 1 Month USD LIBOR + 0.37%			2.13%, 02/15/2040		17,807	21,449
		$1,381	2.13%, 02/15/2041		14,097	17,069
Other Asset Backed Securities - 0.00%			2.38%, 01/15/2025		16,796	18,424
Argent Securities Trust 2006-W3			2.38%, 01/15/2027		30,982	34,807
2.63%, 04/25/2036	28	11	2.50%, 01/15/2029		24,977	29,010
1.00 x 1 Month USD LIBOR + 0.12%			3.38%, 04/15/2032		853	1,121
Countrywide Asset-Backed Certificates			3.88%, 04/15/2029		27,815	36,059
3.63%, 12/25/2032	19	19				$1,406,327
1.00 x 1 Month USD LIBOR + 1.13%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Fannie Mae REMIC Trust 2003-W16			OBLIGATIONS			$1,406,327
2.66%, 11/25/2033	1	1	TOTAL PURCHASED OPTIONS - 0.01%			$142
			TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$55
1.00 x 1 Month USD LIBOR + 0.15%			TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.34% $			5,449
Long Beach Mortgage Loan Trust 2004-2			Total Investments			$1,595,365
3.31%, 06/25/2034	39	39	Other Assets and Liabilities - (1.64)%			(25,794)
1.00 x 1 Month USD LIBOR + 0.80%			TOTAL NET ASSETS - 100.00%			$1,569,571
		$70

See accompanying notes.

Schedule of Investments

Inflation Protection Fund January 31, 2019 (unaudited)

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Security is an Interest Only Strip.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $25,553 or 1.63% of net assets.
(f)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,180 or 0.14% of net assets.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,503 or 0.16% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Government	98.75%
Investment Companies	2.45%
Purchased Interest Rate Swaptions	0.34%
Mortgage Securities	0.09%
Purchased Options	0.01%
Asset Backed Securities	0.00%
Purchased Capped Options	0.00%
Other Assets and Liabilities	(1.64)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2018	Purchases	Sales	January 31, 2019
Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$24,651	$88,008	$74,268	$	38,391
$24,651	$88,008	$74,268	$	38,391

Realized Gain/Loss	Realized Gain from	Change in Unrealized
Income	on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.32%	$103	$	— $	— $	—
$103	$	— $	— $	—
Amounts in thousands

Options

Upfront	Unrealized
Contracts/	Payments/	Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price	Expiration Date	(Premiums)	Fair Value	(Depreciation)
Call - 90 Day Eurodollar Future;	N/A	450	$1,125	$97.75	06/18/2019	$34	$8	$(26)
June 2019
Call - 90 Day Eurodollar Future;	N/A	450	$1,125	$97.75	03/17/2020	77	127	50
March 2020
Put - 90 Day Eurodollar Future;	N/A	59	$148	$97.25	07/15/2019	5	5	—
September 2019
Put - 90 Day Eurodollar Future;	N/A	178	$445	$97.00	07/15/2019	7	1	(6)
September 2019
Put - 90 Day Eurodollar Future;	N/A	59	$148	$97.13	07/15/2019	6	1	(5)
September 2019
Total	$129	$142	$13
Upfront	Unrealized
Contracts/	Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price	Expiration Date	(Premiums)	Fair Value	(Depreciation)
Call - 90 Day Eurodollar Future;	N/A	450	$1,125	$97.88	06/18/2019	$(22	)$	(6)$	16
June 2019
Call - 90 Day Eurodollar Future;	N/A	450	$1,125	$97.88	03/17/2020	(61)	(101)	(40)
March 2020
Total	$(83	)$	(107)$	(24)
Amounts in thousands except contracts/shares.

Interest Rate Swaptions

Pay/Receive	Upfront	Unrealized
Purchased Swaptions	Floating	Notional	Exercise	Expiration	Payments/	Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount	Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay	$90,380	2.95%	01/22/2020 $	235	$416	$181
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive	43,990	2.95%	01/31/2020	98	205	107
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay	90,380	2.95%	01/13/2020	238	406	168
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay	4,320	2.78%	04/18/2019	43	62	19
Swap

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
January 31, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Purchased Swaptions			Floating	Notional		Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate	Index Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$1,420	3.08%	01/30/2029	$81	$87	$6
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		1,410	3.05%	01/11/2029	80	85	5
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		3,705	3.09%	12/07/2038	172	219	47
Swap
Call - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		1,310	2.99%	04/28/2038	62	74	12
Swap
Call - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		4,540	2.76%	04/09/2019	48	59	11
Swap
Call - 10 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		1,410	3.04%	01/12/2029	80	83	3
Swap
Call - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	151,300	0.78%	04/19/2021	47	69	22
Swap
Call - 30 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$760	2.97%	01/30/2024	77	87	10
Swap
Call - 30 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		755	3.12%	04/27/2023	77	94	17
Swap
Call - 5 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		13,635	3.08%	11/21/2019	178	380	202
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		13,845	3.21%	10/28/2019	168	454	286
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		13,635	3.08%	11/21/2019	178	376	198
Swap
Call - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		13,845	3.17%	10/30/2019	175	433	258
Swap
Call - 5 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		27,160	3.09%	11/29/2019	350	767	417
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		3,705	3.09%	12/07/2038	172	162	(10)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	6 Month JPY LIBOR	Pay	JPY	4,715,800	1.10%	06/30/2022	642	202	(440)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$1,420	3.08%	01/30/2029	81	77	(4)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		1,410	3.05%	01/11/2029	80	78	(2)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		4,320	2.78%	04/18/2019	43	20	(23)
Swap
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		4,540	2.76%	04/09/2019	48	20	(28)
Swap
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		1,310	2.99%	04/28/2038	62	62	—
Swap
Put - 10 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		1,410	3.04%	01/12/2029	80	78	(2)
Swap
Put - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	151,300	0.78%	04/19/2021	47	26	(21)
Swap
Put - 30 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$760	2.97%	01/30/2024	77	70	(7)
Swap
Put - 30 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		5,130	3.80%	06/08/2021	200	83	(117)
Swap
Put - 30 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		755	3.12%	04/27/2023	77	56	(21)
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		13,635	3.08%	11/21/2019	178	30	(148)
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		13,845	3.21%	10/28/2019	168	17	(151)
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		13,635	3.08%	11/21/2019	178	31	(147)
Swap
Put - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		13,845	3.17%	10/30/2019	175	20	(155)
Swap
Put - 5 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		27,160	3.09%	11/29/2019	350	61	(289)
Swap
Total								$5,045	$5,449	$404

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
January 31, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/
			Receive					Upfront		Unrealized
Written Swaptions			Floating	Notional		Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate	Index Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 1 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$109,100	2.45%	04/17/2020	$(84)$	(251)	$(167)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		135,570	2.45%	01/21/2020	(158)	(231)	(73)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		65,985	2.45%	01/31/2020	(64)	(119)	(55)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		135,570	2.45%	01/13/2020	(168)	(224)	(56)
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		23,456	3.06%	11/30/2020	(193)	(333)	(140)
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		25,220	2.78%	12/14/2020	(211)	(267)	(56)
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		33,270	2.89%	12/09/2019	(175)	(291)	(116)
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		24,330	2.90%	07/02/2019	(26)	(14)	12
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,760	2.88%	04/15/2020	(172)	(240)	(68)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		32,550	2.92%	12/10/2019	(169)	(302)	(133)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		24,070	2.89%	04/15/2020	(174)	(246)	(72)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,780	2.94%	04/20/2020	(165)	(259)	(94)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		229,100	2.40%	02/25/2020	(699)	(1,006)	(307)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		12,600	2.90%	06/01/2020	(93)	(136)	(43)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		16,370	3.30%	11/08/2019	(81)	(250)	(169)
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		24,430	3.15%	10/30/2020	(197)	(373)	(176)
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		41,930	2.15%	07/09/2019	(31)	(30)	1
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		78,630	2.10%	07/05/2019	(86)	(44)	42
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		47,624	3.07%	11/30/2020	(391)	(676)	(285)
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		26,210	2.10%	07/05/2019	(34)	(15)	19
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		12,235	3.27%	11/10/2020	(95)	(210)	(115)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		10,870	3.87%	06/08/2021	(213)	(80)	133
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	6 Month Euro	Pay	EUR	26,830	1.65%	02/22/2019	(307)	—	307
Swap		Interbank Offered Rate
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$12,240	2.90%	04/17/2019	(321)	(24)	297
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		12,430	2.80%	01/06/2020	(29)	(25)	4
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	14,430	0.20%	01/24/2020	(17)	(12)	5
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$22,110	3.50%	08/25/2020	(75)	(18)	57
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		23,456	3.06%	11/30/2020	(193)	(63)	130
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		33,270	2.89%	12/09/2019	(175)	(46)	129
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	11,560	0.55%	12/22/2020	(42)	(22)	20
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$24,330	2.90%	07/02/2019	(30)	(9)	21
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		25,220	2.78%	12/14/2020	(211)	(112)	99
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		20,240	3.25%	12/30/2020	(75)	(41)	34
Swap

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
January 31, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive						Upfront		Unrealized
Written Swaptions			Floating	Notional		Exercise	Expiration		Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date		(Premiums)	Fair Value	(Depreciation)
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$11,130	3.50%	06/16/2020		$(41)$	(7)	$34
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		17,710	3.35%	06/01/2020		(64)	(13)	51
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		16,300	3.30%	09/09/2019		(39)	(2)	37
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		12,700	3.15%	05/06/2020		(70)	(15)	55
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,780	2.94%	04/20/2020		(165)	(45)	120
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		32,550	2.92%	12/10/2019		(169)	(42)	127
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		12,600	2.90%	06/01/2020		(93)	(30)	63
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		24,070	2.89%	04/15/2020		(174)	(51)	123
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		17,590	3.45%	06/09/2020		(73)	(10)	63
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		229,100	3.40%	02/25/2020		(870)	(90)	780
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		16,370	3.30%	11/08/2019		(81)	(4)	77
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,760	2.88%	04/15/2020		(172)	(52)	120
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		41,930	2.95%	07/09/2019		(50)	(13)	37
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	6 Month Euro	Receive	EUR	24,510	0.60%	12/15/2020		(93)	(42)	51
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		$78,630	2.90%	07/05/2019		(86)	(32)	54
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		24,430	3.15%	10/30/2020		(197)	(51)	146
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		47,624	3.07%	11/30/2020		(391)	(126)	265
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		26,210	2.90%	07/05/2019		(22)	(11)	11
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		12,235	3.27%	11/10/2020		(95)	(21)	74
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	6,002	0.60%	06/26/2019		(45)	(2)	43
Swap		Interbank Offered Rate
Total									$(8,144)$	(6,628)	$1,516
Amounts in thousands.

Futures Contracts

Description and Expiration Date		Type	Contracts				Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Euro Bund 10 Year Bund; March 2019		Short		298		$56,508		$			(1,031)
Euro Buxl 30 Year Bond; March 2019		Short		57		12,126					(516)
Euro Schatz; March 2019		Long		372		47,635					9
Euro-BTP; March 2019		Short		70		10,381					(518)
Euro-Oat; March 2019		Short		161		28,180					(369)
Japan 10 Year Bond TSE; March 2019		Short		48		67,286					(303)
Short Term Euro-BTP; March 2019		Short		48		6,125					(92)
UK 10 Year Gilt; March 2019		Short		120		19,443					(138)
US 10 Year Note; March 2019		Short		105		12,859					(3)
US 10 Year Ultra Note; March 2019		Short		145		18,950					(165)
US 2 Year Note; March 2019		Long		689		146,294					484
US 5 Year Note; March 2019		Short		168		19,296					(21)
US Long Bond; March 2019		Short		27		3,960					(92)
US Ultra Bond; March 2019		Short		21		3,384					(26)
Total							$				(2,781)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
January 31, 2019 (unaudited)

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept					Currency to Deliver	Asset	Liability
Australia and New Zealand Banking Group	02/05/2019			$458	NZD		686 $	— $	(16)
Bank of America NA	02/05/2019			$1,731	GBP		1,364	—	(58)
Bank of America NA	02/05/2019			$3,165	JPY	356,746		—	(110)
Bank of America NA	03/20/2019		EUR	1,350 $			1,551	—	(1)
Bank of New York Mellon	03/20/2019		GBP	253 $			320	13	—
Barclays Bank PLC	02/05/2019			$480	EUR		423	—	(4)
Barclays Bank PLC	02/05/2019		JPY	2,689,747 $		24,563		133	—
Barclays Bank PLC	03/05/2019			$24,616	JPY	2,689,747		—	(133)
BNP Paribas	02/05/2019			$4,867	EUR		4,247	6	—
BNP Paribas	02/05/2019			$264	EUR		232	—	(2)
BNP Paribas	03/05/2019			$2,793	NZD		4,088	—	(34)
BNP Paribas	03/20/2019			$1,563	CAD		2,070	—	(14)
BNP Paribas	03/20/2019		CAD	2,076 $			1,570	12	—
BNP Paribas	03/20/2019		EUR	1,380 $			1,583	2	—
BNP Paribas	03/20/2019			$1,583	JPY	171,254		5	—
BNP Paribas	03/20/2019		JPY	169,009 $			1,563	—	(6)
Citigroup Inc	02/05/2019			$4,889	EUR		4,254	20	—
Citigroup Inc	03/20/2019			$1,565	AUD		2,170	—	(13)
Citigroup Inc	03/20/2019		AUD	4,389 $			3,165	26	—
Citigroup Inc	03/20/2019			$1,579	GBP		1,250	—	(64)
Citigroup Inc	03/20/2019		GBP	565 $			719	24	—
Citigroup Inc	03/20/2019			$3,136	EUR		2,740	—	(11)
Citigroup Inc	03/20/2019		EUR	1,370 $			1,564	9	—
Citigroup Inc	03/20/2019			$1,587	JPY	178,490		—	(58)
Deutsche Bank AG	02/05/2019		JPY	2,689,747 $		24,734		—	(38)
Deutsche Bank AG	02/05/2019			$29,693	JPY	3,348,392		—	(1,050)
Deutsche Bank AG	03/05/2019			$24,787	JPY	2,689,747		38	—
Goldman Sachs & Co	02/05/2019			$4,685	NZD		6,910	—	(91)
Goldman Sachs & Co	03/20/2019			$1,570	CAD		2,098	—	(28)
Goldman Sachs & Co	03/20/2019		CAD	2,120 $			1,586	29	—
Goldman Sachs & Co	03/20/2019			$3,177	JPY	356,710		—	(110)
HSBC Securities Inc	02/05/2019		GBP	1,182 $			1,550	—	—
HSBC Securities Inc	02/05/2019		EUR	50,222 $		57,730		—	(242)
HSBC Securities Inc	02/05/2019		NZD	45,328 $		31,371		—	(40)
HSBC Securities Inc	03/05/2019			$1,553	GBP		1,182	1	—
HSBC Securities Inc	03/05/2019			$57,866	EUR	50,222		266	—
HSBC Securities Inc	03/05/2019			$31,391	NZD	45,328		50	—
JPMorgan Chase	02/05/2019			$6,786	GBP		5,304	—	(171)
JPMorgan Chase	02/05/2019			$25,928	NZD	37,746		—	(162)
Nomura Securities	02/05/2019			$423	EUR		370	—	(1)
Nomura Securities	02/05/2019			$14,892	JPY	1,687,180		—	(599)
Standard Chartered Bank, Hong Kong	02/05/2019		GBP	5,759 $			7,309	245	—
Standard Chartered Bank, Hong Kong	03/20/2019			$1,578	EUR		1,380	—	(7)
Standard Chartered Bank, Hong Kong	03/20/2019		JPY	177,340 $			1,578	56	—
UBS AG	02/05/2019			$46,623	EUR	40,895		—	(189)
Westpac Banking Corporation	02/05/2019		AUD	172 $			124	1	—
Westpac Banking Corporation	02/05/2019			$1,739	GBP		1,374	—	(63)
Total								$936	$(3,315)
Amounts in thousands.

Exchange Cleared Interest Rate Swaps

	(Pay)/					Unrealized		Upfront
	Receive		Payment				Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date		Notional Amount	(Depreciation)	(Receipts)	Fair Value
3 Month USD LIBOR	Pay		2.41% Semiannual	01/07/2022		$7,670	$(13)$	— $	(13)
3 Month USD LIBOR	Pay		2.41% Semiannual	01/07/2022		7,670	(13)	—	(13)
3 Month USD LIBOR	Receive		2.48% Quarterly	01/07/2025		3,160	7	—	7
3 Month USD LIBOR	Receive		2.48% Quarterly	01/07/2025		3,160	7	—	7
3 Month USD LIBOR	Pay		2.40% Semiannual	01/07/2022		10,640	(20)	—	(20)
3 Month USD LIBOR	Pay		2.50% Semiannual	12/31/2020		9,721	(17)	—	(17)
3 Month USD LIBOR	Pay		2.55% Semiannual	12/31/2020		18,869	(17)	—	(17)
3 Month USD LIBOR	Pay		2.74% Semiannual	05/15/2044		2,570	(41)	—	(41)
3 Month USD LIBOR	Pay		2.34% Semiannual	01/07/2022		20,500	(59)	—	(59)
3 Month USD LIBOR	Pay		2.45% Semiannual	01/07/2022		5,113	(4)	—	(4)
3 Month USD LIBOR	Receive		2.50% Quarterly	01/10/2023		26,280	(14)	—	(14)
3 Month USD LIBOR	Pay		2.45% Semiannual	01/08/2022		25,780	2	1	3
3 Month USD LIBOR	Receive		2.55% Quarterly	01/09/2022		2,550	(3)	—	(3)

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
January 31, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/				Unrealized		Upfront
	Receive		Payment			Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date	Notional Amount	(Depreciation)	(Receipts)	Fair Value
3 Month USD LIBOR	Receive		2.48% Quarterly	01/09/2022	$5,110	$2 $	— $	2
3 Month USD LIBOR	Pay		2.49% Semiannual	01/07/2022	7,655	(2)	—	(2)
3 Month USD LIBOR	Receive		2.53% Quarterly	01/07/2025	3,155	1	—	1
3 Month USD LIBOR	Pay		2.83% Semiannual	05/15/2044	2,590	(1)	—	(1)
3 Month USD LIBOR	Receive		2.54% Quarterly	01/07/2025	3,155	(2)	—	(2)
3 Month USD LIBOR	Pay		2.46% Semiannual	01/07/2022	7,655	(5)	—	(5)
3 Month USD LIBOR	Pay		2.53% Semiannual	08/02/2021	5,095	(2)	—	(2)
3 Month USD LIBOR	Receive		2.74% Quarterly	12/23/2024	4,290	(41)	—	(41)
3 Month USD LIBOR	Pay		2.64% Semiannual	12/22/2022	7,970	29	—	29
3 Month USD LIBOR	Receive		2.77% Quarterly	12/31/2020	25,370	(73)	—	(73)
3 Month USD LIBOR	Pay		2.70% Semiannual	12/22/2022	13,320	63	—	63
3 Month USD LIBOR	Pay		2.73% Semiannual	12/22/2022	10,600	58	—	58
3 Month USD LIBOR	Pay		3.00% Semiannual	02/15/2036	3,590	95	—	95
3 Month USD LIBOR	Receive		2.78% Quarterly	12/20/2024	3,220	(37)	1	(36)
3 Month USD LIBOR	Pay		2.75% Semiannual	12/20/2021	7,760	37	—	37
3 Month USD LIBOR	Pay		2.63% Semiannual	12/22/2022	14,820	53	—	53
3 Month USD LIBOR	Pay		2.53% Semiannual	01/03/2022	2,570	1	—	1
3 Month USD LIBOR	Pay		2.56% Semiannual	01/03/2022	5,940	7	—	7
3 Month USD LIBOR	Pay		2.82% Semiannual	05/15/2044	2,570	(5)	—	(5)
3 Month USD LIBOR	Pay		2.50% Semiannual	01/06/2022	5,150	—	—	—
3 Month USD LIBOR	Pay		2.59% Semiannual	12/31/2021	2,580	5	—	5
3 Month USD LIBOR	Pay		2.64% Semiannual	12/30/2021	5,170	14	—	14
3 Month USD LIBOR	Pay		2.65% Semiannual	12/22/2022	14,820	58	1	59
3 Month USD LIBOR	Pay		2.60% Semiannual	12/31/2021	2,580	5	—	5
3 Month USD LIBOR	Pay		2.59% Semiannual	12/30/2021	5,165	9	—	9
3 Month USD LIBOR	Receive		2.92% Quarterly	01/31/2049	2,360	(44)	—	(44)
3 Month USD LIBOR	Receive		2.73% Quarterly	12/31/2020	28,730	(64)	1	(63)
3 Month USD LIBOR	Pay		2.62% Semiannual	01/31/2022	2,555	6	—	6
3 Month USD LIBOR	Pay		2.93% Semiannual	01/31/2029	11,690	44	—	44
3 Month USD LIBOR	Receive		2.92% Quarterly	05/15/2044	2,690	(47)	—	(47)
3 Month USD LIBOR	Receive		2.71% Quarterly	07/24/2021	5,045	(16)	—	(16)
3 Month USD LIBOR	Receive		2.72% Quarterly	07/24/2021	5,045	(16)	—	(16)
3 Month USD LIBOR	Receive		2.66% Quarterly	01/28/2022	2,555	(8)	—	(8)
3 Month USD LIBOR	Receive		2.67% Quarterly	01/27/2022	5,120	(17)	—	(17)
3 Month USD LIBOR	Pay		2.61% Semiannual	02/03/2022	2,555	6	—	6
3 Month USD LIBOR	Pay		2.60% Semiannual	08/05/2021	5,090	4	1	5
3 Month USD LIBOR	Pay		2.53% Semiannual	02/04/2022	2,560	2	—	2
3 Month USD LIBOR	Pay		2.53% Semiannual	08/02/2021	5,095	(2)	—	(2)
3 Month USD LIBOR	Pay		2.54% Semiannual	08/05/2021	5,090	(1)	—	(1)
3 Month USD LIBOR	Pay		2.88% Semiannual	05/15/2044	3,290	34	—	34
3 Month USD LIBOR	Pay		2.58% Semiannual	02/03/2022	2,560	5	—	5
3 Month USD LIBOR	Pay		2.62% Semiannual	02/03/2022	2,560	7	—	7
3 Month USD LIBOR	Receive		2.73% Quarterly	08/15/2028	7,270	(45)	—	(45)
3 Month USD LIBOR	Pay		2.55% Semiannual	02/03/2022	2,560	3	—	3
3 Month USD LIBOR	Pay		2.74% Semiannual	01/14/2029	630	3	1	4
3 Month USD LIBOR	Receive		2.62% Quarterly	01/10/2022	5,565	(14)	—	(14)
3 Month USD LIBOR	Pay		2.55% Semiannual	01/16/2022	5,120	5	1	6
3 Month USD LIBOR	Pay		2.60% Semiannual	01/14/2025	2,130	7	—	7
3 Month USD LIBOR	Receive		2.63% Quarterly	01/13/2022	5,135	(14)	—	(14)
3 Month USD LIBOR	Receive		2.57% Quarterly	01/09/2022	8,280	(13)	1	(12)
3 Month USD LIBOR	Receive		2.57% Quarterly	01/10/2022	5,120	(7)	—	(7)
3 Month USD LIBOR	Receive		2.63% Quarterly	01/13/2022	5,135	(14)	—	(14)
3 Month USD LIBOR	Receive		2.59% Quarterly	01/10/2022	5,120	(9)	—	(9)
3 Month USD LIBOR	Pay		2.88% Semiannual	05/15/2044	2,530	23	—	23
3 Month USD LIBOR	Receive		2.71% Quarterly	07/22/2021	2,525	(8)	—	(8)
3 Month USD LIBOR	Receive		2.66% Quarterly	01/21/2022	4,420	(14)	—	(14)
3 Month USD LIBOR	Receive		2.73% Quarterly	07/22/2021	4,040	(14)	—	(14)
3 Month USD LIBOR	Receive		2.72% Quarterly	07/22/2021	2,525	(8)	—	(8)
3 Month USD LIBOR	Receive		2.64% Quarterly	01/21/2022	5,110	(15)	—	(15)
3 Month USD LIBOR	Pay		2.90% Semiannual	05/15/2044	2,530	33	—	33
3 Month USD LIBOR	Receive		2.69% Quarterly	12/31/2020	28,670	(42)	—	(42)
3 Month USD LIBOR	Receive		2.63% Quarterly	01/21/2022	5,110	(13)	—	(13)
3 Month USD LIBOR	Receive		2.66% Quarterly	07/18/2021	5,040	(11)	1	(10)
3 Month USD LIBOR	Receive		3.23% Quarterly	05/15/2044	12,580	(870)	(65)	(935)
3 Month USD LIBOR	Pay		3.02% Semiannual	12/03/2021	5,200	51	—	51
3 Month USD LIBOR	Receive		3.05% Quarterly	11/29/2023	31,272	(731)	1	(730)
3 Month USD LIBOR	Pay		3.07% Semiannual	11/22/2021	2,070	22	—	22
3 Month USD LIBOR	Pay		3.14% Semiannual	11/29/2028	17,470	719	1	720

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
January 31, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/					Unrealized		Upfront
	Receive		Payment				Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date		Notional Amount	(Depreciation)	(Receipts)	Fair Value
3 Month USD LIBOR	Receive		3.02% Quarterly	12/03/2024		$3,741	$(85)$	— $	(85)
3 Month USD LIBOR	Pay		2.93% Semiannual	12/10/2021		10,430	83	—	83
3 Month USD LIBOR	Pay		2.89% Semiannual	12/10/2021		5,215	38	—	38
3 Month USD LIBOR	Pay		2.98% Semiannual	12/06/2021		12,530	113	—	113
3 Month USD LIBOR	Pay		3.02% Semiannual	12/03/2021		5,200	51	—	51
3 Month USD LIBOR	Receive		3.09% Quarterly	05/15/2044		2,636	(126)	—	(126)
3 Month USD LIBOR	Receive		3.05% Quarterly	07/25/2028		1,140	(38)	—	(38)
3 Month USD LIBOR	Receive		3.12% Quarterly	10/06/2022		33,180	(436)	14	(422)
3 Month USD LIBOR	Pay		2.98% Semiannual	07/19/2026		14,680	56	—	56
3 Month USD LIBOR	Pay		2.71% Semiannual	12/23/2021		10,350	41	—	41
3 Month USD LIBOR	Receive		2.92% Quarterly	07/19/2024		27,860	(182)	1	(181)
3 Month USD LIBOR	Receive		3.12% Quarterly	10/04/2028		200	(8)	—	(8)
3 Month USD LIBOR	Pay		3.07% Semiannual	10/12/2020		42,900	311	(1)	310
3 Month USD LIBOR	Receive		3.27% Quarterly	11/09/2028		2,940	(154)	—	(154)
3 Month USD LIBOR	Receive		3.28% Quarterly	10/09/2028		1,100	(58)	—	(58)
3 Month USD LIBOR	Pay		3.25% Semiannual	10/09/2028		1,600	80	—	80
3 Month USD LIBOR	Receive		3.27% Quarterly	10/09/2028		7,250	(376)	—	(376)
3 Month USD LIBOR	Pay		3.05% Semiannual	12/17/2026		3,637	16	—	16
3 Month USD LIBOR	Receive		2.86% Quarterly	12/31/2020		29,930	(130)	—	(130)
3 Month USD LIBOR	Pay		2.78% Semiannual	12/12/2021		3,910	21	—	21
3 Month USD LIBOR	Receive		2.87% Quarterly	12/16/2024		8,000	(126)	—	(126)
3 Month USD LIBOR	Pay		2.83% Semiannual	12/17/2022		3,297	24	—	24
3 Month USD LIBOR	Pay		2.85% Semiannual	12/17/2021		5,170	34	—	34
3 Month USD LIBOR	Receive		2.90% Quarterly	12/19/2024		6,923	(37)	—	(37)
3 Month USD LIBOR	Pay		2.81% Semiannual	12/19/2021		5,160	30	—	30
3 Month USD LIBOR	Pay		2.84% Semiannual	12/10/2021		9,495	60	—	60
3 Month USD LIBOR	Pay		2.82% Semiannual	12/12/2021		3,910	24	—	24
3 Month USD LIBOR	Pay		2.82% Semiannual	12/12/2021		5,215	31	—	31
6 Month Euro Interbank Offered Rate	Pay		0.80% Annual	02/15/2028	EUR	4,910	106	1	107
6 Month Euro Interbank Offered Rate	Pay		0.82% Annual	02/15/2028		9,300	216	1	217
6 Month Euro Interbank Offered Rate	Receive		(0.16)% Semiannual	12/11/2020		15,180	(4)	—	(4)
6 Month Euro Interbank Offered Rate	Pay		0.36% Annual	12/21/2022		4,720	20	—	20
6 Month Euro Interbank Offered Rate	Pay		0.88% Annual	08/28/2028		990	27	—	27
6 Month Euro Interbank Offered Rate	Receive		1.04% Semiannual	03/23/2028		4,610	(218)	(1)	(219)
6 Month Euro Interbank Offered Rate	Receive		0.42% Semiannual	12/17/2022		9,180	(51)	—	(51)
6 Month Euro Interbank Offered Rate	Pay		0.76% Annual	02/15/2028		1,750	31	—	31
6 Month Euro Interbank Offered Rate	Pay		0.78% Annual	02/15/2028		3,160	63	—	63
6 Month Euro Interbank Offered Rate	Pay		0.83% Annual	02/15/2028		23,340	571	3	574
6 Month Euro Interbank Offered Rate	Receive		(0.14)% Semiannual	12/11/2020		23,610	(18)	—	(18)
6 Month Euro Interbank Offered Rate	Receive		(0.17)% Semiannual	12/11/2020		8,430	(1)	—	(1)
6 Month JPY LIBOR	Receive		0.32% Semiannual	04/27/2028	JPY	1,895,205	(313)	(7)	(320)
6 Month JPY LIBOR	Pay		0.13% Semiannual	04/26/2023		7,785,250	415	11	426
6 Month JPY LIBOR	Receive		0.35% Semiannual	01/11/2028		943,840	(186)	(2)	(188)
6 Month JPY LIBOR	Receive		0.27% Semiannual	11/08/2027		955,100	(131)	—	(131)
Consumer Price All Urban Non-Seasonally	Receive		2.23% Annual	09/18/2020		$77,085	(1,037)	2	(1,035)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive		2.31% Annual	10/12/2020		40,215	(582)	1	(581)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive		2.25% Annual	10/30/2028		17,395	(330)	1	(329)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Pay		2.16% Annual	10/30/2023		17,395	229	1	230
Adjusted Index
Harmonised Indices of Consumer Prices Excluding	Receive		1.55% Annual	07/15/2023	EUR	12,735	(230)	(2)	(232)
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay		1.97% Annual	01/15/2048		1,940	164	—	164
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Receive		1.30% Annual	01/15/2029		6,375	(2)	—	(2)
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay		1.99% Annual	01/15/2048		1,940	180	(1)	179
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay		1.98% Annual	06/15/2048		1,925	160	2	162
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Receive		1.38% Annual	04/15/2023		12,840	(141)	(5)	(146)
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay		1.83% Annual	05/15/2047		2,120	75	3	78
Food and Energy

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
January 31, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/						Unrealized	Upfront
		Receive		Payment				Appreciation/			Payments/
Floating Rate Index		Floating Rate	Fixed Rate	Frequency	Maturity Date	Notional Amount		(Depreciation)			(Receipts)	Fair Value
Harmonised Indices of Consumer Prices Excluding		Pay	1.90%	Annual	12/15/2048	EUR	1,950	$102 $			— $	102
Food and Energy
New Zealand Bank Bill 3 Month FRA		Receive	2.59%	Quarterly	03/20/2029	NZD	1,646	(5)			—	(5)
New Zealand Bank Bill 3 Month FRA		Receive	2.55%	Quarterly	01/30/2029		3,086	(7)			—	(7)
New Zealand Bank Bill 3 Month FRA		Receive	2.58%	Quarterly	03/20/2029		3,084	(8)			1	(7)
New Zealand Bank Bill 3 Month FRA		Receive	2.55%	Quarterly	01/30/2029		5,400	(12)			—	(12)
New Zealand Bank Bill 3 Month FRA		Receive	2.80%	Quarterly	03/20/2029		47,180	(751)			(12)	(763)
United Kingdom Retail Prices Index		Receive	3.48%	Annual	09/15/2023	GBP	17,850	(99)			5	(94)
United Kingdom Retail Prices Index		Receive	3.45%	Annual	10/15/2023		9,490	(84)			1	(83)
United Kingdom Retail Prices Index		Pay	3.41%	Annual	01/15/2028		16,640	(74)			(20)	(94)
United Kingdom Retail Prices Index		Pay	3.45%	Annual	10/15/2023		10,750	93			(2)	91
United Kingdom Retail Prices Index		Pay	3.55%	Annual	11/15/2032		15,015	352			(37)	315
United Kingdom Retail Prices Index		Pay	3.51%	Annual	10/15/2028		9,490	123			(2)	121
United Kingdom Retail Prices Index		Receive	3.58%	Annual	12/15/2023		10,965	(140)			(1)	(141)
United Kingdom Retail Prices Index		Receive	3.46%	Annual	11/15/2027		15,015	(78)			25	(53)
United Kingdom Retail Prices Index		Receive	3.55%	Annual	11/15/2047		9,045	(996)			26	(970)
United Kingdom Retail Prices Index		Pay	3.60%	Annual	11/15/2042		9,045	728			(28)	700
United Kingdom Retail Prices Index		Pay	3.39%	Annual	08/15/2028		9,910	(129)			(6)	(135)
United Kingdom Retail Prices Index		Receive	3.35%	Annual	08/15/2023		21,840	100			7	107
United Kingdom Retail Prices Index		Pay	3.34%	Annual	06/15/2028		2,865	(61)			(1)	(62)
United Kingdom Retail Prices Index		Pay	3.36%	Annual	08/15/2023		63,615	(273)			(15)	(288)
United Kingdom Retail Prices Index		Pay	3.40%	Annual	08/15/2028		19,680	(205)			(16)	(221)
United Kingdom Retail Prices Index		Pay	3.44%	Annual	08/15/2048		2,185	56			1	57
United Kingdom Retail Prices Index		Receive	3.36%	Annual	08/15/2023		21,835	89			7	96
United Kingdom Retail Prices Index		Receive	3.26%	Annual	05/15/2023		21,485	217			6	223
United Kingdom Retail Prices Index		Receive	3.41%	Annual	03/15/2048		1,915	(11)			(3)	(14)
United Kingdom Retail Prices Index		Receive	3.48%	Annual	01/15/2029		8,715	(12)			1	(11)
United Kingdom Retail Prices Index		Pay	3.41%	Annual	01/15/2024		8,715	(9)			1	(8)
United Kingdom Retail Prices Index		Receive	3.43%	Annual	08/15/2048		300	(6)			—	(6)
United Kingdom Retail Prices Index		Receive	3.47%	Annual	09/15/2048		4,000	(213)			20	(193)
United Kingdom Retail Prices Index		Pay	3.50%	Annual	09/15/2028		17,850	117			(8)	109
Total								$(3,925)$			(82)$	(4,007)
Amounts in thousands.

Purchased Capped Options

				Pay/Receive				Upfront			Unrealized
				Floating	Notional			Expiration	Payments/		Appreciation/
Description	Counterparty		Range	Rate	Amount	Exercise Rate		Date	(Premiums)		Fair Value	(Depreciation)
Call - 5Y-10Y CMS Index Cap	Morgan Stanley	Max (0, 5Y CMS-0.14%)		Receive $	79,400	0.14%		04/11/2019	$22		$18	$(4)
	& Co
Call - 5Y-30Y CMS Index Cap	Deutsche Bank	Max(0, 5Y CMS-0.21%)		Receive	49,000	0.21%		03/01/2019	6		37	31
	AG
Total									$28		$55	$27
Written Capped Options

				Pay/Receive				Upfront			Unrealized
				Floating	Notional			Expiration	Payments/		Appreciation/
Description	Counterparty		Range	Rate	Amount	Exercise Rate		Date	(Premiums)		Fair Value	(Depreciation)
Call - 5Y-30Y CMS Index Cap	Deutsche Bank	Max(0, 5Y CMS-0.31%)			$49,000	0.31%		03/01/2019	$(1	)$	(6)$	(5)
	AG			Receive
Total									$(1	)$	(6)$	(5)
Amounts in thousands.

See accompanying notes.

     Schedule of Investments International Emerging Markets Fund January 31, 2019 (unaudited)

COMMON STOCKS - 95.85%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Agriculture - 0.56%			Diversified Financial Services (continued)
KT&G Corp	49,688	$4,424	Muthoot Finance Ltd	399,009	$2,811
Apparel - 0.80%			Old Mutual Ltd	3,562,909	6,290
Eclat Textile Co Ltd	338,000	3,885	Shinhan Financial Group Co Ltd	185,342	7,169
Feng TAY Enterprise Co Ltd	375,000	2,390			$40,151
		$6,275	Electric - 0.87%
Automobile Manufacturers - 2.05%			China Longyuan Power Group Corp Ltd	6,037,000	4,519
Geely Automobile Holdings Ltd	1,845,000	3,139	China Resources Power Holdings Co Ltd	1,146,000	2,297
Guangzhou Automobile Group Co Ltd	2,066,000	2,244			$6,816
Hyundai Motor Co	47,201	5,503	Electrical Components & Equipment - 0.59%
Kia Motors Corp	157,542	5,151	Delta Electronics Inc	922,000	4,607
		$16,037	Engineering & Construction - 1.76%
Automobile Parts & Equipment - 1.23%			China Railway Construction Corp Ltd	6,595,000	9,158
Weichai Power Co Ltd	7,171,000	9,678	Larsen & Toubro Ltd	250,825	4,642
Banks - 17.13%					$13,800
Axis Bank Ltd (a)	474,649	4,823	Food - 2.62%
Banco do Brasil SA	346,200	4,926	Marico Ltd	540,442	2,790
Banco Santander Brasil SA	359,800	4,746	Nestle India Ltd	18,259	2,956
Bangkok Bank PCL	1,354,200	9,600	Uni-President Enterprises Corp	3,859,000	9,145
Bank Rakyat Indonesia Persero Tbk PT	23,874,800	6,618	X5 Retail Group NV	215,375	5,682
China Construction Bank Corp	19,929,722	17,953			$20,573
Credicorp Ltd	62,565	15,189	Forest Products & Paper - 1.25%
FirstRand Ltd	898,495	4,721	Mondi PLC	194,475	4,703
Grupo Financiero Banorte SAB de CV	1,394,800	7,757	Suzano Papel e Celulose SA	403,500	5,087
HDFC Bank Ltd	107,617	3,150			$9,790
ICICI Bank Ltd	821,615	4,221	Gas - 0.68%
Industrial & Commercial Bank of China Ltd	16,046,000	12,466	GAIL India Ltd	582,687	2,727
Industrial Bank Co Ltd	1,117,097	2,747	Perusahaan Gas Negara Persero Tbk	13,931,600	2,574
Kiatnakin Bank PCL	1,776,700	3,905			$5,301
Malayan Banking Bhd	2,647,900	6,177	Healthcare - Services - 0.41%
OTP Bank Nyrt	180,708	7,455	Bangkok Dusit Medical Services PCL	4,291,000	3,244
Postal Savings Bank of China Co Ltd (b)	3,837,000	2,159
PT Bank Central Asia Tbk	1,946,000	3,937	Holding Companies - Diversified - 0.28%
Sberbank of Russia PJSC ADR	863,159	11,738	Haci Omer Sabanci Holding AS	1,215,718	2,207
		$134,288	Home Furnishings - 0.50%
Beverages - 0.56%			Haier Electronics Group Co Ltd	1,373,000	3,944
Jiangsu Yanghe Brewery Joint-Stock Co Ltd	309,486	4,388	Insurance - 3.26%
Building Materials - 1.90%			AIA Group Ltd	866,600	7,825
Anhui Conch Cement Co Ltd	832,283	4,055	Cathay Financial Holding Co Ltd	2,999,000	4,313
China National Building Material Co Ltd	5,122,000	4,087	IRB Brasil Resseguros S/A	196,200	4,587
Xinyi Glass Holdings Ltd	5,570,000	6,785	Powszechny Zaklad Ubezpieczen SA	737,897	8,867
		$14,927			$25,592
Chemicals - 0.93%			Internet - 15.12%
Lotte Chemical Corp	12,682	3,430	Alibaba Group Holding Ltd ADR(a)	224,987	37,908
Sasol Ltd	127,940	3,871	Autohome Inc ADR(a)	17,993	1,302
		$7,301	Baidu Inc ADR(a)	32,398	5,593
			Naspers Ltd	75,597	17,488
Coal - 0.88%			Pinduoduo Inc ADR(a)	181,861	5,312
China Shenhua Energy Co Ltd	1,954,500	4,974	Tencent Holdings Ltd	1,046,000	46,562
Yanzhou Coal Mining Co Ltd	2,126,000	1,955	Weibo Corp ADR(a)	71,713	4,350
		$6,929			$118,515
Commercial Services - 1.17%			Iron & Steel - 1.96%
CCR SA	857,100	3,498	POSCO	37,641	9,292
New Oriental Education & Technology Group Inc	36,304	2,797	Vale SA	485,289	6,060
ADR(a)					$15,352
TAL Education Group ADR(a)	92,838	2,881
		$9,176	Machinery - Construction & Mining - 1.12%
			Doosan Infracore Co Ltd (a)	622,080	4,863
Computers - 2.31%			United Tractors Tbk PT	2,101,600	3,876
Infosys Ltd	969,680	10,219			$8,739
Tata Consultancy Services Ltd	277,065	7,859
		$18,078	Mining - 1.13%
Distribution & Wholesale - 0.42%			Anglo American PLC	346,931	8,866
Posco Daewoo Corp	24,651	445	Oil & Gas - 8.45%
Sime Darby Bhd	5,221,800	2,869	China Petroleum & Chemical Corp	9,462,000	7,912
		$3,314	CNOOC Ltd	1,988,000	3,323
			Kunlun Energy Co Ltd	3,158,000	3,374
Diversified Financial Services - 5.12%			LUKOIL PJSC ADR	250,784	20,137
Capitec Bank Holdings Ltd	54,786	4,833	Petroleo Brasileiro SA	476,300	3,864
CTBC Financial Holding Co Ltd	12,708,000	8,653	Polski Koncern Naftowy ORLEN SA	107,865	3,039
Hana Financial Group Inc	114,360	4,112	PTT PCL	6,720,300	10,553
Housing Development Finance Corp Ltd	231,879	6,283

See accompanying notes.

Schedule of Investments
International Emerging Markets Fund
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a) Non-income producing security
Oil & Gas (continued)			(b)	Security exempt from registration under Rule 144A of the Securities Act of
Reliance Industries Ltd	808,697	$14,008	1933. These securities may be resold in transactions exempt from registration,
		$66,210	normally to qualified institutional buyers. At the end of the period, the value of
Pharmaceuticals - 0.62%			these securities totaled $2,159 or 0.28% of net assets.
Hypera SA	552,600	4,827	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Real Estate - 2.40%			Investment Company Act of 1940) or an affiliate as defined by the Investment
China Resources Land Ltd	1,202,000	4,690	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Guangzhou R&F Properties Co Ltd	1,463,200	2,919	shares of the security). Please see affiliated sub-schedule for transactional
Shimao Property Holdings Ltd	979,500	2,789	information.
Sunac China Holdings Ltd	2,113,000	8,416	(d) Current yield shown is as of period end.
		$18,814
Retail - 2.18%			Portfolio Summary (unaudited)
ANTA Sports Products Ltd	642,000	3,321	Country	Percent
Atacadao Distribuicao Comercio e Industria Ltda	501,800	2,751	China	28.65%
Wal-Mart de Mexico SAB de CV	4,193,600	11,016	Korea, Republic Of	11.92%
		$17,088	Taiwan, Province Of China	10.14%
Semiconductors - 11.62%			Brazil	8.69%
Chipbond Technology Corp	2,404,000	5,342	India	8.48%
Realtek Semiconductor Corp	901,000	4,937	Hong Kong	6.08%
Samsung Electronics Co Ltd	1,008,023	42,029	Russian Federation	4.79%
SK Hynix Inc	68,591	4,587	South Africa	4.74%
Taiwan Semiconductor Manufacturing Co Ltd	4,607,685	34,180	Thailand	3.48%
		$91,075	Mexico	2.40%
Telecommunications - 3.68%			Indonesia	2.17%
Accton Technology Corp	569,000	2,048	Peru	1.94%
China Mobile Ltd	1,521,000	15,997	United Kingdom	1.73%
China Telecom Corp Ltd	15,614,000	8,477	Poland	1.52%
SK Telecom Co Ltd	9,959	2,305	Malaysia	1.15%
		$28,827	Hungary	0.95%
Textiles - 0.29%			Turkey	0.28%
Cia Hering	263,800	2,258	United States	0.11%
TOTAL COMMON STOCKS		$751,411	Other Assets and Liabilities	0.78%
INVESTMENT COMPANIES - 0.11%	Shares Held Value (000's)		TOTAL NET ASSETS	100.00%
Money Market Funds - 0.11%
Principal Government Money Market Fund	879,358	879
2.32%(c),(d)
TOTAL INVESTMENT COMPANIES		$879
PREFERRED STOCKS - 3.26%	Shares Held Value (000's)
Banks - 1.47%
Banco Bradesco SA 0.19%	927,100	$11,512
Holding Companies - Diversified - 1.19%
Itausa - Investimentos Itau SA 0.08%	2,516,513	9,321
Oil & Gas - 0.60%
Petroleo Brasileiro SA 0.00% (a)	674,700	4,740
TOTAL PREFERRED STOCKS		$25,573
Total Investments		$777,863
Other Assets and Liabilities - 0.78%		6,118
TOTAL NET ASSETS - 100.00%		$783,981

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$36,392			$93,877	$129,390		$879
	$36,392			$93,877	$129,390		$879

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$90	$	— $		— $	—
	$90	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
International Fund I
January 31, 2019 (unaudited)

COMMON STOCKS - 95.96%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.75%			Electronics - 2.17%
Hakuhodo DY Holdings Inc	179,000	$2,755	Halma PLC	113,000	$2,078
Aerospace & Defense - 0.83%			Murata Manufacturing Co Ltd	14,000	2,103
MTU Aero Engines AG	14,157	3,053	Zhen Ding Technology Holding Ltd	1,429,000	3,756
Apparel - 2.52%					$7,937
Kering SA	6,011	3,015	Engineering & Construction - 2.45%
LVMH Moet Hennessy Louis Vuitton SE	9,878	3,169	COMSYS Holdings Corp	81,508	2,129
Moncler SpA	80,900	3,044	Grupo Aeroportuario del Centro Norte SAB de	311,000	1,737
		$9,228	CV
Automobile Manufacturers - 1.76%			HomeServe PLC	196,000	2,426
Geely Automobile Holdings Ltd	1,799,200	3,061	Kyowa Exeo Corp	109,500	2,691
Toyota Motor Corp	55,000	3,385			$8,983
		$6,446	Entertainment - 1.45%
Automobile Parts & Equipment - 0.52%			Betsson AB (a)	225,000	2,072
Weichai Power Co Ltd	1,422,000	1,919	Cineworld Group PLC	511,000	1,754
Banks - 7.24%			Kindred Group PLC	143,100	1,473
Bank of Communications Co Ltd	2,096,000	1,782			$5,299
China Construction Bank Corp	2,931,800	2,641	Food - 1.91%
China Merchants Bank Co Ltd	958,500	4,226	a2 Milk Co Ltd (a)	365,300	3,213
DBS Group Holdings Ltd	183,900	3,277	Greencore Group PLC	827,000	2,097
Fukuoka Financial Group Inc	84,220	1,860	Salmar ASA	32,500	1,702
HSBC Holdings PLC	292,800	2,480			$7,012
Macquarie Group Ltd	27,346	2,326	Forest Products & Paper - 0.63%
Royal Bank of Canada	35,000	2,664	Mondi PLC	96,000	2,322
Sberbank of Russia PJSC ADR	239,243	3,253	Gas - 2.16%
United Overseas Bank Ltd	106,600	1,998	China Resources Gas Group Ltd	458,000	1,802
		$26,507	ENN Energy Holdings Ltd	637,400	6,105
Building Materials - 3.01%					$7,907
Anhui Conch Cement Co Ltd	875,400	4,774	Home Builders - 2.14%
China Resources Cement Holdings Ltd	2,967,000	3,013	Berkeley Group Holdings PLC	45,783	2,254
Sika AG	24,460	3,230	Haseko Corp	149,800	1,662
		$11,017	Persimmon PLC	125,500	3,915
Chemicals - 1.83%					$7,831
Indorama Ventures PCL	1,267,000	1,954	Home Furnishings - 1.90%
Nissan Chemical Corp	40,500	2,153	Howden Joinery Group PLC	358,000	2,375
Petronas Chemicals Group Bhd	1,263,000	2,610	Sony Corp	91,500	4,585
		$6,717			$6,960
Coal - 2.49%			Insurance - 9.87%
China Shenhua Energy Co Ltd	1,464,500	3,727	Allianz SE	20,623	4,376
Exxaro Resources Ltd	186,000	2,168	ASR Nederland NV	65,000	2,742
Whitehaven Coal Ltd	893,000	3,232	CNP Assurances	86,400	1,963
		$9,127	Genworth MI Canada Inc	58,000	1,974
Commercial Services - 4.49%			Legal & General Group PLC	1,098,230	3,742
Ashtead Group PLC	199,137	5,051	Ping An Insurance Group Co of China Ltd	333,100	3,243
Estacio Participacoes SA	255,000	2,176	Porto Seguro SA	274,000	4,213
Intertek Group PLC	32,818	2,118	Prudential PLC	90,838	1,776
Localiza Rent a Car SA	303,000	2,770	Sompo Holdings Inc	57,000	2,149
Pagegroup PLC	443,962	2,574	Swiss Life Holding AG (a)	10,664	4,399
QinetiQ Group PLC	439,000	1,747	Tokio Marine Holdings Inc	114,000	5,582
		$16,436			$36,159
Computers - 4.99%			Internet - 1.06%
Bechtle AG	21,500	1,711	Alibaba Group Holding Ltd ADR(a)	23,100	3,892
CGI Group Inc (a)	26,500	1,752	Iron & Steel - 3.41%
Infosys Ltd ADR	483,000	5,216	Evraz PLC	374,000	2,450
Lenovo Group Ltd	3,801,000	2,775	Ferrexpo PLC	542,000	1,841
Nomura Research Institute Ltd	73,300	2,999	Kumba Iron Ore Ltd	102,518	2,639
Teleperformance	22,322	3,842	Severstal PJSC	179,300	2,738
		$18,295	Vale SA	226,000	2,822
Distribution & Wholesale - 0.50%					$12,490
Toyota Tsusho Corp	57,600	1,832	Leisure Products & Services - 0.46%
Diversified Financial Services - 4.04%			BRP Inc	58,000	1,669
B3 SA - Brasil Bolsa Balcao	215,000	1,857	Machinery - Construction & Mining - 0.88%
Chailease Holding Co Ltd	757,860	2,831	Komatsu Ltd	122,000	3,213
E.Sun Financial Holding Co Ltd	3,015,000	2,113	Media - 1.52%
Mitsubishi UFJ Lease & Finance Co Ltd	455,000	2,329	Informa PLC	226,000	2,007
ORIX Corp	132,000	1,991	Quebecor Inc	151,000	3,555
Partners Group Holding AG	5,370	3,693			$5,562
		$14,814

See accompanying notes.

Schedule of Investments
International Fund I
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a) Non-income producing security
Mining - 4.68%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Anglo American PLC	237,000	$6,057	Investment Company Act of 1940) or an affiliate as defined by the Investment
MMC Norilsk Nickel PJSC ADR	93,000	1,954	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Northern Star Resources Ltd	687,000	4,391	shares of the security). Please see affiliated sub-schedule for transactional
Rio Tinto PLC	86,000	4,758	information.
		$17,160	(c) Current yield shown is as of period end.
Miscellaneous Manufacturers - 1.17%
Alfa Laval AB	110,000	2,494	Portfolio Summary (unaudited)
Vesuvius PLC	245,000	1,809	Country	Percent
		$4,303	Japan	16.57%
Oil & Gas - 5.28%			United Kingdom	15.21%
Beach Energy Ltd	2,160,000	2,841	China	12.43%
CNOOC Ltd	1,650,000	2,758	Switzerland	6.20%
LUKOIL PJSC ADR	33,000	2,650	Canada	5.97%
Novatek PJSC	15,000	2,754	Russian Federation	5.19%
Parex Resources Inc (a)	145,000	2,174	Taiwan, Province Of China	4.52%
PTT PCL	1,864,000	2,927	Brazil	3.78%
Tatneft PJSC ADR	44,000	3,234	Australia	3.49%
		$19,338	United States	3.48%
Pharmaceuticals - 4.45%			France	3.28%
Alfresa Holdings Corp	61,000	1,681	Germany	2.48%
Astellas Pharma Inc	175,000	2,597	Hong Kong	2.26%
Roche Holding AG	23,900	6,358	Singapore	1.44%
Sawai Pharmaceutical Co Ltd	33,000	1,701	India	1.42%
Shionogi & Co Ltd	37,000	2,282	Thailand	1.33%
TCI Co Ltd	114,000	1,675	South Africa	1.31%
		$16,294	Sweden	1.25%
Retail - 2.94%			Korea, Republic Of	1.13%
Alimentation Couche-Tard Inc	71,500	3,884	New Zealand	0.88%
ANTA Sports Products Ltd	467,600	2,419	Israel	0.84%
JD Sports Fashion PLC	379,300	2,307	Italy	0.83%
Next PLC	34,000	2,162	Spain	0.79%
		$10,772	Netherlands	0.75%
Semiconductors - 2.81%			Malaysia	0.71%
Realtek Semiconductor Corp	480,000	2,630	Ireland	0.57%
Samsung Electronics Co Ltd	98,864	4,122	Mexico	0.47%
Taiwan Semiconductor Manufacturing Co Ltd	93,700	3,525	Norway	0.46%
ADR			Malta	0.40%
		$10,277	Other Assets and Liabilities	0.56%
Shipbuilding - 0.59%			TOTAL NET ASSETS	100.00%
Yangzijiang Shipbuilding Holdings Ltd	2,049,000	2,142
Software - 3.08%
Amadeus IT Group SA	40,000	2,909
Constellation Software Inc/Canada	3,300	2,463
Temenos AG (a)	23,494	3,171
TIS Inc	61,000	2,746
		$11,289
Telecommunications - 2.47%
China Mobile Ltd	332,000	3,492
KDDI Corp	99,000	2,473
Nice Ltd ADR(a)	27,900	3,068
		$9,033
Toys, Games & Hobbies - 1.05%
Bandai Namco Holdings Inc	87,000	3,843
Transportation - 0.46%
TFI International Inc	57,000	1,678
TOTAL COMMON STOCKS		$351,511
INVESTMENT COMPANIES - 3.48%	Shares Held Value (000's)
Money Market Funds - 3.48%
Principal Government Money Market Fund	12,757,573	12,758
2.32%(b),(c)
TOTAL INVESTMENT COMPANIES		$12,758
Total Investments		$364,269
Other Assets and Liabilities - 0.56%		2,061
TOTAL NET ASSETS - 100.00%		$366,330

See accompanying notes.

Schedule of Investments
International Fund I
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases	Sales	January 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$901		$58,487	$46,630	$12,758
	$901		$58,487	$46,630	$12,758

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.32%	$28	$	— $	— $	—
	$28	$	— $	— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund
January 31, 2019 (unaudited)

COMMON STOCKS - 97.75%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Apparel - 2.04%			Retail (continued)
NIKE Inc	134,800	$11,038	Ulta Beauty Inc (a)	29,192	$8,522
Banks - 2.19%					$50,263
SVB Financial Group (a)	50,699	11,832	Semiconductors - 4.66%
Beverages - 2.10%			Analog Devices Inc	53,500	5,289
Coca-Cola Co/The	235,700	11,344	Intel Corp	172,100	8,110
Biotechnology - 2.17%			Xilinx Inc	105,200	11,776
Vertex Pharmaceuticals Inc (a)	61,258	11,695			$25,175
Chemicals - 1.74%			Software - 7.59%
CF Industries Holdings Inc	214,700	9,372	Microsoft Corp	262,697	27,433
Commercial Services - 2.63%			ServiceNow Inc (a)	61,512	13,534
PayPal Holdings Inc (a)	58,700	5,210			$40,967
Worldpay Inc (a)	107,800	8,999	Telecommunications - 3.73%
		$14,209	Cisco Systems Inc	275,900	13,047
Computers - 3.24%			T-Mobile US Inc (a)	101,800	7,088
Apple Inc	105,000	17,476			$20,135
Cosmetics & Personal Care - 4.00%			Transportation - 1.22%
Estee Lauder Cos Inc/The	75,640	10,319	CSX Corp	100,300	6,590
Procter & Gamble Co/The	116,900	11,277	TOTAL COMMON STOCKS		$527,610
		$21,596	INVESTMENT COMPANIES - 2.52%	Shares Held Value (000's)
Diversified Financial Services - 6.79%			Money Market Funds - 2.52%
Mastercard Inc	82,608	17,441	Principal Government Money Market Fund	13,624,370	13,624
Visa Inc	142,233	19,203	2.32%(b),(c)
			TOTAL INVESTMENT COMPANIES		$13,624
		$36,644	Total Investments		$541,234
Engineering & Construction - 0.52%			Other Assets and Liabilities - (0.27)%		(1,479)
Jacobs Engineering Group Inc	42,900	2,780	TOTAL NET ASSETS - 100.00%		$539,755
Entertainment - 0.67%
Live Nation Entertainment Inc (a)	67,900	3,633
Healthcare - Products - 11.25%			(a) Non-income producing security
Abbott Laboratories	125,700	9,174	(b)	Affiliated Security. Security is either an affiliate (and registered under the
ABIOMED Inc (a)	24,900	8,742	Investment Company Act of 1940) or an affiliate as defined by the Investment
Boston Scientific Corp (a)	303,800	11,590	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Intuitive Surgical Inc (a)	32,441	16,987	shares of the security). Please see affiliated sub-schedule for transactional
Thermo Fisher Scientific Inc	57,958	14,238	information.
		$60,731	(c) Current yield shown is as of period end.
Healthcare - Services - 0.72%
WellCare Health Plans Inc (a)	14,100	3,898	Portfolio Summary (unaudited)
Internet - 18.08%			Sector		Percent
Alphabet Inc - A Shares (a)	24,522	27,609	Consumer, Non-cyclical		28.32%
Amazon.com Inc (a)	14,871	25,559	Communications		21.81%
GrubHub Inc (a)	102,000	8,201	Technology		17.94%
Netflix Inc (a)	34,538	11,726	Consumer, Cyclical		12.51%
RingCentral Inc (a)	136,400	12,609	Financial		8.98%
Twitter Inc (a)	354,100	11,883	Industrial		5.42%
		$97,587	Investment Companies		2.52%
Leisure Products & Services - 0.49%			Basic Materials		1.74%
Royal Caribbean Cruises Ltd	22,200	2,665	Energy		1.03%
Machinery - Construction & Mining - 1.42%			Other Assets and Liabilities		(0.27)%
Caterpillar Inc	57,484	7,655	TOTAL NET ASSETS		100.00%
Machinery - Diversified - 2.26%
Deere & Co	74,270	12,180
Office & Business Equipment - 2.45%
Zebra Technologies Corp (a)	76,100	13,211
Oil & Gas - 1.03%
Diamondback Energy Inc	53,704	5,538
Pharmaceuticals - 5.45%
DexCom Inc (a)	67,800	9,562
Eli Lilly & Co	103,000	12,346
Sarepta Therapeutics Inc (a)	53,600	7,488
		$29,396
Retail - 9.31%
Chipotle Mexican Grill Inc (a)	16,700	8,844
Five Below Inc (a)	72,900	9,020
Lululemon Athletica Inc (a)	50,100	7,405
Starbucks Corp	106,000	7,223
Target Corp	126,700	9,249

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$13,063			$92,953	$92,392	$13,624
	$13,063			$92,953	$92,392	$13,624

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$55	$	— $		— $	—
	$55	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2019 (unaudited)

COMMON STOCKS - 98.04%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.01%			Biotechnology - 1.69%
Interpublic Group of Cos Inc/The	5,799	$132	Alexion Pharmaceuticals Inc (a)	175,280	$21,552
Omnicom Group Inc	12,278	956	Alnylam Pharmaceuticals Inc (a)	6,101	510
		$1,088	Amgen Inc	46,652	8,729
Aerospace & Defense - 3.61%			Biogen Inc (a)	14,808	4,943
Boeing Co/The	569,291	219,530	BioMarin Pharmaceutical Inc (a)	13,649	1,340
Curtiss-Wright Corp	1,198	136	Bluebird Bio Inc (a)	2,922	390
General Dynamics Corp	6,692	1,145	Celgene Corp (a)	54,498	4,821
Harris Corp	9,777	1,498	Exact Sciences Corp (a)	9,247	833
HEICO Corp	4,077	344	Exelixis Inc (a)	22,663	534
HEICO Corp - Class A	6,808	477	Gilead Sciences Inc	74,888	5,243
Lockheed Martin Corp	13,042	3,778	Illumina Inc (a)	8,444	2,362
Northrop Grumman Corp	153,481	42,292	Incyte Corp (a)	13,565	1,093
Raytheon Co	26,158	4,310	Ionis Pharmaceuticals Inc (a)	9,638	559
Spirit AeroSystems Holdings Inc	278,174	23,199	Regeneron Pharmaceuticals Inc (a)	42,667	18,315
TransDigm Group Inc (a)	3,943	1,542	Sage Therapeutics Inc (a)	3,504	500
		$298,251	Seattle Genetics Inc (a)	8,540	653
Agriculture - 0.54%			Vertex Pharmaceuticals Inc (a)	351,626	67,129
Altria Group Inc	172,727	8,524			$139,506
Philip Morris International Inc	463,768	35,580	Building Materials - 0.04%
		$44,104	Armstrong World Industries Inc	4,703	320
Airlines - 0.05%			Eagle Materials Inc	3,334	237
Delta Air Lines Inc	32,681	1,616	Lennox International Inc	2,962	679
Southwest Airlines Co	48,929	2,777	Martin Marietta Materials Inc	4,507	796
		$4,393	Masco Corp	18,274	592
Apparel - 0.51%			Vulcan Materials Co	9,575	974
Capri Holdings Ltd (a)	7,655	325			$3,598
Carter's Inc	4,165	345	Chemicals - 1.59%
Columbia Sportswear Co	571	51	Axalta Coating Systems Ltd (a)	6,840	175
Hanesbrands Inc	31,828	477	Celanese Corp	6,735	645
NIKE Inc	478,709	39,196	Chemours Co/The	13,981	500
Skechers U.S.A. Inc (a)	7,682	209	FMC Corp	4,341	346
Under Armour Inc - Class A (a)	12,226	254	International Flavors & Fragrances Inc	3,806	540
Under Armour Inc - Class C (a)	12,761	242	Linde PLC	18,752	3,057
VF Corp	14,295	1,203	LyondellBasell Industries NV	15,586	1,355
		$42,302	NewMarket Corp	583	234
Automobile Manufacturers - 0.27%			PPG Industries Inc	3,748	395
Tesla Inc (a)	71,266	21,880	RPM International Inc	2,373	136
			Sherwin-Williams Co/The	291,794	122,997
Automobile Parts & Equipment - 0.61%			Univar Inc (a)	4,205	88
Allison Transmission Holdings Inc	10,868	529	Versum Materials Inc	10,613	390
Aptiv PLC	615,928	48,738	Westlake Chemical Corp	2,766	204
Garrett Motion Inc (a)	6,656	106	WR Grace & Co	3,884	276
Lear Corp	1,066	164			$131,338
Visteon Corp (a)	2,373	183
WABCO Holdings Inc (a)	4,800	548	Commercial Services - 4.99%
		$50,268	Automatic Data Processing Inc	53,797	7,523
			Booz Allen Hamilton Holding Corp	12,758	627
Banks - 0.33%			Bright Horizons Family Solutions Inc (a)	4,031	467
BOK Financial Corp	503	42	Cintas Corp	555,142	104,095
Comerica Inc	1,332	105	CoreLogic Inc/United States (a)	5,864	213
East West Bancorp Inc	1,105	56	CoStar Group Inc (a)	3,027	1,183
Morgan Stanley	574,610	24,306	Ecolab Inc	10,039	1,588
Northern Trust Corp	4,793	424	Euronet Worldwide Inc (a)	3,055	351
Pinnacle Financial Partners Inc	3,206	172	FleetCor Technologies Inc (a)	234,434	47,311
Signature Bank/New York NY	2,794	356	Gartner Inc (a)	7,748	1,053
State Street Corp	1,370	97	Global Payments Inc	357,840	40,178
SVB Financial Group (a)	3,258	760	Grand Canyon Education Inc (a)	3,894	362
Synovus Financial Corp	4,872	172	H&R Block Inc	5,486	129
Texas Capital Bancshares Inc (a)	3,268	190	MarketAxess Holdings Inc	2,923	628
Western Alliance Bancorp (a)	5,659	251	Moody's Corp	9,587	1,520
		$26,931	Morningstar Inc	1,602	199
Beverages - 0.99%			PayPal Holdings Inc (a)	2,163,234	192,008
Brown-Forman Corp - A Shares	5,613	264	Quanta Services Inc	5,043	178
Brown-Forman Corp - B Shares	1,214,881	57,403	Robert Half International Inc	10,693	689
Coca-Cola Co/The	170,621	8,212	Rollins Inc	12,372	461
Constellation Brands Inc	8,928	1,550	S&P Global Inc	14,457	2,771
Keurig Dr Pepper Inc	15,638	426	Sabre Corp	22,355	514
Monster Beverage Corp (a)	32,113	1,838	Service Corp International/US	7,427	319
PepsiCo Inc	108,327	12,205	ServiceMaster Global Holdings Inc (a)	12,094	472
		$81,898	Square Inc (a)	23,902	1,705

See accompanying notes.

Schedule of Investments LargeCap Growth Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Electrical Components & Equipment - 0.05%
Total System Services Inc	15,100	$1,353	AMETEK Inc	4,664	$340
TransUnion	15,357	934	Emerson Electric Co	45,598	2,985
United Rentals Inc (a)	6,993	876	Energizer Holdings Inc	3,828	182
Verisk Analytics Inc (a)	13,214	1,551	Hubbell Inc	3,423	374
WEX Inc (a)	3,802	613	Littelfuse Inc	1,867	328
Worldpay Inc (a)	1,534	128			$4,209
		$411,999	Electronics - 3.18%
Computers - 2.73%			Allegion PLC	7,159	615
Accenture PLC - Class A	67,356	10,343	Amphenol Corp	1,178,842	103,643
Apple Inc	713,845	118,812	Coherent Inc (a)	2,156	255
Cognizant Technology Solutions Corp	30,238	2,107	FLIR Systems Inc	2,275	111
Dell Technologies Inc (a)	2,693	131	Fortive Corp	1,775,515	133,146
EPAM Systems Inc (a)	4,766	674	Gentex Corp	17,448	370
Fortinet Inc (a)	12,572	963	Honeywell International Inc	147,086	21,126
Genpact Ltd	2,858,068	85,256	Mettler-Toledo International Inc (a)	2,019	1,288
International Business Machines Corp	37,967	5,104	National Instruments Corp	7,634	338
NCR Corp (a)	10,448	279	Sensata Technologies Holding PLC (a)	8,596	408
NetApp Inc	21,565	1,375	Waters Corp (a)	5,664	1,310
		$225,044			$262,610
Consumer Products - 0.09%			Engineering & Construction - 0.00%
Avery Dennison Corp	6,856	716	frontdoor Inc (a)	6,895	205
Church & Dwight Co Inc	17,098	1,105	Entertainment - 0.01%
Clorox Co/The	9,039	1,341	International Game Technology PLC	2,648	43
Kimberly-Clark Corp	33,708	3,754	Lions Gate Entertainment Corp - A shares	2,061	38
Spectrum Brands Holdings Inc	3,079	172	Lions Gate Entertainment Corp - B shares	2,875	50
		$7,088	Live Nation Entertainment Inc (a)	11,316	606
Cosmetics & Personal Care - 1.18%					$737
Colgate-Palmolive Co	9,063	586	Environmental Control - 0.39%
Estee Lauder Cos Inc/The	708,217	96,615	Republic Services Inc	2,129	164
		$97,201	Waste Connections Inc	344,304	28,770
Distribution & Wholesale - 0.04%			Waste Management Inc	37,444	3,582
Copart Inc (a)	17,056	864			$32,516
HD Supply Holdings Inc (a)	6,415	269	Food - 0.10%
KAR Auction Services Inc	11,443	595	Campbell Soup Co	11,281	400
LKQ Corp (a)	6,565	172	General Mills Inc	31,960	1,420
Pool Corp	3,220	483	Hershey Co/The	10,723	1,138
WW Grainger Inc	3,819	1,128	Kellogg Co	11,160	658
		$3,511	McCormick & Co Inc/MD	992	123
Diversified Financial Services - 5.78%			Post Holdings Inc (a)	3,470	322
Air Lease Corp	1,295	49	Sprouts Farmers Market Inc (a)	11,832	284
American Express Co	42,203	4,334	Sysco Corp	56,089	3,581
Ameriprise Financial Inc	2,138	271	US Foods Holding Corp (a)	3,036	102
Capital One Financial Corp	11,757	948			$8,028
Cboe Global Markets Inc	8,205	765	Forest Products & Paper - 0.00%
Charles Schwab Corp/The	1,414,412	66,152	International Paper Co	3,816	181
CME Group Inc	2,372	432	Healthcare - Products - 8.94%
Credit Acceptance Corp (a)	848	338	ABIOMED Inc (a)	3,410	1,197
Discover Financial Services	12,685	856	Baxter International Inc	3,313	240
E*TRADE Financial Corp	5,349	250	Becton Dickinson and Co	304,579	75,980
Eaton Vance Corp	9,911	382	Bio-Techne Corp	3,180	555
Evercore Inc - Class A	3,653	327	Boston Scientific Corp (a)	60,937	2,325
Intercontinental Exchange Inc	418,155	32,098	Bruker Corp	5,184	182
Lazard Ltd	9,252	368	Cantel Medical Corp	3,393	276
LPL Financial Holdings Inc	7,247	510	Cooper Cos Inc/The	792	221
Mastercard Inc	52,866	11,162	Danaher Corp	1,032,110	114,482
OneMain Holdings Inc	1,440	43	Edwards Lifesciences Corp (a)	560,948	95,597
Raymond James Financial Inc	3,494	281	Henry Schein Inc (a)	2,647	206
Santander Consumer USA Holdings Inc	2,272	43	Hill-Rom Holdings Inc	4,095	410
SEI Investments Co	10,934	520	ICU Medical Inc (a)	1,468	365
Synchrony Financial	21,864	657	IDEXX Laboratories Inc (a)	6,935	1,476
T Rowe Price Group Inc	17,392	1,625	Integra LifeSciences Holdings Corp (a)	5,202	246
TD Ameritrade Holding Corp	505,280	28,270	Intuitive Surgical Inc (a)	423,257	221,635
Virtu Financial Inc	4,206	107	Masimo Corp (a)	4,205	523
Visa Inc	2,411,478	325,573	ResMed Inc	11,530	1,097
Western Union Co/The	15,400	281	Stryker Corp	467,172	82,955
		$476,642	Teleflex Inc	837	229
Electric - 0.28%			Thermo Fisher Scientific Inc	555,239	136,406
Sempra Energy	196,245	22,957	Varian Medical Systems Inc (a)	7,539	995

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Internet (continued)
West Pharmaceutical Services Inc	1,889	$204	Tencent Holdings Ltd ADR	1,946,357 $	86,827
		$737,802	TripAdvisor Inc (a)	9,304	534
Healthcare - Services - 3.98%			Twilio Inc (a)	6,649	740
Anthem Inc	170,558	51,679	Twitter Inc (a)	57,432	1,927
Catalent Inc (a)	3,758	139	Uber Technologies Inc - Class A (a),(b),(c),(d)	3,929	192
Centene Corp (a)	192,610	25,149	VeriSign Inc (a)	8,893	1,505
Charles River Laboratories International Inc (a)	3,171	391	Zendesk Inc (a)	9,595	648
Chemed Corp	1,468	437			$1,683,956
DaVita Inc (a)	5,886	330	Iron & Steel - 0.00%
Encompass Health Corp	8,772	586	Steel Dynamics Inc	3,159	116
HCA Healthcare Inc	449,191	62,631	Leisure Products & Services - 0.01%
Humana Inc	110,147	34,034	Brunswick Corp/DE	2,139	108
Laboratory Corp of America Holdings (a)	1,001	140	Polaris Industries Inc	5,002	419
Molina Healthcare Inc (a)	4,563	607			$527
UnitedHealth Group Inc	481,766	130,173	Lodging - 0.74%
WellCare Health Plans Inc (a)	78,944	21,827	Choice Hotels International Inc	3,218	255
		$328,123	Extended Stay America Inc	12,365	211
Home Builders - 0.04%			Hilton Grand Vacations Inc (a)	8,507	258
DR Horton Inc	17,252	663	Hilton Worldwide Holdings Inc	480,552	35,792
Lennar Corp - A Shares	13,722	651	Las Vegas Sands Corp	376,307	21,961
Lennar Corp - B Shares	2,824	108	Marriott International Inc/MD	16,272	1,864
NVR Inc (a)	279	742	MGM Resorts International	4,166	123
PulteGroup Inc	8,875	247	Wyndham Destinations Inc	9,206	388
Thor Industries Inc	4,449	290	Wyndham Hotels & Resorts Inc	8,462	415
Toll Brothers Inc	7,430	274			$61,267
		$2,975	Machinery - Construction & Mining - 0.83%
Home Furnishings - 0.00%			BWX Technologies Inc	1,394,395	64,728
Tempur Sealy International Inc (a)	4,150	220	Caterpillar Inc	30,305	4,035
Housewares - 0.01%					$68,763
Scotts Miracle-Gro Co/The	1,709	127	Machinery - Diversified - 1.64%
Toro Co/The	9,040	538	Cummins Inc	4,705	692
		$665	Deere & Co	18,594	3,050
Insurance - 0.19%			Gardner Denver Holdings Inc (a)	7,086	175
Alleghany Corp	191	121	Graco Inc	14,728	638
American International Group Inc	7,374	319	IDEX Corp	6,194	854
Aon PLC	20,982	3,278	Middleby Corp/The (a)	3,189	375
Arch Capital Group Ltd (a)	6,263	184	Nordson Corp	4,870	632
Axis Capital Holdings Ltd	1,473	79	Rockwell Automation Inc	9,800	1,661
Berkshire Hathaway Inc - Class B (a)	22,494	4,623	Roper Technologies Inc	450,545	127,621
Brown & Brown Inc	1,607	44			$135,698
Erie Indemnity Co	1,740	255	Media - 0.22%
Everest Re Group Ltd	1,422	311	AMC Networks Inc (a)	4,510	284
Markel Corp (a)	132	139	Cable One Inc	373	330
Marsh & McLennan Cos Inc	13,568	1,197	CBS Corp	26,496	1,310
Progressive Corp/The	56,955	3,832	Charter Communications Inc (a)	7,069	2,340
RenaissanceRe Holdings Ltd	359	49	FactSet Research Systems Inc	3,031	663
Travelers Cos Inc/The	9,129	1,146	Sirius XM Holdings Inc	104,652	610
Voya Financial Inc	1,204	56	Walt Disney Co/The	111,366	12,420
		$15,633			$17,957
Internet - 20.41%			Mining - 0.00%
Alibaba Group Holding Ltd ADR(a)	890,718	150,077	Southern Copper Corp	6,664	224
Alphabet Inc - A Shares (a)	180,856	203,624	Miscellaneous Manufacturers - 0.15%
Alphabet Inc - C Shares (a)	219,496	245,039	3M Co	27,348	5,478
Amazon.com Inc (a)	309,748	532,373	AO Smith Corp	12,048	577
Booking Holdings Inc (a)	91,283	167,304	Hexcel Corp	2,621	177
CDW Corp/DE	12,371	1,030	Illinois Tool Works Inc	30,890	4,242
eBay Inc	11,306	381	Ingersoll-Rand PLC	11,219	1,122
Expedia Group Inc	9,714	1,158	Parker-Hannifin Corp	2,368	390
F5 Networks Inc (a)	5,214	839	Textron Inc	4,489	239
Facebook Inc (a)	1,268,483	211,444			$12,225
FireEye Inc (a)	15,442	273	Office & Business Equipment - 0.01%
GoDaddy Inc (a)	13,524	928	Zebra Technologies Corp (a)	4,544	789
IAC/InterActiveCorp (a)	98,448	20,800
Match Group Inc	5,590	299	Oil & Gas - 0.05%
Netflix Inc (a)	156,627	53,175	Anadarko Petroleum Corp	15,650	741
Okta Inc (a)	8,250	680	Antero Resources Corp (a)	10,840	109
Palo Alto Networks Inc (a)	7,508	1,613	Apache Corp	1,317	43
RingCentral Inc (a)	5,905	546	Cabot Oil & Gas Corp	24,859	620
			Cimarex Energy Co	639	48

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas (continued)			Retail - 4.74%
Concho Resources Inc (a)	1,981	$238	Advance Auto Parts Inc	2,031	$323
Continental Resources Inc/OK (a)	3,305	153	AutoZone Inc (a)	1,810	1,534
Diamondback Energy Inc	2,040	210	Best Buy Co Inc	5,949	352
EOG Resources Inc	6,459	641	Burlington Stores Inc (a)	5,460	938
Newfield Exploration Co (a)	5,753	105	CarMax Inc (a)	8,614	506
Parsley Energy Inc (a)	14,198	264	Chipotle Mexican Grill Inc (a)	1,936	1,025
Pioneer Natural Resources Co	8,264	1,176	Costco Wholesale Corp	463,059	99,387
		$4,348	Darden Restaurants Inc	5,431	570
Oil & Gas Services - 0.02%			Dollar General Corp	401,899	46,391
Halliburton Co	50,004	1,568	Dollar Tree Inc (a)	2,305	223
RPC Inc	1,604	17	Domino's Pizza Inc	3,330	945
		$1,585	Dunkin' Brands Group Inc	6,798	465
Packaging & Containers - 0.02%			Gap Inc/The	3,895	99
Berry Global Group Inc (a)	5,404	266	Home Depot Inc/The	66,332	12,174
Crown Holdings Inc (a)	10,157	518	L Brands Inc	5,631	157
Graphic Packaging Holding Co	3,930	47	Lowe's Cos Inc	133,395	12,827
Packaging Corp of America	7,536	711	Lululemon Athletica Inc (a)	7,595	1,123
Sealed Air Corp	6,790	268	McDonald's Corp	123,911	22,153
Silgan Holdings Inc	2,057	57	Michaels Cos Inc/The (a)	5,852	81
		$1,867	MSC Industrial Direct Co Inc	2,657	222
Pharmaceuticals - 5.24%			Nordstrom Inc	10,603	492
AbbVie Inc	117,836	9,461	Nu Skin Enterprises Inc	2,553	168
Agios Pharmaceuticals Inc (a)	3,770	202	O'Reilly Automotive Inc (a)	4,535	1,563
Alkermes PLC (a)	11,886	391	Restaurant Brands International Inc	397,735	24,918
AmerisourceBergen Corp	13,039	1,087	Ross Stores Inc	471,296	43,416
Bristol-Myers Squibb Co	79,092	3,905	Starbucks Corp	200,818	13,684
Cigna Corp	507,356	101,374	Tapestry Inc	6,227	241
CVS Health Corp	15,526	1,018	TJX Cos Inc/The	2,048,880	101,891
DexCom Inc (a)	814,343	114,847	Tractor Supply Co	10,094	862
Eli Lilly & Co	349,462	41,886	Ulta Beauty Inc (a)	4,573	1,335
Herbalife Nutrition Ltd (a)	2,340	140	Urban Outfitters Inc (a)	7,985	258
Jazz Pharmaceuticals PLC (a)	4,627	582	Wendy's Co/The	18,087	313
Johnson & Johnson	41,999	5,589	Williams-Sonoma Inc	2,723	148
McKesson Corp	2,451	314	Yum China Holdings Inc	3,635	132
Merck & Co Inc	20,872	1,554	Yum! Brands Inc	5,251	493
Nektar Therapeutics (a)	13,076	554			$391,409
Neurocrine Biosciences Inc (a)	6,881	607	Semiconductors - 1.76%
PRA Health Sciences Inc (a)	5,007	531	Advanced Micro Devices Inc (a)	73,604	1,797
Premier Inc (a)	2,876	114	Analog Devices Inc	3,343	331
Sarepta Therapeutics Inc (a)	5,157	720	Applied Materials Inc	56,519	2,209
Zoetis Inc	1,714,428	147,716	ASML Holding NV - NY Reg Shares	88,387	15,470
		$432,592	Broadcom Inc	14,204	3,810
Pipelines - 0.02%			Cypress Semiconductor Corp	25,093	348
Cheniere Energy Inc (a)	12,441	817	IPG Photonics Corp (a)	3,066	408
ONEOK Inc	15,275	981	KLA-Tencor Corp	12,639	1,347
		$1,798	Lam Research Corp	12,666	2,148
			Marvell Technology Group Ltd	14,028	260
Real Estate - 0.01%			Maxim Integrated Products Inc	372,440	20,212
CBRE Group Inc (a)	12,223	559	Microchip Technology Inc	18,123	1,457
REITs - 1.90%			Micron Technology Inc (a)	165,449	6,323
Alexandria Real Estate Equities Inc	767	101	MKS Instruments Inc	5,432	443
American Tower Corp	25,200	4,356	NVIDIA Corp	33,444	4,808
CoreSite Realty Corp	2,809	278	NXP Semiconductors NV	862,201	75,037
Crown Castle International Corp	29,259	3,425	ON Semiconductor Corp (a)	37,277	747
Equinix Inc	4,619	1,820	Skyworks Solutions Inc	10,954	800
Equity LifeStyle Properties Inc	6,757	715	Teradyne Inc	3,979	143
Extra Space Storage Inc	8,447	833	Texas Instruments Inc	55,311	5,569
Gaming and Leisure Properties Inc	6,136	230	Xilinx Inc	14,641	1,639
Hudson Pacific Properties Inc	1,210	39			$145,306
Lamar Advertising Co	6,045	450	Shipbuilding - 0.01%
Life Storage Inc	210	21	Huntington Ingalls Industries Inc	3,109	642
Omega Healthcare Investors Inc	1,223	49
Public Storage	15,209	3,232	Software - 17.31%
SBA Communications Corp (a)	745,193	136,020	Activision Blizzard Inc	342,009	16,157
Simon Property Group Inc	26,258	4,782	Adobe Inc (a)	460,042	114,008
Taubman Centers Inc	4,729	236	Akamai Technologies Inc (a)	13,278	864
		$156,587	ANSYS Inc (a)	6,976	1,146
			Aspen Technology Inc (a)	6,148	594
			athenahealth Inc (a)	3,566	480
			Atlassian Corp PLC (a)	8,828	869

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES (continued)	Shares Held Value (000’s)
Software (continued)			Principal Exchange-Traded Funds - 0.02%
Autodesk Inc (a)	709,746	$104,475	Principal Millennials Index ETF (e)	12,150	$421
Black Knight Inc (a)	12,409	610	Principal Price Setters Index ETF (e)	4,100	137
Broadridge Financial Solutions Inc	9,755	984	Principal Sustainable Momentum Index ETF (e)	1,900	51
Cadence Design Systems Inc (a)	24,151	1,160	Principal U.S. Mega-Cap Multi-Factor Index	13,396	356
Ceridian HCM Holding Inc (a)	4,205	173	ETF (e)
Cerner Corp (a)	12,126	666			$965
Citrix Systems Inc	11,630	1,193	TOTAL INVESTMENT COMPANIES		$148,993
Dun & Bradstreet Corp/The	1,718	249	CONVERTIBLE PREFERRED STOCKS
Electronic Arts Inc (a)	1,229,165	113,379	- 0.38%	Shares Held Value (000's)
Fair Isaac Corp (a)	2,661	599	Internet - 0.38%
Fidelity National Information Services Inc	108,846	11,378	Airbnb Inc - Series D 0.00% (a),(b),(c),(d)	121,527	$12,898
First Data Corp (a)	47,800	1,178	Airbnb Inc - Series E 0.00% (a),(b),(c),(d)	29,361	3,116
Fiserv Inc (a)	22,917	1,901	Uber Technologies Inc - Series A 0.00% (a),(b),(c),(d)	560	27
Intuit Inc	977,201	210,900	Uber Technologies Inc - Series B 0.00% (a),(b),(c),(d)	1,502	73
Jack Henry & Associates Inc	6,551	875	Uber Technologies Inc - Series C-1 0.00%	397	19
Manhattan Associates Inc (a)	7,318	357	(a),(b),(c),(d)
Microsoft Corp	3,768,299	393,523	Uber Technologies Inc - Series C-2 0.00%	322	16
Oracle Corp	72,150	3,624	(a),(b),(c),(d)
Paychex Inc	26,495	1,876	Uber Technologies Inc - Series C-3 0.00%	4	—
Paycom Software Inc (a)	4,543	673	(a),(b),(c),(d)
PTC Inc (a)	10,073	854	Uber Technologies Inc - Series D 0.00% (a),(b),(c),(d)	357	18
Red Hat Inc (a)	418,831	74,485	Uber Technologies Inc - Series E 0.00% (a),(b),(c),(d)	209,464	10,216
salesforce.com Inc (a)	1,269,566	192,935	Uber Technologies Inc - Series G 0.00% (a),(b),(c),(d)	98,844	4,821
ServiceNow Inc (a)	154,784	34,056	Uber Technologies Inc - Series G-1 0.00%	862	42
Splunk Inc (a)	314,675	39,284	(a),(b),(c),(d)
SS&C Technologies Holdings Inc	17,011	876	Uber Technologies Inc - Series Seed 0.00%	1,434	70
Synopsys Inc (a)	2,185	204	(a),(b),(c),(d)
Tableau Software Inc (a)	6,411	820			$31,316
Take-Two Interactive Software Inc (a)	5,516	582	TOTAL CONVERTIBLE PREFERRED STOCKS		$31,316
Teradata Corp (a)	8,053	357	PREFERRED STOCKS - 0.07%	Shares Held Value (000's)
Ultimate Software Group Inc/The (a)	2,542	694	Software - 0.07%
Veeva Systems Inc (a)	9,980	1,088	Magic Leap Inc - Series C 0.00% (a),(b),(c),(d)	168,788	4,557
VMware Inc	416,970	62,991	Magic Leap Inc - Series D 0.00% (a),(c),(d)	48,744	1,316
Workday Inc (a)	193,526	35,131			$5,873
		$1,428,248	TOTAL PREFERRED STOCKS		$5,873
Telecommunications - 0.03%			Total Investments		$8,277,296
Arista Networks Inc (a)	4,606	989	Other Assets and Liabilities - (0.30)%		(24,748)
LogMeIn Inc	3,675	342	TOTAL NET ASSETS - 100.00%		$8,252,548
Motorola Solutions Inc	1,822	213
T-Mobile US Inc (a)	16,290	1,134
		$2,678	(a) Non-income producing security
Toys, Games & Hobbies - 0.01%			(b)	The value of these investments was determined using significant unobservable
Hasbro Inc	7,527	682	inputs.
			(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Transportation - 0.49%			information.
CH Robinson Worldwide Inc	11,601	1,007	(d)	Fair value of these investments is determined in good faith by the Manager
CSX Corp	44,318	2,912	under procedures established and periodically reviewed by the Board of
Expeditors International of Washington Inc	14,609	1,012	Directors. Certain inputs used in the valuation may be unobservable; however,
FedEx Corp	14,048	2,494	each security is evaluated individually for purposes of ASC 820 which results
Genesee & Wyoming Inc (a)	1,916	150	in not all securities being identified as Level 3 of the fair value hierarchy.
JB Hunt Transport Services Inc	21,979	2,353	At the end of the period, the fair value of these securities totaled $37,381 or
Kansas City Southern	142,786	15,100	0.45% of net assets.
Landstar System Inc	4,045	411	(e)	Affiliated Security. Security is either an affiliate (and registered under the
Old Dominion Freight Line Inc	5,776	785	Investment Company Act of 1940) or an affiliate as defined by the Investment
Schneider National Inc	4,670	99	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Union Pacific Corp	59,640	9,487	shares of the security). Please see affiliated sub-schedule for transactional
United Parcel Service Inc	39,686	4,183	information.
XPO Logistics Inc (a)	10,631	646	(f) Current yield shown is as of period end.
		$40,639
Water - 0.20%
American Water Works Co Inc	175,073	16,749
TOTAL COMMON STOCKS		$8,091,114
INVESTMENT COMPANIES - 1.81%	Shares Held Value (000's)
Money Market Funds - 1.79%
Principal Government Money Market Fund	148,027,926	148,028
2.32%(e),(f)

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2019 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27.74%
Technology		21.88%
Communications		21.05%
Industrial		10.41%
Financial		8.21%
Consumer, Cyclical		7.04%
Investment Companies		1.79%
Basic Materials		1.59%
Utilities		0.48%
Energy		0.09%
Domestic Equity Funds		0.02%
Other Assets and Liabilities		(0.30)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 2.32%		$154,115	$1,020,717		$1,026,804	$148,028
Principal Millennials Index ETF		—	498		79	421
Principal Price Setters Index ETF		—	165		27	137
Principal Sustainable Momentum Index ETF		—	60		9	51
Principal U.S. Mega-Cap Multi-Factor Index ETF		—	436		71	356
		$154,115	$1,021,876		$1,026,990	$148,993

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.32%	$816	$	— $		— $	—
Principal Millennials Index ETF	1		(6)		—	8
Principal Price Setters Index ETF	1		(1)		—	—
Principal Sustainable Momentum Index ETF	—		(1)		—	1
Principal U.S. Mega-Cap Multi-Factor Index ETF	2		(3)		—	(6)
	$820		$(11	) $	— $	3

Amounts in thousands

Restricted Securities

Security Name		Acquisition Date		Cost	Value	Percent of Net Assets
Airbnb Inc - Series D - 0.00%		04/16/2014		$4,948	$12,898	0.16%
Airbnb Inc - Series E - 0.00%		07/14/2015		2,733	3,116	0.04%
Magic Leap Inc - Series C - 0.00%		01/20/2016		3,888	4,557	0.06%
Magic Leap Inc - Series D - 0.00%		10/12/2017		1,316	1,316	0.02%
Uber Technologies Inc - Class A		01/16/2018		129	192	0.00%
Uber Technologies Inc - Series A - 0.00%		01/16/2018		18	27	0.00%
Uber Technologies Inc - Series B - 0.00%		01/16/2018		50	73	0.00%
Uber Technologies Inc - Series C-1 - 0.00%		01/16/2018		13	19	0.00%
Uber Technologies Inc - Series C-2 - 0.00%		01/16/2018		11	16	0.00%
Uber Technologies Inc - Series C-3 - 0.00%		01/16/2018		—	—	0.00%
Uber Technologies Inc - Series D - 0.00%		01/16/2018		12	18	0.00%
Uber Technologies Inc - Series E - 0.00%	12/05/2014-1/16/2018			6,979	10,216	0.12%
Uber Technologies Inc - Series G - 0.00%		12/03/2015		4,821	4,821	0.06%
Uber Technologies Inc - Series G-1 - 0.00%		01/16/2018		42	42	0.00%
Uber Technologies Inc - Series Seed - 0.00%		01/16/2018		47	70	0.00%
Total					$37,381	0.46%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2019	Long	199	$26,910	$		1,041
Total				$		1,041

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2019 (unaudited)

COMMON STOCKS - 97.77%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.11%			Banks (continued)
Interpublic Group of Cos Inc/The	91,086	$2,072	US Bancorp	360,016	$18,418
Omnicom Group Inc	53,109	4,136	Wells Fargo & Co	1,004,005	49,106
		$6,208	Zions Bancorp NA	45,547	2,168
Aerospace & Defense - 2.47%					$364,635
Arconic Inc	101,924	1,918	Beverages - 1.79%
Boeing Co/The	125,162	48,265	Brown-Forman Corp - B Shares	39,411	1,862
General Dynamics Corp	65,972	11,293	Coca-Cola Co/The	907,867	43,696
Harris Corp	27,883	4,271	Constellation Brands Inc	39,374	6,838
L3 Technologies Inc	18,649	3,672	Molson Coors Brewing Co	44,387	2,956
Lockheed Martin Corp	58,643	16,988	Monster Beverage Corp (a)	94,352	5,401
Northrop Grumman Corp	41,144	11,337	PepsiCo Inc	334,524	37,691
Raytheon Co	67,440	11,111			$98,444
TransDigm Group Inc (a)	11,500	4,497	Biotechnology - 2.17%
United Technologies Corp	192,334	22,709	Alexion Pharmaceuticals Inc (a)	52,870	6,501
		$136,061	Amgen Inc	151,015	28,257
Agriculture - 1.02%			Biogen Inc (a)	47,748	15,937
Altria Group Inc	445,310	21,976	Celgene Corp (a)	165,716	14,659
Archer-Daniels-Midland Co	132,865	5,966	Gilead Sciences Inc	306,572	21,463
Philip Morris International Inc	368,403	28,264	Illumina Inc (a)	34,837	9,747
		$56,206	Incyte Corp (a)	41,858	3,373
Airlines - 0.44%			Regeneron Pharmaceuticals Inc (a)	18,393	7,896
Alaska Air Group Inc	29,220	1,869	Vertex Pharmaceuticals Inc (a)	60,563	11,562
American Airlines Group Inc	97,144	3,475			$119,395
Delta Air Lines Inc	147,861	7,309	Building Materials - 0.31%
Southwest Airlines Co	119,935	6,807	Fortune Brands Home & Security Inc	33,512	1,518
United Continental Holdings Inc (a)	54,238	4,733	Johnson Controls International plc	218,990	7,395
		$24,193	Martin Marietta Materials Inc	14,862	2,626
Apparel - 0.71%			Masco Corp	72,400	2,347
Capri Holdings Ltd (a)	35,603	1,513	Vulcan Materials Co	31,293	3,181
Hanesbrands Inc	85,488	1,282			$17,067
NIKE Inc	301,702	24,703	Chemicals - 1.79%
PVH Corp	17,949	1,958	Air Products & Chemicals Inc	52,026	8,553
Ralph Lauren Corp	12,931	1,502	Albemarle Corp	25,171	2,032
Under Armour Inc - Class A (a)	44,462	922	Celanese Corp	31,698	3,035
Under Armour Inc - Class C (a)	45,585	863	CF Industries Holdings Inc	54,696	2,387
VF Corp	77,110	6,490	DowDuPont Inc	543,709	29,257
		$39,233	Eastman Chemical Co	33,190	2,676
Automobile Manufacturers - 0.47%			FMC Corp	31,911	2,547
Ford Motor Co	925,923	8,148	International Flavors & Fragrances Inc	24,004	3,403
General Motors Co	311,071	12,138	Linde PLC	130,593	21,288
PACCAR Inc	82,811	5,426	LyondellBasell Industries NV	74,557	6,484
		$25,712	Mosaic Co/The	84,043	2,713
Automobile Parts & Equipment - 0.15%			PPG Industries Inc	56,851	5,994
Aptiv PLC	62,440	4,941	Sherwin-Williams Co/The	19,524	8,230
BorgWarner Inc	49,357	2,019			$98,599
Goodyear Tire & Rubber Co/The	55,221	1,170	Commercial Services - 1.95%
		$8,130	Automatic Data Processing Inc	103,737	14,507
Banks - 6.63%			Cintas Corp	20,519	3,848
Bank of America Corp	2,163,039	61,582	Ecolab Inc	60,244	9,529
Bank of New York Mellon Corp/The	215,583	11,279	Equifax Inc	28,574	3,058
BB&T Corp	182,628	8,912	FleetCor Technologies Inc (a)	21,014	4,241
Citigroup Inc	578,758	37,307	Gartner Inc (a)	21,540	2,927
Citizens Financial Group Inc	110,890	3,761	Global Payments Inc	37,493	4,210
Comerica Inc	38,321	3,017	H&R Block Inc	48,707	1,149
Fifth Third Bancorp	155,374	4,167	IHS Markit Ltd (a)	85,004	4,413
First Republic Bank/CA	38,785	3,748	Moody's Corp	39,504	6,262
Goldman Sachs Group Inc/The	81,984	16,234	Nielsen Holdings PLC	84,126	2,160
Huntington Bancshares Inc/OH	251,571	3,331	PayPal Holdings Inc (a)	279,256	24,787
JPMorgan Chase & Co	788,083	81,567	Quanta Services Inc	34,609	1,223
KeyCorp	245,172	4,038	Robert Half International Inc	28,789	1,855
M&T Bank Corp	33,265	5,474	Rollins Inc	34,905	1,300
Morgan Stanley	309,820	13,105	S&P Global Inc	59,460	11,395
Northern Trust Corp	52,469	4,641	Total System Services Inc	39,776	3,564
PNC Financial Services Group Inc/The	109,353	13,414	United Rentals Inc (a)	19,222	2,408
Regions Financial Corp	245,016	3,717	Verisk Analytics Inc (a)	39,012	4,580
State Street Corp	89,944	6,377			$107,416
SunTrust Banks Inc	106,476	6,327
SVB Financial Group (a)	12,619	2,945

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers - 4.90%			Electric (continued)
Accenture PLC - Class A	151,067	$23,196	Exelon Corp	229,169	$10,945
Apple Inc	1,068,373	177,820	FirstEnergy Corp	115,145	4,514
Cognizant Technology Solutions Corp	137,221	9,562	NextEra Energy Inc	113,266	20,272
DXC Technology Co	66,383	4,256	NRG Energy Inc	68,711	2,811
Fortinet Inc (a)	34,318	2,628	Pinnacle West Capital Corp	26,560	2,340
Hewlett Packard Enterprise Co	337,235	5,258	PPL Corp	170,678	5,346
HP Inc	375,011	8,261	Public Service Enterprise Group Inc	119,785	6,534
International Business Machines Corp	215,372	28,950	Sempra Energy	64,853	7,586
NetApp Inc	59,695	3,807	Southern Co/The	243,834	11,850
Seagate Technology PLC	61,721	2,733	WEC Energy Group Inc	74,775	5,461
Western Digital Corp	68,591	3,086	Xcel Energy Inc	121,816	6,378
		$269,557			$164,695
Consumer Products - 0.36%			Electrical Components & Equipment - 0.25%
Avery Dennison Corp	20,550	2,146	AMETEK Inc	55,007	4,010
Church & Dwight Co Inc	58,353	3,770	Emerson Electric Co	148,391	9,715
Clorox Co/The	30,251	4,489			$13,725
Kimberly-Clark Corp	82,069	9,141	Electronics - 1.35%
		$19,546	Agilent Technologies Inc	75,544	5,745
Cosmetics & Personal Care - 1.42%			Allegion PLC	22,526	1,934
Colgate-Palmolive Co	205,543	13,295	Amphenol Corp	71,410	6,278
Coty Inc	106,797	829	Corning Inc	189,686	6,309
Estee Lauder Cos Inc/The	52,114	7,109	FLIR Systems Inc	32,786	1,603
Procter & Gamble Co/The	590,433	56,959	Fortive Corp	69,649	5,223
		$78,192	Garmin Ltd	28,637	1,981
Distribution & Wholesale - 0.21%			Honeywell International Inc	175,438	25,198
Copart Inc (a)	48,802	2,471	Keysight Technologies Inc (a)	44,417	3,288
Fastenal Co	68,028	4,113	Mettler-Toledo International Inc (a)	5,938	3,789
LKQ Corp (a)	75,409	1,977	PerkinElmer Inc	26,361	2,386
WW Grainger Inc	10,811	3,193	TE Connectivity Ltd	81,296	6,581
		$11,754	Waters Corp (a)	17,952	4,151
Diversified Financial Services - 3.98%					$74,466
Affiliated Managers Group Inc	12,483	1,310	Engineering & Construction - 0.06%
Alliance Data Systems Corp	11,103	1,972	Fluor Corp	33,335	1,219
American Express Co	166,010	17,049	Jacobs Engineering Group Inc	28,334	1,836
Ameriprise Financial Inc	33,027	4,181			$3,055
BlackRock Inc	28,780	11,946	Environmental Control - 0.26%
Capital One Financial Corp	112,252	9,046	Pentair PLC	37,851	1,559
Cboe Global Markets Inc	26,589	2,480	Republic Services Inc	51,535	3,953
Charles Schwab Corp/The	284,836	13,322	Waste Management Inc	92,955	8,893
CME Group Inc	84,787	15,455			$14,405
Discover Financial Services	79,621	5,374	Food - 1.25%
E*TRADE Financial Corp	60,253	2,811	Campbell Soup Co	45,657	1,618
Franklin Resources Inc	70,527	2,088	Conagra Brands Inc	115,083	2,490
Intercontinental Exchange Inc	134,985	10,362	General Mills Inc	141,298	6,279
Invesco Ltd	97,481	1,776	Hershey Co/The	33,234	3,526
Jefferies Financial Group Inc	66,613	1,386	Hormel Foods Corp	64,612	2,734
Mastercard Inc	215,334	45,464	JM Smucker Co/The	26,959	2,828
Nasdaq Inc	27,198	2,395	Kellogg Co	60,034	3,543
Raymond James Financial Inc	30,562	2,460	Kraft Heinz Co/The	147,384	7,083
Synchrony Financial	156,705	4,708	Kroger Co/The	189,115	5,358
T Rowe Price Group Inc	57,033	5,330	Lamb Weston Holdings Inc	34,707	2,509
Visa Inc	416,446	56,224	McCormick & Co Inc/MD	28,856	3,568
Western Union Co/The	104,941	1,915	Mondelez International Inc	344,543	15,939
		$219,054	Sysco Corp	113,328	7,236
Electric - 2.99%			Tyson Foods Inc	69,934	4,330
AES Corp/VA	156,956	2,572			$69,041
Alliant Energy Corp	55,913	2,486	Forest Products & Paper - 0.08%
Ameren Corp	57,894	4,014	International Paper Co	95,988	4,553
American Electric Power Co Inc	116,860	9,246	Gas - 0.04%
CenterPoint Energy Inc	118,775	3,673	NiSource Inc	86,094	2,349
CMS Energy Corp	67,145	3,501	Hand & Machine Tools - 0.12%
Consolidated Edison Inc	73,815	5,732	Snap-on Inc	13,197	2,191
Dominion Energy Inc	178,063	12,507	Stanley Black & Decker Inc	35,800	4,526
DTE Energy Co	43,113	5,077			$6,717
Duke Energy Corp	168,942	14,830
Edison International	77,212	4,399	Healthcare - Products - 3.79%
Entergy Corp	42,927	3,829	Abbott Laboratories	416,229	30,376
Evergy Inc	62,437	3,579	ABIOMED Inc (a)	10,673	3,747
Eversource Energy	75,098	5,213	Align Technology Inc (a)	17,248	4,294

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Internet - 9.20%
Baxter International Inc	117,282	$8,502	Alphabet Inc - A Shares (a)	70,853	$79,773
Becton Dickinson and Co	63,572	15,859	Alphabet Inc - C Shares (a)	72,912	81,397
Boston Scientific Corp (a)	327,943	12,511	Amazon.com Inc (a)	97,339	167,299
Cooper Cos Inc/The	11,644	3,246	Booking Holdings Inc (a)	10,981	20,126
Danaher Corp	146,172	16,213	eBay Inc	214,489	7,217
DENTSPLY SIRONA Inc	52,740	2,213	Expedia Group Inc	28,075	3,348
Edwards Lifesciences Corp (a)	49,542	8,443	F5 Networks Inc (a)	14,367	2,312
Henry Schein Inc (a)	36,125	2,807	Facebook Inc (a)	569,354	94,906
Hologic Inc (a)	63,846	2,835	Netflix Inc (a)	103,346	35,086
IDEXX Laboratories Inc (a)	20,435	4,348	Symantec Corp	151,408	3,183
Intuitive Surgical Inc (a)	27,063	14,171	TripAdvisor Inc (a)	24,264	1,392
Medtronic PLC	318,286	28,133	Twitter Inc (a)	171,386	5,752
ResMed Inc	33,770	3,214	VeriSign Inc (a)	25,212	4,268
Stryker Corp	73,601	13,069			$506,059
Teleflex Inc	10,893	2,979	Iron & Steel - 0.08%
Thermo Fisher Scientific Inc	95,404	23,438	Nucor Corp	74,399	4,556
Varian Medical Systems Inc (a)	21,594	2,851	Leisure Products & Services - 0.26%
Zimmer Biomet Holdings Inc	48,339	5,296	Carnival Corp	94,893	5,464
		$208,545	Harley-Davidson Inc	38,591	1,422
Healthcare - Services - 2.25%			Norwegian Cruise Line Holdings Ltd (a)	52,130	2,681
Anthem Inc	61,295	18,572	Royal Caribbean Cruises Ltd	40,613	4,876
Centene Corp (a)	48,666	6,354			$14,443
DaVita Inc (a)	29,896	1,678	Lodging - 0.35%
HCA Healthcare Inc	63,618	8,870	Hilton Worldwide Holdings Inc	70,284	5,235
Humana Inc	32,511	10,046	Marriott International Inc/MD	67,101	7,685
IQVIA Holdings Inc (a)	37,549	4,844	MGM Resorts International	118,693	3,494
Laboratory Corp of America Holdings (a)	23,913	3,332	Wynn Resorts Ltd	23,192	2,853
Quest Diagnostics Inc	32,247	2,817			$19,267
UnitedHealth Group Inc	227,989	61,603	Machinery - Construction & Mining - 0.34%
Universal Health Services Inc	20,205	2,678	Caterpillar Inc	139,849	18,622
WellCare Health Plans Inc (a)	11,846	3,275
		$124,069	Machinery - Diversified - 0.67%
			Cummins Inc	35,008	5,150
Home Builders - 0.15%			Deere & Co	76,232	12,502
DR Horton Inc	81,146	3,120	Dover Corp	34,680	3,046
Lennar Corp - A Shares	69,328	3,288	Flowserve Corp	31,010	1,366
PulteGroup Inc	61,236	1,703	Rockwell Automation Inc	28,602	4,848
		$8,111	Roper Technologies Inc	24,511	6,943
Home Furnishings - 0.06%			Xylem Inc/NY	42,590	3,035
Leggett & Platt Inc	30,907	1,266			$36,890
Whirlpool Corp	15,123	2,011	Media - 2.24%
		$3,277	CBS Corp	79,794	3,947
Housewares - 0.04%			Charter Communications Inc (a)	41,775	13,830
Newell Brands Inc	101,777	2,159	Comcast Corp - Class A	1,075,940	39,347
Insurance - 4.05%			Discovery Inc - A Shares (a)	37,146	1,054
Aflac Inc	180,415	8,606	Discovery Inc - C Shares (a)	85,372	2,275
Allstate Corp/The	81,628	7,173	DISH Network Corp (a)	54,326	1,666
American International Group Inc	209,650	9,063	News Corp - A Shares	91,291	1,171
Aon PLC	57,078	8,917	News Corp - B Shares	29,332	379
Arthur J Gallagher & Co	43,522	3,251	Twenty-First Century Fox Inc - A Shares	250,489	12,352
Assurant Inc	12,355	1,191	Twenty-First Century Fox Inc - B Shares	115,435	5,663
Berkshire Hathaway Inc - Class B (a)	461,033	94,761	Viacom Inc - B Shares	83,759	2,464
Brighthouse Financial Inc (a)	28,108	1,050	Walt Disney Co/The	352,796	39,344
Chubb Ltd	109,206	14,530			$123,492
Cincinnati Financial Corp	35,866	2,909	Mining - 0.15%
Everest Re Group Ltd	9,633	2,110	Freeport-McMoRan Inc	343,402	3,997
Hartford Financial Services Group Inc/The	85,015	3,989	Newmont Mining Corp	126,233	4,306
Lincoln National Corp	50,623	2,961			$8,303
Loews Corp	65,524	3,139	Miscellaneous Manufacturers - 1.49%
Marsh & McLennan Cos Inc	119,371	10,527	3M Co	137,996	27,641
MetLife Inc	233,870	10,681	AO Smith Corp	34,099	1,632
Principal Financial Group Inc	62,383	3,123	Eaton Corp PLC	102,710	7,832
Progressive Corp/The	138,187	9,299	General Electric Co	2,061,347	20,943
Prudential Financial Inc	97,877	9,018	Illinois Tool Works Inc	72,343	9,933
Torchmark Corp	24,320	2,037	Ingersoll-Rand PLC	58,216	5,824
Travelers Cos Inc/The	62,775	7,881	Parker-Hannifin Corp	31,364	5,169
Unum Group	51,840	1,802	Textron Inc	57,580	3,065
Willis Towers Watson PLC	30,795	5,013			$82,039
		$223,031

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Office & Business Equipment - 0.03%			REITs (continued)
Xerox Corp	49,130	$1,386	Boston Properties Inc	36,599	$4,826
Oil & Gas - 4.42%			Crown Castle International Corp	98,314	11,509
Anadarko Petroleum Corp	119,509	5,656	Digital Realty Trust Inc	48,885	5,296
Apache Corp	89,948	2,952	Duke Realty Corp	84,916	2,483
Cabot Oil & Gas Corp	102,186	2,550	Equinix Inc	19,051	7,506
Chevron Corp	452,830	51,917	Equity Residential	87,315	6,336
Cimarex Energy Co	22,659	1,707	Essex Property Trust Inc	15,655	4,246
Concho Resources Inc (a)	47,456	5,687	Extra Space Storage Inc	29,982	2,957
ConocoPhillips	272,831	18,468	Federal Realty Investment Trust	17,504	2,320
Devon Energy Corp	110,959	2,957	HCP Inc	113,157	3,569
Diamondback Energy Inc	36,552	3,769	Host Hotels & Resorts Inc	175,858	3,176
EOG Resources Inc	137,429	13,633	Iron Mountain Inc	67,830	2,523
Exxon Mobil Corp	1,003,360	73,526	Kimco Realty Corp	99,864	1,699
Helmerich & Payne Inc	25,840	1,447	Macerich Co/The	25,069	1,157
Hess Corp	58,976	3,185	Mid-America Apartment Communities Inc	26,978	2,732
HollyFrontier Corp	37,780	2,129	Prologis Inc	149,190	10,318
Marathon Oil Corp	197,003	3,111	Public Storage	35,536	7,552
Marathon Petroleum Corp	163,723	10,848	Realty Income Corp	69,938	4,804
Newfield Exploration Co (a)	47,481	868	Regency Centers Corp	40,155	2,610
Noble Energy Inc	113,708	2,540	SBA Communications Corp (a)	26,857	4,902
Occidental Petroleum Corp	178,934	11,949	Simon Property Group Inc	73,299	13,349
Phillips 66	100,540	9,593	SL Green Realty Corp	20,209	1,868
Pioneer Natural Resources Co	40,396	5,749	UDR Inc	65,299	2,857
Valero Energy Corp	100,557	8,831	Ventas Inc	84,477	5,448
		$243,072	Vornado Realty Trust	41,036	2,869
Oil & Gas Services - 0.52%			Welltower Inc	89,023	6,898
Baker Hughes a GE Co	121,666	2,868	Weyerhaeuser Co	177,552	4,659
Halliburton Co	207,611	6,511			$160,014
National Oilwell Varco Inc	90,852	2,678	Retail - 5.29%
Schlumberger Ltd	328,181	14,509	Advance Auto Parts Inc	17,276	2,750
TechnipFMC PLC	100,831	2,315	AutoZone Inc (a)	5,977	5,065
		$28,881	Best Buy Co Inc	55,484	3,287
Packaging & Containers - 0.19%			CarMax Inc (a)	41,384	2,433
Ball Corp	80,385	4,203	Chipotle Mexican Grill Inc (a)	5,794	3,069
Packaging Corp of America	22,394	2,112	Costco Wholesale Corp	103,849	22,289
Sealed Air Corp	37,190	1,469	Darden Restaurants Inc	29,412	3,086
Westrock Co	60,090	2,446	Dollar General Corp	62,301	7,191
		$10,230	Dollar Tree Inc (a)	56,395	5,461
Pharmaceuticals - 6.20%			Foot Locker Inc	27,230	1,522
AbbVie Inc	356,482	28,622	Gap Inc/The	50,622	1,288
Allergan PLC	75,138	10,818	Genuine Parts Co	34,780	3,472
AmerisourceBergen Corp	37,168	3,099	Home Depot Inc/The	267,686	49,128
Bristol-Myers Squibb Co	386,810	19,097	Kohl's Corp	39,135	2,688
Cardinal Health Inc	70,609	3,528	L Brands Inc	54,116	1,507
Cigna Corp	89,689	17,921	Lowe's Cos Inc	190,292	18,298
CVS Health Corp	306,472	20,089	Macy's Inc	72,865	1,916
Eli Lilly & Co	223,432	26,781	McDonald's Corp	182,698	32,663
Johnson & Johnson	635,596	84,585	Nordstrom Inc	26,966	1,252
McKesson Corp	46,303	5,938	O'Reilly Automotive Inc (a)	18,984	6,543
Merck & Co Inc	616,259	45,868	Ross Stores Inc	88,484	8,151
Mylan NV (a)	122,198	3,660	Starbucks Corp	294,006	20,034
Nektar Therapeutics (a)	41,019	1,737	Tapestry Inc	68,677	2,658
Perrigo Co PLC	29,621	1,376	Target Corp	123,670	9,028
Pfizer Inc	1,369,904	58,152	Tiffany & Co	25,709	2,281
Zoetis Inc	113,861	9,810	TJX Cos Inc/The	293,280	14,585
		$341,081	Tractor Supply Co	28,927	2,470
			Ulta Beauty Inc (a)	13,354	3,898
Pipelines - 0.40%			Walgreens Boots Alliance Inc	190,521	13,767
Kinder Morgan Inc/DE	449,811	8,141	Walmart Inc	337,372	32,330
ONEOK Inc	97,487	6,260	Yum! Brands Inc	74,013	6,956
Williams Cos Inc/The	286,883	7,726			$291,066
		$22,127	Savings & Loans - 0.03%
Real Estate - 0.06%			People's United Financial Inc	89,450	1,465
CBRE Group Inc (a)	75,129	3,437	Semiconductors - 3.62%
REITs - 2.91%			Advanced Micro Devices Inc (a)	208,424	5,087
Alexandria Real Estate Equities Inc	25,482	3,356	Analog Devices Inc	87,722	8,672
American Tower Corp	104,390	18,043	Applied Materials Inc	232,956	9,104
Apartment Investment & Management Co	36,887	1,827	Broadcom Inc	97,983	26,284
AvalonBay Communities Inc	32,756	6,319	Intel Corp	1,081,614	50,966

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES - 1.83%	Shares Held Value (000's)
Semiconductors (continued)			Exchange-Traded Funds - 0.41%
IPG Photonics Corp (a)	8,480	$1,128	iShares Core S&P 500 ETF	84,000	$22,810
KLA-Tencor Corp	36,278	3,866	Money Market Funds - 1.42%
Lam Research Corp	36,777	6,237	Principal Government Money Market Fund	77,928,655	77,929
Maxim Integrated Products Inc	65,660	3,563	2.32%(b),(c)
Microchip Technology Inc	56,049	4,505	TOTAL INVESTMENT COMPANIES		$100,739
Micron Technology Inc (a)	265,451	10,145	Total Investments		$5,481,525
NVIDIA Corp	144,562	20,781	Other Assets and Liabilities - 0.40%		22,163
Qorvo Inc (a)	29,602	1,935	TOTAL NET ASSETS - 100.00%		$5,503,688
QUALCOMM Inc	287,267	14,225
Skyworks Solutions Inc	42,074	3,073
Texas Instruments Inc	227,639	22,919	(a) Non-income producing security
Xilinx Inc	59,967	6,713	(b)	Affiliated Security. Security is either an affiliate (and registered under the
		$199,203	Investment Company Act of 1940) or an affiliate as defined by the Investment
Shipbuilding - 0.04%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Huntington Ingalls Industries Inc	10,180	2,102	shares of the security). Please see affiliated sub-schedule for transactional
			information.
Software - 6.80%			(c) Current yield shown is as of period end.
Activision Blizzard Inc	180,833	8,543
Adobe Inc (a)	115,681	28,668
Akamai Technologies Inc (a)	38,599	2,513	Portfolio Summary (unaudited)
ANSYS Inc (a)	19,804	3,255	Sector		Percent
Autodesk Inc (a)	51,901	7,640	Consumer, Non-cyclical		22.20%
Broadridge Financial Solutions Inc	27,668	2,790	Financial		17.66%
Cadence Design Systems Inc (a)	66,863	3,211	Technology		15.35%
Cerner Corp (a)	78,084	4,288	Communications		14.62%
Citrix Systems Inc	30,341	3,111	Industrial		9.17%
Electronic Arts Inc (a)	71,602	6,605	Consumer, Cyclical		8.23%
Fidelity National Information Services Inc	77,609	8,112	Energy		5.34%
Fiserv Inc (a)	94,434	7,831	Utilities		3.10%
Intuit Inc	61,506	13,274	Basic Materials		2.10%
Jack Henry & Associates Inc	18,318	2,446	Investment Companies		1.83%
Microsoft Corp	1,831,659	191,280	Other Assets and Liabilities		0.40%
MSCI Inc	20,864	3,553	TOTAL NET ASSETS		100.00%
Oracle Corp	604,049	30,341
Paychex Inc	75,737	5,362
Red Hat Inc (a)	41,889	7,450
salesforce.com Inc (a)	181,294	27,551
Synopsys Inc (a)	35,373	3,302
Take-Two Interactive Software Inc (a)	26,986	2,848
		$373,974
Telecommunications - 3.07%
Arista Networks Inc (a)	12,333	2,649
AT&T Inc	1,724,798	51,847
CenturyLink Inc	225,370	3,452
Cisco Systems Inc	1,065,490	50,387
Juniper Networks Inc	81,796	2,122
Motorola Solutions Inc	38,754	4,531
Verizon Communications Inc	979,237	53,917
		$168,905
Textiles - 0.04%
Mohawk Industries Inc (a)	14,946	1,925
Toys, Games & Hobbies - 0.06%
Hasbro Inc	27,581	2,498
Mattel Inc (a)	81,796	968
		$3,466
Transportation - 1.62%
CH Robinson Worldwide Inc	32,587	2,828
CSX Corp	190,112	12,490
Expeditors International of Washington Inc	40,903	2,835
FedEx Corp	57,453	10,202
JB Hunt Transport Services Inc	20,698	2,215
Kansas City Southern	24,101	2,549
Norfolk Southern Corp	64,544	10,827
Union Pacific Corp	174,609	27,775
United Parcel Service Inc	164,756	17,365
		$89,086
Water - 0.07%
American Water Works Co Inc	42,799	4,095
TOTAL COMMON STOCKS		$5,380,786

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$108,296 $			165,959	$196,326		$77,929
	$108,296 $			165,959	$196,326		$77,929

			Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$403	$	— $		— $	—
	$403	$	— $		— $	—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2019	Long		588	$79,512 $			5,295
Total			$				5,295

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments LargeCap Value Fund III

January 31, 2019 (unaudited)

COMMON STOCKS - 96.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.04%			Banks (continued)
Interpublic Group of Cos Inc/The	8,046	$183	First Republic Bank/CA	2,697	$261
Omnicom Group Inc	8,391	654	FNB Corp/PA	8,546	100
		$837	Goldman Sachs Group Inc/The	5,784	1,145
Aerospace & Defense - 4.40%			Huntington Bancshares Inc/OH	24,388	323
Boeing Co/The	46,775	18,037	JPMorgan Chase & Co	572,089	59,212
Curtiss-Wright Corp	1,023	116	KeyCorp	17,068	281
General Dynamics Corp	161,031	27,564	M&T Bank Corp	2,322	382
L3 Technologies Inc	1,299	256	Morgan Stanley	316,760	13,399
Lockheed Martin Corp	353	102	Northern Trust Corp	2,432	215
Northrop Grumman Corp	68,124	18,772	PacWest Bancorp	3,169	122
Teledyne Technologies Inc (a)	837	188	Pinnacle Financial Partners Inc	1,112	60
United Technologies Corp	193,644	22,863	PNC Financial Services Group Inc/The	12,446	1,527
		$87,898	Popular Inc	2,528	138
Agriculture - 1.54%			Regions Financial Corp	41,918	636
Altria Group Inc	185,915	9,175	State Street Corp	209,854	14,879
Archer-Daniels-Midland Co	9,260	416	SunTrust Banks Inc	14,976	890
Bunge Ltd	3,170	174	Synovus Financial Corp	2,916	103
Philip Morris International Inc	272,718	20,923	TCF Financial Corp	4,489	99
		$30,688	Texas Capital Bancshares Inc (a)	615	36
Airlines - 0.11%			Umpqua Holdings Corp	5,865	104
Alaska Air Group Inc	2,892	185	US Bancorp	723,893	37,034
American Airlines Group Inc	6,853	245	Wells Fargo & Co	940,034	45,977
Copa Holdings SA	832	79	Western Alliance Bancorp (a)	306,249	13,561
Delta Air Lines Inc	12,816	633	Wintrust Financial Corp	1,441	102
JetBlue Airways Corp (a)	7,376	133	Zions Bancorp NA	4,462	212
Southwest Airlines Co	5,395	306			$251,007
United Continental Holdings Inc (a)	6,747	589	Beverages - 0.97%
		$2,170	Coca-Cola Co/The	14,220	684
Apparel - 0.03%			Molson Coors Brewing Co	3,960	264
Capri Holdings Ltd (a)	1,760	75	PepsiCo Inc	163,777	18,453
Columbia Sportswear Co	734	65			$19,401
PVH Corp	1,783	195	Biotechnology - 0.06%
Ralph Lauren Corp	1,296	150	Alexion Pharmaceuticals Inc (a)	781	96
Skechers U.S.A. Inc (a)	2,026	55	Alnylam Pharmaceuticals Inc (a)	213	18
Under Armour Inc - Class C (a)	1,300	25	Amgen Inc	823	154
VF Corp	1,218	103	Biogen Inc (a)	229	76
		$668	Bio-Rad Laboratories Inc (a)	535	134
Automobile Manufacturers - 0.13%			Bluebird Bio Inc (a)	386	52
Ford Motor Co	101,574	894	Gilead Sciences Inc	7,206	504
General Motors Co	32,026	1,249	United Therapeutics Corp (a)	924	107
PACCAR Inc	5,691	373			$1,141
		$2,516	Building Materials - 1.17%
Automobile Parts & Equipment - 0.03%			Eagle Materials Inc	303	22
Adient PLC	2,779	55	Fortune Brands Home & Security Inc	1,957	89
Aptiv PLC	585	46	Johnson Controls International plc	677,759	22,888
BorgWarner Inc	4,916	201	Lennox International Inc	111	25
Garrett Motion Inc (a)	895	14	Martin Marietta Materials Inc	141	25
Goodyear Tire & Rubber Co/The	5,776	122	Masco Corp	2,550	83
Lear Corp	1,348	208	MDU Resources Group Inc	4,762	122
Visteon Corp (a)	359	28	Owens Corning	2,443	128
		$674			$23,382
Banks - 12.56%			Chemicals - 2.90%
Associated Banc-Corp	4,406	95	Air Products & Chemicals Inc	177,293	29,145
Bank of America Corp	1,295,600	36,885	Albemarle Corp	2,386	193
Bank of New York Mellon Corp/The	302,945	15,850	Axalta Coating Systems Ltd (a)	3,115	80
Bank OZK	3,227	98	Cabot Corp	1,527	72
BankUnited Inc	2,745	93	Celanese Corp	1,220	117
BB&T Corp	22,602	1,103	CF Industries Holdings Inc	5,251	229
CIT Group Inc	2,704	125	DowDuPont Inc	460,828	24,797
Citigroup Inc	58,266	3,756	Eastman Chemical Co	3,268	263
Citizens Financial Group Inc	19,519	662	Huntsman Corp	5,478	120
Comerica Inc	3,512	276	International Flavors & Fragrances Inc	1,200	170
Cullen/Frost Bankers Inc	1,356	132	Linde PLC	5,412	882
East West Bancorp Inc	3,180	160	LyondellBasell Industries NV	5,108	444
Fifth Third Bancorp	25,865	694	Mosaic Co/The	7,978	258
First Citizens BancShares Inc/NC	211	86	NewMarket Corp	42	17
First Hawaiian Inc	2,896	74	Olin Corp	4,082	96
First Horizon National Corp	8,148	120	PPG Industries Inc	6,015	634
			RPM International Inc	2,514	144

See accompanying notes.

Schedule of Investments LargeCap Value Fund III

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Chemicals (continued)			Diversified Financial Services (continued)
Univar Inc (a)	2,624	$55	Legg Mason Inc	2,413	$72
Valvoline Inc	4,819	107	Nasdaq Inc	2,659	234
Westlake Chemical Corp	259	19	Navient Corp	7,123	81
		$57,842	OneMain Holdings Inc	2,261	68
Commercial Services - 0.74%			Raymond James Financial Inc	2,225	179
AMERCO	170	62	Santander Consumer USA Holdings Inc	3,167	60
Aramark	77,802	2,564	SLM Corp	10,516	113
Booz Allen Hamilton Holding Corp	196,520	9,655	Synchrony Financial	21,408	643
Bright Horizons Family Solutions Inc (a)	246	28	T Rowe Price Group Inc	273	25
Ecolab Inc	3,594	568	Western Union Co/The	7,868	144
Equifax Inc	1,942	208			$45,821
Euronet Worldwide Inc (a)	654	75	Electric - 6.20%
Graham Holdings Co	116	77	AES Corp/VA	15,177	249
H&R Block Inc	4,303	102	Alliant Energy Corp	5,310	236
IHS Markit Ltd (a)	10,179	528	Ameren Corp	6,773	470
ManpowerGroup Inc	1,540	122	American Electric Power Co Inc	8,181	647
Nielsen Holdings PLC	8,198	211	Avangrid Inc	1,298	65
Quanta Services Inc	2,558	90	CenterPoint Energy Inc	14,552	450
Sabre Corp	1,829	42	CMS Energy Corp	342,454	17,855
Service Corp International/US	2,204	95	Consolidated Edison Inc	7,805	606
Worldpay Inc (a)	4,518	377	Dominion Energy Inc	324,109	22,765
		$14,804	DTE Energy Co	151,627	17,854
Computers - 1.08%			Duke Energy Corp	16,389	1,439
Amdocs Ltd	3,348	187	Edison International	8,699	496
Apple Inc	105,410	17,545	Entergy Corp	5,130	458
Cognizant Technology Solutions Corp	960	67	Evergy Inc	7,425	426
Dell Technologies Inc (a)	3,331	162	Eversource Energy	5,247	364
DXC Technology Co	7,474	479	Exelon Corp	369,640	17,654
Genpact Ltd	2,498	75	FirstEnergy Corp	13,407	526
Hewlett Packard Enterprise Co	53,183	829	Hawaiian Electric Industries Inc	2,597	97
HP Inc	50,129	1,104	NextEra Energy Inc	104,528	18,708
International Business Machines Corp	4,283	576	NRG Energy Inc	6,566	269
Leidos Holdings Inc	3,348	194	OGE Energy Corp	4,638	190
NCR Corp (a)	906	24	PG&E Corp (a)	11,837	154
Western Digital Corp	6,649	299	Pinnacle West Capital Corp	2,557	225
		$21,541	PPL Corp	18,286	573
Consumer Products - 0.02%			Public Service Enterprise Group Inc	8,365	456
Church & Dwight Co Inc	622	40	Sempra Energy	4,539	531
Clorox Co/The	277	41	Southern Co/The	24,599	1,195
Kimberly-Clark Corp	2,430	271	Vistra Energy Corp (a)	8,982	225
Spectrum Brands Holdings Inc	645	36	WEC Energy Group Inc	247,341	18,063
		$388	Xcel Energy Inc	12,831	672
Cosmetics & Personal Care - 1.27%					$123,918
Colgate-Palmolive Co	308,954	19,983	Electrical Components & Equipment - 0.04%
Procter & Gamble Co/The	56,051	5,407	Acuity Brands Inc	978	118
		$25,390	AMETEK Inc	5,684	414
Distribution & Wholesale - 0.02%			Emerson Electric Co	3,018	198
HD Supply Holdings Inc (a)	3,214	135	Energizer Holdings Inc	777	37
KAR Auction Services Inc	477	25	Hubbell Inc	495	54
LKQ Corp (a)	6,147	161	Littelfuse Inc	137	24
WESCO International Inc (a)	1,318	69			$845
		$390	Electronics - 1.53%
Diversified Financial Services - 2.29%			ADT Inc	3,950	29
Affiliated Managers Group Inc	1,259	132	Agilent Technologies Inc	5,304	403
Air Lease Corp	2,217	84	Allegion PLC	531	46
Ally Financial Inc	9,818	256	Arrow Electronics Inc (a)	2,093	159
American Express Co	198,868	20,424	Avnet Inc	2,718	112
Ameriprise Financial Inc	4,943	626	Coherent Inc (a)	239	28
BlackRock Inc	2,011	835	Corning Inc	13,068	435
Capital One Financial Corp	13,517	1,089	FLIR Systems Inc	2,866	140
Cboe Global Markets Inc	281	26	Fortive Corp	398	30
CME Group Inc	5,180	944	Garmin Ltd	2,672	185
Credit Acceptance Corp (a)	52	21	Gentex Corp	2,652	56
Discover Financial Services	8,560	578	Honeywell International Inc	194,919	27,996
E*TRADE Financial Corp	4,597	214	Jabil Inc	4,012	107
Intercontinental Exchange Inc	244,620	18,777	Keysight Technologies Inc (a)	4,161	308
Invesco Ltd	9,406	171	National Instruments Corp	654	29
Lazard Ltd	624	25	nVent Electric PLC	4,172	104
			Resideo Technologies Inc (a)	1,226	27

See accompanying notes.

Schedule of Investments LargeCap Value Fund III

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Electronics (continued)			Healthcare - Products (continued)
Sensata Technologies Holding PLC (a)	1,904	$90	Henry Schein Inc (a)	3,057	$238
Trimble Inc (a)	5,622	212	Hill-Rom Holdings Inc	663	66
Waters Corp (a)	90	21	Hologic Inc (a)	6,244	277
		$30,517	Integra LifeSciences Holdings Corp (a)	604	29
Engineering & Construction - 0.02%			Medtronic PLC	584,505	51,665
AECOM (a)	3,863	118	QIAGEN NV (a)	5,266	195
Arcosa Inc	1,472	43	STERIS PLC	1,993	227
Fluor Corp	3,161	116	Teleflex Inc	846	231
Jacobs Engineering Group Inc	2,985	194	Thermo Fisher Scientific Inc	6,262	1,538
		$471	West Pharmaceutical Services Inc	1,368	148
Entertainment - 0.01%			Zimmer Biomet Holdings Inc	3,375	370
Cinemark Holdings Inc	2,614	107			$104,873
International Game Technology PLC	2,687	44	Healthcare - Services - 2.28%
Lions Gate Entertainment Corp - A shares	1,453	27	Anthem Inc	76,176	23,082
Lions Gate Entertainment Corp - B shares	2,584	45	Centene Corp (a)	2,069	270
		$223	Charles River Laboratories International Inc (a)	402	50
Environmental Control - 0.05%			DaVita Inc (a)	1,556	87
Clean Harbors Inc (a)	1,226	73	HCA Healthcare Inc	3,205	447
Pentair PLC	3,793	156	Humana Inc	817	252
Republic Services Inc	5,688	436	IQVIA Holdings Inc (a)	2,701	349
Waste Management Inc	2,584	247	Laboratory Corp of America Holdings (a)	2,175	303
		$912	MEDNAX Inc (a)	2,393	86
Food - 2.08%			Molina Healthcare Inc (a)	337	45
Campbell Soup Co	1,439	51	Quest Diagnostics Inc	3,172	277
Conagra Brands Inc	10,900	236	UnitedHealth Group Inc	73,995	19,993
Flowers Foods Inc	4,562	90	Universal Health Services Inc	1,968	261
General Mills Inc	437,937	19,462	WellCare Health Plans Inc (a)	145	40
Hershey Co/The	210	22			$45,542
Hormel Foods Corp	416,855	17,641	Home Builders - 0.03%
Ingredion Inc	1,664	165	DR Horton Inc	3,427	132
JM Smucker Co/The	2,505	263	Lennar Corp - A Shares	3,188	151
Kellogg Co	2,913	172	Lennar Corp - B Shares	566	22
Kraft Heinz Co/The	9,997	480	PulteGroup Inc	4,353	121
Kroger Co/The	23,102	654	Thor Industries Inc	420	27
Lamb Weston Holdings Inc	3,286	238	Toll Brothers Inc	1,881	69
McCormick & Co Inc/MD	1,898	235			$522
Mondelez International Inc	23,686	1,096	Home Furnishings - 0.02%
Pilgrim's Pride Corp (a)	1,685	34	Dolby Laboratories Inc	1,574	102
Post Holdings Inc (a)	690	64	Leggett & Platt Inc	3,033	124
Seaboard Corp	8	31	Whirlpool Corp	1,451	193
Tyson Foods Inc	9,002	557			$419
US Foods Holding Corp (a)	4,727	159	Housewares - 0.01%
		$41,650	Newell Brands Inc	9,656	205
Forest Products & Paper - 0.03%			Scotts Miracle-Gro Co/The	573	42
Domtar Corp	1,638	77			$247
International Paper Co	10,466	496	Insurance - 4.11%
		$573	Aflac Inc	23,497	1,121
Gas - 0.05%			Alleghany Corp	297	188
Atmos Energy Corp	2,448	239	Allstate Corp/The	11,270	990
National Fuel Gas Co	1,933	111	American Financial Group Inc/OH	1,775	169
NiSource Inc	7,979	218	American International Group Inc	612,925	26,497
UGI Corp	4,008	228	American National Insurance Co	308	43
Vectren Corp	1,915	139	Arch Capital Group Ltd (a)	7,506	220
		$935	Arthur J Gallagher & Co	253,940	18,972
Hand & Machine Tools - 0.03%			Assurant Inc	1,313	127
Regal Beloit Corp	1,129	87	Assured Guaranty Ltd	2,711	110
Snap-on Inc	1,315	218	Athene Holding Ltd (a)	3,948	169
Stanley Black & Decker Inc	2,510	317	Axis Capital Holdings Ltd	1,855	99
		$622	Berkshire Hathaway Inc - Class B (a)	38,499	7,913
Healthcare - Products - 5.25%			Brighthouse Financial Inc (a)	2,860	107
Abbott Laboratories	293,295	21,405	Brown & Brown Inc	5,268	143
Baxter International Inc	12,430	901	Chubb Ltd	131,308	17,470
Becton Dickinson and Co	100,844	25,156	Cincinnati Financial Corp	3,513	285
Boston Scientific Corp (a)	5,278	201	CNA Financial Corp	969	45
Bruker Corp	1,738	61	Erie Indemnity Co	234	34
Cooper Cos Inc/The	926	258	Everest Re Group Ltd	611	134
Danaher Corp	15,306	1,698	Fidelity National Financial Inc	6,202	224
DENTSPLY SIRONA Inc	4,977	209	First American Financial Corp	2,706	136
			Hanover Insurance Group Inc/The	1,060	121

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Media (continued)
Hartford Financial Services Group Inc/The	14,346	$673	Liberty Broadband Corp - C Shares (a)	2,307	$196
Lincoln National Corp	4,974	291	Liberty Media Corp-Liberty Formula One - A	701	21
Loews Corp	6,401	307	Shares (a)
Markel Corp (a)	282	297	Liberty Media Corp-Liberty Formula One - C	4,363	137
Marsh & McLennan Cos Inc	4,483	395	Shares (a)
Mercury General Corp	933	48	Liberty Media Corp-Liberty SiriusXM - A Shares	2,071	82
MetLife Inc	25,753	1,176	(a)
Old Republic International Corp	7,100	143	Liberty Media Corp-Liberty SiriusXM - C Shares	3,810	152
Prudential Financial Inc	12,621	1,163	(a)
Reinsurance Group of America Inc	1,511	218	News Corp - A Shares	9,119	117
RenaissanceRe Holdings Ltd	895	124	News Corp - B Shares	3,496	45
Torchmark Corp	2,459	206	Tribune Media Co	2,118	97
Travelers Cos Inc/The	6,874	863	Twenty-First Century Fox Inc - A Shares	17,312	854
Unum Group	5,022	175	Twenty-First Century Fox Inc - B Shares	8,103	398
Voya Financial Inc	3,485	162	Viacom Inc - A Shares	582	20
Willis Towers Watson PLC	2,152	350	Viacom Inc - B Shares	8,176	241
WR Berkley Corp	2,227	171	Walt Disney Co/The	154,356	17,214
		$82,079			$53,967
Internet - 0.96%			Metal Fabrication & Hardware - 0.00%
Alphabet Inc - A Shares (a)	16,383	18,446	Timken Co/The	1,647	70
eBay Inc	11,766	396	Mining - 0.05%
Symantec Corp	14,529	305	Alcoa Corp (a)	4,379	130
		$19,147	Freeport-McMoRan Inc	41,239	480
Iron & Steel - 0.05%			Newmont Mining Corp	8,838	302
Nucor Corp	8,993	551	Royal Gold Inc	893	78
Reliance Steel & Aluminum Co	1,662	136			$990
Steel Dynamics Inc	4,512	165	Miscellaneous Manufacturers - 1.07%
United States Steel Corp	4,386	99	3M Co	1,559	312
		$951	AptarGroup Inc	1,464	145
Leisure Products & Services - 0.07%			Carlisle Cos Inc	1,352	146
Brunswick Corp/DE	1,959	99	Crane Co	1,266	105
Carnival Corp	11,016	634	Donaldson Co Inc	294	14
Harley-Davidson Inc	3,945	145	Eaton Corp PLC	7,249	553
Norwegian Cruise Line Holdings Ltd (a)	5,031	259	General Electric Co	1,856,373	18,860
Royal Caribbean Cruises Ltd	2,760	331	Hexcel Corp	1,663	112
		$1,468	Ingersoll-Rand PLC	3,539	354
Lodging - 0.01%			ITT Inc	2,143	113
Extended Stay America Inc	2,441	42	Parker-Hannifin Corp	2,935	484
Hyatt Hotels Corp	1,119	78	Textron Inc	4,738	252
Las Vegas Sands Corp	2,304	134			$21,450
		$254	Office & Business Equipment - 0.01%
Machinery - Construction & Mining - 0.02%			Xerox Corp	5,074	143
Caterpillar Inc	762	101	Oil & Gas - 9.50%
Oshkosh Corp	1,782	134	Anadarko Petroleum Corp	5,551	263
Terex Corp	1,746	54	Antero Resources Corp (a)	4,194	42
		$289	Apache Corp	8,212	269
Machinery - Diversified - 0.09%			BP PLC ADR	540,982	22,245
AGCO Corp	1,645	106	Cabot Oil & Gas Corp	3,089	77
Cummins Inc	2,755	405	Centennial Resource Development Inc/DE (a)	4,397	58
Dover Corp	3,290	289	Chesapeake Energy Corp (a)	24,763	71
Gardner Denver Holdings Inc (a)	2,401	59	Chevron Corp	355,081	40,710
Gates Industrial Corp PLC (a)	1,452	22	Cimarex Energy Co	1,966	148
GrafTech International Ltd	2,000	27	CNX Resources Corp (a)	5,707	69
IDEX Corp	198	27	Concho Resources Inc (a)	2,806	336
Middleby Corp/The (a)	605	71	ConocoPhillips	440,157	29,795
Nordson Corp	193	25	Continental Resources Inc/OK (a)	1,340	62
Roper Technologies Inc	2,213	627	Devon Energy Corp	10,696	285
Wabtec Corp	1,290	89	Diamondback Energy Inc	118,816	12,252
Xylem Inc/NY	1,801	128	EOG Resources Inc	177,581	17,616
		$1,875	EQT Corp	6,307	123
Media - 2.70%			Extraction Oil & Gas Inc (a)	6,401	25
Charter Communications Inc (a)	850	281	Exxon Mobil Corp	95,637	7,008
Comcast Corp - Class A	916,490	33,516	Helmerich & Payne Inc	2,623	147
Discovery Inc - A Shares (a)	3,762	107	Hess Corp	274,794	14,839
Discovery Inc - C Shares (a)	7,895	210	HollyFrontier Corp	3,850	217
DISH Network Corp (a)	5,267	162	Marathon Oil Corp	19,153	302
John Wiley & Sons Inc	1,225	63	Marathon Petroleum Corp	18,128	1,201
Liberty Broadband Corp - A Shares (a)	634	54	Murphy Oil Corp	4,138	113
			Nabors Industries Ltd	10,531	31

See accompanying notes.

Schedule of Investments LargeCap Value Fund III

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas (continued)			REITs - 2.84%
Newfield Exploration Co (a)	3,649	$67	AGNC Investment Corp	12,340	$221
Noble Energy Inc	11,125	249	Alexandria Real Estate Equities Inc	2,268	299
Occidental Petroleum Corp	12,534	837	American Campus Communities Inc	3,356	154
Parsley Energy Inc (a)	2,226	41	American Homes 4 Rent	6,187	137
Patterson-UTI Energy Inc	6,241	76	Annaly Capital Management Inc	61,968	647
PBF Energy Inc	3,115	114	Apartment Investment & Management Co	3,609	179
Phillips 66	307,840	29,371	Apple Hospitality REIT Inc	5,821	95
Pioneer Natural Resources Co	3,196	455	AvalonBay Communities Inc	3,511	677
QEP Resources Inc (a)	6,319	52	Boston Properties Inc	3,929	518
Range Resources Corp	5,894	65	Brandywine Realty Trust	4,377	66
SM Energy Co	2,926	57	Brixmor Property Group Inc	7,306	125
Transocean Ltd (a)	12,870	110	Brookfield Property REIT Inc	3,614	66
Valero Energy Corp	113,336	9,954	Camden Property Trust	2,136	207
Whiting Petroleum Corp (a)	2,434	70	Chimera Investment Corp	4,981	95
		$189,822	Corporate Office Properties Trust	2,794	69
Oil & Gas Services - 1.06%			Crown Castle International Corp	76,395	8,943
Apergy Corp (a)	2,212	74	CubeSmart	4,698	145
Baker Hughes a GE Co	11,724	276	Digital Realty Trust Inc	3,408	369
Halliburton Co	227,845	7,145	Douglas Emmett Inc	4,017	152
National Oilwell Varco Inc	8,703	257	Duke Realty Corp	8,388	245
RPC Inc	1,979	21	Empire State Realty Trust Inc	4,011	62
Schlumberger Ltd	305,102	13,489	EPR Properties	1,918	140
		$21,262	Equity Commonwealth	3,113	101
Packaging & Containers - 0.05%			Equity Residential	8,989	652
Ardagh Group SA	1,459	18	Essex Property Trust Inc	1,758	477
Ball Corp	5,565	291	Extra Space Storage Inc	578	57
Bemis Co Inc	2,199	107	Federal Realty Investment Trust	1,718	228
Berry Global Group Inc (a)	1,701	84	Gaming and Leisure Properties Inc	3,376	127
Graphic Packaging Holding Co	6,368	77	HCP Inc	7,797	246
Owens-Illinois Inc	3,767	76	Healthcare Trust of America Inc	5,101	145
Silgan Holdings Inc	1,639	45	Highwoods Properties Inc	2,677	119
Sonoco Products Co	2,401	138	Hospitality Properties Trust	4,191	112
Westrock Co	5,882	239	Host Hotels & Resorts Inc	16,552	299
		$1,075	Hudson Pacific Properties Inc	3,351	109
Pharmaceuticals - 8.63%			Invitation Homes Inc	7,130	160
Agios Pharmaceuticals Inc (a)	95	5	JBG SMITH Properties	2,519	97
Allergan PLC	5,623	810	Kilroy Realty Corp	2,256	159
Bristol-Myers Squibb Co	12,702	627	Kimco Realty Corp	9,702	165
Cardinal Health Inc	154,913	7,741	Lamar Advertising Co	310	23
Cigna Corp	48,589	9,708	Liberty Property Trust	3,640	172
CVS Health Corp	852,217	55,863	Life Storage Inc	1,135	111
Elanco Animal Health Inc (a)	1,114	33	Medical Properties Trust Inc	9,136	166
Eli Lilly & Co	9,567	1,147	MFA Financial Inc	12,366	91
Herbalife Nutrition Ltd (a)	2,077	124	Mid-America Apartment Communities Inc	2,619	265
Jazz Pharmaceuticals PLC (a)	220	28	National Retail Properties Inc	3,815	201
Johnson & Johnson	343,886	45,764	New Residential Investment Corp	8,910	151
McKesson Corp	2,834	363	Omega Healthcare Investors Inc	4,452	179
Merck & Co Inc	55,820	4,155	Outfront Media Inc	3,437	71
Mylan NV (a)	8,448	253	Paramount Group Inc	5,017	73
Perrigo Co PLC	2,908	135	Park Hotels & Resorts Inc	4,881	147
Pfizer Inc	631,565	26,810	Prologis Inc	10,382	718
Premier Inc (a)	1,237	49	Public Storage	72,279	15,361
Sanofi ADR	435,435	18,920	Rayonier Inc	3,271	100
		$172,535	Realty Income Corp	7,876	541
			Regency Centers Corp	3,586	233
Pipelines - 0.09%			Retail Properties of America Inc	5,566	70
Cheniere Energy Inc (a)	1,163	76	Senior Housing Properties Trust	6,239	86
Equitrans Midstream Corp	5,018	104	Simon Property Group Inc	96,374	17,551
Kinder Morgan Inc/DE	31,473	570	SL Green Realty Corp	1,882	174
ONEOK Inc	3,979	256	Spirit Realty Capital Inc	2,410	96
Targa Resources Corp	5,095	219	Starwood Property Trust Inc	6,659	147
Williams Cos Inc/The	20,160	543	STORE Capital Corp	4,782	155
		$1,768	Sun Communities Inc	2,030	223
Real Estate - 0.01%			Two Harbors Investment Corp	6,579	96
CBRE Group Inc (a)	2,734	125	UDR Inc	6,025	264
Jones Lang LaSalle Inc	1,078	155	Ventas Inc	9,222	595
		$280	VEREIT Inc	23,032	186
			VICI Properties Inc (b)	9,621	207
			Vornado Realty Trust	3,968	277

See accompanying notes.

Schedule of Investments LargeCap Value Fund III

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Software (continued)
Weingarten Realty Investors	3,240	$93	Take-Two Interactive Software Inc (a)	1,070	$113
Welltower Inc	6,170	478	Teradata Corp (a)	1,001	44
Weyerhaeuser Co	12,452	327	Zynga Inc (a)	18,889	85
WP Carey Inc	3,745	280			$91,907
		$56,772	Telecommunications - 3.09%
Retail - 5.26%			ARRIS International PLC (a)	3,936	124
Advance Auto Parts Inc	72,095	11,478	AT&T Inc	1,121,388	33,709
AutoNation Inc (a)	1,598	62	CenturyLink Inc	21,588	331
AutoZone Inc (a)	232	197	Cisco Systems Inc	75,267	3,559
Best Buy Co Inc	4,082	242	CommScope Holding Co Inc (a)	4,797	100
CarMax Inc (a)	1,637	96	EchoStar Corp (a)	1,405	58
Casey's General Stores Inc	864	111	Juniper Networks Inc	7,996	207
Darden Restaurants Inc	1,480	155	Motorola Solutions Inc	151,474	17,709
Dick's Sporting Goods Inc	2,160	76	Sprint Corp (a)	15,988	100
Dollar General Corp	280,776	32,410	Telephone & Data Systems Inc	2,525	91
Dollar Tree Inc (a)	5,484	531	T-Mobile US Inc (a)	1,749	122
Foot Locker Inc	2,753	154	United States Cellular Corp (a)	483	28
Gap Inc/The	5,014	128	Verizon Communications Inc	100,425	5,529
Genuine Parts Co	3,256	325			$61,667
Home Depot Inc/The	102,540	18,819	Textiles - 0.01%
Kohl's Corp	3,891	267	Mohawk Industries Inc (a)	1,411	182
L Brands Inc	4,512	126	Toys, Games & Hobbies - 0.00%
Lowe's Cos Inc	319,333	30,707	Hasbro Inc	608	55
Macy's Inc	7,344	193	Transportation - 1.63%
McDonald's Corp	10,389	1,857	CSX Corp	11,099	729
Michaels Cos Inc/The (a)	2,986	41	FedEx Corp	72,550	12,883
MSC Industrial Direct Co Inc	690	58	Genesee & Wyoming Inc (a)	1,189	93
Nu Skin Enterprises Inc	1,018	67	Kansas City Southern	2,351	249
Penske Automotive Group Inc	1,103	52	Kirby Corp (a)	1,340	100
Qurate Retail Inc (a)	9,732	212	Knight-Swift Transportation Holdings Inc	3,189	101
Tapestry Inc	5,378	208	Norfolk Southern Corp	6,664	1,118
Target Corp	13,484	984	Ryder System Inc	1,326	77
Walgreens Boots Alliance Inc	19,995	1,445	Schneider National Inc	1,543	33
Walmart Inc	32,854	3,148	Union Pacific Corp	108,464	17,253
Williams-Sonoma Inc	1,622	88			$32,636
Yum China Holdings Inc	7,565	276
Yum! Brands Inc	5,955	560	Water - 0.02%
		$105,073	American Water Works Co Inc	2,992	286
			TOTAL COMMON STOCKS		$1,936,154
Savings & Loans - 0.53%			INVESTMENT COMPANIES - 2.75%	Shares Held Value (000's)
New York Community Bancorp Inc	887,827	10,317
People's United Financial Inc	8,828	145	Money Market Funds - 2.72%
Sterling Bancorp/DE	5,535	106	Principal Government Money Market Fund	54,404,826	54,405
		$10,568	2.32%(c),(d)
Semiconductors - 3.44%			Principal Exchange-Traded Funds - 0.03%
Analog Devices Inc	5,156	510	Principal Shareholder Yield Index ETF (c)	4,298	131
Broadcom Inc	42,359	11,363	Principal Sustainable Momentum Index ETF (c)	5,382	143
Cypress Semiconductor Corp	3,180	44	Principal U.S. Mega-Cap Multi-Factor Index	15,323	407
Intel Corp	106,694	5,028	ETF (c)
Lam Research Corp	63,687	10,800			$681
Micron Technology Inc (a)	14,060	537	TOTAL INVESTMENT COMPANIES		$55,086
NXP Semiconductors NV	9,785	852	Total Investments		$1,991,240
Qorvo Inc (a)	2,849	186	Other Assets and Liabilities - 0.36%		7,115
QUALCOMM Inc	425,754	21,083	TOTAL NET ASSETS - 100.00%		$1,998,355
Skyworks Solutions Inc	1,292	94
Teradyne Inc	3,474	125	(a) Non-income producing security
Texas Instruments Inc	179,709	18,093	(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
		$68,715	information.
Shipbuilding - 0.00%			(c)	Affiliated Security. Security is either an affiliate (and registered under the
Huntington Ingalls Industries Inc	199	41	Investment Company Act of 1940) or an affiliate as defined by the Investment
Software - 4.60%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Akamai Technologies Inc (a)	442	29	shares of the security). Please see affiliated sub-schedule for transactional
Autodesk Inc (a)	583	86	information.
Cerner Corp (a)	2,878	158	(d) Current yield shown is as of period end.
Dun & Bradstreet Corp/The	554	80
Fidelity National Information Services Inc	7,333	767
Microsoft Corp	415,388	43,379
Nuance Communications Inc (a)	6,992	111
Oracle Corp	931,097	46,769
Synopsys Inc (a)	3,067	286

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
January 31, 2019 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	22.84%
Financial	22.34%
Energy	10.65%
Industrial	10.10%
Technology	9.13%
Communications	6.79%
Utilities	6.27%
Consumer, Cyclical	5.74%
Basic Materials	3.03%
Investment Companies	2.72%
Domestic Equity Funds	0.03%
Other Assets and Liabilities	0.36%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2018	Purchases				Sales	January 31, 2019
	Value			Cost		Proceeds	Value
Principal Government Money Market Fund 2.32%	$83,492 $			259,671		$288,758	$54,405
Principal Shareholder Yield Index ETF	—			135		—	131
Principal Sustainable Momentum Index ETF	—			142		—	143
Principal U.S. Mega-Cap Multi-Factor Index ETF	—			413		—	407
	$83,492 $			260,361		$288,758	$55,086

	Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.32%	$376 $		— $		— $		—
Principal Shareholder Yield Index ETF	1		—		—		(4)
Principal Sustainable Momentum Index ETF	—		—		—		1
Principal U.S. Mega-Cap Multi-Factor Index ETF	3		—		—		(6)
	$380 $		— $		— $		(9)
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost		Value	Percent of Net Assets
VICI Properties Inc	04/09/2018-01/14/2019			$193		$207	0.01%
Total						$207	0.01%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts				Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2019	Long	131		$17,714			$490
Total							$490

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
MidCap Fund
January 31, 2019 (unaudited)

COMMON STOCKS - 99.91%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 4.88%			Lodging - 2.90%
HEICO Corp - Class A	464,477	$32,528	Hilton Worldwide Holdings Inc	3,848,739	$286,654
TransDigm Group Inc (a)	1,673,410	654,303	Hyatt Hotels Corp	1,744,836	121,982
		$686,831			$408,636
Banks - 2.68%			Machinery - Diversified - 1.65%
First Republic Bank/CA	2,938,814	283,978	Cognex Corp	136,453	6,209
M&T Bank Corp	568,737	93,580	Roper Technologies Inc	799,037	226,335
		$377,558			$232,544
Beverages - 0.52%			Media - 4.84%
Brown-Forman Corp - B Shares	1,538,890	72,713	Liberty Broadband Corp - A Shares (a)	672,380	56,998
Building Materials - 3.60%			Liberty Broadband Corp - C Shares (a)	1,286,052	109,340
Martin Marietta Materials Inc	1,174,726	207,551	Liberty Global PLC - A Shares (a)	493,690	12,046
Summit Materials Inc (a)	3,265,427	49,830	Liberty Global PLC - C Shares (a)	5,993,341	141,203
Vulcan Materials Co	2,449,778	249,020	Liberty Media Corp-Liberty Braves - A Shares (a)	146,140	3,966
		$506,401	Liberty Media Corp-Liberty Braves - C Shares (a)	599,994	16,176
Chemicals - 1.12%			Liberty Media Corp-Liberty Formula One - A	543,909	16,643
Air Products & Chemicals Inc	955,211	157,027	Shares (a)
Commercial Services - 11.51%			Liberty Media Corp-Liberty Formula One - C	4,848,453	152,096
AMERCO	306,196	111,045	Shares (a)
Gartner Inc (a)	3,117,269	423,606	Liberty Media Corp-Liberty SiriusXM - A Shares	1,031,866	41,048
			(a)
IHS Markit Ltd (a)	5,186,548	269,285
Moody's Corp	884,443	140,193	Liberty Media Corp-Liberty SiriusXM - C Shares	3,302,203	131,956
			(a)
S&P Global Inc	697,881	133,749
TransUnion	4,233,043	257,454			$681,472
Verisk Analytics Inc (a)	2,421,954	284,361	Pharmaceuticals - 0.04%
		$1,619,693	Elanco Animal Health Inc (a)	175,497	5,121
Distribution & Wholesale - 3.51%			Private Equity - 7.59%
Copart Inc (a)	5,344,026	270,568	Brookfield Asset Management Inc	14,187,498	610,772
Fastenal Co	1,514,247	91,551	Kennedy-Wilson Holdings Inc	6,022,463	120,389
HD Supply Holdings Inc (a)	1,069,738	44,865	KKR & Co Inc	7,718,013	173,269
KAR Auction Services Inc	1,656,146	86,136	Onex Corp	2,892,329	163,706
		$493,120			$1,068,136
Electric - 2.05%			Real Estate - 3.65%
Brookfield Infrastructure Partners LP	5,799,148	227,095	Brookfield Business Partners LP	450,901	14,357
Brookfield Renewable Partners LP	2,128,835	61,395	Brookfield Property Partners LP	2,712,438	49,366
		$288,490	CBRE Group Inc (a)	6,386,557	292,185
Electronics - 1.47%			Howard Hughes Corp/The (a)	1,417,831	157,436
Mettler-Toledo International Inc (a)	324,040	206,789			$513,344
Entertainment - 2.57%			REITs - 5.37%
Live Nation Entertainment Inc (a)	3,081,862	164,911	Equinix Inc	374,342	147,491
Vail Resorts Inc	1,041,189	196,014	SBA Communications Corp (a)	3,326,790	607,239
		$360,925			$754,730
Hand & Machine Tools - 0.96%			Retail - 10.18%
Colfax Corp (a)	5,463,161	135,213	CarMax Inc (a)	6,033,235	354,634
			Dollar General Corp	1,365,864	157,662
Healthcare - Products - 0.78%			O'Reilly Automotive Inc (a)	1,359,256	468,481
IDEXX Laboratories Inc (a)	515,728	109,737	Restaurant Brands International Inc	6,951,515	435,512
Home Builders - 1.47%			Ross Stores Inc	176,731	16,280
Lennar Corp - A Shares	2,688,117	127,471			$1,432,569
Lennar Corp - B Shares	37,905	1,445	Semiconductors - 1.52%
NVR Inc (a)	29,123	77,467	Microchip Technology Inc	2,668,113	214,436
		$206,383	Software - 8.00%
Insurance - 10.58%			ANSYS Inc (a)	1,473,036	242,094
Aon PLC	884,590	138,199	Autodesk Inc (a)	1,431,884	210,773
Arch Capital Group Ltd (a)	7,535,664	221,172	Black Knight Inc (a)	6,078,031	298,979
Brown & Brown Inc	6,669,920	181,155	CDK Global Inc	664,247	32,488
Fidelity National Financial Inc	8,610,324	311,349	Guidewire Software Inc (a)	1,406,330	121,901
Markel Corp (a)	450,697	474,814	MSCI Inc	632,355	107,671
Progressive Corp/The	2,375,315	159,835	RealPage Inc (a)	1,990,718	111,022
Trisura Group Ltd (a)	102,584	2,108			$1,124,928
		$1,488,632	Telecommunications - 1.68%
Internet - 4.33%			EchoStar Corp (a)	585,850	24,008
Liberty Expedia Holdings Inc (a)	1,004,494	41,174	GCI Liberty Inc (a)	2,419,713	123,163
Shopify Inc (a)	240,945	40,592	Motorola Solutions Inc	761,676	89,048
VeriSign Inc (a)	2,042,613	345,753			$236,219
Wix.com Ltd (a)	1,662,742	181,821
		$609,340	Textiles - 0.46%
			Mohawk Industries Inc (a)	497,749	64,105
			TOTAL COMMON STOCKS	$14,055,092

See accompanying notes.

     Schedule of Investments MidCap Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 0.27%	Shares Held Value (000's)
Money Market Funds - 0.27%
Principal Government Money Market Fund	37,828,450	$37,828
2.32%(b),(c)
TOTAL INVESTMENT COMPANIES		$37,828
Total Investments	$14,092,920
Other Assets and Liabilities - (0.18)%		(25,791)
TOTAL NET ASSETS - 100.00%	$14,067,129

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	29.87%
Consumer, Cyclical	21.09%
Consumer, Non-cyclical	12.85%
Industrial	12.56%
Communications	10.85%
Technology	9.52%
Utilities	2.05%
Basic Materials	1.12%
Investment Companies	0.27%
Other Assets and Liabilities	(0.18)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$3			$210,246	$172,421	$37,828
	$3			$210,246	$172,421	$37,828

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$33	$	— $		— $	—
	$33	$	— $		— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments MidCap Growth Fund January 31, 2019 (unaudited)

COMMON STOCKS - 97.75%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.01%			Office & Business Equipment - 2.69%
TransDigm Group Inc (a)	4,450	$1,740	Zebra Technologies Corp (a)	26,686	$4,633
Airlines - 2.31%			Oil & Gas - 1.89%
Alaska Air Group Inc	23,050	1,474	Diamondback Energy Inc	31,548	3,253
Spirit Airlines Inc (a)	42,560	2,503	Pharmaceuticals - 5.04%
		$3,977	Aerie Pharmaceuticals Inc (a)	64,422	3,029
Apparel - 3.23%			DexCom Inc (a)	28,268	3,987
PVH Corp	26,788	2,923	Neurocrine Biosciences Inc (a)	19,114	1,686
VF Corp	31,489	2,650			$8,702
		$5,573	Retail - 8.49%
Automobile Parts & Equipment - 1.51%			Advance Auto Parts Inc	25,507	4,061
Aptiv PLC	33,023	2,613	Burlington Stores Inc (a)	21,360	3,668
Banks - 1.15%			Chipotle Mexican Grill Inc (a)	5,442	2,882
SVB Financial Group (a)	8,526	1,990	Ulta Beauty Inc (a)	13,811	4,031
Biotechnology - 3.53%					$14,642
Exact Sciences Corp (a)	35,456	3,194	Semiconductors - 2.68%
Illumina Inc (a)	7,270	2,034	Advanced Micro Devices Inc (a)	80,190	1,957
Incyte Corp (a)	10,600	854	Cree Inc (a)	52,845	2,665
		$6,082			$4,622
Commercial Services - 10.53%			Software - 7.00%
CoStar Group Inc (a)	9,312	3,639	Fiserv Inc (a)	14,100	1,169
Euronet Worldwide Inc (a)	19,750	2,271	New Relic Inc (a)	8,425	857
Green Dot Corp (a)	44,772	3,314	ServiceNow Inc (a)	35,260	7,758
Square Inc (a)	29,632	2,114	Workday Inc (a)	12,655	2,297
Strategic Education Inc	16,670	1,824			$12,081
TransUnion	34,920	2,124	Telecommunications - 3.22%
WEX Inc (a)	17,885	2,885	Ciena Corp (a)	43,800	1,668
		$18,171	Motorola Solutions Inc	33,277	3,891
Computers - 4.45%					$5,559
Logitech International SA	67,947	2,473	TOTAL COMMON STOCKS		$168,626
Pure Storage Inc (a)	118,258	2,118	INVESTMENT COMPANIES - 3.56%	Shares Held Value (000's)
Rapid7 Inc (a)	76,692	3,082	Money Market Funds - 3.56%
		$7,673	Principal Government Money Market Fund	6,138,997	6,139
Distribution & Wholesale - 2.03%			2.32%(b),(c)
G-III Apparel Group Ltd (a)	100,665	3,510	TOTAL INVESTMENT COMPANIES		$6,139
Electronics - 3.24%			Total Investments		$174,765
Keysight Technologies Inc (a)	75,482	5,587	Other Assets and Liabilities - (1.31)%		(2,253)
Healthcare - Products - 5.12%			TOTAL NET ASSETS - 100.00%		$172,512
ABIOMED Inc (a)	7,964	2,796
IDEXX Laboratories Inc (a)	7,865	1,674	(a) Non-income producing security
Insulet Corp (a)	21,645	1,757	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Tandem Diabetes Care Inc (a)	59,792	2,600	Investment Company Act of 1940) or an affiliate as defined by the Investment
		$8,827	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Healthcare - Services - 6.66%			shares of the security). Please see affiliated sub-schedule for transactional
Centene Corp (a)	41,365	5,401	information.
WellCare Health Plans Inc (a)	22,023	6,089	(c) Current yield shown is as of period end.
		$11,490
Home Furnishings - 2.75%			Portfolio Summary (unaudited)
Dolby Laboratories Inc	41,479	2,681	Sector		Percent
iRobot Corp (a)	22,955	2,061	Consumer, Non-cyclical		30.88%
		$4,742	Consumer, Cyclical		21.05%
Insurance - 2.01%			Communications		17.78%
Progressive Corp/The	51,573	3,470	Technology		16.82%
Internet - 14.56%			Industrial		6.17%
Etsy Inc (a)	94,543	5,167	Investment Companies		3.56%
GrubHub Inc (a)	16,703	1,343	Financial		3.16%
IAC/InterActiveCorp (a)	19,394	4,097	Energy		1.89%
MercadoLibre Inc (a)	5,190	1,889	Other Assets and Liabilities		(1.31)%
RingCentral Inc (a)	34,115	3,154	TOTAL NET ASSETS		100.00%
Twilio Inc (a)	18,692	2,081
Twitter Inc (a)	75,977	2,550
Zendesk Inc (a)	71,557	4,832
		$25,113
Leisure Products & Services - 0.73%
Royal Caribbean Cruises Ltd	10,500	1,261
Machinery - Diversified - 1.92%
Chart Industries Inc (a)	44,375	3,315

See accompanying notes.

Schedule of Investments
MidCap Growth Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$3,975			$23,153	$20,989	$6,139
	$3,975			$23,153	$20,989	$6,139

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$22	$	— $		— $	—
	$22	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments MidCap Growth Fund III

January 31, 2019 (unaudited)

COMMON STOCKS - 98.10%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.06%			Building Materials (continued)
Interpublic Group of Cos Inc/The	3,490	$80	Vulcan Materials Co	4,046	$411
Omnicom Group Inc	6,719	523			$12,305
		$603	Chemicals - 1.15%
Aerospace & Defense - 0.75%			Albemarle Corp	21,126	1,705
Curtiss-Wright Corp	333	38	Axalta Coating Systems Ltd (a)	3,910	100
Harris Corp	39,902	6,112	Celanese Corp	3,958	379
HEICO Corp	1,828	154	Chemours Co/The	7,792	279
HEICO Corp - Class A	3,351	235	FMC Corp	2,462	196
Spirit AeroSystems Holdings Inc	3,464	289	Huntsman Corp	140,000	3,076
TransDigm Group Inc (a)	1,584	619	International Flavors & Fragrances Inc	1,552	220
		$7,447	NewMarket Corp	334	134
Apparel - 0.43%			RPM International Inc	1,746	100
Canada Goose Holdings Inc (a)	48,429	2,492	Univar Inc (a)	233,660	4,867
Capri Holdings Ltd (a)	3,474	147	Versum Materials Inc	5,103	188
Carter's Inc	2,003	166	Westlake Chemical Corp	1,677	124
Columbia Sportswear Co	190	17	WR Grace & Co	2,124	151
Hanesbrands Inc	15,783	237			$11,519
Skechers U.S.A. Inc (a)	3,148	85	Commercial Services - 11.28%
Under Armour Inc - Class A (a)	6,018	125	Booz Allen Hamilton Holding Corp	8,233	404
Under Armour Inc - Class C (a)	6,316	120	Bright Horizons Family Solutions Inc (a)	36,084	4,178
VF Corp	11,263	948	Cintas Corp	48,951	9,178
		$4,337	CoreLogic Inc/United States (a)	2,496	91
Automobile Parts & Equipment - 1.28%			CoStar Group Inc (a)	1,699	664
Allison Transmission Holdings Inc	5,156	251	Equifax Inc	1,051	112
Aptiv PLC	58,618	4,638	Euronet Worldwide Inc (a)	97,756	11,243
Lear Corp	986	152	FleetCor Technologies Inc (a)	2,862	578
Visteon Corp (a)	34,641	2,664	Gartner Inc (a)	54,124	7,355
WABCO Holdings Inc (a)	44,564	5,090	Global Payments Inc	115,500	12,969
		$12,795	Grand Canyon Education Inc (a)	2,004	186
Banks - 0.78%			H&R Block Inc	2,143	51
BOK Financial Corp	322	27	IHS Markit Ltd (a)	116,917	6,070
Comerica Inc	1,005	79	MarketAxess Holdings Inc	55,394	11,897
East West Bancorp Inc	130,409	6,562	Moody's Corp	33,355	5,287
Northern Trust Corp	2,723	241	Morningstar Inc	18,975	2,356
Pinnacle Financial Partners Inc	1,539	83	Quanta Services Inc	2,126	75
Signature Bank/New York NY	1,444	184	Ritchie Bros Auctioneers Inc	102,686	3,693
SVB Financial Group (a)	1,326	309	Robert Half International Inc	6,283	405
Synovus Financial Corp	2,274	80	Rollins Inc	6,281	234
Texas Capital Bancshares Inc (a)	1,505	88	Sabre Corp	10,217	235
Western Alliance Bancorp (a)	2,708	120	Service Corp International/US	2,704	116
		$7,773	ServiceMaster Global Holdings Inc (a)	80,073	3,122
Beverages - 1.07%			Square Inc (a)	53,011	3,782
Brown-Forman Corp - A Shares	2,180	102	Total System Services Inc	8,725	782
Brown-Forman Corp - B Shares	9,253	437	TransUnion	116,111	7,062
Constellation Brands Inc	24,223	4,207	United Rentals Inc (a)	30,933	3,875
Keurig Dr Pepper Inc	7,518	205	Verisk Analytics Inc (a)	100,164	11,760
Monster Beverage Corp (a)	100,324	5,742	WEX Inc (a)	1,831	295
		$10,693	Worldpay Inc (a)	54,553	4,554
					$112,609
Biotechnology - 3.06%			Computers - 2.22%
Alexion Pharmaceuticals Inc (a)	50,865	6,254
Alnylam Pharmaceuticals Inc (a)	3,313	277	Dell Technologies Inc (a)	2,502	122
BioMarin Pharmaceutical Inc (a)	7,373	724	EPAM Systems Inc (a)	78,044	11,042
Bluebird Bio Inc (a)	20,395	2,721	Fortinet Inc (a)	7,623	584
Exact Sciences Corp (a)	53,700	4,837	Genpact Ltd	2,612	78
Exelixis Inc (a)	12,195	287	Mercury Systems Inc (a)	87,342	5,121
Illumina Inc (a)	17,261	4,830	NCR Corp (a)	4,693	125
Incyte Corp (a)	34,812	2,805	NetApp Inc	12,310	785
Ionis Pharmaceuticals Inc (a)	5,232	304	Nutanix Inc (a)	4,526	232
Sage Therapeutics Inc (a)	23,251	3,316	Perspecta Inc	198,881	3,987
Seattle Genetics Inc (a)	54,545	4,169	Pure Storage Inc (a)	6,950	124
		$30,524			$22,200
Building Materials - 1.23%			Consumer Products - 0.16%
Armstrong World Industries Inc	2,054	140	Avery Dennison Corp	4,002	418
Eagle Materials Inc	1,957	139	Church & Dwight Co Inc	9,595	620
Fortune Brands Home & Security Inc	109,536	4,962	Clorox Co/The	3,655	542
Lennox International Inc	1,716	394	Spectrum Brands Holdings Inc	764	43
Martin Marietta Materials Inc	34,171	6,037			$1,623
Masco Corp	6,854	222

See accompanying notes.

Schedule of Investments MidCap Growth Fund III

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Distribution & Wholesale - 3.09%			Food - 0.89%
Copart Inc (a)	6,628	$336	Campbell Soup Co	5,108	$181
Fastenal Co	97,470	5,893	Hershey Co/The	6,052	642
HD Supply Holdings Inc (a)	4,397	185	Kellogg Co	6,624	391
KAR Auction Services Inc	5,599	291	Lamb Weston Holdings Inc	100,423	7,260
LKQ Corp (a)	5,364	141	McCormick & Co Inc/MD	233	29
Pool Corp	104,452	15,658	Post Holdings Inc (a)	1,571	146
Watsco Inc	29,131	4,296	Sprouts Farmers Market Inc (a)	5,245	126
WW Grainger Inc	13,654	4,033	US Foods Holding Corp (a)	2,420	82
		$30,833			$8,857
Diversified Financial Services - 1.29%			Forest Products & Paper - 0.01%
Affiliated Managers Group Inc	34,072	3,576	International Paper Co	2,794	133
Air Lease Corp	428	16	Hand & Machine Tools - 0.02%
Alliance Data Systems Corp	1,547	275	Lincoln Electric Holdings Inc	2,721	235
Ameriprise Financial Inc	39,826	5,042	Healthcare - Products - 6.55%
Cboe Global Markets Inc	3,391	316	ABIOMED Inc (a)	26,448	9,285
Credit Acceptance Corp (a)	443	176	Align Technology Inc (a)	41,896	10,430
Discover Financial Services	7,138	482	Bio-Techne Corp	1,628	284
E*TRADE Financial Corp	3,241	151	Bruker Corp	2,122	74
Eaton Vance Corp	4,964	191	Cantel Medical Corp	1,661	135
Evercore Inc - Class A	1,843	165	Cooper Cos Inc/The	24,878	6,935
Lazard Ltd	4,724	188	Edwards Lifesciences Corp (a)	109,806	18,714
LPL Financial Holdings Inc	3,729	262	Henry Schein Inc (a)	2,145	167
OneMain Holdings Inc	475	14	Hill-Rom Holdings Inc	1,957	196
Raymond James Financial Inc	2,145	173	ICU Medical Inc (a)	706	176
Santander Consumer USA Holdings Inc	854	16	IDEXX Laboratories Inc (a)	59,931	12,752
SEI Investments Co	5,647	269	Integra LifeSciences Holdings Corp (a)	2,489	118
Synchrony Financial	12,544	377	Intuitive Surgical Inc (a)	8,107	4,245
T Rowe Price Group Inc	9,456	884	Masimo Corp (a)	2,061	256
Virtu Financial Inc	1,958	50	Penumbra Inc (a)	1,314	191
Western Union Co/The	11,083	202	ResMed Inc	6,655	633
		$12,825	Teleflex Inc	284	78
Electrical Components & Equipment - 0.59%			Varian Medical Systems Inc (a)	4,393	580
AMETEK Inc	2,968	216	West Pharmaceutical Services Inc	1,454	157
Energizer Holdings Inc	1,439	68			$65,406
Hubbell Inc	1,636	179	Healthcare - Services - 2.61%
Littelfuse Inc	31,035	5,454	Catalent Inc (a)	1,636	61
		$5,917	Centene Corp (a)	56,456	7,371
Electronics - 4.09%			Charles River Laboratories International Inc (a)	1,533	189
Allegion PLC	32,619	2,800	Chemed Corp	709	211
Amphenol Corp	68,399	6,014	DaVita Inc (a)	2,197	123
Coherent Inc (a)	32,329	3,821	Encompass Health Corp	4,340	290
FLIR Systems Inc	109,653	5,360	ICON PLC (a)	58,335	8,160
Fortive Corp	8,823	662	IQVIA Holdings Inc (a)	41,420	5,344
Gentex Corp	8,224	174	Laboratory Corp of America Holdings (a)	964	134
Keysight Technologies Inc (a)	175,518	12,992	Molina Healthcare Inc (a)	2,806	373
Mettler-Toledo International Inc (a)	1,158	739	WellCare Health Plans Inc (a)	13,565	3,751
National Instruments Corp	3,954	175			$26,007
Sensata Technologies Holding PLC (a)	5,319	253	Home Builders - 0.72%
Trimble Inc (a)	194,644	7,330	DR Horton Inc	152,355	5,858
Waters Corp (a)	2,275	526	Lennar Corp - A Shares	8,559	406
		$40,846	Lennar Corp - B Shares	742	28
Engineering & Construction - 0.30%			NVR Inc (a)	168	447
Fluor Corp	77,983	2,852	PulteGroup Inc	6,759	188
frontdoor Inc (a)	3,129	93	Thor Industries Inc	2,009	131
		$2,945	Toll Brothers Inc	3,276	121
Entertainment - 1.54%					$7,179
International Game Technology PLC	623	10	Home Furnishings - 0.01%
Lions Gate Entertainment Corp - A shares	198,372	3,644	Tempur Sealy International Inc (a)	2,031	108
Lions Gate Entertainment Corp - B shares	371	7	Housewares - 0.04%
Live Nation Entertainment Inc (a)	4,508	241	Scotts Miracle-Gro Co/The	1,021	76
Six Flags Entertainment Corp	3,059	188	Toro Co/The	4,518	269
Vail Resorts Inc	60,172	11,328			$345
		$15,418	Insurance - 1.51%
Environmental Control - 1.14%			Alleghany Corp	118	75
Republic Services Inc	1,528	117	Arch Capital Group Ltd (a)	4,002	117
Waste Connections Inc	134,138	11,209	Arthur J Gallagher & Co	130,805	9,772
		$11,326	Axis Capital Holdings Ltd	582	31
			Brown & Brown Inc	1,866	51

See accompanying notes.

Schedule of Investments MidCap Growth Fund III

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Media (continued)
Erie Indemnity Co	857	$125	Sirius XM Holdings Inc	1,072,150 $	6,250
Everest Re Group Ltd	866	190			$16,714
Markel Corp (a)	83	87	Miscellaneous Manufacturers - 1.71%
Progressive Corp/The	67,393	4,535	AO Smith Corp	227,605	10,893
RenaissanceRe Holdings Ltd	194	27	Donaldson Co Inc	5,134	243
Voya Financial Inc	1,346	63	Hexcel Corp	74,076	5,016
		$15,073	Ingersoll-Rand PLC	6,388	639
Internet - 4.97%			Parker-Hannifin Corp	1,473	243
CDW Corp/DE	113,819	9,478	Textron Inc	1,355	72
Etsy Inc (a)	128,905	7,045			$17,106
Expedia Group Inc	3,929	468	Office & Business Equipment - 0.05%
F5 Networks Inc (a)	3,065	493	Zebra Technologies Corp (a)	2,696	468
FireEye Inc (a)	6,342	112	Oil & Gas - 1.80%
GoDaddy Inc (a)	5,218	358	Antero Resources Corp (a)	5,699	57
GrubHub Inc (a)	91,667	7,370	Apache Corp	2,894	95
IAC/InterActiveCorp (a)	28,066	5,930	Cabot Oil & Gas Corp	15,175	379
Match Group Inc	2,258	121	Cimarex Energy Co	518	39
Okta Inc (a)	3,860	318	Concho Resources Inc (a)	826	99
Palo Alto Networks Inc (a)	2,964	637	Continental Resources Inc/OK (a)	1,797	83
Proofpoint Inc (a)	2,153	219	Diamondback Energy Inc	136,525	14,079
RingCentral Inc (a)	2,967	274	Newfield Exploration Co (a)	3,128	57
Shopify Inc (a)	21,701	3,656	Parsley Energy Inc (a)	162,988	3,028
TripAdvisor Inc (a)	4,385	252			$17,916
Twilio Inc (a)	4,080	454	Oil & Gas Services - 0.00%
Twitter Inc (a)	254,642	8,546	RPC Inc	724	8
VeriSign Inc (a)	5,150	872
Zendesk Inc (a)	3,428	231	Packaging & Containers - 0.11%
Zillow Group Inc - A Shares (a)	1,716	60	Berry Global Group Inc (a)	3,441	169
Zillow Group Inc - C Shares (a)	78,315	2,748	Crown Holdings Inc (a)	5,578	285
		$49,642	Graphic Packaging Holding Co	3,403	41
			Packaging Corp of America	4,327	408
Iron & Steel - 0.01%			Sealed Air Corp	3,790	150
Steel Dynamics Inc	2,625	96	Silgan Holdings Inc	1,899	52
Leisure Products & Services - 0.97%					$1,105
Brunswick Corp/DE	91,981	4,628	Pharmaceuticals - 2.44%
Polaris Industries Inc	2,539	213	Agios Pharmaceuticals Inc (a)	1,962	105
Royal Caribbean Cruises Ltd	40,131	4,818	Alkermes PLC (a)	6,393	210
		$9,659	AmerisourceBergen Corp	7,648	638
Lodging - 0.45%			DexCom Inc (a)	28,127	3,967
Caesars Entertainment Corp (a)	287,492	2,628	Elanco Animal Health Inc (a)	1,589	46
Choice Hotels International Inc	1,535	122	Herbalife Nutrition Ltd (a)	815	49
Extended Stay America Inc	5,507	94	Jazz Pharmaceuticals PLC (a)	47,805	6,018
Hilton Grand Vacations Inc (a)	4,169	126	Nektar Therapeutics (a)	5,090	215
Hilton Worldwide Holdings Inc	9,135	680	Neurocrine Biosciences Inc (a)	3,737	330
MGM Resorts International	1,428	42	PRA Health Sciences Inc (a)	26,371	2,794
Wyndham Destinations Inc	4,332	183	Premier Inc (a)	1,086	43
Wyndham Hotels & Resorts Inc	4,267	209	Sarepta Therapeutics Inc (a)	33,381	4,664
Wynn Resorts Ltd	3,366	414	Zoetis Inc	61,462	5,296
		$4,498			$24,375
Machinery - Construction & Mining - 0.58%			Pipelines - 0.09%
BWX Technologies Inc	124,790	5,793	Cheniere Energy Inc (a)	5,229	343
Machinery - Diversified - 3.72%			ONEOK Inc	7,918	509
Cognex Corp	139,130	6,330			$852
Cummins Inc	1,752	258	Real Estate - 0.04%
Gardner Denver Holdings Inc (a)	2,522	62	CBRE Group Inc (a)	7,107	325
Graco Inc	173,490	7,517	Howard Hughes Corp/The (a)	661	74
IDEX Corp	60,718	8,370			$399
Middleby Corp/The (a)	1,483	174	REITs - 1.27%
Nordson Corp	2,823	366	Alexandria Real Estate Equities Inc	299	39
Rockwell Automation Inc	47,023	7,972	CoreSite Realty Corp	1,532	151
Roper Technologies Inc	1,077	305	Equity LifeStyle Properties Inc	3,952	419
Xylem Inc/NY	80,806	5,759	Extra Space Storage Inc	4,852	479
		$37,113	Gaming and Leisure Properties Inc	4,242	159
Media - 1.67%			Hudson Pacific Properties Inc	832	27
AMC Networks Inc (a)	1,900	120	Lamar Advertising Co	3,193	238
Cable One Inc	10,474	9,262	Life Storage Inc	95	9
CBS Corp	14,419	713	Omega Healthcare Investors Inc	1,761	71
FactSet Research Systems Inc	1,685	369	SBA Communications Corp (a)	59,800	10,915

See accompanying notes.

Schedule of Investments MidCap Growth Fund III

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Software (continued)
Taubman Centers Inc	2,496	$124	Fair Isaac Corp (a)	1,278	$288
		$12,631	Fidelity National Information Services Inc	2,242	234
Retail - 9.23%			First Data Corp (a)	28,804	710
Advance Auto Parts Inc	1,405	224	Fiserv Inc (a)	132,369	10,977
AutoZone Inc (a)	7,685	6,512	Guidewire Software Inc (a)	2,614	227
Best Buy Co Inc	4,182	248	Jack Henry & Associates Inc	2,508	335
Burlington Stores Inc (a)	138,881	23,847	Manhattan Associates Inc (a)	3,138	153
CarMax Inc (a)	3,435	202	MSCI Inc	30,934	5,267
Chipotle Mexican Grill Inc (a)	10,274	5,442	Paychex Inc	15,021	1,063
Darden Restaurants Inc	3,355	352	Paycom Software Inc (a)	2,197	326
Dollar General Corp	127,221	14,685	PTC Inc (a)	61,626	5,225
Dollar Tree Inc (a)	70,860	6,861	RealPage Inc (a)	84,034	4,686
Domino's Pizza Inc	1,351	383	Red Hat Inc (a)	8,040	1,430
Dunkin' Brands Group Inc	3,533	242	ServiceNow Inc (a)	100,459	22,103
Gap Inc/The	1,039	26	SolarWinds Corp (a)	995	17
L Brands Inc	4,880	136	Splunk Inc (a)	68,068	8,498
Lululemon Athletica Inc (a)	44,085	6,516	SS&C Technologies Holdings Inc	10,278	529
Michaels Cos Inc/The (a)	1,499	21	Synopsys Inc (a)	143,378	13,384
MSC Industrial Direct Co Inc	1,066	89	Tableau Software Inc (a)	58,748	7,510
Nordstrom Inc	5,180	240	Take-Two Interactive Software Inc (a)	30,835	3,254
Nu Skin Enterprises Inc	707	46	Teradata Corp (a)	3,783	168
Ollie's Bargain Outlet Holdings Inc (a)	76,900	6,011	Tyler Technologies Inc (a)	66,735	12,626
O'Reilly Automotive Inc (a)	28,497	9,822	Ultimate Software Group Inc/The (a)	50,176	13,702
Qurate Retail Inc (a)	324,900	7,067	Veeva Systems Inc (a)	93,475	10,194
Ross Stores Inc	16,062	1,480	Workday Inc (a)	6,715	1,219
Tapestry Inc	4,654	180			$143,969
Tiffany & Co	706	63	Telecommunications - 0.86%
Tractor Supply Co	5,928	506	Arista Networks Inc (a)	20,959	4,502
Ulta Beauty Inc (a)	1,843	538	LogMeIn Inc	1,558	145
Urban Outfitters Inc (a)	3,540	114	Motorola Solutions Inc	599	70
Wendy's Co/The	8,434	146	Ubiquiti Networks Inc	667	72
Williams-Sonoma Inc	1,037	56	Zayo Group Holdings Inc (a)	136,981	3,760
Yum China Holdings Inc	3,205	117			$8,549
		$92,172	Toys, Games & Hobbies - 0.59%
Semiconductors - 4.25%			Hasbro Inc	65,426	5,925
Advanced Micro Devices Inc (a)	268,803	6,562	Transportation - 0.97%
Analog Devices Inc	3,205	317	CH Robinson Worldwide Inc	53,081	4,606
Cypress Semiconductor Corp	11,980	166	Expeditors International of Washington Inc	8,328	577
IPG Photonics Corp (a)	26,484	3,523	Genesee & Wyoming Inc (a)	694	54
KLA-Tencor Corp	7,237	771	JB Hunt Transport Services Inc	2,852	305
Lam Research Corp	7,177	1,217	Landstar System Inc	1,857	189
Marvell Technology Group Ltd	4,818	89	Old Dominion Freight Line Inc	27,422	3,727
Maxim Integrated Products Inc	97,151	5,272	Schneider National Inc	836	18
Microchip Technology Inc	177,569	14,271	XPO Logistics Inc (a)	4,090	249
MKS Instruments Inc	2,549	208			$9,725
Monolithic Power Systems Inc	64,181	8,123	TOTAL COMMON STOCKS		$979,287
ON Semiconductor Corp (a)	23,047	462	INVESTMENT COMPANIES - 1.90%	Shares Held Value (000's)
Skyworks Solutions Inc	6,534	477	Money Market Funds - 1.85%
Teradyne Inc	1,634	59	Principal Government Money Market Fund	18,427,068	18,427
Xilinx Inc	8,301	929	2.32%(b),(c)
		$42,446	Principal Exchange-Traded Funds - 0.05%
Shipbuilding - 0.03%			Principal Healthcare Innovators Index ETF (b)	5,288	173
Huntington Ingalls Industries Inc	1,188	245	Principal Shareholder Yield Index ETF (b)	10,800	329
Software - 14.42%			Principal Sustainable Momentum Index ETF (b)	2,017	54
Akamai Technologies Inc (a)	8,026	522			$556
ANSYS Inc (a)	2,717	447	TOTAL INVESTMENT COMPANIES		$18,983
Aspen Technology Inc (a)	2,987	289	Total Investments		$998,270
athenahealth Inc (a)	1,763	238	Other Assets and Liabilities - 0.00%		—
Atlassian Corp PLC (a)	5,342	526	TOTAL NET ASSETS - 100.00%		$998,270
Autodesk Inc (a)	41,908	6,169
Black Knight Inc (a)	4,627	228
Broadridge Financial Solutions Inc	90,063	9,081	(a) Non-income producing security
Cadence Design Systems Inc (a)	14,342	689	(b)	Affiliated Security. Security is either an affiliate (and registered under the
CDK Global Inc	4,220	206	Investment Company Act of 1940) or an affiliate as defined by the Investment
Ceridian HCM Holding Inc (a)	1,739	72	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Cerner Corp (a)	7,380	405	shares of the security). Please see affiliated sub-schedule for transactional
Citrix Systems Inc	6,828	700	information.
DocuSign Inc (a)	3,206	159	(c) Current yield shown is as of period end.
Dun & Bradstreet Corp/The	779	113

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
January 31, 2019 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		28.06%
Technology		20.94%
Consumer, Cyclical		18.35%
Industrial		15.24%
Communications		7.56%
Financial		4.89%
Energy		1.89%
Investment Companies		1.85%
Basic Materials		1.17%
Domestic Equity Funds		0.05%
Other Assets and Liabilities		0.00%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2018		Purchases	Sales	January 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%		$28,751	$139,689	$150,013	$18,427
Principal Healthcare Innovators Index ETF		—	181	17	173
Principal Shareholder Yield Index ETF		—	380	36	329
Principal Sustainable Momentum Index ETF		—	59	4	54
		$28,751	$140,309	$150,070	$18,983

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$136	$	— $	— $	—
Principal Healthcare Innovators Index ETF	—		(2)	—	11
Principal Shareholder Yield Index ETF	2		(5)	—	(10)
Principal Sustainable Momentum Index ETF	—		(1)	—	—
	$138		$(8) $	— $	1
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2019	Long	25	$4,590		$305
Total					$305

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund January 31, 2019 (unaudited)

COMMON STOCKS - 97.34%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.18%			Chemicals (continued)
Curtiss-Wright Corp	34,825	$3,953	Minerals Technologies Inc	28,042	$1,642
Esterline Technologies Corp (a)	21,126	2,571	NewMarket Corp	7,075	2,838
MSA Safety Inc	27,836	2,789	Olin Corp	132,677	3,132
Teledyne Technologies Inc (a)	28,691	6,433	PolyOne Corp	63,478	2,055
		$15,746	RPM International Inc	105,546	6,033
Airlines - 0.33%			Sensient Technologies Corp	33,619	2,111
JetBlue Airways Corp (a)	242,384	4,361	Valvoline Inc	149,639	3,309
Apparel - 0.67%			Versum Materials Inc	86,711	3,188
Carter's Inc	36,463	3,022			$35,182
Deckers Outdoor Corp (a)	23,160	2,975	Commercial Services - 4.60%
Skechers U.S.A. Inc (a)	106,470	2,893	Aaron's Inc	54,552	2,731
		$8,890	Adtalem Global Education Inc (a)	46,718	2,284
Automobile Parts & Equipment - 0.48%			ASGN Inc (a)	41,733	2,629
Adient PLC	69,075	1,364	Avis Budget Group Inc (a)	51,669	1,376
Dana Inc	115,044	2,027	Brink's Co/The	40,253	2,981
Delphi Technologies PLC	70,374	1,260	CoreLogic Inc/United States (a)	64,067	2,326
Visteon Corp (a)	22,992	1,768	Deluxe Corp	36,826	1,730
		$6,419	Graham Holdings Co	3,451	2,295
Banks - 7.15%			Green Dot Corp (a)	37,906	2,806
Associated Banc-Corp	131,841	2,854	Healthcare Services Group Inc	58,688	2,560
BancorpSouth Bank	72,133	2,105	HealthEquity Inc (a)	43,165	2,691
Bank of Hawaii Corp	33,205	2,568	Insperity Inc	30,258	3,228
Bank OZK	96,135	2,917	LiveRamp Holdings Inc (a)	54,105	2,350
Cathay General Bancorp	61,252	2,274	ManpowerGroup Inc	49,173	3,886
Chemical Financial Corp	56,816	2,526	MarketAxess Holdings Inc	29,896	6,421
Commerce Bancshares Inc/MO	78,945	4,721	Sabre Corp	218,945	5,031
Cullen/Frost Bankers Inc	50,853	4,947	Service Corp International/US	143,903	6,176
East West Bancorp Inc	115,280	5,801	Sotheby's (a)	27,677	1,118
First Horizon National Corp	257,620	3,782	Weight Watchers International Inc (a)	30,828	986
FNB Corp/PA	257,899	3,004	WEX Inc (a)	34,277	5,530
Fulton Financial Corp	140,042	2,248			$61,135
Hancock Whitney Corp	67,729	2,782	Computers - 1.92%
Home BancShares Inc/AR	126,524	2,317	CACI International Inc (a)	19,761	3,304
International Bancshares Corp	43,666	1,549	Leidos Holdings Inc	119,099	6,908
MB Financial Inc	66,989	2,973	Lumentum Holdings Inc (a)	58,567	2,864
PacWest Bancorp	96,840	3,737	MAXIMUS Inc	51,002	3,577
Pinnacle Financial Partners Inc	58,224	3,131	NCR Corp (a)	93,999	2,514
Prosperity Bancshares Inc	52,763	3,753	NetScout Systems Inc (a)	55,616	1,442
Signature Bank/New York NY	42,454	5,405	Perspecta Inc	112,484	2,255
Synovus Financial Corp	131,697	4,665	Science Applications International Corp	40,462	2,717
TCF Financial Corp	132,653	2,940			$25,581
Texas Capital Bancshares Inc (a)	39,907	2,325	Consumer Products - 0.18%
Trustmark Corp	53,354	1,682	Helen of Troy Ltd (a)	20,996	2,436
UMB Financial Corp	35,699	2,297	Cosmetics & Personal Care - 0.13%
Umpqua Holdings Corp	175,148	3,097	Edgewell Personal Care Co (a)	42,976	1,695
United Bankshares Inc/WV	82,059	2,902	Distribution & Wholesale - 0.64%
Valley National Bancorp	263,622	2,665	Pool Corp	32,020	4,800
Webster Financial Corp	73,352	3,952	Watsco Inc	25,542	3,767
Wintrust Financial Corp	44,845	3,190			$8,567
		$95,109	Diversified Financial Services - 2.38%
Beverages - 0.13%			Eaton Vance Corp	92,671	3,570
Boston Beer Co Inc/The (a)	6,842	1,705	Evercore Inc - Class A	32,186	2,879
Biotechnology - 1.17%			Federated Investors Inc	75,916	1,984
Bio-Rad Laboratories Inc (a)	16,013	4,001	Interactive Brokers Group Inc - A Shares	59,710	3,009
Exelixis Inc (a)	237,769	5,604	Janus Henderson Group PLC	132,691	2,897
Ligand Pharmaceuticals Inc (a)	16,903	1,996	Legg Mason Inc	68,017	2,027
United Therapeutics Corp (a)	34,662	3,998	LendingTree Inc (a)	5,916	1,753
		$15,599	Navient Corp	182,585	2,081
Building Materials - 1.20%			SEI Investments Co	103,904	4,940
Eagle Materials Inc	37,290	2,648	SLM Corp	346,464	3,711
Lennox International Inc	28,831	6,610	Stifel Financial Corp	57,268	2,741
Louisiana-Pacific Corp	112,273	2,737			$31,592
MDU Resources Group Inc	155,885	4,008	Electric - 1.88%
		$16,003	ALLETE Inc	40,896	3,147
Chemicals - 2.65%			Black Hills Corp	42,926	2,914
Ashland Global Holdings Inc	49,694	3,772	Hawaiian Electric Industries Inc	86,587	3,220
Cabot Corp	47,739	2,238	IDACORP Inc	40,076	3,907
Chemours Co/The	136,058	4,864	NorthWestern Corp	40,018	2,558

See accompanying notes.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Electric (continued)			Gas - 2.69%
OGE Energy Corp	158,838	$6,504	Atmos Energy Corp	92,933	$9,073
PNM Resources Inc	63,345	2,698	National Fuel Gas Co	68,364	3,917
		$24,948	New Jersey Resources Corp	70,384	3,414
Electrical Components & Equipment - 1.70%			ONE Gas Inc	41,772	3,432
Acuity Brands Inc	31,881	3,855	Southwest Gas Holdings Inc	42,147	3,301
Belden Inc	32,054	1,718	UGI Corp	138,253	7,884
Energizer Holdings Inc	50,661	2,401	Vectren Corp	66,071	4,782
EnerSys	33,518	2,858			$35,803
Hubbell Inc	43,506	4,757	Hand & Machine Tools - 0.72%
Littelfuse Inc	20,006	3,516	Kennametal Inc	65,293	2,454
Universal Display Corp	33,712	3,500	Lincoln Electric Holdings Inc	51,252	4,430
		$22,605	Regal Beloit Corp	34,310	2,634
Electronics - 3.58%					$9,518
Arrow Electronics Inc (a)	69,324	5,265	Healthcare - Products - 4.17%
Avnet Inc	88,454	3,644	Avanos Medical Inc (a)	37,717	1,718
Coherent Inc (a)	19,387	2,291	Bio-Techne Corp	30,033	5,240
Gentex Corp	208,451	4,415	Cantel Medical Corp	28,865	2,350
Jabil Inc	114,334	3,047	Globus Medical Inc (a)	60,455	2,724
National Instruments Corp	89,520	3,959	Haemonetics Corp (a)	41,102	4,065
nVent Electric PLC	129,848	3,249	Hill-Rom Holdings Inc	53,508	5,352
Resideo Technologies Inc (a)	97,791	2,145	ICU Medical Inc (a)	13,197	3,283
SYNNEX Corp	32,956	3,189	Inogen Inc (a)	14,034	2,122
Tech Data Corp (a)	29,679	2,838	Integra LifeSciences Holdings Corp (a)	56,224	2,663
Trimble Inc (a)	199,727	7,522	LivaNova PLC (a)	38,717	3,574
Vishay Intertechnology Inc	105,069	2,049	Masimo Corp (a)	38,773	4,823
Woodward Inc	44,219	4,017	NuVasive Inc (a)	40,893	2,050
		$47,630	Patterson Cos Inc	65,695	1,464
Energy - Alternate Sources - 0.23%			STERIS PLC	67,198	7,665
First Solar Inc (a)	60,016	3,036	West Pharmaceutical Services Inc	58,913	6,379
Engineering & Construction - 1.05%					$55,472
AECOM (a)	124,341	3,806	Healthcare - Services - 2.49%
Dycom Industries Inc (a)	24,889	1,445	Acadia Healthcare Co Inc (a)	70,185	1,920
EMCOR Group Inc	45,776	2,986	Catalent Inc (a)	115,608	4,269
Granite Construction Inc	37,295	1,612	Charles River Laboratories International Inc (a)	38,248	4,712
KBR Inc	112,034	1,927	Chemed Corp	12,735	3,794
MasTec Inc (a)	50,682	2,249	Encompass Health Corp	78,673	5,259
		$14,025	MEDNAX Inc (a)	71,113	2,568
Entertainment - 1.87%			Molina Healthcare Inc (a)	49,616	6,598
Churchill Downs Inc	28,851	2,654	Syneos Health Inc (a)	48,434	2,472
Cinemark Holdings Inc	84,542	3,459	Tenet Healthcare Corp (a)	66,025	1,452
Eldorado Resorts Inc (a)	51,698	2,410			$33,044
International Speedway Corp	19,438	845	Home Builders - 1.26%
Live Nation Entertainment Inc (a)	109,983	5,885	KB Home	68,547	1,467
Marriott Vacations Worldwide Corp	32,543	2,881	NVR Inc (a)	2,703	7,190
Penn National Gaming Inc (a)	86,015	2,085	Thor Industries Inc	39,895	2,598
Scientific Games Corp (a)	43,758	1,097	Toll Brothers Inc	107,817	3,983
Six Flags Entertainment Corp	57,064	3,515	TRI Pointe Group Inc (a)	113,088	1,521
		$24,831			$16,759
Environmental Control - 0.40%			Home Furnishings - 0.15%
Clean Harbors Inc (a)	40,529	2,400	Tempur Sealy International Inc (a)	36,406	1,930
Stericycle Inc (a)	67,724	2,985	Housewares - 0.63%
		$5,385	Scotts Miracle-Gro Co/The	31,238	2,323
Food - 1.85%			Toro Co/The	83,656	4,977
Flowers Foods Inc	145,913	2,869	Tupperware Brands Corp	38,635	1,054
Hain Celestial Group Inc/The (a)	71,170	1,304			$8,354
Ingredion Inc	56,229	5,567	Insurance - 4.75%
Lancaster Colony Corp	15,520	2,469	Alleghany Corp	11,801	7,453
Post Holdings Inc (a)	53,027	4,922	American Financial Group Inc/OH	56,074	5,349
Sanderson Farms Inc	15,983	1,967	Aspen Insurance Holdings Ltd	47,476	1,981
Sprouts Farmers Market Inc (a)	101,478	2,433	Brown & Brown Inc	186,525	5,066
Tootsie Roll Industries Inc	14,741	511	CNO Financial Group Inc	130,938	2,341
TreeHouse Foods Inc (a)	44,532	2,599	First American Financial Corp	88,900	4,452
		$24,641	Genworth Financial Inc (a)	398,232	1,927
Forest Products & Paper - 0.18%			Hanover Insurance Group Inc/The	33,666	3,839
Domtar Corp	50,023	2,346	Kemper Corp	48,401	3,639
			Mercury General Corp	21,564	1,115
			Old Republic International Corp	226,239	4,559
			Primerica Inc	34,147	3,837

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Office Furnishings - 0.22%
Reinsurance Group of America Inc	49,924	$7,212	Herman Miller Inc	47,186	$1,615
RenaissanceRe Holdings Ltd	32,021	4,420	HNI Corp	34,847	1,355
WR Berkley Corp	76,725	5,899			$2,970
		$63,089	Oil & Gas - 3.09%
Internet - 0.27%			Callon Petroleum Co (a)	180,986	1,473
Cars.com Inc (a)	50,168	1,370	Chesapeake Energy Corp (a)	829,962	2,365
Yelp Inc (a)	60,789	2,214	CNX Resources Corp (a)	161,915	1,966
		$3,584	Diamond Offshore Drilling Inc (a)	51,369	561
Iron & Steel - 1.55%			Ensco PLC	347,608	1,529
Allegheny Technologies Inc (a)	99,951	2,738	EQT Corp	202,335	3,939
Carpenter Technology Corp	37,670	1,780	Matador Resources Co (a)	82,338	1,606
Commercial Metals Co	93,547	1,632	Murphy Oil Corp	129,367	3,538
Reliance Steel & Aluminum Co	56,012	4,586	Murphy USA Inc (a)	23,845	1,754
Steel Dynamics Inc	182,554	6,680	Oasis Petroleum Inc (a)	212,719	1,281
United States Steel Corp	140,974	3,178	Patterson-UTI Energy Inc	172,901	2,097
		$20,594	PBF Energy Inc	95,344	3,492
Leisure Products & Services - 0.55%			QEP Resources Inc (a)	188,295	1,557
Brunswick Corp/DE	68,981	3,471	Range Resources Corp	164,689	1,817
Polaris Industries Inc	46,185	3,874	Rowan Cos PLC (a)	101,052	1,232
		$7,345	SM Energy Co	82,048	1,610
Lodging - 0.67%			Southwestern Energy Co (a)	462,268	2,020
Boyd Gaming Corp	64,247	1,755	Transocean Ltd (a)	402,357	3,448
Wyndham Destinations Inc	77,501	3,266	WPX Energy Inc (a)	314,187	3,852
Wyndham Hotels & Resorts Inc	78,878	3,872			$41,137
		$8,893	Oil & Gas Services - 0.69%
Machinery - Construction & Mining - 0.44%			Apergy Corp (a)	61,506	2,068
Oshkosh Corp	57,175	4,291	Core Laboratories NV	35,160	2,372
Terex Corp	51,577	1,584	Dril-Quip Inc (a)	28,452	1,065
		$5,875	McDermott International Inc (a)	143,610	1,267
			NOW Inc (a)	86,222	1,167
Machinery - Diversified - 2.55%			Oceaneering International Inc (a)	78,359	1,229
AGCO Corp	52,296	3,357			$9,168
Cognex Corp	136,937	6,231
Graco Inc	132,361	5,735	Packaging & Containers - 0.99%
IDEX Corp	61,003	8,410	Bemis Co Inc	72,382	3,535
Nordson Corp	41,619	5,396	Greif Inc - Class A	20,630	805
Wabtec Corp	68,381	4,729	Owens-Illinois Inc	126,207	2,533
		$33,858	Silgan Holdings Inc	61,579	1,701
			Sonoco Products Co	79,374	4,570
Media - 1.78%					$13,144
AMC Networks Inc (a)	35,823	2,255
Cable One Inc	3,945	3,489	Pharmaceuticals - 0.57%
FactSet Research Systems Inc	30,250	6,613	Mallinckrodt PLC (a)	66,255	1,448
John Wiley & Sons Inc	35,974	1,863	PRA Health Sciences Inc (a)	46,505	4,928
Meredith Corp	31,714	1,721	Prestige Consumer Healthcare Inc (a)	41,144	1,149
New York Times Co/The	112,263	2,886			$7,525
TEGNA Inc	171,221	2,010	Pipelines - 0.25%
World Wrestling Entertainment Inc	34,526	2,843	Equitrans Midstream Corp	161,768	3,368
		$23,680	Real Estate - 0.52%
Metal Fabrication & Hardware - 0.44%			Jones Lang LaSalle Inc	36,237	5,197
Timken Co/The	55,012	2,343	Realogy Holdings Corp	93,965	1,668
Valmont Industries Inc	17,566	2,266			$6,865
Worthington Industries Inc	31,995	1,207	REITs - 9.13%
		$5,816	Alexander & Baldwin Inc (a)	53,843	1,241
Mining - 0.45%			American Campus Communities Inc	108,974	5,015
Compass Minerals International Inc	26,921	1,406	Camden Property Trust	74,066	7,181
Royal Gold Inc	52,096	4,552	CoreCivic Inc	94,382	1,875
		$5,958	CoreSite Realty Corp	29,186	2,883
Miscellaneous Manufacturers - 1.85%			Corporate Office Properties Trust	86,568	2,137
AptarGroup Inc	49,953	4,951	Cousins Properties Inc	334,315	2,959
Carlisle Cos Inc	47,354	5,101	CyrusOne Inc	84,165	4,562
Crane Co	40,186	3,326	Douglas Emmett Inc	128,388	4,857
Donaldson Co Inc	101,707	4,809	EPR Properties	59,118	4,319
ITT Inc	69,664	3,662	First Industrial Realty Trust Inc	100,447	3,287
Trinity Industries Inc	116,346	2,720	GEO Group Inc/The	96,859	2,184
		$24,569	Healthcare Realty Trust Inc	99,595	3,216
			Highwoods Properties Inc	82,300	3,647
Office & Business Equipment - 0.64%			Hospitality Properties Trust	130,774	3,486
Pitney Bowes Inc	149,207	1,076	JBG SMITH Properties	86,544	3,345
Zebra Technologies Corp (a)	42,789	7,428	Kilroy Realty Corp	80,119	5,645
		$8,504

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Software (continued)
Lamar Advertising Co	67,664	$5,038	Fair Isaac Corp (a)	23,027	$5,186
Liberty Property Trust	117,555	5,541	j2 Global Inc	37,236	2,799
Life Storage Inc	37,059	3,642	Manhattan Associates Inc (a)	51,993	2,536
Mack-Cali Realty Corp	71,827	1,480	Medidata Solutions Inc (a)	48,662	3,453
Medical Properties Trust Inc	290,222	5,282	PTC Inc (a)	84,939	7,202
National Retail Properties Inc	126,558	6,671	Teradata Corp (a)	94,000	4,172
Omega Healthcare Investors Inc	159,606	6,415	Tyler Technologies Inc (a)	30,874	5,841
Pebblebrook Hotel Trust	101,807	3,263	Ultimate Software Group Inc/The (a)	24,866	6,790
PotlatchDeltic Corp	53,738	1,982			$56,434
Rayonier Inc	102,960	3,134	Telecommunications - 1.55%
Sabra Health Care REIT Inc	141,783	2,912	ARRIS International PLC (a)	129,967	4,080
Senior Housing Properties Trust	189,057	2,603	Ciena Corp (a)	113,405	4,320
Tanger Factory Outlet Centers Inc	74,679	1,699	InterDigital Inc	26,914	1,960
Taubman Centers Inc	48,562	2,418	LogMeIn Inc	40,688	3,785
Uniti Group Inc	142,336	2,834	Plantronics Inc	26,272	1,019
Urban Edge Properties	90,902	1,856	Telephone & Data Systems Inc	73,924	2,677
Weingarten Realty Investors	94,908	2,723	ViaSat Inc (a)	44,591	2,795
		$121,332			$20,636
Retail - 5.05%			Transportation - 1.81%
American Eagle Outfitters Inc	133,999	2,830	Genesee & Wyoming Inc (a)	46,437	3,646
AutoNation Inc (a)	45,768	1,773	Kirby Corp (a)	42,848	3,210
Bed Bath & Beyond Inc	109,788	1,657	Knight-Swift Transportation Holdings Inc	99,940	3,173
Big Lots Inc	32,081	1,012	Landstar System Inc	32,695	3,321
Brinker International Inc	30,697	1,244	Old Dominion Freight Line Inc	52,010	7,070
Casey's General Stores Inc	29,111	3,746	Ryder System Inc	42,219	2,445
Cheesecake Factory Inc/The	33,169	1,489	Werner Enterprises Inc	35,104	1,156
Cracker Barrel Old Country Store Inc	19,113	3,197			$24,021
Dick's Sporting Goods Inc	58,660	2,071	Trucking & Leasing - 0.17%
Dillard's Inc	14,695	981	GATX Corp	29,902	2,263
Domino's Pizza Inc	33,080	9,386	Water - 0.37%
Dunkin' Brands Group Inc	65,687	4,492	Aqua America Inc	141,509	4,960
Five Below Inc (a)	44,344	5,487	TOTAL COMMON STOCKS		$1,294,025
Jack in the Box Inc	20,474	1,657	INVESTMENT COMPANIES - 2.13%	Shares Held Value (000's)
Michaels Cos Inc/The (a)	71,484	991
MSC Industrial Direct Co Inc	36,110	3,015	Exchange-Traded Funds - 0.49%
Nu Skin Enterprises Inc	44,176	2,900	iShares Core S&P Mid-Cap ETF	35,500	6,501
Ollie's Bargain Outlet Holdings Inc (a)	41,005	3,205	Money Market Funds - 1.64%
Papa John's International Inc	17,809	753	Principal Government Money Market Fund	21,815,624	21,816
Sally Beauty Holdings Inc (a)	95,546	1,645	2.32%(b),(c)
Signet Jewelers Ltd	41,282	1,006	TOTAL INVESTMENT COMPANIES		$28,317
Texas Roadhouse Inc	52,918	3,220	Total Investments		$1,322,342
Urban Outfitters Inc (a)	59,923	1,936	Other Assets and Liabilities - 0.53%		7,036
Wendy's Co/The	148,750	2,576	TOTAL NET ASSETS - 100.00%		$1,329,378
Williams-Sonoma Inc	63,745	3,470
World Fuel Services Corp	53,467	1,331	(a) Non-income producing security
		$67,070	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Savings & Loans - 0.74%			Investment Company Act of 1940) or an affiliate as defined by the Investment
New York Community Bancorp Inc	389,948	4,531	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Sterling Bancorp/DE	178,479	3,434	shares of the security). Please see affiliated sub-schedule for transactional
Washington Federal Inc	64,811	1,886	information.
		$9,851	(c) Current yield shown is as of period end.
Semiconductors - 2.34%
Cirrus Logic Inc (a)	47,592	1,768
Cree Inc (a)	81,561	4,113	Portfolio Summary (unaudited)
Cypress Semiconductor Corp	287,844	3,992	Sector		Percent
Integrated Device Technology Inc (a)	102,616	5,013	Financial		24.67%
MKS Instruments Inc	42,933	3,505	Industrial		18.08%
Monolithic Power Systems Inc	31,030	3,927	Consumer, Non-cyclical		15.29%
Silicon Laboratories Inc (a)	34,314	2,625	Consumer, Cyclical		12.52%
Synaptics Inc (a)	27,532	1,096	Technology		9.15%
Teradyne Inc	142,551	5,130	Utilities		4.94%
		$31,169	Basic Materials		4.83%
			Energy		4.26%
Software - 4.25%			Communications		3.60%
ACI Worldwide Inc (a)	92,234	2,726	Investment Companies		2.13%
Allscripts Healthcare Solutions Inc (a)	138,943	1,638	Other Assets and Liabilities		0.53%
Blackbaud Inc	38,624	2,765	TOTAL NET ASSETS		100.00%
CDK Global Inc	102,408	5,009
CommVault Systems Inc (a)	30,921	2,043
Dun & Bradstreet Corp/The	29,528	4,274

See accompanying notes.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$25,458	$		109,631	$113,273	$21,816
	$25,458	$		109,631	$113,273	$21,816

			Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$155	$	— $		— $	—
	$155	$	— $		— $	—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2019	Long		120	$22,033 $		1,315
Total				$		1,315

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
January 31, 2019 (unaudited)

COMMON STOCKS - 98.43%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.73%			Banks (continued)
Interpublic Group of Cos Inc/The	283,895	$6,459	Regions Financial Corp	33,950	$515
Omnicom Group Inc	2,366	184	Signature Bank/New York NY	421	54
		$6,643	SunTrust Banks Inc	261,468	15,536
Aerospace & Defense - 0.49%			SVB Financial Group (a)	255	60
Arconic Inc	9,308	175	Synovus Financial Corp	68,657	2,432
Curtiss-Wright Corp	29,989	3,404	TCF Financial Corp	4,968	110
Harris Corp	100	15	Texas Capital Bancshares Inc (a)	680	40
L3 Technologies Inc	2,080	410	Umpqua Holdings Corp	86,858	1,536
Teledyne Technologies Inc (a)	1,943	436	Webster Financial Corp	16,144	870
		$4,440	Western Alliance Bancorp (a)	32,651	1,445
Agriculture - 1.46%			Wintrust Financial Corp	1,639	117
Archer-Daniels-Midland Co	291,427	13,085	Zions Bancorp NA	6,484	309
Bunge Ltd	2,929	161			$46,601
		$13,246	Beverages - 0.03%
Airlines - 0.21%			Molson Coors Brewing Co	3,610	240
Alaska Air Group Inc	2,500	160	Biotechnology - 0.19%
American Airlines Group Inc	21,351	764	Alnylam Pharmaceuticals Inc (a)	3,825	319
Copa Holdings SA	901	85	Bio-Rad Laboratories Inc (a)	2,325	581
JetBlue Airways Corp (a)	14,233	256	Bluebird Bio Inc (a)	1,640	219
United Continental Holdings Inc (a)	7,200	628	United Therapeutics Corp (a)	5,573	643
		$1,893			$1,762
Apparel - 1.48%			Building Materials - 0.98%
Capri Holdings Ltd (a)	1,836	78	Eagle Materials Inc	230	16
Carter's Inc	122,450	10,151	Fortune Brands Home & Security Inc	2,916	132
Columbia Sportswear Co	6,892	615	Lennox International Inc	495	113
PVH Corp	2,611	285	Martin Marietta Materials Inc	120	21
Ralph Lauren Corp	3,262	379	Masco Corp	2,036	66
Skechers U.S.A. Inc (a)	25,364	689	MDU Resources Group Inc	64,358	1,655
Under Armour Inc - Class A (a)	4,689	97	Owens Corning	129,200	6,769
Under Armour Inc - Class C (a)	1,441	27	USG Corp	2,242	97
VF Corp	13,689	1,152	Vulcan Materials Co	207	21
		$13,473			$8,890
Automobile Manufacturers - 0.05%			Chemicals - 1.93%
PACCAR Inc	7,144	468	Albemarle Corp	2,246	181
Automobile Parts & Equipment - 1.14%			Ashland Global Holdings Inc	1,704	129
Adient PLC	2,652	53	Axalta Coating Systems Ltd (a)	23,231	595
Aptiv PLC	720	57	Cabot Corp	25,018	1,173
BorgWarner Inc	238,821	9,767	Celanese Corp	1,985	190
Goodyear Tire & Rubber Co/The	6,508	138	CF Industries Holdings Inc	18,666	815
Lear Corp	1,961	302	Eastman Chemical Co	158,281	12,760
Visteon Corp (a)	376	29	FMC Corp	1,654	132
		$10,346	Huntsman Corp	6,324	139
Banks - 5.13%			Ingevity Corp (a)	2,305	217
Associated Banc-Corp	5,022	109	International Flavors & Fragrances Inc	1,085	154
Bank of Hawaii Corp	14,073	1,088	Mosaic Co/The	7,302	236
Bank OZK	3,785	115	NewMarket Corp	23	9
BankUnited Inc	28,654	969	Olin Corp	12,051	285
BOK Financial Corp	789	66	RPM International Inc	2,177	124
CIT Group Inc	3,292	152	Univar Inc (a)	2,759	58
Citizens Financial Group Inc	21,363	724	Valvoline Inc	5,413	120
Comerica Inc	5,226	411	Westlake Chemical Corp	292	21
Commerce Bancshares Inc/MO	26,586	1,590	WR Grace & Co	2,330	166
Cullen/Frost Bankers Inc	1,613	157			$17,504
East West Bancorp Inc	14,016	706	Coal - 0.02%
Fifth Third Bancorp	56,884	1,525	CONSOL Energy Inc (a)	5,073	180
First Citizens BancShares Inc/NC	241	98	Commercial Services - 1.88%
First Hawaiian Inc	27,914	718	AMERCO	223	81
First Horizon National Corp	32,069	471	Aramark	5,080	167
First Republic Bank/CA	3,340	323	Booz Allen Hamilton Holding Corp	8,171	401
FNB Corp/PA	65,725	766	Bright Horizons Family Solutions Inc (a)	203	24
Huntington Bancshares Inc/OH	37,548	497	CoreLogic Inc/United States (a)	927	34
KeyCorp	32,514	535	Equifax Inc	8,805	942
M&T Bank Corp	11,247	1,850	Euronet Worldwide Inc (a)	8,623	991
Northern Trust Corp	3,154	279	Graham Holdings Co	118	78
PacWest Bancorp	7,791	301	H&R Block Inc	30,418	718
Pinnacle Financial Partners Inc	1,254	67	IHS Markit Ltd (a)	11,400	592
Popular Inc	3,578	195	Macquarie Infrastructure Corp	2,242	97
Prosperity Bancshares Inc	138,675	9,865	ManpowerGroup Inc	7,387	584

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Electric (continued)
Nielsen Holdings PLC	7,416	$190	CMS Energy Corp	8,772	$457
Quanta Services Inc	308,924	10,918	Consolidated Edison Inc	19,931	1,547
Sabre Corp	3,382	78	Dominion Energy Inc	2,329	163
Service Corp International/US	1,917	82	DTE Energy Co	90,806	10,692
Worldpay Inc (a)	13,276	1,108	Edison International	32,791	1,868
		$17,085	Entergy Corp	9,686	864
Computers - 3.94%			Evergy Inc	8,585	492
Amdocs Ltd	3,703	207	Eversource Energy	8,411	584
Conduent Inc (a)	5,480	70	FirstEnergy Corp	21,811	856
Dell Technologies Inc (a)	10,513	511	Hawaiian Electric Industries Inc	2,885	107
DXC Technology Co	133,334	8,549	NRG Energy Inc	18,701	766
Genpact Ltd	2,701	81	OGE Energy Corp	7,504	307
Hewlett Packard Enterprise Co	448,290	6,989	PG&E Corp (a)	1,360	18
Leidos Holdings Inc	150,067	8,703	Pinnacle West Capital Corp	3,774	333
MAXIMUS Inc	136,075	9,543	PPL Corp	47,504	1,488
NCR Corp (a)	936	25	Public Service Enterprise Group Inc	35,002	1,909
NetApp Inc	1,970	126	Sempra Energy	7,286	852
Western Digital Corp	22,353	1,006	Vistra Energy Corp (a)	26,952	677
		$35,810	WEC Energy Group Inc	23,999	1,753
Consumer Products - 0.90%			Xcel Energy Inc	187,726	9,829
Avery Dennison Corp	2,670	279			$46,336
Church & Dwight Co Inc	772	50	Electrical Components & Equipment - 0.85%
Clorox Co/The	351	52	Acuity Brands Inc	1,967	238
Kimberly-Clark Corp	69,325	7,721	AMETEK Inc	20,313	1,480
Spectrum Brands Holdings Inc	591	33	Energizer Holdings Inc	1,137	54
		$8,135	Hubbell Inc	53,455	5,845
Cosmetics & Personal Care - 0.01%			Littelfuse Inc	341	60
Coty Inc	12,892	100			$7,677
Distribution & Wholesale - 0.18%			Electronics - 3.18%
HD Supply Holdings Inc (a)	13,226	555	ADT Inc	4,019	29
KAR Auction Services Inc	2,489	129	Agilent Technologies Inc	19,489	1,482
LKQ Corp (a)	8,152	214	Allegion PLC	1,132	97
Watsco Inc	307	45	Arrow Electronics Inc (a)	2,978	226
WESCO International Inc (a)	1,453	76	Avnet Inc	13,372	551
WW Grainger Inc	2,150	635	Coherent Inc (a)	47,991	5,673
		$1,654	Corning Inc	22,991	764
Diversified Financial Services - 2.09%			Flex Ltd (a)	794,975	7,648
Affiliated Managers Group Inc	6,680	701	FLIR Systems Inc	9,511	465
Air Lease Corp	2,598	99	Fortive Corp	14,980	1,124
Ally Financial Inc	71,948	1,875	Garmin Ltd	2,370	164
Ameriprise Financial Inc	5,913	748	Gentex Corp	2,502	53
BGC Partners Inc	30,459	188	Jabil Inc	43,736	1,165
Cboe Global Markets Inc	3,731	348	Keysight Technologies Inc (a)	107,706	7,972
Credit Acceptance Corp (a)	56	22	National Instruments Corp	8,033	355
Discover Financial Services	6,918	467	nVent Electric PLC	19,911	499
E*TRADE Financial Corp	201,638	9,408	PerkinElmer Inc	2,289	207
Franklin Resources Inc	11,745	348	Sensata Technologies Holding PLC (a)	1,585	75
Interactive Brokers Group Inc - A Shares	292	15	Trimble Inc (a)	7,935	299
Invesco Ltd	10,589	193	Waters Corp (a)	128	30
Jefferies Financial Group Inc	73,207	1,524			$28,878
Lazard Ltd	598	24	Engineering & Construction - 0.06%
Legg Mason Inc	10,175	304	AECOM (a)	7,904	242
Nasdaq Inc	2,404	212	Fluor Corp	3,781	138
Navient Corp	14,987	170	Jacobs Engineering Group Inc	2,651	172
OneMain Holdings Inc	2,769	83			$552
Raymond James Financial Inc	1,926	155	Entertainment - 1.17%
Santander Consumer USA Holdings Inc	3,326	63	Cinemark Holdings Inc	253,238	10,363
SLM Corp	12,745	137	International Game Technology PLC	2,637	43
Synchrony Financial	36,578	1,099	Lions Gate Entertainment Corp - A shares	1,344	25
T Rowe Price Group Inc	7,494	700	Lions Gate Entertainment Corp - B shares	2,618	46
Western Union Co/The	6,738	123	Madison Square Garden Co/The (a)	444	123
		$19,006			$10,600
Electric - 5.10%			Environmental Control - 1.08%
AES Corp/VA	23,317	382	Clean Harbors Inc (a)	1,572	93
Alliant Energy Corp	196,050	8,719	Pentair PLC	6,728	278
Ameren Corp	7,597	527	Republic Services Inc	121,853	9,347
Avangrid Inc	1,495	75	Stericycle Inc (a)	1,300	57
CenterPoint Energy Inc	34,661	1,071			$9,775

See accompanying notes.

Schedule of Investments MidCap Value Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food - 4.34%			Home Builders - 0.09%
Campbell Soup Co	1,129	$40	DR Horton Inc	2,960	$114
Conagra Brands Inc	36,125	782	Lennar Corp - A Shares	4,593	218
Flowers Foods Inc	4,780	94	Lennar Corp - B Shares	307	12
Hain Celestial Group Inc/The (a)	7,248	133	PulteGroup Inc	9,165	255
Hershey Co/The	265	28	Thor Industries Inc	2,318	150
Hormel Foods Corp	180,551	7,641	Toll Brothers Inc	2,091	77
Ingredion Inc	92,348	9,143			$826
JM Smucker Co/The	4,012	421	Home Furnishings - 0.05%
Kellogg Co	4,749	280	Dolby Laboratories Inc	1,784	116
Kroger Co/The	353,855	10,025	Leggett & Platt Inc	3,568	146
Lamb Weston Holdings Inc	19,376	1,401	Whirlpool Corp	1,317	175
McCormick & Co Inc/MD	2,382	294			$437
Pilgrim's Pride Corp (a)	1,539	31	Housewares - 0.06%
Post Holdings Inc (a)	575	53	Newell Brands Inc	20,231	429
Seaboard Corp	4	15	Scotts Miracle-Gro Co/The	1,467	109
Sysco Corp	122,814	7,842			$538
TreeHouse Foods Inc (a)	1,451	85	Insurance - 11.89%
Tyson Foods Inc	14,106	873	Aflac Inc	209,409	9,989
US Foods Holding Corp (a)	6,135	207	Alleghany Corp	22,154	13,992
		$39,388	Allstate Corp/The	107,475	9,444
Forest Products & Paper - 0.10%			American Financial Group Inc/OH	89,488	8,536
Domtar Corp	7,507	352	American National Insurance Co	6,471	901
International Paper Co	11,434	542	Arch Capital Group Ltd (a)	6,771	199
		$894	Arthur J Gallagher & Co	119,186	8,904
Gas - 0.34%			Assurant Inc	1,517	146
Atmos Energy Corp	2,366	231	Assured Guaranty Ltd	23,031	934
National Fuel Gas Co	38,417	2,201	Athene Holding Ltd (a)	5,936	255
NiSource Inc	7,539	206	AXA Equitable Holdings Inc	5,908	110
UGI Corp	6,106	348	Axis Capital Holdings Ltd	13,046	698
Vectren Corp	1,731	125	Brighthouse Financial Inc (a)	3,536	132
		$3,111	Brown & Brown Inc	5,730	156
Hand & Machine Tools - 0.16%			Cincinnati Financial Corp	13,593	1,103
Colfax Corp (a)	2,453	61	CNA Financial Corp	996	46
Kennametal Inc	13,539	509	Erie Indemnity Co	235	34
Lincoln Electric Holdings Inc	300	26	Everest Re Group Ltd	506	111
Regal Beloit Corp	1,530	117	Fidelity National Financial Inc	294,376	10,645
Snap-on Inc	1,888	313	First American Financial Corp	9,396	471
Stanley Black & Decker Inc	3,215	407	Genworth Financial Inc (a)	72,290	350
		$1,433	Hanover Insurance Group Inc/The	26,208	2,989
Healthcare - Products - 1.82%			Hartford Financial Services Group Inc/The	23,394	1,097
Bruker Corp	23,915	838	Lincoln National Corp	7,052	412
Cooper Cos Inc/The	6,488	1,808	Loews Corp	6,260	299
DENTSPLY SIRONA Inc	18,568	779	Markel Corp (a)	9,939	10,471
Henry Schein Inc (a)	4,935	384	Mercury General Corp	14,020	725
Hill-Rom Holdings Inc	6,962	696	Old Republic International Corp	10,554	213
Hologic Inc (a)	51,673	2,294	ProAssurance Corp	16,131	688
Integra LifeSciences Holdings Corp (a)	504	24	Reinsurance Group of America Inc	2,191	316
QIAGEN NV (a)	12,110	449	Torchmark Corp	12,739	1,067
STERIS PLC	59,971	6,840	Travelers Cos Inc/The	86,450	10,853
Teleflex Inc	5,680	1,554	Unum Group	7,803	271
West Pharmaceutical Services Inc	1,169	127	Voya Financial Inc	3,102	144
Zimmer Biomet Holdings Inc	6,625	726	Willis Towers Watson PLC	3,200	521
		$16,519	WR Berkley Corp	139,155	10,699
Healthcare - Services - 1.60%					$107,921
Acadia Healthcare Co Inc (a)	2,305	63	Internet - 0.14%
Catalent Inc (a)	2,948	109	FireEye Inc (a)	2,084	37
Centene Corp (a)	2,969	388	Symantec Corp	50,810	1,068
Charles River Laboratories International Inc (a)	530	65	TripAdvisor Inc (a)	740	43
DaVita Inc (a)	5,224	294	Zillow Group Inc - C Shares (a)	3,540	124
IQVIA Holdings Inc (a)	8,993	1,160			$1,272
Laboratory Corp of America Holdings (a)	2,942	410	Iron & Steel - 1.98%
MEDNAX Inc (a)	2,436	88	Nucor Corp	20,221	1,239
Molina Healthcare Inc (a)	601	80	Reliance Steel & Aluminum Co	191,689	15,695
Quest Diagnostics Inc	129,783	11,336	Steel Dynamics Inc	14,003	512
Universal Health Services Inc	3,507	465	United States Steel Corp	24,095	543
WellCare Health Plans Inc (a)	294	81			$17,989
		$14,539

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Leisure Products & Services - 0.29%			Miscellaneous Manufacturers (continued)
Brunswick Corp/DE	24,800	$1,248	Hexcel Corp	35,997	$2,437
Harley-Davidson Inc	5,733	211	Ingersoll-Rand PLC	63,784	6,382
Norwegian Cruise Line Holdings Ltd (a)	8,844	455	ITT Inc	14,615	768
Royal Caribbean Cruises Ltd	6,107	733	Parker-Hannifin Corp	75,593	12,459
		$2,647	Textron Inc	214,209	11,402
Lodging - 0.20%			Trinity Industries Inc	4,039	95
Caesars Entertainment Corp (a)	15,894	145			$40,298
Choice Hotels International Inc	8,915	706	Office & Business Equipment - 0.02%
Extended Stay America Inc	2,217	38	Xerox Corp	6,356	179
Hilton Worldwide Holdings Inc	3,280	244	Oil & Gas - 4.35%
Hyatt Hotels Corp	1,840	129	Antero Resources Corp (a)	3,739	38
MGM Resorts International	17,979	529	Apache Corp	12,543	412
		$1,791	Cabot Oil & Gas Corp	64,554	1,611
Machinery - Construction & Mining - 0.03%			Centennial Resource Development Inc/DE (a)	4,940	65
Oshkosh Corp	3,209	241	Chesapeake Energy Corp (a)	27,733	79
Terex Corp	100	3	Cimarex Energy Co	149,377	11,254
		$244	CNX Resources Corp (a)	6,386	77
Machinery - Diversified - 2.32%			Concho Resources Inc (a)	11,568	1,386
AGCO Corp	167,445	10,750	Continental Resources Inc/OK (a)	10,678	493
Cummins Inc	3,754	552	Devon Energy Corp	340,094	9,064
Dover Corp	4,628	407	Diamondback Energy Inc	3,525	364
Flowserve Corp	3,629	160	EQT Corp	7,311	142
Gardner Denver Holdings Inc (a)	2,722	67	Extraction Oil & Gas Inc (a)	4,684	18
Gates Industrial Corp PLC (a)	1,712	26	Helmerich & Payne Inc	3,730	209
GrafTech International Ltd	2,003	26	Hess Corp	14,243	769
IDEX Corp	4,507	621	HollyFrontier Corp	6,201	349
Middleby Corp/The (a)	472	56	Marathon Oil Corp	55,824	882
Nordson Corp	76	10	Murphy Oil Corp	8,741	239
Roper Technologies Inc	11,543	3,269	Nabors Industries Ltd	10,841	32
Wabtec Corp	1,143	79	Newfield Exploration Co (a)	3,940	72
Xylem Inc/NY	70,362	5,014	Noble Energy Inc	45,548	1,018
		$21,037	Parsley Energy Inc (a)	313,047	5,816
Media - 1.35%			Patterson-UTI Energy Inc	11,171	135
CBS Corp	158,600	7,844	PBF Energy Inc	3,511	129
Discovery Inc - A Shares (a)	4,234	120	PDC Energy Inc (a)	131,396	4,280
Discovery Inc - C Shares (a)	10,103	269	QEP Resources Inc (a)	7,636	63
DISH Network Corp (a)	20,368	625	Range Resources Corp	6,342	70
John Wiley & Sons Inc	1,241	64	SM Energy Co	3,360	66
Liberty Broadband Corp - A Shares (a)	715	61	Transocean Ltd (a)	14,142	121
Liberty Broadband Corp - C Shares (a)	6,254	532	Whiting Petroleum Corp (a)	2,691	77
Liberty Media Corp-Liberty Formula One - A	773	24	WPX Energy Inc (a)	12,002	147
Shares (a)					$39,477
Liberty Media Corp-Liberty Formula One - C	11,092	348	Oil & Gas Services - 0.05%
Shares (a)			Apergy Corp (a)	2,342	79
Liberty Media Corp-Liberty SiriusXM - A Shares	17,269	687	National Oilwell Varco Inc	11,408	336
(a)			RPC Inc	1,303	14
Liberty Media Corp-Liberty SiriusXM - C Shares	26,370	1,054			$429
(a)			Packaging & Containers - 1.06%
News Corp - A Shares	10,418	134	Ardagh Group SA	1,022	12
News Corp - B Shares	6,831	88	Ball Corp	7,047	368
Tribune Media Co	2,412	111	Bemis Co Inc	25,670	1,254
Viacom Inc - A Shares	361	12	Berry Global Group Inc (a)	2,736	135
Viacom Inc - B Shares	10,372	305	Graphic Packaging Holding Co	7,371	89
		$12,278	Owens-Illinois Inc	4,580	92
Metal Fabrication & Hardware - 0.05%			Packaging Corp of America	71,425	6,737
Timken Co/The	7,391	315	Sealed Air Corp	9,894	391
Valmont Industries Inc	745	96	Silgan Holdings Inc	1,656	46
		$411	Sonoco Products Co	2,862	165
Mining - 0.24%			Westrock Co	8,066	328
Alcoa Corp (a)	10,274	305			$9,617
Freeport-McMoRan Inc	104,242	1,213	Pharmaceuticals - 1.44%
Newmont Mining Corp	18,321	625	Agios Pharmaceuticals Inc (a)	102	6
		$2,143	AmerisourceBergen Corp	116,175	9,686
Miscellaneous Manufacturers - 4.44%			Cardinal Health Inc	37,975	1,898
AptarGroup Inc	61,019	6,048	Herbalife Nutrition Ltd (a)	1,848	110
Carlisle Cos Inc	3,897	420	Jazz Pharmaceuticals PLC (a)	461	58
Crane Co	3,381	279	Mylan NV (a)	29,380	880
Donaldson Co Inc	171	8	Perrigo Co PLC	8,047	373

See accompanying notes.

Schedule of Investments MidCap Value Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Pharmaceuticals (continued)			REITs (continued)
Premier Inc (a)	935	$37	Park Hotels & Resorts Inc	4,179	$126
		$13,048	Piedmont Office Realty Trust Inc	17,110	331
Pipelines - 0.67%			Prologis Inc	13,294	919
Cheniere Energy Inc (a)	1,464	96	Public Storage	37,075	7,879
ONEOK Inc	30,464	1,956	Rayonier Inc	3,731	114
Targa Resources Corp	18,214	783	Realty Income Corp	8,655	594
Williams Cos Inc/The	119,888	3,229	Regency Centers Corp	4,900	318
		$6,064	Retail Properties of America Inc	63,909	807
Real Estate - 0.11%			Retail Value Inc	4,501	137
CBRE Group Inc (a)	5,578	255	Senior Housing Properties Trust	25,996	358
Howard Hughes Corp/The (a)	3,201	355	SL Green Realty Corp	4,390	406
Jones Lang LaSalle Inc	1,631	234	Spirit Realty Capital Inc	2,654	105
Newmark Group Inc	10,358	108	Starwood Property Trust Inc	34,049	752
Realogy Holdings Corp	3,418	61	STORE Capital Corp	5,421	175
		$1,013	Sun Communities Inc	7,165	788
REITs - 10.90%			Taubman Centers Inc	470	23
AGNC Investment Corp	64,639	1,158	Two Harbors Investment Corp	29,528	430
Alexandria Real Estate Equities Inc	2,003	264	UDR Inc	19,974	873
American Campus Communities Inc	4,894	225	Uniti Group Inc	4,656	93
American Homes 4 Rent	7,242	160	Ventas Inc	31,779	2,050
Annaly Capital Management Inc	62,989	658	VEREIT Inc	20,078	162
Apartment Investment & Management Co	3,487	173	VICI Properties Inc (b)	13,396	288
Apple Hospitality REIT Inc	76,901	1,262	Vornado Realty Trust	23,597	1,650
AvalonBay Communities Inc	15,757	3,040	Weingarten Realty Investors	45,707	1,311
Boston Properties Inc	12,306	1,623	Welltower Inc	7,851	609
Brandywine Realty Trust	76,011	1,143	Weyerhaeuser Co	48,627	1,276
Brixmor Property Group Inc	93,267	1,597	WP Carey Inc	12,024	901
Brookfield Property REIT Inc	14,673	267			$98,996
Camden Property Trust	20,387	1,976	Retail - 4.20%
Chimera Investment Corp	5,633	107	Advance Auto Parts Inc	5,829	928
Columbia Property Trust Inc	5,243	116	AutoNation Inc (a)	190,262	7,372
CoreCivic Inc	12,510	249	AutoZone Inc (a)	596	505
Corporate Office Properties Trust	16,323	403	Best Buy Co Inc	17,429	1,033
CubeSmart	31,381	971	Burlington Stores Inc (a)	2,870	493
CyrusOne Inc	2,151	117	CarMax Inc (a)	4,757	280
Digital Realty Trust Inc	4,279	464	Casey's General Stores Inc	970	125
Douglas Emmett Inc	4,632	175	Darden Restaurants Inc	75,128	7,883
Duke Realty Corp	46,644	1,364	Dick's Sporting Goods Inc	2,135	75
Empire State Realty Trust Inc	4,337	67	Dollar General Corp	7,214	833
EPR Properties	3,313	242	Dollar Tree Inc (a)	10,354	1,002
Equity Commonwealth	3,488	113	Foot Locker Inc	7,139	399
Equity Residential	38,010	2,758	Gap Inc/The	18,497	470
Essex Property Trust Inc	4,393	1,192	Genuine Parts Co	5,459	545
Extra Space Storage Inc	7,248	714	Kohl's Corp	5,235	360
Federal Realty Investment Trust	4,725	627	L Brands Inc	23,304	649
Gaming and Leisure Properties Inc	5,133	192	Macy's Inc	10,479	276
HCP Inc	25,314	799	Michaels Cos Inc/The (a)	2,745	38
Healthcare Trust of America Inc	386,354	10,979	MSC Industrial Direct Co Inc	6,222	520
Highwoods Properties Inc	146,468	6,492	Nu Skin Enterprises Inc	28,675	1,883
Hospitality Properties Trust	69,668	1,858	Penske Automotive Group Inc	1,057	50
Host Hotels & Resorts Inc	49,231	889	Qurate Retail Inc (a)	27,823	605
Hudson Pacific Properties Inc	5,800	188	Tapestry Inc	14,794	572
Invitation Homes Inc	6,180	139	Tiffany & Co	7,584	672
Iron Mountain Inc	5,907	220	Williams-Sonoma Inc	1,789	97
JBG SMITH Properties	2,965	115	Yum China Holdings Inc	51,871	1,891
Kilroy Realty Corp	4,195	296	Yum! Brands Inc	91,525	8,602
Kimco Realty Corp	33,582	572			$38,158
Lamar Advertising Co	147,782	11,003	Savings & Loans - 0.09%
Liberty Property Trust	7,175	338	New York Community Bancorp Inc	42,806	497
Life Storage Inc	9,120	896	People's United Financial Inc	10,450	171
Macerich Co/The	14,947	689	Sterling Bancorp/DE	6,364	123
Medical Properties Trust Inc	13,224	241			$791
MFA Financial Inc	86,211	631	Semiconductors - 0.63%
Mid-America Apartment Communities Inc	5,142	521	Analog Devices Inc	31,777	3,142
National Retail Properties Inc	252,263	13,297	Cypress Semiconductor Corp	27,954	388
New Residential Investment Corp	60,312	1,024	Marvell Technology Group Ltd	24,444	452
Omega Healthcare Investors Inc	6,365	256	Qorvo Inc (a)	3,060	200
Outfront Media Inc	5,177	108	Skyworks Solutions Inc	6,823	499
Paramount Group Inc	38,176	553	Teradyne Inc	17,559	632

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a) Non-income producing security
Semiconductors (continued)			(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Xilinx Inc	3,360	$376	information.
		$5,689	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Shipbuilding - 0.00%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Huntington Ingalls Industries Inc	130	27	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Software - 4.94%			shares of the security). Please see affiliated sub-schedule for transactional
Akamai Technologies Inc (a)	9,364	609	information.
ANSYS Inc (a)	2,150	353	(d) Current yield shown is as of period end.
Aspen Technology Inc (a)	605	58
Autodesk Inc (a)	4,464	658	Portfolio Summary (unaudited)
Black Knight Inc (a)	166,065	8,169	Sector	Percent
Cerner Corp (a)	55,460	3,045	Financial	30.21%
Dun & Bradstreet Corp/The	4,179	605	Industrial	15.87%
Fidelity National Information Services Inc	133,613	13,967	Consumer, Non-cyclical	13.67%
Nuance Communications Inc (a)	625,980	9,934	Consumer, Cyclical	10.53%
SS&C Technologies Holdings Inc	1,218	63	Technology	9.53%
Synopsys Inc (a)	69,883	6,523	Utilities	5.63%
Take-Two Interactive Software Inc (a)	1,055	112	Energy	5.09%
Teradata Corp (a)	15,668	695	Basic Materials	4.25%
Zynga Inc (a)	20,783	93	Communications	3.65%
		$44,884	Investment Companies	1.57%
Telecommunications - 1.43%			Domestic Equity Funds	0.04%
ARRIS International PLC (a)	4,781	150	Other Assets and Liabilities	(0.04)%
CenturyLink Inc	29,763	456	TOTAL NET ASSETS	100.00%
CommScope Holding Co Inc (a)	12,241	256
EchoStar Corp (a)	1,487	61
GCI Liberty Inc (a)	2,697	137
Juniper Networks Inc	44,205	1,147
LogMeIn Inc	390	36
Motorola Solutions Inc	87,688	10,252
Sprint Corp (a)	17,953	112
Telephone & Data Systems Inc	10,875	394
United States Cellular Corp (a)	449	26
		$13,027
Textiles - 0.03%
Mohawk Industries Inc (a)	1,973	254
Toys, Games & Hobbies - 1.38%
Hasbro Inc	138,247	12,520
Transportation - 1.17%
Expeditors International of Washington Inc	3,820	265
Genesee & Wyoming Inc (a)	1,380	108
Kansas City Southern	4,942	522
Kirby Corp (a)	1,611	121
Knight-Swift Transportation Holdings Inc	3,648	116
Landstar System Inc	89,875	9,130
Old Dominion Freight Line Inc	1,480	201
Ryder System Inc	1,476	85
Schneider National Inc	3,219	69
		$10,617
Water - 0.19%
American Water Works Co Inc	3,759	360
Aqua America Inc	38,987	1,366
		$1,726
TOTAL COMMON STOCKS		$893,526
INVESTMENT COMPANIES - 1.61%	Shares Held Value (000's)
Money Market Funds - 1.57%
Principal Government Money Market Fund	14,290,569	14,291
2.32%(c),(d)
Principal Exchange-Traded Funds - 0.04%
Principal Shareholder Yield Index ETF (c)	5,217	159
Principal Sustainable Momentum Index ETF (c)	5,382	143
Principal U.S. Small-Cap Multi-Factor Index	422	12
ETF (c)
		$314
TOTAL INVESTMENT COMPANIES		$14,605
Total Investments		$908,131
Other Assets and Liabilities - (0.04)%		(322)
TOTAL NET ASSETS - 100.00%		$907,809

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$19,620	$		115,326	$120,655	$14,291
Principal Shareholder Yield Index ETF	—			164	—	159
Principal Sustainable Momentum Index ETF	—			142	—	143
Principal U.S. Small-Cap Multi-Factor Index ETF	—			13	1	12
	$19,620	$		115,645	$120,656	$14,605

			Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$77	$	— $	— $		—
Principal Shareholder Yield Index ETF	1		—	—		(5)
Principal Sustainable Momentum Index ETF	1		—	—		1
Principal U.S. Small-Cap Multi-Factor Index ETF	—		—	—		—
	$79	$	— $	— $		(4)
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost	Value	Percent of Net Assets
VICI Properties Inc	04/12/2018-01/14/2019			$284	$288	0.03%
Total					$288	0.03%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type		Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2019	Long		33	$6,059		$419
Total						$419

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments MidCap Value Fund III

January 31, 2019 (unaudited)

COMMON STOCKS - 98.33%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.02%			Banks (continued)
Interpublic Group of Cos Inc/The	4,924	$112	SunTrust Banks Inc	6,535	$388
Omnicom Group Inc	1,133	88	SVB Financial Group (a)	120	28
		$200	Synovus Financial Corp	1,504	53
Aerospace & Defense - 2.11%			TCF Financial Corp	2,393	53
Arconic Inc	4,298	81	Texas Capital Bancshares Inc (a)	325	19
Curtiss-Wright Corp	579	66	Umpqua Holdings Corp	3,140	56
L3 Technologies Inc	35,581	7,005	Valley National Bancorp	483,046	4,884
Spirit AeroSystems Holdings Inc	166,232	13,864	Webster Financial Corp	1,232	66
Teledyne Technologies Inc (a)	600	134	Western Alliance Bancorp (a)	608	27
		$21,150	Wintrust Financial Corp	784	56
Agriculture - 0.36%			Zions Bancorp NA	127,509	6,068
Archer-Daniels-Midland Co	78,607	3,529			$60,733
Bunge Ltd	1,396	77	Beverages - 0.73%
		$3,606	Coca-Cola European Partners PLC	150,340	7,153
Airlines - 0.06%			Molson Coors Brewing Co	1,731	116
Alaska Air Group Inc	1,192	76			$7,269
American Airlines Group Inc	4,125	148	Biotechnology - 0.02%
Copa Holdings SA	430	41	Alnylam Pharmaceuticals Inc (a)	129	11
JetBlue Airways Corp (a)	4,188	75	Bio-Rad Laboratories Inc (a)	270	68
United Continental Holdings Inc (a)	3,452	301	Bluebird Bio Inc (a)	213	28
		$641	United Therapeutics Corp (a)	545	63
Apparel - 1.30%					$170
Capri Holdings Ltd (a)	102,979	4,374	Building Materials - 2.04%
Columbia Sportswear Co	67,058	5,981	Eagle Materials Inc	151	11
Hanesbrands Inc	156,580	2,347	Fortune Brands Home & Security Inc	825	37
PVH Corp	1,188	130	Johnson Controls International plc	307,310	10,378
Ralph Lauren Corp	720	84	Lennox International Inc	41	9
Skechers U.S.A. Inc (a)	958	26	Martin Marietta Materials Inc	58	10
Under Armour Inc - Class A (a)	591	12	Masco Corp	975	32
Under Armour Inc - Class C (a)	614	12	MDU Resources Group Inc	2,480	64
VF Corp	742	62	Owens Corning	188,404	9,871
		$13,028	USG Corp	1,074	46
Automobile Manufacturers - 0.02%			Vulcan Materials Co	108	11
PACCAR Inc	3,425	224			$20,469
Automobile Parts & Equipment - 0.57%			Chemicals - 2.41%
Adient PLC	1,270	25	Albemarle Corp	1,074	87
Aptiv PLC	345	27	Ashland Global Holdings Inc	817	62
BorgWarner Inc	3,320	136	Axalta Coating Systems Ltd (a)	447,829	11,474
Goodyear Tire & Rubber Co/The	3,122	66	Cabot Corp	92,449	4,335
Lear Corp	35,238	5,425	Celanese Corp	47,849	4,582
Visteon Corp (a)	161	12	CF Industries Holdings Inc	3,483	152
		$5,691	Eastman Chemical Co	2,185	176
Banks - 6.06%			FMC Corp	789	63
Associated Banc-Corp	2,408	52	Huntsman Corp	3,031	67
Bank OZK	1,810	55	International Flavors & Fragrances Inc	520	74
BankUnited Inc	1,499	51	Mosaic Co/The	89,188	2,879
BOK Financial Corp	377	31	NewMarket Corp	21	8
CIT Group Inc	1,576	73	Olin Corp	2,325	55
Citizens Financial Group Inc	176,991	6,004	RPM International Inc	1,042	59
Comerica Inc	71,404	5,622	Univar Inc (a)	1,321	27
Commerce Bancshares Inc/MO	1,311	78	Valvoline Inc	2,596	57
Cullen/Frost Bankers Inc	771	75	Westlake Chemical Corp	147	11
East West Bancorp Inc	1,329	67			$24,168
Fifth Third Bancorp	9,768	262	Commercial Services - 4.09%
First Citizens BancShares Inc/NC	115	47	Aaron's Inc	92,900	4,651
First Hawaiian Inc	1,525	39	AMERCO	107	39
First Horizon National Corp	4,468	66	Aramark	286,630	9,444
First Republic Bank/CA	1,599	154	Booz Allen Hamilton Holding Corp	575	28
FNB Corp/PA	948,037	11,045	Bright Horizons Family Solutions Inc (a)	16,102	1,865
Huntington Bancshares Inc/OH	16,406	217	CoreLogic Inc/United States (a)	442	16
KeyCorp	962,108	15,846	Equifax Inc	868	93
M&T Bank Corp	1,447	238	Euronet Worldwide Inc (a)	349	40
Northern Trust Corp	1,510	134	Graham Holdings Co	56	37
PacWest Bancorp	1,726	67	H&R Block Inc	2,227	52
Pinnacle Financial Partners Inc	600	32	IHS Markit Ltd (a)	5,468	284
Popular Inc	47,615	2,600	Korn Ferry	131,400	5,992
Regions Financial Corp	405,686	6,154	Macquarie Infrastructure Corp	1,074	46
Signature Bank/New York NY	201	26	ManpowerGroup Inc	880	70
			Nielsen Holdings PLC	283,649	7,284

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Electric (continued)
Quanta Services Inc	1,494	$53	Edison International	4,739	$270
Sabre Corp	1,620	37	Entergy Corp	171,677	15,312
Service Corp International/US	916	39	Evergy Inc	4,117	236
Total System Services Inc	118,510	10,620	Eversource Energy	3,159	219
Worldpay Inc (a)	2,721	227	FirstEnergy Corp	366,675	14,374
		$40,917	Hawaiian Electric Industries Inc	1,382	51
Computers - 1.04%			NRG Energy Inc	4,906	201
Amdocs Ltd	1,417	79	OGE Energy Corp	3,596	147
Conduent Inc (a)	2,626	33	Pinnacle West Capital Corp	153,800	13,552
Dell Technologies Inc (a)	2,588	126	PPL Corp	6,992	219
DXC Technology Co	49,537	3,176	Public Service Enterprise Group Inc	5,037	275
Genpact Ltd	1,293	39	Sempra Energy	2,731	320
Leidos Holdings Inc	2,176	126	Vistra Energy Corp (a)	6,930	174
NCR Corp (a)	410	11	WEC Energy Group Inc	3,149	230
Perspecta Inc	329,211	6,601	Xcel Energy Inc	299,577	15,686
Western Digital Corp	4,347	196			$79,737
		$10,387	Electrical Components & Equipment - 0.75%
Consumer Products - 0.47%			Acuity Brands Inc	535	65
Central Garden & Pet Co - A Shares (a)	130,700	4,655	AMETEK Inc	101,778	7,419
Church & Dwight Co Inc	367	24	Energizer Holdings Inc	318	15
Clorox Co/The	166	25	Hubbell Inc	268	29
Spectrum Brands Holdings Inc	283	16	Littelfuse Inc	66	12
		$4,720			$7,540
Cosmetics & Personal Care - 0.01%			Electronics - 1.96%
Coty Inc	5,958	46	ADT Inc	1,934	14
Distribution & Wholesale - 0.02%			Agilent Technologies Inc	77,919	5,926
HD Supply Holdings Inc (a)	2,444	103	Allegion PLC	542	47
KAR Auction Services Inc	195	10	Arrow Electronics Inc (a)	1,428	108
LKQ Corp (a)	2,632	69	Avnet Inc	1,597	66
Watsco Inc	98	15	Coherent Inc (a)	113	13
WESCO International Inc (a)	695	36	Corning Inc	10,680	355
		$233	FLIR Systems Inc	1,951	95
Diversified Financial Services - 4.33%			Fortive Corp	239	18
Affiliated Managers Group Inc	723	76	Garmin Ltd	1,136	79
Air Lease Corp	1,245	47	Gentex Corp	1,198	25
Ally Financial Inc	6,690	174	Jabil Inc	2,309	62
Ameriprise Financial Inc	1,804	228	Keysight Technologies Inc (a)	1,868	138
BGC Partners Inc	3,897	24	National Instruments Corp	310	14
Cboe Global Markets Inc	105	10	nVent Electric PLC	2,329	58
Credit Acceptance Corp (a)	28	11	PerkinElmer Inc	1,095	99
Discover Financial Services	89,947	6,070	Sensata Technologies Holding PLC (a)	757	36
E*TRADE Financial Corp	2,006	94	SYNNEX Corp	67,400	6,522
Franklin Resources Inc	3,080	91	Trimble Inc (a)	2,487	94
Interactive Brokers Group Inc - A Shares	198	10	Vishay Intertechnology Inc	300,300	5,856
Invesco Ltd	4,029	73	Waters Corp (a)	54	12
Jefferies Financial Group Inc	380,963	7,928			$19,637
Lazard Ltd	119,957	4,773	Engineering & Construction - 0.02%
Legg Mason Inc	1,263	38	AECOM (a)	2,155	66
Nasdaq Inc	1,151	101	Fluor Corp	1,813	66
Navient Corp	712,833	8,127	Jacobs Engineering Group Inc	1,271	83
OneMain Holdings Inc	1,116	33			$215
Raymond James Financial Inc	917	74	Entertainment - 0.63%
Santander Consumer USA Holdings Inc	1,593	30	Cinemark Holdings Inc	1,409	58
SLM Corp	1,096,161	11,741	Eldorado Resorts Inc (a)	132,200	6,163
Synchrony Financial	118,599	3,563	International Game Technology PLC	1,263	21
T Rowe Price Group Inc	163	15	Lions Gate Entertainment Corp - A shares	643	12
Western Union Co/The	3,231	59	Lions Gate Entertainment Corp - B shares	1,254	22
		$43,390	Madison Square Garden Co/The (a)	214	59
Electric - 7.96%					$6,335
AES Corp/VA	11,184	183	Environmental Control - 0.66%
Alliant Energy Corp	2,300	102	Advanced Disposal Services Inc (a)	245,400	6,184
Ameren Corp	177,144	12,284	Clean Harbors Inc (a)	753	45
Avangrid Inc	715	36	Pentair PLC	2,751	113
CenterPoint Energy Inc	162,316	5,019	Republic Services Inc	3,032	233
CMS Energy Corp	4,208	219			$6,575
Consolidated Edison Inc	3,109	241
Dominion Energy Inc	1,116	78
DTE Energy Co	2,622	309

See accompanying notes.

Schedule of Investments MidCap Value Fund III

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food - 0.61%			Home Builders - 0.84%
Campbell Soup Co	543	$19	DR Horton Inc	1,419	$54
Conagra Brands Inc	7,375	160	Lennar Corp - A Shares	121,367	5,755
Flowers Foods Inc	2,292	45	Lennar Corp - B Shares	278	11
Hain Celestial Group Inc/The (a)	1,217	22	PulteGroup Inc	3,172	88
Hershey Co/The	125	13	Thor Industries Inc	193	13
Hormel Foods Corp	2,708	115	Toll Brothers Inc	944	35
Ingredion Inc	704	70	William Lyon Homes (a)	187,800	2,490
JM Smucker Co/The	1,813	190			$8,446
Kellogg Co	2,277	134	Home Furnishings - 0.75%
Kroger Co/The	11,552	327	Dolby Laboratories Inc	853	55
Lamb Weston Holdings Inc	1,460	105	Leggett & Platt Inc	1,712	70
McCormick & Co Inc/MD	35,942	4,444	Whirlpool Corp	55,582	7,393
Pilgrim's Pride Corp (a)	674	14			$7,518
Post Holdings Inc (a)	273	25	Housewares - 0.01%
Seaboard Corp	2	8	Newell Brands Inc	4,379	93
TreeHouse Foods Inc (a)	695	41	Scotts Miracle-Gro Co/The	284	21
Tyson Foods Inc	4,502	279			$114
US Foods Holding Corp (a)	2,021	68	Insurance - 7.65%
		$6,079	Alleghany Corp	126	80
Forest Products & Paper - 0.03%			American Financial Group Inc/OH	84,561	8,066
Domtar Corp	909	43	American National Insurance Co	144	20
International Paper Co	5,239	248	Arch Capital Group Ltd (a)	3,236	95
		$291	Arthur J Gallagher & Co	1,798	134
Gas - 1.43%			Assurant Inc	726	70
Atmos Energy Corp	143,185	13,979	Assured Guaranty Ltd	1,507	61
National Fuel Gas Co	1,037	60	Athene Holding Ltd (a)	146,045	6,265
NiSource Inc	3,600	98	AXA Equitable Holdings Inc	368,233	6,827
UGI Corp	2,927	167	Axis Capital Holdings Ltd	182,457	9,771
Vectren Corp	829	60	Brighthouse Financial Inc (a)	1,695	63
		$14,364	Brown & Brown Inc	2,180	59
Hand & Machine Tools - 1.40%			Cincinnati Financial Corp	1,530	124
Colfax Corp (a)	1,176	29	CNA Financial Corp	480	22
Regal Beloit Corp	636	49	Erie Indemnity Co	113	17
Snap-on Inc	903	150	Everest Re Group Ltd	241	53
Stanley Black & Decker Inc	108,939	13,774	Fidelity National Financial Inc	241,507	8,733
		$14,002	First American Financial Corp	151,878	7,606
Healthcare - Products - 0.13%			Hanover Insurance Group Inc/The	72,063	8,218
Bruker Corp	763	27	Hartford Financial Services Group Inc/The	5,278	248
Cooper Cos Inc/The	405	113	Lincoln National Corp	41,181	2,409
DENTSPLY SIRONA Inc	2,180	92	Loews Corp	2,775	133
Henry Schein Inc (a)	1,953	152	Markel Corp (a)	125	132
Hill-Rom Holdings Inc	556	56	Mercury General Corp	388	20
Hologic Inc (a)	2,705	120	Old Republic International Corp	5,062	102
Integra LifeSciences Holdings Corp (a)	229	11	Reinsurance Group of America Inc	1,051	152
QIAGEN NV (a)	2,199	81	Torchmark Corp	1,720	144
STERIS PLC	1,272	145	Unum Group	3,694	128
Teleflex Inc	367	100	Voya Financial Inc	1,486	69
West Pharmaceutical Services Inc	556	60	Willis Towers Watson PLC	102,820	16,738
Zimmer Biomet Holdings Inc	2,822	309	WR Berkley Corp	943	72
		$1,266			$76,631
Healthcare - Services - 2.76%			Internet - 0.02%
Acadia Healthcare Co Inc (a)	1,105	30	FireEye Inc (a)	998	18
Catalent Inc (a)	1,414	52	Symantec Corp	6,177	130
Centene Corp (a)	77,297	10,093			$148
Charles River Laboratories International Inc (a)	133	16	Iron & Steel - 0.45%
DaVita Inc (a)	619	35	Nucor Corp	69,169	4,236
IQVIA Holdings Inc (a)	1,627	210	Reliance Steel & Aluminum Co	953	78
Laboratory Corp of America Holdings (a)	61,910	8,627	Steel Dynamics Inc	3,359	123
MEDNAX Inc (a)	1,167	42	United States Steel Corp	2,426	55
Molina Healthcare Inc (a)	286	38			$4,492
Quest Diagnostics Inc	2,028	177	Leisure Products & Services - 3.39%
Syneos Health Inc (a)	158,200	8,075	Brunswick Corp/DE	1,035	52
Universal Health Services Inc	1,273	169	Harley-Davidson Inc	2,749	101
WellCare Health Plans Inc (a)	139	38	Norwegian Cruise Line Holdings Ltd (a)	258,338	13,287
		$27,602	Royal Caribbean Cruises Ltd	170,628	20,484
					$33,924

See accompanying notes.

Schedule of Investments MidCap Value Fund III

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Lodging - 1.88%			Miscellaneous Manufacturers (continued)
Caesars Entertainment Corp (a)	7,624	$70	Trinity Industries Inc	1,937	$46
Extended Stay America Inc	1,061	18			$14,199
Hyatt Hotels Corp	565	39	Office & Business Equipment - 0.36%
MGM Resorts International	324,244	9,546	Xerox Corp	127,747	3,604
Wyndham Hotels & Resorts Inc	186,007	9,131	Oil & Gas - 6.11%
		$18,804	Antero Resources Corp (a)	1,808	18
Machinery - Construction & Mining - 0.47%			Apache Corp	5,344	175
BWX Technologies Inc	100,255	4,654	Cabot Oil & Gas Corp	1,144	29
Oshkosh Corp	1,005	75	Centennial Resource Development Inc/DE (a)	2,367	31
		$4,729	Chesapeake Energy Corp (a)	779,114	2,221
Machinery - Diversified - 1.44%			Cimarex Energy Co	1,389	105
AGCO Corp	884	57	CNX Resources Corp (a)	3,061	37
Cummins Inc	24,247	3,567	Concho Resources Inc (a)	1,688	202
Dover Corp	2,218	195	Continental Resources Inc/OK (a)	643	30
Flowserve Corp	1,739	77	Devon Energy Corp	200,257	5,337
Gardner Denver Holdings Inc (a)	1,304	32	Diamondback Energy Inc	1,286	133
Gates Industrial Corp PLC (a)	819	12	EQT Corp	3,506	68
GrafTech International Ltd	959	13	Extraction Oil & Gas Inc (a)	2,577	10
IDEX Corp	281	39	Helmerich & Payne Inc	1,788	100
Middleby Corp/The (a)	224	26	Hess Corp	219,934	11,877
Nordson Corp	69	9	HollyFrontier Corp	2,590	146
Roper Technologies Inc	1,162	329	Mammoth Energy Services Inc	110,100	2,436
Wabtec Corp	145,280	10,047	Marathon Oil Corp	12,603	199
Xylem Inc/NY	786	56	Marathon Petroleum Corp	78,600	5,208
		$14,459	Murphy Oil Corp	2,269	62
Media - 1.69%			Nabors Industries Ltd	5,197	15
Discovery Inc - A Shares (a)	2,034	58	Newfield Exploration Co (a)	1,888	34
Discovery Inc - C Shares (a)	4,846	129	Noble Energy Inc	6,932	155
DISH Network Corp (a)	3,255	100	Parsley Energy Inc (a)	619,555	11,512
John Wiley & Sons Inc	594	31	Patterson-UTI Energy Inc	3,140	38
Liberty Broadband Corp - A Shares (a)	341	29	PBF Energy Inc	1,683	62
Liberty Broadband Corp - C Shares (a)	1,033	88	QEP Resources Inc (a)	3,661	30
Liberty Media Corp-Liberty Formula One - A	337	10	Range Resources Corp	3,039	33
Shares (a)			SM Energy Co	1,611	32
Liberty Media Corp-Liberty Formula One - C	1,958	61	Transocean Ltd (a)	6,782	58
Shares (a)			Vermilion Energy Inc	548,485	13,465
Liberty Media Corp-Liberty SiriusXM - A Shares	1,115	44	Whiting Petroleum Corp (a)	117,189	3,355
(a)			WildHorse Resource Development Corp (a)	233,300	3,959
Liberty Media Corp-Liberty SiriusXM - C Shares	1,668	67	WPX Energy Inc (a)	5,276	65
(a)					$61,237
Meredith Corp	177,573	9,637	Oil & Gas Services - 0.02%
News Corp - A Shares	4,995	64	Apergy Corp (a)	1,122	38
News Corp - B Shares	1,672	22	National Oilwell Varco Inc	5,471	161
Tribune Media Co	1,155	53	RPC Inc	998	11
Viacom Inc - A Shares	327	11			$210
Viacom Inc - B Shares	221,774	6,524	Packaging & Containers - 0.61%
		$16,928	Ardagh Group SA	916	11
Metal Fabrication & Hardware - 0.55%			Ball Corp	62,077	3,245
Rexnord Corp (a)	207,800	5,434	Bemis Co Inc	1,221	60
Timken Co/The	963	41	Berry Global Group Inc (a)	1,311	65
Valmont Industries Inc	288	37	Graphic Packaging Holding Co	3,532	43
		$5,512	Owens-Illinois Inc	2,195	44
Mining - 0.51%			Sealed Air Corp	974	38
Alcoa Corp (a)	91,414	2,714	Silgan Holdings Inc	792	22
Freeport-McMoRan Inc	188,171	2,190	Sonoco Products Co	1,324	76
Newmont Mining Corp	5,318	181	Westrock Co	61,568	2,506
		$5,085			$6,110
Miscellaneous Manufacturers - 1.42%			Pharmaceuticals - 1.96%
AptarGroup Inc	618	61	Agios Pharmaceuticals Inc (a)	113	6
Carlisle Cos Inc	772	83	Cardinal Health Inc	4,434	221
Crane Co	715	59	Cigna Corp	63,230	12,634
Donaldson Co Inc	198	10	Herbalife Nutrition Ltd (a)	66,586	3,975
Hexcel Corp	956	65	Horizon Pharma Plc (a)	116,300	2,499
Ingersoll-Rand PLC	72,951	7,298	Jazz Pharmaceuticals PLC (a)	221	28
ITT Inc	118,119	6,208	Mylan NV (a)	7,266	218
Parker-Hannifin Corp	1,573	259	Perrigo Co PLC	1,272	59
Textron Inc	2,064	110	Premier Inc (a)	446	18
					$19,658

See accompanying notes.

Schedule of Investments MidCap Value Fund III

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Pipelines - 0.94%			REITs (continued)
Cheniere Energy Inc (a)	701	$46	Regency Centers Corp	2,351	$153
ONEOK Inc	138,695	8,905	Retail Properties of America Inc	3,197	40
Targa Resources Corp	3,406	147	Retail Value Inc	333	10
Williams Cos Inc/The	12,139	327	Senior Housing Properties Trust	3,353	46
		$9,425	SL Green Realty Corp	833	77
Real Estate - 0.93%			Spirit Realty Capital Inc	1,272	51
CBRE Group Inc (a)	200,574	9,176	Starwood Property Trust Inc	3,596	79
Jones Lang LaSalle Inc	786	113	STORE Capital Corp	141,998	4,589
Realogy Holdings Corp	1,638	29	Sun Communities Inc	1,312	144
		$9,318	Two Harbors Investment Corp	3,599	53
REITs - 11.62%			UDR Inc	2,636	115
AGNC Investment Corp	8,413	151	Uniti Group Inc	2,231	44
Alexandria Real Estate Equities Inc	960	126	Ventas Inc	4,929	318
American Campus Communities Inc	2,347	108	VEREIT Inc	9,635	78
American Homes 4 Rent	3,474	77	VICI Properties Inc (b)	6,426	138
Annaly Capital Management Inc	19,562	204	Vornado Realty Trust	1,719	120
Apartment Investment & Management Co	1,554	77	Weingarten Realty Investors	1,776	51
Apple Hospitality REIT Inc	3,077	51	Welltower Inc	3,717	288
AvalonBay Communities Inc	1,914	369	Weyerhaeuser Co	7,562	198
Boston Properties Inc	1,542	203	WP Carey Inc	1,733	130
Brandywine Realty Trust	2,565	39			$116,407
Brixmor Property Group Inc	4,204	72	Retail - 4.21%
Brookfield Property REIT Inc	2,331	42	Advance Auto Parts Inc	84,896	13,515
Camden Property Trust	883	86	AutoNation Inc (a)	761	30
Chimera Investment Corp	2,701	51	AutoZone Inc (a)	65	55
Columbia Property Trust Inc	1,646	36	Best Buy Co Inc	115,603	6,848
Corporate Office Properties Trust	1,504	37	CarMax Inc (a)	695	41
CubeSmart	3,223	100	Casey's General Stores Inc	464	60
CyrusOne Inc	1,029	56	Darden Restaurants Inc	971	102
Digital Realty Trust Inc	2,051	222	Dick's Sporting Goods Inc	1,023	36
Douglas Emmett Inc	2,220	84	Dollar General Corp	133,036	15,356
Duke Realty Corp	274,556	8,029	Dollar Tree Inc (a)	2,730	264
Empire State Realty Trust Inc	2,077	32	Foot Locker Inc	1,932	108
EPR Properties	1,053	77	Gap Inc/The	3,417	87
Equity Commonwealth	1,673	54	Genuine Parts Co	2,047	204
Equity LifeStyle Properties Inc	105,700	11,192	GMS Inc (a)	182,600	3,457
Equity Residential	4,941	359	Kohl's Corp	2,510	172
Essex Property Trust Inc	938	254	L Brands Inc	3,086	86
Extra Space Storage Inc	495	49	Macy's Inc	4,662	123
Federal Realty Investment Trust	1,120	149	Michaels Cos Inc/The (a)	1,313	18
Gaming and Leisure Properties Inc	2,460	92	MSC Industrial Direct Co Inc	377	31
GEO Group Inc/The	342,118	7,715	Nu Skin Enterprises Inc	486	32
HCP Inc	324,367	10,231	Penske Automotive Group Inc	505	24
Healthcare Trust of America Inc	2,843	81	Qurate Retail Inc (a)	6,505	142
Highwoods Properties Inc	169,544	7,514	Tapestry Inc	3,571	138
Hospitality Properties Trust	2,331	62	Texas Roadhouse Inc	16,500	1,004
Host Hotels & Resorts Inc	7,311	132	Tiffany & Co	1,017	90
Hudson Pacific Properties Inc	1,821	59	Williams-Sonoma Inc	858	47
Invitation Homes Inc	2,966	67	Yum China Holdings Inc	3,382	123
Iron Mountain Inc	2,833	105			$42,193
JBG SMITH Properties	1,422	55	Savings & Loans - 1.28%
Kilroy Realty Corp	966	68	New York Community Bancorp Inc	1,089,353	12,658
Kimco Realty Corp	6,725	114	People's United Financial Inc	5,012	82
Lamar Advertising Co	421	31	Sterling Bancorp/DE	3,052	59
Liberty Property Trust	450,588	21,241			$12,799
Life Storage Inc	616	61	Semiconductors - 2.45%
Macerich Co/The	1,349	62	Analog Devices Inc	4,146	410
Medical Properties Trust Inc	6,344	115	Cypress Semiconductor Corp	1,679	23
MFA Financial Inc	6,570	48	Entegris Inc	120,600	3,986
MGM Growth Properties LLC	501,870	15,558	Marvell Technology Group Ltd	450,630	8,351
Mid-America Apartment Communities Inc	1,674	170	Microchip Technology Inc	143,417	11,526
National Retail Properties Inc	2,570	136	Qorvo Inc (a)	1,258	82
New Residential Investment Corp	6,577	112	Skyworks Solutions Inc	969	71
Omega Healthcare Investors Inc	3,053	123	Teradyne Inc	2,460	88
Outfront Media Inc	1,930	40			$24,537
Park Hotels & Resorts Inc	316,704	9,523	Shipbuilding - 0.00%
Prologis Inc	194,400	13,445	Huntington Ingalls Industries Inc	60	12
Rayonier Inc	1,788	54
Realty Income Corp	4,151	285

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		Portfolio Summary (unaudited)
Software - 1.43%			Sector	Percent
Akamai Technologies Inc (a)	437	$28	Financial	31.87%
Aspen Technology Inc (a)	289	28	Industrial	14.66%
Autodesk Inc (a)	347	51	Consumer, Cyclical	13.69%
Cerner Corp (a)	2,634	145	Consumer, Non-cyclical	11.14%
Dun & Bradstreet Corp/The	307	44	Utilities	9.41%
Fidelity National Information Services Inc	4,032	421	Energy	7.07%
Nuance Communications Inc (a)	3,898	62	Technology	5.28%
SS&C Technologies Holdings Inc	583	30	Basic Materials	3.40%
Synopsys Inc (a)	112,235	10,478	Investment Companies	1.90%
Take-Two Interactive Software Inc (a)	28,453	3,003	Communications	1.81%
Teradata Corp (a)	504	22	Domestic Equity Funds	0.03%
Zynga Inc (a)	9,967	45	Other Assets and Liabilities	(0.26)%
		$14,357	TOTAL NET ASSETS	100.00%
Telecommunications - 0.08%
ARRIS International PLC (a)	2,293	72
CenturyLink Inc	12,867	197
CommScope Holding Co Inc (a)	2,680	56
EchoStar Corp (a)	712	29
GCI Liberty Inc (a)	1,292	66
Juniper Networks Inc	5,132	133
Motorola Solutions Inc	1,435	168
Sprint Corp (a)	8,611	54
Telephone & Data Systems Inc	1,295	47
United States Cellular Corp (a)	195	11
		$833
Textiles - 0.01%
Mohawk Industries Inc (a)	620	80
Toys, Games & Hobbies - 0.00%
Hasbro Inc	247	22
Transportation - 1.23%
Genesee & Wyoming Inc (a)	660	52
Golar LNG Ltd	325,891	7,258
Kansas City Southern	1,020	108
Kirby Corp (a)	770	58
Knight-Swift Transportation Holdings Inc	1,749	55
Ryder System Inc	81,664	4,729
Schneider National Inc	729	15
		$12,275
Water - 0.02%
American Water Works Co Inc	1,801	172
Aqua America Inc	1,772	62
		$234
TOTAL COMMON STOCKS		$984,985
INVESTMENT COMPANIES - 1.93%	Shares Held Value (000's)
Money Market Funds - 1.90%
Principal Government Money Market Fund	19,016,588	19,017
2.32%(c),(d)
Principal Exchange-Traded Funds - 0.03%
Principal Shareholder Yield Index ETF (c)	5,217	159
Principal Sustainable Momentum Index ETF (c)	5,382	143
Principal U.S. Small-Cap Multi-Factor Index	422	13
ETF (c)
		$315
TOTAL INVESTMENT COMPANIES		$19,332
Total Investments		$1,004,317
Other Assets and Liabilities - (0.26)%		(2,624)
TOTAL NET ASSETS - 100.00%		$1,001,693

(a)	Non-income producing security
(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$22,789	$		102,137	$105,909	$19,017
Principal Shareholder Yield Index ETF	—			164	—	159
Principal Sustainable Momentum Index ETF	—			142	—	143
Principal U.S. Small-Cap Multi-Factor Index ETF	—			13	—	13
	$22,789	$		102,456	$105,909	$19,332

			Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$115	$	— $	— $		—
Principal Shareholder Yield Index ETF	1		—	—		(5)
Principal Sustainable Momentum Index ETF	—		—	—		1
Principal U.S. Small-Cap Multi-Factor Index ETF	—		—	—		—
	$116	$	— $	— $		(4)
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost	Value	Percent of Net Assets
VICI Properties Inc	04/12/2018-12/11/2018			$137	$138	0.01%
Total					$138	0.01%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type		Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2019	Long		22	$4,039		$110
Total						$110

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments Money Market Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 3.99%	Shares Held Value (000's)			Principal
Money Market Funds - 3.99%			MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
DWS Government Money Market Series 2.43%(a)	5,920,000	$5,920	Illinois - 1.38%
Goldman Sachs Financial Square Funds -	4,920,000	4,920	Memorial Health System/IL (credit support from
Government Fund 2.36%(a)			JPMorgan Chase & Co)
Morgan Stanley Institutional Liquidity Funds -	5,430,000	5,430	2.40%, 02/07/2019(c),(e)	$7,200	$7,200
Government Portfolio 2.37%(a)			Maryland - 1.51%
STIT - Government & Agency Portfolio 2.33%(a)	4,570,000	4,570	City of Baltimore MD (credit support from State
		$20,840	Street Bank)
TOTAL INVESTMENT COMPANIES		$20,840	2.39%, 02/07/2019(c),(e)	7,915	7,915
	Principal		Minnesota - 0.67%
BONDS - 6.37%	Amount (000's) Value (000's)		City of St Paul MN (credit support from Wells
Automobile Asset Backed Securities - 2.53%			Fargo)
Americredit Automobile Receivables Trust 2018-2			2.48%, 02/07/2019(c),(e)	3,500	3,500
2.43%, 08/19/2019	$134	$134	TOTAL MUNICIPAL BONDS		$37,063
Americredit Automobile Receivables Trust 2018-3				Principal
2.71%, 11/18/2019	1,330	1,330	COMMERCIAL PAPER - 76.72%	Amount (000's) Value (000's)
Capital Auto Receivables Asset Trust 2018-2			Agriculture - 1.57%
2.70%, 11/20/2019(b)	1,118	1,118	Archer-Daniels-Midland Co
Drive Auto Receivables Trust 2018-5			2.40%, 02/05/2019(b)	$2,000	$1,999
2.68%, 11/15/2019	1,035	1,035	2.44%, 02/12/2019(b)	3,000	2,998
Drive Auto Receivables Trust 2019-1			Philip Morris International Inc
2.78%, 01/15/2020	3,300	3,300	2.55%, 03/06/2019(b)	3,200	3,193
Ford Credit Auto Lease Trust					$8,190
2.45%, 10/15/2019	1,121	1,121	Automobile Manufacturers - 3.15%
Santander Drive Auto Receivables Trust 2018-5			American Honda Finance Corp (credit support
2.63%, 11/15/2019	1,197	1,197	from Honda Motor Company)
Volkswagen Auto Loan Enhanced Trust 2018-1			2.60%, 03/27/2019(e)	3,000	2,988
2.42%, 07/22/2019	247	247	Daimler Finance North America LLC (credit
World Omni Auto Receivables Trust 2019-A			support from Daimler AG)
2.73%, 02/18/2020	2,100	2,100	2.48%, 02/21/2019(b),(e)	3,000	2,996
World Omni Select Auto Trust 2018-1			Toyota Financial Services de Puerto Rico
2.78%, 11/15/2019(b)	1,633	1,633	Inc (credit support from Toyota Financial
		$13,215	Services)
Diversified Financial Services - 3.46%			2.47%, 02/20/2019(e)	3,000	2,996
Corporate Finance Managers Inc			2.56%, 03/05/2019(e)	4,000	3,991
2.50%, 02/07/2019(c)	1,090	1,090	2.58%, 03/04/2019(e)	3,500	3,492
MetLife Inc					$16,463
2.89%, 08/16/2019	9,000	9,000	Banks - 22.66%
New York Life			Bank of Nova Scotia/The
2.54%, 07/22/2019	8,000	8,000	2.55%, 02/04/2019(b),(f)	3,600	3,599
		$18,090	2.70%, 02/19/2019(b),(f)	3,000	2,996
Other Asset Backed Securities - 0.38%			Barclays Bank Plc
CNH Equipment Trust 2019-A			2.72%, 04/29/2019(f)	2,040	2,027
2.75%, 02/28/2020(d)	1,700	1,700	2.73%, 04/26/2019(f)	3,000	2,981
Dell Equipment Finance Trust 2018-1			2.85%, 04/08/2019(f)	3,500	3,482
2.45%, 06/24/2019(b)	300	300	BNP Paribas SA/New York NY
		$2,000	2.37%, 02/01/2019	9,000	9,000
TOTAL BONDS		$33,305	CAFCO LLC
	Principal		2.78%, 03/25/2019(b)	3,500	3,486
MUNICIPAL BONDS - 7.09%	Amount (000's) Value (000's)		2.80%, 03/20/2019(b)	1,150	1,146
California - 0.65%			DBS Bank Ltd
Kern Water Bank Authority (credit support from			2.50%, 03/04/2019(b),(f)	3,500	3,492
Wells Fargo)			2.78%, 03/20/2019(b),(f)	3,500	3,487
2.45%, 02/07/2019(c),(e)	$3,408	$3,408	DNB Bank ASA
Colorado - 2.88%			2.52%, 03/15/2019(b),(f)	3,500	3,490
City of Colorado Springs CO Utilities System			2.63%, 04/17/2019(b),(f)	3,600	3,580
Revenue (credit support from Mizuho Corp Bank			2.69%, 03/28/2019(b),(f)	3,000	2,988
LTD)			Manhattan Asset Funding Co LLC
2.45%, 02/07/2019(c),(e)	7,000	7,000	2.46%, 03/04/2019(b)	3,000	2,994
Colorado Housing & Finance Authority (credit			2.47%, 03/01/2019(b)	4,000	3,992
support from Federal Home Loan Bank)			2.61%, 03/08/2019(b)	3,800	3,790
2.55%, 02/07/2019(c),(e)	7,510	7,510	2.63%, 03/12/2019(b)	1,800	1,795
County of Kit Carson CO (credit support from			Mitsubishi UFJ Trust & Banking Corp/NY
Wells Fargo)			2.61%, 02/20/2019(b)	3,000	2,996
2.40%, 02/07/2019(c),(e)	530	530	Mizuho Bank Ltd/New York NY
		$15,040	2.54%, 02/01/2019(b)	3,700	3,700
			2.56%, 02/06/2019(b)	490	490
			2.61%, 03/01/2019(b)	4,000	3,992
			2.66%, 04/11/2019(b)	4,070	4,049

See accompanying notes.

     Schedule of Investments Money Market Fund January 31, 2019 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)		COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Diversified Financial Services (continued)
MUFG Bank Ltd/New York NY			Intercontinental Exchange Inc
2.54%, 03/27/2019	$4,000	$3,985	2.44%, 02/07/2019(b)	$3,500	$3,499
Oversea-Chinese Banking Corp Ltd			2.44%, 02/08/2019(b)	5,000	4,998
2.80%, 03/12/2019(b),(f)	1,850	1,844	JP Morgan Securities LLC
Sheffield Receivables Co LLC			2.78%, 03/19/2019	4,000	3,986
2.65%, 02/05/2019(b)	2,500	2,499	2.80%, 05/01/2019	4,000	3,972
2.65%, 04/25/2019(b)	3,000	2,982	Liberty Street Funding LLC
2.80%, 03/07/2019(b)	3,000	2,992	2.65%, 02/12/2019(b)	680	679
2.82%, 03/11/2019(b)	4,000	3,988	2.70%, 02/26/2019(b)	3,000	2,994
Standard Chartered Bank/New York			2.80%, 02/05/2019(b)	4,000	3,999
2.78%, 03/21/2019(b)	3,500	3,487	2.80%, 04/02/2019(b)	4,000	3,981
2.78%, 03/28/2019(b)	2,500	2,489	Longship Funding LLC
2.79%, 03/26/2019(b)	3,000	2,988	2.49%, 02/27/2019(b)	1,200	1,198
Sumitomo Mitsui Banking Corp			2.52%, 02/19/2019(b)	4,000	3,995
2.55%, 02/01/2019(b),(f)	3,000	3,000	National Rural Utilities Cooperative Finance Corp
2.58%, 02/25/2019(b),(f)	800	799	2.50%, 02/06/2019	3,000	2,999
2.62%, 04/22/2019(b),(f)	4,000	3,977	2.52%, 02/11/2019	4,000	3,997
2.65%, 02/08/2019(b),(f)	2,375	2,374	2.57%, 02/04/2019	3,000	2,999
United Overseas Bank Ltd			Nationwide Building Society
2.77%, 03/20/2019(b),(f)	4,000	3,985	2.46%, 02/26/2019(b)	580	579
2.79%, 03/21/2019(b),(f)	3,500	3,487	2.72%, 05/22/2019(b)	3,500	3,471
		$118,428	2.73%, 02/21/2019(b)	4,000	3,994
Beverages - 2.29%			2.77%, 05/10/2019(b)	3,500	3,474
Brown-Forman Corp			Nieuw Amsterdam Receivables Corp
2.54%, 02/22/2019(b)	3,500	3,495	2.53%, 03/07/2019(b)	3,600	3,591
2.55%, 02/28/2019(b)	3,200	3,194	2.70%, 02/22/2019(b)	3,000	2,995
2.57%, 02/07/2019(b)	3,500	3,499	2.77%, 03/06/2019(b)	4,000	3,990
2.68%, 02/13/2019(b)	1,800	1,798	Ontario Teachers' Finance Trust (credit support
		$11,986	from Ontario Teachers Pension Plan Board)
Chemicals - 1.24%			2.48%, 02/15/2019(b),(e)	3,500	3,497
BASF SE			Regency Markets No. 1 LLC
2.50%, 02/04/2019(b)	4,000	3,999	2.50%, 02/15/2019(b)	3,500	3,497
2.63%, 03/26/2019(b)	2,500	2,490	2.55%, 02/06/2019(b)	4,000	3,999
		$6,489	2.55%, 02/08/2019(b)	3,000	2,998
Consumer Products - 0.17%			Thunder Bay Funding LLC
Kimberly-Clark Corp			2.70%, 02/19/2019(b)	3,000	2,996
2.42%, 02/13/2019(b)	870	869			$146,288
Diversified Financial Services - 28.00%			Electric - 2.31%
American Express Credit Corp			Engie SA
2.67%, 02/07/2019	4,000	3,998	2.55%, 03/13/2019(b)	4,000	3,989
2.69%, 02/11/2019	3,500	3,497	2.56%, 03/29/2019(b)	3,600	3,586
2.69%, 02/12/2019	3,500	3,497	2.59%, 04/12/2019(b)	4,000	3,980
Anglesea Funding LLC			2.60%, 04/11/2019(b)	500	497
2.60%, 02/01/2019(b)	4,000	4,000			$12,052
Collateralized Commercial Paper Co LLC			Gas - 2.29%
2.70%, 02/08/2019	3,800	3,798	ONE Gas Inc
2.80%, 03/12/2019	1,060	1,057	2.45%, 02/20/2019(b)	3,000	2,996
Collateralized Commercial Paper II Co LLC			2.46%, 02/04/2019(b)	3,000	3,000
2.75%, 03/22/2019(b)	3,600	3,586	2.47%, 02/21/2019(b)	1,490	1,488
CRC Funding LLC			2.48%, 02/11/2019(b)	1,000	999
2.71%, 03/01/2019(b)	4,000	3,992	2.49%, 02/05/2019(b)	3,500	3,499
2.73%, 03/04/2019(b)	3,500	3,492			$11,982
DCAT LLC			Healthcare - Services - 1.72%
2.53%, 02/07/2019	3,500	3,498	United Health Group
2.56%, 02/06/2019	3,300	3,299	2.50%, 02/01/2019(b)	9,000	9,000
2.63%, 02/05/2019	870	870	Insurance - 2.86%
2.70%, 02/04/2019	790	790	Nationwide Life Insurance Co
2.75%, 02/25/2019	3,600	3,593	2.47%, 02/28/2019(b)	4,000	3,993
Fairway Finance Co LLC			2.47%, 03/05/2019(b)	3,500	3,492
2.60%, 02/05/2019(b)	1,630	1,629	Prudential PLC
2.70%, 02/11/2019(b)	3,000	2,998	2.62%, 04/09/2019(b)	4,000	3,980
2.70%, 03/14/2019(b)	4,220	4,207	2.65%, 04/05/2019(b)	3,500	3,484
Gotham Funding Corp					$14,949
2.60%, 02/13/2019(b)	3,500	3,497
2.60%, 03/11/2019(b)	4,000	3,989
2.81%, 03/18/2019(b)	1,240	1,236
2.81%, 03/19/2019(b)	3,400	3,388

See accompanying notes.

Schedule of Investments
Money Market Fund
January 31, 2019 (unaudited)

	Principal		Portfolio Summary (unaudited)
COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)		Sector	Percent
Machinery - Construction & Mining - 1.72%			Financial	65.00%
Caterpillar Financial Services Corp (credit			Consumer, Non-cyclical	8.67%
support from Caterpillar Inc)			Insured	7.09%
2.55%, 04/01/2019(e)	$3,000	$2,988	Utilities	4.60%
2.60%, 03/05/2019(e)	4,000	3,991	Investment Companies	3.99%
2.70%, 02/19/2019(e)	2,000	1,997	Consumer, Cyclical	3.15%
		$8,976	Asset Backed Securities	2.91%
Machinery - Diversified - 0.57%			Industrial	2.29%
John Deere Capital Corp			Basic Materials	1.24%
2.55%, 04/09/2019(b)	3,000	2,986	Energy	0.77%
Oil & Gas - 0.77%			Communications	0.59%
Chevron Corp			Other Assets and Liabilities	(0.30)%
2.49%, 02/14/2019(b)	4,000	3,996	TOTAL NET ASSETS	100.00%
Pharmaceuticals - 2.92%
Novartis Finance Corp (credit support from
Novartis AG)
2.47%, 02/11/2019(b),(e)	3,300	3,297
2.52%, 02/06/2019(b),(e)	3,500	3,499
2.55%, 02/15/2019(b),(e)	3,000	2,997
2.55%, 02/20/2019(b),(e)	3,000	2,996
Sanofi
2.57%, 03/18/2019(b)	2,500	2,492
		$15,281
REITs- 1.89%
Simon Property Group LP
2.40%, 02/01/2019(b)	3,400	3,400
2.54%, 02/22/2019(b)	3,000	2,995
2.54%, 02/27/2019(b)	3,500	3,494
		$9,889
Telecommunications - 0.59%
Telstra Corp Ltd
2.78%, 04/15/2019(b)	3,100	3,083
TOTAL COMMERCIAL PAPER		$400,907
	Maturity
REPURCHASE AGREEMENTS - 6.13%	Amount (000's) Value (000's)
Banks- 6.13%
Barclays Capital Inc Repurchase Agreement;	$16,001	$16,000
2.52% dated 01/31/2019 maturing 02/01/2019
(collateralized by US Government Security;
$16,320,035; 3.75%; dated 11/15/2043)
Merrill Lynch Repurchase Agreement; 2.54%	16,001	16,000
dated 01/31/2019 maturing 02/01/2019
(collateralized by US Government
Securities; $16,320,978; 0.00%-2.30%; dated
03/06/2020-09/15/2055)
		$32,000
TOTAL REPURCHASE AGREEMENTS		$32,000
Total Investments		$524,115
Other Assets and Liabilities - (0.30)%		(1,552)
TOTAL NET ASSETS - 100.00%		$522,563

(a)	Current yield shown is as of period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $314,190 or 60.12% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Security purchased on a when-issued basis.
(e)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f)	Security issued by foreign bank and denominated in USD.

See accompanying notes.

     Schedule of Investments Overseas Fund January 31, 2019 (unaudited)

COMMON STOCKS - 95.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.03%			Banks (continued)
Dentsu Inc	7,000	$332	Bank of East Asia Ltd/The	81,000	$273
WPP PLC	50,021	572	Bank of Ireland Group PLC	2,363,816	14,184
		$904	Bank of Queensland Ltd	25,439	188
Aerospace & Defense - 3.92%			Barclays PLC	21,031,926	43,838
Airbus SE	379,199	43,706	Bendigo & Adelaide Bank Ltd	31,038	244
BAE Systems PLC	140,685	947	BNP Paribas SA	1,150,226	54,205
Cobham PLC (a)	22,858,437	32,362	BOC Hong Kong Holdings Ltd	162,300	627
IHI Corp	3,400	108	CaixaBank SA	3,908,899	14,783
Kawasaki Heavy Industries Ltd	6,000	151	Canadian Imperial Bank of Commerce	141,413	11,990
Meggitt PLC	49,715	337	CIMB Group Holdings Bhd	13,615,200	18,742
Rolls-Royce Holdings PLC (a)	2,792,068	32,453	Commonwealth Bank of Australia	69,764	3,555
		$110,064	Credit Agricole SA	52,674	602
Agriculture - 3.55%			Credit Suisse Group AG (a)	1,771,792	21,537
British American Tobacco PLC	1,302,748	45,921	Danske Bank A/S	28,415	526
Golden Agri-Resources Ltd	411,200	78	DBS Group Holdings Ltd	27,700	494
Imperial Brands PLC	770,196	25,566	Deutsche Bank AG	77,836	692
Japan Tobacco Inc	1,109,100	28,078	DNB ASA	44,225	785
		$99,643	Fukuoka Financial Group Inc	9,400	208
Airlines - 0.92%			Hang Seng Bank Ltd	33,700	775
Deutsche Lufthansa AG	15,161	383	HSBC Holdings PLC	914,525	7,701
easyJet PLC	5,088	84	ING Groep NV	1,474,481	17,496
International Consolidated Airlines Group SA	19,261	163	Intesa Sanpaolo SpA	589,904	1,350
Japan Airlines Co Ltd	682,000	24,830	Investec PLC	43,563	280
Singapore Airlines Ltd	34,500	248	KBC Group NV	9,894	672
		$25,708	Lloyds Banking Group PLC	28,756,020	21,922
			Mediobanca Banca di Credito Finanziario SpA	39,756	346
Apparel - 0.89%			Mitsubishi UFJ Financial Group Inc	520,300	2,791
Gildan Activewear Inc	734,903	24,873	Mizuho Financial Group Inc	1,068,200	1,753
Yue Yuen Industrial Holdings Ltd	47,000	160	National Australia Bank Ltd	108,389	1,882
		$25,033	Nordea Bank Abp	120,412	1,096
Automobile Manufacturers - 0.56%			Oversea-Chinese Banking Corp Ltd	69,300	594
Bayerische Motoren Werke AG	15,617	1,316	Raiffeisen Bank International AG	9,477	251
Daimler AG	36,049	2,135	Resona Holdings Inc	2,854,800	14,424
Honda Motor Co Ltd	72,100	2,165	Royal Bank of Scotland Group PLC	191,049	606
Isuzu Motors Ltd	23,000	342	Seven Bank Ltd	6,555,200	19,527
Mazda Motor Corp	36,400	403	Skandinaviska Enskilda Banken AB	74,767	785
Mitsubishi Motors Corp	43,000	267	Societe Generale SA	35,258	1,099
Nissan Motor Co Ltd	103,000	880	Standard Chartered PLC	64,514	520
Peugeot SA	13,180	331	Sumitomo Mitsui Financial Group Inc	585,100	21,767
Renault SA	9,067	642	Sumitomo Mitsui Trust Holdings Inc	14,807	561
Subaru Corp	27,100	636	Svenska Handelsbanken AB	60,539	658
Toyota Motor Corp	101,410	6,242	Swedbank AB	41,602	945
Volkswagen AG	2,079	363	UBS Group AG (a)	152,807	1,981
		$15,722	UniCredit SpA	4,017,205	46,441
Automobile Parts & Equipment - 0.18%			United Overseas Bank Ltd	1,454,100	27,252
Aisin Seiki Co Ltd	10,400	411	Westpac Banking Corp	169,598	3,031
Bridgestone Corp	27,200	1,047			$419,424
Cie Generale des Etablissements Michelin SCA	8,021	871	Beverages - 0.93%
Continental AG	4,363	689	Coca-Cola European Partners PLC	551,097	26,221
Denso Corp	17,300	796	Building Materials - 0.57%
JTEKT Corp	13,100	170	AGC Inc/Japan	12,000	407
NGK Insulators Ltd	10,800	166	Boral Ltd	75,058	271
Nokian Renkaat OYJ	7,513	250	Cie de Saint-Gobain	21,906	756
Sumitomo Electric Industries Ltd	33,400	476	HeidelbergCement AG	6,196	429
Sumitomo Rubber Industries Ltd	10,900	152	LafargeHolcim Ltd (a)	19,248	905
Yokohama Rubber Co Ltd/The	7,600	161	LIXIL Group Corp	17,100	252
		$5,189	Sumitomo Osaka Cement Co Ltd	283,710	12,588
Banks - 14.94%			Taiheiyo Cement Corp	7,800	268
ABN AMRO Group NV (b)	19,430	485			$15,876
Akbank T.A.S.	5,316,056	7,301	Chemicals - 7.48%
Aozora Bank Ltd	7,600	234	Air Liquide SA	175,372	21,290
Arion Banki HF (b)	13,313,345	9,101	Akzo Nobel NV	441,279	37,979
Australia & New Zealand Banking Group Ltd	141,891	2,583	BASF SE	681,420	49,919
Banco Bilbao Vizcaya Argentaria SA	264,330	1,569	Covestro AG (b)	9,282	513
Banco Santander Mexico SA Institucion de Banca	5,167,400	7,707	Daicel Corp	16,800	176
Multiple Grupo Financiero Santand			Givaudan SA	4,872	11,820
Banco Santander SA	747,331	3,544	Hitachi Chemical Co Ltd	4,400	73
Bank Hapoalim BM	68,311	463	Johnson Matthey PLC	311,672	12,451
Bank Leumi Le-Israel BM	69,218	458	JSR Corp	12,300	199

See accompanying notes.

Schedule of Investments
Overseas Fund
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Chemicals (continued)			Electrical Components & Equipment - 0.04%
Linde PLC	454,878	$73,776	Brother Industries Ltd	14,300	$241
Mitsubishi Chemical Holdings Corp	56,500	486	Schneider Electric SE	12,115	862
Mitsubishi Gas Chemical Co Inc	10,300	163			$1,103
Mitsui Chemicals Inc	11,800	296	Electronics - 0.01%
Sumitomo Chemical Co Ltd	95,400	498	Nippon Electric Glass Co Ltd	5,500	153
Teijin Ltd	11,400	197	Energy - Alternate Sources - 0.00%
Tosoh Corp	16,700	237	Siemens Gamesa Renewable Energy SA (a)	9,920	141
		$210,073	Engineering & Construction - 0.61%
Commercial Services - 0.50%			ACS Actividades de Construccion y Servicios SA	11,090	459
Adecco Group AG	10,133	508	ACS Actividades de Construccion y Servicios	10,898	6
Atlantia SpA	21,821	516	SA - Rights (a)
Babcock International Group PLC	16,186	113	Auckland International Airport Ltd	40,038	204
China Merchants Port Holdings Co Ltd	4,720,151	9,360	Balfour Beatty PLC	3,411,791	12,274
Dai Nippon Printing Co Ltd	15,600	361	Bouygues SA	14,063	498
Randstad NV	7,630	368	CK Infrastructure Holdings Ltd	42,500	343
RELX PLC	112,091	2,483	Kajima Corp	28,800	410
Toppan Printing Co Ltd	15,600	255	Obayashi Corp	41,500	395
		$13,964	Shimizu Corp	23,000	196
Computers - 0.02%			Skanska AB	21,776	381
NEC Corp	16,800	565	Vinci SA	22,348	1,966
Consumer Products - 0.01%					$17,132
Societe BIC SA	1,643	165	Entertainment - 0.00%
Distribution & Wholesale - 1.86%			Sankyo Co Ltd	2,900	112
ITOCHU Corp	63,200	1,159	Food - 0.24%
Marubeni Corp	70,000	546	Aeon Co Ltd	13,800	281
Mitsubishi Corp	60,400	1,770	Aryzta AG (a)	3,141,743	3,536
Mitsui & Co Ltd	74,100	1,211	Carrefour SA	23,466	464
Sumitomo Corp	1,662,700	25,744	Colruyt SA	1,345	97
Toyota Tsusho Corp	13,700	436	ICA Gruppen AB	5,150	181
Travis Perkins PLC	1,329,611	21,371	J Sainsbury PLC	112,709	422
		$52,237	NH Foods Ltd	5,900	233
Diversified Financial Services - 1.99%			Toyo Suisan Kaisha Ltd	3,000	108
CI Financial Corp	632,400	8,514	Wesfarmers Ltd	24,971	586
Credit Saison Co Ltd	10,100	133	WH Group Ltd (b)	282,500	242
Daiwa Securities Group Inc	103,400	516	Wm Morrison Supermarkets PLC	93,586	288
Mebuki Financial Group Inc	52,800	148	Woolworths Group Ltd	20,246	433
Mitsubishi UFJ Lease & Finance Co Ltd	25,900	132			$6,871
Nomura Holdings Inc	137,500	537	Food Service - 0.80%
ORIX Corp	1,281,100	19,324	Elior Group SA (b)	1,596,753	22,477
Samsung Securities Co Ltd	362,499	10,943	Gas - 1.25%
Standard Life Aberdeen PLC (a)	4,710,570	15,573	Centrica PLC	249,952	449
		$55,820	Enagas SA	618,350	18,024
Electric - 4.21%			National Grid PLC	150,549	1,639
AGL Energy Ltd	28,888	451	Osaka Gas Co Ltd	24,000	475
AusNet Services	115,707	139	Snam SpA	2,941,980	14,049
Chubu Electric Power Co Inc	19,400	307	Tokyo Gas Co Ltd	16,800	442
Chugoku Electric Power Co Inc/The	17,800	244			$35,078
CLP Holdings Ltd	72,000	839	Hand & Machine Tools - 0.01%
EDP - Energias de Portugal SA	163,877	599	Fuji Electric Co Ltd	7,700	238
Electric Power Development Co Ltd	9,400	235	Healthcare - Products - 0.80%
Electricite de France SA	26,671	441	Koninklijke Philips NV	566,903	22,350
Endesa SA	20,336	509
Enel SpA	4,118,409	24,892	Holding Companies - Diversified - 0.11%
Engie SA	1,925,149	30,862	CK Hutchison Holdings Ltd	118,500	1,197
Fortum OYJ	839,576	19,082	Industrivarden AB	10,693	220
Iberdrola SA	279,021	2,306	Jardine Matheson Holdings Ltd	9,686	648
Kansai Electric Power Co Inc/The	31,200	475	Jardine Strategic Holdings Ltd	14,139	542
Meridian Energy Ltd	82,047	200	NWS Holdings Ltd	64,000	146
Power Assets Holdings Ltd	60,500	407	Wharf Holdings Ltd/The	77,000	233
Red Electrica Corp SA	19,175	442			$2,986
RWE AG	20,539	511	Home Builders - 0.10%
SSE PLC	2,206,622	33,922	Barratt Developments PLC	64,903	459
Terna Rete Elettrica Nazionale SpA	90,082	555	Daiwa House Industry Co Ltd	25,000	811
Tohoku Electric Power Co Inc	27,500	373	Iida Group Holdings Co Ltd	9,400	171
Tokyo Electric Power Co Holdings Inc (a)	63,800	393	Persimmon PLC	14,762	461
		$118,184	Sekisui House Ltd	27,600	412
			Taylor Wimpey PLC	209,791	455
					$2,769

See accompanying notes.

     Schedule of Investments Overseas Fund January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance - 6.18%			Machinery - Diversified - 3.86%
Admiral Group PLC	12,894	$351	Amada Holdings Co Ltd	21,800	$219
Aegon NV	114,048	588	CNH Industrial NV	1,951,183	19,178
Ageas	11,701	544	FANUC Corp	164,200	27,928
Allianz SE	19,750	4,190	GEA Group AG	753,070	20,747
Assicurazioni Generali SpA	53,928	944	KION Group AG	323,608	18,685
Aviva PLC	5,833,633	31,727	Nabtesco Corp	803,100	21,247
AXA SA	89,064	2,065	Sumitomo Heavy Industries Ltd	7,200	244
Baloise Holding AG	3,126	484	THK Co Ltd	2,800	67
CNP Assurances	10,990	250			$108,315
Dai-ichi Life Holdings Inc	47,700	775	Media - 0.40%
Direct Line Insurance Group PLC	88,034	389	Informa PLC	55,328	491
Hannover Rueck SE	3,862	557	ITV PLC	5,918,807	10,047
Japan Post Holdings Co Ltd	69,600	856	Pearson PLC	32,505	387
Legal & General Group PLC	273,806	933	ProSiebenSat.1 Media SE	14,918	266
Manulife Financial Corp	2,429,469	39,032	RTL Group SA	2,479	136
Mapfre SA	69,009	192			$11,327
MS&AD Insurance Group Holdings Inc	19,900	589	Metal Fabrication & Hardware - 0.01%
Muenchener Rueckversicherungs-Gesellschaft	3,436	767	NSK Ltd	23,000	224
AG in Muenchen			Mining - 0.72%
NN Group NV	13,997	591	Alumina Ltd	156,726	279
Poste Italiane SpA (b)	33,450	288	Anglo American PLC	50,828	1,299
Prudential PLC	2,763,872	54,050	BHP Group Ltd	45,415	1,159
Sampo Oyj	20,369	933	BHP Group PLC	453,600	10,135
Societa Cattolica di Assicurazioni SC	318,517	2,939	Glencore PLC (a)	452,334	1,839
Sompo Holdings Inc	604,200	22,781	Mitsubishi Materials Corp	6,800	195
Suncorp Group Ltd	64,119	606	Norsk Hydro ASA	55,966	259
Swiss Life Holding AG (a)	1,575	650	Rio Tinto Ltd	16,350	1,040
Swiss Re AG	14,003	1,343	Rio Tinto PLC	56,618	3,132
T&D Holdings Inc	35,600	442	South32 Ltd	225,486	577
Tokio Marine Holdings Inc	29,900	1,464	Sumitomo Metal Mining Co Ltd	15,000	434
Tryg A/S	5,029	128			$20,348
Zurich Insurance Group AG	6,954	2,183
		$173,631	Miscellaneous Manufacturers - 0.86%
			Siemens AG	211,374	23,208
Internet - 1.24%			Smiths Group PLC	8,867	168
Baidu Inc ADR(a)	200,517	34,616	Toshiba Corp	29,100	922
Yahoo Japan Corp	91,100	246			$24,298
		$34,862
Investment Companies - 0.06%			Office & Business Equipment - 0.08%
			Canon Inc	43,900	1,263
BGP Holdings PLC (a),(c),(d)	738,711	—	Konica Minolta Inc	29,000	292
EXOR NV	6,944	444	Ricoh Co Ltd	42,900	457
Investor AB	20,925	920	Seiko Epson Corp	18,000	280
Pargesa Holding SA	2,471	195			$2,292
		$1,559
Iron & Steel - 0.10%			Oil & Gas - 6.55%
			BP PLC	6,088,020	41,588
ArcelorMittal	32,045	740	Ecopetrol SA ADR	1,520,186	28,656
Fortescue Metals Group Ltd	99,681	412	Encana Corp	4,283,942	29,408
Hitachi Metals Ltd	13,700	154	Eni SpA	140,194	2,377
JFE Holdings Inc	31,400	554	Equinor ASA	46,325	1,059
Kobe Steel Ltd	19,800	159	Idemitsu Kosan Co Ltd	8,800	311
Nippon Steel & Sumitomo Metal Corp	35,500	657	Inpex Corp	1,638,800	15,753
voestalpine AG	7,337	234	JXTG Holdings Inc	143,710	785
		$2,910	Repsol SA	76,903	1,350
Leisure Products & Services - 0.76%			Royal Dutch Shell PLC - A Shares	182,172	5,647
Carnival PLC	373,190	21,115	Royal Dutch Shell PLC - B Shares	1,430,548	44,416
TUI AG	14,102	213	Showa Shell Sekiyu KK	12,000	179
		$21,328	SK Innovation Co Ltd	42,478	7,211
Lodging - 0.89%			TOTAL SA	95,059	5,211
Sands China Ltd	106,400	510			$183,951
SJM Holdings Ltd	23,228,083	24,532	Oil & Gas Services - 1.68%
		$25,042	CGG SA (a)	5,107,186	9,598
Machinery - Construction & Mining - 2.41%			Oceaneering International Inc (a)	1,239,561	19,449
ABB Ltd	2,264,474	43,343	Schlumberger Ltd	406,164	17,957
Hitachi Ltd	721,560	22,699	WorleyParsons Ltd	20,557	208
Mitsubishi Electric Corp	81,600	1,027			$47,212
Mitsubishi Heavy Industries Ltd	13,700	530	Pharmaceuticals - 6.92%
		$67,599	Alfresa Holdings Corp	4,200	116
			AstraZeneca PLC	481,754	34,899
			Bayer AG	36,969	2,802

See accompanying notes.

     Schedule of Investments Overseas Fund January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Pharmaceuticals (continued)			Software - 1.76%
Daiichi Sankyo Co Ltd	20,300	$704	DeNA Co Ltd	7,200	$127
GlaxoSmithKline PLC	1,384,218	26,888	Micro Focus International PLC	1,068,099	20,363
Medipal Holdings Corp	11,000	254	SAP SE	279,749	28,928
Mitsubishi Tanabe Pharma Corp	16,200	254			$49,418
Novartis AG	391,979	34,220	Telecommunications - 6.04%
Otsuka Holdings Co Ltd	12,600	517	BT Group PLC	372,817	1,137
Roche Holding AG	102,330	27,223	China Mobile Ltd	4,324,841	45,486
Sanofi	44,655	3,881	Deutsche Telekom AG	1,077,989	17,529
Suzuken Co Ltd/Aichi Japan	2,500	131	Eutelsat Communications SA	11,177	237
Taisho Pharmaceutical Holdings Co Ltd	1,600	163	HKT Trust & HKT Ltd	243,000	358
Takeda Pharmaceutical Co Ltd	1,523,523	61,510	KDDI Corp	1,333,900	33,327
Teva Pharmaceutical Industries Ltd ADR(a)	38,357	761	Millicom International Cellular SA	2,750	172
		$194,323	Nippon Telegraph & Telephone Corp	30,700	1,320
Pipelines - 0.92%			Nokia OYJ	223,245	1,410
Koninklijke Vopak NV	506,169	25,723	NTT DOCOMO Inc	58,400	1,403
Private Equity - 0.02%			Orange SA	88,193	1,368
3i Group PLC	44,697	499	PCCW Ltd	272,000	162
Real Estate - 0.26%			Proximus SADP	9,740	262
CK Asset Holdings Ltd	114,000	960	SES SA	23,324	475
Hang Lung Group Ltd	55,000	162	Singapore Telecommunications Ltd	360,900	812
Hang Lung Properties Ltd	129,000	282	SK Telecom Co Ltd	151,868	35,159
Henderson Land Development Co Ltd	84,580	481	Spark New Zealand Ltd	117,511	330
Hongkong Land Holdings Ltd	74,920	539	Swisscom AG	1,146	549
Hysan Development Co Ltd	39,000	203	Telecom Italia SpA/Milano (a)	730,041	406
Kerry Properties Ltd	41,500	172	Telefonica SA	206,570	1,777
Mitsui Fudosan Co Ltd	25,400	617	Telia Co AB	124,420	542
New World Development Co Ltd	391,285	617	Telstra Corp Ltd	266,517	604
Nomura Real Estate Holdings Inc	7,900	153	Vodafone Group PLC	13,517,263	24,653
Sun Hung Kai Properties Ltd	70,383	1,181			$169,478
Tokyu Fudosan Holdings Corp	38,600	210	Transportation - 2.58%
Vonovia SE	19,512	981	AP Moller - Maersk A/S - A	241	301
Wharf Real Estate Investment Co Ltd	77,000	527	Aurizon Holdings Ltd	127,419	408
Wheelock & Co Ltd	34,000	218	Central Japan Railway Co	6,500	1,405
		$7,303	ComfortDelGro Corp Ltd	48,400	84
REITs - 0.21%			Deutsche Post AG	842,662	24,889
Ascendas Real Estate Investment Trust	169,200	345	East Japan Railway Co	327,700	30,361
Covivio	2,916	298	Kamigumi Co Ltd	7,000	155
Dexus	65,126	545	Kyushu Railway Co	10,300	352
GPT Group/The	115,559	489	Mitsui OSK Lines Ltd	7,300	182
Klepierre SA	13,082	448	Nippon Yusen KK	9,900	166
Mirvac Group	237,936	417	Royal Mail PLC	57,625	203
Nippon Building Fund Inc	88	569	Seibu Holdings Inc	803,000	13,950
Scentre Group	210,779	611			$72,456
Stockland	155,867	430	Trucking & Leasing - 0.01%
Unibail-Rodamco-Westfield	6,352	1,142	AerCap Holdings NV (a)	8,079	382
United Urban Investment Corp	189	302	Water - 0.05%
Vicinity Centres	210,700	401	Severn Trent PLC	15,175	399
		$5,997	Suez	23,870	306
Retail - 2.61%			United Utilities Group PLC	43,657	477
Cie Financiere Richemont SA	375,548	25,886	Veolia Environnement SA	17,133	362
Greene King PLC	2,960,129	23,352			$1,544
Hennes & Mauritz AB	41,338	643	TOTAL COMMON STOCKS		$2,676,581
HUGO BOSS AG	301,171	21,594	INVESTMENT COMPANIES - 2.14%	Shares Held Value (000's)
Isetan Mitsukoshi Holdings Ltd	10,600	109	Money Market Funds - 2.12%
Kingfisher PLC	136,455	399	Principal Government Money Market Fund	59,543,034	59,543
Marks & Spencer Group PLC	104,029	393	2.32%(e),(f)
Next PLC	8,943	569	Principal Exchange-Traded Funds - 0.02%
Swatch Group AG/The - REG	3,577	199	Principal International Multi-Factor Index ETF (e)	4,072	370
Yamada Denki Co Ltd	40,200	198	Principal Shareholder Yield Index ETF (e)	1,097	33
		$73,342			$403
Semiconductors - 1.60%			TOTAL INVESTMENT COMPANIES		$59,946
MediaTek Inc	2,431,697	19,704
Samsung Electronics Co Ltd	603,250	25,152
		$44,856
Shipbuilding - 0.01%
Yangzijiang Shipbuilding Holdings Ltd	152,800	160

See accompanying notes.

     Schedule of Investments Overseas Fund January 31, 2019 (unaudited)

PREFERRED STOCKS - 2.37%	Shares Held Value (000's)			Portfolio Summary (unaudited)
Automobile Manufacturers - 2.37%			Country			Percent
Bayerische Motoren Werke AG 4.02%	3,562	$263	United Kingdom			25.43%
Porsche Automobil Holding SE 1.76%	6,071	395	Japan			16.99%
Volkswagen AG 3.96%	386,780	65,972	Germany			10.28%
		$66,630	France			7.36%
TOTAL PREFERRED STOCKS		$66,630	Switzerland			6.35%
Total Investments		$2,803,157	Netherlands			5.56%
Other Assets and Liabilities - 0.17%		4,883	United States			4.22%
TOTAL NET ASSETS - 100.00%		$2,808,040	Canada			4.06%
			Italy			3.38%
			Hong Kong			3.26%
(a) Non-income producing security			Korea, Republic Of			2.80%
(b)	Security exempt from registration under Rule 144A of the Securities Act of		Spain			1.62%
1933. These securities may be resold in transactions exempt from registration,			China			1.24%
normally to qualified institutional buyers. At the end of the period, the value of			Australia			1.08%
these securities totaled $33,106 or 1.18% of net assets.			Singapore			1.06%
(c)		The value of these investments was determined using significant unobservable	Colombia			1.02%
inputs.			Finland			0.81%
(d)	Fair value of these investments is determined in good faith by the Manager		Taiwan, Province Of China			0.70%
under procedures established and periodically reviewed by the Board of			Malaysia			0.67%
Directors. Certain inputs used in the valuation may be unobservable; however,			Ireland			0.51%
each security is evaluated individually for purposes of ASC 820 which results			Iceland			0.32%
in not all securities being identified as Level 3 of the fair value hierarchy. At			Mexico			0.27%
the end of the period, the fair value of these securities totaled $0 or 0.00% of			Turkey			0.26%
net assets.			Sweden			0.18%
(e)	Affiliated Security. Security is either an affiliate (and registered under the		Norway			0.08%
Investment Company Act of 1940) or an affiliate as defined by the Investment			Israel			0.07%
Company Act of 1940 (controls 5.0% or more of the outstanding voting			Luxembourg			0.07%
shares of the security). Please see affiliated sub-schedule for transactional			Belgium			0.05%
information.			Denmark			0.03%
(f) Current yield shown is as of period end.			New Zealand			0.03%
			Austria			0.02%
			Macao			0.02%
			Portugal			0.02%
			South Africa			0.01%
			Other Assets and Liabilities			0.17%
			TOTAL NET ASSETS			100.00%

Affiliated Securities	October 31, 2018			Purchases	Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%	$	75,385		$368,095	$383,937	$59,543
Principal International Multi-Factor Index ETF			—	365	—	370
Principal Shareholder Yield Index ETF			—	34	—	33
	$	75,385		$368,494	$383,937	$59,946

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%		$321 $	— $		— $	—
Principal International Multi-Factor Index ETF		1	—		—	5
Principal Shareholder Yield Index ETF		—	—		—	(1)
		$322 $	— $		— $	4
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts			Notional Amount	Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2019	Long		128	$11,700		$270
Total						$270

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2019 (unaudited)

COMMON STOCKS - 98.35%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 2.58%			Healthcare - Products - 5.93%
Boeing Co/The	33,574	$12,947	Abbott Laboratories	224,460	$16,381
Northrop Grumman Corp	83,112	22,901	Becton Dickinson and Co	83,082	20,726
Teledyne Technologies Inc (a)	38,970	8,738	Edwards Lifesciences Corp (a)	119,318	20,334
		$44,586	Medtronic PLC	218,556	19,318
Airlines - 1.40%			Thermo Fisher Scientific Inc	86,375	21,220
Alaska Air Group Inc	147,344	9,422	Varian Medical Systems Inc (a)	34,629	4,572
Delta Air Lines Inc	299,448	14,802			$102,551
		$24,224	Healthcare - Services - 2.19%
Apparel - 1.38%			UnitedHealth Group Inc	87,761	23,713
Deckers Outdoor Corp (a)	99,013	12,718	Universal Health Services Inc	106,386	14,099
NIKE Inc	137,140	11,229			$37,812
		$23,947	Home Builders - 0.90%
Automobile Manufacturers - 0.58%			Thor Industries Inc	237,898	15,492
PACCAR Inc	153,235	10,040	Insurance - 2.73%
Automobile Parts & Equipment - 0.30%			Chubb Ltd	121,785	16,204
Autoliv Inc	65,492	5,230	Fidelity National Financial Inc	532,836	19,267
Banks - 6.57%			Marsh & McLennan Cos Inc	133,396	11,764
East West Bancorp Inc	250,337	12,597			$47,235
JPMorgan Chase & Co	585,742	60,624	Internet - 8.63%
PNC Financial Services Group Inc/The	191,984	23,551	Alibaba Group Holding Ltd ADR(a)	76,754	12,932
US Bancorp	329,881	16,877	Alphabet Inc - A Shares (a)	38,357	43,186
		$113,649	Alphabet Inc - C Shares (a)	10,280	11,476
Beverages - 2.48%			Amazon.com Inc (a)	25,211	43,331
Keurig Dr Pepper Inc	563,922	15,350	Booking Holdings Inc (a)	5,636	10,330
PepsiCo Inc	244,957	27,599	Facebook Inc (a)	91,448	15,244
		$42,949	Palo Alto Networks Inc (a)	59,748	12,835
Biotechnology - 1.64%					$149,334
Biogen Inc (a)	60,007	20,029	Machinery - Diversified - 0.99%
Gilead Sciences Inc	119,184	8,344	Deere & Co	104,708	17,172
		$28,373	Media - 2.98%
Chemicals - 2.77%			Comcast Corp - Class A	462,139	16,901
Albemarle Corp	75,659	6,108	Nexstar Media Group Inc	139,622	11,654
DowDuPont Inc	223,341	12,018	Walt Disney Co/The	207,156	23,102
FMC Corp	229,094	18,282			$51,657
HB Fuller Co	232,890	11,502	Miscellaneous Manufacturers - 0.60%
		$47,910	3M Co	51,949	10,405
Commercial Services - 1.83%			Oil & Gas - 5.28%
Aaron's Inc	382,080	19,127	Chevron Corp	240,699	27,596
PayPal Holdings Inc (a)	141,675	12,575	Cimarex Energy Co	122,748	9,248
		$31,702	Royal Dutch Shell PLC - B shares ADR	569,825	35,785
Computers - 3.22%			Valero Energy Corp	214,512	18,838
Apple Inc	334,742	55,714			$91,467
Consumer Products - 1.30%			Pharmaceuticals - 4.75%
Church & Dwight Co Inc	349,286	22,567	Bristol-Myers Squibb Co	250,327	12,359
Distribution & Wholesale - 1.19%			Johnson & Johnson	187,794	24,992
KAR Auction Services Inc	394,723	20,530	Merck & Co Inc	267,772	19,930
			Pfizer Inc	588,745	24,992
Diversified Financial Services - 4.88%					$82,273
Ameriprise Financial Inc	135,575	17,164
Charles Schwab Corp/The	378,154	17,686	REITs - 3.99%
Discover Financial Services	434,460	29,322	Alexandria Real Estate Equities Inc	255,399	33,639
Visa Inc	149,913	20,240	American Tower Corp	83,323	14,401
		$84,412	Simon Property Group Inc	115,429	21,022
					$69,062
Electric - 3.11%			Retail - 3.42%
NextEra Energy Inc	166,465	29,794
Xcel Energy Inc	457,954	23,978	Chipotle Mexican Grill Inc (a)	13,554	7,178
		$53,772	Costco Wholesale Corp	65,131	13,979
			Home Depot Inc/The	79,078	14,513
Environmental Control - 0.79%			Lululemon Athletica Inc (a)	116,429	17,210
Waste Connections Inc	164,130	13,715	Starbucks Corp	93,056	6,341
Food - 1.06%					$59,221
McCormick & Co Inc/MD	90,873	11,236	Semiconductors - 3.14%
Tyson Foods Inc	115,205	7,133	Broadcom Inc	58,460	15,682
		$18,369	Lam Research Corp	78,916	13,383
Hand & Machine Tools - 0.49%			Microchip Technology Inc	235,323	18,913
Snap-on Inc	51,260	8,509	NVIDIA Corp	44,239	6,359
					$54,337

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)			(a)	Non-income producing security
Software - 8.71%				(b)		Affiliated Security. Security is either an affiliate (and registered under the
Adobe Inc (a)	77,075		$19,101	Investment Company Act of 1940) or an affiliate as defined by the Investment
Black Knight Inc (a)	196,855		9,683	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Fair Isaac Corp (a)	55,995		12,610	shares of the security). Please see affiliated sub-schedule for transactional
Fidelity National Information Services Inc	123,692		12,929	information.
Microsoft Corp	646,367		67,500	(c)	Current yield shown is as of period end.
Omnicell Inc (a)	133,519		8,696
Red Hat Inc (a)	48,694		8,660		Portfolio Summary (unaudited)
ServiceNow Inc (a)	52,735		11,603	Sector		Percent
			$150,782	Consumer, Non-cyclical		21.18%
Telecommunications - 4.44%				Financial		18.17%
Arista Networks Inc (a)	39,405		8,463	Communications		16.05%
AT&T Inc	117,018		3,518	Technology		15.07%
Cisco Systems Inc	634,369		29,999	Consumer, Cyclical		10.23%
T-Mobile US Inc (a)	249,970		17,403	Industrial		6.49%
Verizon Communications Inc	318,248		17,523	Energy		5.28%
			$76,906	Utilities		3.11%
Toys, Games & Hobbies - 1.06%				Basic Materials		2.77%
Hasbro Inc	201,713		18,267	Investment Companies		2.06%
Transportation - 1.04%				Other Assets and Liabilities		(0.41)%
Expeditors International of Washington Inc	126,214		8,747	TOTAL NET ASSETS		100.00%
Union Pacific Corp	58,384		9,287
			$18,034
TOTAL COMMON STOCKS			$1,702,205
INVESTMENT COMPANIES - 2.06%	Shares Held Value (000's)
Money Market Funds - 2.06%
Principal Government Money Market Fund	35,738,196		35,738
2.32%(b),(c)
TOTAL INVESTMENT COMPANIES			$35,738
Total Investments			$1,737,943
Other Assets and Liabilities - (0.41)%			(7,071)
TOTAL NET ASSETS - 100.00%			$1,730,872

Affiliated Securities	October 31, 2018			Purchases	Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%			$45,435	$231,698	$241,395	$35,738
			$45,435	$231,698	$241,395	$35,738

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income			on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.32%	$201	$		— $	— $	—
	$201	$		— $	— $	—
Amounts in thousands

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2010 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.49%
Blue Chip Fund (a)	1,040,644	$22,946
Diversified Real Asset Fund (a)	1,255,537	13,849
Global Multi-Strategy Fund (a)	4,375,003	45,238
International Small Company Fund (a)	939,936	9,540
LargeCap Growth Fund I (a)	1,611,996	22,778
MidCap Fund (a)	762,801	18,856
MidCap Value Fund III (a)	642,720	11,042
SmallCap Growth Fund I (a)	509,130	6,252
SmallCap Value Fund II (a)	564,089	5,624
		$156,125
Principal Funds, Inc. Institutional Class - 79.52%
Bond Market Index Fund (a)	6,764,708	72,721
Core Plus Bond Fund (a)	13,519,167	142,627
Diversified International Fund (a)	2,600,910	30,040
Equity Income Fund (a)	598,760	17,777
High Yield Fund I (a)	7,449,354	69,800
Inflation Protection Fund (a)	5,023,042	41,540
LargeCap S&P 500 Index Fund (a)	2,401,414	40,320
LargeCap Value Fund III (a)	1,198,345	18,347
Overseas Fund (a)	3,281,590	30,158
Short-Term Income Fund (a)	11,803,709	142,589
		$605,919
TOTAL INVESTMENT COMPANIES		$762,044
Total Investments		$762,044
Other Assets and Liabilities - (0.01)%		(100)
TOTAL NET ASSETS - 100.00%		$761,944

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	61.59%
Domestic Equity Funds	21.51%
International Equity Funds	9.15%
Specialty Funds	7.76%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases	Sales	January 31, 2019
	Value	Cost	Proceeds		Value
Blue Chip Fund	$23,411	$1,664	$1,434		$22,946
Bond Market Index Fund	76,340	2,196	6,510		72,721
Core Plus Bond Fund	149,993	1,940	12,054		142,627
Diversified International Fund	32,365	2,165	2,772		30,040
Diversified Real Asset Fund	15,087	555	1,557		13,849
Equity Income Fund	18,930	1,048	1,433		17,777
Global Multi-Strategy Fund	48,799	3,127	3,706		45,238
High Yield Fund I	74,700	1,443	5,639		69,800
Inflation Protection Fund	43,969	1,434	3,551		41,540
International Small Company Fund	10,432	854	903		9,540
LargeCap Growth Fund I	23,482	2,627	1,432		22,778
LargeCap S&P 500 Index Fund	43,043	2,909	2,865		40,320
LargeCap Value Fund III	19,798	1,899	1,433		18,347
MidCap Fund	19,545	2,048	1,370		18,856
MidCap Value Fund III	11,821	939	996		11,042
Overseas Fund	32,928	2,886	2,772		30,158
Short-Term Income Fund	151,134	1,503	10,994		142,589
SmallCap Growth Fund I	6,624	877	436		6,252
SmallCap Value Fund II	6,099	945	435		5,624
	$808,500	$33,059	$62,292		$762,044

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$3 $	192		$1,586	$(887)
Bond Market Index Fund	1,857	16		—	679
Core Plus Bond Fund	1,312	(31)		—	2,779
Diversified International Fund	582	(305)		1,438	(1,413)
Diversified Real Asset Fund	474	87		—	(323)
Equity Income Fund	256	229		717	(997)
Global Multi-Strategy Fund	1,923	20		1,011	(3,002)
High Yield Fund I	1,148	(189)		—	(515)
Inflation Protection Fund	1,249	42		—	(354)
International Small Company Fund	290	9		517	(852)
LargeCap Growth Fund I	127	308		2,426	(2,207)
LargeCap S&P 500 Index Fund	833	471		1,927	(3,238)
LargeCap Value Fund III	532	126		1,291	(2,043)
MidCap Fund	65	258		1,912	(1,625)
MidCap Value Fund III	244	3		643	(725)
Overseas Fund	887	133		1,855	(3,017)
Short-Term Income Fund	930	(4)		—	950
SmallCap Growth Fund I	91	80		764	(893)
SmallCap Value Fund II	168	64		754	(1,049)
	$12,971 $	1,509		$16,841	$(18,732)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2015 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 23.40%
Blue Chip Fund (a)	705,974	$15,567
Diversified Real Asset Fund (a)	663,545	7,319
Global Multi-Strategy Fund (a)	2,158,939	22,323
International Small Company Fund (a)	672,789	6,829
LargeCap Growth Fund I (a)	1,110,384	15,690
MidCap Fund (a)	522,484	12,916
MidCap Value Fund III (a)	462,059	7,938
SmallCap Growth Fund I (a)	393,730	4,835
SmallCap Value Fund II (a)	425,647	4,243
		$97,660
Principal Funds, Inc. Institutional Class - 76.61%
Bond Market Index Fund (a)	3,391,463	36,458
Core Plus Bond Fund (a)	6,928,059	73,091
Diversified International Fund (a)	1,808,718	20,891
Equity Income Fund (a)	419,352	12,451
High Yield Fund I (a)	3,770,167	35,327
Inflation Protection Fund (a)	2,486,139	20,560
LargeCap S&P 500 Index Fund (a)	1,624,608	27,277
LargeCap Value Fund III (a)	833,922	12,767
Overseas Fund (a)	2,283,358	20,984
Short-Term Income Fund (a)	4,965,871	59,988
		$319,794
TOTAL INVESTMENT COMPANIES		$417,454
Total Investments		$417,454
Other Assets and Liabilities - (0.01)%		(49)
TOTAL NET ASSETS - 100.00%		$417,405

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	54.00%
Domestic Equity Funds	27.23%
International Equity Funds	11.68%
Specialty Funds	7.10%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases	Sales	January 31, 2019
	Value	Cost	Proceeds		Value
Blue Chip Fund	$17,370 $	1,217	$2,401		$15,567
Bond Market Index Fund	42,785	1,181	7,854		36,458
Core Plus Bond Fund	85,319	1,009	14,691		73,091
Diversified International Fund	25,337	1,656	4,597		20,891
Diversified Real Asset Fund	9,232	325	2,034		7,319
Equity Income Fund	14,728	798	2,401		12,451
Global Multi-Strategy Fund	26,619	1,670	4,313		22,323
High Yield Fund I	41,835	753	6,755		35,327
Inflation Protection Fund	24,191	761	4,192		20,560
International Small Company Fund	8,447	677	1,546		6,829
LargeCap Growth Fund I	17,674	1,953	2,401		15,690
LargeCap S&P 500 Index Fund	32,096	2,132	4,720		27,277
LargeCap Value Fund III	15,271	1,441	2,400		12,767
MidCap Fund	14,795	1,528	2,279		12,916
MidCap Value Fund III	9,577	746	1,710		7,938
Overseas Fund	25,774	2,215	4,599		20,984
Short-Term Income Fund	69,821	629	10,865		59,988
SmallCap Growth Fund I	5,650	739	815		4,835
SmallCap Value Fund II	5,134	785	813		4,243
	$491,655 $	22,215	$81,386		$417,454

		Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$2	$326		$1,167	$(945)
Bond Market Index Fund	1,028	(61)		—	407
Core Plus Bond Fund	721	(261)		—	1,715
Diversified International Fund	450	562		1,116	(2,067)
Diversified Real Asset Fund	285	(229)		—	25
Equity Income Fund	197	537		553	(1,211)
Global Multi-Strategy Fund	1,039	14		547	(1,667)
High Yield Fund I	621	(311)		—	(195)
Inflation Protection Fund	679	(2)		—	(198)
International Small Company Fund	233	12		415	(761)
LargeCap Growth Fund I	94	390		1,812	(1,926)
LargeCap S&P 500 Index Fund	614	1,483		1,425	(3,714)
LargeCap Value Fund III	407	139		988	(1,684)
MidCap Fund	49	325		1,435	(1,453)
MidCap Value Fund III	196	(25)		516	(650)
Overseas Fund	686	(35)		1,439	(2,371)
Short-Term Income Fund	416	(9)		—	412
SmallCap Growth Fund I	77	94		647	(833)
SmallCap Value Fund II	140	68		629	(931)
	$7,934	$3,017		$12,689	$(18,047)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2020 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 27.07%
Blue Chip Fund (a)	8,596,038	$189,543
Diversified Real Asset Fund (a)	6,771,731	74,692
Global Multi-Strategy Fund (a)	18,994,655	196,405
International Small Company Fund (a)	8,449,422	85,761
LargeCap Growth Fund I (a)	13,736,800	194,101
MidCap Fund (a)	6,396,851	158,130
MidCap Value Fund III (a)	5,996,140	103,014
SmallCap Growth Fund I (a)	4,704,893	57,776
SmallCap Value Fund II (a)	5,077,438	50,622
		$1,110,044
Principal Funds, Inc. Institutional Class - 72.94%
Bond Market Index Fund (a)	30,542,416	328,331
Core Plus Bond Fund (a)	62,059,409	654,727
Diversified International Fund (a)	23,947,978	276,599
Equity Income Fund (a)	5,217,209	154,899
High Yield Fund I (a)	32,353,460	303,152
Inflation Protection Fund (a)	18,677,228	154,461
LargeCap S&P 500 Index Fund (a)	19,859,801	333,446
LargeCap Value Fund III (a)	10,174,246	155,768
Overseas Fund (a)	29,859,955	274,413
Short-Term Income Fund (a)	29,439,684	355,631
		$2,991,427
TOTAL INVESTMENT COMPANIES		$4,101,471
Total Investments		$4,101,471
Other Assets and Liabilities - (0.01)%		(424)
TOTAL NET ASSETS - 100.00%		$4,101,047

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	43.80%
Domestic Equity Funds	34.08%
International Equity Funds	15.52%
Specialty Funds	6.61%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases	Sales	January 31, 2019
	Value	Cost	Proceeds		Value
Blue Chip Fund	$195,709	$13,473	$13,481		$189,543
Bond Market Index Fund	349,407	8,755	32,976		328,331
Core Plus Bond Fund	696,760	6,438	61,212		654,727
Diversified International Fund	299,992	19,124	26,052		276,599
Diversified Real Asset Fund	82,549	2,672	9,110		74,692
Equity Income Fund	166,697	8,739	13,481		154,899
Global Multi-Strategy Fund	214,068	13,104	17,489		196,405
High Yield Fund I	328,009	5,203	26,780		303,152
Inflation Protection Fund	165,441	4,820	14,574		154,461
International Small Company Fund	94,340	7,449	8,199		85,761
LargeCap Growth Fund I	202,127	22,241	13,481		194,101
LargeCap S&P 500 Index Fund	360,798	23,478	26,963		333,446
LargeCap Value Fund III	170,188	15,910	13,481		155,768
MidCap Fund	165,671	16,998	12,571		158,130
MidCap Value Fund III	111,245	8,511	9,655		103,014
Overseas Fund	301,954	25,614	26,051		274,413
Short-Term Income Fund	380,809	2,508	30,060		355,631
SmallCap Growth Fund I	61,836	8,083	4,372		57,776
SmallCap Value Fund II	55,625	8,525	4,373		50,622
	$4,403,225	$221,645	$364,361		$4,101,471

		Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$25	$1,170		$13,377	$(7,328)
Bond Market Index Fund	8,580	103		—	3,042
Core Plus Bond Fund	6,114	(110)		—	12,851
Diversified International Fund	5,457	143		13,529	(16,608)
Diversified Real Asset Fund	2,623	114		—	(1,533)
Equity Income Fund	2,280	1,777		6,387	(8,833)
Global Multi-Strategy Fund	8,525	53		4,486	(13,331)
High Yield Fund I	5,062	(924)		—	(2,356)
Inflation Protection Fund	4,743	(3)		—	(1,223)
International Small Company Fund	2,662	(18)		4,744	(7,811)
LargeCap Growth Fund I	1,098	1,757		21,072	(18,543)
LargeCap S&P 500 Index Fund	7,032	(459)		16,304	(23,408)
LargeCap Value Fund III	4,618	652		11,221	(17,501)
MidCap Fund	555	226		16,376	(12,194)
MidCap Value Fund III	2,325	(55)		6,135	(7,032)
Overseas Fund	8,225	(7)		17,252	(27,097)
Short-Term Income Fund	2,349	(12)		—	2,386
SmallCap Growth Fund I	854	513		7,206	(8,284)
SmallCap Value Fund II	1,549	(7)		6,952	(9,148)
	$74,676	$4,913	$145,041		$(163,951)
Amounts in thousands

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2025 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30.31%
Blue Chip Fund (a)	3,438,776	$75,825
Diversified Real Asset Fund (a)	2,485,194	27,412
Global Multi-Strategy Fund (a)	6,222,036	64,336
International Small Company Fund (a)	3,492,736	35,451
LargeCap Growth Fund I (a)	6,136,565	86,709
MidCap Fund (a)	2,752,238	68,035
MidCap Value Fund III (a)	2,558,558	43,956
SmallCap Growth Fund I (a)	2,109,025	25,899
SmallCap Value Fund II (a)	2,249,042	22,423
		$450,046
Principal Funds, Inc. Institutional Class - 69.70%
Bond Market Index Fund (a)	10,177,187	109,405
Core Plus Bond Fund (a)	20,835,190	219,811
Diversified International Fund (a)	10,343,539	119,468
Equity Income Fund (a)	2,235,691	66,378
High Yield Fund I (a)	10,378,863	97,250
Inflation Protection Fund (a)	4,848,616	40,098
LargeCap S&P 500 Index Fund (a)	8,329,667	139,855
LargeCap Value Fund III (a)	4,348,992	66,583
Overseas Fund (a)	12,890,551	118,464
Short-Term Income Fund (a)	4,768,436	57,603
		$1,034,915
TOTAL INVESTMENT COMPANIES		$1,484,961
Total Investments		$1,484,961
Other Assets and Liabilities - (0.01)%		(139)
TOTAL NET ASSETS - 100.00%		$1,484,822

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	40.11%
Fixed Income Funds	35.30%
International Equity Funds	18.42%
Specialty Funds	6.18%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases		Sales	January 31, 2019
	Value	Cost		Proceeds		Value
Blue Chip Fund	$78,300	$5,931		$5,891		$75,825
Bond Market Index Fund	115,487	3,870		10,989		109,405
Core Plus Bond Fund	232,015	3,922		20,389		219,811
Diversified International Fund	128,670	9,251		11,320		119,468
Diversified Real Asset Fund	29,983	1,269		3,309		27,412
Equity Income Fund	71,050	4,263		5,892		66,378
Global Multi-Strategy Fund	69,590	4,785		5,693		64,336
High Yield Fund I	104,386	2,402		8,475		97,250
Inflation Protection Fund	42,672	1,588		3,839		40,098
International Small Company Fund	38,755	3,383		3,443		35,451
LargeCap Growth Fund I	89,657	10,435		5,893		86,709
LargeCap S&P 500 Index Fund	150,617	10,868		11,585		139,855
LargeCap Value Fund III	72,375	7,322		5,893		66,583
MidCap Fund	70,906	7,798		5,494		68,035
MidCap Value Fund III	47,242	4,008		4,237		43,956
Overseas Fund	129,458	12,052		11,321		118,464
Short-Term Income Fund	61,167	818		4,766		57,603
SmallCap Growth Fund I	27,577	3,800		1,985		25,899
SmallCap Value Fund II	24,525	3,956		1,987		22,423
	$1,584,432	$101,721		$132,401		$1,484,961

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$10	$343			$5,377	$(2,858)
Bond Market Index Fund	2,856	(41)			—	1,078
Core Plus Bond Fund	2,041	(152)			—	4,415
Diversified International Fund	2,362	8			5,845	(7,141)
Diversified Real Asset Fund	964	(273)			—	(258)
Equity Income Fund	979	169			2,740	(3,212)
Global Multi-Strategy Fund	2,792	18			1,468	(4,364)
High Yield Fund I	1,620	(367)			—	(696)
Inflation Protection Fund	1,234	(21)			—	(302)
International Small Company Fund	1,103	(24)			1,963	(3,220)
LargeCap Growth Fund I	490	(26)			9,401	(7,464)
LargeCap S&P 500 Index Fund	2,952	(40)			6,847	(10,005)
LargeCap Value Fund III	1,976	180			4,802	(7,401)
MidCap Fund	239	5			7,052	(5,180)
MidCap Value Fund III	994	(44)			2,624	(3,013)
Overseas Fund	3,557	(13)			7,451	(11,712)
Short-Term Income Fund	378	(4)			—	388
SmallCap Growth Fund I	383	3			3,233	(3,496)
SmallCap Value Fund II	687	(5)			3,085	(4,066)
	$27,617	$(284	) $		61,888	$(68,507)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2030 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35.33%
Blue Chip Fund (a)	7,416,104	$163,525
Diversified Real Asset Fund (a)	8,962,334	98,855
Global Multi-Strategy Fund (a)	21,163,057	218,826
International Emerging Markets Fund (a)	2,190,368	53,664
International Small Company Fund (a)	14,704,600	149,252
LargeCap Growth Fund I (a)	34,180,440	482,970
MidCap Fund (a)	11,187,782	276,562
MidCap Value Fund III (a)	10,881,900	186,951
Origin Emerging Markets Fund (a)	5,230,563	53,299
SmallCap Growth Fund I (a)	8,227,470	101,033
SmallCap Value Fund II (a)	8,920,103	88,933
		$1,873,870
Principal Funds, Inc. Institutional Class - 64.68%
Bond Market Index Fund (a)	30,912,502	332,309
Core Plus Bond Fund (a)	64,149,066	676,773
Diversified International Fund (a)	38,663,882	446,568
Equity Income Fund (a)	4,851,650	144,045
High Yield Fund I (a)	30,143,406	282,444
Inflation Protection Fund (a)	13,183,625	109,029
LargeCap S&P 500 Index Fund (a)	35,008,427	587,791
LargeCap Value Fund III (a)	26,697,230	408,735
Overseas Fund (a)	48,206,745	443,020
		$3,430,714
TOTAL INVESTMENT COMPANIES		$5,304,584
Total Investments		$5,304,584
Other Assets and Liabilities - (0.01)%		(537)
TOTAL NET ASSETS - 100.00%		$5,304,047

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46.02%
Fixed Income Funds	26.40%
International Equity Funds	21.60%
Specialty Funds	5.99%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases		Sales	January 31, 2019
	Value	Cost		Proceeds		Value
Blue Chip Fund	$164,220	$11,774		$7,562		$163,525
Bond Market Index Fund	341,292	9,803		21,943		332,309
Core Plus Bond Fund	695,826	8,715		40,773		676,773
Diversified International Fund	466,115	31,351		26,094		446,568
Diversified Real Asset Fund	104,066	3,806		7,413		98,855
Equity Income Fund	149,409	8,295		7,563		144,045
Global Multi-Strategy Fund	230,405	14,858		12,157		218,826
High Yield Fund I	295,157	5,591		15,567		282,444
Inflation Protection Fund	112,693	3,664		6,524		109,029
International Emerging Markets Fund	53,241	1,923		2,966		53,664
International Small Company Fund	157,884	13,041		8,895		149,252
LargeCap Growth Fund I	490,097	55,409		22,537		482,970
LargeCap S&P 500 Index Fund	616,104	41,970		30,394		587,791
LargeCap Value Fund III	431,756	41,831		22,535		408,735
MidCap Fund	280,446	29,693		13,789		276,562
MidCap Value Fund III	194,246	15,558		10,971		186,951
Origin Emerging Markets Fund	53,400	1,069		2,966		53,299
Overseas Fund	469,048	41,504		26,096		443,020
SmallCap Growth Fund I	104,839	14,048		4,894		101,033
SmallCap Value Fund II	94,414	14,824		4,893		88,933
	$5,504,658	$368,727		$296,532		$5,304,584

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$21	$646			$11,281	$(5,553)
Bond Market Index Fund	8,436	16			—	3,141
Core Plus Bond Fund	6,175	56			—	12,949
Diversified International Fund	8,554	(11)			21,171	(24,793)
Diversified Real Asset Fund	3,344	(364)			—	(1,240)
Equity Income Fund	2,059	219			5,764	(6,315)
Global Multi-Strategy Fund	9,241	(13)			4,860	(14,267)
High Yield Fund I	4,622	(466)			—	(2,271)
Inflation Protection Fund	3,258	(10)			—	(794)
International Emerging Markets Fund	619	6			1,120	1,460
International Small Company Fund	4,492	8			7,996	(12,786)
LargeCap Growth Fund I	2,675	(97)			51,330	(39,902)
LargeCap S&P 500 Index Fund	12,076	(120)			28,001	(39,769)
LargeCap Value Fund III	11,786	(30)			28,641	(42,287)
MidCap Fund	946	69			27,888	(19,857)
MidCap Value Fund III	4,088	(34)			10,786	(11,848)
Origin Emerging Markets Fund	884	(57)			—	1,853
Overseas Fund	12,888	40			26,990	(41,476)
SmallCap Growth Fund I	1,456	25			12,287	(12,985)
SmallCap Value Fund II	2,646	5			11,874	(15,417)
	$100,266	$(112	) $	249,989		$(272,157)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2035 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 28.94%
Blue Chip Fund (a)	1,762,128	$38,855
International Emerging Markets Fund (a)	606,432	14,858
International Small Company Fund (a)	3,449,511	35,013
LargeCap Growth Fund I (a)	8,144,816	115,086
MidCap Value Fund III (a)	2,864,972	49,220
Origin Emerging Markets Fund (a)	1,419,905	14,469
Real Estate Securities Fund (a)	988,135	24,061
SmallCap Growth Fund I (a)	1,912,150	23,481
SmallCap Value Fund II (a)	2,163,821	21,573
		$336,616
Principal Funds, Inc. Institutional Class - 71.07%
Bond Market Index Fund (a)	6,901,997	74,196
Core Plus Bond Fund (a)	14,500,627	152,982
Diversified International Fund (a)	9,253,365	106,876
Equity Income Fund (a)	1,168,093	34,681
High Yield Fund I (a)	5,609,771	52,564
LargeCap S&P 500 Index Fund (a)	8,437,866	141,672
LargeCap Value Fund III (a)	6,577,680	100,704
MidCap Growth Fund III (a)	5,339,131	56,007
Overseas Fund (a)	11,658,203	107,139
		$826,821
TOTAL INVESTMENT COMPANIES		$1,163,437
Total Investments		$1,163,437
Other Assets and Liabilities - (0.01)%		(96)
TOTAL NET ASSETS - 100.00%		$1,163,341

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.03%
Fixed Income Funds	24.05%
International Equity Funds	23.93%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases	Sales	January 31, 2019
	Value	Cost	Proceeds		Value
Blue Chip Fund	$39,638	$3,118	$2,663		$38,855
Bond Market Index Fund	77,544	2,938	6,990		74,196
Core Plus Bond Fund	159,705	3,303	12,982		152,982
Diversified International Fund	113,893	8,646	9,415		106,876
Equity Income Fund	36,577	2,306	2,663		34,681
High Yield Fund I	55,739	1,466	4,089		52,564
International Emerging Markets Fund	15,031	672	1,235		14,858
International Small Company Fund	37,834	3,453	3,138		35,013
LargeCap Growth Fund I	118,737	14,263	8,036		115,086
LargeCap S&P 500 Index Fund	150,996	11,396	10,746		141,672
LargeCap Value Fund III	108,164	11,309	8,037		100,704
MidCap Growth Fund III	58,666	6,368	4,281		56,007
MidCap Value Fund III	52,196	4,624	4,280		49,220
Origin Emerging Markets Fund	14,810	426	1,236		14,469
Overseas Fund	115,745	11,228	9,415		107,139
Real Estate Securities Fund	24,496	907	2,378		24,061
SmallCap Growth Fund I	24,855	3,516	1,760		23,481
SmallCap Value Fund II	23,343	3,849	1,760		21,573
	$1,227,969	$93,788	$95,104		$1,163,437

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$5	$130		$2,725	$(1,368)
Bond Market Index Fund	1,918	3		—	701
Core Plus Bond Fund	1,410	(26)		—	2,982
Diversified International Fund	2,096	(1)		5,176	(6,247)
Equity Income Fund	505	58		1,412	(1,597)
High Yield Fund I	870	(17)		—	(535)
International Emerging Markets Fund	175	(5)		316	395
International Small Company Fund	1,078	(15)		1,917	(3,121)
LargeCap Growth Fund I	648	507		12,443	(10,385)
LargeCap S&P 500 Index Fund	2,961	(56)		6,868	(9,918)
LargeCap Value Fund III	2,955	(49)		7,182	(10,683)
MidCap Growth Fund III	797	27		4,948	(4,773)
MidCap Value Fund III	1,099	(34)		2,901	(3,286)
Origin Emerging Markets Fund	246	(14)		—	483
Overseas Fund	3,190	3		6,665	(10,422)
Real Estate Securities Fund	194	(44)		366	1,080
SmallCap Growth Fund I	345	59		2,914	(3,189)
SmallCap Value Fund II	655	(6)		2,938	(3,853)
	$21,147	$520		$58,771	$(63,736)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2040 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 31.26%
Blue Chip Fund (a)	5,903,190	$130,165
International Emerging Markets Fund (a)	2,125,297	52,070
International Small Company Fund (a)	11,115,316	112,820
LargeCap Growth Fund I (a)	27,303,126	385,793
MidCap Value Fund III (a)	10,018,513	172,118
Origin Emerging Markets Fund (a)	4,996,923	50,919
Real Estate Securities Fund (a)	3,108,853	75,701
SmallCap Growth Fund I (a)	6,386,984	78,432
SmallCap Value Fund II (a)	7,290,264	72,684
		$1,130,702
Principal Funds, Inc. Institutional Class - 68.75%
Bond Market Index Fund (a)	15,190,518	163,298
Core Plus Bond Fund (a)	33,421,608	352,598
Diversified International Fund (a)	30,896,482	356,854
Equity Income Fund (a)	3,955,208	117,430
High Yield Fund I (a)	13,849,480	129,770
LargeCap S&P 500 Index Fund (a)	28,366,690	476,277
LargeCap Value Fund III (a)	22,200,132	339,884
MidCap Growth Fund III (a)	18,347,486	192,465
Overseas Fund (a)	38,926,697	357,736
		$2,486,312
TOTAL INVESTMENT COMPANIES		$3,617,014
Total Investments		$3,617,014
Other Assets and Liabilities - (0.01)%		(411)
TOTAL NET ASSETS - 100.00%		$3,616,603

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.43%
International Equity Funds	25.73%
Fixed Income Funds	17.85%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases	Sales	January 31, 2019
	Value	Cost	Proceeds		Value
Blue Chip Fund	$130,467	$9,629	$6,007		$130,165
Bond Market Index Fund	167,494	5,288	11,030		163,298
Core Plus Bond Fund	361,088	5,315	20,583		352,598
Diversified International Fund	371,582	25,941	20,780		356,854
Equity Income Fund	121,423	7,001	6,008		117,430
High Yield Fund I	134,913	2,806	6,698		129,770
International Emerging Markets Fund	51,526	1,982	2,856		52,070
International Small Company Fund	119,051	10,149	6,697		112,820
LargeCap Growth Fund I	390,789	45,076	18,024		385,793
LargeCap S&P 500 Index Fund	497,796	34,990	24,129		476,277
LargeCap Value Fund III	357,641	35,491	18,023		339,884
MidCap Growth Fund III	197,585	20,424	9,848		192,465
MidCap Value Fund III	178,222	14,723	9,848		172,118
Origin Emerging Markets Fund	50,926	1,139	2,856		50,919
Overseas Fund	377,650	34,399	20,780		357,736
Real Estate Securities Fund	75,010	2,227	4,923		75,701
SmallCap Growth Fund I	81,373	11,111	3,939		78,432
SmallCap Value Fund II	76,956	12,293	3,940		72,684
	$3,741,492	$279,984	$196,969		$3,617,014

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$17	$328		$8,999	$(4,252)
Bond Market Index Fund	4,163	6		—	1,540
Core Plus Bond Fund	3,216	(25)		—	6,803
Diversified International Fund	6,859	37		16,963	(19,926)
Equity Income Fund	1,682	164		4,706	(5,150)
High Yield Fund I	2,122	2		—	(1,253)
International Emerging Markets Fund	602	(38)		1,089	1,456
International Small Company Fund	3,405	12		6,060	(9,695)
LargeCap Growth Fund I	2,141	1,580		41,096	(33,628)
LargeCap S&P 500 Index Fund	9,803	(40)		22,727	(32,340)
LargeCap Value Fund III	9,812	23		23,840	(35,248)
MidCap Growth Fund III	2,694	—		16,726	(15,696)
MidCap Value Fund III	3,771	(3)		9,948	(10,976)
Origin Emerging Markets Fund	848	(109)		—	1,819
Overseas Fund	10,437	(56)		21,842	(33,477)
Real Estate Securities Fund	598	(87)		1,127	3,474
SmallCap Growth Fund I	1,135	197		9,574	(10,310)
SmallCap Value Fund II	2,167	(18)		9,724	(12,607)
	$65,472	$1,973	$194,421		$(209,466)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2045 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33.01%
Blue Chip Fund (a)	1,423,361	$31,385
International Emerging Markets Fund (a)	522,776	12,808
International Small Company Fund (a)	2,600,142	26,391
LargeCap Growth Fund I (a)	6,644,878	93,892
MidCap Value Fund III (a)	2,484,818	42,689
Origin Emerging Markets Fund (a)	1,228,930	12,523
Real Estate Securities Fund (a)	718,993	17,507
SmallCap Growth Fund I (a)	1,610,954	19,783
SmallCap Value Fund II (a)	1,806,211	18,008
		$274,986
Principal Funds, Inc. Institutional Class - 67.00%
Bond Market Index Fund (a)	2,453,195	26,372
Core Plus Bond Fund (a)	5,628,301	59,379
Diversified International Fund (a)	7,619,282	88,003
Equity Income Fund (a)	958,054	28,445
High Yield Fund I (a)	2,263,189	21,206
LargeCap S&P 500 Index Fund (a)	6,879,576	115,508
LargeCap Value Fund III (a)	5,437,241	83,244
MidCap Growth Fund III (a)	4,558,269	47,816
Overseas Fund (a)	9,595,595	88,183
		$558,156
TOTAL INVESTMENT COMPANIES		$833,142
Total Investments		$833,142
Other Assets and Liabilities - (0.01)%		(73)
TOTAL NET ASSETS - 100.00%		$833,069

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.81%
International Equity Funds	27.35%
Fixed Income Funds	12.85%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases	Sales	January 31, 2019
	Value	Cost	Proceeds		Value
Blue Chip Fund	$31,586	$2,608	$1,834		$31,385
Bond Market Index Fund	27,338	1,248	2,464		26,372
Core Plus Bond Fund	61,199	1,592	4,555		59,379
Diversified International Fund	92,073	7,403	6,447		88,003
Equity Income Fund	29,536	1,979	1,833		28,445
High Yield Fund I	22,131	665	1,376		21,206
International Emerging Markets Fund	12,733	623	887		12,808
International Small Company Fund	27,995	2,686	1,977		26,391
LargeCap Growth Fund I	95,519	11,864	5,560		93,892
LargeCap S&P 500 Index Fund	121,299	9,655	7,450		115,508
LargeCap Value Fund III	87,968	9,572	5,560		83,244
MidCap Growth Fund III	49,297	5,559	3,065		47,816
MidCap Value Fund III	44,425	4,132	3,066		42,689
Origin Emerging Markets Fund	12,586	415	888		12,523
Overseas Fund	93,545	9,502	6,448		88,183
Real Estate Securities Fund	17,451	732	1,433		17,507
SmallCap Growth Fund I	20,604	3,000	1,232		19,783
SmallCap Value Fund II	19,161	3,250	1,231		18,008
	$866,446	$76,485	$57,306		$833,142

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$4	$63		$2,182	$(1,038)
Bond Market Index Fund	681	1		—	249
Core Plus Bond Fund	544	(5)		—	1,148
Diversified International Fund	1,708	(3)		4,211	(5,023)
Equity Income Fund	410	14		1,147	(1,251)
High Yield Fund I	348	(2)		—	(212)
International Emerging Markets Fund	149	(3)		270	342
International Small Company Fund	804	(8)		1,428	(2,305)
LargeCap Growth Fund I	524	166		10,060	(8,097)
LargeCap S&P 500 Index Fund	2,394	(26)		5,547	(7,970)
LargeCap Value Fund III	2,419	(1)		5,874	(8,735)
MidCap Growth Fund III	673	1		4,180	(3,976)
MidCap Value Fund III	942	(21)		2,484	(2,781)
Origin Emerging Markets Fund	211	(14)		—	424
Overseas Fund	2,597	9		5,421	(8,425)
Real Estate Securities Fund	140	(27)		263	784
SmallCap Growth Fund I	288	4		2,428	(2,593)
SmallCap Value Fund II	541	(4)		2,425	(3,168)
	$15,377	$144		$47,920	$(52,627)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2050 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34.52%
Blue Chip Fund (a)	3,786,863	$83,500
International Emerging Markets Fund (a)	1,419,997	34,790
International Small Company Fund (a)	7,116,055	72,228
LargeCap Growth Fund I (a)	17,676,950	249,775
MidCap Value Fund III (a)	6,557,424	112,657
Origin Emerging Markets Fund (a)	3,340,896	34,044
Real Estate Securities Fund (a)	1,850,296	45,055
SmallCap Growth Fund I (a)	4,289,509	52,675
SmallCap Value Fund II (a)	4,946,989	49,321
		$734,045
Principal Funds, Inc. Institutional Class - 65.49%
Bond Market Index Fund (a)	3,800,056	40,851
Core Plus Bond Fund (a)	9,908,523	104,535
Diversified International Fund (a)	20,161,890	232,870
Equity Income Fund (a)	2,561,646	76,055
High Yield Fund I (a)	4,942,796	46,314
LargeCap S&P 500 Index Fund (a)	18,368,898	308,414
LargeCap Value Fund III (a)	14,549,024	222,745
MidCap Growth Fund III (a)	12,176,347	127,730
Overseas Fund (a)	25,394,778	233,378
		$1,392,892
TOTAL INVESTMENT COMPANIES		$2,126,937
Total Investments		$2,126,937
Other Assets and Liabilities - (0.01)%		(187)
TOTAL NET ASSETS - 100.00%		$2,126,750

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62.45%
International Equity Funds	28.55%
Fixed Income Funds	9.01%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases	Sales	January 31, 2019
	Value	Cost	Proceeds		Value
Blue Chip Fund	$82,932	$6,533	$3,521		$83,500
Bond Market Index Fund	41,945	1,776	3,257		40,851
Core Plus Bond Fund	106,345	2,332	6,148		104,535
Diversified International Fund	239,661	18,158	12,242		232,870
Equity Income Fund	77,840	4,895	3,520		76,055
High Yield Fund I	47,662	1,238	2,154		46,314
International Emerging Markets Fund	34,052	1,510	1,734		34,790
International Small Company Fund	75,318	6,878	3,887		72,228
LargeCap Growth Fund I	250,676	30,184	10,668		249,775
LargeCap S&P 500 Index Fund	319,208	24,114	14,291		308,414
LargeCap Value Fund III	231,913	24,266	10,666		222,745
MidCap Growth Fund III	129,684	14,084	5,833		127,730
MidCap Value Fund III	115,289	10,206	5,831		112,657
Origin Emerging Markets Fund	33,666	952	1,733		34,044
Overseas Fund	243,522	23,623	12,242		233,378
Real Estate Securities Fund	44,027	1,606	2,627		45,055
SmallCap Growth Fund I	54,056	7,660	2,365		52,675
SmallCap Value Fund II	51,604	8,523	2,365		49,321
	$2,179,400	$188,538	$105,084		$2,126,937

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$11	$171		$5,731	$(2,615)
Bond Market Index Fund	1,044	(63)		—	450
Core Plus Bond Fund	951	(3)		—	2,009
Diversified International Fund	4,442	(36)		10,966	(12,671)
Equity Income Fund	1,081	84		3,023	(3,244)
High Yield Fund I	754	5		—	(437)
International Emerging Markets Fund	399	(14)		721	976
International Small Company Fund	2,162	25		3,843	(6,106)
LargeCap Growth Fund I	1,377	728		26,411	(21,145)
LargeCap S&P 500 Index Fund	6,302	103		14,602	(20,720)
LargeCap Value Fund III	6,378	41		15,492	(22,809)
MidCap Growth Fund III	1,772	(2)		11,002	(10,203)
MidCap Value Fund III	2,446	4		6,450	(7,011)
Origin Emerging Markets Fund	563	(54)		—	1,213
Overseas Fund	6,756	15		14,117	(21,540)
Real Estate Securities Fund	352	(29)		663	2,078
SmallCap Growth Fund I	755	9		6,374	(6,685)
SmallCap Value Fund II	1,457	(12)		6,535	(8,429)
	$39,002	$972	$125,930		$(136,889)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2055 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35.69%
Blue Chip Fund (a)	740,313	$16,324
International Emerging Markets Fund (a)	282,240	6,915
International Small Company Fund (a)	1,360,419	13,808
LargeCap Growth Fund I (a)	3,401,898	48,069
MidCap Value Fund III (a)	1,297,667	22,294
Origin Emerging Markets Fund (a)	664,795	6,774
Real Estate Securities Fund (a)	350,705	8,540
SmallCap Growth Fund I (a)	856,196	10,514
SmallCap Value Fund II (a)	971,945	9,690
		$142,928
Principal Funds, Inc. Institutional Class - 64.32%
Bond Market Index Fund (a)	337,046	3,623
Core Plus Bond Fund (a)	1,151,816	12,152
Diversified International Fund (a)	3,932,434	45,420
Equity Income Fund (a)	503,721	14,955
High Yield Fund I (a)	908,869	8,516
LargeCap S&P 500 Index Fund (a)	3,535,532	59,361
LargeCap Value Fund III (a)	2,810,821	43,034
MidCap Growth Fund III (a)	2,389,326	25,064
Overseas Fund (a)	4,950,710	45,497
		$257,622
TOTAL INVESTMENT COMPANIES		$400,550
Total Investments		$400,550
Other Assets and Liabilities - (0.01)%		(32)
TOTAL NET ASSETS - 100.00%		$400,518

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.38%
International Equity Funds	29.57%
Fixed Income Funds	6.06%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases	Sales	January 31, 2019
	Value		Cost	Proceeds		Value
Blue Chip Fund		$15,926	$1,590	$724		$16,324
Bond Market Index Fund		3,648	386	444		3,623
Core Plus Bond Fund		12,100	669	849		12,152
Diversified International Fund		45,731	4,610	2,485		45,420
Equity Income Fund		15,015	1,277	725		14,955
High Yield Fund I		8,598	411	414		8,516
International Emerging Markets Fund		6,627	460	363		6,915
International Small Company Fund		14,079	1,646	776		13,808
LargeCap Growth Fund I		47,379	6,715	2,154		48,069
LargeCap S&P 500 Index Fund		60,263	5,879	2,879		59,361
LargeCap Value Fund III		43,925	5,598	2,153		43,034
MidCap Growth Fund III		24,963	3,272	1,202		25,064
MidCap Value Fund III		22,327	2,532	1,201		22,294
Origin Emerging Markets Fund		6,556	350	362		6,774
Overseas Fund		46,455	5,662	2,486		45,497
Real Estate Securities Fund		8,144	532	518		8,540
SmallCap Growth Fund I		10,585	1,729	487		10,514
SmallCap Value Fund II		9,941	1,874	486		9,690
	$402,262		$45,192	$20,708		$400,550

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$2		$6		$1,109	$(474)
Bond Market Index Fund	92		(5)		—	38
Core Plus Bond Fund	109		(6)		—	238
Diversified International Fund	857		(1)		2,112	(2,435)
Equity Income Fund	211		—		588	(612)
High Yield Fund I	137		—		—	(79)
International Emerging Markets Fund	79		1		142	190
International Small Company Fund	409		(1)		725	(1,140)
LargeCap Growth Fund I	262		2		5,031	(3,873)
LargeCap S&P 500 Index Fund	1,200		10		2,780	(3,912)
LargeCap Value Fund III	1,218		11		2,959	(4,347)
MidCap Growth Fund III	344		1		2,136	(1,970)
MidCap Value Fund III	478		(2)		1,261	(1,362)
Origin Emerging Markets Fund	111		—		—	230
Overseas Fund	1,303		9		2,718	(4,143)
Real Estate Securities Fund	66		(4)		124	386
SmallCap Growth Fund I	149		1		1,258	(1,314)
SmallCap Value Fund II	283		(2)		1,270	(1,637)
	$7,310		$20		$24,213	$(26,216)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2060 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 36.28%
Blue Chip Fund (a)	545,970	$12,039
International Emerging Markets Fund (a)	226,706	5,554
International Small Company Fund (a)	1,012,527	10,277
LargeCap Growth Fund I (a)	2,539,236	35,880
MidCap Value Fund III (a)	983,186	16,891
Origin Emerging Markets Fund (a)	536,198	5,464
Real Estate Securities Fund (a)	264,237	6,434
SmallCap Growth Fund I (a)	643,598	7,903
SmallCap Value Fund II (a)	733,988	7,318
		$107,760
Principal Funds, Inc. Institutional Class - 63.72%
Bond Market Index Fund (a)	149,451	1,607
Core Plus Bond Fund (a)	581,157	6,131
Diversified International Fund (a)	2,978,653	34,403
Equity Income Fund (a)	372,263	11,052
High Yield Fund I (a)	671,865	6,295
LargeCap S&P 500 Index Fund (a)	2,647,835	44,457
LargeCap Value Fund III (a)	2,099,379	32,142
MidCap Growth Fund III (a)	1,781,200	18,685
Overseas Fund (a)	3,748,053	34,445
		$189,217
TOTAL INVESTMENT COMPANIES		$296,977
Total Investments		$296,977
Other Assets and Liabilities - 0.00%		(14)
TOTAL NET ASSETS - 100.00%		$296,963

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.91%
International Equity Funds	30.36%
Fixed Income Funds	4.73%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2019 (unaudited)

Affiliated Securities		October 31, 2018	Purchases	Sales	January 31, 2019
		Value	Cost	Proceeds		Value
Blue Chip Fund		$11,392	$1,374	$406		$12,039
Bond Market Index Fund		1,472	323	202		1,607
Core Plus Bond Fund		5,816	565	365		6,131
Diversified International Fund		33,381	4,188	1,417		34,403
Equity Income Fund		10,743	1,148	408		11,052
High Yield Fund I		6,154	425	232		6,295
International Emerging Markets Fund		5,136	482	220		5,554
International Small Company Fund		10,083	1,436	436		10,277
LargeCap Growth Fund I		34,289	5,590	1,218		35,880
LargeCap S&P 500 Index Fund		43,682	5,216	1,637		44,457
LargeCap Value Fund III		31,734	4,769	1,219		32,142
MidCap Growth Fund III		18,004	2,765	678		18,685
MidCap Value Fund III		16,301	2,248	684		16,891
Origin Emerging Markets Fund		5,098	396	221		5,464
Overseas Fund		33,901	4,968	1,416		34,445
Real Estate Securities Fund		5,883	546	290		6,434
SmallCap Growth Fund I		7,703	1,429	280		7,903
SmallCap Value Fund II		7,255	1,540	279		7,318
	$288,027		$39,408	$11,608		$296,977

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$2		$1		$805	$(322)
Bond Market Index Fund	39		—		—	14
Core Plus Bond Fund	54		—		—	115
Diversified International Fund	639		(1)		1,568	(1,748)
Equity Income Fund	153		—		427	(431)
High Yield Fund I	100		—		—	(52)
International Emerging Markets Fund	62		—		112	156
International Small Company Fund	298		2		529	(808)
LargeCap Growth Fund I	192		—		3,693	(2,781)
LargeCap S&P 500 Index Fund	882		(1)		2,045	(2,803)
LargeCap Value Fund III	894		—		2,170	(3,142)
MidCap Growth Fund III	252		—		1,564	(1,406)
MidCap Value Fund III	355		2		936	(976)
Origin Emerging Markets Fund	88		—		—	191
Overseas Fund	970		2		2,017	(3,010)
Real Estate Securities Fund	49		(1)		91	296
SmallCap Growth Fund I	110		1		929	(950)
SmallCap Value Fund II	210		—		941	(1,198)
	$5,349		$5		$17,827	$(18,855)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2065 Fund
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 36.04%
Blue Chip Fund (a)	19,430	$428
International Emerging Markets Fund (a)	8,436	207
International Small Company Fund (a)	38,150	387
LargeCap Growth Fund I (a)	91,255	1,290
MidCap Value Fund III (a)	36,321	624
Origin Emerging Markets Fund (a)	20,003	204
Real Estate Securities Fund (a)	10,446	254
SmallCap Growth Fund I (a)	23,049	283
SmallCap Value Fund II (a)	26,680	266
		$3,943
Principal Funds, Inc. Institutional Class - 64.04%
Bond Market Index Fund (a)	7,786	84
Core Plus Bond Fund (a)	22,320	235
Diversified International Fund (a)	111,893	1,292
Equity Income Fund (a)	13,477	400
High Yield Fund I (a)	24,377	228
LargeCap S&P 500 Index Fund (a)	96,285	1,617
LargeCap Value Fund III (a)	77,081	1,180
MidCap Growth Fund III (a)	64,905	681
Overseas Fund (a)	140,326	1,290
		$7,007
TOTAL INVESTMENT COMPANIES		$10,950
Total Investments		$10,950
Other Assets and Liabilities - (0.08)%		(9)
TOTAL NET ASSETS - 100.00%		$10,941

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.18%
International Equity Funds	30.90%
Fixed Income Funds	5.00%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2065 Fund
January 31, 2019 (unaudited)

Affiliated Securities			October 31, 2018	Purchases	Sales	January 31, 2019
			Value	Cost	Proceeds	Value
Blue Chip Fund			$377	$113	$53	$428
Bond Market Index Fund			66	41	24	84
Core Plus Bond Fund			202	73	44	235
Diversified International Fund			1,153	380	186	1,292
Equity Income Fund			360	106	53	400
High Yield Fund I			207	53	30	228
International Emerging Markets Fund			176	53	28	207
International Small Company Fund			348	122	57	387
LargeCap Growth Fund I			1,143	393	160	1,290
LargeCap S&P 500 Index Fund			1,468	450	215	1,617
LargeCap Value Fund III			1,076	367	160	1,180
MidCap Growth Fund III			606	208	89	681
MidCap Value Fund III			553	189	88	624
Origin Emerging Markets Fund			175	50	29	204
Overseas Fund			1,168	408	186	1,290
Real Estate Securities Fund			213	67	38	254
SmallCap Growth Fund I			255	94	36	283
SmallCap Value Fund II			243	98	36	266
			$9,789	$3,265	$1,512	$10,950

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$	— $		— $	27	$(9)
Bond Market Index Fund		2		—	—	1
Core Plus Bond Fund		2		—	—	4
Diversified International Fund		23		1	55	(56)
Equity Income Fund		5		—	14	(13)
High Yield Fund I		4		—	—	(2)
International Emerging Markets Fund		2		—	4	6
International Small Company Fund		11		—	19	(26)
LargeCap Growth Fund I		6		—	125	(86)
LargeCap S&P 500 Index Fund		30		1	70	(87)
LargeCap Value Fund III		31		—	75	(103)
MidCap Growth Fund III		9		—	53	(44)
MidCap Value Fund III		12		—	32	(30)
Origin Emerging Markets Fund		3		—	—	8
Overseas Fund		35		—	71	(100)
Real Estate Securities Fund		2		—	3	12
SmallCap Growth Fund I		4		—	31	(30)
SmallCap Value Fund II		7		—	32	(39)
		$188		$2	$611	$(594)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid 2015 Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 11.21%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Diversified Real Asset Fund (a)	183,825	$2,027	Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Small Company Fund (a)	167,304	1,698	shares of the security). Please see affiliated sub-schedule for transactional
MidCap S&P 400 Index Fund (a)	248,547	4,673	information.
SmallCap S&P 600 Index Fund (a)	82,509	1,977
		$10,375	Portfolio Summary (unaudited)
Principal Funds, Inc. Institutional Class - 88.79%		Fund Type					Percent
Bond Market Index Fund (a)	2,722,861	29,271	Fixed Income Funds				58.89%
Diversified International Fund (a)	874,556	10,101	Domestic Equity Funds				26.18%
High Yield Fund I (a)	826,369	7,743	International Equity Funds				12.74%
Inflation Protection Fund (a)	555,507	4,594	Specialty Funds				2.19%
LargeCap S&P 500 Index Fund (a)	1,046,830	17,576	Other Assets and Liabilities				0.00%
Short-Term Income Fund (a)	1,067,006	12,890	TOTAL NET ASSETS			100.00%
		$82,175
TOTAL INVESTMENT COMPANIES		$92,550
Total Investments		$92,550
Other Assets and Liabilities - 0.00%		(4)
TOTAL NET ASSETS - 100.00%		$92,546

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value		Cost		Proceeds	Value
Bond Market Index Fund		$15,735	$16,808		$3,615		$29,271
Diversified International Fund		5,238	5,919		1,238		10,101
Diversified Real Asset Fund		963	1,273		275		2,027
High Yield Fund I		4,322	4,228		909		7,743
Inflation Protection Fund		2,499	2,633		565		4,594
International Small Company Fund		876	1,006		208		1,698
LargeCap S&P 500 Index Fund		10,017	9,351		1,927		17,576
MidCap S&P 400 Index Fund		2,493	2,645		537		4,673
Short-Term Income Fund		7,549	6,725		1,462		12,890
SmallCap S&P 600 Index Fund		1,115	1,103		219		1,977
		$50,807	$51,691		$10,955		$92,550

		Realized Gain/Loss				Realized Gain from	Change in Unrealized
		Income	on Investments			Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$327 $	3	$		— $	340
Diversified International Fund		79	5			197	177
Diversified Real Asset Fund		25	(2)			—	68
High Yield Fund I		83	(23)			—	125
Inflation Protection Fund		61	(1)			—	28
International Small Company Fund		20	(2)			36	26
LargeCap S&P 500 Index Fund		169	(9)			392	144
MidCap S&P 400 Index Fund		41	3			157	69
Short-Term Income Fund		58	(3)			—	81
SmallCap S&P 600 Index Fund		16	2			88	(24)
		$879 $	(27	) $		870$	1,034
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid 2020 Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 13.21%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Diversified Real Asset Fund (a)	561,918	$6,198	Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Small Company Fund (a)	605,534	6,146	shares of the security). Please see affiliated sub-schedule for transactional
MidCap S&P 400 Index Fund (a)	931,214	17,507	information.
Real Estate Securities Fund (a)	2	—
SmallCap S&P 600 Index Fund (a)	294,777	7,063	Portfolio Summary (unaudited)
		$36,914	Fund Type				Percent
Principal Funds, Inc. Institutional Class - 86.79%			Fixed Income Funds				49.28%
Bond Market Index Fund (a)	7,615,608	81,868	Domestic Equity Funds				32.42%
Diversified International Fund (a)	3,359,516	38,802	International Equity Funds				16.08%
High Yield Fund I (a)	2,211,127	20,718	Specialty Funds				2.22%
Inflation Protection Fund (a)	1,301,494	10,763	Other Assets and Liabilities				0.00%
LargeCap S&P 500 Index Fund (a)	3,932,465	66,026	TOTAL NET ASSETS				100.00%
Short-Term Income Fund (a)	2,016,520	24,360
		$242,537
TOTAL INVESTMENT COMPANIES		$279,451
Total Investments		$279,451
Other Assets and Liabilities - 0.00%		(11)
TOTAL NET ASSETS - 100.00%		$279,440

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value		Cost		Proceeds		Value
Bond Market Index Fund		$41,003	$48,276		$8,282		$81,868
Diversified International Fund		18,729	23,146		3,864		38,802
Diversified Real Asset Fund		2,730	3,939		675		6,198
High Yield Fund I		10,835	11,581		1,987		20,718
Inflation Protection Fund		5,462	6,323		1,082		10,763
International Small Company Fund		2,970	3,682		609		6,146
LargeCap S&P 500 Index Fund		35,050	36,360		5,999		66,026
MidCap S&P 400 Index Fund		8,690	10,151		1,648		17,507
Real Estate Securities Fund		—	—		—		—
Short-Term Income Fund		13,580	12,861		2,229		24,360
SmallCap S&P 600 Index Fund		3,696	4,069		649		7,063
		$142,745	$160,388		$27,024		$279,451

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Fund		$894 $	(4	) $		— $	875
Diversified International Fund		299	34			741	757
Diversified Real Asset Fund		74	(1)			—	205
High Yield Fund I		219	(43)			—	332
Inflation Protection Fund		139	(1)			—	61
International Small Company Fund		73	2			131	101
LargeCap S&P 500 Index Fund		614	(60)			1,427	675
MidCap S&P 400 Index Fund		150	5			571	309
Real Estate Securities Fund		—	—			—	—
Short-Term Income Fund		107	(4)			—	152
SmallCap S&P 600 Index Fund		53	4			305	(57)
		$2,622 $	(68	) $		3,175	$3,410
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid 2025 Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 15.24%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Diversified Real Asset Fund (a)	367,250	$4,051	Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Small Company Fund (a)	464,338	4,713	shares of the security). Please see affiliated sub-schedule for transactional
MidCap S&P 400 Index Fund (a)	751,375	14,126	information.
Real Estate Securities Fund (a)	18	—
SmallCap S&P 600 Index Fund (a)	248,247	5,948	Portfolio Summary (unaudited)
		$28,838	Fund Type				Percent
Principal Funds, Inc. Institutional Class - 84.76%			Fixed Income Funds				40.00%
Bond Market Index Fund (a)	4,682,274	50,334	Domestic Equity Funds				38.96%
Diversified International Fund (a)	2,688,211	31,049	International Equity Funds				18.90%
High Yield Fund I (a)	1,314,111	12,313	Specialty Funds				2.14%
Inflation Protection Fund (a)	627,844	5,192	Other Assets and Liabilities				0.00%
LargeCap S&P 500 Index Fund (a)	3,193,745	53,623	TOTAL NET ASSETS				100.00%
Short-Term Income Fund (a)	648,480	7,834
		$160,345
TOTAL INVESTMENT COMPANIES		$189,183
Total Investments		$189,183
Other Assets and Liabilities - 0.00%		(6)
TOTAL NET ASSETS - 100.00%		$189,177

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value		Cost		Proceeds		Value
Bond Market Index Fund		$32,451	$24,009		$6,683		$50,334
Diversified International Fund		19,741	15,323		4,081		31,049
Diversified Real Asset Fund		2,411	2,146		596		4,051
High Yield Fund I		8,271	5,476		1,527		12,313
Inflation Protection Fund		3,370	2,499		692		5,192
International Small Company Fund		3,002	2,368		620		4,713
LargeCap S&P 500 Index Fund		36,246	24,192		6,337		53,623
MidCap S&P 400 Index Fund		9,115	6,867		1,753		14,126
Real Estate Securities Fund		—	—		—		—
Short-Term Income Fund		5,608	3,036		858		7,834
SmallCap S&P 600 Index Fund		4,004	2,882		717		5,948
		$124,219	$88,798		$23,864		$189,183

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Fund		$701 $	1	$		— $	556
Diversified International Fund		314	(60)			775	126
Diversified Real Asset Fund		66	(3)			—	93
High Yield Fund I		148	(37)			—	130
Inflation Protection Fund		85	(4)			—	19
International Small Company Fund		74	(11)			131	(26)
LargeCap S&P 500 Index Fund		630	(15)			1,461	(463)
MidCap S&P 400 Index Fund		156	10			593	(113)
Real Estate Securities Fund		—	—			—	—
Short-Term Income Fund		39	(2)			—	50
SmallCap S&P 600 Index Fund		57	5			327	(226)
		$2,270 $	(116	) $		3,287	$146
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid 2030 Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 17.79%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Diversified Real Asset Fund (a)	444,183	$4,899	Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Emerging Markets Fund (a)	40,956	1,004	shares of the security). Please see affiliated sub-schedule for transactional
International Small Company Fund (a)	652,728	6,625	information.
MidCap S&P 400 Index Fund (a)	1,045,440	19,654
Origin Emerging Markets Fund (a)	97,566	994	Portfolio Summary (unaudited)
SmallCap S&P 600 Index Fund (a)	332,671	7,971	Fund Type			Percent
		$41,147	Domestic Equity Funds			44.48%
Principal Funds, Inc. Institutional Class - 82.21%			Fixed Income Funds			31.74%
Bond Market Index Fund (a)	5,220,710	56,123	International Equity Funds			21.66%
Diversified International Fund (a)	3,593,146	41,501	Specialty Funds			2.12%
High Yield Fund I (a)	1,325,736	12,422	Other Assets and Liabilities			0.00%
Inflation Protection Fund (a)	589,394	4,874	TOTAL NET ASSETS			100.00%
LargeCap S&P 500 Index Fund (a)	4,482,319	75,258
		$190,178
TOTAL INVESTMENT COMPANIES		$231,325
Total Investments		$231,325
Other Assets and Liabilities - 0.00%		(5)
TOTAL NET ASSETS - 100.00%		$231,320

Affiliated Securities	October 31, 2018		Purchases	Sales	January 31, 2019
	Value		Cost	Proceeds		Value
Bond Market Index Fund		$38,069	$22,532	$5,064		$56,123
Diversified International Fund		27,778	17,668	3,753		41,501
Diversified Real Asset Fund		3,079	2,234	502		4,899
High Yield Fund I		8,747	4,659	1,053		12,422
Inflation Protection Fund		3,332	1,976	442		4,874
International Emerging Markets Fund		642	405	89		1,004
International Small Company Fund		4,441	2,895	601		6,625
LargeCap S&P 500 Index Fund		53,193	29,429	6,130		75,258
MidCap S&P 400 Index Fund		13,356	8,323	1,676		19,654
Origin Emerging Markets Fund		634	396	91		994
SmallCap S&P 600 Index Fund		5,622	3,399	661		7,971
		$158,893	$93,916	$20,062		$231,325

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Bond Market Index Fund		$870 $	1 $		— $	585
Diversified International Fund		468	53		1,157	(245)
Diversified Real Asset Fund		89	—		—	88
High Yield Fund I		155	(23)		—	92
Inflation Protection Fund		89	—		—	8
International Emerging Markets Fund		7	(1)		12	47
International Small Company Fund		116	13		205	(123)
LargeCap S&P 500 Index Fund		970	(11)		2,250	(1,223)
MidCap S&P 400 Index Fund		241	3		918	(352)
Origin Emerging Markets Fund		10	—		—	55
SmallCap S&P 600 Index Fund		84	3		484	(392)
		$3,099 $	38		$5,026	$(1,460)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid 2035 Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 19.94%			Investment Company Act of 1940) or an affiliate as defined by the Investment
International Emerging Markets Fund (a)	41,810	$1,024	Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Small Company Fund (a)	407,391	4,135	shares of the security). Please see affiliated sub-schedule for transactional
MidCap S&P 400 Index Fund (a)	640,123	12,034	information.
Origin Emerging Markets Fund (a)	99,282	1,012
Real Estate Securities Fund (a)	123,179	2,999	Portfolio Summary (unaudited)
SmallCap S&P 600 Index Fund (a)	210,793	5,051	Fund Type				Percent
		$26,255	Domestic Equity Funds				51.20%
Principal Funds, Inc. Institutional Class - 80.06%			International Equity Funds				24.63%
Bond Market Index Fund (a)	2,420,187	26,017	Fixed Income Funds				24.17%
Diversified International Fund (a)	2,273,795	26,262	Other Assets and Liabilities				0.00%
High Yield Fund I (a)	620,371	5,813	TOTAL NET ASSETS				100.00%
LargeCap S&P 500 Index Fund (a)	2,819,453	47,339
		$105,431
TOTAL INVESTMENT COMPANIES		$131,686
Total Investments		$131,686
Other Assets and Liabilities - 0.00%		(4)
TOTAL NET ASSETS - 100.00%		$131,682

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value		Cost		Proceeds		Value
Bond Market Index Fund		$18,674	$10,259		$3,200		$26,017
Diversified International Fund		18,848	10,824		3,170		26,262
High Yield Fund I		4,354	2,090		655		5,813
International Emerging Markets Fund		705	396		122		1,024
International Small Company Fund		2,976	1,756		503		4,135
LargeCap S&P 500 Index Fund		35,504	17,942		5,149		47,339
MidCap S&P 400 Index Fund		8,732	4,957		1,372		12,034
Origin Emerging Markets Fund		694	385		121		1,012
Real Estate Securities Fund		1,941	1,211		381		2,999
SmallCap S&P 600 Index Fund		3,786	2,107		563		5,051
		$96,214	$51,927		$15,236		$131,686

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Fund		$416 $	2	$		— $	282
Diversified International Fund		311	(29)			764	(211)
High Yield Fund I		75	(12)			—	36
International Emerging Markets Fund		7	(2)			13	47
International Small Company Fund		76	(5)			134	(89)
LargeCap S&P 500 Index Fund		634	(40)			1,466	(918)
MidCap S&P 400 Index Fund		154	4			585	(287)
Origin Emerging Markets Fund		10	—			—	54
Real Estate Securities Fund		14	—			26	228
SmallCap S&P 600 Index Fund		56	3			317	(282)
		$1,753 $	(79	) $		3,305	$(1,140)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid 2040 Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 21.62%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Diversified Real Asset Fund (a)	5	$—	Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Emerging Markets Fund (a)	55,943	1,371	shares of the security). Please see affiliated sub-schedule for transactional
International Small Company Fund (a)	497,721	5,052	information.
MidCap S&P 400 Index Fund (a)	840,866	15,808
Origin Emerging Markets Fund (a)	133,024	1,355	Portfolio Summary (unaudited)
Real Estate Securities Fund (a)	146,645	3,571	Fund Type			Percent
SmallCap S&P 600 Index Fund (a)	268,418	6,431	Domestic Equity Funds			55.50%
		$33,588	International Equity Funds			26.40%
Principal Funds, Inc. Institutional Class - 78.39%			Fixed Income Funds			18.11%
Bond Market Index Fund (a)	2,113,884	22,724	Specialty Funds			0.00%
Diversified International Fund (a)	2,878,241	33,244	Other Assets and Liabilities			(0.01)%
High Yield Fund I (a)	579,517	5,430	TOTAL NET ASSETS			100.00%
LargeCap S&P 500 Index Fund (a)	3,597,780	60,407
		$121,805
TOTAL INVESTMENT COMPANIES		$155,393
Total Investments		$155,393
Other Assets and Liabilities - (0.01)%		(9)
TOTAL NET ASSETS - 100.00%		$155,384

Affiliated Securities	October 31, 2018		Purchases	Sales	January 31, 2019
	Value		Cost	Proceeds		Value
Bond Market Index Fund		$15,348	$9,508	$2,370		$22,724
Diversified International Fund		22,709	13,997	3,275		33,244
Diversified Real Asset Fund		—	—	—		—
High Yield Fund I		3,894	2,009	502		5,430
International Emerging Markets Fund		899	541	132		1,371
International Small Company Fund		3,455	2,190	502		5,052
LargeCap S&P 500 Index Fund		43,332	23,533	5,410		60,407
MidCap S&P 400 Index Fund		10,932	6,654	1,477		15,808
Origin Emerging Markets Fund		886	527	133		1,355
Real Estate Securities Fund		2,183	1,472	369		3,571
SmallCap S&P 600 Index Fund		4,597	2,745	590		6,431
		$108,235	$63,176	$14,760		$155,393

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Bond Market Index Fund		$347 $	— $		— $	238
Diversified International Fund		383	37		944	(224)
Diversified Real Asset Fund		—	—		—	—
High Yield Fund I		69	(7)		—	36
International Emerging Markets Fund		10	(2)		17	65
International Small Company Fund		90	4		159	(95)
LargeCap S&P 500 Index Fund		789	(31)		1,827	(1,017)
MidCap S&P 400 Index Fund		197	1		749	(302)
Origin Emerging Markets Fund		13	—		—	75
Real Estate Securities Fund		16	—		30	285
SmallCap S&P 600 Index Fund		69	3		394	(324)
		$1,983 $	5		$4,120	$(1,263)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid 2045 Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 22.92%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Diversified Real Asset Fund (a)	10	$—	Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Emerging Markets Fund (a)	31,525	772	shares of the security). Please see affiliated sub-schedule for transactional
International Small Company Fund (a)	256,148	2,600	information.
MidCap S&P 400 Index Fund (a)	460,315	8,654
Origin Emerging Markets Fund (a)	74,956	764	Portfolio Summary (unaudited)
Real Estate Securities Fund (a)	74,382	1,811	Fund Type				Percent
SmallCap S&P 600 Index Fund (a)	148,125	3,549	Domestic Equity Funds				58.88%
		$18,150	International Equity Funds				27.94%
Principal Funds, Inc. Institutional Class - 77.09%			Fixed Income Funds				13.19%
Bond Market Index Fund (a)	788,475	8,476	Specialty Funds				0.00%
Diversified International Fund (a)	1,557,490	17,989	Other Assets and Liabilities				(0.01)%
High Yield Fund I (a)	209,580	1,964	TOTAL NET ASSETS				100.00%
LargeCap S&P 500 Index Fund (a)	1,942,024	32,607
		$61,036
TOTAL INVESTMENT COMPANIES		$79,186
Total Investments		$79,186
Other Assets and Liabilities - (0.01)%		(4)
TOTAL NET ASSETS - 100.00%		$79,182

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value		Cost		Proceeds		Value
Bond Market Index Fund		$5,961	$3,801		$1,380		$8,476
Diversified International Fund		12,989	7,791		2,657		17,989
Diversified Real Asset Fund		—	—		—		—
High Yield Fund I		1,480	746		269		1,964
International Emerging Markets Fund		535	315		113		772
International Small Company Fund		1,881	1,161		388		2,600
LargeCap S&P 500 Index Fund		24,534	13,039		4,371		32,607
MidCap S&P 400 Index Fund		6,315	3,724		1,205		8,654
Origin Emerging Markets Fund		528	308		114		764
Real Estate Securities Fund		1,175	773		282		1,811
SmallCap S&P 600 Index Fund		2,676	1,543		484		3,549
		$58,074	$33,201		$11,263		$79,186

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Fund		$124 $	— $			— $	94
Diversified International Fund		205	(23)			503	(111)
Diversified Real Asset Fund		—	—			—	—
High Yield Fund I		25	(6)			—	13
International Emerging Markets Fund		5	(2)			10	37
International Small Company Fund		46	(4)			80	(50)
LargeCap S&P 500 Index Fund		420	(21)			973	(574)
MidCap S&P 400 Index Fund		107	1			406	(181)
Origin Emerging Markets Fund		8	—			—	42
Real Estate Securities Fund		8	—			15	145
SmallCap S&P 600 Index Fund		38	3			215	(189)
		$986 $	(52	) $		2,202	$(774)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid 2050 Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 23.77%			Investment Company Act of 1940) or an affiliate as defined by the Investment
International Emerging Markets Fund (a)	28,744	$704	Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Small Company Fund (a)	250,598	2,544	shares of the security). Please see affiliated sub-schedule for transactional
MidCap S&P 400 Index Fund (a)	436,914	8,214	information.
Origin Emerging Markets Fund (a)	68,205	695
Real Estate Securities Fund (a)	67,827	1,652	Portfolio Summary (unaudited)
SmallCap S&P 600 Index Fund (a)	142,717	3,419	Fund Type			Percent
		$17,228	Domestic Equity Funds			61.45%
Principal Funds, Inc. Institutional Class - 76.24%			International Equity Funds			29.10%
Bond Market Index Fund (a)	494,561	5,316	Fixed Income Funds			9.46%
Diversified International Fund (a)	1,485,273	17,155	Other Assets and Liabilities			(0.01)%
High Yield Fund I (a)	164,898	1,545	TOTAL NET ASSETS			100.00%
LargeCap S&P 500 Index Fund (a)	1,861,766	31,259
		$55,275
TOTAL INVESTMENT COMPANIES		$72,503
Total Investments		$72,503
Other Assets and Liabilities - (0.01)%		(4)
TOTAL NET ASSETS - 100.00%		$72,499

Affiliated Securities	October 31, 2018		Purchases	Sales	January 31, 2019
	Value		Cost	Proceeds		Value
Bond Market Index Fund		$3,812	$2,005	$555		$5,316
Diversified International Fund		12,923	6,046	1,522		17,155
High Yield Fund I		1,210	460	128		1,545
International Emerging Markets Fund		507	230	63		704
International Small Company Fund		1,922	935	229		2,544
LargeCap S&P 500 Index Fund		24,473	10,209	2,513		31,259
MidCap S&P 400 Index Fund		6,262	2,935	688		8,214
Origin Emerging Markets Fund		500	222	61		695
Real Estate Securities Fund		1,128	559	153		1,652
SmallCap S&P 600 Index Fund		2,694	1,242	279		3,419
		$55,431	$24,843	$6,191		$72,503

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Bond Market Index Fund		$89 $	— $		— $	54
Diversified International Fund		225	14		554	(306)
High Yield Fund I		21	(1)		—	4
International Emerging Markets Fund		5	—		10	30
International Small Company Fund		52	3		92	(87)
LargeCap S&P 500 Index Fund		459	(7)		1,059	(903)
MidCap S&P 400 Index Fund		116	(2)		442	(293)
Origin Emerging Markets Fund		8	—		—	34
Real Estate Securities Fund		8	—		16	118
SmallCap S&P 600 Index Fund		42	1		238	(239)
		$1,025 $	8		$2,411	$(1,588)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid 2055 Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)			(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 24.76%					Investment Company Act of 1940) or an affiliate as defined by the Investment
Diversified Real Asset Fund (a)	20	$—			Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Emerging Markets Fund (a)	9,772	239			shares of the security). Please see affiliated sub-schedule for transactional
International Small Company Fund (a)	78,844	800			information.
MidCap S&P 400 Index Fund (a)	142,635	2,682
Origin Emerging Markets Fund (a)	23,235	237			Portfolio Summary (unaudited)
Real Estate Securities Fund (a)	21,261	518		Fund Type					Percent
SmallCap S&P 600 Index Fund (a)	46,794	1,121		Domestic Equity Funds					63.48%
		$5,597		International Equity Funds					30.00%
Principal Funds, Inc. Institutional Class - 75.25%				Fixed Income Funds					6.53%
Bond Market Index Fund (a)	93,481	1,005		Specialty Funds					0.00%
Diversified International Fund (a)	476,434	5,503		Other Assets and Liabilities					(0.01)%
High Yield Fund I (a)	50,228	471		TOTAL NET ASSETS					100.00%
LargeCap S&P 500 Index Fund (a)	597,205	10,027
		$17,006
TOTAL INVESTMENT COMPANIES		$22,603
Total Investments		$22,603
Other Assets and Liabilities - (0.01)%		(3)
TOTAL NET ASSETS - 100.00%		$22,600

Affiliated Securities	October 31, 2018				Purchases		Sales	January 31, 2019
	Value				Cost		Proceeds		Value
Bond Market Index Fund	$			731	$545		$283		$1,005
Diversified International Fund		4,342			2,376		1,150		5,503
Diversified Real Asset Fund				—	—		—		—
High Yield Fund I				384	177		91		471
International Emerging Markets Fund				180	98		49		239
International Small Company Fund				634	359		171		800
LargeCap S&P 500 Index Fund		8,153			3,990		1,893		10,027
MidCap S&P 400 Index Fund		2,128			1,151		528		2,682
Origin Emerging Markets Fund				178	96		50		237
Real Estate Securities Fund				370	220		113		518
SmallCap S&P 600 Index Fund				919	483		213		1,121
		$18,019			$9,495		$4,541		$22,603

		Realized Gain/Loss					Realized Gain from		Change in Unrealized
		Income		on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Fund		$13	$		— $			— $	12
Diversified International Fund		63			(13)			157	(52)
Diversified Real Asset Fund		—			—			—	—
High Yield Fund I		6			(2)			—	3
International Emerging Markets Fund		2			(1)			3	11
International Small Company Fund		14			(2)			25	(20)
LargeCap S&P 500 Index Fund		132			(12)			306	(211)
MidCap S&P 400 Index Fund		34			(1)			129	(68)
Origin Emerging Markets Fund		3			—			—	13
Real Estate Securities Fund		2			—			4	41
SmallCap S&P 600 Index Fund		12			1			70	(69)
		$281	$		(30	) $		694	$(340)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid 2060 Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)			(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 25.19%					Investment Company Act of 1940) or an affiliate as defined by the Investment
Diversified Real Asset Fund (a)	19	$—			Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Emerging Markets Fund (a)	3,297	81			shares of the security). Please see affiliated sub-schedule for transactional
International Small Company Fund (a)	24,487	248			information.
MidCap S&P 400 Index Fund (a)	44,763	842
Origin Emerging Markets Fund (a)	7,852	80			Portfolio Summary (unaudited)
Real Estate Securities Fund (a)	6,573	160		Fund Type					Percent
SmallCap S&P 600 Index Fund (a)	14,789	354		Domestic Equity Funds					64.13%
		$1,765		International Equity Funds					30.75%
Principal Funds, Inc. Institutional Class - 74.84%				Fixed Income Funds					5.15%
Bond Market Index Fund (a)	19,981	215		Specialty Funds					0.00%
Diversified International Fund (a)	151,065	1,745		Other Assets and Liabilities					(0.03)%
High Yield Fund I (a)	15,590	146		TOTAL NET ASSETS					100.00%
LargeCap S&P 500 Index Fund (a)	186,849	3,137
		$5,243
TOTAL INVESTMENT COMPANIES		$7,008
Total Investments		$7,008
Other Assets and Liabilities - (0.03)%		(2)
TOTAL NET ASSETS - 100.00%		$7,006

Affiliated Securities	October 31, 2018				Purchases		Sales	January 31, 2019
	Value				Cost		Proceeds		Value
Bond Market Index Fund	$			140	$118		$45		$215
Diversified International Fund		1,332			684		242		1,745
Diversified Real Asset Fund				—	—		—		—
High Yield Fund I				116	49		19		146
International Emerging Markets Fund				59	30		11		81
International Small Company Fund				190	102		36		248
LargeCap S&P 500 Index Fund		2,481			1,137		393		3,137
MidCap S&P 400 Index Fund				649	332		109		842
Origin Emerging Markets Fund				58	29		11		80
Real Estate Securities Fund				111	61		23		160
SmallCap S&P 600 Index Fund				282	141		45		354
		$5,418			$2,683		$934		$7,008

		Realized Gain/Loss					Realized Gain from		Change in Unrealized
		Income		on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Fund		$3	$		— $			— $	2
Diversified International Fund		22			1			56	(30)
Diversified Real Asset Fund		—			—			—	—
High Yield Fund I		2			—			—	—
International Emerging Markets Fund		1			—			1	3
International Small Company Fund		5			—			9	(8)
LargeCap S&P 500 Index Fund		45			—			105	(88)
MidCap S&P 400 Index Fund		12			—			45	(30)
Origin Emerging Markets Fund		1			—			—	4
Real Estate Securities Fund		1			—			1	11
SmallCap S&P 600 Index Fund		4			—			24	(24)
		$96	$		1	$		241	$(160)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid 2065 Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.44%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 25.26%			Investment Company Act of 1940) or an affiliate as defined by the Investment
International Emerging Markets Fund (a)	320	$7,846	Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Small Company Fund (a)	2,380	24,158	shares of the security). Please see affiliated sub-schedule for transactional
MidCap S&P 400 Index Fund (a)	4,346	81,705	information.
Origin Emerging Markets Fund (a)	758	7,725
Real Estate Securities Fund (a)	632	15,397	Portfolio Summary (unaudited)
SmallCap S&P 600 Index Fund (a)	1,439	34,481	Fund Type				Percent
		$171,312	Domestic Equity Funds				64.69%
Principal Funds, Inc. Institutional Class - 75.18%			International Equity Funds				31.02%
Bond Market Index Fund (a)	1,618	17,397	Fixed Income Funds				4.73%
Diversified International Fund (a)	14,733	170,164	Other Assets and Liabilities				(0.44)%
High Yield Fund I (a)	1,518	14,225	TOTAL NET ASSETS				100.00%
LargeCap S&P 500 Index Fund (a)	18,302	307,300
		$509,086
TOTAL INVESTMENT COMPANIES		$680,398
Total Investments		$680,398
Other Assets and Liabilities - (0.44)%		(3,279)
TOTAL NET ASSETS - 100.00%		$677,119

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value		Cost		Proceeds		Value
Bond Market Index Fund		$92,252	$13,527		$89,632		$17,397
Diversified International Fund		1,093,037	84,947		972,559		170,164
High Yield Fund I		94,631	6,515		85,687		14,225
International Emerging Markets Fund		47,983	3,727		44,003		7,846
International Small Company Fund		155,304	12,573		134,507		24,158
LargeCap S&P 500 Index Fund		2,048,763	141,293		1,835,283		307,300
MidCap S&P 400 Index Fund		531,005	40,785		474,693		81,705
Origin Emerging Markets Fund		47,329	3,630		43,058		7,725
Real Estate Securities Fund		90,384	7,614		85,498		15,397
SmallCap S&P 600 Index Fund		231,484	17,260		202,462		34,481
		$4,432,172	$331,871		$3,967,382		$680,398

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Fund		$291	$515	$		— $	735
Diversified International Fund		2,564	(164,853)			6,203	129,592
High Yield Fund I		632	(3,956)			—	2,722
International Emerging Markets Fund		71	(12,163)			126	12,302
International Small Company Fund		559	(29,169)			984	19,957
LargeCap S&P 500 Index Fund		4,998	(40,029)			11,585	(7,444)
MidCap S&P 400 Index Fund		1,296	(33,857)			4,929	18,465
Origin Emerging Markets Fund		100	(13,331)			—	13,155
Real Estate Securities Fund		91	4,234			169	(1,337)
SmallCap S&P 600 Index Fund		467	(10,691)			2,675	(1,110)
	$11,069		$(303,300	) $		26,671	$187,037
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Hybrid Income Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 7.01%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Diversified Real Asset Fund (a)	108,540	$1,197	Company Act of 1940 (controls 5.0% or more of the outstanding voting
International Small Company Fund (a)	51,000	518	shares of the security). Please see affiliated sub-schedule for transactional
MidCap S&P 400 Index Fund (a)	78,562	1,477	information.
SmallCap S&P 600 Index Fund (a)	24,646	590
		$3,782	Portfolio Summary (unaudited)
Principal Funds, Inc. Institutional Class - 93.00%			Fund Type				Percent
Bond Market Index Fund (a)	2,031,258	21,836	Fixed Income Funds				76.81%
Diversified International Fund (a)	270,289	3,122	Domestic Equity Funds				14.23%
High Yield Fund I (a)	549,095	5,145	International Equity Funds				6.75%
Inflation Protection Fund (a)	312,120	2,581	Specialty Funds				2.22%
LargeCap S&P 500 Index Fund (a)	334,076	5,609	Other Assets and Liabilities				(0.01)%
Short-Term Income Fund (a)	982,651	11,871	TOTAL NET ASSETS				100.00%
		$50,164
TOTAL INVESTMENT COMPANIES		$53,946
Total Investments		$53,946
Other Assets and Liabilities - (0.01)%		(4)
TOTAL NET ASSETS - 100.00%		$53,942

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value		Cost		Proceeds		Value
Bond Market Index Fund		$10,393	$12,469		$1,255		$21,836
Diversified International Fund		1,393	1,855		181		3,122
Diversified Real Asset Fund		485	751		76		1,197
High Yield Fund I		2,515	2,849		287		5,145
Inflation Protection Fund		1,213	1,506		151		2,581
International Small Company Fund		227	312		29		518
LargeCap S&P 500 Index Fund		2,915	2,957		284		5,609
MidCap S&P 400 Index Fund		708	832		79		1,477
Short-Term Income Fund		6,072	6,376		651		11,871
SmallCap S&P 600 Index Fund		303	327		30		590
		$26,224	$30,234		$3,023		$53,946

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Fund		$261 $	1	$		— $	228
Diversified International Fund		26	—			64	55
Diversified Real Asset Fund		16	(1)			—	38
High Yield Fund I		55	(1)			—	69
Inflation Protection Fund		36	—			—	13
International Small Company Fund		6	—			12	8
LargeCap S&P 500 Index Fund		58	(1)			134	22
MidCap S&P 400 Index Fund		14	—			53	16
Short-Term Income Fund		51	—			—	74
SmallCap S&P 600 Index Fund		5	—			28	(10)
		$528 $	(2	) $		291	$513
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Strategic Income Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Principal Funds, Inc. Class R-6 - 17.76%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Blue Chip Fund (a)	796,323	$17,559	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Diversified Real Asset Fund (a)	677,153	7,469	shares of the security). Please see affiliated sub-schedule for transactional
Global Multi-Strategy Fund (a)	2,748,645	28,421	information.
International Small Company Fund (a)	350,412	3,557
MidCap Fund (a)	476,631	11,782	Portfolio Summary (unaudited)
SmallCap Growth Fund I (a)	207,656	2,550	Fund Type			Percent
SmallCap Value Fund II (a)	232,090	2,314	Fixed Income Funds			69.82%
		$73,652	Domestic Equity Funds			15.29%
Principal Funds, Inc. Institutional Class - 82.25%			Specialty Funds			8.65%
Bond Market Index Fund (a)	4,357,983	46,848	International Equity Funds			6.25%
Core Plus Bond Fund (a)	8,638,151	91,132	Other Assets and Liabilities			(0.01)%
Diversified International Fund (a)	970,873	11,214	TOTAL NET ASSETS			100.00%
Equity Income Fund (a)	462,532	13,733
High Yield Fund I (a)	4,200,529	39,359
Inflation Protection Fund (a)	2,334,226	19,304
LargeCap S&P 500 Index Fund (a)	921,102	15,465
Overseas Fund (a)	1,213,440	11,151
Short-Term Income Fund (a)	7,688,869	92,882
		$341,088
TOTAL INVESTMENT COMPANIES		$414,740
Total Investments		$414,740
Other Assets and Liabilities - (0.01)%		(50)
TOTAL NET ASSETS - 100.00%		$414,690

Affiliated Securities	October 31, 2018		Purchases	Sales	January 31, 2019
	Value		Cost	Proceeds		Value
Blue Chip Fund		$17,820	$1,368	$1,108		$17,559
Bond Market Index Fund		48,860	1,765	4,223		46,848
Core Plus Bond Fund		95,384	1,904	7,917		91,132
Diversified International Fund		12,002	899	1,056		11,214
Diversified Real Asset Fund		8,096	375	880		7,469
Equity Income Fund		14,523	903	1,108		13,733
Global Multi-Strategy Fund		30,578	2,184	2,464		28,421
High Yield Fund I		41,984	1,099	3,342		39,359
Inflation Protection Fund		20,389	820	1,759		19,304
International Small Company Fund		3,869	350	351		3,557
LargeCap S&P 500 Index Fund		16,398	1,206	1,091		15,465
MidCap Fund		12,183	1,365	916		11,782
Overseas Fund		12,105	1,160	1,056		11,151
Short-Term Income Fund		98,203	1,624	7,564		92,882
SmallCap Growth Fund I		2,681	373	176		2,550
SmallCap Value Fund II		2,488	404	176		2,314
		$437,563	$17,799	$35,187		$414,740

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$2 $	104		$1,217	$(625)
Bond Market Index Fund		1,197	10		—	436
Core Plus Bond Fund		840	4		—	1,757
Diversified International Fund		218	50		539	(681)
Diversified Real Asset Fund		257	(27)		—	(95)
Equity Income Fund		198	135		555	(720)
Global Multi-Strategy Fund		1,215	29		639	(1,906)
High Yield Fund I		650	(67)		—	(315)
Inflation Protection Fund		584	43		—	(189)
International Small Company Fund		109	6		194	(317)
LargeCap S&P 500 Index Fund		319	4		740	(1,052)
MidCap Fund		41	133		1,201	(983)
Overseas Fund		329	31		689	(1,089)
Short-Term Income Fund		607	(2)		—	621
SmallCap Growth Fund I		37	26		312	(354)
SmallCap Value Fund II		69	1		311	(403)
		$6,672 $	480		$6,397	$(5,915)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Real Estate Securities Fund
January 31, 2019 (unaudited)

COMMON STOCKS - 99.06%	Shares Held Value (000's)			(a)	Non-income producing security
Lodging - 3.92%				(b)		Restricted Security. Please see Restricted Security Sub-Schedule for more
Extended Stay America Inc	2,167,891 $		37,071	information.
Hilton Grand Vacations Inc (a)	1,211,326		36,752	(c)		Affiliated Security. Security is either an affiliate (and registered under the
Hilton Worldwide Holdings Inc	1,020,266		75,989	Investment Company Act of 1940) or an affiliate as defined by the Investment
			$149,812	Company Act of 1940 (controls 5.0% or more of the outstanding voting
REITs - 93.04%				shares of the security). Please see affiliated sub-schedule for transactional
Alexandria Real Estate Equities Inc	1,283,874		169,099	information.
American Homes 4 Rent	3,057,921		67,611	(d)	Current yield shown is as of period end.
American Tower Corp	210,248		36,339
Apartment Investment & Management Co	2,571,254		127,328		Portfolio Summary (unaudited)
AvalonBay Communities Inc	1,247,444		240,657	Sector		Percent
Boston Properties Inc	732,117		96,544	Financial		93.04%
Corporate Office Properties Trust	1,073,216		26,498	Consumer, Cyclical		3.92%
Crown Castle International Corp	310,136		36,305	Technology		2.10%
CubeSmart	1,864,404		57,703	Investment Companies		1.60%
Duke Realty Corp	2,037,314		59,571	Other Assets and Liabilities		(0.66)%
EPR Properties	1,162,283		84,916	TOTAL NET ASSETS		100.00%
Equinix Inc	443,933		174,910
Equity LifeStyle Properties Inc	570,073		60,359
Equity Residential	569,921		41,353
Essex Property Trust Inc	649,700		176,199
Extra Space Storage Inc	1,276,623		125,888
First Industrial Realty Trust Inc	977,495		31,984
HCP Inc	1,231,913		38,855
Healthcare Trust of America Inc	3,894,121		110,671
Hudson Pacific Properties Inc	1,420,502		46,124
Invitation Homes Inc	6,929,900		155,853
Kilroy Realty Corp	1,172,948		82,646
Liberty Property Trust	958,194		45,169
Physicians Realty Trust	1,959,374		35,484
Prologis Inc	4,187,037		289,575
Public Storage	321,265		68,275
Regency Centers Corp	1,991,906		129,474
Saul Centers Inc	336,510		17,822
Simon Property Group Inc	1,197,215		218,037
Spirit Realty Capital Inc	1,683,517		66,869
STORE Capital Corp	3,643,079		117,744
Sun Communities Inc	941,895		103,524
Sunstone Hotel Investors Inc	4,523,452		64,685
Tanger Factory Outlet Centers Inc	1,129,122		25,688
Taubman Centers Inc	687,431		34,234
Terreno Realty Corp	746,618		30,119
VICI Properties Inc (b)	1,275,120		27,453
Vornado Realty Trust	228,094		15,946
Welltower Inc	2,514,646		194,860
Weyerhaeuser Co	916,855		24,058
			$3,556,429
Software - 2.10%
InterXion Holding NV (a)	1,339,950		80,451
TOTAL COMMON STOCKS			$3,786,692
INVESTMENT COMPANIES - 1.60%	Shares Held Value (000's)
Money Market Funds - 1.60%
Principal Government Money Market Fund	61,165,701		61,166
2.32%(c),(d)
TOTAL INVESTMENT COMPANIES			$61,166
Total Investments			$3,847,858
Other Assets and Liabilities - (0.66)%			(25,242)
TOTAL NET ASSETS - 100.00%			$3,822,616

Affiliated Securities	October 31, 2018			Purchases	Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%			$49,809	$138,446	$127,089	$61,166
			$49,809	$138,446	$127,089	$61,166

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.32%	$168	$		— $	— $	—
	$168	$		— $	— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Real Estate Securities Fund
January 31, 2019 (unaudited)

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
VICI Properties Inc	02/01/2018-01/28/2019	$25,971	$27,453	0.72%
Total			$27,453	0.72%
Amounts in thousands.

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)
Money Market Funds - 0.30%
Principal Government Money Market Fund	13,112,034	$13,112
2.32%(a),(b)
Principal Exchange-Traded Funds - 19.79%
Principal Active Global Dividend Income ETF (a)	7,708,100	201,297
Principal EDGE Active Income ETF (a)	1,406,000	54,820
Principal Investment Grade Corporate Active	2,774,000	68,795
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	16,906,700	449,380
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	3,197,700	97,498
ETF (a)
		$871,790
Principal Funds, Inc. Class R-6 - 42.06%
Blue Chip Fund (a)	17,113,437	377,351
Diversified Real Asset Fund (a)	13,555,601	149,518
EDGE MidCap Fund (a)	12,960,941	172,899
Global Multi-Strategy Fund (a)	16,182,592	167,328
Global Real Estate Securities Fund (a)	14,447,093	142,159
High Yield Fund (a)	9,855,161	68,592
Income Fund (a)	53,898,925	503,955
International Emerging Markets Fund (a)	2,284,357	55,967
International Small Company Fund (a)	5,132,280	52,093
Preferred Securities Fund (a)	12,082,437	117,441
Real Estate Debt Income Fund (a)	4,853,780	46,014
		$1,853,317
Principal Funds, Inc. Institutional Class - 37.91%
Diversified International Fund (a)	42,452,382	490,325
Equity Income Fund (a)	18,284,928	542,879
Government & High Quality Bond Fund (a)	24,449,417	249,629
Inflation Protection Fund (a)	8,544,128	70,660
Short-Term Income Fund (a)	26,238,492	316,961
		$1,670,454
TOTAL INVESTMENT COMPANIES		$4,408,673
Total Investments		$4,408,673
Other Assets and Liabilities - (0.06)%		(2,785)
TOTAL NET ASSETS - 100.00%		$4,405,888

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	37.21%
Fixed Income Funds	33.98%
International Equity Funds	21.38%
Specialty Funds	7.19%
Investment Companies	0.30%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases		Sales	January 31, 2019
	Value	Cost		Proceeds		Value
Blue Chip Fund	$362,422	$26,818		$1,803		$377,351
Diversified International Fund	477,998	38,990		2,450		490,325
Diversified Real Asset Fund	153,382	4,969		6,754		149,518
EDGE MidCap Fund	163,524	10,980		—		172,899
Equity Income Fund	541,804	29,029		6,646		542,879
Global Multi-Strategy Fund	180,024	10,802		12,596		167,328
Global Real Estate Securities Fund	133,513	3,407		3,432		142,159
Government & High Quality Bond Fund	263,272	1,993		22,026		249,629
High Yield Fund	74,715	1,240		6,228		68,592
Income Fund	527,176	4,852		36,280		503,955
Inflation Protection Fund	74,404	2,082		5,343		70,660
International Emerging Markets Fund	52,620	1,741		—		55,967
International Small Company Fund	52,000	4,171		—		52,093
Preferred Securities Fund	123,911	1,998		7,862		117,441
Principal Active Global Dividend Income ETF	200,557	—		—		201,297
Principal EDGE Active Income ETF	55,509	—		—		54,820
Principal Government Money Market Fund 2.32%	16,930	8,693		12,511		13,112
Principal Investment Grade Corporate Active ETF	67,300	—		—		68,795
Principal U.S. Mega-Cap Multi-Factor Index ETF	455,129	—		—		449,380
Principal U.S. Small-Cap Multi-Factor Index ETF	98,261	2,459		—		97,498
Real Estate Debt Income Fund	48,642	517		3,790		46,014
Short-Term Income Fund	338,457	2,356		25,957		316,961
	$4,461,550	$157,097		$153,678		$4,408,673

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$48	$(220	) $		25,207	$(9,866)
Diversified International Fund	8,912	31			22,045	(24,244)
Diversified Real Asset Fund	4,877	(64)			—	(2,015)
EDGE MidCap Fund	2,621	—			7,029	(1,605)
Equity Income Fund	7,502	(434)			21,021	(20,874)
Global Multi-Strategy Fund	7,021	(175)			3,712	(10,727)
Global Real Estate Securities Fund	2,426	(159)			913	8,830
Government & High Quality Bond Fund	1,902	(1,024)			—	7,414
High Yield Fund	1,171	(434)			—	(701)
Income Fund	4,668	(1,307)			—	9,514
Inflation Protection Fund	2,082	(202)			—	(281)
International Emerging Markets Fund	620	—			1,121	1,606
International Small Company Fund	1,501	—			2,671	(4,078)
Preferred Securities Fund	1,929	(648)			—	42
Principal Active Global Dividend Income ETF	1,117	—			2,296	740
Principal EDGE Active Income ETF	655	—			478	(689)
Principal Government Money Market Fund 2.32%	85	—			—	—
Principal Investment Grade Corporate Active ETF	681	—			59	1,495
Principal U.S. Mega-Cap Multi-Factor Index ETF	2,896	—			—	(5,749)
Principal U.S. Small-Cap Multi-Factor Index ETF	431	—			—	(3,222)
Real Estate Debt Income Fund	517	(112)			—	757
Short-Term Income Fund	2,081	(407)			—	2,512
	$55,743	$(5,155	) $		86,552	$(51,141)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Conservative Balanced Portfolio
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)
Money Market Funds - 0.50%
Principal Government Money Market Fund	8,312,067	$8,312
2.32%(a),(b)
Principal Exchange-Traded Funds - 14.23%
Principal Active Global Dividend Income ETF (a)	1,207,000	31,521
Principal EDGE Active Income ETF (a)	1,047,000	40,823
Principal Investment Grade Corporate Active	1,517,600	37,636
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	4,014,000	106,692
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	722,700	22,035
ETF (a)
		$238,707
Principal Funds, Inc. Class R-6 - 45.91%
Blue Chip Fund (a)	4,257,260	93,873
Diversified Real Asset Fund (a)	4,516,278	49,815
EDGE MidCap Fund (a)	3,052,640	40,722
Global Diversified Income Fund (a)	3,411,864	45,241
Global Multi-Strategy Fund (a)	6,288,909	65,027
Global Real Estate Securities Fund (a)	4,140,684	40,744
High Yield Fund (a)	6,039,422	42,034
Income Fund (a)	30,148,938	281,893
International Emerging Markets Fund (a)	552,634	13,540
International Small Company Fund (a)	1,331,424	13,514
Preferred Securities Fund (a)	7,031,629	68,347
Real Estate Debt Income Fund (a)	1,606,660	15,231
		$769,981
Principal Funds, Inc. Institutional Class - 39.43%
Diversified International Fund (a)	10,694,158	123,518
Equity Income Fund (a)	4,653,042	138,149
Government & High Quality Bond Fund (a)	16,232,117	165,730
Inflation Protection Fund (a)	5,365,935	44,376
Short-Term Income Fund (a)	15,686,668	189,495
		$661,268
TOTAL INVESTMENT COMPANIES		$1,678,268
Total Investments		$1,678,268
Other Assets and Liabilities - (0.07)%		(1,122)
TOTAL NET ASSETS - 100.00%		$1,677,146

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52.80%
Domestic Equity Funds	23.94%
International Equity Funds	13.28%
Specialty Funds	9.55%
Investment Companies	0.50%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases		Sales	January 31, 2019
	Value	Cost		Proceeds		Value
Blue Chip Fund	$88,014	$8,541		$244		$93,873
Diversified International Fund	119,635	11,285		1,350		123,518
Diversified Real Asset Fund	49,763	2,103		1,397		49,815
EDGE MidCap Fund	38,081	3,252		246		40,722
Equity Income Fund	133,672	10,707		980		138,149
Global Diversified Income Fund	45,951	968		2,078		45,241
Global Multi-Strategy Fund	68,059	4,667		3,551		65,027
Global Real Estate Securities Fund	37,573	1,889		1,203		40,744
Government & High Quality Bond Fund	167,676	2,405		8,471		165,730
High Yield Fund	42,959	1,296		1,603		42,034
Income Fund	284,817	4,056		11,508		281,893
Inflation Protection Fund	44,483	1,783		1,596		44,376
International Emerging Markets Fund	12,627	524		—		13,540
International Small Company Fund	13,381	1,179		—		13,514
Preferred Securities Fund	69,754	1,709		2,815		68,347
Principal Active Global Dividend Income ETF	31,405	—		—		31,521
Principal EDGE Active Income ETF	41,335	—		—		40,823
Principal Government Money Market Fund 2.32%	9,090	2,614		3,392		8,312
Principal Investment Grade Corporate Active ETF	36,819	—		—		37,636
Principal U.S. Mega-Cap Multi-Factor Index ETF	108,057	—		—		106,692
Principal U.S. Small-Cap Multi-Factor Index ETF	21,906	848		—		22,035
Real Estate Debt Income Fund	15,662	168		810		15,231
Short-Term Income Fund	193,957	3,074		8,790		189,495
	$1,674,676	$63,068		$50,034		$1,678,268

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$12	$(21	) $		6,193	$(2,417)
Diversified International Fund	2,231	(6)			5,517	(6,046)
Diversified Real Asset Fund	1,603	(50)			—	(604)
EDGE MidCap Fund	611	1			1,639	(366)
Equity Income Fund	1,885	(2)			5,273	(5,248)
Global Diversified Income Fund	634	(136)			—	536
Global Multi-Strategy Fund	2,688	(111)			1,418	(4,037)
Global Real Estate Securities Fund	683	(53)			257	2,538
Government & High Quality Bond Fund	1,228	(600)			—	4,720
High Yield Fund	690	(117)			—	(501)
Income Fund	2,554	(494)			—	5,022
Inflation Protection Fund	1,283	(62)			—	(232)
International Emerging Markets Fund	149	—			269	389
International Small Company Fund	386	—			687	(1,046)
Preferred Securities Fund	1,102	(223)			—	(78)
Principal Active Global Dividend Income ETF	175	—			360	116
Principal EDGE Active Income ETF	487	—			356	(512)
Principal Government Money Market Fund 2.32%	49	—			—	—
Principal Investment Grade Corporate Active ETF	372	—			32	817
Principal U.S. Mega-Cap Multi-Factor Index ETF	688	—			—	(1,365)
Principal U.S. Small-Cap Multi-Factor Index ETF	97	—			—	(719)
Real Estate Debt Income Fund	168	(25)			—	236
Short-Term Income Fund	1,213	(153)			—	1,407
	$20,988	$(2,052	) $		22,001	$(7,390)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Conservative Growth Portfolio
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)
Money Market Funds - 0.25%
Principal Government Money Market Fund	7,247,216	$7,247
2.32%(a),(b)
Principal Exchange-Traded Funds - 20.67%
Principal Active Global Dividend Income ETF (a)	3,580,000	93,492
Principal Investment Grade Corporate Active	816,000	20,237
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	15,051,400	400,066
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	3,039,800	92,683
ETF (a)
		$606,478
Principal Funds, Inc. Class R-6 - 38.84%
Blue Chip Fund (a)	15,610,683	344,216
Diversified Real Asset Fund (a)	10,019,268	110,512
EDGE MidCap Fund (a)	13,235,689	176,564
Global Multi-Strategy Fund (a)	4,264,591	44,096
Global Real Estate Securities Fund (a)	10,734,911	105,631
Income Fund (a)	14,931,402	139,609
International Small Company Fund (a)	4,431,309	44,978
Multi-Manager Equity Long/Short Fund (a)	7,883,657	72,135
Origin Emerging Markets Fund (a)	5,424,887	55,280
Preferred Securities Fund (a)	4,770,507	46,369
		$1,139,390
Principal Funds, Inc. Institutional Class - 40.31%
Diversified International Fund (a)	41,131,337	475,067
Equity Income Fund (a)	16,514,860	490,326
Government & High Quality Bond Fund (a)	8,147,376	83,185
Short-Term Income Fund (a)	11,089,140	133,957
		$1,182,535
TOTAL INVESTMENT COMPANIES		$2,935,650
Total Investments		$2,935,650
Other Assets and Liabilities - (0.07)%		(1,953)
TOTAL NET ASSETS - 100.00%		$2,933,697

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.26%
International Equity Funds	26.39%
Fixed Income Funds	14.44%
Specialty Funds	7.73%
Investment Companies	0.25%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases		Sales	January 31, 2019
	Value	Cost		Proceeds		Value
Blue Chip Fund	$336,612	$25,791		$8,674		$344,216
Diversified International Fund	470,235	34,708		5,988		475,067
Diversified Real Asset Fund	115,915	3,731		7,524		110,512
EDGE MidCap Fund	167,012	11,989		858		176,564
Equity Income Fund	497,675	26,934		14,735		490,326
Global Multi-Strategy Fund	48,758	2,948		4,671		44,096
Global Real Estate Securities Fund	102,719	2,646		6,195		105,631
Government & High Quality Bond Fund	90,324	646		9,954		83,185
Income Fund	150,285	1,316		14,284		139,609
International Small Company Fund	45,477	3,661		644		44,978
Multi-Manager Equity Long/Short Fund	77,086	8,322		5,218		72,135
Origin Emerging Markets Fund	52,800	944		428		55,280
Preferred Securities Fund	49,753	771		3,903		46,369
Principal Active Global Dividend Income ETF	93,148	—		—		93,492
Principal Government Money Market Fund 2.32%	11,394	4,842		8,989		7,247
Principal Investment Grade Corporate Active ETF	19,797	—		—		20,237
Principal U.S. Mega-Cap Multi-Factor Index ETF	405,184	—		—		400,066
Principal U.S. Small-Cap Multi-Factor Index ETF	94,426	1,347		—		92,683
Short-Term Income Fund	146,632	1,055		14,623		133,957
	$2,975,232	$131,651		$106,688		$2,935,650

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$44	$(1,268	) $		23,192	$(8,245)
Diversified International Fund	8,668	(357)			21,478	(23,531)
Diversified Real Asset Fund	3,633	(236)			—	(1,374)
EDGE MidCap Fund	2,672	10			7,167	(1,589)
Equity Income Fund	6,820	(1,626)			19,139	(17,922)
Global Multi-Strategy Fund	1,885	129			998	(3,068)
Global Real Estate Securities Fund	1,825	(302)			692	6,763
Government & High Quality Bond Fund	646	(418)			—	2,587
Income Fund	1,316	(505)			—	2,797
International Small Company Fund	1,294	54			2,302	(3,570)
Multi-Manager Equity Long/Short Fund	1,137	(314)			7,120	(7,741)
Origin Emerging Markets Fund	879	83			—	1,881
Preferred Securities Fund	771	(243)			—	(9)
Principal Active Global Dividend Income ETF	519	—			1,066	344
Principal Government Money Market Fund 2.32%	51	—			—	—
Principal Investment Grade Corporate Active ETF	200	—			18	440
Principal U.S. Mega-Cap Multi-Factor Index ETF	2,579	—			—	(5,118)
Principal U.S. Small-Cap Multi-Factor Index ETF	410	—			—	(3,090)
Short-Term Income Fund	893	(199)			—	1,092
	$36,242	$(5,192	) $		83,172	$(59,353)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Flexible Income Portfolio
	January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held Value (000's)
Money Market Funds - 1.07%
Principal Government Money Market Fund	27,497,854	$27,498
2.32%(a),(b)
Principal Exchange-Traded Funds - 15.94%
Principal Active Global Dividend Income ETF (a)	6,584,100	171,944
Principal EDGE Active Income ETF (a)	1,664,800	64,910
Principal Investment Grade Corporate Active	3,197,000	79,286
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	3,448,200	91,653
ETF (a)
		$407,793
Principal Funds, Inc. Class R-6 - 46.21%
Blue Chip Fund (a)	1,488,554	32,823
EDGE MidCap Fund (a)	2,936,608	39,174
Global Diversified Income Fund (a)	9,639,268	127,817
Global Real Estate Securities Fund (a)	10,367,567	102,017
High Yield Fund (a)	16,297,479	113,430
Income Fund (a)	62,772,785	586,925
Preferred Securities Fund (a)	13,655,207	132,729
Real Estate Debt Income Fund (a)	5,018,380	47,574
		$1,182,489
Principal Funds, Inc. Institutional Class - 36.88%
Equity Income Fund (a)	5,604,307	166,392
Government & High Quality Bond Fund (a)	28,247,918	288,411
Inflation Protection Fund (a)	20,221,701	167,234
Short-Term Income Fund (a)	26,634,630	321,746
		$943,783
TOTAL INVESTMENT COMPANIES		$2,561,563
Total Investments		$2,561,563
Other Assets and Liabilities - (0.10)%		(2,636)
TOTAL NET ASSETS - 100.00%		$2,558,927

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.44%
Domestic Equity Funds	12.89%
International Equity Funds	10.71%
Specialty Funds	4.99%
Investment Companies	1.07%
Other Assets and Liabilities	(0.10)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases		Sales	January 31, 2019
	Value		Cost		Proceeds		Value
Blue Chip Fund	$30,602		$3,073	$	— $		32,823
EDGE MidCap Fund	33,839		5,666		—		39,174
Equity Income Fund	160,271		12,455		—		166,392
Global Diversified Income Fund	128,953		2,244		4,524		127,817
Global Real Estate Securities Fund	94,180		3,162		1,509		102,017
Government & High Quality Bond Fund	290,264		2,900		11,915		288,411
High Yield Fund	114,735		2,582		2,263		113,430
Income Fund	597,454		6,422		26,403		586,925
Inflation Protection Fund	167,139		5,467		4,251		167,234
Preferred Securities Fund	134,466		2,593		3,771		132,729
Principal Active Global Dividend Income ETF	170,011		1,284		—		171,944
Principal EDGE Active Income ETF	65,726		—		—		64,910
Principal Government Money Market Fund 2.32%	26,494		5,814		4,810		27,498
Principal Investment Grade Corporate Active ETF	77,563		—		—		79,286
Principal U.S. Mega-Cap Multi-Factor Index ETF	92,825		—		—		91,653
Real Estate Debt Income Fund	49,337		594		3,017		47,574
Short-Term Income Fund	334,632		2,770		17,780		321,746
	$2,568,491		$57,026		$80,243		$2,561,563

	Realized Gain/Loss				Realized Gain from		Change in Unrealized
	Income		on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$4	$	— $			2,165	$(852)
EDGE MidCap Fund	591		—			1,586	(331)
Equity Income Fund	2,280		—			6,381	(6,334)
Global Diversified Income Fund	1,792		(336)			—	1,480
Global Real Estate Securities Fund	1,723		(76)			648	6,260
Government & High Quality Bond Fund	2,133		(1,019)			—	8,181
High Yield Fund	1,859		(147)			—	(1,477)
Income Fund	5,337		(1,302)			—	10,754
Inflation Protection Fund	4,846		(172)			—	(949)
Preferred Securities Fund	2,142		(302)			—	(257)
Principal Active Global Dividend Income ETF	947		—			1,946	649
Principal EDGE Active Income ETF	775		—			565	(816)
Principal Government Money Market Fund 2.32%	144		—			—	—
Principal Investment Grade Corporate Active ETF	785		—			68	1,723
Principal U.S. Mega-Cap Multi-Factor Index ETF	591		—			—	(1,172)
Real Estate Debt Income Fund	526		(92)			—	752
Short-Term Income Fund	2,069		(353)			—	2,477
	$28,544		$(3,799	) $		13,359	$20,088
Amounts in thousands

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Money Market Funds - 0.30%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Principal Government Money Market Fund	5,339,698	$5,340	Company Act of 1940 (controls 5.0% or more of the outstanding voting
2.32%(a),(b)			shares of the security). Please see affiliated sub-schedule for transactional
Principal Exchange-Traded Funds - 27.72%			information.
Principal Active Global Dividend Income ETF (a)	3,889,000	101,561 (b)	Current yield shown is as of period end.
Principal EDGE Active Income ETF (a)	2,022,300	78,849
Principal U.S. Mega-Cap Multi-Factor Index	9,084,800	241,474	Portfolio Summary (unaudited)
ETF (a)			Fund Type				Percent
Principal U.S. Small-Cap Multi-Factor Index	2,499,500	76,210	Domestic Equity Funds				57.59%
ETF (a)			International Equity Funds				35.98%
		$498,094	Fixed Income Funds				6.20%
Principal Funds, Inc. Class R-6 - 32.48%			Investment Companies				0.30%
Blue Chip Fund (a)	12,075,193	266,258	Other Assets and Liabilities				(0.07)%
EDGE MidCap Fund (a)	8,816,197	117,608	TOTAL NET ASSETS				100.00%
Global Real Estate Securities Fund (a)	10,791,236	106,186
International Small Company Fund (a)	3,023,229	30,686
Origin Emerging Markets Fund (a)	6,183,548	63,010
		$583,748
Principal Funds, Inc. Institutional Class - 39.57%
Diversified International Fund (a)	29,892,843	345,262
Equity Income Fund (a)	11,223,871	333,237
Short-Term Income Fund (a)	2,695,109	32,557
		$711,056
TOTAL INVESTMENT COMPANIES		$1,798,238
Total Investments	$1,798,238
Other Assets and Liabilities - (0.07)%		(1,254)
TOTAL NET ASSETS - 100.00%		$1,796,984

Affiliated Securities		October 31, 2018	Purchases		Sales	January 31, 2019
		Value	Cost		Proceeds		Value
Blue Chip Fund	$	265,454	$20,113		$11,595		$266,258
Diversified International Fund		349,344	26,951		13,030		345,262
EDGE MidCap Fund		116,467	8,692		6,201		117,608
Equity Income Fund		341,313	19,050		13,611		333,237
Global Real Estate Securities Fund		101,938	2,727		4,987		106,186
International Small Company Fund		32,375	2,622		1,738		30,686
Origin Emerging Markets Fund		63,856	1,067		4,058		63,010
Principal Active Global Dividend Income ETF		101,188	—		—		101,561
Principal EDGE Active Income ETF		79,840	—		—		78,849
Principal Government Money Market Fund 2.32%		8,520	5,283		8,463		5,340
Principal U.S. Mega-Cap Multi-Factor Index ETF		244,563	—		—		241,474
Principal U.S. Small-Cap Multi-Factor Index ETF		76,607	2,121		—		76,210
Short-Term Income Fund		34,803	281		2,746		32,557
	$	1,816,268	$88,907		$66,429		$1,798,238

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$	34	$(1,911	) $		18,166	$(5,803)
Diversified International Fund		6,364	(910)			15,880	(17,093)
EDGE MidCap Fund		1,819	(971)			4,907	(379)
Equity Income Fund		4,657	(1,780)			13,094	(11,735)
Global Real Estate Securities Fund		1,836	(225)			693	6,733
International Small Company Fund		907	(17)			1,624	(2,556)
Origin Emerging Markets Fund		1,029	(43)			—	2,188
Principal Active Global Dividend Income ETF		564	—			1,158	373
Principal EDGE Active Income ETF		942	—			687	(991)
Principal Government Money Market Fund 2.32%		40	—			—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF		1,556	—			—	(3,089)
Principal U.S. Small-Cap Multi-Factor Index ETF		337	—			—	(2,518)
Short-Term Income Fund		216	(35)			—	254
	$20,301		$(5,892	) $		56,209	$(34,616)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2019 (unaudited)

INVESTMENT COMPANIES - 0.30%	Shares Held Value (000's)			Principal
Money Market Funds - 0.30%			BONDS (continued)	Amount (000’s)	Value (000’s)
Principal Government Money Market Fund	14,373,785	$14,374	Automobile Asset Backed Securities (continued)
2.32%(a),(b)			CPS Auto Receivables Trust 2014-C
TOTAL INVESTMENT COMPANIES		$14,374	3.77%, 08/17/2020(c)	$2,695	$2,698
	Principal		CPS Auto Receivables Trust 2015-A
BONDS - 97.03%	Amount (000's) Value (000's)		2.79%, 02/16/2021(c)	1,562	1,561
Aerospace & Defense - 1.09%			CPS Auto Receivables Trust 2017-B
General Dynamics Corp			1.75%, 07/15/2020(c)	47	47
2.88%, 05/11/2020	$6,800	$6,815	CPS Auto Receivables Trust 2017-D
3.00%, 05/11/2021	9,750	9,809	1.87%, 03/15/2021(c)	1,645	1,641
Northrop Grumman Corp			CPS Auto Receivables Trust 2018-A
2.08%, 10/15/2020	4,850	4,793	2.16%, 05/17/2021(c)	4,069	4,059
Rockwell Collins Inc			CPS Auto Receivables Trust 2018-B
1.95%, 07/15/2019	5,000	4,979	2.72%, 09/15/2021(c)	7,406	7,383
3.20%, 03/15/2024	6,750	6,589	CPS Auto Receivables Trust 2018-D
United Technologies Corp			3.06%, 01/18/2022(c)	19,510	19,500
1.50%, 11/01/2019	9,600	9,508	CPS Auto Receivables Trust 2019-A
1.90%, 05/04/2020	9,400	9,274	3.18%, 06/15/2022(c)	8,000	8,003
		$51,767	CPS Auto Trust
Airlines - 0.57%			1.68%, 08/17/2020(c)	469	469
American Airlines 2013-2 Class A Pass Through			2.87%, 09/15/2021(c)	9,084	9,076
Trust			Ford Credit Auto Owner Trust 2015-REV2
4.95%, 07/15/2024	10,041	10,255	2.44%, 01/15/2027(c)	12,327	12,218
Continental Airlines 2009-2 Class A Pass Through			Ford Credit Auto Owner Trust 2016-REV2
Trust			2.03%, 12/15/2027(c)	14,000	13,696
7.25%, 05/10/2021	5,885	6,026	Ford Credit Auto Owner Trust 2017-REV1
Delta Air Lines 2009-1 Class A Pass Through			2.62%, 08/15/2028(c)	11,500	11,357
Trust			Ford Credit Auto Owner Trust 2019-REV1
7.75%, 06/17/2021	6,866	7,087	3.52%, 07/15/2030(c)	11,700	11,757
Delta Air Lines 2012-1 Class A Pass Through			Ford Credit Auto Owner Trust/Ford Credit
Trust			3.47%, 01/15/2030(c)	14,600	14,713
4.75%, 11/07/2021	3,478	3,519	Ford Credit Auto Owner Trust/Ford Credit
		$26,887	2014-REV1
Automobile Asset Backed Securities - 8.76%			2.26%, 11/15/2025(c)	11,327	11,303
AmeriCredit Automobile Receivables 2015-4			OneMain Direct Auto Receivables Trust 2017-2
3.72%, 12/08/2021	6,390	6,433	2.31%, 12/14/2021(c)	20,474	20,360
AmeriCredit Automobile Receivables Trust			OneMain Direct Auto Receivables Trust 2018-1
2014-2			3.43%, 12/16/2024(c)	16,000	16,046
2.57%, 07/08/2020	7,702	7,700	Santander Drive Auto Receivables Trust 2015-2
AmeriCredit Automobile Receivables Trust			2.44%, 04/15/2021	1,634	1,632
2014-3			3.02%, 04/15/2021	6,420	6,417
2.58%, 09/08/2020	113	113	Santander Drive Auto Receivables Trust 2018-1
AmeriCredit Automobile Receivables Trust			2.10%, 11/16/2020	1,578	1,577
2015-2			Santander Drive Auto Receivables Trust 2018-2
3.00%, 06/08/2021	3,000	2,998	2.58%, 10/15/2020	9,382	9,376
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2018-3
2015-3			2.78%, 03/15/2021	10,047	10,037
2.73%, 03/08/2021	8,300	8,286	Santander Drive Auto Receivables Trust 2018-4
AmeriCredit Automobile Receivables Trust			2.73%, 04/15/2021	6,577	6,569
2017-4			3.01%, 03/15/2022	7,800	7,803
1.83%, 05/18/2021	6,105	6,094	Santander Drive Auto Receivables Trust 2018-5
Americredit Automobile Receivables Trust 2018-1			2.97%, 07/15/2021	17,600	17,600
3.07%, 12/19/2022	9,750	9,765	TCF Auto Receivables Owner Trust 2016-PT1
Americredit Automobile Receivables Trust 2018-2			1.93%, 06/15/2022(c)	7,931	7,859
3.15%, 03/20/2023	6,800	6,816	Westlake Automobile Receivables Trust 2016-3
Americredit Automobile Receivables Trust 2018-3			2.07%, 12/15/2021(c)	177	176
3.11%, 01/18/2022	14,250	14,266	Westlake Automobile Receivables Trust 2017-1
Bank of The West Auto Trust 2017-1			2.30%, 10/17/2022(c)	3,024	3,021
1.78%, 02/15/2021(c)	2,672	2,663	Westlake Automobile Receivables Trust 2017-2
Bank of The West Auto Trust 2018-1			1.80%, 07/15/2020(c)	1,763	1,760
3.09%, 04/15/2021(c)	16,600	16,616	Westlake Automobile Receivables Trust 2018-1
Capital Auto Receivables Asset Trust 2015-2			2.24%, 12/15/2020(c)	8,874	8,854
2.29%, 05/20/2020	1,029	1,029	Westlake Automobile Receivables Trust 2018-2
Capital Auto Receivables Asset Trust 2017-1			2.84%, 09/15/2021(c)	7,714	7,702
1.76%, 06/22/2020(c)	1,375	1,373	3.20%, 01/16/2024(c)	7,800	7,792
Capital Auto Receivables Asset Trust 2018-1			Westlake Automobile Receivables Trust 2018-3
2.54%, 10/20/2020(c)	10,512	10,497	2.98%, 01/18/2022(c)	11,700	11,700
Capital Auto Receivables Asset Trust 2018-2			3.32%, 10/16/2023(c)	10,700	10,739
3.02%, 02/22/2021(c)	12,500	12,504
3.27%, 06/20/2023(c)	9,750	9,776

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s)	Value (000’s)
Automobile Asset Backed Securities (continued)			Banks (continued)
World Omni Select Auto Trust 2018-1			Capital One NA
3.24%, 04/15/2022(c)	$12,350	$12,378	1.85%, 09/13/2019	$9,500	$9,441
		$415,808	3.54%, 09/13/2019	9,500	9,516
Automobile Floor Plan Asset Backed Securities - 1.87%			3 Month USD LIBOR + 0.77%
Ally Master Owner Trust			3.90%, 01/30/2023	14,400	14,369
2.70%, 01/17/2023	14,250	14,139	3 Month USD LIBOR + 1.15%
3.29%, 05/15/2023	19,500	19,617	Citigroup Inc
BMW Floorplan Master Owner Trust			2.70%, 03/30/2021	14,100	14,004
2.83%, 05/15/2023(c)	4,500	4,500	3.50%, 05/15/2023	9,750	9,717
1.00 x 1 Month USD LIBOR + 0.32%			3.73%, 04/25/2022	19,800	19,860
Ford Credit Floorplan Master Owner Trust A			3 Month USD LIBOR + 0.96%
2.91%, 10/15/2023	8,750	8,729	3.74%, 05/17/2024	4,750	4,746
1.00 x 1 Month USD LIBOR + 0.40%			3 Month USD LIBOR + 1.10%
2.97%, 11/15/2021	6,700	6,708	4.00%, 08/05/2024	10,750	10,832
1.00 x 1 Month USD LIBOR + 0.46%			4.17%, 09/01/2023	10,000	10,143
Navistar Financial Dealer Note Master Owner			3 Month USD LIBOR + 1.43%
Trust II			Credit Suisse Group AG
3.14%, 09/25/2023(c)	11,500	11,497	4.02%, 06/12/2024(c)	9,750	9,643
1.00 x 1 Month USD LIBOR + 0.63%			3 Month USD LIBOR + 1.24%
Volvo Financial Equipment Master Owner Trust			4.21%, 06/12/2024(c),(d)	8,150	8,177
3.01%, 11/15/2022(c)	8,750	8,768	3 Month USD LIBOR + 1.24%
1.00 x 1 Month USD LIBOR + 0.50%			Fifth Third Bancorp
3.03%, 07/17/2023(c)	14,600	14,614	2.60%, 06/15/2022	13,400	13,086
1.00 x 1 Month USD LIBOR + 0.52%			3.65%, 01/25/2024	9,800	9,875
		$88,572	4.30%, 01/16/2024	15,700	16,086
Automobile Manufacturers - 1.35%			Fifth Third Bank/Cincinnati OH
Daimler Finance North America LLC			1.63%, 09/27/2019	4,750	4,713
1.75%, 10/30/2019(c)	6,650	6,589	2.25%, 06/14/2021	7,700	7,557
Ford Motor Credit Co LLC			2.30%, 03/15/2019	7,600	7,596
2.02%, 05/03/2019	9,600	9,572	Goldman Sachs Group Inc/The
4.08%, 03/28/2022	5,000	4,767	2.30%, 12/13/2019	9,600	9,552
3 Month USD LIBOR + 1.27%			2.60%, 04/23/2020	9,600	9,550
General Motors Financial Co Inc			3.00%, 04/26/2022	19,200	18,990
3.65%, 04/09/2021	9,700	9,572	3.20%, 02/23/2023	10,000	9,944
3 Month USD LIBOR + 0.85%			3.87%, 04/26/2022	25,000	25,094
4.15%, 06/19/2023	4,850	4,776	3 Month USD LIBOR + 1.11%
PACCAR Financial Corp			3.93%, 04/23/2020	9,600	9,666
2.20%, 09/15/2019	9,327	9,276	3 Month USD LIBOR + 1.16%
3.10%, 05/10/2021	9,750	9,799	4.46%, 02/25/2021	9,600	9,831
Toyota Motor Credit Corp			3 Month USD LIBOR + 1.77%
2.60%, 01/11/2022	9,600	9,530	HSBC Holdings PLC
		$63,881	3.64%, 05/18/2024	9,750	9,666
Banks - 19.81%			3 Month USD LIBOR + 1.00%
Bank of America Corp			ING Groep NV
2.50%, 10/21/2022	12,000	11,727	3.15%, 03/29/2022	6,800	6,750
2.63%, 10/19/2020	15,750	15,678	3.95%, 03/29/2022	9,750	9,774
3.00%, 12/20/2023(d)	10,347	10,215	3 Month USD LIBOR + 1.15%
3 Month USD LIBOR + 0.79%			JPMorgan Chase & Co
3.92%, 01/20/2023	28,400	28,624	2.30%, 08/15/2021	9,500	9,337
3 Month USD LIBOR + 1.16%			3.67%, 04/25/2023	38,500	38,383
4.20%, 08/26/2024	24,500	25,079	3 Month USD LIBOR + 0.90%
Bank of New York Mellon Corp/The			3.88%, 09/10/2024	5,249	5,323
2.20%, 05/15/2019	11,327	11,312	4.01%, 10/24/2023	15,000	15,184
2.50%, 04/15/2021	5,700	5,653	3 Month USD LIBOR + 1.23%
3.80%, 10/30/2023	24,500	24,707	4.25%, 10/15/2020	22,250	22,698
3 Month USD LIBOR + 1.05%			KeyBank NA/Cleveland OH
BB&T Corp			2.35%, 03/08/2019	16,350	16,348
2.05%, 05/10/2021	9,500	9,319	2.40%, 06/09/2022	9,600	9,360
3.45%, 04/01/2022	4,900	4,918	3.30%, 02/01/2022(e)	4,750	4,776
3 Month USD LIBOR + 0.65%			KeyCorp
BNP Paribas SA			5.10%, 03/24/2021	20,000	20,840
3.50%, 03/01/2023(c)	19,500	19,333	Morgan Stanley
Branch Banking & Trust Co			3.17%, 02/10/2021	14,500	14,489
2.10%, 01/15/2020	14,400	14,303	3 Month USD LIBOR + 0.55%
2.63%, 01/15/2022	14,400	14,287	4.10%, 05/22/2023	10,200	10,419
			4.16%, 04/21/2021	14,400	14,651
			3 Month USD LIBOR + 1.40%

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Biotechnology (continued)
Morgan Stanley (continued)			Gilead Sciences Inc
4.18%, 10/24/2023	$38,600	$39,093	1.85%, 09/20/2019	$14,700	$14,620
3 Month USD LIBOR + 1.40%					$69,919
5.50%, 07/24/2020	9,500	9,835	Building Materials - 0.25%
PNC Bank NA			Martin Marietta Materials Inc
2.00%, 05/19/2020	9,250	9,151	3.29%, 12/20/2019	11,700	11,682
2.70%, 11/01/2022	10,965	10,737	3 Month USD LIBOR + 0.50%
3.00%, 05/19/2020	6,000	6,008	Chemicals - 0.79%
3 Month USD LIBOR + 0.36%			Air Liquide Finance SA
3.26%, 07/27/2022	9,600	9,553	1.75%, 09/27/2021(c)	6,750	6,515
3 Month USD LIBOR + 0.50%			Chevron Phillips Chemical Co LLC / Chevron
PNC Financial Services Group Inc/The			Phillips Chemical Co LP
3.90%, 04/29/2024	9,850	9,968	2.45%, 05/01/2020(c)	4,832	4,798
State Street Corp			3.30%, 05/01/2023(c)	7,300	7,267
3.10%, 05/15/2023	24,100	24,008	DowDuPont Inc
SunTrust Bank/Atlanta GA			3.82%, 11/15/2023	9,750	9,713
2.25%, 01/31/2020	9,600	9,536	3 Month USD LIBOR + 1.11%
2.45%, 08/01/2022	14,400	14,028	International Flavors & Fragrances Inc
3.15%, 08/02/2022	9,750	9,663	3.40%, 09/25/2020	4,900	4,918
3 Month USD LIBOR + 0.59%			Westlake Chemical Corp
SunTrust Banks Inc			3.60%, 07/15/2022	4,100	4,069
2.90%, 03/03/2021	12,500	12,460			$37,280
UBS AG/London			Commercial Mortgage Backed Securities - 0.88%
2.20%, 06/08/2020(c)	4,750	4,690	Ginnie Mae
3.35%, 06/08/2020(c)	6,750	6,766	0.49%, 09/16/2055(f),(g)	23,299	729
3 Month USD LIBOR + 0.58%			0.70%, 01/16/2054(f),(g)	41,040	1,397
UBS Group Funding Switzerland AG			0.73%, 10/16/2054(f),(g)	47,543	1,554
3.49%, 05/23/2023(c)	11,450	11,357	0.81%, 02/16/2048(f),(g)	28,991	1,209
US Bancorp			0.84%, 02/16/2055(f),(g)	67,276	2,187
3.42%, 01/24/2022	5,751	5,772	0.87%, 01/16/2055(f),(g)	98,123	3,912
3 Month USD LIBOR + 0.64%			1.01%, 08/16/2042(f),(g)	41,172	1,907
3.60%, 09/11/2024	14,400	14,637	1.06%, 06/16/2045(f),(g)	63,517	3,490
US Bank NA/Cincinnati OH			1.16%, 02/16/2046(f),(g)	59,536	2,778
2.00%, 01/24/2020	9,600	9,525	1.25%, 10/16/2051(f),(g)	3,322	234
2.05%, 10/23/2020	9,700	9,568	1.37%, 12/16/2036(f),(g)	52,912	2,779
Wells Fargo & Co			GS Mortgage Securities Trust 2017-GS6
2.60%, 07/22/2020	5,000	4,983	1.95%, 05/10/2050	11,624	11,408
3.89%, 01/24/2023	19,000	19,117	JPMDB Commercial Mortgage Securities Trust
3 Month USD LIBOR + 1.11%			2016-C4
Wells Fargo Bank NA			1.54%, 12/15/2049	8,407	8,228
3.27%, 07/23/2021	14,500	14,491			$41,812
3 Month USD LIBOR + 0.50%
		$940,087	Computers - 1.06%
			Apple Inc
Beverages - 1.35%			1.90%, 02/07/2020	4,800	4,771
Anheuser-Busch InBev Finance Inc			2.50%, 02/09/2022	9,600	9,545
3.30%, 02/01/2023	9,600	9,578	Dell International LLC / EMC Corp
Anheuser-Busch InBev Worldwide Inc			3.48%, 06/01/2019(c)	17,385	17,391
3.54%, 01/12/2024	5,350	5,216	International Business Machines Corp
3 Month USD LIBOR + 0.74%			1.95%, 02/12/2019	9,250	9,248
4.15%, 01/23/2025	19,250	19,771	2.25%, 02/19/2021	9,500	9,359
Keurig Dr Pepper Inc					$50,314
3.55%, 05/25/2021(c)	9,750	9,792
4.06%, 05/25/2023(c)	3,900	3,939	Consumer Products - 0.20%
PepsiCo Inc			Reckitt Benckiser Treasury Services PLC
1.35%, 10/04/2019	6,400	6,343	3.38%, 06/24/2022(c)	9,600	9,473
2.15%, 10/14/2020	9,500	9,442	3 Month USD LIBOR + 0.56%
		$64,081	Credit Card Asset Backed Securities - 0.16%
Biotechnology - 1.47%			Capital One Multi-Asset Execution Trust
Amgen Inc			3.02%, 09/16/2024	7,700	7,740
2.20%, 05/22/2019	9,327	9,309	1.00 x 1 Month USD LIBOR + 0.51%
2.20%, 05/11/2020	4,800	4,757	Diversified Financial Services - 0.72%
2.65%, 05/11/2022	9,600	9,467	American Express Co
Biogen Inc			3.70%, 11/05/2021	6,850	6,957
2.90%, 09/15/2020	14,000	13,984	Capital One Financial Corp
Celgene Corp			3.90%, 01/29/2024	4,900	4,935
3.25%, 08/15/2022	9,750	9,709	GE Capital International Funding Co Unlimited
3.63%, 05/15/2024	8,100	8,073	Co
			2.34%, 11/15/2020	12,850	12,547

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Diversified Financial Services (continued)			Finance - Mortgage Loan/Banker (continued)
GTP Acquisition Partners I LLC			Freddie Mac
2.35%, 06/15/2045(c)	$10,100	$9,953	2.38%, 02/16/2021	$29,500	$29,430
		$34,392	2.38%, 01/13/2022	24,000	23,939
Electric - 4.01%			2.75%, 06/19/2023	70,000	70,672
Alabama Power Co					$597,219
2.45%, 03/30/2022	14,250	13,982	Food - 1.33%
Alliant Energy Finance LLC			Conagra Brands Inc
3.75%, 06/15/2023(c)	5,850	5,887	3.51%, 10/22/2020	9,750	9,702
Black Hills Corp			3 Month USD LIBOR + 0.75%
4.25%, 11/30/2023	17,500	17,934	3.80%, 10/22/2021	4,900	4,919
5.88%, 07/15/2020	1,000	1,033	Kraft Heinz Foods Co
CenterPoint Energy Inc			3.19%, 02/10/2021	9,600	9,519
3.60%, 11/01/2021	14,700	14,821	3 Month USD LIBOR + 0.57%
Dominion Energy Inc			4.00%, 06/15/2023	4,850	4,937
2.58%, 07/01/2020	4,800	4,758	Mondelez International Holdings Netherlands BV
2.96%, 07/01/2019(g)	15,100	15,093	1.63%, 10/28/2019(c)	9,500	9,402
Duke Energy Florida LLC			3.37%, 10/28/2019(c)	9,500	9,512
1.85%, 01/15/2020	9,600	9,515	3 Month USD LIBOR + 0.61%
2.10%, 12/15/2019	1,000	997	Tyson Foods Inc
3.10%, 08/15/2021	5,750	5,770	2.25%, 08/23/2021	3,850	3,752
Emera US Finance LP			3.10%, 08/21/2020	4,800	4,746
2.70%, 06/15/2021	6,700	6,564	3 Month USD LIBOR + 0.45%
Exelon Corp			3.16%, 05/30/2019	6,750	6,745
3.50%, 06/01/2022	22,500	22,327	3 Month USD LIBOR + 0.45%
Fortis Inc/Canada					$63,234
2.10%, 10/04/2021	16,365	15,763	Gas - 0.08%
Indiantown Cogeneration LP			NiSource Inc
9.77%, 12/15/2020	3,479	3,677	2.65%, 11/17/2022	4,000	3,875
San Diego Gas & Electric Co			Healthcare - Products - 0.41%
1.91%, 02/01/2022	2,399	2,350	Medtronic Global Holdings SCA
Sempra Energy			1.70%, 03/28/2019	14,500	14,481
2.40%, 02/01/2020	9,750	9,657	Medtronic Inc
3.29%, 01/15/2021	14,500	14,304	2.50%, 03/15/2020	4,750	4,740
3 Month USD LIBOR + 0.50%					$19,221
Southern California Edison Co			Healthcare - Services - 0.64%
1.85%, 02/01/2022	5,854	5,730	Humana Inc
Texas-New Mexico Power Co			2.50%, 12/15/2020	4,900	4,843
9.50%, 04/01/2019(c)	5,650	5,706	Roche Holdings Inc
WEC Energy Group Inc			3.14%, 09/30/2019(c)	9,327	9,335
3.38%, 06/15/2021	14,600	14,654	3 Month USD LIBOR + 0.34%
		$190,522	UnitedHealth Group Inc
Electronics - 0.46%			1.70%, 02/15/2019	9,500	9,497
Fortive Corp			1.95%, 10/15/2020	6,750	6,668
1.80%, 06/15/2019	1,121	1,115			$30,343
2.35%, 06/15/2021	6,700	6,545	Home Equity Asset Backed Securities - 0.01%
Honeywell International Inc			RASC Series 2005-AHL2 Trust
1.85%, 11/01/2021	14,400	14,056	2.86%, 10/25/2035	296	296
		$21,716	1.00 x 1 Month USD LIBOR + 0.35%
Finance - Mortgage Loan/Banker - 12.59%			Housewares - 0.22%
Fannie Mae			Newell Brands Inc
1.38%, 02/26/2021	25,000	24,446	2.60%, 03/29/2019	4,800	4,795
1.38%, 10/07/2021	22,350	21,709	3.85%, 04/01/2023	5,800	5,704
1.50%, 06/22/2020	25,000	24,650			$10,499
1.50%, 11/30/2020	25,000	24,554
1.63%, 01/21/2020	20,000	19,822	Insurance - 4.36%
1.88%, 12/28/2020	25,000	24,721	Allstate Corp/The
1.88%, 04/05/2022	30,000	29,410	3.43%, 03/29/2023	12,500	12,455
2.00%, 01/05/2022	19,000	18,731	3 Month USD LIBOR + 0.63%
2.00%, 10/05/2022	14,550	14,289	Berkshire Hathaway Finance Corp
2.38%, 01/19/2023	34,300	34,131	1.70%, 03/15/2019	6,500	6,495
2.63%, 09/06/2024	63,450	63,581	3.10%, 01/10/2020	14,500	14,516
2.75%, 06/22/2021	56,025	56,344	3 Month USD LIBOR + 0.32%
2.88%, 10/30/2020	27,200	27,372	Berkshire Hathaway Inc
2.88%, 09/12/2023	63,400	64,374	2.75%, 03/15/2023	5,500	5,463
Federal Home Loan Banks			Five Corners Funding Trust
2.63%, 10/01/2020	25,000	25,044	4.42%, 11/15/2023(c)	24,250	25,171

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)			Mortgage Backed Securities (continued)
MassMutual Global Funding II			CSFB Mortgage-Backed Pass-Through
1.55%, 10/11/2019(c)	$9,650	$9,566	Certificates Series 2004-AR4
2.00%, 04/15/2021(c)	13,638	13,323	3.47%, 05/25/2034	$146	$145
2.35%, 04/09/2019(c)	16,700	16,692	1.00 x 1 Month USD LIBOR + 0.96%
Metropolitan Life Global Funding I			CSFB Mortgage-Backed Trust Series 2004-7
1.95%, 09/15/2021(c)	15,000	14,570	5.00%, 10/25/2019	27	27
2.30%, 04/10/2019(c)	16,827	16,817	CSMC 2017-HL2 Trust
2.96%, 09/07/2020(c)	9,750	9,735	3.50%, 10/25/2047(c),(g)	15,971	15,892
United States Secured Overnight Financing			JP Morgan Mortgage Trust 2004-A3
Rate + 0.57%			4.29%, 07/25/2034(g)	650	649
3.18%, 06/12/2020(c)	6,750	6,747	JP Morgan Mortgage Trust 2004-S1
3 Month USD LIBOR + 0.40%			5.00%, 09/25/2034	269	270
New York Life Global Funding			JP Morgan Mortgage Trust 2016-4
1.95%, 02/11/2020(c)	9,600	9,520	3.50%, 10/25/2046(c),(g)	12,485	12,447
2.00%, 04/13/2021(c)	9,600	9,397	JP Morgan Mortgage Trust 2017-2
2.15%, 06/18/2019(c)	12,626	12,603	3.50%, 05/25/2047(c),(g)	10,672	10,627
3.29%, 06/10/2022(c)	24,000	23,887	JP Morgan Mortgage Trust 2017-4
3 Month USD LIBOR + 0.52%			3.50%, 11/25/2048(c),(g)	15,547	15,480
		$206,957	JP Morgan Mortgage Trust 2017-6
Internet - 0.20%			3.50%, 12/25/2048(c),(g)	11,573	11,523
Amazon.com Inc			JP Morgan Mortgage Trust 2018-3
2.60%, 12/05/2019	9,327	9,322	3.50%, 09/25/2048(c),(g)	13,357	13,283
Machinery - Construction & Mining - 0.20%			JP Morgan Mortgage Trust 2018-4
Caterpillar Financial Services Corp			3.50%, 10/25/2048(c),(g)	10,740	10,680
2.55%, 11/29/2022	9,700	9,514	JP Morgan Mortgage Trust 2018-6
Machinery - Diversified - 0.25%			3.50%, 12/25/2048(c),(g)	12,817	12,754
John Deere Capital Corp			JP Morgan Mortgage Trust 2018-9
2.05%, 03/10/2020	4,650	4,607	4.00%, 02/25/2049(c),(g)	7,767	7,851
2.65%, 01/06/2022	7,212	7,168	MASTR Asset Securitization Trust 2004-11
		$11,775	5.00%, 12/25/2019	4	4
			MASTR Asset Securitization Trust 2004-9
Media - 0.61%			5.00%, 09/25/2019	16	16
Comcast Corp			PHH Mortgage Trust Series 2008-CIM1
3.30%, 10/01/2020	9,750	9,815	5.22%, 06/25/2038	1,298	1,257
Time Warner Cable LLC			1.00 x 1 Month USD LIBOR + 2.25%
8.25%, 04/01/2019	9,495	9,573	Prime Mortgage Trust 2005-2
Walt Disney Co/The			5.25%, 07/25/2020	289	287
1.95%, 03/04/2020	9,500	9,425	Provident Funding Mortgage Loan Trust 2005-1
		$28,813	3.09%, 05/25/2035	1,576	1,563
Mining - 0.22%			1.00 x 1 Month USD LIBOR + 0.58%
Glencore Finance Canada Ltd			PSMC 2018-1 Trust
4.25%, 10/25/2022(c)	2,000	2,027	3.50%, 02/25/2048(c),(g)	14,012	13,970
Glencore Funding LLC			PSMC 2018-2 Trust
4.13%, 05/30/2023(c)	8,300	8,318	3.50%, 06/25/2048(c),(g)	18,594	18,382
		$10,345	PSMC 2018-3 Trust
Miscellaneous Manufacturers - 0.59%			4.00%, 08/25/2048(c),(g)	19,682	19,880
General Electric Co			PSMC 2018-4 Trust
5.50%, 01/08/2020	3,850	3,931	4.00%, 11/25/2048(c),(g)	20,471	20,689
Ingersoll-Rand Global Holding Co Ltd			RALI Series 2003-QS23 Trust
2.90%, 02/21/2021	14,500	14,366	5.00%, 12/26/2018	12	12
Siemens Financieringsmaatschappij NV			RALI Series 2004-QS3 Trust
2.20%, 03/16/2020(c)	9,650	9,585	5.00%, 03/25/2019	6	2
		$27,882	RBSSP Resecuritization Trust 2009-7
Mortgage Backed Securities - 7.18%			2.91%, 06/26/2037(c)	335	332
Alternative Loan Trust 2004-J8			1.00 x 1 Month USD LIBOR + 0.40%
6.00%, 02/25/2017	46	47	Sequoia Mortgage Trust 2013-4
Banc of America Funding 2004-1 Trust			1.55%, 04/25/2043(g)	7,406	6,866
5.25%, 02/25/2019	19	20	Sequoia Mortgage Trust 2013-8
Banc of America Funding 2004-3 Trust			2.25%, 06/25/2043(g)	4,242	4,155
4.75%, 09/25/2019	7	7	Sequoia Mortgage Trust 2017-1
CHL Mortgage Pass-Through Trust 2003-46			3.50%, 02/25/2047(c),(g)	11,381	11,346
4.26%, 01/19/2034(g)	479	476	Sequoia Mortgage Trust 2017-2
CHL Mortgage Pass-Through Trust 2004-J7			3.50%, 02/25/2047(c),(g)	5,380	5,370
5.00%, 09/25/2019	11	11	Sequoia Mortgage Trust 2017-3
Credit Suisse First Boston Mortgage Securities			3.50%, 04/25/2047(c),(g)	10,033	10,037
Corp			Sequoia Mortgage Trust 2018-3
5.00%, 09/25/2019	13	13	3.50%, 03/25/2048(c),(g)	10,746	10,717

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
Sequoia Mortgage Trust 2018-5			PFS Financing Corp (continued)
3.50%, 05/25/2048(c),(g)	$14,274	$14,248	3.11%, 07/15/2022(c)	$19,250	$19,236
Sequoia Mortgage Trust 2018-6			1.00 x 1 Month USD LIBOR + 0.60%
4.00%, 07/25/2048(c),(g)	8,254	8,359	3.19%, 04/17/2023(c)	8,750	8,764
Sequoia Mortgage Trust 2018-7			3.52%, 10/16/2023(c)	6,750	6,788
4.00%, 09/25/2048(c),(g)	9,308	9,417	Trafigura Securitisation Finance PLC 2017-1
Sequoia Mortgage Trust 2018-8			3.36%, 12/15/2020(c)	17,500	17,584
4.00%, 11/25/2048(c),(g)	20,617	20,865	1.00 x 1 Month USD LIBOR + 0.85%
Sequoia Mortgage Trust 2018-CH3			Trafigura Securitisation Finance PLC 2018-1
4.00%, 08/25/2048(c),(g)	8,071	8,143	3.73%, 03/15/2022(c)	22,000	22,110
Sequoia Mortgage Trust 2019-1			Verizon Owner Trust 2016-1
4.00%, 02/25/2049(c),(g)	6,300	6,382	1.42%, 01/20/2021(c)	3,483	3,469
Wells Fargo Mortgage Backed Securities 2018-1			Verizon Owner Trust 2016-2
3.50%, 07/25/2047(c),(g)	17,143	17,091	1.68%, 05/20/2021(c)	22,499	22,395
Wells Fargo Mortgage Backed Securities 2019-1			Verizon Owner Trust 2017-1
Trust			2.06%, 09/20/2021(c)	9,500	9,452
4.00%, 11/25/2048(c),(g)	7,000	7,076	Verizon Owner Trust 2017-2
4.00%, 11/25/2048(c),(g)	12,000	12,127	1.92%, 12/20/2021(c)	15,000	14,877
		$340,795	Verizon Owner Trust 2017-3
Oil & Gas - 1.27%			2.06%, 04/20/2022(c)	13,200	13,066
BP Capital Markets PLC			Verizon Owner Trust 2018-1
4.75%, 03/10/2019	10,327	10,349	2.82%, 09/20/2022(c)	15,500	15,485
Chevron Corp			Verizon Owner Trust 2018-A
2.90%, 03/03/2024	4,750	4,727	3.23%, 04/20/2023	20,400	20,559
Cimarex Energy Co			Volvo Financial Equipment LLC Series 2018-1
4.38%, 06/01/2024	12,500	12,672	2.26%, 09/15/2020(c)	6,825	6,808
Phillips 66			VSE 2018-A Voi Mortgage LLC
3.54%, 04/15/2020(c)	9,700	9,701	3.56%, 02/20/2036(c)	10,815	10,914
3 Month USD LIBOR + 0.75%					$311,884
Shell International Finance BV			Packaging & Containers - 0.14%
2.13%, 05/11/2020	11,495	11,430	Packaging Corp of America
2.38%, 08/21/2022	11,700	11,545	2.45%, 12/15/2020	6,800	6,706
		$60,424	Pharmaceuticals - 1.17%
Oil & Gas Services - 0.20%			AbbVie Inc
Baker Hughes a GE Co LLC / Baker Hughes Co-			2.30%, 05/14/2021	4,800	4,714
Obligor Inc			2.50%, 05/14/2020	6,664	6,624
2.77%, 12/15/2022	9,750	9,532	Bayer US Finance II LLC
Other Asset Backed Securities - 6.57%			3.50%, 06/25/2021(c)	4,750	4,737
CCG Receivables Trust 2018-1			3.80%, 12/15/2023(c)	4,750	4,640
2.50%, 06/16/2025(c)	4,388	4,365	3 Month USD LIBOR + 1.01%
CCG Receivables Trust 2018-2			3.88%, 12/15/2023(c)	5,800	5,792
3.09%, 12/15/2025(c)	19,500	19,515	Cigna Corp
Drug Royalty II LP 2			3.44%, 09/17/2021(c)	14,500	14,413
3.48%, 07/15/2023(c)	2,134	2,127	3 Month USD LIBOR + 0.65%
Drug Royalty III LP 1			CVS Health Corp
3.60%, 04/15/2027(c)	2,634	2,612	3.13%, 03/09/2020	9,800	9,808
3.98%, 04/15/2027(c)	2,569	2,570	Mead Johnson Nutrition Co
4.27%, 10/15/2031(c)	4,121	4,160	3.00%, 11/15/2020	4,750	4,748
4.39%, 10/15/2031(c)	3,394	3,394			$55,476
1.00 x 3 Month USD LIBOR + 1.60%			Pipelines - 2.34%
5.29%, 04/15/2027(c)	2,634	2,660	Buckeye Partners LP
1.00 x 3 Month USD LIBOR + 2.50%			4.15%, 07/01/2023	11,300	11,157
MMAF Equipment Finance LLC 2018-A			Columbia Pipeline Group Inc
2.92%, 07/12/2021(c)	10,194	10,190	3.30%, 06/01/2020	8,528	8,526
MVW Owner Trust 2015-1			Enterprise Products Operating LLC
2.52%, 12/20/2032(c)	7,011	6,913	3.50%, 02/01/2022	19,500	19,688
MVW Owner Trust 2016-1			Florida Gas Transmission Co LLC
2.25%, 12/20/2033(c)	4,526	4,421	3.88%, 07/15/2022(c)	12,550	12,715
MVW Owner Trust 2018-1			7.90%, 05/15/2019(c)	10,271	10,403
3.45%, 01/21/2036(c)	13,330	13,403	Kinder Morgan Inc/DE
PFS Financing Corp			4.07%, 01/15/2023	14,500	14,454
1.87%, 10/15/2021(c)	5,500	5,452	3 Month USD LIBOR + 1.28%
2.40%, 10/17/2022(c)	11,700	11,557	ONEOK Partners LP
2.98%, 10/15/2021(c)	6,800	6,798	5.00%, 09/15/2023	13,600	14,087
1.00 x 1 Month USD LIBOR + 0.47%			TransCanada PipeLines Ltd
3.09%, 03/15/2021(c)	20,250	20,240	4.83%, 05/15/2067	23,657	20,168
1.00 x 1 Month USD LIBOR + 0.58%			3 Month USD LIBOR + 2.21%
					$111,198

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
REITs - 1.78%			Student Loan Asset Backed Securities (continued)
Alexandria Real Estate Equities Inc			KeyCorp Student Loan Trust 2003-A
2.75%, 01/15/2020	$11,990	$11,945	3.30%, 01/25/2037	$17,812	$17,447
3.90%, 06/15/2023	9,750	9,844	1.00 x 3 Month USD LIBOR + 0.53%
CubeSmart LP			KeyCorp Student Loan Trust 2006-A
4.38%, 12/15/2023	4,000	4,114	3.13%, 09/27/2035	2,835	2,835
Digital Realty Trust LP			1.00 x 3 Month USD LIBOR + 0.31%
3.40%, 10/01/2020	6,700	6,720	Navient Private Education Loan Trust 2014-CT
Healthcare Realty Trust Inc			3.21%, 09/16/2024(c)	3,798	3,805
3.75%, 04/15/2023	12,000	11,869	1.00 x 1 Month USD LIBOR + 0.70%
Hospitality Properties Trust			Navient Private Education Loan Trust 2017-A
4.50%, 06/15/2023	4,800	4,790	2.91%, 12/16/2058(c)	3,969	3,968
Omega Healthcare Investors Inc			1.00 x 1 Month USD LIBOR + 0.40%
4.95%, 04/01/2024	4,750	4,853	Navient Private Education Loan Trust 2018-B
SBA Tower Trust			2.86%, 12/15/2059(c)	5,894	5,886
2.88%, 07/15/2046(c)	9,600	9,440	1.00 x 1 Month USD LIBOR + 0.35%
3.17%, 04/09/2047(c)	9,600	9,470	Navient Private Education Refi Loan Trust
Welltower Inc			2018-A
3.75%, 03/15/2023	2,924	2,927	2.53%, 02/18/2042(c)	9,195	9,137
4.95%, 01/15/2021	8,110	8,324	Navient Private Education Refi Loan Trust
		$84,296	2018-C
Retail - 0.81%			3.01%, 06/16/2042(c)	8,226	8,206
Home Depot Inc/The			Navient Private Education Refi Loan Trust
1.80%, 06/05/2020	11,500	11,357	2018-D
McDonald's Corp			2.81%, 12/15/2059(c)	12,529	12,507
2.63%, 01/15/2022	7,250	7,211	1.00 x 1 Month USD LIBOR + 0.30%
2.75%, 12/09/2020	8,256	8,260	Navient Student Loan Trust 2018-EA
Walmart Inc			3.43%, 12/15/2059(c)	23,087	23,177
1.75%, 10/09/2019	4,900	4,872	SLM Private Credit Student Loan Trust 2002-A
1.90%, 12/15/2020	6,850	6,762	3.34%, 12/16/2030	6,676	6,669
		$38,462	1.00 x 3 Month USD LIBOR + 0.55%
Savings & Loans - 0.00%			SLM Private Credit Student Loan Trust 2004-A
Washington Mutual Bank / Henderson NV			3.19%, 06/15/2033	1,557	1,535
0.00%, 01/15/2013(h)	1,200	—	1.00 x 3 Month USD LIBOR + 0.40%
Semiconductors - 0.81%			SLM Private Credit Student Loan Trust 2004-B
Broadcom Corp / Broadcom Cayman Finance Ltd			3.12%, 03/15/2024	16,472	16,359
2.38%, 01/15/2020	14,400	14,288	1.00 x 3 Month USD LIBOR + 0.33%
3.00%, 01/15/2022	4,800	4,699	SLM Private Credit Student Loan Trust 2006-A
Microchip Technology Inc			3.08%, 06/15/2039	28,846	27,920
4.33%, 06/01/2023(c)	9,800	9,654	1.00 x 3 Month USD LIBOR + 0.29%
QUALCOMM Inc			SLM Private Credit Student Loan Trust 2006-B
3.48%, 01/30/2023	9,750	9,664	2.99%, 12/15/2039	16,602	16,284
3 Month USD LIBOR + 0.73%			1.00 x 3 Month USD LIBOR + 0.20%
		$38,305	SLM Private Education Loan Trust 2013-A
			1.77%, 05/17/2027(c)	828	827
Software - 0.72%			SLM Private Education Loan Trust 2013-B
Microsoft Corp			1.85%, 06/17/2030(c)	3,718	3,700
1.10%, 08/08/2019	4,750	4,715	SMB Private Education Loan Trust 2017-A
1.85%, 02/12/2020	14,600	14,482	2.96%, 06/17/2024(c)	865	866
Oracle Corp			1.00 x 1 Month USD LIBOR + 0.45%
1.90%, 09/15/2021	4,800	4,696	SMB Private Education Loan Trust 2017-B
2.25%, 10/08/2019	4,750	4,738	2.78%, 06/17/2024(c)	8,581	8,577
VMware Inc			1.00 x 1 Month USD LIBOR + 0.27%
2.95%, 08/21/2022	5,750	5,574	SMB Private Education Loan Trust 2018-A
		$34,205	2.86%, 03/16/2026(c)	12,798	12,789
Student Loan Asset Backed Securities - 5.08%			1.00 x 1 Month USD LIBOR + 0.35%
AccessLex Institute			SMB Private Education Loan Trust 2018-B
3.61%, 07/01/2038	672	670	2.83%, 12/16/2024(c)	7,917	7,913
1.00 x US Treasury Yield Curve Rate T			1.00 x 1 Month USD LIBOR + 0.32%
Note Constant Maturity 3 Month + 1.20%			SMB Private Education Loan Trust 2018-C
Commonbond Student Loan Trust 2018-BGS			2.81%, 09/15/2025(c)	7,674	7,662
3.56%, 09/25/2045(c)	13,397	13,394	1.00 x 1 Month USD LIBOR + 0.30%
Commonbond Student Loan Trust 2018-C-GS					$241,209
3.87%, 02/25/2046(c)	14,500	14,616	Telecommunications - 2.20%
KeyCorp Student Loan Trust 2000-A			AT&T Inc
3.01%, 05/25/2029	965	963	2.80%, 02/17/2021	11,000	10,944
1.00 x 3 Month USD LIBOR + 0.32%			3.50%, 02/15/2023	6,750	6,639
Keycorp Student Loan Trust 2000-b			3 Month USD LIBOR + 0.89%
3.08%, 07/25/2029	13,589	13,497	3.60%, 02/17/2023	4,800	4,837
1.00 x 3 Month USD LIBOR + 0.31%

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
January 31, 2019 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)			U.S. Treasury - 1.47%
Cisco Systems Inc			1.88%, 08/31/2022	$24,000	$23,539
2.20%, 02/28/2021	$4,750	$4,703	2.63%, 06/15/2021	4,875	4,894
4.95%, 02/15/2019	9,500	9,505	2.75%, 07/31/2023	7,800	7,901
Crown Castle Towers LLC			2.88%, 10/31/2020	9,000	9,058
3.22%, 05/15/2022(c)	2,300	2,278	2.88%, 11/15/2021	24,000	24,277
Sprint Spectrum Co LLC / Sprint Spectrum Co II					$69,669
LLC / Sprint Spectrum Co III LLC			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.36%, 03/20/2023(c)	14,953	14,871	OBLIGATIONS		$70,243
4.74%, 03/20/2025(c)	26,550	26,517	Total Investments		$4,688,815
Verizon Communications Inc			Other Assets and Liabilities - 1.19%		56,384
3.20%, 05/22/2020	4,800	4,816	TOTAL NET ASSETS - 100.00%		$4,745,199
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01/16/2024	13,450	13,439	(a)	Affiliated Security. Security is either an affiliate (and registered under the
3.77%, 01/16/2024	6,000	5,933	Investment Company Act of 1940) or an affiliate as defined by the Investment
3 Month USD LIBOR + 0.99%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
		$104,482	shares of the security). Please see affiliated sub-schedule for transactional
			information.
Transportation - 0.25%			(b) Current yield shown is as of period end.
Ryder System Inc			(c)	Security exempt from registration under Rule 144A of the Securities Act of
2.25%, 09/01/2021	4,800	4,662	1933. These securities may be resold in transactions exempt from registration,
3.75%, 06/09/2023	7,300	7,334	normally to qualified institutional buyers. At the end of the period, the value of
		$11,996	these securities totaled $1,582,113 or 33.34% of net assets.
TOTAL BONDS		$4,604,198	(d)	Rate shown is as of period end. The rate may be a variable or floating rate or
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 1.48%	Amount (000's) Value (000's)		a fixed rate which may convert to a variable or floating rate in the future.
			(e) Security purchased on a when-issued basis.
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%			(f) Security is an Interest Only Strip.
4.24%, 11/01/2021	$1	$1	(g)	Certain variable rate securities are not based on a published reference rate
1.00 x US Treasury Yield Curve Rate T			and spread but are determined by the issuer or agent and are based on current
Note Constant Maturity 1 Year + 2.12%			market conditions. These securities do not indicate a reference rate and
4.41%, 09/01/2035	47	49	spread in their description. Rate shown is the rate in effect as of period end.
1.00 x US Treasury Yield Curve Rate T			(h) Non-income producing security
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022	61	62
		$112	Portfolio Summary (unaudited)
Federal National Mortgage Association (FNMA) - 0.01%			Sector		Percent
3.67%, 01/01/2035	43	45	Financial		26.67%
1.00 x 12 Month USD LIBOR + 1.75%			Asset Backed Securities		22.45%
4.10%, 07/01/2034	20	21	Government		14.06%
1.00 x 12 Month USD LIBOR + 1.65%			Mortgage Securities		8.07%
4.21%, 02/01/2037	76	80	Consumer, Non-cyclical		6.57%
1.00 x US Treasury Yield Curve Rate T			Utilities		4.09%
Note Constant Maturity 1 Year + 2.10%			Energy		3.81%
4.32%, 10/01/2035	121	126	Industrial		3.23%
1.00 x 12 Month USD LIBOR + 1.57%			Communications		3.01%
4.33%, 08/01/2034	35	36	Consumer, Cyclical		2.95%
1.00 x 12 Month USD LIBOR + 1.63%			Technology		2.59%
4.40%, 07/01/2034	84	87	Basic Materials		1.01%
1.00 x 12 Month USD LIBOR + 1.65%			Investment Companies		0.30%
4.43%, 11/01/2022	1	1	Other Assets and Liabilities		1.19%
1.00 x US Treasury Yield Curve Rate T			TOTAL NET ASSETS		100.00%
Note Constant Maturity 1 Year + 2.05%
4.67%, 02/01/2035	15	16
1.00 x 6 Month USD LIBOR + 2.07%
4.70%, 11/01/2035	3	3
1.00 x Cost of funds for the 11th District of
San Francisco + 1.27%
4.77%, 12/01/2032	14	15
1.00 x 12 Month USD LIBOR + 1.64%
4.79%, 11/01/2032	26	27
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
7.50%, 10/01/2029	3	3
8.00%, 05/01/2027	1	1
		$461
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025	1	1

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
January 31, 2019 (unaudited)

Affiliated Securities			October 31, 2018	Purchases	Sales	January 31, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%			$80,165	$418,203	$483,994	$14,374
			$80,165	$418,203	$483,994	$14,374

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$331	$	— $		— $	—
	$331	$	— $		— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments SmallCap Fund January 31, 2019 (unaudited)

COMMON STOCKS - 98.76%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Automobile Parts & Equipment - 2.31%			Electrical Components & Equipment - 1.09%
Altra Industrial Motion Corp	274,000	$8,387	EnerSys	65,000	$5,542
Modine Manufacturing Co (a)	164,500	2,407	nLight Inc (a)	71,664	1,401
Visteon Corp (a)	50,700	3,898			$6,943
		$14,692	Electronics - 3.97%
Banks - 10.85%			Advanced Energy Industries Inc (a)	97,900	5,021
BancFirst Corp	33,995	1,825	II-VI Inc (a)	147,390	5,595
Cadence BanCorp	122,800	2,303	SYNNEX Corp	77,600	7,509
Cathay General Bancorp	231,700	8,601	Vishay Intertechnology Inc	367,810	7,172
CenterState Bank Corp	302,660	7,506			$25,297
First Interstate BancSystem Inc	100,900	3,927	Engineering & Construction - 2.03%
First Merchants Corp	110,900	4,062	MasTec Inc (a)	187,300	8,312
Franklin Financial Network Inc	77,170	2,459	Tutor Perini Corp (a)	267,500	4,604
Independent Bank Corp/MI	71,791	1,591			$12,916
Lakeland Bancorp Inc	75,820	1,187	Entertainment - 4.02%
Popular Inc	119,500	6,526	Eldorado Resorts Inc (a)	237,500	11,072
Sandy Spring Bancorp Inc	122,140	3,983	Golden Entertainment Inc (a)	169,690	3,173
TCF Financial Corp	370,400	8,208	Live Nation Entertainment Inc (a)	105,397	5,640
Umpqua Holdings Corp	392,400	6,938	Vail Resorts Inc	30,160	5,678
Union Bankshares Corp	131,350	4,145			$25,563
United Community Banks Inc/GA	225,560	5,801	Environmental Control - 2.42%
		$69,062	Advanced Disposal Services Inc (a)	308,300	7,769
Biotechnology - 3.60%			AquaVenture Holdings Ltd (a)	53,860	1,133
Acceleron Pharma Inc (a)	62,360	2,644	Energy Recovery Inc (a)	154,860	1,177
Allogene Therapeutics Inc (a)	32,900	998	Tetra Tech Inc	97,000	5,353
Bluebird Bio Inc (a)	11,700	1,561			$15,432
Denali Therapeutics Inc (a)	99,200	1,891	Food - 1.36%
DNIB Unwind Inc - Warrants (a),(b),(c)	17,472	—	Darling Ingredients Inc (a)	407,000	8,657
Exact Sciences Corp (a)	40,600	3,657
FibroGen Inc (a)	58,700	3,331	Gas - 1.37%
Insmed Inc (a)	100,300	2,438	Southwest Gas Holdings Inc	111,690	8,748
MacroGenics Inc (a)	98,900	1,160	Healthcare - Products - 1.70%
Magenta Therapeutics Inc (a)	129,900	911	Intersect ENT Inc (a)	84,500	2,507
Seattle Genetics Inc (a)	40,156	3,069	Nevro Corp (a)	84,400	4,099
Spark Therapeutics Inc (a)	26,820	1,283	RA Medical Systems Inc (a)	99,500	734
		$22,943	STAAR Surgical Co (a)	97,800	3,494
Chemicals - 0.83%					$10,834
Cabot Corp	113,000	5,299	Healthcare - Services - 4.10%
Commercial Services - 8.05%			Addus HomeCare Corp (a)	65,400	3,934
AMN Healthcare Services Inc (a)	162,900	10,554	Encompass Health Corp	115,400	7,713
Arlo Technologies Inc (a)	381,225	2,741	Natera Inc (a)	108,400	1,473
ASGN Inc (a)	82,510	5,197	Syneos Health Inc (a)	159,400	8,136
Brink's Co/The	114,510	8,479	Teladoc Health Inc (a)	75,500	4,847
ICF International Inc	79,900	5,267			$26,103
K12 Inc (a)	189,549	5,973	Home Builders - 0.82%
Korn Ferry	149,050	6,797	William Lyon Homes (a)	393,160	5,213
Medifast Inc	35,750	4,549	Home Furnishings - 0.06%
SP Plus Corp (a)	51,800	1,715	Sonos Inc (a)	33,900	402
		$51,272	Insurance - 3.77%
Computers - 3.97%			First American Financial Corp	7,590	380
CACI International Inc (a)	52,900	8,844	Hanover Insurance Group Inc/The	64,300	7,333
ExlService Holdings Inc (a)	84,500	4,859	Kemper Corp	60,270	4,531
Perspecta Inc	372,102	7,461	MGIC Investment Corp (a)	504,200	6,292
PlayAGS Inc (a)	118,900	2,979	National General Holdings Corp	226,500	5,470
Tenable Holdings Inc (a)	39,900	1,104			$24,006
		$25,247	Internet - 0.49%
Consumer Products - 0.84%			Anaplan Inc (a)	38,945	1,222
Central Garden & Pet Co - A Shares (a)	149,580	5,328	Eventbrite Inc (a)	62,300	1,870
Diversified Financial Services - 3.24%					$3,092
BGC Partners Inc	379,200	2,347	Iron & Steel - 0.79%
Hamilton Lane Inc	79,290	2,876	Reliance Steel & Aluminum Co	27,250	2,231
LPL Financial Holdings Inc	60,700	4,271	Steel Dynamics Inc	76,610	2,803
Moelis & Co	153,900	6,733			$5,034
Piper Jaffray Cos	63,940	4,414	Leisure Products & Services - 1.42%
		$20,641	Planet Fitness Inc (a)	155,800	9,024
Electric - 3.02%			Lodging - 1.14%
PNM Resources Inc	217,680	9,271	Extended Stay America Inc	423,450	7,241
Portland General Electric Co	206,200	9,964	Machinery - Diversified - 0.52%
		$19,235	Columbus McKinnon Corp/NY	90,653	3,282

See accompanying notes.

Schedule of Investments
SmallCap Fund
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Metal Fabrication & Hardware - 1.29%			Telecommunications - 1.45%
Rexnord Corp (a)	315,030	$8,238	NETGEAR Inc (a)	94,660	$3,749
Mining - 0.31%			Plantronics Inc	125,150	4,855
Alcoa Corp (a)	67,390	2,000	Switch Inc	76,450	638
Miscellaneous Manufacturers - 1.20%					$9,242
Hillenbrand Inc	112,440	4,768	TOTAL COMMON STOCKS		$628,719
Trinseo SA	58,110	2,850	INVESTMENT COMPANIES - 2.00%	Shares Held Value (000's)
		$7,618	Money Market Funds - 2.00%
Oil & Gas - 2.67%			Principal Government Money Market Fund	12,748,088	12,748
Carrizo Oil & Gas Inc (a)	196,700	2,416	2.32%(d),(e)
Delek US Holdings Inc	186,200	6,053	TOTAL INVESTMENT COMPANIES		$12,748
Mammoth Energy Services Inc	167,790	3,713	Total Investments		$641,467
Ring Energy Inc (a)	429,600	2,526	Other Assets and Liabilities - (0.76)%		(4,859)
Whiting Petroleum Corp (a)	79,600	2,279	TOTAL NET ASSETS - 100.00%		$636,608
		$16,987
Oil & Gas Services - 0.58%			(a) Non-income producing security
Pioneer Energy Services Corp (a)	523,700	775	(b)	The value of these investments was determined using significant unobservable
Select Energy Services Inc (a)	340,200	2,892	inputs.
		$3,667	(c)	Fair value of these investments is determined in good faith by the Manager
Packaging & Containers - 0.66%			under procedures established and periodically reviewed by the Board of
Graphic Packaging Holding Co	347,100	4,190	Directors. Certain inputs used in the valuation may be unobservable; however,
Pharmaceuticals - 3.98%			each security is evaluated individually for purposes of ASC 820 which results
Array BioPharma Inc (a)	154,710	2,888	in not all securities being identified as Level 3 of the fair value hierarchy. At
Bellicum Pharmaceuticals Inc (a)	185,700	613	the end of the period, the fair value of these securities totaled $0 or 0.00% of
Clovis Oncology Inc (a)	36,820	934	net assets.
DexCom Inc (a)	29,670	4,184	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Horizon Pharma Plc (a)	217,320	4,670	Investment Company Act of 1940) or an affiliate as defined by the Investment
Neurocrine Biosciences Inc (a)	10,900	962	Company Act of 1940 (controls 5.0% or more of the outstanding voting
PRA Health Sciences Inc (a)	59,800	6,337	shares of the security). Please see affiliated sub-schedule for transactional
Prestige Consumer Healthcare Inc (a)	127,100	3,549	information.
Revance Therapeutics Inc (a)	70,900	1,224	(e) Current yield shown is as of period end.
		$25,361
Real Estate - 0.29%			Portfolio Summary (unaudited)
Newmark Group Inc	176,200	1,841	Sector		Percent
REITs - 6.78%			Financial		25.16%
Agree Realty Corp	134,500	8,881	Consumer, Non-cyclical		23.63%
Brandywine Realty Trust	533,100	8,023	Consumer, Cyclical		14.84%
First Industrial Realty Trust Inc	295,640	9,673	Industrial		13.18%
Pebblebrook Hotel Trust	277,536	8,895	Technology		10.44%
Tier REIT Inc	175,200	4,117	Utilities		4.39%
Two Harbors Investment Corp	246,360	3,595	Energy		3.25%
		$43,184	Investment Companies		2.00%
Retail - 5.07%			Communications		1.94%
BJ's Wholesale Club Holdings Inc (a)	302,451	7,957	Basic Materials		1.93%
Caleres Inc	274,440	8,189	Other Assets and Liabilities		(0.76)%
Carvana Co (a)	193,800	7,200	TOTAL NET ASSETS		100.00%
GMS Inc (a)	298,200	5,645
Ruth's Hospitality Group Inc	141,800	3,276
		$32,267
Savings & Loans - 0.23%
Berkshire Hills Bancorp Inc	52,400	1,428
Semiconductors - 1.79%
Aquantia Corp (a)	114,700	1,011
Entegris Inc	313,470	10,360
		$11,371
Software - 4.68%
Alteryx Inc (a)	44,470	3,164
Aspen Technology Inc (a)	80,500	7,779
Ceridian HCM Holding Inc (a)	44,244	1,823
Manhattan Associates Inc (a)	73,890	3,604
Pluralsight Inc (a)	51,607	1,547
SailPoint Technologies Holding Inc (a)	124,800	3,563
Smartsheet Inc (a)	61,431	1,928
SolarWinds Corp (a)	365,308	6,411
		$29,819

See accompanying notes.

Schedule of Investments
SmallCap Fund
January 31, 2019 (unaudited)

Affiliated Securities			October 31, 2018	Purchases	Sales	January 31, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%			$15,877	$47,348	$50,477	$12,748
			$15,877	$47,348	$50,477	$12,748

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$68	$	— $		— $	—
	$68	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

January 31, 2019 (unaudited)

COMMON STOCKS - 96.56%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.60%			Banks (continued)
MDC Partners Inc (a)	6,915	$20	City Holding Co	551	$39
Quotient Technology Inc (a)	9,162	92	Civista Bancshares Inc	519	10
Trade Desk Inc/The (a)	71,215	10,161	CNB Financial Corp/PA	296	7
		$10,273	Coastal Financial Corp/WA (a)	319	5
Aerospace & Defense - 0.90%			ConnectOne Bancorp Inc	105,619	2,112
Aerojet Rocketdyne Holdings Inc (a)	6,174	244	Customers Bancorp Inc (a)	1,350	27
Aerovironment Inc (a)	1,836	143	Eagle Bancorp Inc (a)	3,366	185
Astronics Corp (a)	2,526	77	Enterprise Bancorp Inc/MA	172	6
Barnes Group Inc	507	30	Enterprise Financial Services Corp	1,440	64
HEICO Corp	98,234	8,301	Equity Bancshares Inc (a)	539	17
Kaman Corp	3,878	229	Esquire Financial Holdings Inc (a)	530	12
Kratos Defense & Security Solutions Inc (a)	382,890	5,931	Farmers & Merchants Bancorp Inc/Archbold OH	968	31
Moog Inc	218	19	FB Financial Corp	919	30
MSA Safety Inc	4,177	418	First Financial Bankshares Inc	5,604	342
National Presto Industries Inc	107	13	First Foundation Inc	7,724	113
Wesco Aircraft Holdings Inc (a)	2,607	23	German American Bancorp Inc	676	20
		$15,428	Glacier Bancorp Inc	1,109	47
Agriculture - 0.01%			Hanmi Financial Corp	539	12
22nd Century Group Inc (a)	14,066	31	HarborOne Bancorp Inc (a)	861	13
Limoneira Co	620	14	Heritage Commerce Corp	4,304	57
Turning Point Brands Inc	984	35	Home BancShares Inc/AR	3,175	58
Vector Group Ltd	9,615	106	Howard Bancorp Inc (a)	359	5
		$186	Independent Bank Corp/MI	784	17
Airlines - 0.01%			Independent Bank Corp/Rockland MA	632	50
Allegiant Travel Co	1,747	227	Independent Bank Group Inc	2,168	114
Mesa Air Group Inc (a)	820	7	Investar Holding Corp	470	11
		$234	Kearny Financial Corp/MD	2,525	32
			Lakeland Financial Corp	2,609	117
Apparel - 0.37%			LegacyTexas Financial Group Inc	1,632	65
Crocs Inc (a)	8,839	254	Live Oak Bancshares Inc	1,877	26
Deckers Outdoor Corp (a)	3,680	473	Macatawa Bank Corp	464	5
Oxford Industries Inc	2,440	187	MB Financial Inc	632	28
Steven Madden Ltd	151,579	4,949	Merchants Bancorp/IN	601	12
Superior Group of Cos Inc	1,407	25	Meta Financial Group Inc	3,351	79
Wolverine World Wide Inc	11,670	400	Midland States Bancorp Inc	1,458	35
		$6,288	National Bank Holdings Corp	1,129	36
Automobile Manufacturers - 0.00%			National Commerce Corp (a)	1,067	43
Blue Bird Corp (a)	915	18	Northeast Bancorp	430	8
Navistar International Corp (a)	280	9	Oak Valley Bancorp	200	4
Wabash National Corp	2,202	31	Old Line Bancshares Inc	373	10
		$58	Opus Bank	89,461	1,870
Automobile Parts & Equipment - 0.07%			Origin Bancorp Inc	841	29
Altra Industrial Motion Corp	6,122	187	Pacific City Financial Corp	582	10
Commercial Vehicle Group Inc (a)	4,575	34	PCSB Financial Corp	288	6
Dana Inc	18,033	318	People's Utah Bancorp	1,842	54
Douglas Dynamics Inc	2,743	97	Preferred Bank/Los Angeles CA	1,686	78
Meritor Inc (a)	11,085	229	Prosperity Bancshares Inc	93,292	6,637
Methode Electronics Inc	2,120	55	Reliant Bancorp Inc	165	4
Miller Industries Inc/TN	422	13	Republic First Bancorp Inc (a)	1,245	7
Modine Manufacturing Co (a)	1,093	16	Seacoast Banking Corp of Florida (a)	676	19
Spartan Motors Inc	4,997	42	ServisFirst Bancshares Inc	6,036	204
Tenneco Inc	6,118	212	Southern First Bancshares Inc (a)	175	6
		$1,203	Spirit of Texas Bancshares Inc (a)	238	5
Banks - 3.13%			Sterling Bancorp Inc/MI	1,932	17
Allegiance Bancshares Inc (a)	307	11	Stock Yards Bancorp Inc	675	23
Amalgamated Bank	259	5	Tompkins Financial Corp	37	3
Ameris Bancorp	3,721	141	TriCo Bancshares	147	6
Atlantic Capital Bancshares Inc (a)	2,129	38	TriState Capital Holdings Inc (a)	885	18
BancFirst Corp	1,023	55	Triumph Bancorp Inc (a)	2,777	85
Bank of NT Butterfield & Son Ltd/The	7,073	248	Union Bankshares Corp	59,440	1,876
BankUnited Inc	84,901	2,871	Union Bankshares Inc/Morrisville VT	450	21
Bankwell Financial Group Inc	246	7	United Community Banks Inc/GA	1,845	47
Blue Hills Bancorp Inc	1,329	31	Unity Bancorp Inc	246	5
Cadence BanCorp	630,486	11,821	Veritex Holdings Inc	926	24
Cambridge Bancorp	155	12	Walker & Dunlop Inc	957	46
Capstar Financial Holdings Inc	558	9	Washington Trust Bancorp Inc	604	31
Carolina Financial Corp	1,706	59	Webster Financial Corp	167,739	9,038
CenterState Bank Corp	19,491	483	West Bancorporation Inc	657	14
Central Pacific Financial Corp	475	14	Western Alliance Bancorp (a)	160,905	7,125

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Biotechnology (continued)
Wintrust Financial Corp	89,660	$6,378	Evelo Biosciences Inc (a)	1,535	$14
		$53,395	Exact Sciences Corp (a)	110,153	9,923
Beverages - 0.04%			Fate Therapeutics Inc (a)	6,852	104
Boston Beer Co Inc/The (a)	695	173	FibroGen Inc (a)	8,603	488
Coca-Cola Consolidated Inc	723	156	Fortress Biotech Inc (a)	7,222	15
Craft Brew Alliance Inc (a)	1,797	30	Forty Seven Inc (a)	841	12
MGP Ingredients Inc	1,387	99	Geron Corp (a)	22,904	26
National Beverage Corp	1,587	133	GlycoMimetics Inc (a)	4,148	46
Primo Water Corp (a)	3,827	50	GTx Inc (a)	977	1
		$641	Guardant Health Inc (a)	59,649	2,406
Biotechnology - 7.01%			Halozyme Therapeutics Inc (a)	14,273	231
Abeona Therapeutics Inc (a)	3,656	25	Harvard Bioscience Inc (a)	3,040	10
ACADIA Pharmaceuticals Inc (a)	11,243	256	Helius Medical Technologies Inc (a)	2,446	18
Acceleron Pharma Inc (a)	58,015	2,460	Homology Medicines Inc (a)	1,919	39
Acorda Therapeutics Inc (a)	826	14	Idera Pharmaceuticals Inc (a)	3,321	8
ADMA Biologics Inc (a)	2,800	8	ImmunoGen Inc (a)	16,777	88
Aduro Biotech Inc (a)	7,250	22	Immunomedics Inc (a)	15,059	223
Adverum Biotechnologies Inc (a)	889	3	Innoviva Inc (a)	9,596	164
Agenus Inc (a)	11,110	37	Inovio Pharmaceuticals Inc (a)	9,656	48
AgeX Therapeutics Inc (a)	511	2	Insmed Inc (a)	157,658	3,832
Albireo Pharma Inc (a)	210	5	Intercept Pharmaceuticals Inc (a)	10,133	1,223
Alder Biopharmaceuticals Inc (a)	5,599	79	Intrexon Corp (a)	8,579	66
Aldeyra Therapeutics Inc (a)	2,148	19	Iovance Biotherapeutics Inc (a)	11,982	110
Allakos Inc (a)	47,405	1,894	Karyopharm Therapeutics Inc (a)	275,693	2,335
Allena Pharmaceuticals Inc (a)	1,288	9	Kezar Life Sciences Inc (a)	579	10
Allogene Therapeutics Inc (a)	89,596	2,717	Kindred Biosciences Inc (a)	3,828	38
Amicus Therapeutics Inc (a)	21,695	261	Kiniksa Pharmaceuticals Ltd (a)	590	10
AnaptysBio Inc (a)	21,864	1,450	Lexicon Pharmaceuticals Inc (a)	5,344	25
ANI Pharmaceuticals Inc (a)	1,009	54	Ligand Pharmaceuticals Inc (a)	2,351	278
Aptinyx Inc (a)	1,438	8	Liquidia Technologies Inc (a)	571	8
Aratana Therapeutics Inc (a)	3,096	14	LogicBio Therapeutics Inc (a)	739	7
Arbutus Biopharma Corp (a)	2,015	7	Loxo Oncology Inc (a)	97,982	22,987
Arcus Biosciences Inc (a)	2,444	25	MacroGenics Inc (a)	4,532	53
Arena Pharmaceuticals Inc (a)	67,873	3,120	Magenta Therapeutics Inc (a)	582	4
ArQule Inc (a)	12,236	45	Medicines Co/The (a)	5,630	130
Arrowhead Pharmaceuticals Inc (a)	10,151	143	MeiraGTx Holdings plc (a)	532	7
Arsanis Inc (a)	987	3	Mustang Bio Inc (a)	2,332	9
Assembly Biosciences Inc (a)	79,805	1,818	Myriad Genetics Inc (a)	6,992	197
Atara Biotherapeutics Inc (a)	4,701	179	NeoGenomics Inc (a)	788,037	13,097
Audentes Therapeutics Inc (a)	3,861	96	Neon Therapeutics Inc (a)	912	4
AVEO Pharmaceuticals Inc (a)	9,319	6	NewLink Genetics Corp (a)	419	1
Avid Bioservices Inc (a)	6,779	26	Novavax Inc (a)	17,845	42
Avrobio Inc (a)	87,937	1,096	NuCana PLC ADR(a)	96,563	1,251
BeiGene Ltd ADR(a)	26,080	3,377	Nymox Pharmaceutical Corp (a)	2,469	5
BioCryst Pharmaceuticals Inc (a)	10,806	94	Omeros Corp (a)	5,337	73
Biohaven Pharmaceutical Holding Co Ltd (a)	304,289	11,591	Organovo Holdings Inc (a)	13,099	13
BioTime Inc (a)	5,113	7	Osmotica Pharmaceuticals PLC (a)	1,452	11
Blueprint Medicines Corp (a)	95,713	6,899	Ovid therapeutics Inc (a)	2,081	6
Calyxt Inc (a)	647	9	Pacific Biosciences of California Inc (a)	11,771	81
Cambrex Corp (a)	2,457	107	Palatin Technologies Inc (a)	22,965	16
Cara Therapeutics Inc (a)	3,249	50	Pfenex Inc (a)	2,976	12
CASI Pharmaceuticals Inc (a)	5,753	20	Pieris Pharmaceuticals Inc (a)	5,862	17
ChemoCentryx Inc (a)	2,522	31	PolarityTE Inc (a)	1,106	20
ChromaDex Corp (a)	5,421	18	PTC Therapeutics Inc (a)	45,691	1,422
Cohbar Inc (a)	2,663	9	Puma Biotechnology Inc (a)	3,360	94
Crinetics Pharmaceuticals Inc (a)	635	17	Radius Health Inc (a)	4,793	88
Cue Biopharma Inc (a)	1,978	10	REGENXBIO Inc (a)	3,564	157
CytomX Therapeutics Inc (a)	5,161	88	Replimune Group Inc (a)	119,086	1,442
Deciphera Pharmaceuticals Inc (a)	170,583	4,584	Retrophin Inc (a)	4,736	102
Denali Therapeutics Inc (a)	5,287	101	Rigel Pharmaceuticals Inc (a)	18,583	40
Dicerna Pharmaceuticals Inc (a)	172,982	1,784	RTI Surgical Inc (a)	3,125	14
Dynavax Technologies Corp (a)	6,442	71	Rubius Therapeutics Inc (a)	170,198	2,330
Editas Medicine Inc (a)	5,295	115	Sage Therapeutics Inc (a)	19,496	2,780
Eidos Therapeutics Inc (a)	818	10	Sangamo Therapeutics Inc (a)	11,837	138
Emergent BioSolutions Inc (a)	5,162	322	Savara Inc (a)	3,755	28
Enzo Biochem Inc (a)	6,202	23	Scholar Rock Holding Corp (a)	639	10
Epizyme Inc (a)	5,029	51	Selecta Biosciences Inc (a)	3,167	5
Equillium Inc (a)	459	4	Solid Biosciences Inc (a)	1,477	37
Esperion Therapeutics Inc (a)	2,688	125	Sorrento Therapeutics Inc (a)	13,604	28

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Biotechnology (continued)			Coal - 0.01%
Spark Therapeutics Inc (a)	3,631	$174	Advanced Emissions Solutions Inc	2,285	$26
Spectrum Pharmaceuticals Inc (a)	10,861	122	CONSOL Energy Inc (a)	2,110	75
Stemline Therapeutics Inc (a)	3,613	40	Ramaco Resources Inc (a)	1,635	10
Surface Oncology Inc (a)	1,542	9			$111
Syndax Pharmaceuticals Inc (a)	1,257	7	Commercial Services - 8.01%
Theravance Biopharma Inc (a)	3,848	100	2U Inc (a)	169,489	9,636
Tobira Therapeutics Inc - Rights (a),(b),(c)	1,559	3	American Public Education Inc (a)	188	6
Tocagen Inc (a)	1,780	20	AMN Healthcare Services Inc (a)	5,793	375
Translate Bio Inc (a)	1,420	8	ASGN Inc (a)	6,408	404
Twist Bioscience Corp (a)	45,058	1,042	Avalara Inc (a)	868	35
Tyme Technologies Inc (a)	11,764	32	Avis Budget Group Inc (a)	5,896	157
Ultragenyx Pharmaceutical Inc (a)	76,674	3,782	Barrett Business Services Inc	849	53
UNITY Biotechnology Inc (a)	2,793	32	BG Staffing Inc	1,382	36
Veracyte Inc (a)	3,487	63	Bright Horizons Family Solutions Inc (a)	264,590	30,637
Verastem Inc (a)	8,535	28	Brink's Co/The	4,319	320
Vericel Corp (a)	4,979	86	CAI International Inc (a)	1,044	26
Viking Therapeutics Inc (a)	6,773	55	Cardtronics PLC (a)	5,647	153
WaVe Life Sciences Ltd (a)	2,157	80	Care.com Inc (a)	2,415	57
XOMA Corp (a)	578	7	Career Education Corp (a)	8,235	106
ZIOPHARM Oncology Inc (a)	16,251	36	Carriage Services Inc	912	18
		$119,701	Cass Information Systems Inc	1,742	85
Building Materials - 1.04%			Chegg Inc (a)	620,976	21,871
AAON Inc	3,708	137	Cimpress NV (a)	15,192	1,264
American Woodmark Corp (a)	1,190	83	CoreLogic Inc/United States (a)	86,648	3,145
Apogee Enterprises Inc	2,795	95	CorVel Corp (a)	1,120	70
Armstrong Flooring Inc (a)	773	11	CRA International Inc	293	12
Armstrong World Industries Inc	91,960	6,257	Deluxe Corp	6,224	292
Boise Cascade Co	5,705	157	Everi Holdings Inc (a)	183,545	1,221
Builders FirstSource Inc (a)	15,669	207	EVERTEC Inc	8,111	224
Continental Building Products Inc (a)	4,410	116	Evo Payments Inc (a)	462,857	11,641
Griffon Corp	677	11	Forrester Research Inc	1,247	56
JELD-WEN Holding Inc (a)	6,105	109	Franklin Covey Co (a)	1,165	28
Louisiana-Pacific Corp	4,056	99	Grand Canyon Education Inc (a)	75,213	6,990
Masonite International Corp (a)	3,535	202	Green Dot Corp (a)	59,327	4,391
NCI Building Systems Inc (a)	5,259	43	Hackett Group Inc/The	2,942	53
Patrick Industries Inc (a)	2,884	115	Healthcare Services Group Inc	136,446	5,952
PGT Innovations Inc (a)	6,670	111	HealthEquity Inc (a)	50,864	3,171
Simpson Manufacturing Co Inc	5,363	329	Heidrick & Struggles International Inc	2,307	76
Summit Materials Inc (a)	9,942	152	Herc Holdings Inc (a)	2,874	106
Trex Co Inc (a)	131,089	9,145	HMS Holdings Corp (a)	9,399	282
Universal Forest Products Inc	7,474	230	I3 Verticals Inc (a)	972	24
US Concrete Inc (a)	1,862	66	ICF International Inc	805	53
		$17,675	Insperity Inc	32,580	3,476
Chemicals - 1.44%			Kforce Inc	2,843	93
A. Schulman Inc. (a),(c),(d)	5,668	11	Korn Ferry	7,454	340
AdvanSix Inc (a)	1,308	41	LiveRamp Holdings Inc (a)	3,389	147
Balchem Corp	4,022	334	Medifast Inc	1,612	205
Codexis Inc (a)	6,044	114	Monro Inc	2,707	194
Ferro Corp (a)	7,459	124	National Research Corp	1,370	55
GCP Applied Technologies Inc (a)	6,318	159	Nutrisystem Inc	2,520	109
HB Fuller Co	3,239	160	Paylocity Holding Corp (a)	95,368	6,774
Ingevity Corp (a)	109,183	10,271	PFSweb Inc (a)	2,329	14
Innophos Holdings Inc	499	15	PRGX Global Inc (a)	3,146	29
Innospec Inc	41,588	2,922	Resources Connection Inc	1,428	24
Kraton Corp (a)	3,386	96	Sotheby's (a)	3,015	122
Kronos Worldwide Inc	2,810	37	SP Plus Corp (a)	1,035	34
OMNOVA Solutions Inc (a)	5,852	52	Strategic Education Inc	77,524	8,481
PolyOne Corp	204,535	6,621	Travelport Worldwide Ltd	2,008	31
PQ Group Holdings Inc (a)	203,180	3,058	TriNet Group Inc (a)	109,832	5,015
Quaker Chemical Corp	1,608	329	TrueBlue Inc (a)	2,139	52
Rogers Corp (a)	827	105	Viad Corp	1,004	53
Sensient Technologies Corp	1,949	122	Weight Watchers International Inc (a)	5,494	176
Tronox Ltd	5,247	46	WEX Inc (a)	50,647	8,171
Valhi Inc	1,751	6	Willdan Group Inc (a)	1,094	37
		$24,623			$136,658
			Computers - 6.46%
			3D Systems Corp (a)	445	6
			Agilysys Inc (a)	1,351	24
			Carbon Black Inc (a)	4,642	72

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers (continued)			Diversified Financial Services (continued)
Carbonite Inc (a)	3,841	$110	Investment Technology Group Inc	460	$14
Cray Inc (a)	121,780	2,672	Ladenburg Thalmann Financial Services Inc	11,421	33
Cubic Corp	1,624	104	LendingTree Inc (a)	20,870	6,184
EPAM Systems Inc (a)	49,850	7,053	Marlin Business Services Corp	526	12
ExlService Holdings Inc (a)	2,853	164	Moelis & Co	102,571	4,487
ForeScout Technologies Inc (a)	178,328	5,439	On Deck Capital Inc (a)	5,220	39
Genpact Ltd	558,109	16,648	Piper Jaffray Cos	61	4
Information Services Group Inc (a)	4,495	18	PJT Partners Inc	2,183	95
Insight Enterprises Inc (a)	2,413	111	Pzena Investment Management Inc	2,299	20
Lumentum Holdings Inc (a)	57,064	2,791	Regional Management Corp (a)	604	17
MAXIMUS Inc	38,957	2,732	Silvercrest Asset Management Group Inc	1,073	14
Mercury Systems Inc (a)	308,631	18,095	Stifel Financial Corp	122,634	5,870
Mitek Systems Inc (a)	4,614	51	Virtus Investment Partners Inc	151	14
PAR Technology Corp (a)	1,127	28	WageWorks Inc (a)	5,621	177
PlayAGS Inc (a)	148,014	3,709	Westwood Holdings Group Inc	1,068	39
Pure Storage Inc (a)	442,030	7,917			$42,638
Qualys Inc (a)	4,608	399	Electric - 0.00%
Rapid7 Inc (a)	414,704	16,663	Spark Energy Inc	1,724	14
Rimini Street Inc (a)	2,351	12	Electrical Components & Equipment - 1.55%
Science Applications International Corp	3,628	244	EnerSys	3,553	303
Tenable Holdings Inc (a)	1,272	35	Generac Holdings Inc (a)	7,671	406
TTEC Holdings Inc	1,767	59	Graham Corp	219	5
Unisys Corp (a)	4,598	60	Insteel Industries Inc	2,045	45
USA Technologies Inc (a)	253,358	1,497	Littelfuse Inc	73,244	12,870
Varonis Systems Inc (a)	122,017	7,209	nLight Inc (a)	2,653	52
Virtusa Corp (a)	2,427	118	Novanta Inc (a)	128,369	8,945
Vocera Communications Inc (a)	398,848	16,281	Universal Display Corp	36,560	3,796
		$110,321			$26,422
Consumer Products - 0.02%			Electronics - 0.85%
Central Garden & Pet Co (a)	994	39	Advanced Energy Industries Inc (a)	5,013	257
Central Garden & Pet Co - A Shares (a)	2,705	96	Alarm.com Holdings Inc (a)	65,657	4,132
Helen of Troy Ltd (a)	575	67	Allied Motion Technologies Inc	983	41
Rosetta Stone Inc (a)	598	9	Applied Optoelectronics Inc (a)	1,960	34
WD-40 Co	1,147	209	Atkore International Group Inc (a)	4,881	113
		$420	Badger Meter Inc	2,509	132
Cosmetics & Personal Care - 0.01%			Control4 Corp (a)	1,553	31
elf Beauty Inc (a)	3,192	27	FARO Technologies Inc (a)	1,883	80
Inter Parfums Inc	1,367	91	Fitbit Inc (a)	4,030	25
		$118	Fluidigm Corp (a)	3,491	30
Distribution & Wholesale - 2.02%			II-VI Inc (a)	8,146	309
Core-Mark Holding Co Inc	117,768	3,284	IntriCon Corp (a)	1,075	28
Dorman Products Inc (a)	3,446	296	Itron Inc (a)	2,886	158
Fossil Group Inc (a)	1,626	27	Mesa Laboratories Inc	395	90
G-III Apparel Group Ltd (a)	2,692	94	Napco Security Technologies Inc (a)	1,792	28
H&E Equipment Services Inc	372,743	9,978	NVE Corp	567	54
Pool Corp	55,040	8,251	OSI Systems Inc (a)	1,103	99
SiteOne Landscape Supply Inc (a)	233,396	12,440	Park Electrochemical Corp	1,581	36
Systemax Inc	1,415	33	ShotSpotter Inc (a)	914	44
		$34,403	SMART Global Holdings Inc (a)	1,485	37
Diversified Financial Services - 2.50%			Sparton Corp (a)	771	14
Altisource Portfolio Solutions SA (a)	192	5	Stoneridge Inc (a)	3,038	79
Ares Management Corp	289,216	6,033	Turtle Beach Corp (a)	1,118	17
Artisan Partners Asset Management Inc	6,641	155	Vishay Precision Group Inc (a)	1,213	41
Blucora Inc (a)	2,940	87	Watts Water Technologies Inc	2,320	174
Cohen & Steers Inc	2,700	102	Woodward Inc	91,761	8,337
Cowen Inc (a)	1,519	25	ZAGG Inc (a)	3,428	38
Curo Group Holdings Corp (a)	1,430	18			$14,458
Diamond Hill Investment Group Inc	383	59	Energy - Alternate Sources - 0.00%
Elevate Credit Inc (a)	2,712	12	Renewable Energy Group Inc (a)	1,357	39
Ellie Mae Inc (a)	2,925	222	TerraForm Power Inc	1,559	19
Enova International Inc (a)	4,004	92			$58
Federal Agricultural Mortgage Corp	384	27	Engineering & Construction - 1.62%
Federated Investors Inc	9,105	238	Comfort Systems USA Inc	5,075	244
FRP Holdings Inc (a)	132	7	Dycom Industries Inc (a)	146,921	8,529
GAMCO Investors Inc	404	8	EMCOR Group Inc	5,600	365
Granite Point Mortgage Trust Inc	1,030	20	Exponent Inc	4,424	221
Greenhill & Co Inc	1,802	45	Granite Construction Inc	3,034	131
Hamilton Lane Inc	305,135	11,067	MasTec Inc (a)	5,444	242
Houlihan Lokey Inc	167,193	7,397	Mistras Group Inc (a)	2,018	30

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Engineering & Construction (continued)			Healthcare - Products (continued)
MYR Group Inc (a)	1,982	$60	Axonics Modulation Technologies Inc (a)	761	$11
NV5 Global Inc (a)	73,788	5,222	BioTelemetry Inc (a)	2,817	202
Orion Group Holdings Inc (a)	2,693	11	Cardiovascular Systems Inc (a)	5,029	156
Primoris Services Corp	3,475	69	CareDx Inc (a)	3,625	102
Sterling Construction Co Inc (a)	1,087	14	Celcuity Inc (a)	635	14
TopBuild Corp (a)	193,775	10,233	Cerus Corp (a)	14,850	88
Tutor Perini Corp (a)	133,790	2,303	CONMED Corp	1,563	110
VSE Corp	386	13	CryoLife Inc (a)	3,864	108
		$27,687	Cutera Inc (a)	1,972	28
Entertainment - 0.81%			CytoSorbents Corp (a)	4,485	34
Churchill Downs Inc	55,487	5,103	Endologix Inc (a)	18,468	14
Eldorado Resorts Inc (a)	59,017	2,751	FONAR Corp (a)	347	8
Eros International PLC (a)	2,100	20	GenMark Diagnostics Inc (a)	6,523	43
IMAX Corp (a)	7,922	165	Genomic Health Inc (a)	2,360	179
Marriott Vacations Worldwide Corp	2,747	243	Glaukos Corp (a)	2,884	184
Monarch Casino & Resort Inc (a)	1,182	51	Globus Medical Inc (a)	8,985	405
Penn National Gaming Inc (a)	2,866	70	Haemonetics Corp (a)	33,993	3,362
RCI Hospitality Holdings Inc	910	20	Henry Schein Inc (a)	75,053	5,832
Red Rock Resorts Inc	6,140	156	Inogen Inc (a)	22,368	3,383
Scientific Games Corp (a)	4,951	124	Inspire Medical Systems Inc (a)	1,394	75
SeaWorld Entertainment Inc (a)	195,479	5,093	Insulet Corp (a)	10,340	839
		$13,796	Integer Holdings Corp (a)	68,168	5,521
Environmental Control - 2.41%			Integra LifeSciences Holdings Corp (a)	166,225	7,872
Advanced Disposal Services Inc (a)	6,029	152	Intersect ENT Inc (a)	188,476	5,592
Casella Waste Systems Inc (a)	622	19	iRadimed Corp (a)	591	16
Charah Solutions Inc (a)	1,697	12	iRhythm Technologies Inc (a)	138,533	11,775
Covanta Holding Corp	10,203	164	Lantheus Holdings Inc (a)	4,291	72
Energy Recovery Inc (a)	4,405	33	LeMaitre Vascular Inc	2,035	48
Heritage-Crystal Clean Inc (a)	276	7	LivaNova PLC (a)	20,867	1,926
Tetra Tech Inc	249,762	13,785	Luminex Corp	1,490	42
US Ecology Inc	1,865	119	Meridian Bioscience Inc	4,570	75
Waste Connections Inc	321,795	26,889	Merit Medical Systems Inc (a)	76,677	4,335
		$41,180	NanoString Technologies Inc (a)	2,856	63
Food - 1.28%			Natus Medical Inc (a)	4,704	159
B&G Foods Inc	1,775	47	Nevro Corp (a)	2,538	123
Calavo Growers Inc	67,543	5,496	Novocure Ltd (a)	6,344	311
Cal-Maine Foods Inc	2,415	102	NuVasive Inc (a)	6,504	326
Chefs' Warehouse Inc/The (a)	232,508	7,468	Nuvectra Corp (a)	2,077	29
Hain Celestial Group Inc/The (a)	193,548	3,548	NxStage Medical Inc (a)	8,739	254
J&J Snack Foods Corp	1,271	196	OraSure Technologies Inc (a)	107,656	1,384
John B Sanfilippo & Son Inc	1,050	72	Orthofix Medical Inc (a)	1,584	86
Lancaster Colony Corp	1,682	267	OrthoPediatrics Corp (a)	900	33
Nathan's Famous Inc	410	28	Oxford Immunotec Global PLC (a)	3,458	50
Performance Food Group Co (a)	12,647	432	Penumbra Inc (a)	48,889	7,114
Simply Good Foods Co/The (a)	212,273	4,201	Quanterix Corp (a)	1,294	27
Tootsie Roll Industries Inc	415	14	Quidel Corp (a)	4,518	262
		$21,871	Repligen Corp (a)	4,420	252
			Rockwell Medical Inc (a)	6,363	20
Forest Products & Paper - 0.01%			Sientra Inc (a)	3,003	33
Neenah Inc	2,024	141	STAAR Surgical Co (a)	5,994	214
Schweitzer-Mauduit International Inc	1,611	52	Surmodics Inc (a)	1,568	90
Verso Corp (a)	463	11	T2 Biosystems Inc (a)	4,735	17
		$204	Tactile Systems Technology Inc (a)	146,591	9,760
Gas - 0.01%			Tandem Diabetes Care Inc (a)	146,689	6,378
Chesapeake Utilities Corp	310	28	TransEnterix Inc (a)	19,531	53
New Jersey Resources Corp	1,009	49	Utah Medical Products Inc	370	35
South Jersey Industries Inc	1,097	33	Varex Imaging Corp (a)	47,273	1,347
		$110	Wright Medical Group NV	10,791	322
Hand & Machine Tools - 0.31%					$84,388
Franklin Electric Co Inc	5,746	275	Healthcare - Services - 4.51%
Kennametal Inc	6,664	251	AAC Holdings Inc (a)	3,107	7
Lincoln Electric Holdings Inc	55,245	4,775	Addus HomeCare Corp (a)	1,159	70
Milacron Holdings Corp (a)	1,239	17	Amedisys Inc (a)	3,292	432
		$5,318	American Renal Associates Holdings Inc (a)	1,721	21
Healthcare - Products - 4.95%			Apollo Medical Holdings Inc (a)	760	15
Accuray Inc (a)	11,147	49	Capital Senior Living Corp (a)	4,004	28
AtriCure Inc (a)	96,676	2,993	Catalent Inc (a)	536,493	19,813
Atrion Corp	116	86	Cellular Biomedicine Group Inc (a)	942	17
AxoGen Inc (a)	4,080	67	Charles River Laboratories International Inc (a)	130,446	16,070

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Services (continued)			Insurance (continued)
Civitas Solutions Inc (a)	1,741	$31	United Fire Group Inc	207	$11
Ensign Group Inc/The	6,494	283	United Insurance Holdings Corp	2,168	35
Evolus Inc (a)	1,269	21	Universal Insurance Holdings Inc	4,340	164
Genesis Healthcare Inc (a)	12,047	19			$14,431
ICON PLC (a)	64,050	8,959	Internet - 5.89%
Invitae Corp (a)	7,634	107	1-800-Flowers.com Inc (a)	1,108	18
LHC Group Inc (a)	106,000	11,207	Anaplan Inc (a)	1,771	55
Medpace Holdings Inc (a)	2,982	192	Boingo Wireless Inc (a)	108,712	2,622
Miragen Therapeutics Inc (a)	3,135	9	Cardlytics Inc (a)	675	12
Natera Inc (a)	3,800	52	Cargurus Inc (a)	6,914	296
Neuronetics Inc (a)	1,141	19	ChannelAdvisor Corp (a)	3,215	34
Providence Service Corp/The (a)	1,352	87	Cogent Communications Holdings Inc	177,711	8,610
Quorum Health Corp (a)	4,939	14	Despegar.com Corp (a)	230,143	3,457
R1 RCM Inc (a)	11,702	95	Endurance International Group Holdings Inc (a)	8,788	71
RadNet Inc (a)	5,035	69	ePlus Inc (a)	2,031	161
Select Medical Holdings Corp (a)	14,682	229	Etsy Inc (a)	462,036	25,251
SI-BONE Inc (a)	1,034	19	Groupon Inc (a)	39,999	151
Surgery Partners Inc (a)	548	7	GrubHub Inc (a)	83,990	6,753
Syneos Health Inc (a)	1,265	64	HealthStream Inc	3,315	83
Teladoc Health Inc (a)	287,627	18,466	Internap Corp (a)	141,891	768
Tenet Healthcare Corp (a)	10,996	242	Liberty Expedia Holdings Inc (a)	336	14
Tivity Health Inc (a)	4,751	106	LiveXLive Media Inc (a)	3,387	21
US Physical Therapy Inc	1,717	182	MakeMyTrip Ltd (a)	344,761	9,177
Vapotherm Inc (a)	626	10	Mimecast Ltd (a)	449,460	16,886
		$76,962	NIC Inc	7,953	130
Home Builders - 0.16%			Pandora Media Inc (a)	22,315	187
Cavco Industries Inc (a)	1,219	203	Perficient Inc (a)	1,898	48
Century Communities Inc (a)	300	7	Proofpoint Inc (a)	52,989	5,398
Green Brick Partners Inc (a)	453	4	Q2 Holdings Inc (a)	66,607	3,959
Hovnanian Enterprises Inc (a)	7,332	5	QuinStreet Inc (a)	5,136	98
Installed Building Products Inc (a)	2,557	108	RingCentral Inc (a)	77,469	7,161
KB Home	4,183	89	Shutterfly Inc (a)	2,934	135
LCI Industries	2,058	170	Shutterstock Inc	2,231	89
LGI Homes Inc (a)	1,570	93	Stamps.com Inc (a)	2,224	414
M/I Homes Inc (a)	773	20	TechTarget Inc (a)	2,656	38
Meritage Homes Corp (a)	39,062	1,761	Travelzoo (a)	644	8
Skyline Champion Corp	3,491	63	TrueCar Inc (a)	10,511	99
Taylor Morrison Home Corp (a)	4,805	91	Tucows Inc (a)	1,222	90
TRI Pointe Group Inc (a)	4,474	60	Wayfair Inc (a)	54,068	5,918
William Lyon Homes (a)	819	11	Yelp Inc (a)	7,028	256
Winnebago Industries Inc	3,704	106	Zix Corp (a)	7,130	51
		$2,791	Zscaler Inc (a)	40,249	1,947
Home Furnishings - 0.53%					$100,466
Hamilton Beach Brands Holding Co	807	21	Investment Companies - 0.00%
Hooker Furniture Corp	691	20	BrightSphere Investment Group PLC	5,948	74
iRobot Corp (a)	2,275	204	Iron & Steel - 0.22%
Roku Inc (a)	3,711	167	Allegheny Technologies Inc (a)	92,270	2,527
Sleep Number Corp (a)	239,076	8,607	Carpenter Technology Corp	22,470	1,062
Sonos Inc (a)	1,269	15	Cleveland-Cliffs Inc	8,892	95
		$9,034	Ryerson Holding Corp (a)	2,830	20
Insurance - 0.85%			Shiloh Industries Inc (a)	1,262	8
eHealth Inc (a)	66,750	4,082			$3,712
Essent Group Ltd (a)	6,259	249	Leisure Products & Services - 1.76%
FedNat Holding Co	1,059	19	Callaway Golf Co	9,872	161
Global Indemnity Ltd	284	9	Camping World Holdings Inc	3,865	55
Health Insurance Innovations Inc (a)	1,494	57	Clarus Corp	282,375	3,160
Heritage Insurance Holdings Inc	405	6	Drive Shack Inc (a)	6,558	28
Investors Title Co	18	3	Fox Factory Holding Corp (a)	4,758	282
James River Group Holdings Ltd	2,079	80	Johnson Outdoors Inc	463	29
Kemper Corp	3,788	285	Liberty TripAdvisor Holdings Inc (a)	11,475	191
Kingstone Cos Inc	533	9	Lindblad Expeditions Holdings Inc (a)	278,425	3,422
Kinsale Capital Group Inc	1,706	99	Malibu Boats Inc (a)	2,396	97
National General Holdings Corp	5,822	141	Marine Products Corp	1,220	17
Navigators Group Inc/The	158	11	MasterCraft Boat Holdings Inc (a)	2,305	50
NMI Holdings Inc (a)	7,272	160	Nautilus Inc (a)	3,624	27
Primerica Inc	5,105	574	Planet Fitness Inc (a)	364,921	21,137
RLI Corp	2,807	185	Town Sports International Holdings Inc (a)	887	5
Stewart Information Services Corp	757	34	YETI Holdings Inc (a)	80,855	1,375
Trupanion Inc (a)	309,535	8,218			$30,036

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Lodging - 1.25%			Mining (continued)
Belmond Ltd (a)	972	$24	Kaiser Aluminum Corp	1,255	$126
Bluegreen Vacations Corp	1,413	19	Livent Corp (a)	150,518	1,905
Boyd Gaming Corp	6,474	177	Tahoe Resources Inc (a)	12,962	49
Choice Hotels International Inc	155,748	12,329	United States Lime & Minerals Inc	74	5
Hilton Grand Vacations Inc (a)	290,262	8,807	Uranium Energy Corp (a)	21,386	28
		$21,356			$2,318
Machinery - Construction & Mining - 0.53%			Miscellaneous Manufacturers - 1.94%
Astec Industries Inc	1,314	48	Actuant Corp	2,598	59
BWX Technologies Inc	192,800	8,950	Ambarella Inc (a)	1,062	40
		$8,998	Axon Enterprise Inc (a)	4,948	252
Machinery - Diversified - 3.01%			Carlisle Cos Inc	30,614	3,298
Alamo Group Inc	1,008	87	Chase Corp	823	83
Albany International Corp	3,725	256	EnPro Industries Inc	205	14
Applied Industrial Technologies Inc	5,060	299	ESCO Technologies Inc	94,198	6,133
Cactus Inc (a)	145,892	4,788	Federal Signal Corp	8,296	182
Chart Industries Inc (a)	72,884	5,445	Harsco Corp (a)	6,914	147
Columbus McKinnon Corp/NY	1,704	62	Hexcel Corp	243,675	16,500
CSW Industrials Inc (a)	1,872	97	Hillenbrand Inc	8,114	344
DXP Enterprises Inc/TX (a)	1,505	50	John Bean Technologies Corp	65,397	5,196
Eastman Kodak Co (a)	3,787	11	Lydall Inc (a)	466	12
Gardner Denver Holdings Inc (a)	311,408	7,682	Myers Industries Inc	4,348	71
Gates Industrial Corp PLC (a)	301,742	4,499	Proto Labs Inc (a)	2,307	286
Gencor Industries Inc (a)	539	7	Raven Industries Inc	3,066	113
Gorman-Rupp Co/The	725	25	Standex International Corp	1,554	116
Ichor Holdings Ltd (a)	2,945	61	Sturm Ruger & Co Inc	2,031	111
IDEX Corp	102,089	14,074	Trinseo SA	4,094	201
Kadant Inc	1,283	109			$33,158
Lindsay Corp	901	77	Office & Business Equipment - 0.01%
Manitex International Inc (a)	1,928	13	Pitney Bowes Inc	16,535	119
Mueller Water Products Inc - Class A	14,515	143	Office Furnishings - 0.05%
Nordson Corp	56,610	7,339	Herman Miller Inc	7,138	244
SPX Corp (a)	5,185	154	HNI Corp	5,995	233
Tennant Co	1,572	92	Interface Inc	6,430	105
Twin Disc Inc (a)	327	6	Kimball International Inc	4,028	57
Welbilt Inc (a)	431,638	6,052	Knoll Inc	7,373	149
		$51,428			$788
Media - 0.08%			Oil & Gas - 0.84%
Beasley Broadcast Group Inc	921	4	Abraxas Petroleum Corp (a)	21,055	25
Central European Media Enterprises Ltd (a)	11,348	34	Berry Petroleum Corp	1,214	14
Entravision Communications Corp	2,555	10	Callon Petroleum Co (a)	262,371	2,136
Hemisphere Media Group Inc (a)	1,373	18	Carrizo Oil & Gas Inc (a)	7,737	95
Houghton Mifflin Harcourt Co (a)	906	10	CVR Energy Inc	2,045	82
Liberty Media Corp-Liberty Braves - A Shares (a)	1,285	35	Delek US Holdings Inc	20,902	679
Liberty Media Corp-Liberty Braves - C Shares (a)	3,046	82	Denbury Resources Inc (a)	25,953	53
New York Times Co/The	9,262	238	Eclipse Resources Corp (a)	10,999	13
Nexstar Media Group Inc	5,695	475	Evolution Petroleum Corp	3,958	29
Sinclair Broadcast Group Inc	5,280	163	Goodrich Petroleum Corp (a)	919	13
Tribune Publishing Co (a)	2,364	28	Isramco Inc (a)	71	8
Value Line Inc	255	5	Jagged Peak Energy Inc (a)	7,820	82
World Wrestling Entertainment Inc	3,686	304	Laredo Petroleum Inc (a)	6,945	26
		$1,406	Magnolia Oil & Gas Corp (a)	393,050	4,732
Metal Fabrication & Hardware - 0.52%			Mammoth Energy Services Inc	1,714	38
Advanced Drainage Systems Inc	4,325	110	Matador Resources Co (a)	299,944	5,849
AZZ Inc	1,756	79	Murphy USA Inc (a)	1,239	91
Global Brass & Copper Holdings Inc	2,555	77	Northern Oil and Gas Inc (a)	6,153	16
Lawson Products Inc/DE (a)	437	13	Panhandle Oil and Gas Inc	1,299	21
Mueller Industries Inc	7,899	205	Par Pacific Holdings Inc (a)	428	7
Omega Flex Inc	463	29	Penn Virginia Corp (a)	1,488	78
RBC Bearings Inc (a)	56,830	7,923	Resolute Energy Corp (a)	172	6
Rexnord Corp (a)	2,712	71	Ring Energy Inc (a)	6,925	41
Sun Hydraulics Corp	2,490	88	Rosehill Resources Inc (a)	871	3
Worthington Industries Inc	5,193	196	SRC Energy Inc (a)	21,512	106
		$8,791	WildHorse Resource Development Corp (a)	3,151	53
Mining - 0.14%					$14,296
Compass Minerals International Inc	2,729	143	Oil & Gas Services - 0.26%
Covia Holdings Corp (a)	3,753	17	DMC Global Inc	1,733	60
Gold Resource Corp	7,107	32	Independence Contract Drilling Inc (a)	2,680	9
Hecla Mining Co	4,677	13	ION Geophysical Corp (a)	1,285	11
			Keane Group Inc (a)	6,305	64

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas Services (continued)			Pharmaceuticals (continued)
Liberty Oilfield Services Inc	5,383	$82	Intellia Therapeutics Inc (a)	3,926	$55
MRC Global Inc (a)	3,972	62	Intra-Cellular Therapies Inc (a)	3,043	37
Oil States International Inc (a)	220,160	3,791	Ironwood Pharmaceuticals Inc (a)	15,855	217
Pioneer Energy Services Corp (a)	2,591	4	Jounce Therapeutics Inc (a)	1,761	7
Profire Energy Inc (a)	6,113	10	Kadmon Holdings Inc (a)	13,132	32
ProPetro Holding Corp (a)	9,647	158	Kodiak Sciences Inc (a)	867	7
Select Energy Services Inc (a)	1,602	14	Kura Oncology Inc (a)	3,184	51
Solaris Oilfield Infrastructure Inc	3,459	52	La Jolla Pharmaceutical Co (a)	2,800	17
TETRA Technologies Inc (a)	12,749	27	Madrigal Pharmaceuticals Inc (a)	22,428	2,597
Thermon Group Holdings Inc (a)	1,267	29	MannKind Corp (a)	15,864	20
US Silica Holdings Inc	4,170	56	MediciNova Inc (a)	4,934	45
		$4,429	Mersana Therapeutics Inc (a)	2,191	10
Packaging & Containers - 0.00%			Minerva Neurosciences Inc (a)	2,928	19
Greif Inc - Class A	1,078	42	Mirati Therapeutics Inc (a)	2,307	152
Greif Inc - Class B	163	7	Momenta Pharmaceuticals Inc (a)	8,942	106
		$49	MyoKardia Inc (a)	2,975	123
Pharmaceuticals - 4.01%			Natural Health Trends Corp	1,279	21
Achaogen Inc (a)	4,831	7	Neogen Corp (a)	6,245	380
Aclaris Therapeutics Inc (a)	3,834	27	Neos Therapeutics Inc (a)	6,535	14
Adamas Pharmaceuticals Inc (a)	285,014	2,565	Neurocrine Biosciences Inc (a)	112,364	9,912
Aeglea BioTherapeutics Inc (a)	2,255	21	Ocular Therapeutix Inc (a)	4,900	19
Aerie Pharmaceuticals Inc (a)	81,907	3,851	Pacira Pharmaceuticals Inc/DE (a)	5,424	221
Agios Pharmaceuticals Inc (a)	54,959	2,946	Phibro Animal Health Corp	2,358	74
Aimmune Therapeutics Inc (a)	275,456	6,479	Portola Pharmaceuticals Inc (a)	6,879	186
Akcea Therapeutics Inc (a)	1,652	44	Principia Biopharma Inc (a)	512	15
Akebia Therapeutics Inc (a)	8,938	49	Progenics Pharmaceuticals Inc (a)	9,835	44
Akorn Inc (a)	2,648	10	Proteostasis Therapeutics Inc (a)	3,058	9
Amneal Pharmaceuticals Inc (a)	7,689	94	Ra Pharmaceuticals Inc (a)	237	5
Amphastar Pharmaceuticals Inc (a)	1,749	40	Reata Pharmaceuticals Inc (a)	69,540	5,547
Antares Pharma Inc (a)	18,478	56	Recro Pharma Inc (a)	1,973	16
Apellis Pharmaceuticals Inc (a)	4,169	58	Revance Therapeutics Inc (a)	110,845	1,914
Aquestive Therapeutics Inc (a)	73,529	451	Rhythm Pharmaceuticals Inc (a)	1,724	46
Array BioPharma Inc (a)	23,375	436	Rocket Pharmaceuticals Inc (a)	2,340	34
Arvinas Inc (a)	856	15	Sarepta Therapeutics Inc (a)	33,393	4,665
Ascendis Pharma A/S ADR(a)	50,436	3,604	Senseonics Holdings Inc (a)	100,440	252
Assertio Therapeutics Inc (a)	7,961	35	Seres Therapeutics Inc (a)	2,309	14
Athenex Inc (a)	5,097	60	SIGA Technologies Inc (a)	6,977	47
Athersys Inc (a)	12,194	19	Spero Therapeutics Inc (a)	164	2
Bellicum Pharmaceuticals Inc (a)	3,107	10	Spring Bank Pharmaceuticals Inc (a)	1,545	17
BioDelivery Sciences International Inc (a)	299,346	1,383	Supernus Pharmaceuticals Inc (a)	6,476	247
BioScrip Inc (a)	3,020	11	Sutro Biopharma Inc (a)	575	6
BioSpecifics Technologies Corp (a)	730	47	Synergy Pharmaceuticals Inc (a)	28,172	9
Catalyst Pharmaceuticals Inc (a)	10,915	27	Syros Pharmaceuticals Inc (a)	2,842	17
Clovis Oncology Inc (a)	5,526	140	Teligent Inc/NJ (a)	6,684	11
Coherus Biosciences Inc (a)	116,275	1,565	TG Therapeutics Inc (a)	7,775	32
Collegium Pharmaceutical Inc (a)	3,646	58	TherapeuticsMD Inc (a)	15,727	83
Corbus Pharmaceuticals Holdings Inc (a)	5,632	43	Unum Therapeutics Inc (a)	2,128	9
Corcept Therapeutics Inc (a)	8,841	99	USANA Health Sciences Inc (a)	1,750	205
Corium International Inc (a),(c)	4,418	1	Vanda Pharmaceuticals Inc (a)	5,829	158
Corvus Pharmaceuticals Inc (a)	2,185	9	Vital Therapies Inc (a)	5,083	1
CTI BioPharma Corp (a)	7,427	9	Voyager Therapeutics Inc (a)	2,799	29
Cytokinetics Inc (a)	4,734	33	Xencor Inc (a)	5,236	189
Dermira Inc (a)	4,491	30	Xeris Pharmaceuticals Inc (a)	748	10
Diplomat Pharmacy Inc (a)	5,661	82	Y-mAbs Therapeutics Inc (a)	101,259	2,084
Durect Corp (a)	29,709	18	Zafgen Inc (a)	4,073	18
Eagle Pharmaceuticals Inc/DE (a)	1,192	50	Zogenix Inc (a)	69,822	3,055
Enanta Pharmaceuticals Inc (a)	1,909	152			$68,498
Endo International PLC (a)	1,190	12	Pipelines - 0.07%
Fennec Pharmaceuticals Inc (a)	1,670	11	New Fortress Energy LLC (a)	91,450	1,195
Flexion Therapeutics Inc (a)	3,871	57	NextDecade Corp (a)	1,209	5
G1 Therapeutics Inc (a)	2,556	55			$1,200
Global Blood Therapeutics Inc (a)	64,696	3,100	Private Equity - 0.05%
Gritstone Oncology Inc (a)	626	8	GSV Capital Corp (a)	129,089	731
GW Pharmaceuticals PLC ADR(a)	21,104	3,013	Kennedy-Wilson Holdings Inc	5,658	113
Heron Therapeutics Inc (a)	7,849	211			$844
Heska Corp (a)	803	79	Real Estate - 0.05%
Horizon Pharma Plc (a)	194,986	4,191	Consolidated-Tomoka Land Co	238	15
Immune Design Corp (a)	448	1	Cushman & Wakefield PLC (a)	4,204	72
Insys Therapeutics Inc (a)	3,908	14	HFF Inc	5,118	212

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Real Estate (continued)			Retail (continued)
Marcus & Millichap Inc (a)	2,370	$94	La-Z-Boy Inc	4,023	$119
McGrath RentCorp	3,579	180	Lithia Motors Inc	2,052	183
Newmark Group Inc	12,853	134	Lumber Liquidators Holdings Inc (a)	2,691	32
Redfin Corp (a)	6,997	125	MarineMax Inc (a)	1,506	27
RMR Group Inc/The	919	61	Movado Group Inc	196	6
		$893	National Vision Holdings Inc (a)	256,700	8,153
REITs - 0.45%			Noodles & Co (a)	185,891	1,338
Alexander's Inc	239	80	Ollie's Bargain Outlet Holdings Inc (a)	205,771	16,085
Americold Realty Trust	7,466	219	Papa John's International Inc	923	39
Armada Hoffler Properties Inc	2,286	34	Party City Holdco Inc (a)	640	7
City Office REIT Inc	1,029	12	PetIQ Inc (a)	1,847	56
Clipper Realty Inc	1,784	23	PetMed Express Inc	2,535	60
Easterly Government Properties Inc	1,210	22	Potbelly Corp (a)	3,266	28
EastGroup Properties Inc	4,268	442	PriceSmart Inc	9,963	610
Essential Properties Realty Trust Inc	938	15	RH (a)	2,577	350
First Industrial Realty Trust Inc	4,137	135	RTW RetailWinds Inc (a)	3,100	10
Four Corners Property Trust Inc	6,452	182	Rush Enterprises Inc - Class A	2,680	103
GEO Group Inc/The	2,149	48	Rush Enterprises Inc - Class B	360	14
Industrial Logistics Properties Trust	112,919	2,427	Ruth's Hospitality Group Inc	3,609	83
Monmouth Real Estate Investment Corp	190,796	2,622	Sally Beauty Holdings Inc (a)	6,188	107
National Health Investors Inc	2,401	200	Shake Shack Inc (a)	2,140	102
National Storage Affiliates Trust	1,842	54	Sportsman's Warehouse Holdings Inc (a)	4,765	24
NexPoint Residential Trust Inc	120	4	Tailored Brands Inc	5,918	75
PS Business Parks Inc	1,738	252	Texas Roadhouse Inc	5,870	357
QTS Realty Trust Inc	2,091	88	Tile Shop Holdings Inc	2,600	20
Ryman Hospitality Properties Inc	5,487	441	Tilly's Inc	139,731	1,692
Saul Centers Inc	1,301	69	Urban Outfitters Inc (a)	34,397	1,111
Tanger Factory Outlet Centers Inc	7,957	181	Wingstop Inc	124,080	8,146
UMH Properties Inc	3,274	46	Winmark Corp	292	45
Universal Health Realty Income Trust	1,385	96	Zumiez Inc (a)	761	19
Urban Edge Properties	1,510	31			$112,774
		$7,723	Savings & Loans - 0.36%
Retail - 6.61%			Axos Financial Inc (a)	7,632	232
American Eagle Outfitters Inc	267,628	5,653	BSB Bancorp Inc/MA (a)	381	12
America's Car-Mart Inc/TX (a)	319	22	Entegra Financial Corp (a)	267	6
Asbury Automotive Group Inc (a)	2,859	202	First Financial Northwest Inc	256	4
At Home Group Inc (a)	3,881	86	FS Bancorp Inc	305	15
Beacon Roofing Supply Inc (a)	4,452	162	Greene County Bancorp Inc	375	11
Big Lots Inc	2,324	73	Hingham Institution for Savings	97	18
BJ's Restaurants Inc	3,252	162	HomeTrust Bancshares Inc	763	21
BJ's Wholesale Club Holdings Inc (a)	5,586	147	Malvern Bancorp Inc (a)	238	5
Bloomin' Brands Inc	11,785	217	Meridian Bancorp Inc	912	14
BMC Stock Holdings Inc (a)	3,084	53	OceanFirst Financial Corp	113,871	2,734
Boot Barn Holdings Inc (a)	3,423	80	Pacific Premier Bancorp Inc	98,141	2,920
Brinker International Inc	4,250	172	Southern Missouri Bancorp Inc	144	5
Buckle Inc/The	1,103	19	Waterstone Financial Inc	337	5
Carrols Restaurant Group Inc (a)	356,900	3,080	WSFS Financial Corp	1,600	68
Carvana Co (a)	2,827	105			$6,070
Casey's General Stores Inc	57,581	7,410	Semiconductors - 1.53%
Cheesecake Factory Inc/The	5,738	258	ACM Research Inc (a)	1,303	12
Children's Place Inc/The	52,102	5,041	Aquantia Corp (a)	2,676	23
Chuy's Holdings Inc (a)	77,630	1,763	Brooks Automation Inc	5,999	187
Conn's Inc (a)	1,363	29	Cabot Microelectronics Corp	3,626	369
Cracker Barrel Old Country Store Inc	2,418	404	CEVA Inc (a)	2,453	70
Dave & Buster's Entertainment Inc	5,333	274	Cirrus Logic Inc (a)	1,394	52
Del Taco Restaurants Inc (a)	186,536	1,938	Cohu Inc	2,212	39
Denny's Corp (a)	4,106	73	Cree Inc (a)	129,010	6,506
Dine Brands Global Inc	833	64	Diodes Inc (a)	2,548	86
Duluth Holdings Inc (a)	1,073	26	Entegris Inc	12,334	408
Fiesta Restaurant Group Inc (a)	2,495	37	FormFactor Inc (a)	2,928	44
FirstCash Inc	3,724	307	Inphi Corp (a)	3,904	154
Five Below Inc (a)	185,570	22,961	Integrated Device Technology Inc (a)	15,320	748
Foundation Building Materials Inc (a)	1,447	13	Lattice Semiconductor Corp (a)	14,641	114
Freshpet Inc (a)	406,987	14,640	Marvell Technology Group Ltd	200,011	3,706
GMS Inc (a)	3,619	69	MaxLinear Inc (a)	5,636	111
Habit Restaurants Inc/The (a)	151,680	1,550	Monolithic Power Systems Inc	39,892	5,049
Hudson Ltd (a)	321,693	4,143	Nanometrics Inc (a)	2,822	86
Jack in the Box Inc	31,240	2,529	Power Integrations Inc	2,427	160
Kirkland's Inc (a)	1,079	11	Rudolph Technologies Inc (a)	4,002	87

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Semiconductors (continued)			Software (continued)
Semtech Corp (a)	7,410	$360	Ultimate Software Group Inc/The (a)	26,345	$7,194
Silicon Laboratories Inc (a)	99,643	7,622	Upland Software Inc (a)	1,988	62
Synaptics Inc (a)	1,251	50	Workiva Inc (a)	199,775	8,370
Xperi Corp	869	19	Yext Inc (a)	7,307	114
		$26,062	Zuora Inc (a)	225,522	4,880
Software - 9.81%			Zynga Inc (a)	1,125,737	5,043
ACI Worldwide Inc (a)	9,326	276			$167,379
Allscripts Healthcare Solutions Inc (a)	5,243	62	Storage & Warehousing - 0.01%
Altair Engineering Inc (a)	252,586	8,178	Mobile Mini Inc	3,517	133
Alteryx Inc (a)	4,214	300	Telecommunications - 1.99%
Amber Road Inc (a)	3,737	33	8x8 Inc (a)	8,039	142
Appfolio Inc (a)	31,761	2,011	A10 Networks Inc (a)	6,963	47
Aspen Technology Inc (a)	185,369	17,912	Acacia Communications Inc (a)	303	13
Avid Technology Inc (a)	3,739	18	Aerohive Networks Inc (a)	4,915	19
Benefitfocus Inc (a)	3,688	206	CalAmp Corp (a)	4,206	61
Blackbaud Inc	47,270	3,385	Calix Inc (a)	2,949	32
Blackline Inc (a)	316,352	15,052	Casa Systems Inc (a)	3,346	39
Bottomline Technologies DE Inc (a)	5,922	306	Ciena Corp (a)	363,683	13,853
Box Inc (a)	99,241	2,076	Clearfield Inc (a)	1,589	19
Brightcove Inc (a)	4,450	36	Extreme Networks Inc (a)	14,135	107
Broadridge Financial Solutions Inc	37,609	3,792	GCI Liberty Inc (a)	245,263	12,484
Castlight Health Inc (a)	11,750	35	GTT Communications Inc (a)	3,726	95
Cision Ltd (a)	8,035	100	HC2 Holdings Inc (a)	7,128	24
Cloudera Inc (a)	17,618	238	InterDigital Inc	2,260	165
CommVault Systems Inc (a)	3,426	226	Loral Space & Communications Inc (a)	1,448	52
Computer Programs & Systems Inc	968	25	NETGEAR Inc (a)	1,730	69
Cornerstone OnDemand Inc (a)	7,289	418	Ooma Inc (a)	2,416	36
Coupa Software Inc (a)	27,866	2,423	ORBCOMM Inc (a)	8,511	69
CSG Systems International Inc	2,332	84	Plantronics Inc	2,919	113
Domo Inc (a)	890	24	Quantenna Communications Inc (a)	22,237	332
Donnelley Financial Solutions Inc (a)	2,241	33	RigNet Inc (a)	464	6
Ebix Inc	2,136	122	Shenandoah Telecommunications Co	6,315	301
eGain Corp (a)	2,938	21	Viavi Solutions Inc (a)	6,994	78
Envestnet Inc (a)	28,524	1,548	Vonage Holdings Corp (a)	633,786	5,773
Everbridge Inc (a)	4,006	248			$33,929
Evolent Health Inc (a)	3,779	67	Textiles - 0.00%
Fair Isaac Corp (a)	34,618	7,796	UniFirst Corp/MA	487	67
Five9 Inc (a)	127,931	6,541	Toys, Games & Hobbies - 0.00%
Glu Mobile Inc (a)	384,248	3,742	Funko Inc (a)	1,317	23
Guidewire Software Inc (a)	145,595	12,620
HubSpot Inc (a)	67,958	10,758	Transportation - 1.59%
Immersion Corp (a)	4,049	38	Air Transport Services Group Inc (a)	142,500	3,384
Inovalon Holdings Inc (a)	5,914	84	ArcBest Corp	1,507	57
Instructure Inc (a)	110,633	4,373	CryoPort Inc (a)	3,842	40
j2 Global Inc	4,015	302	Echo Global Logistics Inc (a)	3,324	79
LivePerson Inc (a)	5,111	120	Forward Air Corp	3,981	233
Majesco (a)	1,586	13	Heartland Express Inc	5,377	108
Medidata Solutions Inc (a)	7,039	499	Hub Group Inc (a)	3,443	153
MINDBODY Inc (a)	3,858	141	Knight-Swift Transportation Holdings Inc	447,864	14,219
MobileIron Inc (a)	10,661	52	Marten Transport Ltd	2,518	49
Model N Inc (a)	160,189	2,324	Matson Inc	3,364	113
Monotype Imaging Holdings Inc	2,342	39	PAM Transportation Services Inc (a)	356	18
New Relic Inc (a)	120,102	12,209	Saia Inc (a)	129,086	7,741
NextGen Healthcare Inc (a)	5,773	102	Universal Logistics Holdings Inc	1,376	28
Omnicell Inc (a)	4,945	322	US Xpress Enterprises Inc (a)	110,994	819
Park City Group Inc (a)	1,834	16	USA Truck Inc (a)	1,211	22
PDF Solutions Inc (a)	434	5	Werner Enterprises Inc	3,586	118
Pluralsight Inc (a)	90,532	2,714	YRC Worldwide Inc (a)	1,413	9
Progress Software Corp	3,832	139			$27,190
PROS Holdings Inc (a)	2,738	95	Trucking & Leasing - 0.00%
QAD Inc	1,272	54	General Finance Corp (a)	1,225	12
SailPoint Technologies Holding Inc (a)	451,362	12,887	Willis Lease Finance Corp (a)	224	8
SecureWorks Corp (a)	462	11			$20
SendGrid Inc (a)	4,499	243	Water - 0.03%
Simulations Plus Inc	1,621	31	American States Water Co	2,931	199
SPS Commerce Inc (a)	2,664	236	California Water Service Group	319	16
SVMK Inc (a)	137,474	1,788	Global Water Resources Inc	1,388	13
Tabula Rasa HealthCare Inc (a)	35,727	2,154	Middlesex Water Co	1,641	92
Telenav Inc (a)	2,833	13	SJW Group	943	57

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)			(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Water (continued)					information.
York Water Co/The	1,504	$49		(e)	Affiliated Security. Security is either an affiliate (and registered under the
		$426			Investment Company Act of 1940) or an affiliate as defined by the Investment
TOTAL COMMON STOCKS		$1,647,753			Company Act of 1940 (controls 5.0% or more of the outstanding voting
INVESTMENT COMPANIES - 3.66%	Shares Held Value (000's)				shares of the security). Please see affiliated sub-schedule for transactional
Money Market Funds - 3.56%					information.
Principal Government Money Market Fund	60,820,892	60,821		(f)	Current yield shown is as of period end.
2.32%(e),(f)
Principal Exchange-Traded Funds - 0.10%					Portfolio Summary (unaudited)
Principal Healthcare Innovators Index ETF (e)	12,480	409		Sector					Percent
Principal U.S. Small-Cap Multi-Factor Index	40,457	1,234		Consumer, Non-cyclical					29.85%
ETF (e)				Technology					17.81%
		$1,643		Industrial					16.27%
TOTAL INVESTMENT COMPANIES		$62,464		Consumer, Cyclical					13.65%
PREFERRED STOCKS - 0.00%	Shares Held Value (000's)			Communications					8.56%
Investment Companies - 0.00%				Financial					7.39%
Steel Partners Holdings LP 6.00%, 02/07/2026	820	$18		Investment Companies					3.56%
TOTAL PREFERRED STOCKS		$18		Basic Materials					1.81%
Total Investments	$1,710,235			Energy					1.18%
Other Assets and Liabilities - (0.22)%		(3,714)		Domestic Equity Funds					0.10%
TOTAL NET ASSETS - 100.00%	$1,706,521			Utilities					0.04%
				Other Assets and Liabilities					(0.22)%

(a) Non-income producing security				TOTAL NET ASSETS					100.00%
(b)		The value of these investments was determined using significant unobservable inputs.
(c)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $15 or 0.00% of net assets.

Affiliated Securities	October 31, 2018				Purchases		Sales	January 31, 2019
	Value				Cost	Proceeds		Value
Principal Government Money Market Fund 2.32%		$41,265			$177,235		$157,679		$60,821
Principal Healthcare Innovators Index ETF				—	383		—		409
Principal U.S. Small-Cap Multi-Factor Index ETF				—	1,270		—		1,234
		$41,265			$178,888		$157,679		$62,464

		Realized Gain/Loss				Realized Gain from		Change in Unrealized
		Income		on Investments	Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund 2.32%		$246	$	— $			— $		—
Principal Healthcare Innovators Index ETF		—		—			—		26
Principal U.S. Small-Cap Multi-Factor Index ETF		5		—			—		(36)
		$251	$	— $			— $		(10)
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date				Cost		Value	Percent of Net Assets
A. Schulman Inc.		08/22/2018				$11		$11	0.00%
Total								$11	0.00%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type			Contracts			Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2019	Long	110			$8,251				$160
Total									$160

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2019 (unaudited)

COMMON STOCKS - 96.38%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.91%			Banks (continued)
AAR Corp	56,157	$2,116	OFG Bancorp	75,134	$1,456
Aerojet Rocketdyne Holdings Inc (a)	124,136	4,900	Old National Bancorp/IN	259,532	4,189
Aerovironment Inc (a)	36,698	2,850	Opus Bank	37,283	779
Barnes Group Inc	81,341	4,806	Preferred Bank/Los Angeles CA	24,032	1,119
Kaman Corp	48,181	2,848	S&T Bancorp Inc	60,325	2,318
Moog Inc	56,000	5,010	Seacoast Banking Corp of Florida (a)	88,351	2,431
National Presto Industries Inc	8,660	1,036	ServisFirst Bancshares Inc	78,978	2,666
Triumph Group Inc	85,878	1,533	Simmons First National Corp	159,454	3,945
		$25,099	Southside Bancshares Inc	56,954	1,879
Agriculture - 0.31%			Tompkins Financial Corp	21,325	1,568
Andersons Inc/The	45,354	1,589	Triumph Bancorp Inc (a)	41,664	1,269
Universal Corp/VA	43,027	2,483	TrustCo Bank Corp NY	166,567	1,293
		$4,072	United Community Banks Inc/GA	136,493	3,511
Airlines - 0.77%			Veritex Holdings Inc	77,568	2,052
Allegiant Travel Co	21,999	2,860	Walker & Dunlop Inc	49,527	2,381
Hawaiian Holdings Inc	85,134	2,726	Westamerica Bancorporation	46,057	2,886
SkyWest Inc	89,429	4,556			$116,855
		$10,142	Beverages - 0.25%
Apparel - 1.23%			Coca-Cola Consolidated Inc	7,998	1,726
Crocs Inc (a)	115,115	3,306	MGP Ingredients Inc	21,785	1,564
Oxford Industries Inc	29,210	2,237			$3,290
Steven Madden Ltd	137,144	4,478	Biotechnology - 1.93%
Unifi Inc (a)	25,026	535	Acorda Therapeutics Inc (a)	68,022	1,131
Wolverine World Wide Inc	163,434	5,608	AMAG Pharmaceuticals Inc (a)	59,514	974
		$16,164	ANI Pharmaceuticals Inc (a)	14,290	768
Automobile Manufacturers - 0.10%			Cambrex Corp (a)	57,832	2,524
Wabash National Corp	96,561	1,346	Emergent BioSolutions Inc (a)	77,256	4,820
Automobile Parts & Equipment - 1.32%			Innoviva Inc (a)	116,659	1,995
American Axle & Manufacturing Holdings Inc (a)	192,490	2,845	Medicines Co/The (a)	113,281	2,618
Cooper Tire & Rubber Co	86,284	3,037	Myriad Genetics Inc (a)	128,833	3,632
Cooper-Standard Holdings Inc (a)	28,487	2,178	NeoGenomics Inc (a)	160,090	2,661
Garrett Motion Inc (a)	127,550	2,037	REGENXBIO Inc (a)	51,879	2,281
Gentherm Inc (a)	60,123	2,559	Spectrum Pharmaceuticals Inc (a)	175,025	1,960
Methode Electronics Inc	63,737	1,641			$25,364
Motorcar Parts of America Inc (a)	32,592	652	Building Materials - 2.27%
Standard Motor Products Inc	34,790	1,710	AAON Inc	70,023	2,587
Superior Industries International Inc	39,659	204	American Woodmark Corp (a)	26,478	1,852
Titan International Inc	86,731	488	Apogee Enterprises Inc	48,565	1,655
		$17,351	Boise Cascade Co	67,049	1,842
Banks - 8.91%			Gibraltar Industries Inc (a)	55,256	1,970
Ameris Bancorp	68,760	2,609	Griffon Corp	58,244	927
Banner Corp	54,307	2,962	Patrick Industries Inc (a)	39,302	1,568
Central Pacific Financial Corp	50,271	1,439	PGT Innovations Inc (a)	99,846	1,661
City Holding Co	28,667	2,055	Simpson Manufacturing Co Inc	71,293	4,376
Columbia Banking System Inc	126,242	4,639	Trex Co Inc (a)	101,247	7,063
Community Bank System Inc	88,206	5,288	Universal Forest Products Inc	106,248	3,274
Customers Bancorp Inc (a)	50,209	988	US Concrete Inc (a)	27,535	980
CVB Financial Corp	176,535	3,868			$29,755
Eagle Bancorp Inc (a)	54,457	2,989	Chemicals - 2.92%
Fidelity Southern Corp	38,064	1,159	A. Schulman Inc. (a),(b),(c)	48,796	93
First BanCorp/Puerto Rico	374,360	3,987	AdvanSix Inc (a)	51,359	1,625
First Commonwealth Financial Corp	171,331	2,330	American Vanguard Corp	45,976	805
First Financial Bancorp	168,719	4,442	Balchem Corp	55,571	4,613
First Financial Bankshares Inc	116,701	7,130	Hawkins Inc	16,627	690
First Midwest Bancorp Inc/IL	183,324	4,037	HB Fuller Co	87,361	4,315
Flagstar Bancorp Inc	50,646	1,562	Ingevity Corp (a)	72,324	6,803
Franklin Financial Network Inc	21,026	670	Innophos Holdings Inc	33,803	1,011
Glacier Bancorp Inc	145,652	6,144	Innospec Inc	42,088	2,958
Great Western Bancorp Inc	99,373	3,507	Koppers Holdings Inc (a)	35,341	805
Hanmi Financial Corp	54,765	1,201	Kraton Corp (a)	55,069	1,553
Heritage Financial Corp/WA	57,187	1,772	Quaker Chemical Corp	22,977	4,698
HomeStreet Inc (a)	46,513	1,138	Rayonier Advanced Materials Inc	87,991	1,274
Hope Bancorp Inc	210,820	3,017	Rogers Corp (a)	31,688	4,022
Independent Bank Corp/Rockland MA	48,388	3,860	Stepan Co	34,921	3,071
LegacyTexas Financial Group Inc	77,736	3,097			$38,336
Meta Financial Group Inc	47,535	1,119	Coal - 0.23%
National Bank Holdings Corp	44,539	1,424	CONSOL Energy Inc (a)	47,869	1,701
NBT Bancorp Inc	75,249	2,680	SunCoke Energy Inc	111,577	1,254
					$2,955

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services - 4.92%			Diversified Financial Services - 1.83%
ABM Industries Inc	113,479	$3,880	Blucora Inc (a)	82,664	$2,439
American Public Education Inc (a)	28,299	837	Boston Private Financial Holdings Inc	145,403	1,687
AMN Healthcare Services Inc (a)	80,766	5,233	Encore Capital Group Inc (a)	44,127	1,303
Arlo Technologies Inc (a)	127,721	918	Enova International Inc (a)	59,064	1,361
Cardtronics PLC (a)	64,357	1,742	Granite Point Mortgage Trust Inc	74,885	1,462
Care.com Inc (a)	44,852	1,066	Greenhill & Co Inc	30,038	753
Career Education Corp (a)	120,215	1,552	INTL. FCStone Inc (a)	27,368	1,046
CorVel Corp (a)	15,831	989	Investment Technology Group Inc	56,991	1,724
Cross Country Healthcare Inc (a)	62,470	602	Piper Jaffray Cos	25,551	1,764
EVERTEC Inc	104,041	2,879	PRA Group Inc (a)	78,068	2,304
Forrester Research Inc	17,625	792	Virtus Investment Partners Inc	12,317	1,108
FTI Consulting Inc (a)	66,150	4,519	Waddell & Reed Financial Inc	134,964	2,311
Heidrick & Struggles International Inc	32,671	1,080	WageWorks Inc (a)	68,304	2,155
HMS Holdings Corp (a)	144,592	4,336	WisdomTree Investments Inc	200,427	1,343
Kelly Services Inc	53,735	1,204	World Acceptance Corp (a)	11,560	1,199
Korn Ferry	97,666	4,454			$23,959
LSC Communications Inc	57,419	455	Electric - 0.64%
Matthews International Corp	55,270	2,459	Avista Corp	113,196	4,737
Medifast Inc	20,618	2,623	El Paso Electric Co	70,122	3,683
Monro Inc	56,844	4,073			$8,420
Navigant Consulting Inc	73,395	1,902	Electrical Components & Equipment - 0.32%
Nutrisystem Inc	50,704	2,201	Encore Wire Corp	35,979	1,940
Rent-A-Center Inc/TX (a)	76,542	1,339	Insteel Industries Inc	31,468	695
Resources Connection Inc	51,096	854	Powell Industries Inc	15,021	419
RR Donnelley & Sons Co	121,295	619	Vicor Corp (a)	27,903	1,099
Strategic Education Inc	37,410	4,093			$4,153
Team Inc (a)	51,823	743	Electronics - 3.72%
Travelport Worldwide Ltd	226,116	3,541	Advanced Energy Industries Inc (a)	66,327	3,402
TrueBlue Inc (a)	69,766	1,702	Alarm.com Holdings Inc (a)	60,386	3,800
Viad Corp	35,052	1,847	Applied Optoelectronics Inc (a)	32,412	563
		$64,534	Badger Meter Inc	50,168	2,648
Computers - 2.66%			Bel Fuse Inc	17,356	401
3D Systems Corp (a)	196,762	2,511	Benchmark Electronics Inc	75,327	1,915
Agilysys Inc (a)	30,408	538	Brady Corp	84,330	3,770
Cray Inc (a)	70,372	1,544	Comtech Telecommunications Corp	41,196	1,029
Cubic Corp	49,226	3,164	Control4 Corp (a)	46,024	915
Diebold Nixdorf Inc	131,180	558	Electro Scientific Industries Inc (a)	59,133	1,774
Electronics For Imaging Inc (a)	75,706	1,999	FARO Technologies Inc (a)	29,731	1,264
ExlService Holdings Inc (a)	59,034	3,394	II-VI Inc (a)	102,995	3,910
Insight Enterprises Inc (a)	61,140	2,808	Itron Inc (a)	57,735	3,154
Mercury Systems Inc (a)	83,408	4,890	KEMET Corp	98,990	1,754
MTS Systems Corp	30,794	1,542	Knowles Corp (a)	155,444	2,425
OneSpan Inc (a)	54,109	789	OSI Systems Inc (a)	29,092	2,609
Qualys Inc (a)	58,359	5,050	Park Electrochemical Corp	33,195	756
Sykes Enterprises Inc (a)	68,562	1,890	Plexus Corp (a)	54,224	3,043
TTEC Holdings Inc	23,880	798	Sanmina Corp (a)	117,637	3,673
Unisys Corp (a)	87,928	1,150	SMART Global Holdings Inc (a)	21,425	532
Virtusa Corp (a)	47,422	2,301	TTM Technologies Inc (a)	159,008	1,825
		$34,926	Watts Water Technologies Inc	47,847	3,582
Consumer Products - 0.65%					$48,744
Central Garden & Pet Co (a)	17,787	698	Energy - Alternate Sources - 0.58%
Central Garden & Pet Co - A Shares (a)	70,541	2,513	FutureFuel Corp	44,474	814
Quanex Building Products Corp	60,598	948	Green Plains Inc	67,085	953
WD-40 Co	23,852	4,335	Renewable Energy Group Inc (a)	64,277	1,858
		$8,494	REX American Resources Corp (a)	9,813	716
Cosmetics & Personal Care - 0.29%			SolarEdge Technologies Inc (a)	74,111	3,245
Avon Products Inc (a)	762,296	1,784			$7,586
Inter Parfums Inc	29,697	1,973	Engineering & Construction - 1.17%
		$3,757	Aegion Corp (a)	55,685	1,011
Distribution & Wholesale - 1.26%			Arcosa Inc	84,037	2,473
Anixter International Inc (a)	49,620	3,012	Comfort Systems USA Inc	64,019	3,071
Core-Mark Holding Co Inc	78,760	2,196	Exponent Inc	89,630	4,478
Dorman Products Inc (a)	50,113	4,307	MYR Group Inc (a)	28,543	870
Essendant Inc	56,535	722	Orion Group Holdings Inc (a)	49,917	210
Fossil Group Inc (a)	78,407	1,330	TopBuild Corp (a)	60,978	3,220
G-III Apparel Group Ltd (a)	72,294	2,521			$15,333
ScanSource Inc (a)	44,128	1,691	Entertainment - 0.07%
Veritiv Corp (a)	21,846	746	Monarch Casino & Resort Inc (a)	20,351	880
		$16,525

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Environmental Control - 0.59%			Home Builders - 1.41%
Tetra Tech Inc	95,392	$5,265	Cavco Industries Inc (a)	14,737	$2,451
US Ecology Inc	37,980	2,418	Installed Building Products Inc (a)	37,666	1,586
		$7,683	LCI Industries	43,456	3,582
Food - 1.77%			LGI Homes Inc (a)	32,100	1,904
B&G Foods Inc	113,619	3,029	M/I Homes Inc (a)	48,121	1,275
Calavo Growers Inc	26,943	2,192	MDC Holdings Inc	78,049	2,570
Cal-Maine Foods Inc	52,113	2,198	Meritage Homes Corp (a)	64,740	2,918
Chefs' Warehouse Inc/The (a)	39,768	1,277	William Lyon Homes (a)	56,761	753
Darling Ingredients Inc (a)	283,746	6,035	Winnebago Industries Inc	50,003	1,430
Dean Foods Co	157,506	657			$18,469
J&J Snack Foods Corp	25,879	3,995	Home Furnishings - 0.64%
John B Sanfilippo & Son Inc	15,074	1,029	Daktronics Inc	68,029	512
Seneca Foods Corp - Class A (a)	11,572	331	Ethan Allen Interiors Inc	42,580	808
SpartanNash Co	61,933	1,285	iRobot Corp (a)	47,711	4,284
United Natural Foods Inc (a)	87,565	1,147	Sleep Number Corp (a)	57,240	2,061
		$23,175	Universal Electronics Inc (a)	23,792	670
Forest Products & Paper - 0.51%					$8,335
Clearwater Paper Corp (a)	28,366	957	Insurance - 3.66%
Mercer International Inc	74,485	1,100	Ambac Financial Group Inc (a)	78,125	1,478
Neenah Inc	29,066	2,025	American Equity Investment Life Holding Co	155,683	4,876
PH Glatfelter Co	75,447	964	AMERISAFE Inc	33,207	1,973
Schweitzer-Mauduit International Inc	53,019	1,700	eHealth Inc (a)	31,559	1,930
		$6,746	Employers Holdings Inc	56,522	2,395
Gas - 1.13%			HCI Group Inc	12,492	592
Northwest Natural Holding Co	49,705	3,112	Horace Mann Educators Corp	70,552	2,938
South Jersey Industries Inc	158,976	4,734	James River Group Holdings Ltd	51,616	1,991
Spire Inc	87,327	6,931	Maiden Holdings Ltd	118,634	153
		$14,777	Navigators Group Inc/The	40,025	2,794
Hand & Machine Tools - 0.24%			NMI Holdings Inc (a)	114,254	2,514
Franklin Electric Co Inc	66,860	3,195	ProAssurance Corp	92,428	3,943
Healthcare - Products - 3.00%			RLI Corp	67,459	4,453
AngioDynamics Inc (a)	63,970	1,350	Safety Insurance Group Inc	25,026	2,060
BioTelemetry Inc (a)	57,389	4,122	Selective Insurance Group Inc	101,480	6,182
CONMED Corp	44,595	3,137	Stewart Information Services Corp	40,911	1,819
CryoLife Inc (a)	58,608	1,636	Third Point Reinsurance Ltd (a)	128,200	1,347
Cutera Inc (a)	23,960	344	United Fire Group Inc	36,724	1,910
Integer Holdings Corp (a)	51,339	4,158	United Insurance Holdings Corp	37,036	604
Invacare Corp	57,204	294	Universal Insurance Holdings Inc	55,391	2,089
Lantheus Holdings Inc (a)	66,284	1,115			$48,041
LeMaitre Vascular Inc	27,333	652	Internet - 1.73%
Luminex Corp	71,445	1,992	Cogent Communications Holdings Inc	72,074	3,492
Meridian Bioscience Inc	73,070	1,198	ePlus Inc (a)	23,618	1,871
Merit Medical Systems Inc (a)	94,492	5,342	HealthStream Inc	44,006	1,107
Natus Medical Inc (a)	58,213	1,964	Liquidity Services Inc (a)	45,601	382
OraSure Technologies Inc (a)	105,547	1,356	New Media Investment Group Inc	93,516	1,278
Orthofix Medical Inc (a)	32,605	1,764	NIC Inc	114,715	1,881
Repligen Corp (a)	67,266	3,835	Perficient Inc (a)	57,181	1,459
Surmodics Inc (a)	23,088	1,322	QuinStreet Inc (a)	66,252	1,262
Tactile Systems Technology Inc (a)	28,968	1,929	Shutterfly Inc (a)	57,908	2,662
Varex Imaging Corp (a)	65,688	1,871	Shutterstock Inc	32,000	1,280
		$39,381	Stamps.com Inc (a)	29,323	5,456
Healthcare - Services - 2.37%			TechTarget Inc (a)	38,121	553
Addus HomeCare Corp (a)	17,379	1,045			$22,683
Amedisys Inc (a)	50,006	6,559	Iron & Steel - 0.12%
Community Health Systems Inc (a)	200,386	789	AK Steel Holding Corp (a)	543,757	1,604
Ensign Group Inc/The	84,749	3,692	Leisure Products & Services - 0.59%
LHC Group Inc (a)	50,280	5,316	Callaway Golf Co	153,079	2,494
Magellan Health Inc (a)	41,798	2,724	Fox Factory Holding Corp (a)	65,462	3,884
Medpace Holdings Inc (a)	44,654	2,876	Nautilus Inc (a)	51,331	385
Providence Service Corp/The (a)	18,985	1,218	Vista Outdoor Inc (a)	99,221	990
Quorum Health Corp (a)	44,007	129			$7,753
Select Medical Holdings Corp (a)	186,569	2,914	Lodging - 0.41%
Tivity Health Inc (a)	70,577	1,571	Belmond Ltd (a)	154,405	3,848
US Physical Therapy Inc	21,859	2,315	Marcus Corp/The	34,442	1,535
		$31,148			$5,383
			Machinery - Construction & Mining - 0.11%
			Astec Industries Inc	39,287	1,454

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Machinery - Diversified - 1.79%			Oil & Gas Services - 1.40%
Alamo Group Inc	16,582	$1,428	Archrock Inc	222,881	$2,104
Albany International Corp	49,974	3,431	Bristow Group Inc (a)	61,688	203
Applied Industrial Technologies Inc	66,784	3,941	C&J Energy Services Inc (a)	107,899	1,734
Briggs & Stratton Corp	73,046	941	CARBO Ceramics Inc (a)	36,804	148
Chart Industries Inc (a)	53,772	4,017	Era Group Inc (a)	35,251	332
DXP Enterprises Inc/TX (a)	27,552	907	Exterran Corp (a)	54,201	941
Ichor Holdings Ltd (a)	39,382	810	Geospace Technologies Corp (a)	23,437	352
Lindsay Corp	18,537	1,592	Gulf Island Fabrication Inc (a)	23,652	225
SPX Corp (a)	74,775	2,225	Helix Energy Solutions Group Inc (a)	239,986	1,639
SPX FLOW Inc (a)	73,327	2,403	KLX Energy Services Holdings Inc (a)	38,535	1,004
Tennant Co	31,233	1,834	Matrix Service Co (a)	46,651	1,001
		$23,529	Newpark Resources Inc (a)	156,484	1,300
Media - 0.46%			Oil States International Inc (a)	103,358	1,780
EW Scripps Co/The	97,135	1,824	Pioneer Energy Services Corp (a)	134,760	199
Gannett Co Inc	194,915	2,161	ProPetro Holding Corp (a)	126,726	2,071
Scholastic Corp	47,820	1,994	Superior Energy Services Inc (a)	266,293	1,041
		$5,979	TETRA Technologies Inc (a)	216,629	461
Metal Fabrication & Hardware - 0.51%			US Silica Holdings Inc	133,570	1,801
AZZ Inc	44,890	2,009			$18,336
CIRCOR International Inc (a)	34,196	945	Packaging & Containers - 0.09%
Mueller Industries Inc	99,379	2,575	Multi-Color Corp	24,042	1,119
Olympic Steel Inc	15,742	303	Pharmaceuticals - 2.38%
TimkenSteel Corp (a)	67,601	861	Akorn Inc (a)	162,190	610
		$6,693	Amphastar Pharmaceuticals Inc (a)	59,579	1,356
Mining - 0.40%			Anika Therapeutics Inc (a)	24,490	930
Century Aluminum Co (a)	84,566	778	Assertio Therapeutics Inc (a)	110,182	491
Kaiser Aluminum Corp	28,438	2,855	Corcept Therapeutics Inc (a)	181,079	2,025
Materion Corp	34,885	1,637	Cytokinetics Inc (a)	94,280	663
		$5,270	Diplomat Pharmacy Inc (a)	97,537	1,414
Miscellaneous Manufacturers - 3.46%			Eagle Pharmaceuticals Inc/DE (a)	18,953	801
Actuant Corp	105,228	2,409	Enanta Pharmaceuticals Inc (a)	27,112	2,154
Axon Enterprise Inc (a)	100,722	5,138	Endo International PLC (a)	344,076	3,355
EnPro Industries Inc	35,739	2,361	Heska Corp (a)	11,769	1,160
ESCO Technologies Inc	44,651	2,907	Lannett Co Inc (a)	58,399	436
Fabrinet (a)	63,472	3,608	Momenta Pharmaceuticals Inc (a)	165,430	1,962
Federal Signal Corp	103,812	2,282	Neogen Corp (a)	89,600	5,458
Harsco Corp (a)	138,400	2,948	Owens & Minor Inc	107,306	812
Haynes International Inc	21,548	707	Phibro Animal Health Corp	34,826	1,087
Hillenbrand Inc	107,439	4,555	Progenics Pharmaceuticals Inc (a)	145,688	645
John Bean Technologies Corp	54,468	4,327	Supernus Pharmaceuticals Inc (a)	90,051	3,434
LSB Industries Inc (a)	35,005	261	Vanda Pharmaceuticals Inc (a)	90,385	2,452
Lydall Inc (a)	29,996	795			$31,245
Myers Industries Inc	60,920	990	Real Estate - 0.49%
Proto Labs Inc (a)	46,648	5,791	HFF Inc	67,408	2,792
Raven Industries Inc	61,961	2,292	Marcus & Millichap Inc (a)	36,633	1,450
Standex International Corp	22,107	1,649	RE/MAX Holdings Inc	30,580	1,276
Sturm Ruger & Co Inc	30,084	1,639	Whitestone REIT	68,538	972
Tredegar Corp	44,022	718			$6,490
		$45,377	REITs - 7.34%
Office Furnishings - 0.13%			Acadia Realty Trust	140,536	4,038
Interface Inc	102,567	1,683	Agree Realty Corp	59,422	3,924
Oil & Gas - 1.59%			American Assets Trust Inc	65,100	2,795
Bonanza Creek Energy Inc (a)	32,216	743	Apollo Commercial Real Estate Finance Inc	193,757	3,526
Carrizo Oil & Gas Inc (a)	146,841	1,803	Armada Hoffler Properties Inc	85,521	1,285
Denbury Resources Inc (a)	793,642	1,611	ARMOUR Residential REIT Inc	83,280	1,751
Gulfport Energy Corp (a)	271,764	2,280	Capstead Mortgage Corp	156,692	1,155
HighPoint Resources Corp (a)	190,369	533	CareTrust REIT Inc	144,553	3,177
Laredo Petroleum Inc (a)	261,975	995	CBL & Associates Properties Inc	297,551	741
Nabors Industries Ltd	561,078	1,661	Cedar Realty Trust Inc	152,040	531
Noble Corp PLC (a)	425,287	1,403	Chatham Lodging Trust	80,158	1,620
Par Pacific Holdings Inc (a)	48,220	784	Chesapeake Lodging Trust	104,073	2,964
PDC Energy Inc (a)	113,872	3,709	Community Healthcare Trust Inc	30,341	1,002
Penn Virginia Corp (a)	23,118	1,213	DiamondRock Hospitality Co	358,299	3,640
Ring Energy Inc (a)	98,067	577	Easterly Government Properties Inc	104,806	1,882
SRC Energy Inc (a)	418,062	2,057	EastGroup Properties Inc	62,107	6,426
Unit Corp (a)	93,156	1,487	Four Corners Property Trust Inc	116,758	3,297
		$20,856	Franklin Street Properties Corp	184,785	1,371
			Getty Realty Corp	57,974	1,859
			Global Net Lease Inc	131,091	2,542

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Retail (continued)
Hersha Hospitality Trust	62,502	$1,158	Wingstop Inc	50,484	$3,314
Independence Realty Trust Inc	153,233	1,601	Zumiez Inc (a)	32,557	827
Invesco Mortgage Capital Inc	192,406	3,098			$72,677
iStar Inc	117,160	1,124	Savings & Loans - 1.47%
Kite Realty Group Trust	144,261	2,399	Axos Financial Inc (a)	95,282	2,893
Lexington Realty Trust	362,372	3,482	Banc of California Inc	73,491	1,071
LTC Properties Inc	68,338	3,242	Berkshire Hills Bancorp Inc	69,655	1,898
National Storage Affiliates Trust	97,485	2,837	Brookline Bancorp Inc	138,702	2,062
New York Mortgage Trust Inc	289,805	1,820	Dime Community Bancshares Inc	53,384	1,053
Office Properties Income Trust	82,610	2,646	Northfield Bancorp Inc	81,106	1,161
Pennsylvania Real Estate Investment Trust	110,500	814	Northwest Bancshares Inc	178,013	3,140
PennyMac Mortgage Investment Trust	105,033	2,126	Oritani Financial Corp	66,637	1,124
PS Business Parks Inc	34,401	4,995	Pacific Premier Bancorp Inc	77,512	2,306
Redwood Trust Inc	160,157	2,583	Provident Financial Services Inc	105,948	2,618
Retail Opportunity Investments Corp	196,424	3,451			$19,326
RPT Realty	138,123	1,808	Semiconductors - 3.14%
Saul Centers Inc	19,862	1,052	Axcelis Technologies Inc (a)	55,853	1,163
Summit Hotel Properties Inc	180,529	2,017	Brooks Automation Inc	123,688	3,850
Universal Health Realty Income Trust	21,792	1,519	Cabot Microelectronics Corp	49,376	5,031
Urstadt Biddle Properties Inc	51,376	1,100	CEVA Inc (a)	37,743	1,073
Washington Prime Group Inc	320,652	1,821	Cohu Inc	70,136	1,230
		$96,219	CTS Corp	57,017	1,618
Retail - 5.54%			Diodes Inc (a)	68,369	2,299
Abercrombie & Fitch Co	113,464	2,459	DSP Group Inc (a)	33,277	421
Asbury Automotive Group Inc (a)	33,780	2,387	FormFactor Inc (a)	127,696	1,918
Ascena Retail Group Inc (a)	299,405	734	Kopin Corp (a)	105,623	146
Barnes & Noble Education Inc (a)	63,108	361	Kulicke & Soffa Industries Inc	115,755	2,608
Barnes & Noble Inc	98,350	593	MaxLinear Inc (a)	108,147	2,122
BJ's Restaurants Inc	36,691	1,828	Nanometrics Inc (a)	41,730	1,277
Buckle Inc/The	48,992	851	Photronics Inc (a)	117,849	1,260
Caleres Inc	74,442	2,221	Power Integrations Inc	50,542	3,336
Cato Corp/The	39,368	585	Rambus Inc (a)	186,974	1,686
Chico's FAS Inc	216,672	1,257	Rudolph Technologies Inc (a)	54,973	1,194
Children's Place Inc/The	27,907	2,700	Semtech Corp (a)	113,406	5,507
Chuy's Holdings Inc (a)	29,209	664	Ultra Clean Holdings Inc (a)	67,230	797
Dave & Buster's Entertainment Inc	66,916	3,443	Veeco Instruments Inc (a)	82,360	808
Dine Brands Global Inc	30,522	2,328	Xperi Corp	83,437	1,788
DSW Inc	117,538	3,203			$41,132
El Pollo Loco Holdings Inc (a)	38,373	633	Software - 2.53%
Express Inc (a)	126,454	670	Bottomline Technologies DE Inc (a)	63,072	3,258
EZCORP Inc (a)	88,945	829	Computer Programs & Systems Inc	20,629	541
Fiesta Restaurant Group Inc (a)	40,395	600	CSG Systems International Inc	57,433	2,079
FirstCash Inc	75,534	6,226	Donnelley Financial Solutions Inc (a)	58,762	860
GameStop Corp	175,680	1,992	Ebix Inc	38,798	2,216
Genesco Inc (a)	34,797	1,572	LivePerson Inc (a)	100,539	2,360
Group 1 Automotive Inc	31,389	1,916	ManTech International Corp/VA	45,741	2,578
Guess? Inc	97,755	1,907	MicroStrategy Inc (a)	16,253	2,062
Haverty Furniture Cos Inc	32,703	666	Monotype Imaging Holdings Inc	71,588	1,188
Hibbett Sports Inc (a)	31,977	523	NextGen Healthcare Inc (a)	82,464	1,458
JC Penney Co Inc (a)	543,511	717	Omnicell Inc (a)	68,285	4,447
Kirkland's Inc (a)	25,605	262	PDF Solutions Inc (a)	47,831	503
La-Z-Boy Inc	80,704	2,390	Progress Software Corp	77,380	2,804
Lithia Motors Inc	38,824	3,453	SPS Commerce Inc (a)	30,441	2,699
Lumber Liquidators Holdings Inc (a)	49,319	593	Tabula Rasa HealthCare Inc (a)	29,272	1,765
MarineMax Inc (a)	39,386	700	TiVo Corp	213,557	2,377
Movado Group Inc	28,432	908			$33,195
Office Depot Inc	942,960	2,782	Storage & Warehousing - 0.22%
PetMed Express Inc	35,627	844	Mobile Mini Inc	77,015	2,910
Red Robin Gourmet Burgers Inc (a)	22,365	715
Regis Corp (a)	57,291	1,068	Telecommunications - 2.28%
RH (a)	32,174	4,372	8x8 Inc (a)	164,348	2,894
Ruth's Hospitality Group Inc	49,375	1,141	ADTRAN Inc	82,113	1,197
Shake Shack Inc (a)	44,539	2,127	ATN International Inc	18,707	1,395
Shoe Carnival Inc	17,288	638	CalAmp Corp (a)	59,902	863
Sonic Automotive Inc	40,763	624	Cincinnati Bell Inc (a)	86,448	721
Tailored Brands Inc	86,014	1,086	Consolidated Communications Holdings Inc	122,783	1,311
Tile Shop Holdings Inc	67,279	511	Digi International Inc (a)	47,334	562
Vera Bradley Inc (a)	37,167	333	Extreme Networks Inc (a)	203,924	1,542
Vitamin Shoppe Inc (a)	26,939	124	Finisar Corp (a)	202,316	4,609
			Frontier Communications Corp (a)	181,888	364

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a) Non-income producing security
Telecommunications (continued)			(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Harmonic Inc (a)	149,402	$790	information.
Iridium Communications Inc (a)	166,922	3,235	(c)	Fair value of these investments is determined in good faith by the Manager
NETGEAR Inc (a)	54,336	2,152	under procedures established and periodically reviewed by the Board of
Spok Holdings Inc	31,180	432	Directors. Certain inputs used in the valuation may be unobservable; however,
Viavi Solutions Inc (a)	393,628	4,377	each security is evaluated individually for purposes of ASC 820 which results
Vonage Holdings Corp (a)	379,829	3,460	in not all securities being identified as Level 3 of the fair value hierarchy. At
		$29,904	the end of the period, the fair value of these securities totaled $93 or 0.01% of
Textiles - 0.28%			net assets.
UniFirst Corp/MA	26,594	3,681	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Transportation - 1.52%			Investment Company Act of 1940) or an affiliate as defined by the Investment
ArcBest Corp	44,270	1,666	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Atlas Air Worldwide Holdings Inc (a)	44,097	2,347	shares of the security). Please see affiliated sub-schedule for transactional
Echo Global Logistics Inc (a)	49,193	1,169	information.
Forward Air Corp	50,323	2,945	(e) Current yield shown is as of period end.
Heartland Express Inc	81,884	1,639
Hub Group Inc (a)	57,922	2,578	Portfolio Summary (unaudited)
Marten Transport Ltd	66,636	1,289	Sector	Percent
Matson Inc	73,591	2,466	Financial	23.70%
Saia Inc (a)	44,277	2,655	Industrial	17.88%
SEACOR Holdings Inc (a)	29,557	1,223	Consumer, Non-cyclical	17.87%
		$19,977	Consumer, Cyclical	13.97%
Trucking & Leasing - 0.18%			Technology	8.33%
Greenbrier Cos Inc/The	55,747	2,364	Communications	4.47%
Water - 0.64%			Basic Materials	3.95%
American States Water Co	63,320	4,288	Energy	3.80%
California Water Service Group	82,833	4,102	Investment Companies	2.88%
		$8,390	Utilities	2.41%
TOTAL COMMON STOCKS		$1,264,219	Other Assets and Liabilities	0.74%
INVESTMENT COMPANIES - 2.88%	Shares Held Value (000's)		TOTAL NET ASSETS	100.00%
Exchange-Traded Funds - 0.09%
iShares Core S&P Small-Cap ETF	14,044	1,077
Money Market Funds - 2.79%
Principal Government Money Market Fund	36,642,732	36,643
2.32%(d),(e)
TOTAL INVESTMENT COMPANIES		$37,720
Total Investments		$1,301,939
Other Assets and Liabilities - 0.74%		9,736
TOTAL NET ASSETS - 100.00%		$1,311,675

Affiliated Securities	October 31, 2018			Purchases	Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%			$48,612	$105,133	$117,102	$36,643
			$48,612	$105,133	$117,102	$36,643

			Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$190	$	— $		— $	—
	$190	$	— $		— $	—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost	Value	Percent of Net Assets
A. Schulman Inc.	08/22/2018			$97	$93	0.01%
Total					$93	0.01%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type		Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2019	Long		482	$36,155		$2,250
Total						$2,250

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments SmallCap Value Fund II

January 31, 2019 (unaudited)

COMMON STOCKS - 96.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.15%			Automobile Parts & Equipment (continued)
Boston Omaha Corp (a)	530	$13	Titan International Inc	5,457	$31
Clear Channel Outdoor Holdings Inc (a)	3,763	21	Tower International Inc	56,109	1,632
Fluent Inc (a)	3,721	18			$14,772
MDC Partners Inc (a)	507,330	1,507	Banks - 14.45%
Telaria Inc (a)	2,972	9	1st Constitution Bancorp	984	19
		$1,568	1st Source Corp	26,845	1,219
Aerospace & Defense - 1.21%			Access National Corp	30,600	723
AAR Corp	169,311	6,380	ACNB Corp	745	27
Aerovironment Inc (a)	2,050	159	Allegiance Bancshares Inc (a)	1,033	37
Barnes Group Inc	26,065	1,540	Amalgamated Bank	39,300	705
Curtiss-Wright Corp	150	17	American National Bankshares Inc	11,078	362
Ducommun Inc (a)	1,106	44	Ames National Corp	931	23
Esterline Technologies Corp (a)	1,997	243	Arrow Financial Corp	5,008	160
Kratos Defense & Security Solutions Inc (a)	4,239	66	Associated Banc-Corp	71,600	1,550
Moog Inc	28,927	2,588	Atlantic Capital Bancshares Inc (a)	939	17
National Presto Industries Inc	12,743	1,524	Auburn National Bancorporation Inc	399	13
Triumph Group Inc	3,644	65	BancFirst Corp	1,052	56
Wesco Aircraft Holdings Inc (a)	3,899	34	Bancorp Inc/The (a)	27,936	237
		$12,660	BancorpSouth Bank	7,195	210
Agriculture - 0.18%			Bank of Commerce Holdings	1,829	20
Alico Inc	387	11	Bank of Hawaii Corp	10,200	789
Andersons Inc/The	3,300	116	Bank of Marin Bancorp	1,417	59
Cadiz Inc (a)	2,255	23	Bank of Princeton/The	692	20
Limoneira Co	4,088	90	Bank7 Corp (a)	505	8
Tejon Ranch Co (a)	2,371	45	BankUnited Inc	45,600	1,542
Universal Corp/VA	16,706	964	Bankwell Financial Group Inc	636	18
Vector Group Ltd	59,286	652	Banner Corp	5,407	295
		$1,901	Bar Harbor Bankshares	17,038	407
Airlines - 0.31%			Baycom Corp (a)	1,114	24
Allegiant Travel Co	6,146	799	BCB Bancorp Inc	1,664	20
Hawaiian Holdings Inc	51,197	1,640	Blue Hills Bancorp Inc	1,322	31
Mesa Air Group Inc (a)	1,059	9	Bridge Bancorp Inc	28,469	876
SkyWest Inc	9,974	508	Bridgewater Bancshares Inc (a)	2,569	29
Spirit Airlines Inc (a)	5,256	309	Bryn Mawr Bank Corp	16,356	605
		$3,265	Business First Bancshares Inc	1,170	27
Apparel - 0.98%			Byline Bancorp Inc (a)	1,795	34
Carter's Inc	77,100	6,392	C&F Financial Corp	398	20
Columbia Sportswear Co	2,820	251	Cadence BanCorp	29,513	554
Deckers Outdoor Corp (a)	1,020	131	Cambridge Bancorp	279	21
Rocky Brands Inc	778	21	Camden National Corp	21,082	855
Unifi Inc (a)	19,918	426	Capital Bancorp Inc (a)	784	9
Weyco Group Inc	679	18	Capital City Bank Group Inc	1,774	42
Wolverine World Wide Inc	87,375	2,998	Capstar Financial Holdings Inc	760	12
		$10,237	Carolina Financial Corp	48,071	1,664
			Cathay General Bancorp	56,759	2,107
Automobile Manufacturers - 0.70%			CB Financial Services Inc	602	15
Blue Bird Corp (a)	74,059	1,471	CBTX Inc	1,917	62
Navistar International Corp (a)	53,101	1,744	CenterState Bank Corp	17,198	427
REV Group Inc	321,048	2,669	Central Pacific Financial Corp	8,374	240
Wabash National Corp	104,901	1,462	Central Valley Community Bancorp	1,280	25
		$7,346	Century Bancorp Inc/MA	297	23
Automobile Parts & Equipment - 1.41%			Chemical Financial Corp	221,880	9,864
Adient PLC	80,076	1,581	Chemung Financial Corp	436	18
Altra Industrial Motion Corp	12,768	390	Citizens & Northern Corp	2,900	73
American Axle & Manufacturing Holdings Inc (a)	12,586	186	City Holding Co	12,540	899
Commercial Vehicle Group Inc (a)	218,539	1,632	Civista Bancshares Inc	1,116	21
Cooper Tire & Rubber Co	37,843	1,332	CNB Financial Corp/PA	1,977	50
Cooper-Standard Holdings Inc (a)	22,936	1,754	Coastal Financial Corp/WA (a)	727	11
Dana Inc	2,503	44	Codorus Valley Bancorp Inc	972	21
Delphi Technologies PLC	23,500	421	Columbia Banking System Inc	11,266	414
Gentherm Inc (a)	2,659	113	Community Bank System Inc	8,288	497
Meritor Inc (a)	78,184	1,617	Community Financial Corp/The	600	18
Methode Electronics Inc	87,552	2,255	Community Trust Bancorp Inc	19,432	789
Miller Industries Inc/TN	1,081	32	ConnectOne Bancorp Inc	59,065	1,181
Modine Manufacturing Co (a)	4,389	64	County Bancorp Inc	797	14
Motorcar Parts of America Inc (a)	62,805	1,256	Customers Bancorp Inc (a)	86,882	1,708
Standard Motor Products Inc	6,581	324	CVB Financial Corp	66,619	1,460
Superior Industries International Inc	5,110	27	Eagle Bancorp Inc (a)	25,734	1,412
Tenneco Inc	2,341	81	Enterprise Bancorp Inc/MA	947	31

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Banks (continued)
Enterprise Financial Services Corp	148,291	$6,544	MB Financial Inc	5,865	$260
Equity Bancshares Inc (a)	972	31	MBT Financial Corp	2,057	21
Esquire Financial Holdings Inc (a)	497	11	Mercantile Bank Corp	2,346	78
Evans Bancorp Inc	567	20	Merchants Bancorp/IN	35,104	687
Farmers & Merchants Bancorp Inc/Archbold OH	184	6	Meta Financial Group Inc	11,490	271
Farmers National Banc Corp	2,717	35	Metropolitan Bank Holding Corp (a)	730	26
FB Financial Corp	891	29	Middlefield Banc Corp	383	16
Fidelity Southern Corp	2,171	66	Midland States Bancorp Inc	64,835	1,563
Financial Institutions Inc	33,628	902	MidWestOne Financial Group Inc	13,876	385
First Bancorp Inc/ME	1,046	27	MVB Financial Corp	1,091	18
First BanCorp/Puerto Rico	184,739	1,967	National Bank Holdings Corp	6,915	221
First Bancorp/Southern Pines NC	182,684	6,717	National Bankshares Inc	763	26
First Bancshares Inc/The	1,320	43	National Commerce Corp (a)	1,050	43
First Bank/Hamilton NJ	1,746	20	NBT Bancorp Inc	13,595	484
First Busey Corp	10,898	270	Nicolet Bankshares Inc (a)	876	48
First Business Financial Services Inc	17,068	352	Northeast Bancorp	848	17
First Choice Bancorp	943	20	Northrim BanCorp Inc	12,856	426
First Commonwealth Financial Corp	12,046	164	Norwood Financial Corp	678	20
First Community Bankshares Inc	1,683	58	OFG Bancorp	11,040	214
First Community Corp/SC	878	18	Ohio Valley Banc Corp	541	19
First Financial Bancorp	377,747	9,946	Old Line Bancshares Inc	1,477	40
First Financial Corp/IN	25,883	1,074	Old National Bancorp/IN	34,174	552
First Foundation Inc	2,721	40	Old Second Bancorp Inc	3,095	43
First Guaranty Bancshares Inc	631	14	OP Bancorp	1,882	17
First Hawaiian Inc	59,107	1,521	Opus Bank	36,799	769
First Internet Bancorp	45,575	911	Origin Bancorp Inc	1,198	41
First Interstate BancSystem Inc	4,065	158	Orrstown Financial Services Inc	17,214	324
First Merchants Corp	233,374	8,548	Pacific City Financial Corp	1,360	22
First Mid-Illinois Bancshares Inc	12,002	391	Pacific Mercantile Bancorp (a)	1,960	15
First Midwest Bancorp Inc/IL	11,725	258	Park National Corp	5,676	534
First of Long Island Corp/The	2,457	51	Parke Bancorp Inc	866	17
First United Corp	823	13	PCSB Financial Corp	1,598	32
Flagstar Bancorp Inc	2,196	68	Peapack Gladstone Financial Corp	45,118	1,204
FNB Corp/PA	99,700	1,162	Penns Woods Bancorp Inc	541	19
Franklin Financial Network Inc	53,699	1,711	Peoples Bancorp Inc/OH	1,787	57
Fulton Financial Corp	35,387	568	Peoples Bancorp of North Carolina Inc	648	17
FVCBankcorp Inc (a)	331	6	Peoples Financial Services Corp	755	31
German American Bancorp Inc	4,888	143	Preferred Bank/Los Angeles CA	1,430	67
Glacier Bancorp Inc	12,208	515	Premier Financial Bancorp Inc	1,255	18
Great Southern Bancorp Inc	8,615	459	QCR Holdings Inc	1,372	47
Great Western Bancorp Inc	52,112	1,839	RBB Bancorp	21,665	404
Guaranty Bancshares Inc/TX	825	25	Reliant Bancorp Inc	1,041	22
Hancock Whitney Corp	28,476	1,170	Renasant Corp	33,918	1,205
Hanmi Financial Corp	76,772	1,684	Republic Bancorp Inc/KY	1,026	43
HarborOne Bancorp Inc (a)	1,014	15	S&T Bancorp Inc	18,755	721
Heartland Financial USA Inc	3,495	159	Sandy Spring Bancorp Inc	26,325	859
Heritage Commerce Corp	4,941	66	SB One Bancorp	842	18
Heritage Financial Corp/WA	2,789	86	Seacoast Banking Corp of Florida (a)	2,822	78
Hilltop Holdings Inc	86,144	1,586	Select Bancorp Inc (a)	1,737	21
Home BancShares Inc/AR	90,372	1,655	Shore Bancshares Inc	1,419	21
HomeStreet Inc (a)	68,129	1,667	Sierra Bancorp	4,790	127
Hope Bancorp Inc	146,424	2,095	Simmons First National Corp	24,351	602
Horizon Bancorp Inc/IN	26,035	420	SmartFinancial Inc (a)	1,176	23
Howard Bancorp Inc (a)	1,213	16	South State Corp	21,089	1,400
IBERIABANK Corp	15,336	1,133	Southern First Bancshares Inc (a)	652	23
Independent Bank Corp/MI	11,382	252	Southern National Bancorp of Virginia Inc	53,011	800
Independent Bank Corp/Rockland MA	2,784	222	Southside Bancshares Inc	2,472	82
Independent Bank Group Inc	2,351	124	Spirit of Texas Bancshares Inc (a)	990	22
International Bancshares Corp	40,472	1,435	Sterling Bancorp Inc/MI	44,977	386
Investar Holding Corp	768	18	Stock Yards Bancorp Inc	3,223	111
Kearny Financial Corp/MD	4,711	60	Summit Financial Group Inc	1,262	30
Lakeland Bancorp Inc	52,058	814	Synovus Financial Corp	427	15
Lakeland Financial Corp	119,221	5,369	TCF Financial Corp	52,500	1,163
LCNB Corp	1,103	18	Texas Capital Bancshares Inc (a)	27,050	1,577
LegacyTexas Financial Group Inc	14,491	578	Tompkins Financial Corp	1,978	146
Level One Bancorp Inc	617	15	Towne Bank/Portsmouth VA	26,385	685
Live Oak Bancshares Inc	95,035	1,321	TriCo Bancshares	25,817	975
Luther Burbank Corp	79,513	751	TriState Capital Holdings Inc (a)	8,389	170
Macatawa Bank Corp	2,645	26	Triumph Bancorp Inc (a)	23,500	716

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Biotechnology (continued)
TrustCo Bank Corp NY	190,817	$1,480	Nymox Pharmaceutical Corp (a)	2,782	$6
Trustmark Corp	58,979	1,860	Osmotica Pharmaceuticals PLC (a)	357	3
UMB Financial Corp	3,494	225	Ovid therapeutics Inc (a)	469	1
Umpqua Holdings Corp	5,090	90	PDL BioPharma Inc (a)	14,019	45
Union Bankshares Corp	243,749	7,693	Prothena Corp PLC (a)	3,929	46
United Bankshares Inc/WV	29,713	1,051	Rigel Pharmaceuticals Inc (a)	2,181	5
United Community Banks Inc/GA	343,840	8,843	RTI Surgical Inc (a)	28,472	125
United Security Bancshares/Fresno CA	1,555	16	Rubius Therapeutics Inc (a)	237	3
Unity Bancorp Inc	959	19	Spectrum Pharmaceuticals Inc (a)	790	9
Univest Financial Corp	21,952	516	Syndax Pharmaceuticals Inc (a)	1,240	7
Valley National Bancorp	170,758	1,726	Synlogic Inc (a)	1,824	15
Veritex Holdings Inc	4,515	119	Tocagen Inc (a)	154	2
Walker & Dunlop Inc	3,010	145	XOMA Corp (a)	414	5
Washington Trust Bancorp Inc	8,410	438			$1,310
WesBanco Inc	10,627	432	Building Materials - 1.68%
West Bancorporation Inc	17,981	387	American Woodmark Corp (a)	67,825	4,744
Westamerica Bancorporation	1,967	123	Apogee Enterprises Inc	45,597	1,554
Western New England Bancorp Inc	2,957	27	Armstrong Flooring Inc (a)	117,619	1,590
Wintrust Financial Corp	7,830	557	Boise Cascade Co	46,090	1,266
		$151,096	Builders FirstSource Inc (a)	30,531	404
Beverages - 0.00%			Caesarstone Ltd	102,637	1,579
Farmer Brothers Co (a)	1,004	25	Eagle Materials Inc	11,400	809
MGP Ingredients Inc	139	10	Gibraltar Industries Inc (a)	3,693	132
		$35	Griffon Corp	3,166	50
Biotechnology - 0.13%			Louisiana-Pacific Corp	88,263	2,152
Abeona Therapeutics Inc (a)	405	3	Masonite International Corp (a)	30,174	1,726
Acceleron Pharma Inc (a)	596	25	Simpson Manufacturing Co Inc	1,095	67
Achillion Pharmaceuticals Inc (a)	12,453	27	Universal Forest Products Inc	48,797	1,504
Acorda Therapeutics Inc (a)	3,621	60			$17,577
Adverum Biotechnologies Inc (a)	4,916	16	Chemicals - 1.85%
AgeX Therapeutics Inc (a)	833	3	AdvanSix Inc (a)	2,567	81
Albireo Pharma Inc (a)	782	20	American Vanguard Corp	41,222	722
Alder Biopharmaceuticals Inc (a)	1,085	15	Cabot Corp	24,600	1,154
Allakos Inc (a)	160	6	Hawkins Inc	1,044	43
Allogene Therapeutics Inc (a)	347	10	HB Fuller Co	977	48
AMAG Pharmaceuticals Inc (a)	3,286	54	Innophos Holdings Inc	47,602	1,423
Aptinyx Inc (a)	260	1	Innospec Inc	19,857	1,395
Aratana Therapeutics Inc (a)	2,994	13	Intrepid Potash Inc (a)	17,877	56
Arbutus Biopharma Corp (a)	2,525	9	Koppers Holdings Inc (a)	15,193	346
Arcus Biosciences Inc (a)	937	9	Kraton Corp (a)	941	27
Ardelyx Inc (a)	4,648	10	Landec Corp (a)	2,550	32
Arena Pharmaceuticals Inc (a)	923	42	Minerals Technologies Inc	17,684	1,036
ArQule Inc (a)	1,123	4	Oil-Dri Corp of America	516	14
Audentes Therapeutics Inc (a)	347	9	Platform Specialty Products Corp (a)	550,950	6,193
AVEO Pharmaceuticals Inc (a)	4,321	3	PolyOne Corp	1,052	34
Avrobio Inc (a)	118	1	PQ Group Holdings Inc (a)	3,659	55
BioCryst Pharmaceuticals Inc (a)	1,613	14	Rayonier Advanced Materials Inc	61,407	889
BioTime Inc (a)	8,334	12	Rogers Corp (a)	3,049	387
Bluebird Bio Inc (a)	237	32	Sensient Technologies Corp	3,739	235
Calithera Biosciences Inc (a)	3,040	14	Stepan Co	4,476	394
Cambrex Corp (a)	5,409	236	Tronox Ltd	8,179	71
Cara Therapeutics Inc (a)	506	8	Valhi Inc	3,738	13
CASI Pharmaceuticals Inc (a)	659	2	Valvoline Inc	35,600	787
Crinetics Pharmaceuticals Inc (a)	135	4	Venator Materials PLC (a)	214,250	996
Dynavax Technologies Corp (a)	672	7	Versum Materials Inc	79,475	2,922
Emergent BioSolutions Inc (a)	1,680	105			$19,353
Epizyme Inc (a)	1,557	16	Coal - 0.26%
Five Prime Therapeutics Inc (a)	3,279	37	Advanced Emissions Solutions Inc	533	6
Harvard Bioscience Inc (a)	4,440	15	Arch Coal Inc	3,664	323
Immunomedics Inc (a)	1,377	20	Cloud Peak Energy Inc (a)	10,401	4
Karyopharm Therapeutics Inc (a)	655	6	CONSOL Energy Inc (a)	8,051	287
MacroGenics Inc (a)	5,020	59	Hallador Energy Co	6,588	37
Medicines Co/The (a)	385	9	NACCO Industries Inc	2,573	87
Menlo Therapeutics Inc (a)	1,061	6	Peabody Energy Corp	19,615	700
Molecular Templates Inc (a)	1,257	6	Ramaco Resources Inc (a)	1,049	6
Myriad Genetics Inc (a)	873	25	SunCoke Energy Inc	7,002	79
NantKwest Inc (a)	3,342	4	SunCoke Energy Partners LP	60,078	819
NewLink Genetics Corp (a)	3,825	6	Warrior Met Coal Inc	12,968	373
Novavax Inc (a)	23,486	55			$2,721

See accompanying notes.

Schedule of Investments SmallCap Value Fund II

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services - 6.10%			Computers (continued)
Aaron's Inc	139,124	$6,965	MTS Systems Corp	2,402	$120
ABM Industries Inc	5,049	173	NetScout Systems Inc (a)	5,724	148
Acacia Research Corp (a)	5,086	15	PAR Technology Corp (a)	312	8
Adtalem Global Education Inc (a)	164,207	8,030	Perspecta Inc	367,078	7,360
American Public Education Inc (a)	9,985	295	Presidio Inc	185,939	2,962
AMN Healthcare Services Inc (a)	96,450	6,249	Science Applications International Corp	626	42
Arlo Technologies Inc (a)	4,097	29	Stratasys Ltd (a)	3,787	97
Avalara Inc (a)	185	7	Sykes Enterprises Inc (a)	16,567	456
Barrett Business Services Inc	18,972	1,189	Tenable Holdings Inc (a)	273	8
Booz Allen Hamilton Holding Corp	180,700	8,878	Unisys Corp (a)	1,664	22
Brink's Co/The	151,900	11,248	Virtusa Corp (a)	3,110	151
CAI International Inc (a)	987	25			$29,694
Cardtronics PLC (a)	9,512	258	Consumer Products - 0.17%
Carriage Services Inc	1,198	23	ACCO Brands Corp	143,189	1,264
CBIZ Inc (a)	6,154	121	Central Garden & Pet Co (a)	269	11
CRA International Inc	6,470	270	Central Garden & Pet Co - A Shares (a)	742	26
Cross Country Healthcare Inc (a)	3,575	34	Helen of Troy Ltd (a)	3,138	364
Deluxe Corp	34,136	1,603	Quanex Building Products Corp	3,510	55
Emerald Expositions Events Inc	87,384	1,241	Rosetta Stone Inc (a)	1,632	25
Ennis Inc	80,614	1,599			$1,745
EVERTEC Inc	5,489	152	Cosmetics & Personal Care - 0.02%
Evo Payments Inc (a)	482	12	Edgewell Personal Care Co (a)	5,762	227
FTI Consulting Inc (a)	10,787	737	Inter Parfums Inc	97	7
Green Dot Corp (a)	41,950	3,105			$234
Hackett Group Inc/The	346	6	Distribution & Wholesale - 1.07%
Heidrick & Struggles International Inc	3,600	119	Anixter International Inc (a)	23,775	1,443
Hertz Global Holdings Inc (a)	4,157	69	Core-Mark Holding Co Inc	16,620	463
HMS Holdings Corp (a)	15,907	477	Essendant Inc	3,966	51
Huron Consulting Group Inc (a)	1,686	82	Fossil Group Inc (a)	2,700	46
I3 Verticals Inc (a)	271	7	G-III Apparel Group Ltd (a)	2,379	83
ICF International Inc	4,338	286	H&E Equipment Services Inc	535	14
K12 Inc (a)	10,458	329	KAR Auction Services Inc	121,575	6,323
Kelly Services Inc	51,778	1,159	Nexeo Solutions Inc (a)	3,603	34
Korn Ferry	28,445	1,298	ScanSource Inc (a)	13,310	510
Laureate Education Inc (a)	7,233	116	Systemax Inc	519	12
LiveRamp Holdings Inc (a)	2,974	129	Titan Machinery Inc (a)	8,057	151
LSC Communications Inc	3,421	27	Triton International Ltd/Bermuda	24,742	890
Matthews International Corp	3,457	154	Veritiv Corp (a)	1,159	40
National Research Corp	121	5	WESCO International Inc (a)	21,764	1,140
Navigant Consulting Inc	4,831	125			$11,200
Quad/Graphics Inc	108,447	1,465
Rent-A-Center Inc/TX (a)	5,907	104	Diversified Financial Services - 3.80%
Resources Connection Inc	96,311	1,609	Aircastle Ltd	37,165	775
RR Donnelley & Sons Co	6,836	35	AllianceBernstein Holding LP	25,452	776
SEACOR Marine Holdings Inc (a)	1,675	22	Altisource Portfolio Solutions SA (a)	1,060	25
Sotheby's (a)	26,800	1,082	Blucora Inc (a)	201,867	5,957
SP Plus Corp (a)	2,166	72	Boston Private Financial Holdings Inc	105,926	1,229
Strategic Education Inc	1,300	142	Columbia Financial Inc (a)	3,714	55
Textainer Group Holdings Ltd (a)	2,762	36	Ellington Financial LLC	95,040	1,572
Travelport Worldwide Ltd	11,448	179	Encore Capital Group Inc (a)	1,985	59
TrueBlue Inc (a)	8,611	210	Federal Agricultural Mortgage Corp	656	46
Vectrus Inc (a)	67,153	1,692	Federated Investors Inc	51,196	1,337
Viad Corp	641	34	FRP Holdings Inc (a)	619	31
Weight Watchers International Inc (a)	12,553	402	GAIN Capital Holdings Inc	56,900	368
		$63,730	GAMCO Investors Inc	22,607	450
			Granite Point Mortgage Trust Inc	5,089	99
Computers - 2.84%			Greenhill & Co Inc	38,599	967
3D Systems Corp (a)	7,912	101	Hannon Armstrong Sustainable Infrastructure	3,940	89
Agilysys Inc (a)	864	15	Capital Inc
CACI International Inc (a)	61,370	10,260	Investment Technology Group Inc	2,085	63
Cray Inc (a)	2,493	55	Ladenburg Thalmann Financial Services Inc	1,928	6
Cubic Corp	512	33	Legg Mason Inc	55,898	1,666
CyberArk Software Ltd (a)	67,175	5,895	LendingClub Corp (a)	23,840	76
Diebold Nixdorf Inc	7,656	32	LPL Financial Holdings Inc	151,900	10,689
Electronics For Imaging Inc (a)	5,666	150	Marlin Business Services Corp	837	19
ForeScout Technologies Inc (a)	930	28	Mr Cooper Group Inc (a)	23,150	356
Information Services Group Inc (a)	1,584	7	Navient Corp	140,150	1,598
Insight Enterprises Inc (a)	28,240	1,297	Nelnet Inc	1,379	73
Lumentum Holdings Inc (a)	1,681	82	NewStar Financial Inc (a),(b)	52,106	14
Mercury Systems Inc (a)	6,226	365	Och-Ziff Capital Management Group LLC	30,895	415

See accompanying notes.

Schedule of Investments SmallCap Value Fund II

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Diversified Financial Services (continued)			Electronics (continued)
On Deck Capital Inc (a)	16,150	$121	Sparton Corp (a)	664	$12
Oppenheimer Holdings Inc	41,776	1,125	Stoneridge Inc (a)	13,931	364
PennyMac Financial Services Inc	2,119	44	SYNNEX Corp	9,018	872
Piper Jaffray Cos	2,492	172	Tech Data Corp (a)	23,162	2,215
PJT Partners Inc	110	5	TTM Technologies Inc (a)	115,807	1,330
PRA Group Inc (a)	3,329	98	Vishay Intertechnology Inc	114,666	2,237
Pzena Investment Management Inc	9,946	87	Vishay Precision Group Inc (a)	2,591	86
Regional Management Corp (a)	2,621	72	Watts Water Technologies Inc	5,116	382
SLM Corp	81,500	873	ZAGG Inc (a)	100,454	1,127
Stifel Financial Corp	21,096	1,009			$32,893
TPG RE Finance Trust Inc	4,232	84	Energy - Alternate Sources - 0.43%
Virtu Financial Inc	191,925	4,904	Clean Energy Fuels Corp (a)	14,364	27
Virtus Investment Partners Inc	12,400	1,116	FutureFuel Corp	20,581	377
Waddell & Reed Financial Inc	52,134	893	Green Plains Inc	3,883	55
Westwood Holdings Group Inc	9,800	359	Pattern Energy Group Inc	6,262	133
		$39,772	Renewable Energy Group Inc (a)	31,842	920
Electric - 1.78%			REX American Resources Corp (a)	21,293	1,553
ALLETE Inc	31,704	2,439	SolarEdge Technologies Inc (a)	30,000	1,314
Ameresco Inc (a)	2,029	30	Sunrun Inc (a)	7,374	98
Atlantic Power Corp (a)	11,613	29	TerraForm Power Inc	4,447	53
Avista Corp	40,447	1,693			$4,530
Black Hills Corp	23,552	1,599	Engineering & Construction - 0.74%
Clearway Energy Inc - Class A	3,527	52	Aegion Corp (a)	3,290	60
Clearway Energy Inc - Class C	11,726	177	Argan Inc	1,472	62
El Paso Electric Co	28,001	1,470	EMCOR Group Inc	3,985	260
IDACORP Inc	12,286	1,198	Exponent Inc	5,940	297
MGE Energy Inc	9,997	643	Granite Construction Inc	657	28
NorthWestern Corp	25,944	1,658	Great Lakes Dredge & Dock Corp (a)	5,693	40
Ormat Technologies Inc	3,038	175	IES Holdings Inc (a)	1,028	17
Otter Tail Corp	11,374	551	Infrastructure and Energy Alternatives Inc (a)	1,866	15
PNM Resources Inc	34,667	1,476	KBR Inc	101,953	1,754
Portland General Electric Co	58,794	2,841	MasTec Inc (a)	24,500	1,087
Spark Energy Inc	130,790	1,086	Mistras Group Inc (a)	785	12
Unitil Corp	28,945	1,519	MYR Group Inc (a)	39,707	1,210
		$18,636	Orion Group Holdings Inc (a)	2,661	11
Electrical Components & Equipment - 1.19%			Primoris Services Corp	57,142	1,140
Belden Inc	35,599	1,909	Sterling Construction Co Inc (a)	14,510	192
Encore Wire Corp	11,419	615	Tutor Perini Corp (a)	85,643	1,474
Energizer Holdings Inc	23,500	1,114	VSE Corp	921	30
EnerSys	10,234	872			$7,689
Graham Corp	37,818	847	Entertainment - 0.12%
Insteel Industries Inc	4,802	106	AMC Entertainment Holdings Inc	11,528	169
Littelfuse Inc	39,283	6,903	Eros International PLC (a)	2,076	20
Powell Industries Inc	965	27	International Speedway Corp	3,353	146
Vicor Corp (a)	119	5	Marriott Vacations Worldwide Corp	505	45
		$12,398	Monarch Casino & Resort Inc (a)	1,626	70
Electronics - 3.15%			National CineMedia Inc	45,942	318
Advanced Energy Industries Inc (a)	27,409	1,406	Penn National Gaming Inc (a)	9,352	226
Applied Optoelectronics Inc (a)	612	11	RCI Hospitality Holdings Inc	468	10
AVX Corp	95,250	1,691	Reading International Inc (a)	12,642	200
Bel Fuse Inc	1,080	25	Speedway Motorsports Inc	2,441	39
Benchmark Electronics Inc	61,678	1,568			$1,243
Brady Corp	195,009	8,719	Environmental Control - 0.32%
Comtech Telecommunications Corp	28,409	709	Advanced Disposal Services Inc (a)	322	8
Control4 Corp (a)	5,164	103	Casella Waste Systems Inc (a)	97,764	2,945
Electro Scientific Industries Inc (a)	4,282	128	CECO Environmental Corp (a)	3,247	22
FARO Technologies Inc (a)	2,273	96	Charah Solutions Inc (a)	885	6
Fitbit Inc (a)	12,729	78	Heritage-Crystal Clean Inc (a)	12,073	309
II-VI Inc (a)	21,800	827	Pure Cycle Corp (a)	992	10
Jabil Inc	44,500	1,186	Tetra Tech Inc	751	42
KEMET Corp	13,576	240			$3,342
Kimball Electronics Inc (a)	46,934	759	Food - 0.97%
Knowles Corp (a)	31,481	491	B&G Foods Inc	6,229	166
NVE Corp	2,881	275	Cal-Maine Foods Inc	6,585	278
OSI Systems Inc (a)	4,615	414	Darling Ingredients Inc (a)	12,573	267
Park Electrochemical Corp	13,065	298	Dean Foods Co	8,567	36
Plexus Corp (a)	37,032	2,079	Fresh Del Monte Produce Inc	3,608	115
Resideo Technologies Inc (a)	51,600	1,132	Hostess Brands Inc (a)	10,994	126
Sanmina Corp (a)	65,121	2,033	Ingles Markets Inc	1,360	39

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food (continued)			Healthcare - Services (continued)
John B Sanfilippo & Son Inc	1,370	$94	Brookdale Senior Living Inc (a)	14,456	$118
Lancaster Colony Corp	396	63	Cellular Biomedicine Group Inc (a)	425	8
Performance Food Group Co (a)	202,775	6,927	Civitas Solutions Inc (a)	514	9
Sanderson Farms Inc	8,031	989	Community Health Systems Inc (a)	8,088	32
Seneca Foods Corp - Class A (a)	6,772	194	Magellan Health Inc (a)	26,480	1,725
Simply Good Foods Co/The (a)	4,516	89	Miragen Therapeutics Inc (a)	595	2
Smart & Final Stores Inc (a)	2,435	15	National HealthCare Corp	1,250	100
SpartanNash Co	11,192	232	Neuronetics Inc (a)	143	2
Tootsie Roll Industries Inc	1,306	45	R1 RCM Inc (a)	856	7
United Natural Foods Inc (a)	5,049	66	Surgery Partners Inc (a)	1,709	22
Village Super Market Inc	14,557	392	Syneos Health Inc (a)	5,683	290
Weis Markets Inc	955	46	Tivity Health Inc (a)	7,604	169
		$10,179	Triple-S Management Corp (a)	2,211	45
Forest Products & Paper - 0.39%					$2,744
Clearwater Paper Corp (a)	38,486	1,298	Holding Companies - Diversified - 0.07%
Mercer International Inc	26,400	390	Altus Midstream Co (a)	91,700	743
Neenah Inc	6,388	445	Home Builders - 1.14%
PH Glatfelter Co	4,317	55	Beazer Homes USA Inc (a)	3,260	41
Schweitzer-Mauduit International Inc	50,563	1,621	Century Communities Inc (a)	70,562	1,656
Verso Corp (a)	8,956	221	Green Brick Partners Inc (a)	47,646	403
		$4,030	KB Home	8,968	192
Gas - 2.54%			LGI Homes Inc (a)	12,811	760
Chesapeake Utilities Corp	1,074	97	M/I Homes Inc (a)	31,798	842
New Jersey Resources Corp	15,124	734	MDC Holdings Inc	3,499	115
Northwest Natural Holding Co	20,838	1,305	Meritage Homes Corp (a)	31,222	1,408
ONE Gas Inc	15,251	1,253	Taylor Morrison Home Corp (a)	91,854	1,736
RGC Resources Inc	754	21	Thor Industries Inc	23,700	1,543
South Jersey Industries Inc	42,566	1,267	TRI Pointe Group Inc (a)	131,442	1,768
Southwest Gas Holdings Inc	134,179	10,509	William Lyon Homes (a)	32,330	428
Spire Inc	142,677	11,324	Winnebago Industries Inc	35,900	1,027
		$26,510			$11,919
Hand & Machine Tools - 0.58%			Home Furnishings - 0.32%
Franklin Electric Co Inc	106,017	5,066	Daktronics Inc	101,739	766
Kennametal Inc	18,743	704	Ethan Allen Interiors Inc	73,995	1,405
Milacron Holdings Corp (a)	24,176	335	Flexsteel Industries Inc	15,489	387
		$6,105	Hooker Furniture Corp	26,041	749
Healthcare - Products - 3.00%			Universal Electronics Inc (a)	1,395	39
AngioDynamics Inc (a)	3,797	80			$3,346
Avanos Medical Inc (a)	13,776	628	Housewares - 0.07%
Axonics Modulation Technologies Inc (a)	211	3	Lifetime Brands Inc	1,351	13
CareDx Inc (a)	256	7	Tupperware Brands Corp	27,152	741
Cerus Corp (a)	1,167	7			$754
CONMED Corp	12,929	910	Insurance - 5.63%
CryoLife Inc (a)	1,286	36	Ambac Financial Group Inc (a)	43,394	821
FONAR Corp (a)	1,144	25	American Equity Investment Life Holding Co	45,528	1,425
Haemonetics Corp (a)	2,350	232	AMERISAFE Inc	4,828	287
Hanger Inc (a)	74,400	1,561	Argo Group International Holdings Ltd	10,882	726
Integer Holdings Corp (a)	4,441	360	Brown & Brown Inc	322,150	8,750
Integra LifeSciences Holdings Corp (a)	147,125	6,968	CNO Financial Group Inc	138,011	2,468
Invacare Corp	3,391	17	Crawford & Co	1,539	15
Lantheus Holdings Inc (a)	200,146	3,366	Donegal Group Inc	3,379	44
LivaNova PLC (a)	64,553	5,959	eHealth Inc (a)	1,388	85
Luminex Corp	13,688	382	Employers Holdings Inc	32,343	1,370
Meridian Bioscience Inc	163,132	2,674	Enstar Group Ltd (a)	9,691	1,725
NanoString Technologies Inc (a)	279	6	Essent Group Ltd (a)	33,767	1,342
Natus Medical Inc (a)	139,825	4,718	FBL Financial Group Inc	9,618	675
NuVasive Inc (a)	55,400	2,778	FedNat Holding Co	10,737	194
OPKO Health Inc (a)	31,392	115	FGL Holdings (a)	203,334	1,608
OraSure Technologies Inc (a)	7,685	99	Genworth Financial Inc (a)	180,202	872
Orthofix Medical Inc (a)	3,347	181	Global Indemnity Ltd	21,824	718
Patterson Cos Inc	8,198	183	Hallmark Financial Services Inc (a)	11,532	112
Rockwell Medical Inc (a)	960	3	HCI Group Inc	1,829	87
SeaSpine Holdings Corp (a)	1,515	23	Heritage Insurance Holdings Inc	1,880	27
Utah Medical Products Inc	63	6	Horace Mann Educators Corp	40,921	1,705
		$31,327	Independence Holding Co	520	19
Healthcare - Services - 0.26%			Investors Title Co	134	23
AAC Holdings Inc (a)	1,067	3	James River Group Holdings Ltd	2,159	83
Addus HomeCare Corp (a)	3,260	196	Kemper Corp	11,380	856
American Renal Associates Holdings Inc (a)	1,338	16	MBIA Inc (a)	164,771	1,583

See accompanying notes.

Schedule of Investments SmallCap Value Fund II

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Lodging (continued)
MGIC Investment Corp (a)	763,507	$9,528	Wyndham Destinations Inc	37,800	$1,593
National General Holdings Corp	3,708	89			$3,008
National Western Life Group Inc	6,850	2,078	Machinery - Construction & Mining - 0.23%
Navigators Group Inc/The	3,952	276	Astec Industries Inc	11,061	410
NI Holdings Inc (a)	1,244	19	Hyster-Yale Materials Handling Inc	17,150	1,193
NMI Holdings Inc (a)	22,989	506	Terex Corp	25,100	771
ProAssurance Corp	71,579	3,054			$2,374
Protective Insurance Corp	32,368	596	Machinery - Diversified - 1.65%
Radian Group Inc	108,458	2,087	Alamo Group Inc	4,785	412
RLI Corp	1,226	80	Albany International Corp	79,750	5,476
Safety Insurance Group Inc	1,844	152	Applied Industrial Technologies Inc	5,540	327
Selective Insurance Group Inc	128,364	7,820	Briggs & Stratton Corp	4,069	52
State Auto Financial Corp	1,734	59	Cactus Inc (a)	24,200	794
Stewart Information Services Corp	36,428	1,620	Chart Industries Inc (a)	1,329	99
Third Point Reinsurance Ltd (a)	156,799	1,648	Columbus McKinnon Corp/NY	3,825	139
Tiptree Inc	3,306	20	CSW Industrials Inc (a)	5,200	269
United Fire Group Inc	8,913	464	DXP Enterprises Inc/TX (a)	3,967	130
United Insurance Holdings Corp	850	14	Gencor Industries Inc (a)	5,372	75
White Mountains Insurance Group Ltd	1,223	1,093	Gorman-Rupp Co/The	2,092	72
		$58,823	GrafTech International Ltd	422,325	5,579
Internet - 0.35%			Hurco Cos Inc	3,657	141
1-800-Flowers.com Inc (a)	2,130	34	Ichor Holdings Ltd (a)	81,430	1,675
Anaplan Inc (a)	313	10	Manitex International Inc (a)	728	5
Cars.com Inc (a)	5,279	144	Manitowoc Co Inc/The (a)	3,441	52
ChannelAdvisor Corp (a)	273	3	Mueller Water Products Inc - Class A	165,533	1,636
Leaf Group Ltd (a)	2,700	21	SPX Corp (a)	605	18
Liberty Expedia Holdings Inc (a)	3,904	160	SPX FLOW Inc (a)	7,326	240
Meet Group Inc/The (a)	6,957	40	Twin Disc Inc (a)	1,807	32
New Media Investment Group Inc	68,328	934			$17,223
NIC Inc	80,135	1,314	Media - 2.22%
Perficient Inc (a)	20,308	518	Beasley Broadcast Group Inc	1,141	5
QuinStreet Inc (a)	5,190	99	Entercom Communications Corp	15,912	117
Shutterfly Inc (a)	8,400	386	Entravision Communications Corp	414,060	1,632
TechTarget Inc (a)	620	9	EW Scripps Co/The	3,374	63
		$3,672	Gannett Co Inc	27,965	310
Investment Companies - 0.39%			Gray Television Inc (a)	68,539	1,145
B. Riley Financial Inc	2,028	31	Hemisphere Media Group Inc (a)	1,160	15
BlackRock TCP Capital Corp	146,450	2,103	Houghton Mifflin Harcourt Co (a)	7,079	74
BrightSphere Investment Group PLC	152,903	1,891	Liberty Latin America Ltd - Class A (a)	4,399	77
		$4,025	Liberty Latin America Ltd - Class C (a)	9,125	159
Iron & Steel - 0.27%			Media General Inc - Rights (a),(b),(c)	15,053	1
AK Steel Holding Corp (a)	23,756	70	Meredith Corp	16,427	892
Allegheny Technologies Inc (a)	9,577	262	MSG Networks Inc (a)	79,442	1,780
Carpenter Technology Corp	3,560	168	New York Times Co/The	1,874	48
Cleveland-Cliffs Inc	149,932	1,606	Nexstar Media Group Inc	102,825	8,583
Commercial Metals Co	23,967	418	Saga Communications Inc	954	32
Schnitzer Steel Industries Inc	9,327	226	Scholastic Corp	6,468	269
Shiloh Industries Inc (a)	3,667	22	Sinclair Broadcast Group Inc	15,941	491
Universal Stainless & Alloy Products Inc (a)	970	18	TEGNA Inc	641,970	7,537
		$2,790	WideOpenWest Inc (a)	2,914	22
Leisure Products & Services - 0.32%					$23,252
Acushnet Holdings Corp	2,569	59	Metal Fabrication & Hardware - 0.68%
Callaway Golf Co	13,207	216	AZZ Inc	36,218	1,620
Camping World Holdings Inc	79,500	1,127	CIRCOR International Inc (a)	100	3
Clarus Corp	2,178	24	Eastern Co/The	1,799	49
Escalade Inc	1,374	15	Global Brass & Copper Holdings Inc	57,700	1,746
Johnson Outdoors Inc	12,492	782	Lawson Products Inc/DE (a)	607	18
Nautilus Inc (a)	131,748	990	LB Foster Co (a)	3,709	66
Town Sports International Holdings Inc (a)	1,778	11	Northwest Pipe Co (a)	1,058	24
Vista Outdoor Inc (a)	15,626	156	Olympic Steel Inc	5,871	113
		$3,380	Park-Ohio Holdings Corp	1,001	32
Lodging - 0.29%			Rexnord Corp (a)	7,112	186
BBX Capital Corp	6,945	43	Timken Co/The	17,747	756
Belmond Ltd (a)	6,042	150	TimkenSteel Corp (a)	3,876	49
Boyd Gaming Corp	624	17	TriMas Corp (a)	10,717	311
Century Casinos Inc (a)	5,892	45	Valmont Industries Inc	6,255	807
Hilton Grand Vacations Inc (a)	28,207	856	Worthington Industries Inc	35,348	1,334
Marcus Corp/The	3,698	165			$7,114
St Joe Co/The (a)	8,953	139

See accompanying notes.

Schedule of Investments SmallCap Value Fund II

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Mining - 0.32%			Oil & Gas (continued)
Coeur Mining Inc (a)	11,827	$61	Panhandle Oil and Gas Inc	5,930	$95
Compass Minerals International Inc	24,369	1,274	Par Pacific Holdings Inc (a)	71,666	1,165
Gold Resource Corp	1,868	8	Patterson-UTI Energy Inc	57,400	696
Hecla Mining Co	31,265	84	PDC Energy Inc (a)	8,045	262
Kaiser Aluminum Corp	14,639	1,470	Penn Virginia Corp (a)	14,300	750
Livent Corp (a)	1,402	18	QEP Resources Inc (a)	83,688	692
Materion Corp	7,469	350	Quintana Energy Services Inc (a)	1,362	7
Tahoe Resources Inc (a)	11,857	45	Resolute Energy Corp (a)	2,073	68
United States Lime & Minerals Inc	266	18	Ring Energy Inc (a)	1,199	7
		$3,328	Rowan Cos PLC (a)	9,723	119
Miscellaneous Manufacturers - 1.37%			SandRidge Energy Inc (a)	9,304	77
Actuant Corp	2,310	53	SilverBow Resources Inc (a)	803	19
Ambarella Inc (a)	1,336	51	SM Energy Co	36,911	724
American Outdoor Brands Corp (a)	14,714	178	Southwestern Energy Co (a)	63,000	275
EnPro Industries Inc	24,746	1,634	SRC Energy Inc (a)	8,890	44
ESCO Technologies Inc	2,790	182	Star Group LP	43,002	393
Fabrinet (a)	115,685	6,575	Talos Energy Inc (a)	28,511	545
Federal Signal Corp	9,372	206	Transocean Ltd (a)	4,741	41
FreightCar America Inc (a)	3,756	27	Trecora Resources (a)	2,337	20
GP Strategies Corp (a)	76,054	1,144	Ultra Petroleum Corp (a)	33,127	24
Haynes International Inc	1,282	42	Unit Corp (a)	107,654	1,719
Hillenbrand Inc	92,700	3,930	W&T Offshore Inc (a)	9,270	47
Lydall Inc (a)	1,427	38	Whiting Petroleum Corp (a)	51,578	1,477
NL Industries Inc (a)	1,394	5	WildHorse Resource Development Corp (a)	384	6
Standex International Corp	215	16			$31,283
Synalloy Corp	1,110	17	Oil & Gas Services - 2.52%
Tredegar Corp	6,822	112	Apergy Corp (a)	44,600	1,499
Trinseo SA	1,696	83	Archrock Inc	63,109	596
		$14,293	Basic Energy Services Inc (a)	2,377	11
Office & Business Equipment - 0.01%			C&J Energy Services Inc (a)	101,176	1,625
Pitney Bowes Inc	11,916	86	Dawson Geophysical Co (a)	3,132	12
Office Furnishings - 0.36%			Dril-Quip Inc (a)	32,175	1,205
CompX International Inc	445	6	Era Group Inc (a)	4,363	41
Herman Miller Inc	34,609	1,184	Exterran Corp (a)	3,227	56
Interface Inc	67,230	1,103	Flotek Industries Inc (a)	13,730	35
Kimball International Inc	3,714	53	Forum Energy Technologies Inc (a)	8,124	40
Knoll Inc	45,871	925	Frank's International NV (a)	258,537	1,471
Steelcase Inc	32,185	532	FTS International Inc (a)	70,635	576
		$3,803	Helix Energy Solutions Group Inc (a)	17,088	117
Oil & Gas - 2.99%			Hi-Crush Partners LP	84,700	368
Abraxas Petroleum Corp (a)	3,051	4	Independence Contract Drilling Inc (a)	3,314	11
Adams Resources & Energy Inc	287	11	Keane Group Inc (a)	165,658	1,670
Approach Resources Inc (a)	7,296	7	KLX Energy Services Holdings Inc (a)	2,085	54
Berry Petroleum Corp	140,503	1,657	Liberty Oilfield Services Inc	76,100	1,157
Bonanza Creek Energy Inc (a)	64,254	1,481	Matrix Service Co (a)	2,677	57
California Resources Corp (a)	3,450	69	McDermott International Inc (a)	20,033	177
Callon Petroleum Co (a)	445,131	3,622	MRC Global Inc (a)	2,963	46
Contango Oil & Gas Co (a)	179,603	679	Natural Gas Services Group Inc (a)	3,746	62
CVR Energy Inc	682	27	NCS Multistage Holdings Inc (a)	1,394	8
Delek US Holdings Inc	36,676	1,192	Newpark Resources Inc (a)	428,135	3,557
Denbury Resources Inc (a)	52,722	107	Nine Energy Service Inc (a)	16,394	393
Diamond Offshore Drilling Inc (a)	4,818	53	NOW Inc (a)	8,269	112
Earthstone Energy Inc (a)	260,050	1,568	Nuverra Environmental Solutions Inc (a)	261	4
Eclipse Resources Corp (a)	8,090	9	Oceaneering International Inc (a)	53,995	847
EXCO Resources Inc (a)	1	—	Oil States International Inc (a)	146,080	2,515
Goodrich Petroleum Corp (a)	494	7	PHI Inc (a)	12,720	42
Gulfport Energy Corp (a)	109,336	918	Pioneer Energy Services Corp (a)	8,525	13
Halcon Resources Corp (a)	9,250	15	ProPetro Holding Corp (a)	184,425	3,013
HighPoint Resources Corp (a)	192,500	539	RPC Inc	64,900	700
Isramco Inc (a)	85	9	Select Energy Services Inc (a)	139,337	1,185
Kosmos Energy Ltd (a)	1,118,296	5,737	Seventy Seven Energy Inc (a),(b),(c)	16,216	—
Laredo Petroleum Inc (a)	223,503	850	Smart Sand Inc (a)	376,185	956
Mammoth Energy Services Inc	49,800	1,102	Solaris Oilfield Infrastructure Inc	74,700	1,124
Matador Resources Co (a)	771	15	Superior Energy Services Inc (a)	15,333	60
Midstates Petroleum Co Inc (a)	28,191	273	TETRA Technologies Inc (a)	13,329	28
Murphy USA Inc (a)	13,592	1,000	Thermon Group Holdings Inc (a)	19,451	449
Noble Corp PLC (a)	18,597	61	US Silica Holdings Inc	2,339	32
Northern Oil and Gas Inc (a)	308,044	780	US Well Services Inc (a)	48,700	390
Oasis Petroleum Inc (a)	36,347	219			$26,314

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Packaging & Containers - 0.56%			Real Estate (continued)
Graphic Packaging Holding Co	380,050	$4,587	Safety Income & Growth Inc	1,048	$18
Greif Inc - Class A	27,648	1,078	Transcontinental Realty Investors Inc (a)	354	12
Greif Inc - Class B	599	27	Whitestone REIT	4,004	57
Multi-Color Corp	1,344	63			$1,856
UFP Technologies Inc (a)	4,004	132	REITs - 5.92%
		$5,887	Acadia Realty Trust	6,131	176
Pharmaceuticals - 0.88%			AG Mortgage Investment Trust Inc	11,557	208
Achaogen Inc (a)	506	1	Agree Realty Corp	3,841	254
Aclaris Therapeutics Inc (a)	630	4	Alexander & Baldwin Inc (a)	8,338	192
Adamas Pharmaceuticals Inc (a)	1,068	10	American Assets Trust Inc	27,378	1,175
Akebia Therapeutics Inc (a)	947	5	Anworth Mortgage Asset Corp	10,350	46
Akorn Inc (a)	7,616	29	Apollo Commercial Real Estate Finance Inc	14,019	255
Amphastar Pharmaceuticals Inc (a)	2,360	54	Arbor Realty Trust Inc	9,240	111
Anika Therapeutics Inc (a)	36,301	1,379	Ares Commercial Real Estate Corp	89,336	1,286
Aquestive Therapeutics Inc (a)	289	2	Armada Hoffler Properties Inc	3,690	55
Assertio Therapeutics Inc (a)	1,397	6	ARMOUR Residential REIT Inc	20,212	425
Athersys Inc (a)	779	1	Ashford Hospitality Trust Inc	8,558	42
Bellicum Pharmaceuticals Inc (a)	1,739	6	Blackstone Mortgage Trust Inc	11,915	411
BioScrip Inc (a)	10,719	39	Bluerock Residential Growth REIT Inc	2,446	25
Catalyst Biosciences Inc (a)	1,306	11	Braemar Hotels & Resorts Inc	12,588	140
Chimerix Inc (a)	18,692	44	Brandywine Realty Trust	135,750	2,043
Concert Pharmaceuticals Inc (a)	10,242	145	BRT Apartments Corp	1,285	17
Corium International Inc (a),(b)	454	—	Capstead Mortgage Corp	9,318	69
Corvus Pharmaceuticals Inc (a)	183	1	CareTrust REIT Inc	16,381	360
Cytokinetics Inc (a)	557	4	CatchMark Timber Trust Inc	27,736	255
Diplomat Pharmacy Inc (a)	963	14	CBL & Associates Properties Inc	16,662	41
Endo International PLC (a)	22,207	216	Cedar Realty Trust Inc	9,151	32
Immune Design Corp (a)	4,049	6	Chatham Lodging Trust	32,865	664
Intra-Cellular Therapies Inc (a)	4,218	51	Cherry Hill Mortgage Investment Corp	1,764	33
Lannett Co Inc (a)	3,013	22	Chesapeake Lodging Trust	19,215	547
Mallinckrodt PLC (a)	8,239	180	City Office REIT Inc	30,705	355
Melinta Therapeutics Inc (a)	3,970	3	Colony Capital Inc	276,814	1,680
Minerva Neurosciences Inc (a)	636	4	Colony Credit Real Estate Inc	97,442	1,628
Natural Grocers by Vitamin Cottage Inc (a)	4,332	59	Community Healthcare Trust Inc	1,856	61
Natural Health Trends Corp	46,463	762	CoreCivic Inc	354,986	7,054
Nature's Sunshine Products Inc (a)	906	7	CorEnergy Infrastructure Trust Inc	1,348	48
Owens & Minor Inc	5,794	44	CorePoint Lodging Inc	4,259	52
Phibro Animal Health Corp	3,437	107	Cousins Properties Inc	40,294	356
Portola Pharmaceuticals Inc (a)	453	12	DiamondRock Hospitality Co	76,415	777
PRA Health Sciences Inc (a)	39,575	4,194	Dynex Capital Inc	27,003	163
Prestige Consumer Healthcare Inc (a)	5,218	146	Easterly Government Properties Inc	3,416	61
Principia Biopharma Inc (a)	93	3	Essential Properties Realty Trust Inc	3,392	54
Proteostasis Therapeutics Inc (a)	613	2	Exantas Capital Corp	148,984	1,575
Ra Pharmaceuticals Inc (a)	1,397	29	First Industrial Realty Trust Inc	40,017	1,309
scPharmaceuticals Inc (a)	813	3	Four Corners Property Trust Inc	3,604	102
Spero Therapeutics Inc (a)	875	9	Franklin Street Properties Corp	21,837	162
Taro Pharmaceutical Industries Ltd	16,100	1,532	GEO Group Inc/The	78,933	1,779
Tetraphase Pharmaceuticals Inc (a)	5,800	7	Getty Realty Corp	13,379	429
Zogenix Inc (a)	803	35	Gladstone Commercial Corp	7,496	150
		$9,188	Gladstone Land Corp	1,555	19
Pipelines - 0.18%			Global Medical REIT Inc	2,340	22
Noble Midstream Partners LP	22,500	725	Global Net Lease Inc	5,493	107
Oasis Midstream Partners LP	38,600	731	Great Ajax Corp	33,655	435
PBF Logistics LP	17,184	377	Healthcare Realty Trust Inc	9,460	305
SemGroup Corp	6,020	96	Hersha Hospitality Trust	3,451	64
		$1,929	Independence Realty Trust Inc	6,657	70
Private Equity - 0.11%			Industrial Logistics Properties Trust	9,439	202
Kennedy-Wilson Holdings Inc	4,564	91	InfraREIT Inc	15,019	317
Victory Capital Holdings Inc (a)	98,039	1,069	Innovative Industrial Properties Inc	962	60
		$1,160	Invesco Mortgage Capital Inc	29,376	473
Real Estate - 0.18%			Investors Real Estate Trust	4,994	294
American Realty Investors Inc (a)	371	5	iStar Inc	7,075	68
Consolidated-Tomoka Land Co	369	23	Jernigan Capital Inc	2,030	44
Cushman & Wakefield PLC (a)	984	17	Kite Realty Group Trust	26,904	447
Farmland Partners Inc	3,389	19	KKR Real Estate Finance Trust Inc	6,647	137
Five Point Holdings LLC (a)	96,500	740	Ladder Capital Corp	11,223	194
Forestar Group Inc (a)	1,335	21	Lexington Realty Trust	25,006	240
Griffin Industrial Realty Inc	115	4	LTC Properties Inc	14,685	697
RE/MAX Holdings Inc	22,524	940	Mack-Cali Realty Corp	14,454	298

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Retail (continued)
MedEquities Realty Trust Inc	3,191	$37	Children's Place Inc/The	8,600	$832
Monmouth Real Estate Investment Corp	59,033	812	Chuy's Holdings Inc (a)	516	12
National Health Investors Inc	8,044	670	Citi Trends Inc	8,930	182
National Storage Affiliates Trust	177,254	5,158	Conn's Inc (a)	2,431	51
New Senior Investment Group Inc	8,198	44	Container Store Group Inc/The (a)	2,008	14
New York Mortgage Trust Inc	20,503	129	Del Taco Restaurants Inc (a)	3,257	34
NexPoint Residential Trust Inc	6,844	256	Denny's Corp (a)	1,179	21
NorthStar Realty Europe Corp	4,669	79	Dillard's Inc	13,023	870
Office Properties Income Trust	4,722	152	Dine Brands Global Inc	619	48
One Liberty Properties Inc	1,695	46	DSW Inc	39,389	1,074
Orchid Island Capital Inc	5,299	37	Dunkin' Brands Group Inc	68,075	4,656
Owens Realty Mortgage Inc	17,969	390	El Pollo Loco Holdings Inc (a)	2,129	35
Pebblebrook Hotel Trust	29,172	935	Express Inc (a)	15,231	80
Pennsylvania Real Estate Investment Trust	3,807	28	EZCORP Inc (a)	4,972	46
PennyMac Mortgage Investment Trust	104,664	2,119	Fiesta Restaurant Group Inc (a)	741	11
Physicians Realty Trust	13,907	252	FirstCash Inc	70,876	5,842
Piedmont Office Realty Trust Inc	55,120	1,067	Foundation Building Materials Inc (a)	1,599	15
PotlatchDeltic Corp	27,113	1,000	GameStop Corp	31,232	354
Preferred Apartment Communities Inc	3,917	62	Genesco Inc (a)	2,468	111
PS Business Parks Inc	2,060	299	GMS Inc (a)	379	7
QTS Realty Trust Inc	2,034	86	GNC Holdings Inc (a)	8,252	25
Ready Capital Corp	52,253	818	Group 1 Automotive Inc	28,161	1,719
Redwood Trust Inc	10,194	164	Guess? Inc	13,843	270
Retail Opportunity Investments Corp	13,044	229	Habit Restaurants Inc/The (a)	2,137	22
Rexford Industrial Realty Inc	10,119	340	Haverty Furniture Cos Inc	30,357	618
RLJ Lodging Trust	76,143	1,413	Hibbett Sports Inc (a)	74,722	1,222
RPT Realty	17,546	229	J Alexander's Holdings Inc (a)	1,687	15
Sabra Health Care REIT Inc	32,251	662	J. Jill Inc (a)	2,225	13
Saul Centers Inc	192	10	Jack in the Box Inc	7,436	602
Seritage Growth Properties	40,941	1,646	Kirkland's Inc (a)	1,379	14
Spirit MTA REIT	4,339	34	La-Z-Boy Inc	20,682	613
STAG Industrial Inc	7,468	206	Lithia Motors Inc	18,449	1,641
Summit Hotel Properties Inc	41,391	463	MarineMax Inc (a)	1,059	19
Sunstone Hotel Investors Inc	52,749	754	Movado Group Inc	44,502	1,422
Terreno Realty Corp	13,556	547	Office Depot Inc	574,687	1,695
Tier REIT Inc	7,232	170	Papa John's International Inc	918	39
Two Harbors Investment Corp	517,100	7,544	Party City Holdco Inc (a)	5,407	60
UMH Properties Inc	620	9	PC Connection Inc	48,349	1,602
Universal Health Realty Income Trust	129	9	Penske Automotive Group Inc	16,200	759
Urban Edge Properties	24,809	507	PetIQ Inc (a)	177	5
Urstadt Biddle Properties Inc	4,560	97	PetMed Express Inc	15,900	377
Washington Prime Group Inc	51,151	291	Red Robin Gourmet Burgers Inc (a)	1,349	43
Washington Real Estate Investment Trust	8,326	211	Regis Corp (a)	3,442	64
Western Asset Mortgage Capital Corp	4,961	47	Rite Aid Corp (a)	79,454	64
Xenia Hotels & Resorts Inc	36,878	692	RTW RetailWinds Inc (a)	2,779	9
		$61,900	Rush Enterprises Inc - Class A	43,217	1,653
Retail - 4.08%			Rush Enterprises Inc - Class B	335	13
Abercrombie & Fitch Co	26,806	581	Ruth's Hospitality Group Inc	4,190	97
American Eagle Outfitters Inc	35,824	757	Sally Beauty Holdings Inc (a)	10,080	174
America's Car-Mart Inc/TX (a)	414	29	Shoe Carnival Inc	1,139	42
Asbury Automotive Group Inc (a)	15,873	1,121	Signet Jewelers Ltd	16,794	410
Ascena Retail Group Inc (a)	17,965	44	Sonic Automotive Inc	95,392	1,459
AutoNation Inc (a)	29,800	1,155	Sportsman's Warehouse Holdings Inc (a)	71,910	370
Barnes & Noble Education Inc (a)	4,277	24	Suburban Propane Partners LP	66,137	1,534
Barnes & Noble Inc	6,295	38	Tile Shop Holdings Inc	34,880	265
Bassett Furniture Industries Inc	5,772	110	Tilly's Inc	18,714	226
Beacon Roofing Supply Inc (a)	1,342	49	Vera Bradley Inc (a)	39,805	356
Bed Bath & Beyond Inc	106,378	1,605	Wingstop Inc	1,659	109
Big Lots Inc	2,348	74	World Fuel Services Corp	42,053	1,046
Biglari Holdings Inc (a)	13	8	Zumiez Inc (a)	25,134	638
BJ's Wholesale Club Holdings Inc (a)	3,756	99			$42,639
BMC Stock Holdings Inc (a)	7,453	128	Savings & Loans - 2.83%
Brinker International Inc	1,466	59	BankFinancial Corp	6,980	105
Buckle Inc/The	23,258	404	Beneficial Bancorp Inc	23,786	371
Caleres Inc	5,042	150	Berkshire Hills Bancorp Inc	25,849	704
Cannae Holdings Inc (a)	5,260	102	Brookline Bancorp Inc	91,530	1,361
Carrols Restaurant Group Inc (a)	944	8	BSB Bancorp Inc/MA (a)	711	23
Cato Corp/The	17,500	260	Capitol Federal Financial Inc	126,785	1,632
Chico's FAS Inc	36,949	215	Community Bankers Trust Corp (a)	2,555	19

See accompanying notes.

Schedule of Investments SmallCap Value Fund II

January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Savings & Loans (continued)			Software (continued)
Dime Community Bancshares Inc	91,856	$1,812	Cision Ltd (a)	300,325	$3,724
Entegra Financial Corp (a)	720	17	Computer Programs & Systems Inc	599	16
ESSA Bancorp Inc	1,148	17	CSG Systems International Inc	38,493	1,392
First Defiance Financial Corp	3,209	91	Daily Journal Corp (a)	119	26
First Financial Northwest Inc	947	14	Domo Inc (a)	153	4
First Savings Financial Group Inc	294	15	Donnelley Financial Solutions Inc (a)	1,952	29
Flushing Financial Corp	58,004	1,286	Ebix Inc	21,300	1,217
FS Bancorp Inc	8,100	394	eGain Corp (a)	406	3
Greene County Bancorp Inc	150	5	Evolent Health Inc (a)	5,311	94
Hingham Institution for Savings	91	17	InnerWorkings Inc (a)	242,542	1,114
Home Bancorp Inc	826	29	ManTech International Corp/VA	8,442	476
HomeTrust Bancshares Inc	16,601	448	MicroStrategy Inc (a)	3,305	419
Investors Bancorp Inc	169,839	2,062	Monotype Imaging Holdings Inc	50,688	841
Malvern Bancorp Inc (a)	646	13	NextGen Healthcare Inc (a)	11,343	201
Meridian Bancorp Inc	97,945	1,550	PDF Solutions Inc (a)	2,677	28
MutualFirst Financial Inc	1,274	37	Progress Software Corp	15,253	553
Northfield Bancorp Inc	103,417	1,480	SecureWorks Corp (a)	823	19
Northwest Bancshares Inc	11,042	195	SendGrid Inc (a)	1,930	104
OceanFirst Financial Corp	38,209	918	SVMK Inc (a)	323	4
Oritani Financial Corp	107,813	1,818	Telenav Inc (a)	1,640	7
Pacific Premier Bancorp Inc	265,684	7,904	TiVo Corp	9,343	104
Provident Financial Services Inc	18,618	460	Verint Systems Inc (a)	24,146	1,168
Prudential Bancorp Inc	1,105	20	Workiva Inc (a)	2,660	111
Riverview Bancorp Inc	2,784	21			$12,045
SI Financial Group Inc	1,340	17	Storage & Warehousing - 0.00%
Southern Missouri Bancorp Inc	11,341	399	Mobile Mini Inc	481	18
Territorial Bancorp Inc	18,069	498	Supranational Bank - 0.00%
Timberland Bancorp Inc/WA	762	21	Banco Latinoamericano de Comercio Exterior SA	1,140	21
United Community Financial Corp/OH	5,127	49	Telecommunications - 1.71%
United Financial Bancorp Inc	50,271	744	Acacia Communications Inc (a)	7,507	327
Washington Federal Inc	73,026	2,124	ADTRAN Inc	20,234	295
Waterstone Financial Inc	36,954	581	ATN International Inc	3,812	284
WSFS Financial Corp	6,478	273	Calix Inc (a)	2,404	26
		$29,544	Casa Systems Inc (a)	120,971	1,408
Semiconductors - 2.72%			Ciena Corp (a)	23,935	912
Alpha & Omega Semiconductor Ltd (a)	2,192	26	Cincinnati Bell Inc (a)	4,632	39
Amkor Technology Inc (a)	86,772	694	Clearfield Inc (a)	587	7
Aquantia Corp (a)	88,861	783	CommScope Holding Co Inc (a)	77,400	1,618
Axcelis Technologies Inc (a)	3,210	67	Consolidated Communications Holdings Inc	5,355	57
AXT Inc (a)	4,255	18	DASAN Zhone Solutions Inc (a)	751	10
Cabot Microelectronics Corp	5,275	538	Digi International Inc (a)	79,356	941
CEVA Inc (a)	211	6	Extreme Networks Inc (a)	115,300	872
Cirrus Logic Inc (a)	42,103	1,564	Finisar Corp (a)	8,952	204
Cohu Inc	4,822	84	Frontier Communications Corp (a)	10,120	20
Cree Inc (a)	7,781	392	Harmonic Inc (a)	8,700	46
CTS Corp	24,756	702	Infinera Corp (a)	14,784	65
Diodes Inc (a)	67,285	2,263	Intelsat SA (a)	4,291	104
FormFactor Inc (a)	5,391	81	InterDigital Inc	7,875	573
Lattice Semiconductor Corp (a)	454,525	3,545	Iridium Communications Inc (a)	7,362	143
MACOM Technology Solutions Holdings Inc (a)	3,367	61	KVH Industries Inc (a)	1,795	20
MaxLinear Inc (a)	310,670	6,095	LogMeIn Inc	43,775	4,072
Nanometrics Inc (a)	6,276	192	Maxar Technologies Inc	6,037	34
Photronics Inc (a)	149,018	1,593	NeoPhotonics Corp (a)	3,421	25
Power Integrations Inc	35,675	2,355	NETGEAR Inc (a)	41,988	1,663
Rambus Inc (a)	7,948	72	pdvWireless Inc (a)	935	38
Semtech Corp (a)	5,034	244	Plantronics Inc	10,300	400
Sigma Designs Inc (a)	11,220	2	Preformed Line Products Co	6,571	364
Silicon Laboratories Inc (a)	67,325	5,150	Quantenna Communications Inc (a)	111,127	1,660
Synaptics Inc (a)	2,336	93	Ribbon Communications Inc (a)	207,912	1,160
Ultra Clean Holdings Inc (a)	147,287	1,747	RigNet Inc (a)	1,498	20
Xperi Corp	2,947	63	Spok Holdings Inc	6,535	91
		$28,430	ViaSat Inc (a)	4,245	266
Software - 1.15%			Viavi Solutions Inc (a)	11,744	130
ACI Worldwide Inc (a)	1,587	47	Windstream Holdings Inc (a)	5,171	16
Allscripts Healthcare Solutions Inc (a)	15,520	183			$17,910
American Software Inc/GA	1,221	14	Textiles - 0.03%
Avaya Holdings Corp (a)	8,039	136	Culp Inc	1,295	25
Avid Technology Inc (a)	1,584	8	UniFirst Corp/MA	2,314	320
Castlight Health Inc (a)	1,100	3			$345

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		PREFERRED STOCKS - 0.00%	Shares Held Value (000's)
Transportation - 1.39%			Investment Companies - 0.00%
ArcBest Corp	6,661	$250	Steel Partners Holdings LP 6.00%, 02/07/2026	507	$11
Ardmore Shipping Corp (a)	3,547	20	TOTAL PREFERRED STOCKS		$11
Atlas Air Worldwide Holdings Inc (a)	1,806	96	Total Investments		$1,045,354
Costamare Inc	5,380	27	Other Assets and Liabilities - 0.02%		261
Covenant Transportation Group Inc (a)	51,178	1,207	TOTAL NET ASSETS - 100.00%		$1,045,615
Daseke Inc (a)	4,523	19
Dorian LPG Ltd (a)	3,215	18
Eagle Bulk Shipping Inc (a)	4,975	20	(a) Non-income producing security
Echo Global Logistics Inc (a)	3,848	91	(b)	Fair value of these investments is determined in good faith by the Manager
Frontline Ltd/Bermuda (a)	7,841	40	under procedures established and periodically reviewed by the Board of
GasLog Ltd	4,144	74	Directors. Certain inputs used in the valuation may be unobservable; however,
Golar LNG Ltd	9,800	218	each security is evaluated individually for purposes of ASC 820 which results
Hoegh LNG Partners LP	66,000	1,165	in not all securities being identified as Level 3 of the fair value hierarchy. At
Hub Group Inc (a)	1,634	73	the end of the period, the fair value of these securities totaled $15 or 0.00% of
International Seaways Inc (a)	2,047	37	net assets.
Landstar System Inc	63,550	6,455	(c)	The value of these investments was determined using significant unobservable
Marten Transport Ltd	1,630	32	inputs.
Matson Inc	47,284	1,585	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Nordic American Tankers Ltd	13,401	28	Investment Company Act of 1940) or an affiliate as defined by the Investment
Overseas Shipholding Group Inc (a)	103,020	187	Company Act of 1940 (controls 5.0% or more of the outstanding voting
PAM Transportation Services Inc (a)	129	6	shares of the security). Please see affiliated sub-schedule for transactional
Radiant Logistics Inc	4,500	22	information.
Safe Bulkers Inc (a)	6,882	11	(e) Current yield shown is as of period end.
Schneider National Inc	36,900	784
Scorpio Bulkers Inc	5,975	27	Portfolio Summary (unaudited)
Scorpio Tankers Inc	3,485	65	Sector		Percent
SEACOR Holdings Inc (a)	11,363	471	Financial		33.31%
Ship Finance International Ltd	17,169	209	Industrial		14.94%
Teekay Tankers Ltd	20,075	20	Consumer, Non-cyclical		11.71%
Tidewater Inc (a)	2,805	60	Consumer, Cyclical		11.20%
US Xpress Enterprises Inc (a)	152,605	1,126	Technology		6.72%
USA Truck Inc (a)	283	5	Energy		6.38%
Werner Enterprises Inc	3,096	102	Utilities		4.60%
YRC Worldwide Inc (a)	2,812	18	Communications		4.43%
		$14,568	Investment Companies		3.67%
Trucking & Leasing - 0.19%			Basic Materials		2.83%
GATX Corp	2,899	219	Domestic Equity Funds		0.12%
General Finance Corp (a)	966	9	Diversified		0.07%
Greenbrier Cos Inc/The	41,082	1,743	Government		0.00%
Willis Lease Finance Corp (a)	353	13	Other Assets and Liabilities		0.02%
		$1,984	TOTAL NET ASSETS		100.00%
Water - 0.28%
American States Water Co	6,509	441
Artesian Resources Corp	9,961	353
California Water Service Group	27,500	1,362
Connecticut Water Service Inc	2,734	185
Consolidated Water Co Ltd	3,057	40
Middlesex Water Co	172	10
PICO Holdings Inc (a)	2,204	21
SJW Group	5,929	355
York Water Co/The	6,072	200
		$2,967
TOTAL COMMON STOCKS		$1,005,763
INVESTMENT COMPANIES - 3.79%	Shares Held Value (000's)
Exchange-Traded Funds - 1.56%
iShares Russell 2000 Value ETF	137,175	16,361
Money Market Funds - 2.11%
Principal Government Money Market Fund	22,013,916	22,014
2.32%(d),(e)
Principal Exchange-Traded Funds - 0.12%
Principal U.S. Small-Cap Multi-Factor Index	39,506	1,205
ETF (d)
TOTAL INVESTMENT COMPANIES		$39,580

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2019 (unaudited)

Affiliated Securities	October 31, 2018			Purchases	Sales	January 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.32%			$35,811	$84,522	$98,319	$22,014
Principal U.S. Small-Cap Multi-Factor Index ETF			—	1,240	—	1,205
			$35,811	$85,762	$98,319	$23,219

			Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.32%	$145	$	— $		— $	—
Principal U.S. Small-Cap Multi-Factor Index ETF	6		—		—	(35)
	$151	$	— $		— $	(35)
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2019	Long		66	$4,951		$208
Total						$208

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments Tax-Exempt Bond Fund January 31, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 102.22%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Alabama - 2.78%			California (continued)
Birmingham Airport Authority (credit support			Riverside Community Properties Development
from AGM)			Inc
5.25%, 07/01/2030(a)	$1,000	$1,039	6.00%, 10/15/2038	$1,150	$1,380
Lower Alabama Gas District/The			Sacramento Area Flood Control Agency (credit
5.00%, 09/01/2034	3,500	4,080	support from BAM)
5.00%, 09/01/2046	4,500	5,247	5.00%, 10/01/2039(a)	1,340	1,500
Selma Industrial Development Board			San Diego Unified School District/CA
6.25%, 11/01/2033	700	720	0.00%, 07/01/2032(e)	5,000	3,228
		$11,086	Southern California Public Power Authority
Alaska - 0.38%			5.00%, 11/01/2028	2,200	2,545
Borough of Matanuska-Susitna AK (credit			5.25%, 07/01/2028	1,000	1,079
support from AGC)			State of California
5.50%, 09/01/2023(a)	1,500	1,533	5.00%, 08/01/2028	2,000	2,474
Arizona - 2.34%			University of California
Chandler Industrial Development Authority			5.75%, 05/15/2025	1,380	1,396
2.70%, 12/01/2037(b)	1,300	1,309	West Contra Costa Unified School District
City of Phoenix Civic Improvement Corp			5.25%, 08/01/2033	1,000	1,140
5.00%, 07/01/2034	1,000	1,014			$44,557
Navajo Nation			Colorado - 2.84%
5.50%, 12/01/2030(c)	1,240	1,368	City & County of Denver CO Airport System
Salt Verde Financial Corp			Revenue
5.00%, 12/01/2032	4,805	5,624	5.00%, 12/01/2036	3,500	4,281
		$9,315	Denver Convention Center Hotel Authority
California - 11.19%			5.00%, 12/01/2036	1,000	1,092
Alum Rock Union Elementary School District			Dominion Water & Sanitation District
5.25%, 08/01/2043	1,000	1,115	5.25%, 12/01/2027	1,500	1,590
California Health Facilities Financing Authority			Eagle County Airport Terminal Corp
5.00%, 11/15/2046(d)	1,691	1,862	5.00%, 05/01/2033	2,000	2,216
California Municipal Finance Authority			Platte River Power Authority
4.00%, 12/31/2047	2,000	1,966	5.00%, 06/01/2026	1,135	1,147
5.00%, 05/15/2033	1,000	1,134	Regional Transportation District
5.00%, 05/15/2034	600	677	6.00%, 01/15/2041	450	458
California Pollution Control Financing Authority			6.50%, 01/15/2030	500	508
4.30%, 07/01/2040	2,000	2,092			$11,292
California Statewide Communities Development			Connecticut - 1.71%
Authority			Mohegan Tribal Finance Authority
6.25%, 11/15/2019(c)	100	103	7.00%, 02/01/2045(c)	5,500	5,589
6.63%, 11/15/2024(c)	500	516	State of Connecticut (credit support from ACA)
California Statewide Communities Development			6.60%, 07/01/2024(a)	1,215	1,219
Authority (credit support from FHA INS)					$6,808
6.63%, 08/01/2029(a)	890	912	District of Columbia - 0.90%
California Statewide Communities Development			District of Columbia
Authority (credit support from GNMA COLL)			5.00%, 12/01/2023	1,785	1,833
4.90%, 07/20/2039(a)	500	514	5.00%, 12/01/2024	715	734
City of Los Angeles Department of Airports			6.38%, 10/01/2034	1,000	1,030
5.00%, 05/15/2028	2,000	2,408			$3,597
5.00%, 05/15/2035	1,500	1,561	Florida - 3.49%
5.00%, 05/15/2044(d)	5,150	5,767	Canaveral Port Authority
City of Vernon CA Electric System Revenue			5.00%, 06/01/2048	1,000	1,102
5.13%, 08/01/2021	230	234	City of Lakeland FL Department of Electric
5.13%, 08/01/2021	340	345	Utilities
Golden State Tobacco Securitization Corp			5.25%, 10/01/2036	1,000	1,267
5.30%, 06/01/2037	1,000	999	Collier County Health Facilities Authority
Lancaster Redevelopment Agency Successor			5.00%, 05/01/2043	3,500	3,796
Agency			Escambia County Health Facilities
6.50%, 08/01/2029	580	594	Authority (credit support from AMBAC)
Los Angeles Unified School District/CA			5.95%, 07/01/2020(a)	10	10
5.00%, 07/01/2029	1,000	1,013	Greater Orlando Aviation Authority
Metropolitan Water District of Southern			5.00%, 10/01/2047(d)	7,001	7,708
California					$13,883
5.00%, 07/01/2029	1,150	1,166	Georgia - 1.21%
Oakland Unified School District/Alameda County			Atlanta Development Authority
5.00%, 08/01/2034	2,210	2,559	6.75%, 01/01/2035	2,000	1,878
Port of Los Angeles			7.00%, 01/01/2040	2,000	1,905
5.00%, 08/01/2031	1,240	1,259	City of Atlanta GA Water & Wastewater Revenue
Richmond Joint Powers Financing Authority			6.00%, 11/01/2027	1,000	1,032
6.25%, 07/01/2024	1,000	1,019			$4,815

See accompanying notes.

     Schedule of Investments Tax-Exempt Bond Fund January 31, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Idaho - 0.55%			Kentucky (continued)
Idaho Health Facilities Authority			Kentucky State Property & Building
6.65%, 02/15/2021(b)	$2,000	$2,196	Commission (credit support from AGC)
Illinois - 14.83%			5.25%, 02/01/2025(a)	$885	$885
Chicago O'Hare International Airport			5.25%, 02/01/2025(a)	115	115
4.00%, 01/01/2044	1,500	1,500	Paducah Electric Plant Board (credit support
5.00%, 01/01/2052	1,500	1,603	from AGC)
5.25%, 01/01/2036	2,000	2,277	5.25%, 10/01/2035(a)	1,500	1,509
5.25%, 01/01/2037	4,000	4,536			$5,707
City of Chicago IL			Louisiana - 2.19%
5.25%, 01/01/2029	2,000	2,119	Lafayette Public Trust Financing
6.00%, 01/01/2038	2,965	3,310	Authority (credit support from AGM)
7.13%, 03/15/2022	300	300	5.25%, 10/01/2030(a)	1,000	1,058
7.46%, 02/15/2026	659	480	Louisiana Local Government Environmental
City of Chicago IL Wastewater Transmission			Facilities & Community Development Authority
Revenue			3.50%, 11/01/2032	3,000	2,867
5.00%, 01/01/2030	1,000	1,108	5.50%, 11/01/2039(c)	3,270	3,321
5.00%, 01/01/2032	1,000	1,101	Louisiana Public Facilities Authority
5.00%, 01/01/2033	2,000	2,196	0.00%, 07/01/2039(e)	417	—
City of Chicago IL Waterworks Revenue			0.00%, 07/01/2039(e)	659	—
5.00%, 11/01/2028	1,000	1,115	Louisiana Public Facilities Authority (credit
County of Cook IL Sales Tax Revenue			support from FNMA)
5.25%, 11/15/2036	1,520	1,743	0.00%, 12/01/2019(a),(e)	1,500	1,476
Illinois Finance Authority					$8,722
4.38%, 12/01/2042	1,400	1,366	Maine - 0.46%
5.38%, 08/15/2024	500	510	Finance Authority of Maine
5.75%, 08/15/2030	1,050	1,072	4.38%, 08/01/2035(b),(c)	1,800	1,813
6.00%, 03/01/2038	1,540	1,545	Maryland - 0.28%
6.25%, 11/15/2035	650	673	Maryland Economic Development Corp
6.25%, 11/15/2035	350	361	5.75%, 06/01/2035	545	574
Illinois State Toll Highway Authority			Maryland Health & Higher Educational Facilities
5.00%, 12/01/2032	5,200	5,878	Authority
5.00%, 01/01/2040(d)	2,000	2,205	6.00%, 07/01/2041	500	549
5.25%, 01/01/2030	1,000	1,029			$1,123
Metropolitan Pier & Exposition Authority			Massachusetts - 2.09%
5.00%, 06/15/2057	700	720	Commonwealth of Massachusetts
Metropolitan Pier & Exposition Authority (credit			5.00%, 01/01/2042	1,940	2,212
support from NATL)			Massachusetts Bay Transportation Authority
5.50%, 06/15/2029(a)	2,410	2,736	5.25%, 07/01/2028	2,000	2,516
Metropolitan Water Reclamation District of			Massachusetts Development Finance Agency
Greater Chicago			5.75%, 12/01/2042(b)	1,000	1,010
5.00%, 12/01/2028	5,000	5,814	Massachusetts Educational Financing Authority
Sales Tax Securitization Corp			4.90%, 07/01/2028	1,495	1,564
5.00%, 01/01/2048	3,000	3,225	Massachusetts State College Building
State of Illinois			Authority (credit support from ST APPROP)
5.00%, 10/01/2033	4,000	4,213	5.50%, 05/01/2039(a)	1,000	1,010
5.50%, 07/01/2027	3,410	3,650			$8,312
United City of Yorkville IL
5.75%, 03/01/2028	500	494	Michigan - 0.66%
Village of Gilberts IL Special Service Area No 24			City of Detroit MI Sewage Disposal System
5.38%, 03/01/2034	149	141	Revenue (credit support from AGM)
		$59,020	7.00%, 07/01/2027(a)	1,500	1,532
			Wayne County Airport Authority
Indiana - 1.15%			5.00%, 12/01/2045	1,000	1,109
Indiana Finance Authority					$2,641
1.60%, 11/01/2037(b)	3,000	3,000
1.70%, 12/01/2039(b)	800	800	Minnesota - 1.51%
Town of Shoals IN			City of Minneapolis MN/St Paul Housing &
7.25%, 11/01/2043	700	769	Redevelopment Authority (credit support from
		$4,569	AGM)
Kansas - 0.26%			1.67%, 08/15/2025(a),(b)	4,000	4,000
Kansas Development Finance Authority			City of Rochester MN
5.50%, 11/15/2029	20	21	5.00%, 11/15/2034	1,600	2,016
5.50%, 11/15/2029	980	1,006			$6,016
		$1,027	Missouri - 1.74%
Kentucky - 1.43%			City of St Louis MO Airport Revenue (credit
Kentucky Public Energy Authority			support from NATL)
4.00%, 01/01/2049(b)	3,000	3,198	5.50%, 07/01/2028(a)	1,500	1,879

See accompanying notes.

     Schedule of Investments Tax-Exempt Bond Fund January 31, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Missouri (continued)			New York (continued)
Health & Educational Facilities Authority of the			New York Counties Tobacco Trust VI
State of Missouri			5.00%, 06/01/2031	$215	$234
4.25%, 12/01/2042(c)	$3,000	$2,956	5.00%, 06/01/2036	740	788
5.00%, 02/01/2034(f)	1,000	1,085	5.00%, 06/01/2041	400	420
Maryland Heights Industrial Development			New York Liberty Development Corp
Authority			5.00%, 11/15/2031	1,000	1,073
5.00%, 03/15/2049	1,000	988	5.00%, 09/15/2040	1,000	1,084
		$6,908	New York Liberty Development Corp (credit
Montana - 0.65%			support from GO OF AUTH)
Montana Facility Finance Authority			5.00%, 12/15/2041(a)	1,000	1,075
4.13%, 07/01/2038	2,650	2,596	New York State Dormitory Authority (credit
Nebraska - 0.25%			support from AGC ST AID WITHHLDG)
Municipal Energy Agency of Nebraska (credit			5.00%, 10/01/2023(a)	1,860	1,902
support from BHAC)			5.00%, 10/01/2023(a)	140	143
5.13%, 04/01/2029(a)	1,000	1,006	New York Transportation Development Corp
Nevada - 2.88%			5.00%, 08/01/2021	3,500	3,695
County of Clark Department of Aviation			5.00%, 01/01/2036	3,200	3,557
5.13%, 07/01/2034	1,000	1,026	5.25%, 01/01/2050	3,125	3,322
Las Vegas Convention & Visitors Authority			Niagara Area Development Corp
5.00%, 07/01/2043(d)	5,606	6,270	4.75%, 11/01/2042(c)	1,000	971
Las Vegas Redevelopment Agency			Tompkins County Development Corp
5.00%, 06/15/2040	3,850	4,168	5.00%, 07/01/2027	115	116
		$11,464	Westchester County Local Development Corp
			5.00%, 11/01/2046	2,400	2,545
New Hampshire - 0.49%					$44,737
New Hampshire Business Finance Authority
4.00%, 11/01/2027(c)	1,000	985	North Carolina - 1.70%
4.88%, 11/01/2042(c)	1,000	981	City of Raleigh NC Combined Enterprise System
		$1,966	Revenue
			5.00%, 03/01/2031	1,000	1,068
New Jersey - 5.00%			North Carolina Medical Care Commission
Casino Reinvestment Development Authority			5.00%, 10/01/2047	1,000	1,039
5.25%, 11/01/2039	750	798	North Carolina Turnpike Authority
New Jersey Economic Development Authority			5.00%, 01/01/2040	4,200	4,649
4.00%, 07/01/2032	805	803			$6,756
5.00%, 09/01/2034	1,000	1,019
5.75%, 04/01/2031	1,005	1,097	Ohio - 5.57%
5.75%, 06/01/2031	550	579	American Municipal Power Inc
New Jersey Transportation Trust Fund Authority			5.25%, 02/15/2033	2,575	2,794
5.25%, 06/15/2032	2,000	2,166	Buckeye Tobacco Settlement Financing Authority
5.25%, 06/15/2034	2,250	2,434	6.00%, 06/01/2042	2,000	1,917
South Jersey Port Corp			Buckeye Tobacco Settlement Financing
5.00%, 01/01/2042	2,500	2,655	Authority (credit support from BUCKEYE OHIO
5.00%, 01/01/2048	3,000	3,172	TOB SETTLEMENT)
Tobacco Settlement Financing Corp/NJ			5.75%, 06/01/2034(a)	4,400	4,112
5.00%, 06/01/2046	5,000	5,169	City of Cincinnati OH
		$19,892	5.00%, 12/01/2032	815	901
			Cleveland-Cuyahoga County Port Authority
New York - 11.24%			5.50%, 12/01/2053	1,600	1,754
Brooklyn Arena Local Development Corp			County of Hamilton OH
6.38%, 07/15/2043	1,400	1,463	5.00%, 01/01/2036	1,435	1,482
Hudson Yards Infrastructure Corp			5.00%, 01/01/2046	2,500	2,547
5.75%, 02/15/2047	1,585	1,715	Ohio Air Quality Development Authority
5.75%, 02/15/2047	915	983	3.75%, 12/01/2023(b)	2,000	1,590
Metropolitan Transportation Authority			4.25%, 01/15/2038(c)	1,000	995
5.25%, 11/15/2030	1,500	1,543	4.50%, 01/15/2048(c)	850	856
New York City Industrial Development			Ohio Higher Educational Facility Commission
Agency (credit support from AGC)			1.60%, 01/01/2043(b)	3,200	3,200
6.13%, 01/01/2029(a)	1,000	1,003	State of Ohio
New York City Transitional Finance Authority			3.25%, 01/01/2035	20	20
Future Tax Secured Revenue					$22,168
1.63%, 08/01/2042(b)	4,100	4,100
New York City Water & Sewer System			Oklahoma - 0.49%
1.62%, 06/15/2050(b)	3,000	3,000	Oklahoma Development Finance Authority
1.63%, 06/15/2035(b)	4,000	4,000	5.25%, 08/15/2043	1,085	1,187
1.63%, 06/15/2045(b)	4,000	4,000	Tulsa Airports Improvement Trust
4.00%, 06/15/2037	1,900	2,005	5.00%, 06/01/2035(b)	700	756
					$1,943
			Oregon - 0.69%
			Oregon State Business Development Commission
			6.50%, 04/01/2031(c)	1,000	982

See accompanying notes.

     Schedule of Investments Tax-Exempt Bond Fund January 31, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Oregon (continued)			Texas (continued)
State of Oregon			Texas Private Activity Bond Surface
5.00%, 05/01/2020	$1,685	$1,754	Transportation Corp
		$2,736	7.00%, 12/31/2038	$1,000		$1,156
Pennsylvania - 2.55%						$28,231
Blythe Township Solid Waste Authority			Utah - 2.17%
7.75%, 12/01/2037	1,000	1,060	Utah Infrastructure Agency
Commonwealth Financing Authority			5.00%, 10/15/2028	1,000		1,089
5.00%, 06/01/2032	3,000	3,419	5.00%, 10/15/2034	4,385		4,664
5.00%, 06/01/2033	2,000	2,262	5.00%, 10/15/2037	1,500		1,576
Pennsylvania Economic Development Financing			5.38%, 10/15/2040	1,200		1,295
Authority						$8,624
6.00%, 06/01/2031	500	500	Virginia - 0.88%
Pennsylvania Turnpike Commission			County of Botetourt VA
5.00%, 12/01/2036	1,725	1,912	6.00%, 07/01/2034	1,000		1,073
5.75%, 12/01/2028	175	188	6.00%, 07/01/2044	1,000		1,067
5.75%, 12/01/2028	245	263	Roanoke Economic Development Authority
6.00%, 12/01/2034	80	86	6.63%, 12/01/2044	1,295		1,381
6.00%, 12/01/2034	355	382				$3,521
6.00%, 12/01/2034	65	70	Washington - 0.76%
		$10,142	FYI Properties
South Carolina - 0.65%			5.50%, 06/01/2039	1,000		1,011
South Carolina Jobs-Economic Development			Washington Health Care Facilities Authority
Authority			7.38%, 03/01/2038	1,000		1,004
5.25%, 11/15/2047	1,500	1,570	Washington Higher Education Facilities Authority
South Carolina Jobs-Economic Development			5.63%, 10/01/2040	1,000		1,025
Authority (credit support from AGC)						$3,040
5.38%, 02/01/2029(a)	1,000	1,000	West Virginia - 0.32%
		$2,570	West Virginia Hospital Finance Authority
South Dakota - 0.38%			5.50%, 06/01/2034	1,250		1,265
Oglala Sioux Tribe			Wisconsin - 2.83%
5.75%, 10/01/2025(c)	1,500	1,503	City of Superior WI (credit support from GO OF
Tennessee - 1.64%			CORP)
Metropolitan Government Nashville & Davidson			5.38%, 11/01/2021(a)	750		752
County Health & Educational Facs Bd			Public Finance Authority
5.00%, 07/01/2040	5,965	6,532	4.00%, 08/01/2035	1,580		1,485
Texas - 7.09%			5.00%, 12/01/2025(c)	3,000		3,261
Capital Area Cultural Education Facilities Finance			5.00%, 09/30/2037	500		548
Corp			5.00%, 10/01/2048(c)	1,500		1,507
6.13%, 04/01/2045(b)	1,000	1,037	5.25%, 04/01/2030	1,400		1,466
Central Texas Regional Mobility Authority			State of Wisconsin (credit support from ST
5.00%, 01/01/2048	2,740	3,023	APPROP)
Central Texas Turnpike System			5.38%, 05/01/2025(a)	125		126
5.00%, 08/15/2031	1,285	1,401	5.38%, 05/01/2025(a)	875		883
City of Houston TX Airport System Revenue			Wisconsin Health & Educational Facilities
5.00%, 07/01/2029	2,000	2,182	Authority
Harris County Industrial Development Corp			6.38%, 02/15/2029	500		501
5.00%, 02/01/2023	400	411	6.63%, 02/15/2039	720		721
Harris County-Houston Sports Authority						$11,250
5.00%, 11/15/2030	3,000	3,381	TOTAL MUNICIPAL BONDS			$406,882
Metropolitan Transit Authority of Harris County			Total Investments			$406,882
5.00%, 11/01/2033	2,435	2,816	Liability for Floating Rate Notes Issued in Conjunction with
North Texas Tollway Authority			Securities Held - (3.22)%
5.00%, 01/01/2045	1,000	1,102	Notes with an interest rate of 1.43% - 1.63% at	$(12,823	) $	(12,823)
Port Beaumont Navigation District			January 31, 2019 and contractual maturity of
7.25%, 02/01/2036(b),(c)	4,500	4,649	collateral from 2023-2026.(g)
Sea Breeze Public Facility Corp			Total Net Investments			$394,059
6.50%, 01/01/2046	100	102	Other Assets and Liabilities - 1.00%			3,971
Tarrant County Cultural Education Facilities			TOTAL NET ASSETS - 100.00%			$398,030
Finance Corp
5.00%, 11/15/2037	2,060	2,214
6.00%, 11/15/2027	2,250	2,443
Texas A&M University
5.00%, 05/15/2027	1,000	1,009
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12/15/2026	1,135	1,305

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2019 (unaudited)

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $32,356 or 8.13% of net assets.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(e)	Non-income producing security
(f)	Security purchased on a when-issued basis.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2019.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	74.41%
Insured	8.77%
Prerefunded	8.29%
General Obligation Unlimited	8.13%
Tax Allocation	1.05%
General Obligation Limited	0.56%
Special Tax	0.54%
Special Assessment	0.28%
Certificate Participation	0.19%
Liability For Floating Rate Notes Issued	(3.22)%
Other Assets and Liabilities	1.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedule of Investments

January 31, 2019 (unaudited)

Currency Abbreviations ARS AUD BRL CAD CHF CLP CNH CNY COP CZK EGP EUR GBP HKD HUF IDR INR JPY KRW KZT MXN MYR NZD PEN PLN RON RUB TRY USD/$ UYU ZAR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Chinese Renminbi

Colombian Peso

Czech Koruna

Egyptian Pound

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Indian Rupee

Japanese Yen

South Korean Won

Kazakhstani Tenge

Mexican Peso

Malaysian Ringgit

New Zealand Dollar

Peruvian Nuevo Sol

Polish Zloty

Romanian New Leu

Russian Ruble

Turkish Lira

United States Dollar

Uruguayan Peso

South African Rand

See accompanying notes.

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, HighYield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Government Money Market Fund, Money Market Fund, Principal Lifetime Funds, Principal Lifetime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.

Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.). Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Investment Companies	$59	$—	$—	$59
Municipal Bonds*	—	404,504	—	404,504
Total investments in securities $	59	$404,504	$—	$404,563

Core Plus Bond Fund
Bonds*	—	1,904,253	15,699	1,919,952
Common Stocks
Consumer, Cyclical	—	—	174	174
Energy	916	—	—	916
Investment Companies	154,277	—	—	154,277
Preferred Stocks
Communications	1,303	—	—	1,303
Consumer, Cyclical	—	—	61	61
Consumer, Non-cyclical	—	148	—	148
Government	—	3,500	—	3,500
Senior Floating Rate Interests*	—	60,681	—	60,681
U.S. Government & Government Agency Obligations*	—	1,251,101	—	1,251,101
Total investments in securities $	156,496	$3,219,683	$15,934	$3,392,113
Assets
Foreign Exchange Contracts
Foreign Currency Contracts	—	353	—	353
Interest Rate Contracts
Futures**	1,857	—	—	1,857
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps**	—	(2,327)	—	(2,327)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(286)	—	(286)
Interest Rate Contracts
Futures**	(746)	—	—	(746)

Diversified International Fund
Common Stocks
Basic Materials	67,213	419,777	—	486,990
Communications	47,574	595,094	—	642,668
Consumer, Cyclical	230,678	1,649,169	—	1,879,847
Consumer, Non-cyclical	123,054	1,778,716	—	1,901,770
Energy	123,077	671,533	—	794,610
Financial	506,829	2,409,699	—	2,916,528
Industrial	184,855	713,721	—	898,576
Technology	—	881,697	—	881,697
Utilities	—	214,373	—	214,373
Investment Companies	429,625	—	—	429,625
Preferred Stocks
Diversified	—	55,374	—	55,374
Total investments in securities $	1,712,905	$9,389,153	$—	$11,102,058

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Equity Income Fund
Common Stocks*	$6,876,522	$—	$—	$6,876,522
Investment Companies	106,908	—	—	106,908
Total investments in securities $	6,983,430	$—	$—	$6,983,430

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds*	—	33,669	—	33,669
Convertible Bonds*	—	1,318	—	1,318
U.S. Government & Government Agency Obligations*	—	2,194	—	2,194
Total investments in securities $	—	$37,181	$—	$37,181
Assets
Foreign Exchange Contracts
Foreign Currency Contracts	—	165	—	165
Interest Rate Contracts
Total Return Swaps	—	36	—	36
Liabilities
Credit Contracts
Credit Default Swaps	—	(39)	—	(39)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(232)	—	(232)
Interest Rate Contracts
Total Return Swaps	—	(24)	—	(24)

Global Diversified Income Fund
Bonds*	—	5,243,455	105,024	5,348,479
Common Stocks
Basic Materials	9,803	22,092	39,347	71,242
Communications	111,926	8,641	—	120,567
Consumer, Cyclical	31,325	35,145	8,319	74,789
Consumer, Non-cyclical	38,813	13,543	—	52,356
Diversified	—	293	—	293
Energy	160,390	25,486	193	186,069
Financial	266,741	164,742	—	431,483
Industrial	13,115	20,536	—	33,651
Technology	20,658	7,791	—	28,449
Utilities	195,009	2,080	—	197,089
Convertible Bonds*	—	2,159	—	2,159
Convertible Preferred Stocks
Financial	5,092	—	—	5,092
Credit Linked Structured Notes*	—	20,374	2,521	22,895
Investment Companies	351,099	—	—	351,099
Preferred Stocks
Communications	3,430	2,195	—	5,625
Consumer, Non-cyclical	—	993	—	993
Financial	30,730	10,854	—	41,584
Government	—	5,928	—	5,928
Utilities	8,259	—	—	8,259
Senior Floating Rate Interests*	—	548,729	35,440	584,169
U.S. Government & Government Agency Obligations*	—	3,954	—	3,954
Total investments in securities $	1,246,390	$6,138,990	$190,844	$7,576,224
Assets
Foreign Exchange Contracts
Foreign Currency Contracts	—	4,509	—	4,509
Liabilities
Credit Contracts
Credit Default Swaps	—	(6)	—	(6)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(677)	—	(677)
Currency Swaps	—	(664)	—	(664)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	(98)	—	(98)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	77,728	63,235	—	140,963
Diversified	—	1,495	—	1,495

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Real Estate Securities Fund
Financial	$1,671,347	$1,415,193	$—	$3,086,540
Technology	41,759	—	—	41,759
Investment Companies	55,455	—	—	55,455
Total investments in securities $	1,846,289	$1,479,923	$—	$3,326,212

Government & High Quality Bond Fund
Bonds*	—	431,859	—	431,859
Investment Companies	4,078	—	—	4,078
U.S. Government & Government Agency Obligations*	—	1,001,791	—	1,001,791
Total investments in securities $	4,078	$1,433,650	$—	$1,437,728
Government Money Market Fund
Bonds*	—	1,885,286	—	1,885,286
Investment Companies	284,400	—	—	284,400
U.S. Government & Government Agency Obligations*	—	164,913	—	164,913
Repurchase Agreements*	—	865,000	—	865,000
Total investments in securities $	284,400	$2,915,199	$—	$3,199,599
High Yield Fund
Bonds*	—	2,451,712	—	2,451,712
Common Stocks
Consumer, Cyclical	—	—	3,027	3,027
Energy	11,692	—	—	11,692
Convertible Bonds*	—	3	—	3
Investment Companies	103,131	—	—	103,131
Preferred Stocks
Consumer, Cyclical	—	—	1,064	1,064
Consumer, Non-cyclical	—	1,835	—	1,835
Senior Floating Rate Interests*	—	280,802	—	280,802
U.S. Government & Government Agency Obligations*	—	24,428	—	24,428
Total investments in securities $	114,823	$2,758,780	$4,091	$2,877,694
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps**	—	547	—	547

High Yield Fund I
Bonds*	—	2,999,802	17,847	3,017,649
Common Stocks
Communications	—	—	—	—
Consumer, Cyclical	—	—	2,174	2,174
Energy	—	16	—	16
Utilities	—	—	127	127
Investment Companies	122,160	—	—	122,160
Preferred Stocks
Communications	—	—	13	13
Senior Floating Rate Interests*	—	496,245	—	496,245
Total investments in securities $	122,160	$3,496,063	$20,161	$3,638,384
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps**	—	257	—	257

Income Fund
Bonds*	—	1,854,373	—	1,854,373
Common Stocks
Energy	6,744	—	—	6,744
Financial	—	—	—	—
Industrial	—	—	28,144	28,144
Utilities	—	—	3,244	3,244
Investment Companies	27,482	—	—	27,482
Senior Floating Rate Interests*	—	20,067	—	20,067
U.S. Government & Government Agency Obligations*	—	952,360	—	952,360
Total investments in securities $	34,226	$2,826,800	$31,388	$2,892,414

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Inflation Protection Fund
Bonds*	$—	$145,001	$—	$145,001
Investment Companies	38,391	—	—	38,391
U.S. Government & Government Agency Obligations*	—	1,406,327	—	1,406,327
Purchased Interest Rate Swaptions	—	5,449	—	5,449
Purchased Capped Options	—	55	—	55
Purchased Options	142	—	—	142
Total investments in securities $	38,533	$1,556,832	$—	$1,595,365
Assets
Foreign Exchange Contracts
Foreign Currency Contracts	—	936	—	936
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	6,674	—	6,674
Futures**	493	—	—	493
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts	—	(3,315)	—	(3,315)
Interest Rate Contracts
Capped Options	—	(6)	—	(6)
Exchange Cleared Interest Rate Swaps**	—	(10,599)	—	(10,599)
Futures**	(3,274)	—	—	(3,274)
Interest Rate Swaptions	—	(6,628)	—	(6,628)
Written Options	(107)	—	—	(107)

International Emerging Markets Fund
Common Stocks
Basic Materials	—	41,309	—	41,309
Communications	54,465	92,877	—	147,342
Consumer, Cyclical	11,016	47,578	—	58,594
Consumer, Non-cyclical	5,678	40,954	—	46,632
Diversified	—	2,207	—	2,207
Energy	—	73,139	—	73,139
Financial	22,946	195,899	—	218,845
Industrial	—	42,073	—	42,073
Technology	—	109,153	—	109,153
Utilities	—	12,117	—	12,117
Investment Companies	879	—	—	879
Preferred Stocks
Diversified	—	9,321	—	9,321
Energy	—	4,740	—	4,740
Financial	—	11,512	—	11,512
Total investments in securities $	94,984	$682,879	$—	$777,863

International Fund I
Common Stocks
Basic Materials	1,954	36,735	—	38,689
Communications	10,515	10,727	—	21,242
Consumer, Cyclical	5,553	50,246	—	55,799
Consumer, Non-cyclical	—	39,742	—	39,742
Energy	2,174	26,291	—	28,465
Financial	4,638	72,842	—	77,480
Industrial	3,415	38,911	—	42,326
Technology	12,956	26,905	—	39,861
Utilities	—	7,907	—	7,907
Investment Companies	12,758	—	—	12,758
Total investments in securities $	53,963	$310,306	$—	$364,269

LargeCap Growth Fund
Common Stocks*	527,610	—	—	527,610
Investment Companies	13,624	—	—	13,624
Total investments in securities $	541,234	$—	$—	$541,234

LargeCap Growth Fund I
Common Stocks
Basic Materials	131,859	—	—	131,859

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Growth Fund I
Communications		$1,705,487	$—	$192	$1,705,679
Consumer, Cyclical		580,836	—	—	580,836
Consumer, Non-cyclical		2,288,341	—	—	2,288,341
Energy		7,731	—	—	7,731
Financial		676,352	—	—	676,352
Industrial		861,223	—	—	861,223
Technology		1,799,387	—	—	1,799,387
Utilities		39,706	—	—	39,706
Convertible Preferred Stocks
Communications		—	—	31,316	31,316
Investment Companies		148,993	—	—	148,993
Preferred Stocks
Technology		—	1,316	4,557	5,873
	Total investments in securities $	8,239,915	$1,316	$36,065	$8,277,296
Assets
Equity Contracts
Futures**		1,041	—	—	$1,041

LargeCap S&P 500 Index Fund
Common Stocks*		5,380,786	—	—	5,380,786
Investment Companies		100,739	—	—	100,739
	Total investments in securities $	5,481,525	$—	$—	$5,481,525
Assets
Equity Contracts
Futures**		5,295	—	—	5,295

LargeCap Value Fund III
Common Stocks*		1,936,154	—	—	1,936,154
Investment Companies		55,086	—	—	55,086
	Total investments in securities $	1,991,240	$—	$—	$1,991,240
Assets
Equity Contracts
Futures**		490	—	—	490

MidCap Fund
Common Stocks*		14,055,092	—	—	14,055,092
Investment Companies		37,828	—	—	37,828
	Total investments in securities $	14,092,920	$—	$—	$14,092,920

MidCap Growth Fund
Common Stocks*		168,626	—	—	168,626
Investment Companies		6,139	—	—	6,139
	Total investments in securities $	174,765	$—	$—	$174,765

MidCap Growth Fund III
Common Stocks*		979,287	—	—	979,287
Investment Companies		18,983	—	—	18,983
	Total investments in securities $	998,270	$—	$—	$998,270
Assets
Equity Contracts
Futures**		305	—	—	305

MidCap S&P 400 Index Fund
Common Stocks*		1,294,025	—	—	1,294,025
Investment Companies		28,317	—	—	28,317
	Total investments in securities $	1,322,342	$—	$—	$1,322,342
Assets
Equity Contracts
Futures**		1,315	—	—	1,315

MidCap Value Fund I
Common Stocks*		893,526	—	—	893,526
Investment Companies		14,605	—	—	14,605
	Total investments in securities $	908,131	$—	$—	$908,131
Assets

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
MidCap Value Fund I
Assets
Equity Contracts
Futures**		$419	$—	$—	$419

MidCap Value Fund III
Common Stocks*		984,985	—	—	984,985
Investment Companies		19,332	—	—	19,332
	Total investments in securities $	1,004,317	$—	$—	$1,004,317
Assets
Equity Contracts
Futures**		110	—	—	110

Money Market Fund
Bonds*		—	33,305	—	33,305
Commercial Paper*		—	400,907	—	400,907
Investment Companies		20,840	—	—	20,840
Municipal Bonds*		—	37,063	—	37,063
Repurchase Agreements*		—	16,000	—	32,000
	Total investments in securities $	20,840	$487,275	$—	$524,115

Overseas Fund
Common Stocks
Basic Materials		—	233,331	—	233,331
Communications		34,616	181,955	—	216,571
Consumer, Cyclical		24,873	244,086	—	268,959
Consumer, Non-cyclical		26,982	336,555	—	363,537
Diversified		—	2,986	—	2,986
Energy		95,470	161,557	—	257,027
Financial		67,243	596,990	—	664,233
Industrial		382	417,618	—	418,000
Technology		—	97,131	—	97,131
Utilities		—	154,806	—	154,806
Investment Companies		59,946	—	—	59,946
Preferred Stocks
Consumer, Cyclical		—	66,630	—	66,630
	Total investments in securities $	309,512	$2,493,645	$—	$2,803,157
Assets
Equity Contracts
Futures**		270	—	—	270

Principal Capital Appreciation Fund
Common Stocks*		1,702,205	—	—	1,702,205
Investment Companies		35,738	—	—	35,738
	Total investments in securities $	1,737,943	$—	$—	$1,737,943

Principal LifeTime 2010 Fund
Investment Companies		762,044	—	—	762,044
	Total investments in securities $	762,044	$—	$—	$762,044

Principal LifeTime 2015 Fund
Investment Companies		417,454	—	—	417,454
	Total investments in securities $	417,454	$—	$—	$417,454

Principal LifeTime 2020 Fund
Investment Companies		4,101,471	—	—	4,101,471
	Total investments in securities $	4,101,471	$—	$—	$4,101,471

Principal LifeTime 2025 Fund
Investment Companies		1,484,961	—	—	1,484,961
	Total investments in securities $	1,484,961	$—	$—	$1,484,961

Principal LifeTime 2030 Fund
Investment Companies		5,304,584	—	—	5,304,584
	Total investments in securities $	5,304,584	$—	$—	$5,304,584

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2035 Fund
Investment Companies	$1,163,437	$—	$—	$1,163,437
Total investments in securities $	1,163,437	$—	$—	$1,163,437

Principal LifeTime 2040 Fund
Investment Companies	3,617,014	—	—	3,617,014
Total investments in securities $	3,617,014	$—	$—	$3,617,014

Principal LifeTime 2045 Fund
Investment Companies	833,142	—	—	833,142
Total investments in securities $	833,142	$—	$—	$833,142

Principal LifeTime 2050 Fund
Investment Companies	2,126,937	—	—	2,126,937
Total investments in securities $	2,126,937	$—	$—	$2,126,937

Principal LifeTime 2055 Fund
Investment Companies	400,550	—	—	400,550
Total investments in securities $	400,550	$—	$—	$400,550

Principal LifeTime 2060 Fund
Investment Companies	296,977	—	—	296,977
Total investments in securities $	296,977	$—	$—	$296,977

Principal LifeTime 2065 Fund
Investment Companies	10,950	—	—	10,950
Total investments in securities $	10,950	$—	$—	$10,950

Principal LifeTime Hybrid 2015 Fund
Investment Companies	92,550	—	—	92,550
Total investments in securities $	92,550	$—	$—	$92,550

Principal LifeTime Hybrid 2020 Fund
Investment Companies	279,451	—	—	279,451
Total investments in securities $	279,451	$—	$—	$279,451

Principal LifeTime Hybrid 2025 Fund
Investment Companies	189,183	—	—	189,183
Total investments in securities $	189,183	$—	$—	$189,183

Principal LifeTime Hybrid 2030 Fund
Investment Companies	231,325	—	—	231,325
Total investments in securities $	231,325	$—	$—	$231,325

Principal LifeTime Hybrid 2035 Fund
Investment Companies	131,686	—	—	131,686
Total investments in securities $	131,686	$—	$—	$131,686

Principal LifeTime Hybrid 2040 Fund
Investment Companies	155,393	—	—	155,393
Total investments in securities $	155,393	$—	$—	$155,393

Principal LifeTime Hybrid 2045 Fund
Investment Companies	79,186	—	—	79,186
Total investments in securities $	79,186	$—	$—	$79,186

Principal LifeTime Hybrid 2050 Fund
Investment Companies	72,503	—	—	72,503
Total investments in securities $	72,503	$—	$—	$72,503

Principal LifeTime Hybrid 2055 Fund
Investment Companies	22,603	—	—	22,603
Total investments in securities $	22,603	$—	$—	$22,603

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime Hybrid 2060 Fund
Investment Companies	$7,008	$—	$—	$7,008
Total investments in securities $	7,008	$—	$—	$7,008

Principal LifeTime Hybrid 2065 Fund
Investment Companies	680	—	—	680
Total investments in securities $	680	$—	$—	$680

Principal LifeTime Hybrid Income Fund
Investment Companies	53,946	—	—	53,946
Total investments in securities $	53,946	$—	$—	$53,946

Principal LifeTime Strategic Income Fund
Investment Companies	414,740	—	—	414,740
Total investments in securities $	414,740	$—	$—	$414,740

Real Estate Securities Fund
Common Stocks*	3,786,692	—	—	3,786,692
Investment Companies	61,166	—	—	61,166
Total investments in securities $	3,847,858	$—	$—	$3,847,858

SAM Balanced Portfolio
Investment Companies	4,408,673	—	—	4,408,673
Total investments in securities $	4,408,673	$—	$—	$4,408,673

SAM Conservative Balanced Portfolio
Investment Companies	1,678,268	—	—	1,678,268
Total investments in securities $	1,678,268	$—	$—	$1,678,268

SAM Conservative Growth Portfolio
Investment Companies	2,935,650	—	—	2,935,650
Total investments in securities $	2,935,650	$—	$—	$2,935,650

SAM Flexible Income Portfolio
Investment Companies	2,561,563	—	—	2,561,563
Total investments in securities $	2,561,563	$—	$—	$2,561,563

SAM Strategic Growth Portfolio
Investment Companies	1,798,238	—	—	1,798,238
Total investments in securities $	1,798,238	$—	$—	$1,798,238

Short-Term Income Fund
Bonds*	—	4,604,198	—	4,604,198
Investment Companies	14,374	—	—	14,374
U.S. Government & Government Agency Obligations*	—	70,243	—	70,243
Total investments in securities $	14,374	$4,674,441	$—	$4,688,815

SmallCap Fund
Common Stocks*	628,719	—	—	628,719
Investment Companies	12,748	—	—	12,748
Total investments in securities $	641,467	$—	$—	$641,467

SmallCap Growth Fund I
Common Stocks
Basic Materials	30,846	11	—	30,857
Communications	146,074	—	—	146,074
Consumer, Cyclical	232,984	—	—	232,984
Consumer, Non-cyclical	509,439	1	3	509,443
Energy	20,094	—	—	20,094
Financial	126,068	—	—	126,068
Industrial	277,802	—	—	277,802
Technology	303,881	—	—	303,881

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Growth Fund I
Utilities		$550	$—	$—	$550
Investment Companies		62,464	—	—	62,464
Preferred Stocks		18	—	—	18
	Total investments in securities $	1,710,220	$12	$3	$1,710,235
Assets
Equity Contracts
Futures**		160	—	—	160

SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials		51,863	93	—	51,956
Communications		58,566	—	—	58,566
Consumer, Cyclical		182,577	722	—	183,299
Consumer, Non-cyclical		234,460	—	—	234,460
Energy		49,733	—	—	49,733
Financial		310,890	—	—	310,890
Industrial		234,475	—	—	234,475
Technology		109,253	—	—	109,253
Utilities		31,587	—	—	31,587
Investment Companies		37,720	—	—	37,720
	Total investments in securities $	1,301,124	$815	$—	$1,301,939
Assets
Equity Contracts
Futures**		2,250	—	—	2,250

SmallCap Value Fund II
Common Stocks
Basic Materials		29,501	—	—	29,501
Communications		46,401	—	1	46,402
Consumer, Cyclical		117,224	51	—	117,275
Consumer, Non-cyclical		122,393	—	—	122,393
Diversified		743	—	—	743
Energy		66,777	—	—	66,777
Financial		348,162	14	—	348,176
Government		21	—	—	21
Industrial		156,107	—	—	156,107
Technology		70,255	—	—	70,255
Utilities		48,113	—	—	48,113
Investment Companies		39,580	—	—	39,580
Preferred Stocks		11	—	—	11
	Total investments in securities $	1,045,288	$65	$1	$1,045,354
Assets
Equity Contracts
Futures**		208	—	—	208

Tax-Exempt Bond Fund
Municipal Bonds*		—	406,882	—	406,882
	Total investments in securities $	—	$406,882	$—	$406,882
*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows

(amounts in thousands):

		Fair Value as of
Fund	Asset Type	January 31, 2019	Valuation Technique	Unobservable Input	Input Valuations

Global Diversified	Bonds	$ 105,024	Yield Analysis	Yield to Maturity	9.0 – 12.5%
Income Fund
	Common Stocks	47,598	Enterprise Valuation Model	EBITDA Multiples	4.75 – 7.00	x
			Discounted Cash Flow	Discount Rate	13.6 – 16.0%
	Common Stocks	193	Liquidation Analysis	Available Cash	$10,319,800
	Common Stocks	68	Indicative Market Quotations	Broker Quote	$0.90
	Credit Linked
	Structured Notes	2,521	Indicative Market Quotations	Broker Quote	$0.65
	Senior Floating	35,440	Yield Analysis	Yield to Maturity	0.0 – 10.8%
	Rate Interests
		$190,844

Income Fund	Common Stocks	$ 28,144	Enterprise Valuation Model	EBITDA Multiples	0.95 – 1.15	x
	Common Stocks	3,244	Indicative Market Quotations	Broker Quote	$140.00
		$31,388

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

									Net Change
			Accrued						in Unrealized
			Discounts/						Appreciation/
			Premiums						(Depreciation) on
	Value	Realized	and Change						Investments Held
	October	Gain/	in Unrealized		Proceeds	Transfers into	Transfers Out of	Value January	at January 31,
Fund	31, 2018	(Loss)	Gain/ (Loss)	Purchases	from Sales	Level 3*	Level 3**	31, 2019	2019
Global Diversified Income Fund***
Bonds	$111,011	$(17)	$22	$—	$(5,992)	$—	$—	$105,024	$25
Common Stock
Basic Materials	46,459	—	(7,112)	—	—	—	—	39,347	(7,112)
Consumer,
ssCyclical	68	—	1,862	6,389	—	—	—	8,319	1,862
Energy	189	—	4	—	—	—	—	193	4
Credit Linked
Structured Notes	2,764	(10)	(28)	—	(205)	—	—	2,521	(48)
Senior Floating
Rates Interests	35,440	—	—	—	—	—	—	35,440	—
Total	$195,931	$(27)	$(5,252)	$6,389	$(6,197)	$—	$—	$190,844	$(5,269)

Income Fund
Common Stock
Industrial	$29,866	$—	$(1,722)	$—	$—	$—	$—	$28,144	$(1,722)
Utilities	—	—	704	2,540	—	—	—	3,244	704
Total	$29,866	$—	$(1,018)	$2,540	$—	$—	$—	$31,388	$(1,018)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by a pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of January 31, 2019 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 03/19/2019

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 03/19/2019

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 03/19/2019